       As filed with the Securities and Exchange Commission on February 12, 2003
                                       Securities Act Registration No. _________



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.                    Post-effective Amendment No.
                           ----                                            ----

                        (Check appropriate box or boxes)

                         AIM INVESTMENT SECURITIES FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                   ------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

JOHN H. LIVELY, ESQUIRE                   THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202


         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective on March 14, 2003 pursuant to Rule 488.

         The title of the securities being registered is AIM Income Fund Class A shares, Class B shares, Class C shares and Class R shares. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

                             AIM GLOBAL INCOME FUND
                  A PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC.

                           AIM STRATEGIC INCOME FUND
                      A PORTFOLIO OF AIM INVESTMENT FUNDS

                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                                                                  March __, 2003

Dear Shareholder:

Enclosed is a combined proxy statement and prospectus seeking approval of two separate proposed fund reorganizations.

         o Shareholders of AIM Global Income Fund ("Global Income") are being asked to approve a proposed combination of Global Income with AIM Income Fund ("Income Fund").

         o Shareholders of AIM Strategic Income Fund ("Strategic Income") are being asked to approve a proposed combination of AIM Strategic Income Fund with Income Fund.

The investment objectives of Global Income and Strategic Income are similar to that of Income Fund. Income Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Global Income seeks to provide high current income, with a secondary objective of protection of principal and growth of capital, and Strategic Income seeks to provide high current income with a secondary objective of growth of capital. A I M Advisors, Inc. serves as the investment advisor to each fund.

Income Fund has generally provided a better return to its shareholders than Strategic Income, and Income Fund's return to shareholders has been comparable to that of Global Income. Income Fund's total expenses are lower than either Global Income or Strategic Income. Income Fund is significantly larger than Global Income and Strategic Income, and the combined assets of the funds may provide a more stable base for management by A I M Advisors, Inc. The accompanying document describes both proposed transactions and compares the investment policies, operating expenses and performance history of Income Fund to both Global Income and Strategic Income, respectively. You should review the enclosed materials carefully.

Shareholders of Global Income are being asked to approve an Agreement and Plan of Reorganization by and among AIM International Funds, Inc., AIM Investment Securities Funds and A I M Advisors, Inc., that will govern the reorganization of Global Income into Income Fund. Shareholders of Strategic Income are being asked to approve an Agreement and Plan of Reorganization by and among AIM Investment Funds, AIM Investment Securities Funds and A I M Advisors, Inc., that will govern the reorganization of Strategic Income into Income Fund. After careful consideration, the Board of Directors of AIM International Funds, Inc. and the Board of Trustees of AIM Investment Funds, respectively, have unanimously approved the proposals and recommend that you vote FOR the proposals.

If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify AIM International Funds, Inc. or AIM Investments Funds by calling 1-800-952-3502. If you do not expect to attend the meeting, please fill in, date, sign and return the proxy card in the enclosed envelope which requires no postage if mailed in the United States.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Georgeson Shareholder Communications, Inc., reminding you to vote your shares. You may also vote your shares by telephone or on the internet at http://www.aiminvestments.com by following the instructions that appear on the enclosed proxy materials.


Sincerely,
/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                             AIM GLOBAL INCOME FUND
                                 A PORTFOLIO OF
                          AIM INTERNATIONAL FUNDS, INC.
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 4, 2003

TO THE SHAREHOLDERS OF AIM GLOBAL INCOME FUND:

         NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of AIM Global Income Fund ("Global Income"), an investment portfolio of AIM International Funds, Inc. ("AIFI"), will be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 on June 4, 2003, at 3:00 p.m., Central Time, for the following purposes:

         1. To approve an Agreement and Plan of Reorganization (the "Agreement") by and among AIFI, acting on behalf of Global Income, AIM Investment Securities Funds ("AIS"), acting on behalf of AIM Income Fund ("Income Fund") and A I M Advisors, Inc. The Agreement provides for the combination of Global Income with Income Fund (the "Reorganization"). Pursuant to the Agreement, all of the assets of Global Income will be transferred to Income Fund. Income Fund will assume all of the liabilities of Global Income, and AIS will issue Class A shares of Income Fund to Global Income's Class A shareholders, Class B shares of Income Fund to Global Income's Class B shareholders, and Class C shares of Income Fund to Global Income's Class C shareholders. The value of each Global Income shareholder's account with Income Fund immediately after the Reorganization will be the same as the value of such shareholder's account with Global Income immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No initial sales charge will be imposed in connection with the Reorganization.

         2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on March 10, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF AIFI. YOU MAY ALSO VOTE YOUR SHARES THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE OR BY TELEPHONE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO AIFI OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

/s/
   ---------------------------
     Secretary
March __, 2003

                            AIM STRATEGIC INCOME FUND
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 4, 2003

TO THE SHAREHOLDERS OF AIM STRATEGIC INCOME FUND:

         NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of AIM Strategic Income Fund ("Strategic Income"), an investment portfolio of AIM Investment Funds ("AIF"), will be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 on June 4, 2003, at 3:00 p.m., Central Time, for the following purposes:

         1. To approve an Agreement and Plan of Reorganization (the "Agreement") by and among AIF, acting on behalf of Strategic Income, AIM Investment Securities Funds ("AIS"), acting on behalf of AIM Income Fund ("Income Fund") and A I M Advisors, Inc. The Agreement provides for the combination of
Strategic Income with Income Fund (the "Reorganization"). Pursuant to the Agreement, all of the assets of Strategic Income will be transferred to Income Fund. Income Fund will assume all of the liabilities of Strategic Income, and AIS will issue Class A shares of Income Fund to Strategic Income's Class A shareholders, Class B shares of Income Fund to Strategic Income's Class B shareholders, and Class C shares of Income Fund to Strategic Income's Class C shareholders. The value of each Strategic Income shareholder's account with Income Fund immediately after the Reorganization will be the same as the value of such shareholder's account with Strategic Income immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. No initial sales charge will be imposed in connection with the Reorganization.

         2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on March 10, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF AIF. YOU MAY ALSO VOTE YOUR SHARES THROUGH A WEBSITE ESTABLISHED FOR THAT PURPOSE OR BY TELEPHONE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY MATERIALS. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY EXECUTING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO AIF OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

/s/
    --------------------
     Secretary
March __, 2003

   AIM GLOBAL INCOME FUND                             AIM STRATEGIC INCOME FUND
      A PORTFOLIO OF                                       A PORTFOLIO OF
AIM INTERNATIONAL FUNDS, INC.                           AIM INVESTMENT FUNDS


                                 AIM INCOME FUND
                                 A PORTFOLIO OF
                         AIM INVESTMENT SECURITIES FUNDS

                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                            TOLL FREE: (800) 454-0327


                     COMBINED PROXY STATEMENT AND PROSPECTUS
                              DATED: MARCH __, 2003

         This document is being furnished in connection with the special meeting of shareholders of AIM Global Income Fund ("Global Income"), an investment portfolio of AIM International Funds, Inc. ("AIFI"), a Maryland corporation (the "Global Income Special Meeting"), and in connection with the special meeting of shareholders of AIM Strategic Income Fund ("Strategic Income"), an investment portfolio of AIM Investment Funds ("AIF"), a Delaware statutory trust (the "Strategic Income Special Meeting" and, together with the Global Income Special Meeting, the "Special Meetings"). The Special Meetings will each be held on June 4, 2003.

         At the Global Income Special Meeting, the shareholders of Global Income are being asked to consider and approve an Agreement and Plan of Reorganization (the "Global Income Agreement") by and among AIFI, acting on behalf of Global Income, AIM Investment Securities Fund ("AIS"), acting on behalf of AIM Income Fund ("Income Fund"), and A I M Advisors, Inc. ("AIM Advisors"). The Global Income Agreement provides for the combination of Global Income Fund with Income Fund (the "Global Income Reorganization"). The Board of Directors of AIFI has unanimously approved the Global Income Agreement and the Global Income Reorganization as being in the best interest of the shareholders of Global Income.

         At the Strategic Income Special Meeting, the shareholders of Strategic Income are being asked to consider and approve an Agreement and Plan of Reorganization (the "Strategic Income Agreement" and, together with the Global Income Agreement, the "Agreements") by and among AIF, acting on behalf of Strategic Income, AIS, acting on behalf of Income Fund, and AIM Advisors. The Strategic Income Agreement provides for the combination of Strategic Income Fund and Income Fund (the "Strategic Income Reorganization" and, together with the Global Income Reorganization, the "Reorganizations"). The Board of Trustees of AIF has unanimously approved the Strategic Income Agreement and the Strategic Income Reorganization as being in the best interest of the shareholders of Strategic Income.

         Income Fund is an investment portfolio of AIS, an open-end, series management investment company. Pursuant to the Agreements, all of the assets of Global Income and Strategic Income will be transferred to Income Fund, Income Fund will assume all of the liabilities of Global Income and Strategic Income, and AIS will issue Class A shares of Income

Fund to Global Income's and Strategic Income's Class A shareholders, Class B shares of Income Fund to Global Income's and Strategic Income's Class B shareholders, and Class C shares of Income Fund to Global Income's and Strategic Income's Class C shareholders. The value of each Global Income and Strategic Income shareholder's account with Income Fund immediately after the Reorganizations will be the same as the value of such shareholder's account with Global Income and Strategic Income, respectively, immediately prior to the Reorganizations. The Reorganizations have been structured as tax-free transactions. No initial sales charge will be imposed in connection with the Reorganizations.

         The investment objective of Income Fund is similar to the investment objectives of Global Income and Strategic Income. All three funds' primary investment objective is high current income. Income Fund seeks to achieve high current income consistent with reasonable concern for safety of principal, while Global Income's and Strategic Income's secondary investment objectives are protection of principal and growth of capital, and growth of capital, respectively. All three funds seek to achieve their investment objectives by investing primarily in corporate and government debt securities. See "Comparison of Investment Objectives and Policies."

         This Combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") sets forth the information that shareholders of Global Income should know before voting on the Global Income Agreement, and the information shareholders of Strategic Income should know before voting on the Strategic Income Agreement. Shareholders should read and retain this Proxy Statement/Prospectus for future reference.

         The current Prospectus of Global Income dated March 3, 2003 (the "Global Income Prospectus"), together with the related Statement of Additional Information dated March 3, 2003, and the current Prospectus of Strategic Income, dated March 3, 2003, (the "Strategic Income Prospectus"), together with the related Statement of Additional Information also dated March 3, 2003, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated by reference herein. The Prospectus of Income Fund dated December 2, 2002 (the "Income Fund Prospectus"), and the related Statement of Additional Information dated December 2, 2002, as supplemented January 24, 2003, have also been filed with the SEC and are incorporated by reference herein. A copy of the Income Fund Prospectus is attached as Appendix III to this Proxy Statement/Prospectus. The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about AIF, AIFI and AIS. These documents are also available without charge by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling
(800) 347-4246. Additional information about Strategic Income and Income Fund may also be obtained on the internet at http://www.aiminvestments.com.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
        THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[AIM LOGO APPEARS HERE]

                                TABLE OF CONTENTS


                                                                                                               Page
                                                                                                               ----

         INTRODUCTION.............................................................................................1
         SYNOPSIS.................................................................................................3
                      The Reorganizations.........................................................................3
                      Reasons for the Reorganizations.............................................................3
                      Comparison of Income Fund, Global Income and Strategic Income...............................5
         RISK FACTORS............................................................................................11
                      Comparative Risks..........................................................................11
                      Risks Associated with Income Fund..........................................................12
         COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES........................................................13
                      Investment Objectives of Income Fund, Global Income and Strategic Income...................13
                      Investment Policies of Income Fund.........................................................13
                      Investment Policies of Global Income.......................................................13
                      Investment Policies of Strategic Income....................................................14
                      Income Fund Portfolio Management...........................................................14
                      Management's Discussion and Analysis of Performance........................................15
         FINANCIAL HIGHLIGHTS....................................................................................15
         ADDITIONAL INFORMATION ABOUT THE AGREEMENTS.............................................................19
                      Terms of the Reorganizations...............................................................19
                      The Reorganizations........................................................................19
                      Board Considerations.......................................................................19
                      Other Terms................................................................................23
                      Federal Income Tax Consequences............................................................24
                      Accounting Treatment.......................................................................25
         ADDITIONAL INFORMATION ABOUT INCOME FUND AND STRATEGIC INCOME...........................................25
         RIGHTS OF SHAREHOLDERS..................................................................................26
                      General ...................................................................................26
                      Liability of Shareholders..................................................................26
                      Election of Directors/Trustees; Terms......................................................27
                      Removal of Directors/Trustees..............................................................27
                      Meetings of Shareholders...................................................................27
                      Liability of Directors/Trustees and Officers; Indemnification..............................27
                      Termination................................................................................28
                      Voting Rights of Shareholders..............................................................28
                      Dissenters' Rights.........................................................................28
                      Amendments to Organization Documents.......................................................29
         OWNERSHIP OF GLOBAL INCOME , STRATEGIC INCOME AND INCOME FUND SHARES....................................30
                      Significant Holders........................................................................30
         CAPITALIZATION..........................................................................................32


                                                                                                               Page
                                                                                                               ----
         LEGAL MATTERS...........................................................................................33
         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION...........................................33


APPENDIX I......Agreement and Plan of Reorganization for Global Income and
                Income Fund

APPENDIX II.....Agreement and Plan of Reorganization for Strategic Income and
                Income Fund

APPENDIX III....Prospectus of Income Fund

APPENDIX IV.....Income Fund Discussion & Analysis of Performance

         The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, Invest with DISCIPLINE, Invierta con DISCIPLINA, La Familia AIM de Fondos, and La Familia AIM de Fondos and Design are registered service marks, and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

         No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this prospectus, and you should not rely on such other information or representations.

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of AIFI and the Board of Trustees of AIF for use at special meetings of shareholders to be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, on June 4, 2003, at 3:00 p.m., Central Time (such meetings and any adjournments thereof are referred to as the "Special Meetings").

         All properly executed and unrevoked proxies received in time for the Special Meetings will be voted in accordance with the instructions contained therein. If no instructions are given, shares represented by proxies will be voted FOR the proposals to approve the Agreements and in accordance with management's recommendation on other matters.

         The presence in person or by proxy of Global Income Stockholders entitled to cast thirty - three and one-third percent (33?%) of all votes entitled to be cast at the Global Income Special Meeting shall constitute a quorum. Approval of the Global Income Agreement requires the affirmative vote of the majority of shares cast at the Global Income Special Meeting.

         The presence in person or by proxy of one-third of the issued and outstanding shares of beneficial interest of Strategic Income will constitute a quorum at the Strategic Income Special Meeting. Approval of the Strategic Income Agreement requires the affirmative vote of the majority of shares cast at the Strategic Income Meeting.

         It is not a condition to consummation of the Global Income Reorganization that Strategic Income shareholders approve the Strategic Income Reorganization. Nor is it a condition to consummation of the Strategic Income Reorganization that Global Income shareholders approve the Global Income Reorganization.

         Abstentions and broker non-votes will be counted as shares present at the Special Meetings for quorum purposes, but will not be considered votes cast at the Special Meetings. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of AIFI or AIF, as the case may be. In addition, although mere attendance at a Special Meeting will not revoke a proxy, a shareholder present at a Special Meeting may withdraw his proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meetings in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on March 10, 2003 (the "Record Date"), are entitled to vote at the Special Meetings. On the Record Date, there were __________ Class A shares, ____________ Class B shares, and ___________ Class C shares of Global Income outstanding, and _________ Class A shares, ____________ Class B shares, and _________________ Class C shares of Strategic Income outstanding. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

         AIFI and AIF have engaged the services of Georgeson Shareholder Communications, Inc. ("GSC") to assist in the solicitation of proxies for the Special Meetings. AIFI and AIF expect to solicit proxies principally by mail, but AIFI, AIF or GSC may also solicit proxies by telephone, facsimile or personal interview. AIFI's and AIF's officers will not receive any additional or special compensation for any such solicitation. The cost of shareholder solicitation for Global Income is anticipated to be $15,450, and for Strategic Income is anticipated to be approximately $11,450. Global Income, Strategic Income and Income Fund will bear their own costs and expenses incurred in connection with the Reorganizations. However, AIM Advisors has agreed to reimburse expenses and waive certain of its fees so that specified expense caps for Global Income and Strategic Income are not exceeded. As a result, AIM Advisors will effectively bear all of the expenses associated with the Reorganization for Global Income and Strategic Income.

         AIFI and AIF intend to mail this Proxy Statement/Prospectus and the accompanying proxy on or about March __, 2003.

                                    SYNOPSIS

THE REORGANIZATIONS

         The Reorganizations will result in the combination of Global Income and Strategic Income with Income Fund. Global Income is a portfolio of AIFI, a Maryland corporation, Strategic Income is a portfolio of AIF, a Delaware statutory trust, and Income Fund is a portfolio of AIS, a Delaware statutory trust.

         If shareholders of Global Income and Strategic Income approve the Global Income Agreement and the Strategic Income Agreement, respectively, and other closing conditions are satisfied, all of the assets of Global Income Fund and Strategic Income Fund will be transferred to Income Fund, Income Fund will assume all of the liabilities of Global Income and Strategic Income, and AIS will issue Class A shares of Income Fund to Global Income and Strategic Income Class A shareholders, Class B shares of Income Fund to Global Income and Strategic Income Class B shareholders, and Class C shares of Income Fund to Global Income and Strategic Income Class C shareholders. The shares of Income Fund issued in the Global Income Reorganization will have an aggregate net asset value equal to the value of the net assets of Global Income transferred to Income Fund and the shares of Income Fund issued in the Strategic Income Reorganization will have an aggregate net asset value equal to the value of the net assets of Strategic Income transferred to Income Fund. The value of each shareholder's account with Income Fund immediately after the Reorganizations will be the same as the value of such shareholder's account with Global Income or Strategic Income, as the case may be, immediately prior to the Reorganizations. A copy of the Global Income Agreement is attached as Appendix I, and a copy of the Strategic Income Agreement is attached as Appendix II, to this Proxy Statement/Prospectus. See "Additional Information About the Agreements" below.

         Global Income and Strategic Income will each receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Global Income Reorganization and the Strategic Income Reorganization, respectively, will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay additional Federal income tax as a result of the Reorganizations. See "Additional Information About the Agreement -- Federal Tax Consequences" below.

REASONS FOR THE REORGANIZATIONS

Global Income

         The Board of Directors of AIFI, including the independent directors, has determined that the reorganization of Global Income into Income Fund is in the best interests of Global Income and its shareholders and that the interests of the shareholders of Global Income will not be diluted as a result of the Global Income Reorganization.

         In evaluating the proposed Reorganization, the Board of Directors considered a number of factors, including:

         o The investment objective and principal investment strategies of the funds.

         o        The comparative expenses and performance of the two funds.

         o The consequences of the Reorganization for Federal income tax purpose.

         o Any fees or expenses that will be borne directly or indirectly by the fund in connection with the Reorganization.

         Although Global Income and Income Fund have different investment policies, there is significant overlap in the securities held by the two funds. At December 31, 2002, 89% of the total net assets of Global Income were invested in securities also held by Income Fund.

         The Board of Directors noted that Income Fund has generally provided relatively comparable total return to its shareholders as Global Income. The Board of Directors also noted that the expenses of Global Income, expressed as a percentage of assets, are higher than those of Income Fund, both before and after fee waivers by AIM Advisors. Before fee waivers and expense reimbursements, the total operating expenses of Global Income are higher than those of Income Fund by 73 basis points for Class A shares and by 48 basis points for Class B and C shares.

         The Reorganization will be tax-free for Federal income tax purposes, and Global Income will receive an opinion of counsel of Ballard Spahr Andrews & Ingersoll, LLP to that effect prior to the completion of the Reorganization. Each fund will bear its own expenses in connection with the transaction. Because the total operating expenses of Global Income currently exceed the limitations agreed to by AIM Advisors, the expenses incurred by Global Income in connection with the preparation of this Proxy Statement/Prospectus and the solicitation of proxies will effectively be borne by AIM Advisors.

         For additional information concerning the deliberations of the Board of Trustees on the Plan of Reorganization see "Additional Information About the Agreement - Board Considerations."

Strategic Income

         The Board of Trustees of AIF, including the independent trustees, determined that the reorganization of Strategic Income into Income Fund is in the best interests of Strategic Income and its shareholders and that the interests of the shareholders of Strategic Income will not be diluted as a result of the Strategic Income Reorganization.

         In evaluating the proposed Reorganization, the Board of Trustees considered a number of factors, including:

         o The investment objective and principal investment strategies of the funds.

         o        The comparative expenses and performance of the two funds.

         o The consequences of the Reorganization for Federal income tax purposes.

         o Any fees or expenses that will be borne directly or indirectly by the fund in connection with the Reorganization.

Although Strategic Income and Income Fund have different investment policies, there is significant overlap in the securities held by the two funds. At December 31, 2002, 78% of the total net assets of Strategic Income were invested in securities also held by Income Fund.

         The Board of Trustees noted that Income Fund has generally provided a higher long-term return to its shareholders than Strategic Income. The Board of Trustees also noted that the expenses of Strategic Income, expressed as a percentage of assets, are higher than those of Income Fund, both before and after fee waivers and expense reimbursements by AIM Advisors. Before fee waivers and expense reimbursements, the total operating expenses of Strategic Income are higher than those of Income Fund by 67 basis points for Class A shares and by 57 basis points for Class B and C shares.

         The Reorganization will be tax-free for Federal income tax purposes, and Strategic Income will receive an opinion of counsel of Ballard Spahr Andrews & Ingersoll, LLP to that effect prior to the completion of the Reorganization. Each fund will bear its own expenses in connection with the transaction. Because the total operating expenses of Strategic Income currently exceed the limitations agreed to by AIM Advisors, the expenses incurred by Strategic Income in connection with the preparation of this Proxy Statement/Prospectus and the solicitation of proxies will effectively be borne by AIM Advisors.

         For additional information concerning the deliberations of the Board of Trustees on the Plan of Reorganization see "Additional Information About the Agreement - Board Considerations."

COMPARISON OF INCOME FUND, GLOBAL INCOME AND STRATEGIC INCOME

Investment Objective and Policies

         The investment objective of Income Fund is a high level of current income consistent with reasonable concern for safety of principal. Income Fund seeks to achieve its investment objective by investing primarily in fixed-rate corporate debt and U.S. and non-U.S. Government obligations. The fund may invest up to 40% of its total assets in foreign securities. The fund may invest up to 35% of its net assets in lower-quality debt securities, i.e., "junk bonds" and unrated debt securities deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock issues and convertible corporate debt.

         The investment objective of Global Income is high current income and its secondary objective is protection of principal and growth of capital. Global Income seeks to meet its investment objective by investing at least 65% of its total assets in government and non-convertible corporate debt securities, both foreign and domestic, including securities issued by governments and companies in developed countries such as the United States, the countries of Western Europe, Canada, Japan, Australia and New Zealand. The fund may also invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States, and will normally maintain at least 20% of its total assets in securities of U.S. issuers. The fund may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers and up to 10% of its total assets in convertible debt securities of foreign and domestic issuers. The fund may also invest up to 35% of its total assets in lower-quality debt securities, i.e., "junk bonds."

         The investment objective of Strategic Income is high current income and its secondary objective is growth of capital. Strategic Income seeks to meet its investment objective by investing primarily in debt securities, including mortgage-backed and asset-backed securities of issuers in the United States and developed and developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund normally invests at least 35% of its total assets in U.S. and foreign debt and other fixed income securities that are either rated at least investment grade by Moody's Investors Service, Inc. or Standard and Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe to be of comparable quality. The fund may invest up to 65% of its total assets in debt securities that are rated below investment grade by such agencies or that the fund's portfolio managers believe to be of comparable quality, i.e., "junk bonds." The fund may also invest up to 35% of its total assets in equity securities. The fund may invest a significant portion of its assets in the securities of U.S. issuers.

Investment Advisory Services

         AIM Advisors serves as investment adviser to Income Fund, Global Income and Strategic Income.

Performance

         Average annual total returns for the periods indicated for Class A shares of Income Fund, Global Income and Strategic Income, including sales charges, are shown below. Past performance cannot guarantee comparable future results.

     INCOME FUND CLASS A SHARES(1)
     (for the period ended December 31, 2002)                   1-YEAR          5-YEAR         10-YEAR
     ----------------------------------------                   ------          ------         -------

     Return Before Taxes                                        -2.54            0.31           4.91
     Return After Taxes on Distributions                        -4.83           -2.29           2.02
     Return After Taxes on Distributions and Sale of Fund       -1.60           -1.02           2.50
     Shares
     Lehman Bros. Aggregate Bond Index(2) (reflects no          10.25            7.55           7.51
     deductions for fees, expenses or taxes)

-----------------------

(1) Inception date for Class A Shares is May 3, 1968.

(2) The Lehman Bros. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

     GLOBAL INCOME FUND CLASS A SHARES(1)
     (for the period ended December 31, 2002)                   1-YEAR          5-YEAR      SINCE INCEPTION
     ----------------------------------------                   ------          ------      ---------------

     Return Before Taxes                                        -1.80            0.81             4.85
     Return After Taxes on Distributions                        -4.05           -1.20             2.29
     Return After Taxes on Distributions and Sale of Fund       -1.16           -0.35             2.61
     Shares
     Salomon Brothers World Gov't Bond Index(2) (reflects       19.49            5.82             6.27(3)
     no deductions for fees, expenses or taxes)

-----------------------

(1) Inception date for Class A Shares is September 15, 1994.

(2) The Salomon Brothers World Government Bond Index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US $125 million. The index measures the performance of the domestic government bond markets in fourteen countries combined.

(3) The average annual total return is given since August 31, 1994, the date closest to the inception date of Global Income Class A shares.

     STRATEGIC INCOME CLASS A SHARES(1)
     (for the period ended December 31, 2002)                   1-YEAR          5-YEAR         10-YEAR
     ----------------------------------------                   ------          ------         -------

     Return Before Taxes                                         -6.94           -2.55           4.25
     Return After Taxes on Distributions                         -9.69           -5.04           1.26
     Return After Taxes on Distributions and Sale of Fund
     Shares                                                      -4.28           -3.15           1.97
     Lehman Bros. Aggregate Bond Index(2) (reflects no
     deductions for fees, expenses or taxes)                     10.25            7.55           7.51

-------------------

(1) Inception date for Class A Shares is March 29, 1988.

(2) The Lehman Bros. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the input of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown above are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

Expenses

         A comparison of annual operating expenses expressed as a percentage of net assets ("Expense Ratio"), based on the fiscal year ended October 31, 2002 for the Class A, Class B and Class C shares of Global Income and for the fiscal year ended July 31, 2002 for the Class A, Class B and Class C shares of Income Fund, are shown below. Pro forma estimated Expense Ratios of Income Fund giving effect to the Global Income Fund Reorganization are also provided as of July 31, 2002.


                                                   AIM GLOBAL INCOME                                            AIM INCOME FUND
                                                          FUND                 AIM INCOME FUND                PRO FORMA ESTIMATED
                                            ------------------------------   ------------------          ---------------------------
                                            CLASS A     CLASS B    CLASS C    CLASS A   CLASS B  CLASS C CLASS A  CLASS B   CLASS C
                                            SHARES      SHARES     SHARES     SHARES    SHARES   SHARES  SHARES   SHARES    SHARES
                                            -------     -------    -------    -------   -------  ------  -------  ------    -------

SHAREHOLDER TRANSACTION
  EXPENSES
Maximum sales load imposed on
  purchase of shares (as a
  percentage of offering price)............  4.75%        None       None    4.75%       None    None      4.75%    None      None
Deferred Sales Load (as a percentage
  of original purchase price or
  redemption proceeds, as
  applicable)..............................  None(1)      5.00%      1.00%    None(1)    5.00%   1.00%     None(1)  5.00%     1.00%
ANNUAL OPERATING EXPENSES
  (AS A % OF NET ASSETS)(2)
Management fees............................  0.70%        0.70%      0.70%   0.43%       0.43%   0.43%     0.41%    0.41%     0.41%
Distribution and/or Service (12b-1)
  Fees....................................   0.50%        1.00%      1.00%   0.25%       1.00%   1.00%     0.25%    1.00%     1.00%
Other expenses (3)........................   0.49%        0.49%      0.49%   0.28%       0.28%   0.28%     0.31%    0.31%     0.31%
                                             ----         ----       ----    ----        ----    ----      ----     ----      ----
        Total fund operating
          expenses........................   1.69%        2.19%      2.19%   0.96%       1.71%   1.71%     0.97%    1.72%     1.72%
Fee waiver (4)(5).........................   0.19%        0.19%      0.19%   0.00%       0.00%   0.00%     0.00%    0.00%     0.00%
                                             ----         -----      -----   ----        ----    ----      -----    -----     -----
Net expenses..............................   1.50%        2.00%       2.00%  0.96%       1.71%   1.71%     0.97%    1.72%     1.72%
                                             =====        =====      ======  =====       =====   =====     =====    =====     =====

-----------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Other expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.

(4) Fee waiver has been restated to reflect current agreement. The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares of Global Income to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.50% (e.g. if AIM waives 0.19% of Class A expenses, AIM will also waive 0.19% of Class B and Class C shares expenses).

(5) Further, the advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares of Global Income to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.25% (e.g. if AIM waives an additional 0.25% of Class A expenses, AIM will also waive an additional 0.25% of Class B and Class C share expenses). This agreement may be terminated at any time. Total Annual Fund Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2002 for Class A, Class B and Class C shares were 1.25%, 1.75% and 1.75%, respectively.

                           A comparison of annual operating expenses expressed
                  as a percentage of net assets ("Expense Ratio"), based on the fiscal year ended October 31, 2002 for the Class A, Class B and Class C shares of Strategic Income and for the fiscal year ended July 31, 2002 for the Class A, Class B and Class C shares of Income Fund are shown below. Pro forma estimated Expense Ratios of Income Fund for period ending July 31, 2002 giving effect to the Strategic Income Reorganization are also provided.


                                             AIM STRATEGIC INCOME                                              AIM INCOME FUND
                                                     FUND                     AIM INCOME FUND                PRO FORMA ESTIMATED
                                         ----------------------------  ------------------------------    ---------------------------
                                         CLASS A    CLASS B   CLASS C  CLASS A     CLASS B    CLASS C    CLASS A    CLASS B  CLASS C
                                         SHARES     SHARES    SHARES   SHARES      SHARES     SHARES     SHARES     SHARES   SHARES
                                         -------    -------   -------  -------     -------    -------    -------    -------  -------
SHAREHOLDER TRANSACTION
  EXPENSES
Maximum sales load imposed on
  purchase of shares (as a
  percentage of offering price)..........  4.75%      None     None     4.75%       None       None       4.75%      None      None
Deferred Sales Load (as a percentage
  of original purchase price or
  redemption proceeds, as
  applicable)............................  None(1)    5.00%    1.00%     None(1)    5.00%      1.00%      None(1)    5.00%     1.00%
ANNUAL OPERATING EXPENSES
  (AS A % OF NET ASSETS)(2)
Management fees..........................  0.73%      0.73%    0.73%    0.43%       0.43%      0.43%      0.41%      0.41%     0.41%
Distribution and/or Service (12b-1)
  Fees...................................  0.35%      1.00%    1.00%    0.25%       1.00%      1.00%      0.25%      1.00%     1.00%
Other expenses...........................  0.55%      0.55%    0.55%    0.28%       0.28%      0.28%      0.31%      0.31%     0.31%
                                           ----       ----     ----     ----        ----       ----       ----       ----      ----
        Total fund operating
          Expenses.......................  1.63%      2.28%    2.28%    0.96%       1.71%      1.71%      0.97%      1.72%     1.72%
Fee waiver(3)............................  0.13%      0.13%    0.13%    0.00%       0.00%      0.00%      0.00%      0.00%     0.00%
                                           ----       ----     ----     ----        ----       ----       -----      -----     -----
Net expenses.............................  1.50%      2.15%    2.15%    0.96%       1.71%      1.71%      0.97 %     1.72 %    1.72%
                                           =====      =====    =====    =====       =====      =====      ======     ======    =====

-----------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Other expenses have been restated to reflect expense arrangements in effect as of March 4, 2002. There is no guarantee that actual expenses will be the same as those shown in the table.


(3) Fee waiver has been restated to reflect current agreement. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15%, respectively. Further, the advisor has agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 1.05%, 1.70% and 1.70%. This limitation may be terminated at any time. Total Annual Fund Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2002 for Class A, Class B and Class C shares were 1.05%, 1.70% and 1.70%, respectively.

                           The following table provides pro forma estimated
                  Expense Ratios of Income Fund giving effect to the Global Income Reorganization and the Strategic Income Reorganization. The expense ratios for Global Income and Strategic Income in the table below are based on their fiscal year ended October 31, 2002, and the expense ratios for Income Fund and the pro forma estimated expense ratios are based on the fiscal year ended July 31, 2002.

                                                                                                              AIM INCOME FUND
                            AIM GLOBAL INCOME FUND    AIM STRATEGIC INCOME FUND      AIM INCOME FUND         PRO FORMA ESTIMATED
                           -------------------------  -------------------------  -------------------------  -----------------------
                           CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C  CLASS A  CLASS B CLASS C
                           SHARES   SHARES   SHARES   SHARES   SHARES   SHARES   SHARES   SHARES   SHARES   SHARES   SHARES  SHARES
                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------  ------

ANNUAL OPERATING EXPENSES
  (AS A % OF NET ASSETS)
Management fees............  0.70%    0.70%    0.70%    0.73%    0.73%    0.73%    0.43%    0.43%   0.43%    0.40%    0.40%   0.40%
Distribution and/or Service
(12b-1) (12b-1) fees.......  0.50%    1.00%    1.00%    0.35%    1.00%    1.00%    0.25%    1.00%   1.00%    0.25%    1.00%   1.00%

Other expenses.............  0.49%    0.49%    0.49%    0.55%    0.55%    0.55%    0.28%    0.28%   0.28%    0.32%    0.32%   0.32%
                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
    Total fund operating
     Expenses..............  1.69%    2.19%    2.19%    1.63%    2.28%    2.28%    0.96%    1.71%   1.71%    0.97%    1.72%   1.72%
Fee Waiver(1)(2)...........  0.19%    0.19%    0.19%    0.13%    0.13%    0.13%    0.00%    0.00%   0.00%    0.00%    0.00%   0.00%
                           ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Net Expenses...............  1.50%    2.00%    2.00%    1.50%    2.15%   2.15%     0.96%    1.71%    1.71%    0.97%    1.72%   1.72%
                           ======   ======   ======   ======   ======   =====    ======   ======   ======   ======   =====   =====

(1) For Global Income, waiver has been restated to reflect current agreement. The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares of Global Income to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.50% (e.g. if AIM waives 0.19% of Class A expenses, AIM will also waive 0.19% of Class B and Class C shares expenses). Further, the advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares of Global Income to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.25% (e.g. if AIM waives an additional 0.25% of Class A expenses, AIM will also waive an additional 0.25% of Class B and Class C share expenses). This agreement may be terminated at any time. Total Annual Fund Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2002 for Class A, Class B and Class C shares were 1.25%, 1.75% and 1.75%, respectively.

(2) For Strategic Income, fee waiver has been restated to reflect current agreement. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares of Strategic Income to 1.50%, 2.15% and 2.15%, respectively. Further, the advisor has agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares of Strategic Income to 1.05%, 1.70% and 1.70%. This limitation may be terminated at any time. Total Annual Fund Operating Expenses net of waivers and reimbursements for the fiscal year ended October 31, 2002 for Class A, Class B and Class C shares were 1.05%, 1.70% and 1.70%, respectively.

Hypothetical Example of Effect of Expenses

         An investor would have directly or indirectly paid the following expenses on a $10,000 investment under the existing and estimated fees and expenses stated above, assuming a 5% annual return. The example also assumes that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower.

                                                   ONE    THREE    FIVE      TEN
                                                  YEAR    YEARS    YEARS    YEARS
                                                  ----    -----    -----    -----
AIM GLOBAL INCOME FUND
  Class A shares(1)............................    $639   $982     $1,349   $2,378
  Class B shares:
       Assuming complete redemption at end of
          period(2)............................    $722   $985     $1,375   $2,397
       Assuming no redemption..................    $222   $685     $1,175   $2,397
  Class C shares:
       Assuming complete redemption at end of
          period(2)............................    $322   $685     $1,175   $2,524
       Assuming no redemption..................    $222   $685     $1,175   $2,524
AIM INCOME FUND
  Class A shares(1)............................    $568   $766     $981     $1,597
  Class B shares:
       Assuming complete redemption at end of
          period(2)............................    $674   $839     $1,128   $1,821
       Assuming no redemption..................    $174   $539     $928     $1,821
  Class C shares:
       Assuming complete redemption at end of
          period(2)............................    $274   $539     $928     $2,019
       Assuming no redemption..................    $174   $539     $928     $2,019
COMBINED FUND
  Class A shares(1)............................    $569   $769     $986     $1,608
  Class B shares:
       Assuming complete redemption at end of
          period(2)............................    $675   $842     $1,133   $1,831
       Assuming no redemption..................    $175   $542     $933     $1,831
  Class C shares:
       Assuming complete redemption at end of
          period(2)............................    $275   $542     $933     $2,030
       Assuming no redemption..................    $175   $542     $933     $2,030

------------------

(1)  Assumes payment of maximum sales charge by the investor.

(2)  Assumes payment of the applicable CDSC.

                                                    ONE    THREE    FIVE     TEN
                                                   YEAR    YEARS    YEARS   YEARS
                                                   ----    -----    -----   -----

AIM STRATEGIC INCOME FUND
  Class A shares(1)............................    $633   $965     $1,319   $2,316
  Class B shares:
       Assuming complete redemption at end of
          Period(2)............................    $731   $1,012   $1,420   $2,453
       Assuming no redemption..................    $231   $712     $1,220   $2,453
  Class C shares:
       Assuming complete redemption at end of
          Period(2)............................    $331   $712     $1,220   $2,615
       Assuming no redemption..................    $231   $712     $1,220   $2,615
AIM INCOME FUND
  Class A shares(1)............................    $568   $766     $981     $1,597
  Class B shares:
       Assuming complete redemption at end of
          Period(2)............................    $674   $839     $1,128   $1,821
       Assuming no redemption..................    $174   $539     $928     $1,821
  Class C shares:
       Assuming complete redemption at end of
          Period(2)............................    $274   $539     $928     $2,019
       Assuming no redemption..................    $174   $539     $928     $2,019
COMBINED FUND
  Class A shares(1)............................    $569   $769     $986     $1,608
  Class B shares:
       Assuming complete redemption at end of
          Period(2)............................    $675   $842     $1,133   $1,831
       Assuming no redemption..................    $175   $542     $933     $1,831
  Class C shares:
       Assuming complete redemption at end of
          Period(2)............................    $275   $542     $933     $2,030
       Assuming no redemption..................    $175   $542     $933     $2,030

-------------------

(1)  Assumes payment of maximum sales charge by the investor.

(2)  Assumes payment of the applicable CDSC.


         The "Hypothetical Examples" are not a representation of past or future expenses. The funds' actual expenses, and an investor's direct and indirect expenses, may be more or less than those shown. The table and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the funds' projected or actual performance.

         The actual expenses attributable to each class of a fund's shares will depend upon, among other things, the level of average net assets and the extent to which a fund incurs variable expenses, such as transfer agency costs.

Sales Charges

         No sales charges are applicable to shares of Income Fund received in connection with the Reorganization.

         Class A shares of Income Fund, Global Income and Strategic Income are sold at net asset value plus an initial sales charge of 4.75%. Class B Shares of Income Fund, Global Income and Strategic Income are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5.00% on certain redemptions made within six years from the date such shares were purchased. Class C Shares of Income Fund, Global Income and Strategic Income are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 1.00% on certain redemptions made within one year from the date such shares were purchased.

         Income Fund pays a fee in the amount of 0.25% of the average daily net assets of Class A shares to AIM Distributors for distribution services. Global Income and Strategic Income pay a fee in the amount of 0.35% of average daily net assets of their Class A shares to AIM Distributors for distribution services. Income Fund, Global Income and Strategic Income pay AIM Distributors fees at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares and Class C shares for distribution services. For more information, see the discussion under the heading "Shareholder Information-Distribution and Service (12b-1) Fees" in the Income Fund Prospectus attached as Appendix III to this Proxy Statement/Prospectus.

Distribution; Purchase, Exchange and Redemption

         Shares of Income Fund, Global Income and Strategic Income are distributed by AIM Distributors. Purchase and redemption procedures are the same for all three funds. Generally, shares of each fund may be exchanged for shares of other funds within The AIM Family of Funds(R) of the same class.

Further Information

         Additional information concerning Income Fund is contained in this Proxy Statement/ Prospectus and in the current prospectus for Income Fund that is attached hereto as Appendix III. Further information concerning Global Income and Strategic Income can be found in each fund's prospectus which have been made part of this Proxy Statement/Prospectus by reference. See the cover page for information on how to receive further information.

                                  RISK FACTORS

COMPARATIVE RISKS

         Income Fund, Global Income and Strategic Income all seek to achieve their investment objectives by investing primarily in corporate debt and U.S. and non-U.S. Government obligations. As a result, the risks of investing in the funds are similar.

         Global Income emphasizes investments in securities issued by governments and companies in developed countries such as the United States, the countries of Western Europe, Canada, Japan, Australia and New Zealand, but may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, but will normally maintain at least 20% of its total assets in securities of U.S. issuers. Although Income Fund may invest in foreign debt securities, it may only invest up to 40% of its assets in foreign securities. Accordingly, Income Fund may not be subject to the potential risks and benefits to which Global Income may be subject as a result of a broad exposure to foreign securities. Global Income's potentially greater exposure to foreign markets may provide greater geographical diversification that could provide some protection against risk of loss in times of declining domestic markets. However, investments in emerging or developing markets may be subject to volatility because, in general, these countries' economies are less developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

         Strategic Income may invest up to 65% of its total assets in debt securities that are rated below investment grade by Moody's Investors Services, Inc. or Standard & Poor's. Income

Fund, on the other hand, may invest up to 35% of its net assets in lower quality debt securities, i.e., "junk bonds." Strategic Income's potentially greater exposure to junk bonds may make it less susceptible to interest rate increases because junk bonds are generally less sensitive to interest rate fluctuations than higher quality bonds. However, compared to higher quality bonds, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. Junk bonds are generally more volatile than higher quality debt securities because of price fluctuations in short periods of time due to company, political or economic developments.

         Both Global Income and Strategic Income are non-diversified, which means they can invest a greater percentage of their assets in any one issuer. Income Fund is a diversified fund. Income Fund's potentially greater diversification may protect against increased volatility. Non-diversified funds have a risk of being more volatile because changes in the prices of the securities of any one issuer could have a greater effect on the net asset value of the fund.

RISKS ASSOCIATED WITH INCOME FUND

         There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

         The prices of foreign securities may be further affected by other factors, including:

              o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

              o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

              o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

              o Markets - The securities markets of other countries are smaller that U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

         Compared to higher-quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

         An investment in the fund is not a deposit of bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES OF INCOME FUND, GLOBAL INCOME AND STRATEGIC INCOME

         The investment objective of Income Fund is similar to the investment objectives of Global Income and Strategic Income. Income Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Global Income seeks high current income with a secondary objective of protection of principal and growth of capital. Strategic Income seeks to provide high current income and, secondarily, seeks growth of capital.

INVESTMENT POLICIES OF INCOME FUND

         Income Fund seeks to achieve its objective by investing primarily in fixed-rate corporate debt and U.S. and non-U.S. Government obligations. The fund's investment objective may be changed by the Board of Trustees without shareholder approval. The fund may invest up to 40% of its total assets in foreign securities. The fund may invest up to 35% of its net assets in lower-quality debt securities, i.e., "junk bond," and unrated debt securities deemed by portfolio managers to be of comparable quality. The fund may also invest in preferred stock issues and convertible corporate debt. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

INVESTMENT POLICIES OF GLOBAL INCOME

         Global Income seeks to meet its objectives by investing at least 65% of its total assets in government and non-convertible corporate debt securities, both foreign and domestic, including securities issued by supranational organizations, such as the World Bank. The fund emphasizes investment in securities issued by governments and companies in developed countries such as the United States, the countries of Western Europe, Canada, Japan, Australia and New Zealand. The fund may also invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries , including the Untied States, and will normally maintain at least 20% of its total assets in securities of U.S. issuers. The fund may invest up to 10% of its total assets in common stocks, preferred stocks and similar equities of foreign and domestic issuers. The fund may also invest up to 35% of its total assets in lower-quality debt securities, i.e., "junk bonds." Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

         The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer. However, the fund will invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational organization. The portfolio managers focus on debt securities throughout the world that they believe have favorable prospects for current income growth of capital. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

INVESTMENT POLICIES OF STRATEGIC INCOME

         Strategic Income seeks to meet its objectives by investing primarily in debt securities, including mortgage-backed and asset-backed securities, of issuers in the Untied States and developed and developing countries, i.e., those that are in the initial stages of their industrial cycles. The securities of issuers in developing countries may consist substantially of "Brady Bonds" and other sovereign debt securities issued by governments of such countries and traded in markets of developed countries without regard to ratings. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds.

         The fund normally invests at least 35% of its total assets in U.S. and foreign debt and other fixed income securities that are either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or the fund's portfolio managers believe to be of comparable quality. The fund may invest up to 65% of its total assets in debt securities that are rated below investment grade by such agencies or that the fund's portfolio managers believe to be of comparable value, i.e., "junk bonds." The fund may also invest up to 35% of its total assets in equity securities. The fund may invest a significant portion of its assets in the securities of U.S. issuers. The portfolio managers allocate assets among securities of countries and in currency denominations that are expected to provide the most attractive opportunities for meeting the fund's investment objectives. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic, and industry sectors within the fund. Further, the portfolio mangers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on factors such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

         The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

         The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

INCOME FUND PORTFOLIO MANAGEMENT

         AIM Advisors uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are:

              o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1992.

              o Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

              o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

              o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF PERFORMANCE

         A discussion of the performance of Income Fund taken from its annual report to shareholders for the fiscal year ended July 31, 2002, is set forth in Appendix IV to this Proxy Statement/Prospectus.

FINANCIAL HIGHLIGHTS

         Shown below are financial highlights for a Class A share, a Class B share and a Class C share of Income Fund outstanding during each of the fiscal years ended July 31, 2002, 2001, for the seven months ended July 31, 2000, and for the fiscal years ended December 31, 1999, 1998, 1997. The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, AIS's independent accountants, whose unqualified report on the financial statements of Income Fund are included in its annual report to shareholders for the fiscal year ended July 31, 2002. Information prior to fiscal year 2001 was audited by other public accountants. Income Fund's annual report to shareholders dated July 31, 2002, is available without charge upon request made to AIF at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.

                           INCOME FUND CLASS A SHARES

                                                                                   SEVEN
                                                                                 MONTHS ENDED
                                                     YEAR ENDED JULY 31,           JULY 31,
                                              ---------------------------------   -----------
                                                 2002                  2001          2000
                                              -----------           -----------   -----------
Net asset value, beginning of period          $      6.91           $      7.14   $      7.59
                                              -----------           -----------   -----------
Income from investment operations:
     Net investment income                           0.44(a)(b)            0.53          0.34
                                              -----------           -----------   -----------
     Net gains (losses) on securities (both
         realized and unrealized)                   (0.70)                (0.23)        (0.47)
                                              ===========           ===========   ===========
         Total from investment operations           (0.26)                 0.30         (0.13)
                                              ===========           ===========   ===========
Less distributions:
     Dividends from net investment income           (0.43)                (0.51)        (0.25)
                                              -----------           -----------   -----------
     Distributions from net realized gains             --                    --            --
                                              -----------           -----------   -----------
     Return of capital                              (0.02)                (0.02)        (0.07)
                                              -----------           -----------   -----------
         Total distributions                        (0.45)                (0.53)        (0.32)
                                              -----------           -----------   -----------
Net asset value, end of period                $      6.20           $      6.91   $      7.14
                                              ===========           ===========   ===========
Total return(c)                                     (4.05)%                4.42%        (1.70)%
                                              ===========           ===========   ===========
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $   281,966           $   346,967   $   346,482
                                              -----------           -----------   -----------
Ratio of expenses to average net assets              0.96%(d)              0.95%         0.97%(e)
                                              -----------           -----------   -----------
Ratio of net investment income to average
net assets                                           6.57%(a)(d)           7.57%         8.03%(e)
                                              ===========           ===========   ===========
Portfolio turnover rate                                70%                   83%           43%
                                              ===========           ===========   ===========


                                                         YEAR ENDED DECEMBER 31,
                                               -------------------------------------------
                                                  1999            1998            1997
                                               -----------     -----------     -----------
Net asset value, beginning of period           $      8.38     $      8.57     $      8.24
                                               -----------     -----------     -----------
Income from investment operations:
     Net investment income                            0.57            0.57            0.55
                                               -----------     -----------     -----------
     Net gains (losses) on securities (both
         realized and unrealized)                    (0.81)          (0.16)           0.39
                                               ===========     ===========     ===========
         Total from investment operations            (0.24)           0.41            0.94
                                               ===========     ===========     ===========
Less distributions:
     Dividends from net investment income            (0.55)          (0.55)          (0.52)
                                               -----------     -----------     -----------
     Distributions from net realized gains              --           (0.05)          (0.09)
                                               -----------     -----------     -----------
     Return of capital                                  --              --              --
                                               -----------     -----------     -----------
         Total distributions                         (0.55)          (0.60)          (0.61)
                                               -----------     -----------     -----------
Net asset value, end of period                 $      7.59     $      8.38     $      8.57
                                               ===========     ===========     ===========
Total return(c)                                      (2.92)%          4.94%          11.92%
                                               ===========     ===========     ===========
Ratios/supplemental data:
Net assets, end of period (000s omitted)           393,414     $   399,701     $   340,608
                                               -----------     -----------     -----------
Ratio of expenses to average net assets               0.91%           0.91%           0.94%
                                               -----------     -----------     -----------
Ratio of net investment income to average
net assets                                            7.11%           6.69%           6.55%
                                               ===========     ===========     ===========
Portfolio turnover rate                                 78%             41%             54%
                                               ===========     ===========     ===========


(a) As required, effective, August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation..

(b)    Calculated using average shares outstanding.

(c) Includes adjustments made in accordance with generally accepted accounting principals, does not include contingent deferred sales charges and is not annualized for periods less than one year.

(d)    Ratios are based on average daily net assets of $319,071,550

(e)    Annualized.

                           INCOME FUND CLASS B SHARES


                                                                                                    SEVEN
                                                                                                MONTHS ENDED
                                                                  YEAR ENDED JULY 31,              JULY 31,
                                                           ---------------------------------     -----------
                                                              2002                  2001            2000
                                                           -----------           -----------     -----------
Net asset value, beginning of period                       $      6.92           $      7.14     $      7.58
                                                           -----------           -----------     -----------
Income from investment operations:
     Net investment income                                        0.39(a)(b)            0.48            0.31
                                                           -----------           -----------     -----------
     Net gains (losses) on securities (both
         realized and unrealized)                                (0.70)                (0.23)          (0.47)
                                                           ===========           ===========     ===========
         Total from investment operations                        (0.31)                 0.25           (0.16)
                                                           ===========           ===========     ===========
Less distributions:
     Dividends from net investment income                        (0.38)                (0.45)          (0.21)
                                                           -----------           -----------     -----------
     Distributions from net realized gains                          --                    --              --
                                                           -----------           -----------     -----------
     Return of capital                                           (0.02)                (0.02)          (0.07)
                                                           -----------           -----------     -----------
         Total distributions                                     (0.40)                (0.47)          (0.28)
                                                           -----------           -----------     -----------
Net asset value, end of period                             $      6.21           $      6.92     $      7.14
                                                           ===========           ===========     ===========
Total return(c)                                                  (4.76)%                3.67%          (2.09)%
                                                           ===========           ===========     ===========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $   216,710           $   237,118     $   213,926
                                                           -----------           -----------     -----------
Ratio of expenses to average net assets                           1.71%(d)              1.71%           1.73%(e)
                                                           ===========           ===========     ===========
Ratio of net investment income to average net assets              5.82%(a)(d)           6.81%           7.28%(e)
                                                           ===========           ===========     ===========
Portfolio turnover rate                                             70%                   83%             43%
                                                           ===========           ===========     ===========


                                                                        YEAR ENDED DECEMBER 31,
                                                             -------------------------------------------
                                                                1999            1998             1997
                                                             -----------     -----------     -----------
Net asset value, beginning of period                         $      8.37     $      8.55     $      8.23
                                                             -----------     -----------     -----------
Income from investment operations:
     Net investment income                                          0.50            0.50            0.48
                                                             -----------     -----------     -----------
     Net gains (losses) on securities (both realized and
         unrealized)                                               (0.80)          (0.15)           0.38
                                                             ===========     ===========     ===========
         Total from investment operations                          (0.30)           0.35            0.86
                                                             ===========     ===========     ===========
Less distributions:
     Dividends from net investment income                          (0.49)          (0.48)          (0.45)
                                                             -----------     -----------     -----------
     Distributions from net realized gains                            --           (0.05)          (0.09)
                                                             -----------     -----------     -----------
     Return of capital                                                --              --              --
                                                             -----------     -----------     -----------
         Total distributions                                       (0.49)          (0.53)          (0.54)
                                                             -----------     -----------     -----------
Net asset value, end of period                               $      7.58     $      8.37     $      8.55
                                                             ===========     ===========     ===========
Total return(c)                                                    (3.72)%          4.20%          10.89%
                                                             ===========     ===========     ===========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $   244,713     $   219,033     $   125,871
                                                             -----------     -----------     -----------
Ratio of expenses to average net assets                             1.66%           1.66%           1.69%
                                                             ===========     ===========     ===========
Ratio of net investment income to average net assets                6.36%           5.94%           5.80%
                                                             ===========     ===========     ===========
Portfolio turnover rate                                               78%             41%             54%
                                                             ===========     ===========     ===========

(a) As required, effective, August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation..

(b)    Calculated using average shares outstanding.

(c) Includes adjustments made in accordance with generally accepted accounting principals, does not include contingent deferred sales charges and is not annualized for periods less than one year.

(d)    Ratios are based on average daily net assets of $236,187,889.

(e)    Annualized.

                           INCOME FUND CLASS C SHARES


                                                                                  SEVEN
                                                                                MONTHS ENDED
                                                   YEAR ENDED JULY 31,            JULY 31,          YEAR ENDED DECEMBER 31,
                                             -------------------------------     ----------        -------------------------
                                                2002                 2001           2000              1999           1998
                                             ----------           ----------     ----------        ----------     ----------
Net asset value, beginning of period         $     6.91           $     7.13     $     7.57        $     8.36     $     8.54
                                             ----------           ----------     ----------        ----------     ----------
Income from investment operations:
     Net investment income                         0.39(a)(b)           0.48           0.31              0.50           0.50
                                             ----------           ----------     ----------        ----------     ----------
     Net gains (losses) on securities
         (both realized and unrealized)           (0.71)               (0.23)         (0.47)            (0.80)         (0.15)
                                             ==========           ==========     ==========        ==========     ==========
         Total from investment operations         (0.32)                0.25          (0.16)            (0.30)          0.35
                                             ==========           ==========     ==========        ==========     ==========
Less distributions:
     Dividends from net investment income         (0.38)               (0.45)         (0.21)            (0.49)         (0.48)
                                             ----------           ----------     ----------        ----------     ----------
     Distributions from net realized gains           --                   --             --                --          (0.05)
                                             ----------           ----------     ----------        ----------     ----------
     Return of capital                            (0.02)               (0.02)         (0.07)               --             --
                                             ----------           ----------     ----------        ----------     ----------
         Total distributions                      (0.40)               (0.47)         (0.28)            (0.49)         (0.53)
                                             ----------           ----------     ----------        ----------     ----------
Net asset value, end of period               $     6.19           $     6.91     $     7.13        $     7.57     $     8.36
                                             ==========           ==========     ==========        ==========     ==========
Total return(c)                                   (4.92)%               3.68%         (2.09)%           (3.71)%         4.21%
                                             ==========           ==========     ==========        ==========     ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $   37,769           $   44,216     $   26,821        $   28,202     $   19,332
                                             ----------           ----------     ----------        ----------     ----------
Ratio of expenses to average net assets            1.71%(d)             1.71%          1.73%(e)          1.66%          1.66%
                                             ----------           ----------     ----------        ----------     ----------
Ratio of net investment income to
     average net assets                            5.82%(a)(d)          6.81%          7.28%(e)          6.36%          5.94%
                                             ==========           ==========     ==========        ==========     ==========
Portfolio turnover rate                              70%                  83%            43%               78%            41%
                                             ==========           ==========     ==========        ==========     ==========
                                              AUGUST 4, 1997
                                               (DATE SALES
                                              COMMENCED) TO
                                               DECEMBER 31
                                                ----------
                                                   1997
                                                ----------
Net asset value, beginning of period            $     8.38
                                                ----------
Income from investment operations:
     Net investment income                            0.19
                                                ----------
     Net gains (losses) on securities
         (both realized and unrealized)               0.22
                                                ==========
         Total from investment operations             0.41
                                                ==========
Less distributions:
     Dividends from net investment income            (0.16)
                                                ----------
     Distributions from net realized gains           (0.09)
                                                ----------
     Return of capital                                  --
                                                ----------
         Total distributions                         (0.25)
                                                ----------
Net asset value, end of period                  $     8.54
                                                ==========
Total return(c)                                       4.96%
                                                ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $    2,552
                                                ----------
Ratio of expenses to average net assets               1.69%(e)
                                                ----------
Ratio of net investment income to
     average net assets                               5.80%(e)
                                                ==========
Portfolio turnover rate                                 54%
                                                ==========



(a) As required, effective, August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation..

(b)    Calculated using average shares outstanding.

(c) Includes adjustments made in accordance with generally accepted accounting principals, does not include contingent deferred sales charges and is not annualized for periods less than one year.

(d)    Ratios are based on average daily net assets of $43,187,491.

(e)    Annualized.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENTS

TERMS OF THE REORGANIZATIONS

         The terms and conditions under which the Reorganizations may be consummated are set forth in the Agreements. The terms of the Global Income Agreement and the Strategic Income Agreement are the same in all material respects. Significant provisions of the Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Agreements, copies of which are attached as Appendix I and Appendix II to this Proxy Statement/Prospectus.

THE REORGANIZATIONS

         Income Fund will acquire all of the assets of Global Income and Strategic Income in exchange for shares of Income Fund and the assumption by Income Fund of the liabilities of Global Income and Strategic Income. Consummation of the Reorganizations (the "Closings") are expected to occur on June 23, 2003, at 8:00 a.m. Eastern Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the NYSE on June 20, 2003.

         At the Effective Time, all of the assets of Global Income and Strategic Income shall be delivered to the Custodian for the account of Income Fund in exchange for the assumption by Income Fund of all of the liabilities of any kind of Global Income and Strategic Income and delivery by AIS directly to (i) Global Income and Strategic Income Class A shareholders of a number of Income Fund Class A shares and to (ii) Global Income and Strategic Income Class B shareholders of a number of Income Fund Class B shares and to (iii) Global Income and Strategic Income Class C shareholders of a number of Income Fund Class C shares, having an aggregate net asset value equal to the net value of the assets of Global Income and Strategic Income transferred.

         Consummation of the Global Income Reorganization is not dependent upon consummation of the Strategic Income Reorganization, and consummation of the Strategic Income Reorganization is not dependent on consummation of the Global Income Reorganization. Income Fund will proceed with one or both of the Reorganizations if approved by shareholders.

BOARD CONSIDERATIONS

Global Income

         The Board of Directors of AIFI has determined that the Reorganization of Global Income is in the best interests of the shareholders of Global Income and will not dilute the interests of Global Income shareholders. The Board of Directors recommends approval of the Global Income Agreement by the shareholders of Global Income at the Global Income Special Meeting. A summary of the information that was presented to, and considered by, the Board of Directors in making its determination is provided below.

         At a meeting of the Board of Directors held on February 6, 2003, AIM Advisors proposed that the Board of Directors consider reorganization of Global Income into Income Fund. The Directors received from AIM Advisors written materials that contained information concerning Global Income and Income Fund, including comparative total return and fee and expense information, a comparison of investment objectives and policies of Global Income and Income Fund and pro forma expense ratios for Income Fund. AIM Advisors also provided the Directors with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

         In considering the Global Income Reorganization, the Board of Directors noted that Global Income and Income Fund have similar investment objectives. Global Income's primary investment objective is high current income and its secondary objective is protection of principal and growth of capital. Income Fund seeks a high level of current income consistent with reasonable concern for safety of principal. Income Fund seeks to meet its objective by investing primarily in fixed-rate corporate debt and U.S. and non-U.S. Government obligations. Global Income seeks to meet its objectives by investing at least 65% of its total assets in government and non-convertible corporate debt securities, both foreign and domestic, including securities issued by supranational organizations, such as the World Bank. The Board of Directors noted that the funds are currently managed by the same team of portfolio managers, that their investment styles are similar and that the portfolios are managed in a similar fashion. As a result, approximately 89% of Global Income's assets matched the securities Income Fund currently owned at December 31, 2002.

         The Board of Directors considered the performance of Global Income in relation to the performance of Income Fund, noting that Income Fund has generally provided relatively comparable total return to its shareholders. Global Income Class A shares at net asset value has provided an average annual total return to its shareholders of 5.47% since that fund's inception, compared to an average annual total return for Income Fund Class A shares at net asset value of 5.70% during that same period.

         The Board also considered the operating expenses incurred by the two funds. The total operating expenses of Global Income, expressed as a percentage of average daily net assets, are higher than the total operating expenses of Income Fund both before and after fee waivers and expense reimbursements. The total operating expenses of Income Fund on a pro forma basis are 0.97%, 1.72% and 1.72% for Class A, Class B and Class C, respectively, which is substantially lower than the total operating expenses of Global Income of 1.69%, 2.19% and 2.19% for Class A, Class B and Class C, respectively, before fee waivers and expense reimbursements.

         Each Fund has agreed to pay its own expenses in connection with the Reorganization. The expenses incurred by Income Fund are not expected to be material. Because the total operating expenses of Global Income currently exceed the limitations agreed to by AIM Advisors, the expenses incurred by Global Income in connection with the Reorganization will effectively be borne by AIM Advisors.

         The Reorganization may result in reduced revenues for AIM Advisors, since AIM Advisors receives slightly lower management fees on the assets presently held by Income Fund. However, AIM Advisors could also benefit in the future if the assets of the combined fund grow faster than the assets of the individual funds would have grown in the absence of the Reorganization.

         The Board of Directors also noted that no initial sales or other charges would be imposed on any of the shares of Income Fund issued to the shareholders of Global Income in connection with the Global Income Reorganization. Finally, the Board of Directors reviewed the proposed structure of the Reorganization. The Board of Directors noted that Global Income would be provided with an opinion of counsel that the Global Income Reorganization would be tax-free as to Global Income and its shareholders.

         Based on the foregoing and the information presented at its meeting held on February 6, 2003, the Board of Trustees determined that the Global Income Reorganization will not dilute the interests of the shareholders of Global Income and is in the best interest of the Global Income shareholders. Therefore, the Board of Trustees recommends the approval of the Global Income Reorganization by the shareholders of Global Income.

         At a meeting of the Board of Trustees of Income Fund held on February 6, 2003, the Board of Trustees of Income Fund also approved the Global Income Reorganization and determined that the Global Income Reorganization was in the best interest of Income Fund shareholders and would not dilute the interest of the shareholders of Income Fund.

Strategic Income

         The Board of Trustees of AIF has determined that the Reorganization of Strategic Income is in the best interests of the shareholders of Strategic Income and will not dilute the interests of Strategic Income Shareholders. The Board of Trustees recommends approval of the Strategic Income Agreement by the shareholders of Strategic Income at the Strategic Income Special Meeting. A summary of the information that was presented to, and considered by, the Board of Trustees in making its determination is provided below.

         At a meeting of the Board of Trustees held on February 6, 2003, AIM Advisors proposed that the Board of Trustees consider the Reorganization of Strategic Income into Income Fund. The Trustees received from AIM Advisors written materials that contained information concerning Strategic Income and Income Fund, including comparative total return and fee and expense information, a comparison of the investment objectives and policies of Strategic Income and Income Fund and pro forma expense ratios for Income Fund. AIM Advisors also provided the trustees with written materials concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

         In considering the Strategic Income Reorganization, the Board of Trustees noted that Strategic Income and Income Fund have similar investment objectives. Strategic Income's primary investment objective is high current income and its secondary investment objective is growth of capital. Income Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. Strategic Income seeks to meet its objectives by investing primarily in debt securities, including mortgage-backed and asset-backed securities, of issuers in the United States and developed and developing countries, i.e., those that are in the initial stages of their industrial cycles. Income Fund seeks to meet its investment objective by investing primarily in fixed-rate corporate debt and U.S. and non-U.S. Government obligations.

         The Board of Trustees noted that the assets of Strategic Income have been steadily declining. From December 31, 2001 to December 31, 2002, Strategic Income's assets have declined from approximately $111 million to approximately $92 million. The Board noted that the funds are currently managed by the same team of portfolio managers, that their investment styles are similar and that the funds are managed in a similar fashion. As a result, approximately 78% of Strategic Income's assets matched securities currently owned by Income Fund at December 31, 2002.

         The Board of Trustees considered the performance of Strategic Income in relation to the performance of Income Fund, noting that Income Fund has generally outperformed Strategic Income. Income Fund has provided a higher average annual return to its shareholders in each of the most recent one, five and ten year periods. For the past one-year period ended December 31, 2002, Income Fund Class A shares at net asset value has provided an average annual total return to its shareholders of 2.26%, compared to an average annual total return for Strategic Income Class A shares at net asset value of - 2.34%.

         The Board considered the operating expenses incurred by the two funds. The total operating expenses of Strategic Income, expressed as a percentage of average daily net assets, are higher than the total operating expenses of Income Fund both before and after fee waivers and expense reimbursements. The total operating expenses of Income Fund on a pro forma basis are 0.97%, 1.72% and 1.72% for Class A, Class B and Class C, respectively, which is substantially lower than the total operating expenses of Strategic Income of 1.63%, 2.28% and 2.28% for Class A, Class B and Class C, respectively.

         Each Fund has agreed to pay its own expenses in connection with the Reorganization. The expenses incurred by Income Fund are not expected to be material. Because the total operating expenses of Strategic Income currently exceed the limitations agreed to by AIM Advisors, the expenses incurred by Strategic Income in connection with the Reorganization will effectively be borne by AIM Advisors.

         The Board of Trustees also noted that no initial sales or other charges would be imposed on any of the shares of Income Fund issued to the shareholders of Strategic Income in connection with the Strategic Income Reorganization. Finally, the Board of Trustees reviewed the proposed structure of the Reorganization. The Board of Trustees noted that Strategic Income would be provided with an opinion of counsel that the Strategic Income Reorganization would be tax-free as to Strategic Income and its shareholders. The Board noted that both funds have capital loss carryforwards for Federal income tax purposes. Although the percentage of Strategic Income's capital loss carryforwards to the value of its net assets is greater than that of Income Fund, the ability of Strategic Income's shareholders to benefit from capital loss carryforwards is dependent on future market conditions, the number of Strategic Income shares that are purchased and redeemed and other factors that cannot be quantified.

         Based on the foregoing and the information presented at its meeting held on February 6, 2003, the Board of Trustees determined that the Strategic Income Reorganization will not dilute the interests of the shareholders of Strategic Income and is in the best interest of the Strategic Income shareholders. Therefore, the Board of Trustees recommends the approval of the Strategic Income Reorganization by the shareholders of Strategic Income.

         At a meeting of the Board of Trustees of Income Fund held on February 6, 2003, the Board of Trustees of Income Fund also approved the Strategic Income Reorganization and determined that the Strategic Income Reorganization was in the best interest of Income Fund shareholders and would not dilute the interest of the shareholders of Income Fund.

OTHER TERMS

         The Agreements may be amended without shareholder approval by mutual agreement of the parties to each agreement. If any amendment is made to the Agreements which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

         AIF, AIFI and AIS have made representations and warranties in the Agreements that are customary in matters such as the Reorganizations. The obligations of AIF, AIFI and AIS pursuant to the Agreements are subject to various conditions, including the following:

         o the assets of Global Income and Strategic Income to be acquired by Income Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Global Income and Strategic Income immediately prior to the Reorganizations;

         o AIS's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

         o the shareholders of Global Income shall have approved the Global Income Agreement and the shareholders of Strategic Income shall have approved the Strategic Income Agreement; and

         o AIFI, AIF and AIS shall have received opinions from Ballard Spahr Andrews & Ingersoll, LLP, that the consummation of the transactions contemplated by the Agreements will not result in the recognition of gain or loss for Federal income tax purposes for Global Income, Strategic Income, Income Fund or their shareholders.

         Global Income and Income Fund will bear their own costs and expenses in connection with the Global Income Reorganization. Strategic Income and Income Fund will bear their own costs and expenses in connection with the Strategic Income Reorganization.

         The Board of Directors of AIFI and the Board of Trustees of AIS may waive without shareholder approval any default by AIS or any failure by AIS to satisfy any of the conditions to AIS's obligations as long as such a waiver will not have a material adverse effect on the benefits intended under the Agreements for the shareholders of Global Income or Strategic Income. The Agreements may be terminated and the Reorganizations may be abandoned at any time by mutual agreement of the parties, or by either party in the event that Strategic Income shareholders do not approve the Agreements or if the Closing does not occur on or before September 1, 2003.

FEDERAL INCOME TAX CONSEQUENCES

         The following is a general summary of the material Federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganizations, under currently applicable law, are as follows:

         o each of the Global Income Reorganization and the Strategic Income Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

         o no gain or loss will be recognized by Global Income or by Strategic Income upon the transfer of its assets to Income Fund;

         o no gain or loss will be recognized by any shareholder of Global Income or any shareholder of Strategic Income upon the exchange of shares of Global Income or Strategic Income solely for shares of Income Fund;

         o the tax basis of the shares of Income Fund to be received by a shareholder of Global Income or of the shares to be received by a shareholder of Strategic Income will be the same as the tax basis of the shares of Global Income or Strategic Income surrendered in exchange therefore;

         o the holding period of the shares of Income Fund to be received by a shareholder of Global Income or of the shares to be received by a shareholder of Strategic Income will include the holding period for which such shareholder held the shares of Global Income or Strategic Income exchanged therefor, provided that such shares of Global Income or Strategic Income are capital assets in the hands of such shareholder as of the Closing;

         o the tax years of Global Income and Strategic Income will end on the date of the Closing, and Income Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of Global Income and Strategic Income, subject to all relevant conditions and limitations on the use of such tax benefits.

         Neither AIF, AIFI nor AIS has requested or will request an advance ruling from the IRS as to the Federal tax consequences of the Reorganization. As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render favorable opinions to AIFI and AIS, and to AIF and AIS, as to the foregoing Federal income tax consequences of the Reorganizations, which opinions will be conditioned upon the accuracy, as of the date of Closing, of certain representations of AIFI, AIF and AIS upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinions. The conclusions reached in that opinion could be jeopardized if the representations of AIF, AIFI or AIS are incorrect in any material respect.

         THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF GLOBAL INCOME OR STRATEGIC INCOME. GLOBAL INCOME OR STRATEGIC INCOME SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATIONS, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

         The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to Income Fund of the assets of Global Income and the assets of Strategic Income, will be the same as the book cost basis of such assets to Global Income and Strategic Income, respectively.

                    ADDITIONAL INFORMATION ABOUT INCOME FUND
                              AND STRATEGIC INCOME

         For more information with respect to AIS and Income Fund concerning the following topics, please refer to Income Fund's Prospectus as indicated: (i) see "Investment Objective and Strategies" and "Fund Management" for further information regarding AIS and Income Fund; (ii) see "Investment Objective and Strategies," "Fund Management," and "Other Information" for further information regarding management of AIS and Income Fund; (iii) see "Fund Management" and "Other Information" for further information regarding the shares of AIS and Income Fund; (iv) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of shares of AIS and Income Fund.

         For more information with respect to AIFI and Global Income concerning the following topics, please refer to Global Income's Prospectus as indicated:
(i) see "Investment Objective and Strategies" and "Fund Management" for further information regarding AIFI and Global Income; (ii) see discussion in "Investment Objective and Strategies," "Fund Management," and "Other Information" for further information regarding the shares of AIFI and Global Income; (iii) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of shares of AIFI and Global Income.

         For more information with respect to AIF and Strategic Income concerning the following topics, please refer to Strategic Income's Prospectus as indicated: (i) see "Investment Objective and Strategies" and "Fund Management" for further information regarding AIF and Strategic Income; (ii) see discussion in "Investment Objective and Strategies," "Fund Management," and "Other Information" for further information regarding the shares of AIF and Strategic Income; (iii) see "Fund Management," "Other Information," and "Shareholder Information" for further information regarding the purchase, redemption and repurchase of shares of AIF and Strategic Income.

                             RIGHTS OF SHAREHOLDERS

GENERAL

         AIS and AIF are both Delaware statutory trusts. There are no material differences in the rights of shareholders of Income Fund and Strategic Income. However, AIFI is a Maryland corporation. There is much that is similar between Delaware statutory trusts and Maryland corporations. For example, the responsibilities, powers and fiduciary duties of the trustees of AIS are substantially the same as those of the directors of AIFI.

         There are, however, certain differences between the two forms of organization. The operations of AIFI, as a Maryland corporation, are governed by its Articles of Incorporation, and any restatements, amendments and supplements thereto (the "Articles of Incorporation"), and applicable Maryland law. The operations of AIS, as a Delaware statutory trust, are governed by its Agreement and Declaration of Trust, as amended (the "Declaration of Trust") and Delaware law.

LIABILITY OF SHAREHOLDERS

         The Delaware Statutory Trust Act provides that shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware statutory trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The AIS Declaration of Trust provides that shareholders of the Trust shall not be subject to any personal liability for acts or obligations of the Trust and that every written agreement, obligation or other undertaking made or issued by the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his investment due to shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Trust, the possibility of the Trust being unable to meet its obligations is considered remote, and even if a claim were brought against the Trust and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

         Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he receives any distribution which exceeds the amount which he could properly receive under Maryland law or where such liability is necessary to prevent fraud.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

         The shareholders of AIFI have elected the directors of AIFI. Each director serves until a successor is elected, subject to earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such directors only at annual or special meetings of shareholders.

         The shareholders of AIS have elected the trustees of AIS. Such trustees serve for the life of AIS, subject to the earlier death, incapacitation, resignation, retirement or removal (see below). In the case of any vacancy on the Board of Trustees, a majority of the Trustees may appoint a successor to fill such vacancy.

REMOVAL OF DIRECTORS/TRUSTEES

         A director of AIFI may be removed by the affirmative vote of a majority of the Board of Directors, a committee of the Board of Directors appointed for such purpose, or the holders of a majority of the outstanding shares of AIFI.

         A trustee of AIS may be removed at any time by vote of at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of AIS.

MEETINGS OF SHAREHOLDERS

         AIS is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The bylaws of AIS provide that any Trustee may call a special meeting of shareholders and the Trustees shall call a special meeting of the shareholders solely for the purpose of removing one or more Trustees upon written request of the holders of not less than 10% of the outstanding shares of AIS. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

         AIFI is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. AIFI's bylaws provide that a special meeting of shareholders may be called by the Chairman of the Board of Directors, if any, the President, or by a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting need be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

         Delaware law provides that trustees of a statutory trust shall not be liable to the statutory trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the AIS Declaration of Trust, the trustees and officers of AIS are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a statutory trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The AIS Declaration of Trust provides for the indemnification of its trustees and officers to the extent that such trustees and officers act in good faith and reasonably believe that their conduct is in the best interests of AIS, except with respect to any matter in which it has been determined that such trustee acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. AIFI's Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

TERMINATION

         AIS or any series or class of shares of beneficial interest in AIS may be terminated by: (1) a majority shareholder vote of AIS or the affected series or class, respectively; or (2) if there are fewer than 100 shareholders of record of AIS or of such terminating series or class, the trustees pursuant to written notice to the shares of AIS or the affected series or class.

         Maryland law provides that AIFI may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution.

VOTING RIGHTS OF SHAREHOLDERS

         The AIS Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees; (ii) removal of trustees, (iii) termination of AIS or a series of class of its shares of beneficial interest (iv) sale of all or substantially all of the assets of AIS or one of its investment portfolios, (v) merger or consolidation of AIS or any of its investment portfolios, with certain exceptions, (vi) approve any amendments to shareholders' voting rights under the Declaration of Trust, and
(vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

         Shareholders of a Maryland corporation such as AIFI are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland corporation law.

DISSENTERS' RIGHTS

         Neither Delaware law nor the Declaration of Trust confers upon AIS shareholders appraisal or dissenters' rights.

         Under Maryland law, shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the corporations assets and are, therefore, bound by the terms of the transaction if the stock is that of an open-end investment company registered with the Securities and Exchange Commission under the 1940 Act and the value placed on the stock in the transaction is its net asset value.

AMENDMENTS TO ORGANIZATION DOCUMENTS

         Consistent with Delaware law, the Board of Trustees of AIS may, without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights pertaining to the shares of AIS, without approval of the majority of the shares of AIS. The trustees shall have the power to alter, amend or repeal the bylaws of AIS or adopt new bylaws at any time.

         Consistent with Maryland law, AIFI reserves the right to amend, alter, change or repeal any provision contained in the Articles of Incorporation in the manner prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of AIFI may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the AIFI Articles of Incorporation may be adopted if approved by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. The AIFI bylaws provide that the bylaws may be amended at any meeting of the Board of Directors without prior notice that such alteration, amendment or repeal will be considered at such meeting.

                  OWNERSHIP OF GLOBAL INCOME , STRATEGIC INCOME
                             AND INCOME FUND SHARES

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who as of _____________, 2003 to the knowledge of AIFI, owned 5% or more of any class of the outstanding shares of Global Income:


                                                                    PERCENT OWNED
                     CLASS OF   NUMBER OF SHARES    PERCENT OWNED   OF RECORD AND
NAME AND ADDRESS      SHARES          OWNED          OF RECORD*     BENEFICIALLY
----------------     --------   ----------------    -------------   -------------


----------

* AIFI has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

         Listed below is the name, address and percent ownership of each person who as of __________, 2003 to the knowledge of AIF, owned 5% or more of any class of the outstanding shares of Strategic Income:

                                                                    PERCENT OWNED
                     CLASS OF   NUMBER OF SHARES    PERCENT OWNED   OF RECORD AND
NAME AND ADDRESS      SHARES          OWNED          OF RECORD*     BENEFICIALLY
----------------     --------   ----------------    -------------   -------------


----------
* AIF has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

         Listed below is the name, address and percent ownership of each person who as of _____________, 2003 to the knowledge of AIS, owned 5% or more of any class of the outstanding shares of Income Fund:

                                                                    PERCENT OWNED
                     CLASS OF   NUMBER OF SHARES    PERCENT OWNED   OF RECORD AND
NAME AND ADDRESS      SHARES          OWNED          OF RECORD*     BENEFICIALLY
----------------     --------   ----------------    -------------   -------------


----------
* AIS has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

SHARE OWNERSHIP BY EXECUTIVE OFFICERS AND DIRECTORS/TRUSTEES

         To the best knowledge of AIFI, the ownership of shares of Global Income by executive officers or trustees of AIFI as a group constituted less than 1% of the outstanding shares of each class of such fund as of __________, 2003. To the best of the knowledge of AIF, the ownership of shares of Strategic Income by executive officers or directors of AIF as a group constituted less than 1% of the outstanding shares of each class of such fund as of __________, 2003. To the best of the knowledge of AIS, the ownership of shares of Income Fund by executive officers and trustees of AIS as a group constituted less than 1% of the outstanding shares of each class of such fund as of ___________, 2003.

                                 CAPITALIZATION

         The following table sets forth as of January 31, 2003, (i) the capitalization of Global Income Class A, Class B and Class C Shares, (ii) the capitalization of Strategic Income Fund Class A, Class B and Class C shares,
(iii) the capitalization of Income Fund Class A, Class B and Class C shares, and
(iv) the pro forma capitalization of Income Fund Class A, Class B, and Class C shares as adjusted to give effect to the transactions contemplated by the Agreement.

                                         GLOBAL         STRATEGIC                          PRO FORMA
                                         INCOME          INCOME          INCOME FUND      INCOME FUND
                                        CLASS A          CLASS A           CLASS A      CLASS A SHARES
                                         SHARES           SHARES            SHARES        AS ADJUSTED
                                     --------------   --------------   --------------   --------------
Net Assets .......................   $  107,236,716   $   71,329,163   $  282,470,716   $  461,036,595
Shares Outstanding ...............       12,475,495        9,230,566       43,845,033       71,584,402
Net Asset Value Per Share ........   $         8.60   $         7.73   $         6.44   $         6.44

                                         GLOBAL         STRATEGIC                          PRO FORMA
                                         INCOME          INCOME          INCOME FUND      INCOME FUND
                                        CLASS B          CLASS B           CLASS B      CLASS B SHARES
                                         SHARES           SHARES            SHARES        AS ADJUSTED
                                     --------------   --------------   --------------   --------------

Net Assets .......................   $   27,540,142   $   21,837,687   $  212,093,121   $  261,470,950
Shares Outstanding ...............        3,204,065        2,817,771       32,874,929       40,532,710
Net Asset Value Per Share ........   $         8.60   $         7.75   $         6.45   $         6.45


                                         GLOBAL         STRATEGIC                         PRO FORMA
                                         INCOME           INCOME         INCOME FUND     INCOME FUND
                                         CLASS C         CLASS C           CLASS C      CLASS C SHARES
                                         SHARES           SHARES           SHARES        AS ADJUSTED
                                     --------------   --------------   --------------   --------------
Net Assets .......................   $    3,431,098   $    2,627,346   $   36,433,341   $   42,491,785
Shares Outstanding ...............          399,403          339,363        5,660,622        6,601,234
Net Asset Value Per Share ........   $         7.74   $         8.59   $         6.44   $         6.44

                                  LEGAL MATTERS

         Certain legal matters concerning AIFI, AIF and AIS and their participation in the Reorganizations, the issuance of shares of Income Fund in connection with the Reorganizations and the tax consequences of the Reorganizations will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599.

                      INFORMATION FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION

         This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which AIFI, AIF and AIS have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of AIFI's registration statement containing the Prospectus and Statement of Additional Information relating to Global Income is Registration No. 811-06463. Such Prospectus and Statement of Additional Information are incorporated by reference. The SEC file number for AIF's registration statement containing the Prospectus and Statement of Additional Information relating to Strategic Income is Registration No. 881-05426. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The SEC file number for AIS's registration statement containing the Prospectus and Statement of Additional Information relating to Income Fund is Registration No. 811-05686. Such Prospectus and Statement of Additional Information are incorporated herein by reference.

         AIFI, AIF and AIS are subject to the informational requirements of the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by AIFI, AIF and AIS (including the Registration Statement of AIS relating to Income Fund on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional office of the SEC: 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at http://www.sec.gov that contains information regarding AIFI, AIF and AIS and other registrants that file electronically with the SEC.

                                                                      APPENDIX I


                                    AGREEMENT

                                       and

                             PLAN OF REORGANIZATION

                                       for

                             AIM GLOBAL INCOME FUND

                             a separate portfolio of

                          AIM INTERNATIONAL FUNDS, INC.





                                February 6, 2003

                                TABLE OF CONTENTS

                                                                                                                PAGE
ARTICLE 1 DEFINITIONS.............................................................................................1
         Section 1.1.      Definitions............................................................................1

ARTICLE 2 TRANSFER OF ASSETS......................................................................................4
         Section 2.1.      Reorganization of Global Fund..........................................................4
         Section 2.2.      Computation of Net Asset Value.........................................................5
         Section 2.3.      Valuation Date.........................................................................5
         Section 2.4.      Delivery...............................................................................6
         Section 2.5.      Termination of Series..................................................................6
         Section 2.6.      Issuance of Income Fund Shares.........................................................6
         Section 2.7.      Investment Securities..................................................................7
         Section 2.8.      Liabilities............................................................................7

ARTICLE 3 REPRESENTATIONS AND WARRANTIES OF AIFI..................................................................7
         Section 3.1.      Organization; Authority................................................................7
         Section 3.2.      Registration and Regulation of AIFI....................................................7
         Section 3.3.      Financial Statements...................................................................7
         Section 3.4.      No Material Adverse Changes; Contingent Liabilities....................................8
         Section 3.5.      Global Fund Shares; Liabilities; Business Operations...................................8
         Section 3.6.      Accountants............................................................................9
         Section 3.7.      Binding Obligation.....................................................................9
         Section 3.8.      No Breaches or Defaults................................................................9
         Section 3.9.      Authorizations or Consents.............................................................9
         Section 3.10.     Permits............................................................................... 9
         Section 3.11.     No Actions, Suits or Proceedings......................................................10
         Section 3.12.     Contracts.............................................................................10
         Section 3.13.     Properties and Assets.................................................................10
         Section 3.14.     Taxes.................................................................................10
         Section 3.15.     Benefit and Employment Obligations....................................................11
         Section 3.16.     Brokers...............................................................................11
         Section 3.17.     Voting Requirements...................................................................11
         Section 3.18.     State Takeover Statutes...............................................................12
         Section 3.19.     Books and Records.....................................................................12
         Section 3.20.     Prospectus and Statement of Additional Information....................................12
         Section 3.21.     No Distribution.......................................................................12
         Section 3.22.     Liabilities of Global Fund............................................................12
         Section 3.23.     Value of Shares.......................................................................12
         Section 3.24.     Shareholder Expenses..................................................................12
         Section 3.25.     Intercompany Indebtedness.............................................................12

ARTICLE 4 REPRESENTATIONS AND WARRANTIES OF AIS..................................................................12
         Section 4.1.      Organization; Authority...............................................................13
         Section 4.2.      Registration and Regulation of AIS....................................................13
         Section 4.3.      Financial Statements..................................................................13
         Section 4.4.      No Material Adverse Changes; Contingent Liabilities...................................13
         Section 4.5.      Registration of Income Fund Class A Shares, Income Fund Class B Shares and
                  Income Fund Class C Shares.....................................................................13
         Section 4.6.      Accountants...........................................................................14
         Section 4.7.      Binding Obligation....................................................................14
         Section 4.8.      No Breaches or Defaults...............................................................14
         Section 4.9.      Authorizations or Consents............................................................15
         Section 4.10.     Permits...............................................................................15
         Section 4.11.     No Actions, Suits or Proceedings......................................................15
         Section 4.12.     Taxes.................................................................................16
         Section 4.13.     Brokers...............................................................................16
         Section 4.14.     Representations Concerning the Reorganization.........................................16
         Section 4.15.     Prospectus and Statement of Additional Information....................................17
         Section 4.16.     Value of Shares.......................................................................17
         Section 4.17.     Intercompany Indebtedness; Consideration..............................................17

ARTICLE 5 COVENANTS..............................................................................................17
         Section 5.1.      Conduct of Business...................................................................17
         Section 5.2.      Announcements.........................................................................18
         Section 5.3.      Expenses..............................................................................18
         Section 5.4.      Further Assurances....................................................................18
         Section 5.5.      Notice of Events......................................................................18
         Section 5.6.      Access to Information.................................................................18
         Section 5.7.      Consents, Approvals and Filings.......................................................19
         Section 5.8.      Submission of Agreement to Shareholders...............................................19

ARTICLE 6 CONDITIONS PRECEDENT TO THE REORGANIZATION.............................................................19
         Section 6.1.      Conditions Precedent of AIS...........................................................19
         Section 6.2.      Mutual Conditions.....................................................................20
         Section 6.3.      Conditions Precedent of AIFI..........................................................21

ARTICLE 7 TERMINATION OF AGREEMENT...............................................................................22
         Section 7.1.      Termination...........................................................................22
         Section 7.2.      Survival After Termination............................................................22

ARTICLE 8 MISCELLANEOUS..........................................................................................22
         Section 8.1.      Survival of Representations and Warranties............................................22
         Section 8.2.      Governing Law.........................................................................22
         Section 8.3.      Binding Effect, Persons Benefiting, No Assignment.....................................22
         Section 8.4.      Obligations of AIS and AIFI...........................................................23
         Section 8.5.      Amendments............................................................................23
         Section 8.6.      Enforcement...........................................................................23
         Section 8.7.      Interpretation........................................................................23
         Section 8.8.      Counterparts..........................................................................24

         Section 8.9.      Entire Agreement; Schedules...........................................................24
         Section 8.10.     Notices...............................................................................24
         Section 8.11.     Representations by AIM Advisors.......................................................25

Schedule 6.1(d)   Opinion of Counsel to AIFI
Schedule 6.2(f)   Tax Opinions
Schedule 6.3(d)   Opinion of Counsel to AIS

                      AGREEMENT AND PLAN OF REORGANIZATION


                  AGREEMENT AND PLAN OF REORGANIZATION, dated as of February 6, 2003 (this "Agreement"), by and among AIM International Funds, Inc., a Maryland corporation ("AIFI"), acting on behalf of AIM Global Income Fund ("Global Fund"), a separate series of AIFI, AIM Investment Securities Funds, a Delaware statutory trust ("AIS"), acting on behalf of AIM Income Fund ("Income Fund"), a separate series of AIS, and A I M Advisors, Inc. ("AIM Advisors"), a Delaware corporation.

                                   WITNESSETH

                  WHEREAS, AIFI is a management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Global Fund, for sale to the public; and

                  WHEREAS, AIS is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Income Fund, for sale to the public; and

                  WHEREAS, AIM Advisors provides investment advisory services to both AIFI and AIS; and

                  WHEREAS, Global Fund desires to provide for its reorganization through the transfer of all of its assets to Income Fund in exchange for the assumption by Income Fund of all of the liabilities of Global Fund and the issuance by AIS of shares of Income Fund in the manner set forth in this Agreement; and

                  WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

                  NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, AIFI, AIS and AIM Advisors agree as follows:

                                    ARTICLE 1
                                   DEFINITIONS

         Section 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

                  "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

                  "Affiliated Person" means an affiliated person as defined in
Section 2(a)(3) of the Investment Company Act.

                  "Agreement" means this Agreement and Plan of Reorganization, together with all schedules and exhibits attached hereto and all amendments hereto and thereof.

                  "AIFI" means AIM International Funds, Inc., a Maryland corporation.

                  "AIFI Registration Statement" means the registration statement on Form N-1A of AIFI, as amended, 1940 Act Registration No. 811-06463.

                  "AIS" means AIM Investment Securities Funds, a Delaware statutory trust.

                  "AIS Registration Statement" means the registration statement on Form N-1A of AIS, as amended, 1940 Act Registration No. 811-05686.

                  "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by AIFI on behalf of Global Fund, or otherwise providing benefits to any current or former employee, officer or director of AIFI.

                  "Closing" means the transfer of the assets of Global Fund to Income Fund, the assumption of all of Global Fund's liabilities by Income Fund and the issuance of Income Fund Shares directly to Global Fund Shareholders as described in Section 2.1 of this Agreement.

                  "Closing Date" means June 23, 2003 or such other date as the parties may mutually determine.

                  "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

                  "Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Income Fund and Global Fund.

                  "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

                  "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

                  "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

                  "Global Fund" means AIM Global Income Fund, a separate series of shares of the capital stock of AIFI.

                  "Global Fund Class A Shares" means Class A Shares of capital stock of Global Fund issued by AIFI.

                  "Global Fund Class B Shares" means Class B Shares of capital stock of Global Fund issued by AIFI.

                  "Global Fund Class C Shares" means Class C Shares of capital stock of Global Fund issued by AIFI.

                  "Global Fund Financial Statements" shall have the meaning set forth in Section 3.3 of this Agreement.

                  "Global Fund Shareholders" means the holders of record as of the Effective Time of the issued and outstanding shares of capital stock in Global Fund.

                  "Global Fund Shareholders Meeting" means a meeting of the shareholders of Global Fund convened in accordance with applicable law and the Articles of Incorporation of AIFI to consider and vote upon the approval of this Agreement and the Reorganization of Global Fund contemplated by this Agreement.

                  "Global Fund Shares" means the issued and outstanding shares of beneficial interest in Global Fund.

                  "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

                  "Income Fund" means AIM Income Fund, a separate series of AIS.

                  "Income Fund Class A Shares" means Class A Shares of beneficial interest of Income Fund issued by AIS.

                  "Income Fund Class B Shares" means Class B Shares of beneficial interest of Income Fund issued by AIS.

                  "Income Fund Class C Shares" means Class C Shares of beneficial interest of Income Fund issued by AIS.

                  "Income Fund Financial Statements" shall have the meaning set forth in Section 4.3 of this Agreement.

                  "Income Fund Shares" means shares of beneficial interest of Income Fund issued pursuant to Section 2.6 of this Agreement.

                  "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

                  "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

                  "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

                  "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

                  "Reorganization" means the acquisition of the assets of Global Fund by Income Fund in consideration of the assumption by Income Fund of all of the liabilities of Global Fund and the issuance by AIS of Income Fund Shares directly to Global Fund Shareholders as described in this Agreement, and the termination of Global Fund's status as a designated series of shares of AIFI.

                  "Required Shareholder Vote" shall have the meaning set forth in Section 3.17 of this Agreement.

                  "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

                  "SEC" means the United States Securities and Exchange Commission.

                  "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

                  "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

                  "Valuation Date" shall have the meaning set forth in Section
2.3 of this Agreement.

                                    ARTICLE 2
                               TRANSFER OF ASSETS

         Section 2.1. Reorganization of Global Fund. At the Effective Time, all of the assets of Global Fund shall be delivered to the Custodian for the account of Income Fund in exchange for the assumption by Income Fund of all of the liabilities of any kind of Global Fund and delivery by AIS directly to (i) the holders of record as of the Effective Time of the issued and outstanding

Class A shares of Global Fund of a number of Income Fund Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth), to (ii) the holders of record as of the Effective Time of the issued and outstanding Class B shares of Global Fund of a number of Income Fund Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), and to (iii) the holders of record as of the Effective Time of the issued and outstanding Class C shares of Global Fund of a number of Income Fund Class C shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of Global Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Income Fund will receive good and marketable title to such assets free and clear of all Liens.

         Section 2.2. Computation of Net Asset Value.

                  (a) The net asset value of Income Fund Shares, and the net value of the assets of Global Fund, shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Valuation Date.

                  (b) The net asset value of Income Fund Shares shall be computed in accordance with the policies and procedures of Income Fund as described in the AIS Registration Statement.

                  (c) The net value of the assets of Global Fund to be transferred to Income Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Global Fund as described in the AIFI Registration Statement.

                  (d) All computations of value regarding the net assets of Global Fund and the net asset value of Income Fund Shares to be issued pursuant to this Agreement shall be made by agreement of AIFI and AIS. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

         Section 2.3. Valuation Date. The assets of Global Fund and the net asset value per share of Income Fund Shares shall be valued as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date"). The share transfer books of Global Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Global Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Global Fund. Redemption requests thereafter received by Global Fund shall be deemed to be redemption requests for Income Fund Class A Shares, Income Fund Class B Shares or Income Fund Class C Shares, as applicable (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Global Fund Shareholders under this Agreement.

         Section 2.4. Delivery.

                  (a) Assets held by Global Fund shall be delivered by AIFI to the Custodian on the Closing Date. No later than three (3) business days preceding the Closing Date, AIFI shall instruct the Custodian to transfer such assets to the account of Income Fund. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Global Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Income Fund at the Custodian.

                  (b) If, on the Closing Date, Global Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Global Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Global Fund or its broker, then AIS shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Global Fund has delivered to the Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by AIS or the Custodian, including brokers' confirmation slips.

         Section 2.5. Termination of Series. As soon as reasonably practicable after the Closing Date, the status of Global Fund as a designated series of capital stock of AIFI shall be terminated; provided, however, that the termination of the status of Global Fund as a series of capital stock of AIFI shall not be required if the Reorganization shall not have been consummated.

         Section 2.6. Issuance of Income Fund Shares. At the Effective Time, Global Fund Shareholders of record as of the close of regular trading on the NYSE on the Valuation Date holding Global Fund Class A shares shall be issued that number of full and fractional Class A shares of Income Fund having a net asset value equal to the net asset value of Global Fund Class A shares held by Global Fund Shareholders on the Valuation Date, Global Fund Shareholders of record as of the Valuation Date holding Global Fund Class B shares shall be issued that number of full and fractional Class B shares of Income Fund having a net asset value equal to the net asset value of Global Fund Class B Shares held by Global Fund Shareholders on the Valuation Date, and Global Fund Shareholders of record as of the Valuation Date holding Global Fund Class C shares shall be issued that number of full and fractional Class C shares of Income Fund having a net asset value equal to the net asset value of Global Fund Class C shares held by Global Fund Shareholders on the Valuation Date. All issued and outstanding shares of capital stock in Global Fund shall thereupon be canceled on the books of AIFI. AIFI shall provide instructions to the transfer agent of AIS with respect to Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares to be issued to Global Fund Shareholders. AIS shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. AIS shall record on its books the ownership of Income Fund Class A shares, Income Fund Class B shares and Income Fund Class C Shares by Global Fund Shareholders and shall forward a confirmation of such ownership to Global Fund Shareholders. No redemption or repurchase of such shares credited to former Global Fund Shareholders in respect of Global Fund shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to AIS for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to AIS.

         Section 2.7. Investment Securities. On or prior to the Valuation Date, AIFI shall deliver a list setting forth the securities Global Fund then owned together with the respective Federal income tax bases thereof. AIFI shall provide to AIS on or before the Valuation Date, detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Income Fund hereunder. Such records shall be made available by AIFI prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of AIS upon reasonable request.

         Section 2.8. Liabilities. Global Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                    ARTICLE 3
                     REPRESENTATIONS AND WARRANTIES OF AIFI

                  AIFI, on behalf of Global Fund, represents and warrants to AIS as follows:

         Section 3.1. Organization; Authority. AIFI is duly organized, validly existing and in good standing under the Maryland General Corporation Law, with all requisite corporate power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 3.2. Registration and Regulation of AIFI. AIFI is duly registered with the SEC as an investment company under the Investment Company Act and all Global Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIFI to revoke or rescind any such registration or qualification. Global Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Global Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the AIFI Registration Statement currently in effect. The value of the net assets of Global Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Global Fund and all purchases and redemptions of Global Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 3.3. Financial Statements. The books of account and related records of Global Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended October 31, 2002 of Global Fund previously delivered to AIS

(the "Global Fund Financial Statements") present fairly in all material respects the financial position of Global Fund as of the date indicated and the results of operations and changes in net assets for the period then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period then ended.

         Section 3.4. No Material Adverse Changes; Contingent Liabilities. Since October 31, 2002 no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Global Fund or the status of Global Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Global Fund or occurring in the ordinary course of business of Global Fund or AIFI. There are no contingent liabilities of Global Fund not disclosed in the Global Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 3.5. Global Fund Shares; Liabilities; Business Operations.

                  (a) Global Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

                  (b) During the five-year period ending on the date of the Reorganization, neither Global Fund nor any person related to Global Fund (as defined in Section 1.368-1(e)(3) of the Treasury Regulations without regard to
Section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Global Fund for consideration other than shares of Global Fund, except for shares redeemed in the ordinary course of Global Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Global Fund's Shares, except for (a) distributions necessary to satisfy the requirements of Sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Global Fund on the Effective Date.

                  (c) At the time of its Reorganization, Global Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Global Fund Shares, except for the right of investors to acquire Global Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) From the date it commenced operations and ending on the Closing Date, Global Fund will have conducted its historic business within the meaning of Section 1.368-1(d)(2) of the Income Tax Regulations under the Code in a substantially unchanged manner. In anticipation of its Reorganization, Global Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d) of those regulations) being transferred to Income Fund.

                  (e) AIFI does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

         Section 3.6. Accountants. PricewaterhouseCoopers LLP, which has reported upon the Global Fund Financial Statements for the fiscal year ended October 31, 2002, is the independent public accountant as required by the Securities Act and the Exchange Act.

         Section 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by AIFI on behalf of Global Fund and, assuming this Agreement has been duly executed and delivered by AIS and approved by Global Fund Shareholders, constitutes the legal, valid and binding obligation of AIFI enforceable against AIFI in accordance with its terms from and with respect to the revenues and assets of Global Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by AIFI on behalf of Global Fund and performance by AIFI of its obligations hereunder has been duly authorized by all necessary corporate action on the part of AIFI, other than Global Fund Shareholders approval, and (i) do not, and on the Closing Date will not, result in any violation of the Charter or bylaws of AIFI and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Global Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AIFI is a party or by which it may be bound and which relates to the assets of Global Fund or to which any property of Global Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIFI or any property of Global Fund. AIFI is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIFI in connection with the due execution and delivery by AIFI of this Agreement and the consummation by AIFI of the transactions contemplated hereby.

         Section 3.10. Permits. AIFI has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Global Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIFI there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 3.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, litigation or proceeding, nor, to the knowledge of AIFI, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIFI before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIFI, threatened in writing or, if probable of assertion, orally, against AIFI affecting any property, asset, interest or right of Global Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Global Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to AIFI's conduct of the business of Global Fund affecting in any significant respect the conduct of such business. AIFI is not, and has not been to the knowledge of AIFI, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Global Fund.

         Section 3.12. Contracts. AIFI is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Global Fund, by which the assets, business, or operations of Global Fund may be bound or affected, or under which it or the assets, business or operations of Global Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of AIFI there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

         Section 3.13. Properties and Assets. Global Fund has good and marketable title to all properties and assets reflected in the Global Fund Financial Statements as owned by it, free and clear of all Liens, except as described in Global Fund Financial Statements.

         Section 3.14. Taxes.

                  (a) Global Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. Global Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.

Global Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Global Fund as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Global Fund arising by reason of undistributed investment company taxable income or net capital gain, AIFI will declare on or prior to the Valuation Date to the shareholders of Global Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Global Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the short taxable year beginning on November 1, 2002 and ending on the Closing Date and (B) all of Global Fund's net capital gain recognized in its taxable year ended October 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

                  (b) Global Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Global Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Global Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Returns of Global Fund are currently being or have been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         Section 3.15. Benefit and Employment Obligations. On or prior to the Closing Date, Global Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person, except that Global Fund is liable for its proportionate share of the expenses arising in connection with the retirement and deferred compensation benefits made available to the directors and trustees of certain investment companies advised by AIM Advisors.

         Section 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of AIFI in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIFI or any action taken by it.

         Section 3.17. Voting Requirements. The vote of a majority of the shares cast at a meeting of Global Fund shareholders at which a quorum is present (the "Required Shareholder Vote") is the only vote of the holders of any class or series of shares of capital stock in Global Fund necessary to approve this Agreement and the Reorganization of Global Fund contemplated by this Agreement.

         Section 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to the Reorganization, this Agreement or any of the transactions contemplated by this Agreement.

         Section 3.19. Books and Records. The books and records of AIFI relating to Global Fund, reflecting, among other things, the purchase and sale of Global Fund Shares, the number of issued and outstanding shares owned by each Global Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

         Section 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Global Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 3.21. No Distribution. Income Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

         Section 3.22. Liabilities of Global Fund. The liabilities of Global Fund that are to be assumed by Income Fund in connection with the Reorganization, or to which the assets of Global Fund to be transferred in the Reorganization are subject, were incurred by Global Fund in the ordinary course of its business. The fair market value of the assets of Global Fund to be transferred to Income Fund in the Reorganization will equal or exceed the sum of the liabilities to be assumed by Income Fund plus the amount of liabilities, if any, to which such transferred assets will be subject.

         Section 3.23. Value of Shares. The fair market value of Income Fund Class A Shares received by Global Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Global Fund Class A shares constructively surrendered in exchange therefor, the fair market value of Income Fund Class B Shares received by Global Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Global Fund Class B shares constructively surrendered in exchange therefor, and the fair market value of Income Fund Class C Shares received by Global Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Global Fund Class C shares constructively surrendered in exchange therefor.

         Section 3.24. Shareholder Expenses. Global Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

         Section 3.25. Intercompany Indebtedness. There is no intercompany indebtedness between AIFI and AIS that was issued or acquired, or will be settled, at a discount.

                                    ARTICLE 4
                      REPRESENTATIONS AND WARRANTIES OF AIS

                  AIS, on behalf of Income Fund, represents and warrants to AIFI as follows:

         Section 4.1. Organization; Authority. AIS is duly organized, validly existing and in good standing under the Delaware Statutory Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 4.2. Registration and Regulation of AIS. AIS is duly registered with the SEC as an investment company under the Investment Company Act. Income Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Income Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the AIS Registration Statement. The value of the net assets of Income Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Income Fund and all purchases and redemptions of Income Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 4.3. Financial Statements. The books of account and related records of Income Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended July 31, 2002, and the unaudited financial statements for the six-month period ended January 31, 2003 of Income Fund previously delivered to AIFI (the "Income Fund Financial Statements") present fairly in all material respects the financial position of Income Fund as of the date indicated and the results of operations and changes in net assets for the period then ended in accordance with generally accepted accounting principles applied on a consistent basis for the period then ended.

         Section 4.4. No Material Adverse Changes; Contingent Liabilities. Since January 31, 2003, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Income Fund or the status of Income Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Income Fund or occurring in the ordinary course of business of Income Fund or AIS. There are no contingent liabilities of Income Fund not disclosed in the Income Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 4.5. Registration of Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares.

                  (a) The shares of beneficial interest of AIS are divided into nine portfolios, including Income Fund. Income Fund currently has four classes of shares, Class A shares, Class B shares, Class C shares and Class R shares. Under its Agreement and Declaration of Trust, AIS is authorized to issue an unlimited number of shares of each class.

                  (b) Income Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of AIS then in effect.

                  (c) Income Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Income Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Income Fund Class A, Income Fund Class B or Income Fund Class C shares, except for the right of investors to acquire Income Fund Class A Shares, Income Fund Class B Shares or Income Fund Class C Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus"), which forms a part of AIS's Registration Statement on Form N-14, shall be furnished to Global Fund Shareholders entitled to vote at the Global Fund Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Income Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by AIFI for inclusion in the Combined Proxy Statement/Prospectus.

                  (e) The shares of Income Fund which have been or are being offered for sale (other than the Income Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the AIS Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIS to revoke or rescind any such registration or qualification.

         Section 4.6. Accountants. Ernst & Young LLP, which has reported upon the Income Fund Financial Statements for the period ended July 31, 2002, is the independent public accountant as required by the Securities Act and the Exchange Act.

         Section 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by AIS on behalf of Income Fund and, assuming this Agreement has been duly executed and delivered by AIFI, constitutes the legal, valid and binding obligation of AIS, enforceable against AIS in accordance with its terms from and with respect to the revenues and assets of Income Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by AIS on behalf of Income Fund and performance by AIS of its obligations hereunder have been duly authorized by all necessary trust action on the part of AIS and (i) do not, and on the Closing

Date will not, result in any violation of the Agreement and Declaration of Trust or bylaws of AIS and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Income Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AIS is a party or by which it may be bound and which relates to the assets of Income Fund or to which any properties of Income Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIS or any property of Income Fund. AIS is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIS in connection with the due execution and delivery by AIS of this Agreement and the consummation by AIS of the transactions contemplated hereby.

         Section 4.10. Permits. AIS has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Income Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIS there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 4.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, suit or proceeding, nor, to the knowledge of AIS, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIS before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIS, threatened in writing or, if probable of assertion, orally, against AIS, affecting any property, asset, interest or right of Income Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Income Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to AIS's conduct of the business of Income Fund affecting in any significant respect the conduct of such business. AIS is not, and has not been, to the knowledge of AIS, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Income Fund.

         Section 4.12. Taxes.

                  (a) Income Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. Income Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Income Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

                  (b) Income Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Income Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Income Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Income Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         Section 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of AIS in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIS or any action taken by it.

         Section 4.14. Representations Concerning the Reorganization.

                  (a) AIS has no plan or intention to reacquire any Income Fund Shares issued in the Reorganization, except to the extent that Income Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

                  (b) Income Fund has no plan or intention to sell or otherwise dispose of any of the assets of Global Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code.

                  (c) Following the Reorganization, Income Fund will continue an "historic business" (within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code) of Global Fund or use a significant portion of Global Fund's historic business assets in a business.

                  (d) Prior to or in the Reorganization, neither Income Fund nor any person related to Income Fund (for purposes of this paragraph as defined in Section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Global Fund with consideration other than shares of Income Fund. There is no plan or intention by Income Fund or any person related to Income Fund to acquire or redeem any of the Income Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Income Fund's business as an open-end investment company as required by the Investment Company Act.

         Section 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Income Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 4.16. Value of Shares. The fair market value of Income Fund Class A Shares received by Global Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Global Fund Class A shares constructively surrendered in exchange therefor, the fair market value of Income Fund Class B Shares received by Global Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Global Fund Class B shares constructively surrendered therefor, and the fair market value of Income Fund Class C Shares received by Global Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Global Fund Class C shares constructively surrendered therefor.

         Section 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between AIFI and AIS that was issued or acquired, or will be settled, at a discount. No consideration other than Income Fund Shares (and Income Fund's assumption of Global Fund's liabilities, including for this purpose all liabilities to which the assets of Global Fund are subject) will be issued in exchange for the assets of Global Fund acquired by Income Fund in connection with the Reorganization. The fair market value of the assets of Global Fund transferred to Income Fund in the Reorganization will equal or exceed the sum of the liabilities assumed by Income Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                    ARTICLE 5
                                    COVENANTS

         Section 5.1. Conduct of Business.

                  (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIFI shall conduct the business of Global Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business of Global Fund in the ordinary course in all material respects.

                  (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIS shall conduct the business of Income Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business relations necessary to conduct the business operations of Income Fund in the ordinary course in all material respects; provided, however, that this
Section 5.1(b) shall not preclude the combination of Income Fund with AIM Strategic Income Fund, a series portfolio of AIM Investment Funds.

         Section 5.2. Announcements. AIFI and AIS shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither AIFI nor AIS shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

         Section 5.3. Expenses. Global Fund and Income Fund shall each, respectively, bear the expenses they incur in connection with this Agreement and the Reorganization and other transactions contemplated hereby.

         Section 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

         Section 5.5. Notice of Events. AIS shall give prompt notice to AIFI, and AIFI shall give prompt notice to AIS, of (a) the occurrence or non-occurrence of any event which to the knowledge of AIS or to the knowledge of AIFI, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of AIFI, Sections 6.1 and 6.2 or
(ii) in the case of AIS, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

         Section 5.6. Access to Information.

                  (a) AIFI will, during regular business hours and on reasonable prior notice, allow AIS and its authorized representatives reasonable access to the books and records of

AIFI pertaining to the assets of Global Fund and to officers of AIFI knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIFI.

                  (b) AIS will, during regular business hours and on reasonable prior notice, allow AIFI and its authorized representatives reasonable access to the books and records of AIS pertaining to the assets of Income Fund and to officers of AIS knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIS.

         Section 5.7. Consents, Approvals and Filings. Each of AIFI and AIS shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of AIFI and AIS shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of AIFI and AIS shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

         Section 5.8. Submission of Agreement to Shareholders. AIFI shall take all action necessary in accordance with applicable law and its Charter and bylaws to convene the Global Fund Shareholders Meeting. AIFI shall, through its Board of Directors, recommend to Global Fund Shareholders approval of this Agreement and the transactions contemplated by this Agreement. AIFI shall use its reasonable best efforts to hold a Global Fund Shareholders Meeting as soon as practicable after the date hereof.

                                    ARTICLE 6
                   CONDITIONS PRECEDENT TO THE REORGANIZATION

         Section 6.1. Conditions Precedent of AIS. The obligation of AIS to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIS.

                  (a) The representations and warranties of AIFI on behalf of Global Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) AIFI shall have complied with and satisfied in all material respects all agreements and conditions relating to Global Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) AIS shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIFI, in such individual's capacity as an officer of AIFI and not as an individual, to the effect that the conditions specified in Section 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIFI certifying as to the accuracy and completeness of the attached Charter and bylaws of AIFI, and resolutions, consents and authorizations of or regarding AIFI with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) AIS shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AIFI, or other counsel reasonably acceptable to AIS, in form and substance reasonably acceptable to counsel for AIS, as to the matters set forth in Schedule 6.1(d).

                  (e) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

         Section 6.2. Mutual Conditions. The obligations of AIFI and AIS to consummate a Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by AIFI and AIS, but only if and to the extent that such waiver is mutual.

                  (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by AIFI and AIS shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

                  (b) This Agreement, the Reorganization of Global Fund and related matters shall have been approved and adopted at the Global Fund Shareholders Meeting by the shareholders of Global Fund on the record date by the Required Shareholder Vote.

                  (c) The assets of Global Fund to be acquired by Income Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Global Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Global Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Global Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Global Fund held immediately prior to the Reorganization.

                  (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

                  (e) The Registration Statement on Form N-14 filed by AIS with respect to Income Fund Shares to be issued to Global Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

                  (f) AIFI and AIS shall have received on or before the Closing Date an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") in form and substance reasonably acceptable to AIFI and AIS, as to the matters set forth on
Schedule 6.2(f). In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of AIFI, AIS and others, and the officers of AIFI and AIS shall use their best efforts to make available such truthful certificates.

         Section 6.3. Conditions Precedent of AIFI. The obligation of AIFI to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIFI.

                  (a) The representations and warranties of AIS on behalf of Income Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) AIS shall have complied with and satisfied in all material respects all agreements and conditions relating to Income Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) AIFI shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIS, in such individual's capacity as an officer of AIS and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIS certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and bylaws, as amended, of AIS and resolutions, consents and authorizations of or regarding AIS with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) AIFI shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AIS, or other counsel reasonably acceptable to AIFI, in form and substance reasonably acceptable to counsel for AIFI, as to the matters set forth on Schedule 6.3(d).

                                    ARTICLE 7
                            TERMINATION OF AGREEMENT


Section 7.1. Termination.

                  (a) This Agreement may be terminated on or prior to the Closing Date as follows:

                       (i) by mutual written consent of AIFI and AIS; or

                       (ii) at the election of AIFI or AIS:

                           (A) if the Closing Date shall not be on or before
                  September 1, 2003, or such later date as the parties hereto may agree upon, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                           (B) if, upon a vote at the Global Fund Shareholders
                  Meeting or any adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                           (C) if any Governmental Authority shall have issued
                  an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

                  (b) The termination of this Agreement shall be effectuated by the delivery by the terminating party to the other party of a written notice of such termination.

         Section 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Global Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to such Reorganization and the respective Global Fund, except for the provisions of Section 5.3.

                                    ARTICLE 8
                                  MISCELLANEOUS

         Section 8.1. Survival of Representations and Warranties. The representations, warranties and covenants in this Agreement or in any certificate or instrument delivered pursuant to this Agreement shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

         Section 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

         Section 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

         Section 8.4. Obligations of AIS and AIFI.

                  (a) AIFI and AIS hereby acknowledge and agree that Income Fund is a separate investment portfolio of AIS, that AIS is executing this Agreement on behalf of Income Fund, and that any amounts payable by AIS under or in connection with this Agreement shall be payable solely from the revenues and assets of Income Fund. AIFI further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIS in his or her capacity as an officer of AIS intending to bind AIS as provided herein, and that no officer, trustee or shareholder of AIS shall be personally liable for the liabilities or obligations of AIS incurred hereunder.

                  (b) AIFI and AIS hereby acknowledge and agree that Global Fund is a separate investment portfolio of AIFI, that AIFI is executing this Agreement on behalf of Global Fund and that any amounts payable by AIFI under or in connection with this Agreement shall be payable solely from the revenues and assets of Global Fund. AIS further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIFI in his or her capacity as an officer of AIFI intending to bind AIFI as provided herein, and that no officer, director or shareholder of AIFI shall be personally liable for the liabilities of AIFI incurred hereunder.

         Section 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by AIFI and AIS.

         Section 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

         Section 8.7. Interpretation. When a reference is made in this Agreement to a Section or Schedule, such reference shall be to a Section of, or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

         Section 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

         Section 8.9. Entire Agreement; Schedules. This Agreement, including the Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

         Section 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

                           (a)      If to AIFI:

                                    AIM International Funds, Inc.
                                    11 Greenway Plaza, Suite 100
                                    Houston, Texas  77046-1173
                                    Attn: CAROL F. RELIHAN, ESQUIRE
                                          -----------------------------
                                    Fax:  (713) 993-9185

                           with a copy to:

                                    Ballard Spahr Andrews & Ingersoll, LLP
                                    1735 Market Street, 51st Floor
                                    Philadelphia, Pennsylvania  19103-7599
                                    Attn:  William H. Rheiner, Esq.
                                    Fax:  (215) 864-8999

                           (b)      If to AIS:

                                    AIM Investment Securities Funds
                                    11 Greenway Plaza, Suite 100
                                    Houston, Texas  77046-1173
                                    Attn: CAROL F. RELIHAN, ESQUIRE
                                          -----------------------------
                                    Fax:  (713) 993-9185

                           with a copy to:

                                    Ballard Spahr Andrews & Ingersoll, LLP
                                    1735 Market Street, 51st Floor
                                    Philadelphia, Pennsylvania  19103-7599

                                    Attn: William H. Rheiner, Esq.
                                    Fax:  (215) 864-8999

         Section 8.11. Representations by AIM Advisors. In its capacity as investment adviser to AIFI, AIM Advisors represents to AIS that to the best of its knowledge the representations and warranties of AIFI and Global Fund contained in this Agreement are true and correct as of the date of this Agreement. In its capacity as investment adviser to AIS, AIM Advisors represents to AIFI that to the best of its knowledge the representations and warranties of AIS and Income Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of AIM Advisors who have substantive responsibility for the provision of investment advisory services to AIFI and AIS do not have actual knowledge to the contrary after due inquiry.

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.


                                   AIM INTERNATIONAL FUNDS, INC., acting
                                   on behalf of AIM Global Income Fund



                                   By: /s/ ROBERT H. GRAHAM
                                       -----------------------------------------



                                   AIM INVESTMENT SECURITIES FUNDS, acting
                                   on behalf of AIM Income Fund



                                   By: /s/ ROBERT H. GRAHAM
                                       -----------------------------------------



                                   A I M ADVISORS, INC.



                                   By: /s/ MARK H. WILLIAMSON
                                       -----------------------------------------

                                 Schedule 6.1(d)

                           Opinion of Counsel to AIFI


         1. AIFI is a corporation validly existing under the Maryland General Corporation Law.

         2. AIFI is an open-end, management investment company registered under the Investment Company Act of 1940.

         3. The execution, delivery and performance of the Agreement by AIFI have been duly authorized and approved by all requisite corporate action on the part of AIFI. The Agreement has been duly executed and delivered by AIFI and constitutes the valid and binding obligation of AIFI acting on behalf of Global Fund.

         4. Global Fund Shares outstanding on the date hereof have been duly authorized and validly issued, and assuming that the consideration described in the Global Fund prospectus was received in connection therewith, are fully paid and non-assessable.

         5. To the best of our knowledge, Global Fund is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority of the United States or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement other than such notices, reports or other filings as have previously been made or such authorizations, consents or approvals as have been previously obtained


                  We confirm to you that to our knowledge, no litigation or governmental proceeding is pending or threatened in writing against Global Fund
(i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                 Schedule 6.2(f)

                                  Tax Opinions


         (i) The transfer of the assets of Global Fund to Income Fund in exchange for Income Fund Shares distributed directly to Global Fund Shareholders, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that Global Fund and Income Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

         (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Global Fund on the transfer of its assets to Income Fund solely in exchange for Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares or on the distribution of Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares to Global Fund Shareholders.

         (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Income Fund upon the receipt of assets of Global Fund in exchange for Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares issued directly to Global Fund Shareholders.

         (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Global Fund Shareholders on the receipt of Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares in exchange for Global Fund Shares.

         (v) In accordance with Section 362(b) of the Code, the basis to Income Fund of the assets of Global Fund will be the same as the basis of such assets in the hands of Global Fund immediately prior to the Reorganization.

         (vi) In accordance with Section 358(a) of the Code, a Global Fund Shareholder's basis for Income Fund Class A Shares, Income Fund Class B Shares or Income Fund Class C Shares received by the Global Fund Shareholder will be the same as his basis for Global Fund Shares exchanged therefor.

         (vii) In accordance with Section 1223(1) of the Code, a Global Fund Shareholder's holding period for Income Fund Class A Shares, Income Fund Class B Shares or Income Fund Class C Shares will be determined by including Global Fund Shareholder's holding period for Global Fund Shares exchanged therefor, provided that the Global Fund Shareholder held Global Fund Shares as a capital asset.

         (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Global Fund transferred to Income Fund in the Reorganization will include the holding period for such assets in the hands of Global Fund.

                                 Schedule 6.3(d)

                            Opinion of Counsel to AIS


         1. AIS is validly existing as a statutory trust under the Delaware Statutory Trust Act.

         2. AIS is an open-end, management investment company registered under the Investment Company Act of 1940.

         3. The execution, delivery and performance of the Agreement by AIS have been duly authorized and approved by all requisite trust action on the part of AIS. The Agreement has been duly executed and delivered by AIS and constitutes the valid and binding obligation of AIS acting on behalf of Income Fund.

         4. Class A shares, Class B shares and Class C shares of Income Fund to be issued pursuant to the Agreement have been duly authorized, and upon completion of the transactions described in the Agreement, will be validly issued, fully paid and non-assessable.

         5. To the best of our knowledge, Income Fund is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority of the United States or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement other than such notices, reports or other filings as have previously been made or such authorizations, consents or approvals as have been previously obtained.


                  We confirm to you that to our knowledge, no litigation or governmental proceeding is pending or threatened in writing against Income Fund
(i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                                                     APPENDIX II



                                    AGREEMENT

                                       and

                             PLAN OF REORGANIZATION

                                       for

                            AIM STRATEGIC INCOME FUND

                             a separate portfolio of

                              AIM INVESTMENT FUNDS

                                February 6, 2003

                                TABLE OF CONTENTS


                                                                                                               PAGE
ARTICLE 1 DEFINITIONS.............................................................................................1
         Section 1.1.      Definitions............................................................................1
ARTICLE 2 TRANSFER OF ASSETS......................................................................................5
         Section 2.1.      Reorganization of Strategic Fund.......................................................5
         Section 2.2.      Computation of Net Asset Value.........................................................5
         Section 2.3.      Valuation Date.........................................................................5
         Section 2.4.      Delivery...............................................................................6
         Section 2.5.      Termination of Series..................................................................6
         Section 2.6.      Issuance of Income Fund Shares.........................................................6
         Section 2.7.      Investment Securities..................................................................7
         Section 2.8.      Liabilities............................................................................7
ARTICLE 3 REPRESENTATIONS AND WARRANTIES OF AIF...................................................................7
         Section 3.1.      Organization; Authority................................................................7
         Section 3.2.      Registration and Regulation of AIF.....................................................7
         Section 3.3.      Financial Statements...................................................................8
         Section 3.4.      No Material Adverse Changes; Contingent Liabilities....................................8
         Section 3.5.      Strategic Fund Shares; Liabilities; Business Operations................................8
         Section 3.6.      Accountants............................................................................9
         Section 3.7.      Binding Obligation.....................................................................9
         Section 3.8.      No Breaches or Defaults................................................................9
         Section 3.9.      Authorizations or Consents............................................................10
         Section 3.10.     Permits...............................................................................10
         Section 3.11.     No Actions, Suits or Proceedings......................................................10
         Section 3.12.     Contracts.............................................................................10
         Section 3.13.     Properties and Assets.................................................................11
         Section 3.14.     Taxes.................................................................................11
         Section 3.15.     Benefit and Employment Obligations....................................................11
         Section 3.16.     Brokers...............................................................................12
         Section 3.17.     Voting Requirements...................................................................12
         Section 3.18.     State Takeover Statutes...............................................................12
         Section 3.19.     Books and Records.....................................................................12
         Section 3.20.     Prospectus and Statement of Additional Information....................................12
         Section 3.21.     No Distribution.......................................................................12
         Section 3.22.     Liabilities of Strategic Fund.........................................................12
         Section 3.23.     Value of Shares.......................................................................12
         Section 3.24.     Shareholder Expenses..................................................................13
         Section 3.25.     Intercompany Indebtedness.............................................................13
ARTICLE 4 REPRESENTATIONS AND WARRANTIES OF AIS..................................................................13
         Section 4.1.      Organization; Authority...............................................................13
         Section 4.2.      Registration and Regulation of AIS....................................................13
         Section 4.3.      Financial Statements..................................................................13
         Section 4.4.      No Material Adverse Changes; Contingent Liabilities...................................13

                                                                                                               PAGE
         Section 4.5.      Registration of Income Fund Class A Shares, Income Fund Class B
                           Shares and Income Fund Class C Shares.................................................14
         Section 4.6.      Accountants...........................................................................15
         Section 4.7.      Binding Obligation....................................................................15
         Section 4.8.      No Breaches or Defaults...............................................................15
         Section 4.9.      Authorizations or Consents............................................................15
         Section 4.10.     Permits...............................................................................15
         Section 4.11.     No Actions, Suits or Proceedings......................................................16
         Section 4.12.     Taxes.................................................................................16
         Section 4.13.     Brokers...............................................................................17
         Section 4.14.     Representations Concerning the Reorganization.........................................17
         Section 4.15.     Prospectus and Statement of Additional Information....................................17
         Section 4.16.     Value of Shares.......................................................................17
         Section 4.17.     Intercompany Indebtedness; Consideration..............................................18
ARTICLE 5 COVENANTS..............................................................................................18
         Section 5.1.      Conduct of Business...................................................................18
         Section 5.2.      Announcements.........................................................................18
         Section 5.3.      Expenses..............................................................................19
         Section 5.4.      Further Assurances....................................................................19
         Section 5.5.      Notice of Events......................................................................19
         Section 5.6.      Access to Information.................................................................19
         Section 5.7.      Consents, Approvals and Filings.......................................................19
         Section 5.8.      Submission of Agreement to Shareholders...............................................20
ARTICLE 6 CONDITIONS PRECEDENT TO THE REORGANIZATION.............................................................20
         Section 6.1.      Conditions Precedent of AIS...........................................................20
         Section 6.2.      Mutual Conditions.....................................................................21
         Section 6.3.      Conditions Precedent of AIF...........................................................22
ARTICLE 7 TERMINATION OF AGREEMENT...............................................................................22
         Section 7.1.      Termination...........................................................................22
         Section 7.2.      Survival After Termination............................................................23
ARTICLE 8 MISCELLANEOUS..........................................................................................23
         Section 8.1.      Survival of Representations and Warranties............................................23
         Section 8.2.      Governing Law.........................................................................23
         Section 8.3.      Binding Effect, Persons Benefiting, No Assignment.....................................23
         Section 8.4.      Obligations of AIS and AIF............................................................23
         Section 8.5.      Amendments............................................................................24
         Section 8.6.      Enforcement...........................................................................24
         Section 8.7.      Interpretation........................................................................24
         Section 8.8.      Counterparts..........................................................................24
         Section 8.9.      Entire Agreement; Schedules...........................................................24
         Section 8.10.     Notices...............................................................................24
         Section 8.11.     Representations by AIM Advisors.......................................................25

Schedule 6.1(d)   Opinion of Counsel to AIF
Schedule 6.2(g)   Tax Opinions
Schedule 6.3(d)   Opinion of Counsel to AIS

                      AGREEMENT AND PLAN OF REORGANIZATION


                  AGREEMENT AND PLAN OF REORGANIZATION, dated as of February 6, 2003 (this "Agreement"), by and among AIM Investment Funds, a Delaware statutory trust ("AIF"), acting on behalf of AIM Strategic Income Fund ("Strategic Fund"), a separate series of AIF, AIM Investment Securities Funds, a Delaware statutory trust ("AIS"), acting on behalf of AIM Income Fund ("Income Fund"), a separate series of AIS, and A I M Advisors, Inc. ("AIM Advisors"), a Delaware corporation.

                                   WITNESSETH

                  WHEREAS, AIF is a management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios, including Strategic Fund, for sale to the public; and

                  WHEREAS, AIS is a management investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in investment portfolios, including Income Fund, for sale to the public; and

                  WHEREAS, AIM Advisors provides investment advisory services to both AIF and AIS; and

                  WHEREAS, Strategic Fund desires to provide for its reorganization through the transfer of all of its assets to Income Fund in exchange for the assumption by Income Fund of all of the liabilities of Strategic Fund and the issuance by AIS of shares of Income Fund in the manner set forth in this Agreement; and

                  WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

                  NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, AIF, AIS and AIM Advisors agree as follows:

                                   ARTICLE 1
                                   DEFINITIONS

         Section 1.1. Definitions. For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

                  "AIF" means AIM Investment Funds, a Delaware statutory trust.

                  "AIF Registration Statement" means the registration statement on Form N-1A of AIF, as amended, 1940 Act Registration No. 881-05426.

                  "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

                  "Affiliated Person" means an affiliated person as defined in
Section 2(a)(3) of the Investment Company Act.

                  "Agreement" means this Agreement and Plan of Reorganization, together with all schedules and exhibits attached hereto and all amendments hereto and thereof.

                  "AIS" means AIM Investment Securities Funds, a Delaware statutory trust.

                  "AIS Registration Statement" means the registration statement on Form N-1A of AIS, as amended, 1940 Act Registration No. 881-05686.

                  "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by AIF on behalf of Strategic Fund, or otherwise providing benefits to any current or former employee, officer or trustee of AIF.

                  "Closing" means the transfer of the assets of Strategic Fund to Income Fund, the assumption of all of Strategic Fund's liabilities by Income Fund and the issuance of Income Fund Shares directly to Strategic Fund Shareholders as described in Section 2.1 of this Agreement.

                  "Closing Date" means June 23, 2003 or such other date as the parties may mutually determine.

                  "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

                  "Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of Income Fund and Strategic Fund.

                  "Effective Time" means 8:00 a.m. Eastern Time on the Closing Date.

                  "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto. "

                  "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

                   "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the NASD Regulation, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

                  "Income Fund" means AIM Income Fund, a separate series of AIS.

                  "Income Fund Class A Shares" means Class A Shares of beneficial interest of Income Fund issued by AIS.

                  "Income Fund Class B Shares" means Class B Shares of beneficial interest of Income Fund issued by AIS.

                  "Income Fund Class C Shares" means Class C Shares of beneficial interest of Income Fund issued by AIS.

                  "Income Fund Financial Statements" shall have the meaning set forth in Section 4.3 of this Agreement.

                  "Income Fund Shares" means shares of beneficial interest of Income Fund issued pursuant to Section 2.6 of this Agreement.

                   "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

                  "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

                  "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

                  "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

                  "Reorganization" means the acquisition of the assets of Strategic Fund by Income Fund in consideration of the assumption by Income Fund of all of the liabilities of Strategic Fund and the issuance by AIS of Income Fund Shares directly to Strategic Fund Shareholders as described in this Agreement, and the termination of Strategic Fund's status as a designated series of shares of AIF.

                  "Required Shareholder Vote" shall have the meaning set forth in Section 3.17 of this Agreement.

                  "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

                  "SEC" means the United States Securities and Exchange Commission.

                  "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

                  "Strategic Fund" means AIM Strategic Income Fund, a separate series of AIF.

                  "Strategic Fund Class A Shares" means Class A shares of beneficial interest of Strategic Fund issued by AIF.

                  "Strategic Fund Class B Shares" means Class B shares of beneficial interest of Strategic Fund issued by AIF.

                  "Strategic Fund Class C Shares" means Class C shares of beneficial interest of Strategic Fund issued by AIF.

                  "Strategic Fund Financial Statements" shall have the meaning set forth in Section 3.3 of this Agreement.

                  "Strategic Fund Shareholders" means the holders of record as of the Effective Time of the issued and outstanding shares of beneficial interest in Strategic Fund.

                  "Strategic Fund Shareholders Meeting" means a meeting of the shareholders of Strategic Fund convened in accordance with applicable law and the Agreement and Declaration of Trust of AIF to consider and vote upon the approval of this Agreement and the Reorganization of Strategic Fund contemplated by this Agreement.

                  "Strategic Fund Shares" means the issued and outstanding shares of beneficial interest in Strategic Fund.

                  "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

                  "Valuation Date" shall have the meaning set forth in Section
2.3 of this Agreement.

                                   ARTICLE 2
                               TRANSFER OF ASSETS

         Section 2.1. Reorganization of Strategic Fund. At the Effective Time, all of the assets of Strategic Fund shall be delivered to the Custodian for the account of Income Fund in exchange for the assumption by Income Fund of all of the liabilities of any kind of Strategic Fund and delivery by AIS directly to
(i) the holders of record as of the Effective Time of the issued and outstanding Class A shares of Strategic Fund of a number of Income Fund Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth), to (ii) the holders of record as of the Effective Time of the issued and outstanding Class B shares of Strategic Fund of a number of Income Fund Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), and to (iii) the holders of record as of the Effective Time of the issued and outstanding Class C shares of Strategic Fund of a number of Income Fund Class C shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of Strategic Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, Income Fund will receive good and marketable title to such assets free and clear of all Liens.

         Section 2.2. Computation of Net Asset Value.

                  (a) The net asset value of Income Fund Shares, and the net value of the assets of Strategic Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the Valuation Date.

                  (b) The net asset value of Income Fund Shares shall be computed in accordance with the policies and procedures of Income Fund as described in the AIS Registration Statement.

                  (c) The net value of the assets of Strategic Fund to be transferred to Income Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of Strategic Fund as described in the AIF Registration Statement.

                  (d) All computations of value regarding the net assets of Strategic Fund and the net asset value of Income Fund Shares to be issued pursuant to this Agreement shall be made by agreement of AIF and AIS. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

         Section 2.3. Valuation Date. The assets of Strategic Fund and the net asset value per share of Income Fund Shares shall be valued as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the "Valuation Date"). The share transfer books of Strategic Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of Strategic Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by Strategic Fund. Redemption requests thereafter received by Strategic Fund shall be deemed to be redemption requests for Income Fund Class A Shares, Income Fund Class B Shares or Income Fund Class C Shares, as applicable (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Strategic Fund Shareholders under this Agreement.

         Section 2.4. Delivery.

                  (a) Assets held by Strategic Fund shall be delivered by AIF to the Custodian on the Closing Date. No later than three (3) business days preceding the Closing Date, AIF shall instruct the Custodian to transfer such assets to the account of Income Fund. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by Strategic Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of Income Fund at the Custodian.

                  (b) If, on the Closing Date, Strategic Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by Strategic Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to Strategic Fund or its broker, then AIS shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if Strategic Fund has delivered to the Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by AIS or the Custodian, including brokers' confirmation slips.

         Section 2.5. Termination of Series. As soon as reasonably practicable after the Closing Date, the status of Strategic Fund as a designated series of shares of AIF shall be terminated; provided, however, that the termination of the status of Strategic Fund as a series of shares of AIF shall not be required if the Reorganization shall not have been consummated.

         Section 2.6. Issuance of Income Fund Shares. At the Effective Time, Strategic Fund Shareholders of record as of the close of regular trading on the NYSE on the Valuation Date holding Strategic Fund Class A shares shall be issued that number of full and fractional Class A shares of Income Fund having a net asset value equal to the net asset value of Strategic Fund Class A shares held by Strategic Fund Shareholders on the Valuation Date, Strategic Fund Shareholders of record as of the Valuation Date holding Strategic Fund Class B shares shall be issued that number of full and fractional Class B shares of Income Fund having a net asset value equal to the net asset value of Strategic Fund Class B Shares held by Strategic Fund Shareholders on the Valuation Date, and Strategic Fund Shareholders of record as of the Valuation Date holding Strategic Fund Class C shares shall be issued that number of full and fractional Class C shares of Income Fund having a net asset value equal to the net asset value of Strategic Fund Class C shares held by Strategic Fund Shareholders on the Valuation Date. All issued and outstanding shares of beneficial interest in Strategic Fund shall thereupon be canceled on the books of AIF. AIF shall provide instructions to the transfer agent of AIS with respect to Income

Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares to be issued to Strategic Fund Shareholders. AIS shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. AIS shall record on its books the ownership of Income Fund Class A, Income Fund Class B and Income Fund Class C Shares by Strategic Fund Shareholders and shall forward a confirmation of such ownership to Strategic Fund Shareholders. No redemption or repurchase of such shares credited to former Strategic Fund Shareholders in respect of Strategic Fund shares represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to AIS for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to AIS.

         Section 2.7. Investment Securities. On or prior to the Valuation Date, AIF shall deliver a list setting forth the securities Strategic Fund then owned together with the respective Federal income tax bases thereof. AIF shall provide to AIS on or before the Valuation Date, detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to Income Fund hereunder. Such records shall be made available by AIF prior to the Valuation Date for inspection by the Treasurer (or his or her designee) or the auditors of AIS upon reasonable request.

         Section 2.8. Liabilities. Strategic Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.

                                   ARTICLE 3
                      REPRESENTATIONS AND WARRANTIES OF AIF

                  AIF, on behalf of Strategic Fund, represents and warrants to AIS that:

         Section 3.1. Organization; Authority. AIF is duly organized, validly existing and in good standing under the Delaware Statutory Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 3.2. Registration and Regulation of AIF. AIF is duly registered with the SEC as an investment company under the Investment Company Act and all Strategic Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIF to revoke or rescind any such registration or qualification. Strategic Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Strategic Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the AIF Registration Statement currently in effect. The value of the net assets of Strategic Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Strategic Fund and all purchases and redemptions of Strategic Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 3.3. Financial Statements. The books of account and related records of Strategic Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended October 31, 2002 of Strategic Fund previously delivered to AIS (the "Strategic Fund Financial Statements") present fairly in all material respects the financial position of Strategic Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 3.4. No Material Adverse Changes; Contingent Liabilities. Since October 31, 2002, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Strategic Fund or the status of Strategic Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Strategic Fund or occurring in the ordinary course of business of Strategic Fund or AIF. There are no contingent liabilities of Strategic Fund not disclosed in the Strategic Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 3.5. Strategic Fund Shares; Liabilities; Business Operations.

                  (a) Strategic Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

                  (b) Since its inception, neither Strategic Fund nor any person related to Strategic Fund (as defined in section 1.368-1(e)(3) of the Treasury Regulations without regard to section 1.368-1(e)(3)(i)(A)) will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of Strategic Fund for consideration other than shares of Strategic Fund, except for shares redeemed in the ordinary course of Strategic Fund's business as an open-end investment company as required by the Investment Company Act, or (ii) made distributions with respect to Strategic Fund's Shares, except for (a) distributions necessary to satisfy the requirements of sections 852 and 4982 of the Code for qualification as a regulated investment company and avoidance of excise tax liability and (b) additional distributions, to the extent such additional distributions do not exceed 50 percent of the value (without giving effect to such distributions) of the proprietary interest in Strategic Fund on the Effective Date.

                  (c) At the time of its Reorganization, Strategic Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Strategic Fund Shares, except for the right of investors to acquire Strategic Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) From the date it commenced operations and ending on the Closing Date, Strategic Fund will have conducted its historic business within the meaning of Section 1.368-1(d)(2) of the Income Tax Regulations under the Code in a substantially unchanged manner. In anticipation of its Reorganization, Strategic Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d) of those regulations) being transferred to Income Fund.

                  (e) AIF does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

         Section 3.6. Accountants. PricewaterhouseCoopers LLP, which has reported upon the Strategic Fund Financial Statements for the fiscal year ended October 31, 2002, is the independent public accountant as required by the Securities Act and the Exchange Act.

         Section 3.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by AIF on behalf of Strategic Fund and, assuming this Agreement has been duly executed and delivered by AIS and approved by Strategic Fund Shareholders, constitutes the legal, valid and binding obligation of AIF enforceable against AIF in accordance with its terms from and with respect to the revenues and assets of Strategic Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 3.8. No Breaches or Defaults. The execution and delivery of this Agreement by AIF on behalf of Strategic Fund and performance by AIF of its obligations hereunder has been duly authorized by all necessary trust action on the part of AIF, other than Strategic Fund Shareholders approval, and (i) do not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or by-laws of AIF and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Strategic Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AIF is a party or by which it may be bound and which relates to the assets of Strategic Fund or to which any property of Strategic Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIF or any property of Strategic Fund. AIF is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 3.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIF in connection with the due execution and delivery by AIF of this Agreement and the consummation by AIF of the transactions contemplated hereby.

         Section 3.10. Permits. AIF has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to Strategic Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIF there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 3.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, litigation or proceeding, nor, to the knowledge of AIF, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIF before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIF, threatened in writing or, if probable of assertion, orally, against AIF affecting any property, asset, interest or right of Strategic Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Strategic Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to AIF's conduct of the business of Strategic Fund affecting in any significant respect the conduct of such business. AIF is not, and has not been to the knowledge of AIF, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Strategic Fund.

         Section 3.12. Contracts. AIF is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of Strategic Fund, by which the assets, business, or operations of Strategic Fund may be bound or affected, or under which it or the assets, business or operations of Strategic Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of AIF there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

         Section 3.13. Properties and Assets. Strategic Fund has good and marketable title to all properties and assets reflected in the Strategic Fund Financial Statements as owned by it, free and clear of all Liens, except as described in Strategic Fund Financial Statements.

         Section 3.14. Taxes.

                  (a) Strategic Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. Strategic Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Strategic Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of Strategic Fund as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of Strategic Fund arising by reason of undistributed investment company taxable income or net capital gain, AIF will declare prior to the Valuation Date to the shareholders of Strategic Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Strategic Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the short taxable year beginning on November 1, 2002 and ending on the Closing Date and
(B) all of Strategic Fund's net capital gain recognized in its taxable year ended October 31, 2002 and in such short taxable year (after reduction for any capital loss carryover).

                  (b) Strategic Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Strategic Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Strategic Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Returns of Strategic Fund are currently being or, to our knowledge, have been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         Section 3.15. Benefit and Employment Obligations. On or prior to the Closing Date, Strategic Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person, except that Strategic Fund is liable for its proportionate share of the expenses arising in connection with the retirement and deferred compensation benefits made available to the directors and trustees of certain investment companies advised by AIM Advisors.

         Section 3.16. Brokers. No broker, finder or similar intermediary has acted for or on behalf of AIF in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIF or any action taken by it.

         Section 3.17. Voting Requirements. The vote of a majority of the shares cast at a meeting of Strategic Fund shareholders at which a quorum is present (the "Required Shareholder Vote") is the only vote of the holders of any class or series of shares of beneficial interest in Strategic Fund necessary to approve this Agreement and the Reorganization of Strategic Fund contemplated by this Agreement.

         Section 3.18. State Takeover Statutes. No state takeover statute or similar statute or regulation applies or purports to apply to the Reorganization, this Agreement or any of the transactions contemplated by this Agreement.

         Section 3.19. Books and Records. The books and records of AIF relating to Strategic Fund, reflecting, among other things, the purchase and sale of Strategic Fund Shares, the number of issued and outstanding shares owned by each Strategic Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

         Section 3.20. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Strategic Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 3.21. No Distribution. Income Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

         Section 3.22. Liabilities of Strategic Fund. The liabilities of Strategic Fund that are to be assumed by Income Fund in connection with the Reorganization, or to which the assets of Strategic Fund to be transferred in the Reorganization are subject, were incurred by Strategic Fund in the ordinary course of its business. The fair market value of the assets of Strategic Fund to be transferred to Income Fund in the Reorganization will equal or exceed the sum of the liabilities to be assumed by Income Fund plus the amount of liabilities, if any, to which such transferred assets will be subject.

         Section 3.23. Value of Shares. The fair market value of Income Fund Class A Shares received by Strategic Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Strategic Fund Class A shares constructively surrendered in exchange therefor, the fair market value of Income Fund Class B Shares received by Strategic Fund

Shareholders in the Reorganization will be approximately equal to the fair market value of Strategic Fund Class B shares constructively surrendered in exchange therefor, and the fair market value of Income Fund Class C Shares received by Strategic Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Strategic Fund Class C shares constructively surrendered in exchange therefor.

         Section 3.24. Shareholder Expenses. Strategic Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

         Section 3.25. Intercompany Indebtedness. There is no intercompany indebtedness between AIF and AIS that was issued or acquired, or will be settled, at a discount.

                                   ARTICLE 4
                      REPRESENTATIONS AND WARRANTIES OF AIS

                  AIS, on behalf of Income Fund, represents and warrants to AIF as follows:

         Section 4.1. Organization; Authority. AIS is duly organized, validly existing and in good standing under the Delaware Statutory Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 4.2. Registration and Regulation of AIS. AIS is duly registered with the SEC as an investment company under the Investment Company Act. Income Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Income Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the AIS Registration Statement. The value of the net assets of Income Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of Income Fund and all purchases and redemptions of Income Fund Shares have been effected at the net asset value per share calculated in such manner.

         Section 4.3. Financial Statements. The books of account and related records of Income Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended July 31, 2002, and the unaudited financial statements for the six-month period ended January 31, 2003, of Income Fund previously delivered to AIF (the "Income Fund Financial Statements") present fairly in all material respects the financial position of Income Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 4.4. No Material Adverse Changes; Contingent Liabilities. Since January 31, 2003, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of Income Fund or the status of Income Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by Income Fund or occurring in the ordinary course of business of Income Fund or AIS. There are no contingent liabilities of Income Fund not disclosed in the Income Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 4.5. Registration of Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares.

                  (a) The shares of beneficial interest of AIS are divided into nine portfolios, including Income Fund. Income Fund currently has four classes of shares, Class A shares, Class B shares, Class C shares and Class R shares. Under its Agreement and Declaration of Trust, AIS is authorized to issue an unlimited number of Class A, Class B, Class C and Class R Shares.

                  (b) Income Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of AIS then in effect.

                  (c) Income Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, Income Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Income Fund Class A, Income Fund Class B or Income Fund Class C shares, except for the right of investors to acquire Income Fund Class A Shares, Income Fund Class B Shares or Income Fund Class C Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

                  (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus") which forms a part of AIS's Registration Statement on Form N-14 shall be furnished to Strategic Fund Shareholders entitled to vote at the Strategic Fund Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of Income Fund, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by AIF for inclusion in the Combined Proxy Statement/Prospectus.

                  (e) The shares of Income Fund which have been or are being offered for sale (other than the Income Fund Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the AIS Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIS to revoke or rescind any such registration or qualification.

         Section 4.6. Accountants. Ernst & Young LLP, which has reported upon the Income Fund Financial Statements for the period ended July 31, 2002, is the independent public accountant as required by the Securities Act and the Exchange Act.

         Section 4.7. Binding Obligation. This Agreement has been duly authorized, executed and delivered by AIS on behalf of Income Fund and, assuming this Agreement has been duly executed and delivered by AIF, constitutes the legal, valid and binding obligation of AIS, enforceable against AIS in accordance with its terms from and with respect to the revenues and assets of Income Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 4.8. No Breaches or Defaults. The execution and delivery of this Agreement by AIS on behalf of Income Fund and performance by AIS of its obligations hereunder have been duly authorized by all necessary trust action on the part of AIS and (i) do not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or by-laws of AIS and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of Income Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AIS is a party or by which it may be bound and which relates to the assets of Income Fund or to which any properties of Income Fund may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIS or any property of Income Fund. AIS is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 4.9. Authorizations or Consents. Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIS in connection with the due execution and delivery by AIS of this Agreement and the consummation by AIS of the transactions contemplated hereby.

         Section 4.10. Permits. AIS has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to Income Fund, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIS there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 4.11. No Actions, Suits or Proceedings.

                  (a) There is no pending action, suit or proceeding, nor, to the knowledge of AIS, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIS before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

                  (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIS, threatened in writing or, if probable of assertion, orally, against AIS, affecting any property, asset, interest or right of Income Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to Income Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by any Governmental Authority relating to AIS's conduct of the business of Income Fund affecting in any significant respect the conduct of such business. AIS is not, and has not been, to the knowledge of AIS, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of Income Fund.

         Section 4.12. Taxes.

                  (a) Income Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and is a separate corporation within the meaning of Section 851(g)(1) of the Code. Income Fund has qualified as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Income Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

                  (b) Income Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Income Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against Income Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of Income Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         Section 4.13. Brokers. No broker, finder or similar intermediary has acted for or on behalf of AIS in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIS or any action taken by it.

         Section 4.14. Representations Concerning the Reorganization.

                  (a) AIS has no plan or intention to reacquire any Income Fund Shares issued in the Reorganization, except to the extent that Income Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

                  (b) Income Fund has no plan or intention to sell or otherwise dispose of any of the assets of Strategic Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code.

                  (c) Following the Reorganization, Income Fund will continue an "historic business" (within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code) of Strategic Fund or use a significant portion of Strategic Fund's historic business assets in a business.

                  (d) Prior to or in the Reorganization, neither Income Fund nor any person related to Income Fund (for purposes of this paragraph as defined in section 1.368-1(e)(3) of the Treasury Regulations) will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of Strategic Fund with consideration other than shares of Income Fund. There is no plan or intention by Income Fund or any person related to Income Fund to acquire or redeem any of the Income Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of Income Fund's business as an open-end investment company as required by the Investment Company Act.

         Section 4.15. Prospectus and Statement of Additional Information. The current prospectus and statement of additional information for Income Fund as of the date on which it was issued does not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date does not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 4.16. Value of Shares. The fair market value of Income Fund Class A Shares received by Strategic Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Strategic Fund Class A shares constructively surrendered in exchange therefor, the fair market value of Income Fund Class B Shares received by Strategic Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Strategic Fund Class B shares constructively surrendered therefor, and the fair market value of

Income Fund Class C Shares received by Strategic Fund Shareholders in the Reorganization will be approximately equal to the fair market value of Strategic Fund Class C shares constructively surrendered therefor.

         Section 4.17. Intercompany Indebtedness; Consideration. There is no intercompany indebtedness between AIF and AIS that was issued or acquired, or will be settled, at a discount. No consideration other than Income Fund Shares (and Income Fund's assumption of Strategic Fund's liabilities, including for this purpose all liabilities to which the assets of Strategic Fund are subject) will be issued in exchange for the assets of Strategic Fund acquired by Income Fund in connection with the Reorganization. The fair market value of the assets of Strategic Fund transferred to Income Fund in the Reorganization will equal or exceed the sum of the liabilities assumed by Income Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.

                                    ARTICLE 5
                                    COVENANTS

         Section 5.1. Conduct of Business.

                  (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIF shall conduct the business of Strategic Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business of Strategic Fund in the ordinary course in all material respects.

                  (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIS shall conduct the business of Income Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business relations necessary to conduct the business operations of Income Fund in the ordinary course in all material respects; provided, however, that this
Section 5.1(b) shall not preclude the combination of Income Fund with AIM Global Income Fund, a series portfolio of AIM International Funds, Inc.

         Section 5.2. Announcements. AIF and AIS shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither AIF nor AIS shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

         Section 5.3. Expenses. Strategic Fund and Income Fund shall each, respectively, bear the expenses they incur in connection with this Agreement and the Reorganization and other transactions contemplated hereby.

         Section 5.4. Further Assurances. Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganization, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganization.

         Section 5.5. Notice of Events. AIS shall give prompt notice to AIF, and AIF shall give prompt notice to AIS, of (a) the occurrence or non-occurrence of any event which to the knowledge of AIS or to the knowledge of AIF, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of AIF, Sections 6.1 and 6.2 or (ii) in the case of AIS, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganization and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

         Section 5.6. Access to Information.

                  (a) AIF will, during regular business hours and on reasonable prior notice, allow AIS and its authorized representatives reasonable access to the books and records of AIF pertaining to the assets of Strategic Fund and to officers of AIF knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIF.

                  (b) AIS will, during regular business hours and on reasonable prior notice, allow AIF and its authorized representatives reasonable access to the books and records of AIS pertaining to the assets of Income Fund and to officers of AIS knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIS.

         Section 5.7. Consents, Approvals and Filings. Each of AIF and AIS shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganization and the other transactions contemplated by this Agreement. In addition, each of AIF and AIS shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganization and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganization and the other transactions contemplated herein. Each of AIF and AIS shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

         Section 5.8. Submission of Agreement to Shareholders. AIF shall take all action necessary in accordance with applicable law and its Agreement and Declaration of Trust and by-laws to convene the Strategic Fund Shareholders Meeting. AIF shall, through its Board of Trustees, recommend to Strategic Fund Shareholders approval of this Agreement and the transactions contemplated by this Agreement. AIF shall use its reasonable best efforts to hold a Strategic Fund Shareholders Meeting as soon as practicable after the date hereof.

                                   ARTICLE 6
                   CONDITIONS PRECEDENT TO THE REORGANIZATION

         Section 6.1. Conditions Precedent of AIS. The obligation of AIS to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIS.

                  (a) The representations and warranties of AIF on behalf of Strategic Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) AIF shall have complied with and satisfied in all material respects all agreements and conditions relating to Strategic Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) AIS shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIF, in such individual's capacity as an officer of AIF and not as an individual, to the effect that the conditions specified in Section 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIF certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and by-laws of AIF, and resolutions, consents and authorizations of or regarding AIF with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) AIS shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AIF, or other counsel reasonably acceptable to AIS, in form and substance reasonably acceptable to counsel for AIS, as to the matters set forth in Schedule 6.1(d).

                  (e) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

         Section 6.2. Mutual Conditions. The obligations of AIF and AIS to consummate a Reorganization are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more of which may be waived in writing by AIF and AIS, but only if and to the extent that such waiver is mutual.

                  (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by AIF and AIS shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

                  (b) This Agreement, the Reorganization of Strategic Fund and related matters shall have been approved and adopted at the Strategic Fund Shareholders Meeting by the shareholders of Strategic Fund on the record date by the Required Shareholder Vote.

                  (c) The assets of Strategic Fund to be acquired by Income Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Strategic Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by Strategic Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of Strategic Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of Strategic Fund held immediately prior to the Reorganization.

                  (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

                  (e) The Registration Statement on Form N-14 filed by AIS with respect to Income Fund Shares to be issued to Strategic Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

                  (f) AIF and AIS shall have received on or before the Closing Date an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") in form and substance reasonably acceptable to AIF, and AIS, as to the matters set forth on
Schedule 6.2(f). In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of AIF, AIS and others, and the officers of AIF and AIS shall use their best efforts to make available such truthful certificates.

         Section 6.3. Conditions Precedent of AIF. The obligation of AIF to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIF.

                  (a) The representations and warranties of AIS on behalf of Income Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

                  (b) AIS shall have complied with and satisfied in all material respects all agreements and conditions relating to Income Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

                  (c) AIF shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIS, in such individual's capacity as an officer of AIS and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIS certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and by-laws, as amended, of AIS and resolutions, consents and authorizations of or regarding AIS with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

                  (d) AIF shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AIS, or other counsel reasonably acceptable to AIF, in form and substance reasonably acceptable to counsel for AIS, as to the matters set forth on Schedule 6.3(d).

                                   ARTICLE 7
                            TERMINATION OF AGREEMENT

         Section 7.1. Termination.

                  (a) This Agreement may be terminated on or prior to the Closing Date as follows:

                  (i)      by mutual written consent of AIF and AIS; or

                  (ii)     at the election of AIF or AIS:

                                    (A) if the Closing Date shall not be on or
                           before September 1, 2003, or such later date as the parties hereto may agree upon, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                                    (B) if, upon a vote at the Strategic Fund
                           Shareholders Meeting or any adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                                    (C) if any Governmental Authority shall have
                           issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

                  (b) The termination of this Agreement shall be effectuated by the delivery by the terminating party to the other party of a written notice of such termination.

         Section 7.2. Survival After Termination. If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of Strategic Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to such Reorganization and the respective Strategic Fund, except for the provisions of Section 5.3.

                                   ARTICLE 8
                                  MISCELLANEOUS

         Section 8.1. Survival of Representations and Warranties. The representations, warranties and covenants in this Agreement or in any certificate or instrument delivered pursuant to this Agreement shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

         Section 8.2. Governing Law. This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

         Section 8.3. Binding Effect, Persons Benefiting, No Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

         Section 8.4. Obligations of AIS and AIF.

                  (a) AIF and AIS hereby acknowledge and agree that Income Fund is a separate investment portfolio of AIS, that AIS is executing this Agreement on behalf of Income Fund, and that any amounts payable by AIS under or in connection with this Agreement shall be payable solely from the revenues and assets of Income Fund. AIF further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIS in his or her capacity as an officer of AIS intending to bind AIS as provided herein, and that no officer, trustee or shareholder of AIS shall be personally liable for the liabilities or obligations of AIS incurred hereunder.

                  (b) AIF and AIS hereby acknowledge and agree that Strategic Fund is a separate investment portfolio of AIF, that AIF is executing this Agreement on behalf of Strategic Fund and that any amounts payable by AIF under or in connection with this Agreement shall be payable solely from the revenues and assets of Strategic Fund. AIS further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIF in his or her capacity as an officer of AIF intending to bind AIF as provided herein, and that no officer, trustee or shareholder of AIF shall be personally liable for the liabilities of AIF incurred hereunder.

         Section 8.5. Amendments. This Agreement may not be amended, altered or modified except by a written instrument executed by AIF and AIS.

         Section 8.6. Enforcement. The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

         Section 8.7. Interpretation. When a reference is made in this Agreement to a Section or Schedule, such reference shall be to a Section of, or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include," "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

         Section 8.8. Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

         Section 8.9. Entire Agreement; Schedules. This Agreement, including the Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

         Section 8.10. Notices. All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

         (a)      If to AIF:

                  AIM Investment Funds`
                  11 Greenway Plaza, Suite 100
                  Houston, Texas  77046-1173
                  Attn:  CAROL F. RELIHAN, ESQUIRE
                         -----------------------------
                  Fax:  (713) 993-9185

                  with a copy to:

                  Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                  Philadelphia, Pennsylvania  19103-7599
                  Attn:  William H. Rheiner, Esq.
                  Fax:  (215) 864-8999

         (b)      If to AIS:

                  AIM Investment Securities Funds
                  11 Greenway Plaza, Suite 100
                  Houston, Texas  77046-1173
                  Attn:  CAROL F. RELIHAN, ESQUIRE
                         -----------------------------
                  Fax:  (713) 993-9185

                  with a copy to:

                  Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                  Philadelphia, Pennsylvania  19103-7599
                  Attn:  William H. Rheiner, Esq.
                  Fax:  (215) 864-8999

         Section 8.11. Representations by AIM Advisors. In its capacity as investment adviser to AIF, AIM Advisors represents to AIS that to the best of its knowledge the representations and warranties of AIF and Strategic Fund contained in this Agreement are true and correct as of the date of this Agreement. In its capacity as investment adviser to AIS, AIM Advisors represents to AIF that to the best of its knowledge the representations and warranties of AIS and Income Fund contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of AIM Advisors who have substantive responsibility for the provision of investment advisory services to AIF and AIS do not have actual knowledge to the contrary after due inquiry.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.



                                      AIM INVESTMENT FUNDS, acting
                                      on behalf of AIM Strategic Income Fund



                                      By: /s/ ROBERT H. GRAHAM
                                          -------------------------------------


                                      AIM INVESTMENT SECURITIES FUNDS, acting
                                      on behalf of AIM Income Fund



                                      By: /s/ ROBERT H. GRAHAM
                                          -------------------------------------


                                      A I M Advisors, Inc.



                                      By: /s/ MARK H. WILLIAMSON
                                          -------------------------------------

                                 Schedule 6.1(d)

                            Opinion of Counsel to AIF


         1. AIF is validly existing as a statutory trust under the Delaware Statutory Trust Act.

         2. AIF is an open-end, management investment company registered under the Investment Company Act of 1940.

         3. The execution, delivery and performance of the Agreement by AIF have been duly authorized and approved by all requisite trust action on the part of AIF. The Agreement has been duly executed and delivered by AIF and constitutes the valid and binding obligation of AIF acting on behalf of Strategic Fund.

         4. Strategic Fund Shares outstanding on the date hereof have been duly authorized and validly issued, and assuming that the consideration described in the Strategic Fund prospectus was received in connection therewith, are fully paid and non-assessable.

         5. To the best of our knowledge, Strategic Fund is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority of the United States or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement other than such notices, reports or other filings as have previously been made or such authorizations, consents or approvals as have been previously obtained.

         We confirm to you that to our knowledge, no litigation or governmental proceeding is pending or threatened in writing against Income Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                 Schedule 6.2(f)

                                  Tax Opinions


                  (i) The transfer of the assets of Strategic Fund to Income Fund in exchange for Income Fund Shares distributed directly to Strategic Fund Shareholders, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that Strategic Fund and Income Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by Strategic Fund on the transfer of its assets to Income Fund solely in exchange for Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares or on the distribution of Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares to Strategic Fund Shareholders.

                  (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by Income Fund upon the receipt of assets of Strategic Fund in exchange for Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares issued directly to Strategic Fund Shareholders.

                  (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Strategic Fund Shareholders on the receipt of Income Fund Class A Shares, Income Fund Class B Shares and Income Fund Class C Shares in exchange for Strategic Fund Shares.

                  (v) In accordance with Section 362(b) of the Code, the basis to Income Fund of the assets of Strategic Fund will be the same as the basis of such assets in the hands of Strategic Fund immediately prior to the Reorganization.

                  (vi) In accordance with Section 358(a) of the Code, a Strategic Fund Shareholder's basis for Income Fund Class A Shares, Income Fund Class B Shares or Income Fund Class C Shares received by the Strategic Fund Shareholder will be the same as his basis for Strategic Fund Shares exchanged therefor.

                  (vii) In accordance with Section 1223(1) of the Code, a Strategic Fund Shareholder's holding period for Income Fund Class A Shares, Income Fund Class B Shares or Income Fund Class C Shares will be determined by including Strategic Fund Shareholder's holding period for Strategic Fund Shares exchanged therefor, provided that the Strategic Fund Shareholder held Strategic Fund Shares as a capital asset.

                  (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of Strategic Fund transferred to Income Fund in the Reorganization will include the holding period for such assets in the hands of Strategic Fund.

                                Schedule 6.3(d)

                           Opinion of Counsel to AIS


         1. AIS is validly existing as a statutory trust under the Delaware Statutory Trust Act

         2. AIS is an open-end, management investment company registered under the Investment Company Act of 1940.

         3. The execution, delivery and performance of the Agreement by AIS have been duly authorized and approved by all requisite trust action on the part of AIS. The Agreement has been duly executed and delivered by AIS and constitutes the valid and binding obligation of AIS acting on behalf of Income Fund.

         4. Class A shares, Class B shares and Class C shares of Income Fund to be issued pursuant to the Agreement have been duly authorized, and upon completion of the transactions described in the Agreement, will be validly issued, fully paid and non-assessable.

         5. To the best of our knowledge, Income Fund is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority of the United States or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement other than such notices, reports or other filings as have previously been made or such authorizations, consents or approvals as have been previously obtained.

         We confirm to you that to our knowledge, no litigation or governmental proceeding is pending or threatened in writing against Income Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                                                    APPENDIX III

      AIM INCOME FUND
      --------------------------------------------------------------------------

      AIM Income Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      DECEMBER 2, 2002

                                     This prospectus contains important
                                     information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                                ---------------
                                AIM INCOME FUND
                                ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------

Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, sales person or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ---------------
                                AIM INCOME FUND
                                ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund will attempt to achieve its objective by investing primarily in fixed-rate corporate debt and U.S. and non-U.S. Government obligations. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund may invest up to 40% of its total assets in foreign securities. The fund may invest up to 35% of its net assets in lower-quality debt securities, i.e., "junk bonds," and unrated debt securities deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock issues and convertible corporate debt. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for safety of principal. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    Compared to higher-quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                ---------------
                                AIM INCOME FUND
                                ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1992...................................................................   7.28%
1993...................................................................  15.38%
1994...................................................................  -7.65%
1995...................................................................  22.77%
1996...................................................................   8.58%
1997...................................................................  11.92%
1998...................................................................   4.94%
1999...................................................................  -2.92%
2000...................................................................  -1.14%
2001...................................................................   3.58%


    The Class A share's year-to-date total return as of September 30, 2002 was -0.57%.

    During the periods shown in the bar chart, the highest quarterly return was 6.92% (quarter ended March 31, 1993) and the lowest quarterly return was -5.88% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                       10        SINCE        INCEPTION
December 31, 2001)      1 YEAR    5 YEARS   YEARS     INCEPTION(1)    DATE
-------------------------------------------------------------------------------
Class A                                                              05/03/68
  Return Before Taxes    (1.39)%    2.15%    5.42%         --
  Return After Taxes
     on Distributions    (4.02)    (0.59)    2.52          --
  Return After Taxes
     on Distributions
     and Sale of Fund
     Shares              (0.85)     0.39     2.93          --
Class B                                                              09/07/93
  Return Before Taxes    (1.93)     2.05       --        3.41%
Class C                                                              08/04/97
  Return Before Taxes     1.94        --       --        1.39
Class R(3)                                                           05/03/68(3)
  Return Before Taxes     3.32      2.89     5.67
-------------------------------------------------------------------------------
Lehman Bros. Aggregate
  Bond Index(2)           8.44      7.43     7.23
  (reflects no
     deduction for
     fees, expenses,
     or taxes)
-------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.
(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The Lehman Bros. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(3) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the Fund's Class R shares is June 3, 2002.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------
(fees paid directly from
your investment)                         CLASS A   CLASS B  CLASS C   CLASS R
-------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of offering price)             4.75%      None    None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)      None(1,2)  5.00%   1.00%      None(3)
-------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.43%     0.43%     0.43%     0.43%

Distribution and/or Service (12b-1) Fees    0.25      1.00      1.00      0.50

Other Expenses                              0.28      0.28      0.28      0.28

Total Annual Fund Operating Expenses        0.96      1.71      1.71      1.21
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $568     $766     $  981     $1,597
Class B                                      674      839      1,128      1,821
Class C                                      274      539        928      2,019
Class R                                      123      384        665      1,466
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $568     $766      $981      $1,597
Class B                                      174      539       928       1,821
Class C                                      174      539       928       2,019
Class R                                      123      384       665       1,466
--------------------------------------------------------------------------------

                                ---------------
                                AIM INCOME FUND
                                ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2002, the advisor received compensation of 0.43% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

- Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

They are assisted by the Investment Grade Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Income Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                                                JANUARY 1,
                                                    YEAR ENDED JULY 31,          THROUGH            YEAR ENDED DECEMBER 31,
                                                 --------------------------     JULY 31,       ----------------------------------
                                                   2002              2001         2000           1999         1998         1997
                                                 --------          --------     ----------     --------     --------     --------
Net asset value, beginning of period             $   6.91          $   7.14      $   7.59      $   8.38     $   8.57     $   8.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.44(a)(b)        0.53          0.34          0.57         0.57         0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        (0.70)            (0.23)        (0.47)        (0.81)       (0.16)        0.39
=================================================================================================================================
    Total from investment operations                (0.26)             0.30         (0.13)        (0.24)        0.41         0.94
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.43)            (0.51)        (0.25)        (0.55)       (0.55)       (0.52)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --                --            --            --        (0.05)       (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                 (0.02)            (0.02)        (0.07)           --           --           --
=================================================================================================================================
    Total distributions                             (0.45)            (0.53)        (0.32)        (0.55)       (0.60)       (0.61)
=================================================================================================================================
Net asset value, end of period                   $   6.20          $   6.91      $   7.14      $   7.59     $   8.38     $   8.57
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     (4.05)%            4.42%        (1.70)%       (2.92)%       4.94%       11.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $281,966          $346,967      $346,482      $393,414     $399,701     $340,608
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              0.96%(d)          0.95%         0.97%(e)      0.91%        0.91%        0.94%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             6.57%(a)(d)       7.57%         8.03%(e)      7.11%        6.69%        6.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                70%               83%           43%           78%          41%          54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $319,071,550.
(e)  Annualized.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                                                   JANUARY 1,
                                                          YEAR ENDED JULY 31,       THROUGH          YEAR ENDED DECEMBER 31,
                                                        -----------------------    JULY 31,      --------------------------------
                                                          2002           2001        2000          1999        1998        1997
                                                        --------       --------    ----------    --------    --------    --------
Net asset value, beginning of period                    $   6.92       $   7.14     $   7.58     $   8.37    $   8.55    $   8.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.39(a)(b)     0.48         0.31         0.50        0.50        0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.70)         (0.23)       (0.47)       (0.80)      (0.15)       0.38
=================================================================================================================================
    Total from investment operations                       (0.31)          0.25        (0.16)       (0.30)       0.35        0.86
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.38)         (0.45)       (0.21)       (0.49)      (0.48)      (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --             --           --           --       (0.05)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                        (0.02)         (0.02)       (0.07)          --          --          --
=================================================================================================================================
    Total distributions                                    (0.40)         (0.47)       (0.28)       (0.49)      (0.53)      (0.54)
=================================================================================================================================
Net asset value, end of period                          $   6.21       $   6.92     $   7.14     $   7.58    $   8.37    $   8.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            (4.76)%         3.67%       (2.09)%      (3.72)%      4.20%      10.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $216,710       $237,118     $213,926     $244,713    $219,033    $125,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.71%(d)       1.71%        1.73%(e)     1.66%       1.66%       1.69%
=================================================================================================================================
Ratio of net investment income to average net assets        5.82%(a)(d)    6.81%        7.28%(e)     6.36%       5.94%       5.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       70%            83%          43%          78%         41%         54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $236,187,889.
(e)  Annualized.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                                                                                                 AUGUST 4, 1997
                                                                        JANUARY 1,         YEAR ENDED             (DATE SALES
                                             YEAR ENDED JULY 31,         THROUGH           DECEMBER 31,         COMMENCED) THROUGH
                                           ------------------------      JULY 31,      -------------------         DECEMBER 31,
                                            2002             2001         2000          1999        1998               1997
                                           -------          -------     ----------     -------     -------     ------------------
Net asset value, beginning of period       $  6.91          $  7.13      $  7.57       $  8.36     $  8.54           $ 8.38
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                        0.39(a)(b)       0.48         0.31          0.50        0.50             0.19
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
   realized and unrealized)                  (0.71)           (0.23)       (0.47)        (0.80)      (0.15)            0.22
=================================================================================================================================
   Total from investment operations          (0.32)            0.25        (0.16)        (0.30)       0.35             0.41
=================================================================================================================================
Less distributions:
 Dividends from net investment income        (0.38)           (0.45)       (0.21)        (0.49)      (0.48)           (0.16)
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains          --               --           --            --       (0.05)           (0.09)
---------------------------------------------------------------------------------------------------------------------------------
 Return of capital                           (0.02)           (0.02)       (0.07)           --          --               --
=================================================================================================================================
   Total distributions                       (0.40)           (0.47)       (0.28)        (0.49)      (0.53)           (0.25)
=================================================================================================================================
Net asset value, end of period             $  6.19          $  6.91      $  7.13       $  7.57     $  8.36           $ 8.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              (4.92)%           3.68%       (2.09)%       (3.71)%      4.21%            4.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $37,769          $44,216      $26,821       $28,202     $19,332           $2,552
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets       1.71%(d)         1.71%        1.73%(e)      1.66%       1.66%            1.69%(d)
=================================================================================================================================
Ratio of net investment income to average
 net assets                                   5.82%(a)(d)      6.81%        7.28%(e)      6.36%       5.94%            5.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         70%              83%          43%           78%         41%              54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $43,187,491.
(e)  Annualized.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                   CLASS R
                                                              ------------------
                                                                 JUNE 3, 2002
                                                                 (DATE SALES
                                                              COMMENCED) THROUGH
                                                                 JULY 31, 2002
                                                              ------------------
Net asset value, beginning of period                                $ 6.53
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.06(a)(b)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.32)
================================================================================
    Total from investment operations                                 (0.26)
================================================================================
Less distributions:
  Dividends from net investment income                               (0.05)
--------------------------------------------------------------------------------
  Return of capital                                                  (0.02)
================================================================================
    Total distributions                                              (0.07)
================================================================================
Net asset value, end of period                                      $ 6.20
________________________________________________________________________________
================================================================================
Total return(c)                                                      (4.01)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   10
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets                               1.21%(d)
================================================================================
Ratio of net investment income to average net assets                  6.32%(a)(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                 70%
________________________________________________________________________________
================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c)  Not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $9,857.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below:

CLASS A(1)               CLASS A3                 CLASS B                  CLASS C                  CLASS R
---------------------------------------------------------------------------------------------------------------------------
- Initial sales charge   - No initial sales       - No initial sales       - No initial sales       - No initial sales
                           charge                   charge                   charge                   charge

- Reduced or waived      - No contingent          - Contingent deferred    - Contingent deferred    - Generally, no
  initial sales charge     deferred sales charge    sales charge on          sales charge on          contingent deferred
  for certain                                       redemptions within       redemptions within       sales charge(2)
  purchases(2,3)                                    six years                one year(5)

- Generally, lower       - 12b-1 fee of 0.35%     - 12b-1 fee of 1.00%     - 12b-1 fee of 1.00%     - 12b-1 fee of 0.50%
  distribution and
  service (12b-1) fee
  than Class B, Class C
  or Class R shares
  (See "Fee Table and
  Expense Example")

                         - Does not convert to    - Converts to Class A    - Does not convert to    - Does not convert to
                           Class A shares           shares at the end of     Class A shares           Class A shares
                                                    the month which is
                                                    eight years after the
                                                    date on which shares
                                                    were purchased along
                                                    with a pro rata
                                                    portion of its
                                                    reinvested dividends
                                                    and distributions(4)

- Generally more         - Generally more         - Purchase orders        - Generally more         - Generally, only
  appropriate for          appropriate for          limited to amounts       appropriate for          available to the
  long-term investors      short-term investors     less than $250,000       short-term investors     following types of
                                                                                                      retirement plans: (i)
                                                                                                      all section 401 and
                                                                                                      457 plans, (ii)
                                                                                                      section 403 plans
                                                                                                      sponsored by section
                                                                                                      501(c)(3)
                                                                                                      organizations, and
                                                                                                      (iii) IRA rollovers
                                                                                                      from such plans if an
                                                                                                      AIM Fund was offered

Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

      (1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
      (2) A contingent deferred sales charge may apply in some cases.
      (3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.
      (4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

       AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

      (5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

                                       A-1                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                  ----------------------------
AMOUNT OF INVESTMENT                AS A % OF       AS A % OF
IN SINGLE TRANSACTION(1)          OFFERING PRICE   INVESTMENT
--------------------------------------------------------------
            Less than $   25,000       5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
--------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                  ----------------------------
AMOUNT OF INVESTMENT                AS A % OF       AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE   INVESTMENT
--------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
--------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                  ----------------------------
AMOUNT OF INVESTMENT                AS A % OF       AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE   INVESTMENT
--------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
--------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

You will not pay an initial sales charge or a contingent deferred sales charge
(CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

  If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.
  Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE                              CLASS     CLASS
PURCHASE MADE                             B         C
--------------------------------------------------------
First                                     5%      1%
Second                                     4     None
Third                                      3     None
Fourth                                     3     None
Fifth                                      2     None
Sixth                                      1     None
Seventh and following                   None     None
--------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

MCF--12/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing       $  0 ($25 per AIM Fund investment for             $25
plans, 401(k) plans, Simplified Employee Pension         salary deferrals from Savings
(SEP) accounts, Salary Reduction (SARSEP)                Plans)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                          50                                                25

IRA, Education IRA or Roth IRA                     250                                                50

All other accounts                                 500                                                50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

                                       A-3                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS

----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

MCF--12/02                             A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

       SHARES
     INITIALLY
     PURCHASED               SHARES HELD AFTER AN EXCHANGE
--------------------  -------------------------------------------
- Class A shares of   - Class A shares of Category I or II Fund
Category I or II      - Class A shares of Category III Fund(1)
Fund                  - AIM Cash Reserve
                        Shares of AIM
                        Money Market Fund

- Class A shares of   - Class A shares of Category III Fund(1)
  Category III        - Class A shares of
  Fund(1)               AIM Tax-Exempt Cash Fund
                      - AIM Cash Reserve Shares of AIM
                        Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III            Category I or II
                Fund(1)                 Fund shares
              - AIM Cash Reserve
                Shares of AIM
                Money Market Fund


- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares


- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III            redeemed within 12
  Category      Fund(1)                 months of initial
  III Fund    - Class A shares of       purchase of Category
                AIM Tax-Exempt          III Fund shares
                Cash Fund
              - AIM Cash Reserve
                Shares of AIM
                Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

                                       A-5                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III            Category I or II
                Fund(2)                 Fund shares
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund


- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III                                   purchase of
  Fund(1)                               Category III Fund
                                        shares


- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund(2)
  Category
  III         - Class A shares of
  Fund(1)       AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.

(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

MCF--12/02                             A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

                                       A-7                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

  You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

  You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

    (a) Class A shares of another AIM Fund;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

    (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

    (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

    (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003

MCF--12/02                             A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

                                       A-9                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--12/02                            A-10

                                ---------------
                                AIM INCOME FUND
                                ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM Income Fund
 SEC 1940 Act file number: 811-5686
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   INC-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                                                     APPENDIX IV

FUND PROVIDES SHAREHOLDERS WITH SOLID CURRENT INCOME

HOW DID AIM INCOME FUND PERFORM DURING THE FISCAL YEAR?

High-quality bonds were the market's favorites for most of the year as investors sought safety from the turbulence in stock markets. AIM Income Fund continued to provide solid current income to its shareholders. As of July 31, 2002, the fund's 30-day distribution rate at maximum offering price was 6.64% for Class A shares, 6.18% for Class B shares, 6.19% for Class C shares, and 6.68% for the new Class R shares (available only through certain retirement programs). Its 30-day yield was 6.58% for Class A shares, 6.13% for Class B and Class C shares, and 6.72% for Class R shares.

    The fund's total returns for the year ended July 31, 2002 (excluding sales charges) were -4.05% for Class A shares, -4.76% for Class B and Class C shares, and -4.29% for Class R shares. These results reflect the mixed impact of the fund's Treasuries and other investment-grade holdings, which performed well, and its high-yield holdings, which disappointed, as they typically do during times of investor risk aversion. The difference is illustrated by the period's 7.53% return for the Lehman Aggregate Bond Index, which contains only domestic investment-grade bonds, compared with the -9.15% return for the Lehman High Yield Index.

WHAT WERE THE YEAR'S ECONOMIC TRENDS?

As the fiscal year began, investors had been flocking to bonds as stock prices slumped due to the economic slowdown. The Federal Reserve Board (the Fed) cut short-term interest rates 11 times in 2001 to stimulate the economy, which was in recession during the first three quarters of the year. The cuts increased bond values, which typically move inversely to interest rates. From December through the end of the fund's fiscal year, the target federal funds rate remained unchanged at 1.75%, a four-decade low.

    U.S. gross domestic product (GDP) grew at a vigorous 5.0% annualized rate in the first quarter of 2002. When the growth rate dropped to 1.1% in the second quarter, some economists were concerned a "double-dip recession" could occur. There was concern that a "reverse wealth effect" caused by falling stock prices could lead consumers to cut their spending--the economy's greatest source of strength--and short-circuit the rebound. But sales were kept strong by purchases of homes and cars, supported by low interest rates for mortgage and auto loans.

WHAT BOND-MARKET TRENDS WERE SIGNIFICANT?

Their confidence shaken by allegations of corporate wrongdoing, many investors fled stocks and sought lower risk in high-quality bonds. The best returns came from Treasuries, federal agency bonds and mortgage pass-through securities. Corporate bonds lagged, and the yield spread between corporates and Treasuries widened to cover the increase in perceived risk arising from a weak economic environment and suspicions of corporate accounting fraud. A notable rush into investment-grade bonds occurred in July 2002, as the stock market again dropped sharply.

HOW DID YOU MANAGE THE FUND?

We kept our focus on the fund's primary objective of dependable current income consistent with a reasonable concern for the safety of principal. We maintained our strategy of holding approximately 80% of assets in investment-grade bonds for stability and about 20% in high-yield bonds for an income boost, diversifying holdings among sectors to diminish risk.

    Since our last report we significantly increased our holdings in financial institutions and decreased the amount in industrials; changes in other sectors were moderate. As of July 31, 2002, the fund's average credit quality was A (up from its usual BBB).

FUND PROVIDES
ATTRACTIVE INCOME

30-DAY YIELD
As of 7/31/02

================================================================================

FUND CLASS A SHARES             6.58%

10-YEAR U.S. TREASURY           4.46%

Source: Lehman Bros.

================================================================================

PORTFOLIO COMPOSITION
As of 7/31/02, based on total net assets

====================================================================================================================================
TOP 10 ISSUERS                                    TOP 10 INDUSTRIES                                  PORTFOLIO COMPOSITION BY SECTOR
                                                                                                          [PIE CHART]
------------------------------------------------------------------------------------------------------------------------------------
 1. CSC Holdings Inc.                       2.5%   1. Electric Utilities                     12.1%   DOMESTIC GOVERNMENT
 2. News America Holdings, Inc.             2.4    2. Diversified Financial Services         10.0    SECURITIES                 5.5%
 3. Niagara Mohawk Power Corp.              2.2    3. Broadcasting & Cable TV                 9.9
 4. Citigroup Inc.                          1.9    4. Banks                                   7.1    CASH & OTHER               4.8%
 5. Germany (Federal Republic of)           1.9    5. Oil & Gas Exploration & Production      5.4
 6. Waste Management, Inc.                  1.9    6. Sovereign Debt                          4.2    INTERNATIONAL CORPORATE
 7. Cleveland Electric Illuminating Co.     1.9    7. Airlines                                3.4    BONDS & NOTES             15.8%
 8. Federal National Mortgage Association          8. Federal National Mortgage Association
    (FNMA), Unsec. Sub. Notes               1.8       (FNMA)                                  3.4    DOMESTIC CORPORATE
 9. NiSource Finance Corp.                  1.8    9. Oil & Gas Refining, Marketing &                BONDS & NOTES             73.9%
10. Ford Motor Credit Co.                   1.7       Transportation                          3.1
                                                  10. Consumer Finance                        2.7

TOTAL NET ASSETS: $536.5 MILLION    TOTAL NUMBER OF HOLDINGS: 252

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

WHAT PARTS OF THE PORTFOLIO ENHANCED OR DETRACTED FROM THE FUND'S PERFORMANCE?

We found that regional banks such as Bank United, First Union, and USBancorp performed well and appear to have good prospects. Most life insurance holdings benefited the fund, and we think some are likely to see better rate structures and improving margins. Performance was uneven among holdings in energy, where some firms did well while others had significant problems. In the auto-finance industry, yields widened substantially even for large firms with strong track records such as Ford Motor Credit and GMAC. Among electric utilities, Niagara Mohawk Power performed satisfactorily and we believe it has prospects for improving credit quality.

    High-yield bonds were volatile. They performed well during the fourth quarter of 2001 as well as during January, March and April of 2002, but declined significantly for the fiscal year as a whole. The heaviest losses were concentrated in a few industry sectors, such as telecommunications and cable television, but risk-specific losses occurred broadly.

    During much of the fiscal year international holdings outperformed their domestic cousins, due partly to the dollar's weakness since February. Securities denominated in other currencies, such as German and British sovereign debt and euro-denominated corporate bonds, did well.

WHAT WERE CONDITIONS LIKE AT THE END OF THE FUND'S FISCAL YEAR?

Various economic measures were giving conflicting signals. Productivity grew in the second quarter, a good sign for business, but manufacturing growth slowed. The Conference Board's Consumer Confidence Index, considered an indicator of future spending patterns, declined in June and fell sharply in July--yet July retail sales grew 1.2%. The June unemployment rate of 5.9% was unchanged in July. Consumer spending may depend heavily on individuals' perceptions of whether their own jobs are secure.

    Similarly, people's willingness to invest may depend on their perceptions of the safety of principal. In light of the strong new legislation on corporate governance that was enacted during the period, business practices and the quality and reliability of financial statements appear likely to improve considerably. It may take some time for investors to regain trust, and meanwhile, volatility could remain high. As of the end of the fiscal year, investors remained extremely sensitive to every item of news, good or bad, with stock and bond markets veering sharply in response to the resulting waves of buying and selling.

PORTFOLIO MANAGEMENT TEAM

Robert G. Alley
Jan H. Friedli
Carolyn L. Gibbs

          See important fund and index disclosures inside front cover.

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/02, including sales charges

CLASS A SHARES
 10 Years                 4.40%
  5 Years                -0.04
  1 Year                 -8.55

CLASS B SHARES
 Inception (9/7/93)       2.73%
  5 Years                -0.12
  1 Year                 -9.25

CLASS C SHARES
 Inception (8/4/97)       0.36%
  1 Year                 -5.66

CLASS R SHARES*
 10 Years                 4.65%
  5 Years                 0.68
  1 Year                 -4.29

================================================================================

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

*Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share returns at net asset value, adjusted to reflect additional Class R 12b-1 fees (The inception date of Class A shares is 5/3/68). Class R share returns do not include a 0.75% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

In addition to returns as of the close of the fiscal year, industry regulations require us to provide the fund's average annual total returns (including sales charges) for the periods ended 6/30/02, the most recent calendar quarter-end, which were as follows. Class A shares, ten years, 5.06%; five years, 1.25%; one year, -3.71%. Class B shares, inception (9/7/93), 3.10%; five years, 1.17%; one year, -4.24%. Class C shares, inception (8/4/97), 0.94%; one year, -0.60%. Class R shares, ten years, 5.32%; five years, 1.98%; one year, 0.86%.

================================================================================

RESULTS OF A $10,000 INVESTMENT
7/31/92-7/31/02

                                  [HYPO CHART]

AIM INCOME FUND-                LEHMAN AGGREGATE
CLASS A SHARES                  BOND INDEX

7/92    $ 9525                  7/92    $10000
          9440                           10086
          9873                           10445
         10335                           10747
7/93     10795                  7/93     11018
         11272                           11283
         11404                           11399
         10312                           10837
7/94     10286                  7/94     11027
         10328                           10868
         10362                           11136
         11055                           11630
7/95     11627                  7/95     12142
         12245                           12569
         12678                           13023
         12320                           12636
7/96     12539                  7/96     12814
         13261                           13304
         13662                           13448
         13716                           13531
7/97     14690                  7/97     14194
         15002                           14488
         15575                           14889
         15824                           15007
7/98     16003                  7/98     15310
         15607                           15840
         16350                           16091
         16195                           15948
7/99     15699                  7/99     15691
         15514                           15924
         15550                           15793
         15292                           16148
7/00     15353                  7/00     16626
         15259                           17085
         15874                           17976
         15587                           18148
7/01     16031                  7/01     18736
         16313                           19572
         16080                           19335
         15980                           19569
7/02     15379                  7/02     20146

                                                            Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

================================================================================

This chart compares AIM Income Fund's Class A shares to its benchmark index. It is intended to give you an idea of how your fund performed compared to that index over the period 7/31/92-7/31/02.

    It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Aggregate Bond Index is unmanaged, and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect the return on your investment.

    Your fund's total return includes sales charges, expenses and management fees. Performance of the fund's Class A, Class B, Class C and Class R shares will differ due to different sales charge structures and class expenses. For fund performance calculations and descriptions of the indexes cited on this page, please see the inside front cover.

    Performance shown in the chart and table does not reflect taxes a shareholder would pay on fund distributions or on redemption of fund shares. Performance for the indexes does not reflect the effects of taxes either.

CALENDAR YEAR TOTAL RETURNS (%)

================================================================================

                                                        CLASS A SHARES
                                                        EXCLULDING SALES CHARGES

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
7.28    15.38   -7.65   22.77   8.58    11.92   4.94    -2.92   -1.14   3.58

================================================================================

                                 AIM INCOME FUND
                                 A PORTFOLIO OF
                         AIM INVESTMENT SECURITIES FUNDS
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246

                            AIM STRATEGIC INCOME FUND
                                 A PORTFOLIO OF
                              AIM INVESTMENT FUNDS
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246

                             AIM GLOBAL INCOME FUND
                                 A PORTFOLIO OF
                          AIM INTERNATIONAL FUNDS, INC.
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246


                       STATEMENT OF ADDITIONAL INFORMATION

     (June 4, 2003 Special Meeting of Shareholders of AIM Investment Funds
                       and AIM International Funds, Inc.)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated March __, 2003 of AIM Investment Securities Funds (the "Trust") for use in connection with the Special Meeting of Shareholders of AIM Investment Funds and AIM International Funds, Inc. to be held on June 4, 2003. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing the Trust at the address shown above or by calling 1-800-347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         A Statement of Additional Information for the Trust dated December 2, 2002, as supplemented January 24, 2003, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

         The date of this Statement of Additional Information is March __, 2003.

                                TABLE OF CONTENTS


THE TRUST.......................................................................3

DESCRIPTION OF PERMITTED INVESTMENTS............................................3

TRUSTEES AND OFFICERS OF THE TRUST..............................................3

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND
    PLANS OF DISTRIBUTION.......................................................3

PORTFOLIO TRANSACTIONS..........................................................3

DESCRIPTION OF SHARES...........................................................3

DETERMINATION OF NET ASSET VALUE................................................4

TAXES ..........................................................................4

PERFORMANCE DATA................................................................4

FINANCIAL INFORMATION...........................................................4


Appendix I     -    AIM Investment Securities Funds Statement of Additional
                    Information

Appendix II    -    Audited Financial Statements of AIM Global Income Fund

Appendix III   -    Audited Financial Statements of AIM Strategic Income Fund

Appendix IV    -    Pro Forma Financial Statements of AIM Income Fund

THE TRUST

This Statement of Additional Information relates to AIM Investment Securities Funds (the "Trust") and its investment portfolio, AIM Income Fund (the "Fund"). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a separate series of shares of beneficial interest of the Trust. For additional information about the Trust, see heading "General Information About the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Fund adopted by the Trust's Board of Trustees, see heading "Description of the Funds and Their Investments and Risks" in the Trust's Statement of Additional Information attached hereto as Appendix I.

TRUSTEES AND OFFICERS OF THE TRUST

For a disclosure of the names and a brief occupational biography of each of the Trust's trustees and executive officers identifying those who are interested persons of the Trust as well as stating their aggregate remuneration, see heading "Management of the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Trust's advisory and management-related services agreements and plans of distribution, see headings "Investment Advisory and Other Services" and "Distribution of Securities" in the Trust's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Trust's brokerage policy, see heading "Brokerage Allocation and Other Practices" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Trust's authorized securities and the characteristics of the Trust's shares of beneficial interest, see heading "General Information about the Trust" in the Trust's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Trust's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Purchase, Redemption and Pricing of Shares" in the Trust's Statement of Additional Information attached hereto as Appendix I.
TAXES

For a discussion of any tax information relating to ownership of the Trust's shares, see heading "Dividends, Distributions and Tax Matters" in the Trust's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Trust, see heading "Calculation of Performance Data" in the Trust's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of the Fund and the report thereon by Ernst & Young LLP, are set forth under the heading "Financial Statements" in the Trust's Statement of Additional Information attached hereto as Appendix I.

The audited financial statements of AIM Global Income Fund and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Global Income Fund, dated October 31, 2002, which is incorporated herein by reference and attached hereto as Appendix II.

The audited financial statements of AIM Strategic Income Fund and the report thereon by PricewaterhouseCoopers LLP, are set forth in the Annual Report of AIM Strategic Income Fund, dated October 31, 2002, which is incorporated herein by reference and attached herto as Appendix III.

Pro forma financial statements for AIM Income Fund, giving effect to the Reorganization, are attached hereto as Appendix IV.

                                                                      APPENDIX I

                                RETAIL CLASSES OF

                             AIM HIGH YIELD FUND II
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated January 24, 2003
        to the Statement of Additional Information dated December 2, 2002

The following sentence is added at the end of the third paragraph appearing under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and at the end of the first paragraph under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Options on Futures Contracts" in the Statement of Additional Information:

         "The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information is added after the sixth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:

                               TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR
  POSITION(S) HELD WITH        OFFICER               PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIP(S)
        THE TRUST               SINCE                  DURING PAST 5 YEARS                             HELD BY TRUSTEE
------------------------       -------               -----------------------                        ---------------------

INTERESTED PERSONS

Robert H. Graham* --  1946     1988          Director and Chairman, A I M Management        None
Trustee, Chairman and                        Group Inc. (financial services holding
President                                    company); and Director and Vice Chairman,
                                             AMVESCAP PLC (parent of AIM and a global
                                             investment management firm); formerly,
                                             President and Chief Executive Officer, A I M
                                             Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director
                                             and Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker
                                             dealer), A I M Fund Services, Inc.,
                                             (registered transfer agent), and Fund
                                             Management Company (registered broker
                                             dealer)

Mark H. Williamson** -- 1951   2003          Director, President and Chief Executive        Director, Chairman, President
Trustee                                      Officer, A I M Management Group Inc.           and Chief Executive Officer,
                                             (financial services holding company);          INVESCO Bond Funds, Inc.,
                                             Director, Chairman and President, A I M        INVESCO Combination Stock & Bond
                                             Advisors, Inc. (registered investment          Funds, Inc., INVESCO Counselor
                                             advisor); Director, A I M Capital              Series Funds, Inc., INVESCO
                                             Management, Inc. (registered investment        International Funds, Inc.,
                                             advisor) and A I M Distributors, Inc.          INVESCO Manager Series Funds,
                                             (registered broker dealer), Director and       Inc., INVESCO Money Market
                                             Chairman, A I M Fund Services, Inc.,           Funds, Inc., INVESCO Sector
                                             (registered transfer agent), and Fund          Funds, Inc., INVESCO Stock
                                             Management Company (registered broker          Funds, Inc., INVESCO Treasurer's
                                             dealer); and Chief Executive Officer,          Series Funds, Inc. and INVESCO
                                             AMVESCAP PLC - AIM Division (parent of AIM     Variable Investment Funds, Inc."
                                             and a global investment management firm);
                                             formerly, Chief Executive Officer, INVESCO
                                             Funds Group, Inc.

----------
* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R AND AIM CASH RESERVE SHARES, AS APPLICABLE OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                                  OR BY CALLING
                                 (800) 347-4246

                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 2, 2002, RELATES TO THE CLASS A, CLASS A3, CLASS B AND CLASS C SHARES, AS APPLICABLE, OF THE FOLLOWING
PROSPECTUSES:

                                FUND                                                           DATED
                                ----                                                           -----
                        AIM HIGH YIELD FUND                                              DECEMBER 2, 2002
                      AIM HIGH YIELD FUND II                                             DECEMBER 2, 2002
               AIM LIMITED MATURITY TREASURY FUND -                                      DECEMBER 2, 2002
                    CLASS A AND CLASS A3 SHARES
                      AIM MUNICIPAL BOND FUND                                            DECEMBER 2, 2002
             AIM SHORT TERM BOND FUND - CLASS C SHARES                                   DECEMBER 2, 2002
                    AIM TOTAL RETURN BOND FUND                                           DECEMBER 2, 2002


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 2, 2002, ALSO RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:

                                FUND                                                           DATED
                                ----                                                           -----
                          AIM INCOME FUND                                                DECEMBER 2, 2002
                 AIM INTERMEDIATE GOVERNMENT FUND                                        DECEMBER 2, 2002
                       AIM MONEY MARKET FUND                                             DECEMBER 2, 2002

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                               PAGE

GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................3
                    Equity Investments............................................................................6
                    Foreign Investments...........................................................................6
                    Debt Investments..............................................................................8
                    Other Investments............................................................................15
                    Investment Techniques........................................................................17
                    Derivatives..................................................................................21
         Fund Policies...........................................................................................27
         Temporary Defensive Positions...........................................................................31

MANAGEMENT OF THE TRUST..........................................................................................31
         Board of Trustees.......................................................................................31
         Management Information..................................................................................31
                    Trustee Ownership of Fund Shares.............................................................32
                    Factors Considered in Approving the Investment Advisory Agreement............................32
         Compensation............................................................................................33
                    Retirement Plan For Trustees.................................................................33
                    Deferred Compensation Agreements.............................................................33
                    Purchase of Class A Shares of the Funds at Net Asset Value...................................34
         Codes of Ethics.........................................................................................34

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................34

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................34
         Investment Advisor......................................................................................34
         Service Agreements......................................................................................36
         Other Service Providers.................................................................................37

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................38
         Brokerage Transactions..................................................................................38
         Commissions.............................................................................................38
         Brokerage Selection.....................................................................................39
         Directed Brokerage (Research Services)..................................................................40
         Regular Brokers or Dealers..............................................................................40
         Allocation of Portfolio Transactions....................................................................40
         Allocation of Initial Public Offering ("IPO") Transactions..............................................40

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................41
         Purchase and Redemption of Shares.......................................................................41
         Offering Price..........................................................................................57
         Redemption In Kind......................................................................................59
         Backup Withholding......................................................................................59

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................60
         Dividends and Distributions.............................................................................60

         Tax Matters.............................................................................................61

DISTRIBUTION OF SECURITIES.......................................................................................69
         Distribution Plans......................................................................................69
         Distributor.............................................................................................71

CALCULATION OF PERFORMANCE DATA..................................................................................72



APPENDICIES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEES COMPENSATION TABLE.....................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................D-1

MANAGEMENT FEES.................................................................................................E-1

ADMINISTRATIVE SERVICES FEES....................................................................................F-1

BROKERAGE COMMISSIONS...........................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS.................H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................J-1

TOTAL SALES CHARGES.............................................................................................K-1

PERFORMANCE DATA................................................................................................L-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of nine separate portfolios: AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31.

         AIM High Yield Fund II commenced operations on September 30, 1998. AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, other than AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Limited Maturity Treasury Fund and AIM Short Term Bond Fund, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. Each of

AIM Income Fund and AIM Intermediate Government Fund offers four separate classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. AIM Money Market Fund offers four separate classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares. AIM Short Term Bond Fund offers one class of shares: Class C shares. AIM Limited Maturity Treasury Fund offers three classes of shares: Class A shares and Class A3 shares, which are discussed herein, and Institutional Class shares, which are discussed in a separate Statement of Additional Information. The Institutional Class shares of AIM Limited Maturity Treasury Fund are intended for use by certain eligible institutional investors. Shares of the Institutional Class of AIM Limited Maturity Treasury Fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations, defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization), and platform sponsors with which A I M Distributors, Inc. has entered into an agreement.

         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares, or AIM Cash Reserve shares with respect to AIM Money Market Fund, at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders, or AIM Cash Reserve shareholders with respect to AIM Money Market Fund, of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the

Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them. A I M Fund Services, Inc. ("AFS") will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


          FUND                                                              AIM
          ----                                                            LIMITED                                          AIM
SECURITY/              AIM HIGH    AIM HIGH     AIM          AIM         MATURITY    AIM MONEY      AIM       AIM SHORT   TOTAL
INVESTMENT              YIELD       YIELD      INCOME    INTERMEDIATE    TREASURY      MARKET     MUNICIPAL   TERM BOND   RETURN
TECHNIQUE               FUND       FUND II      FUND    GOVERNMENT FUND    FUND         FUND      BOND FUND     FUND     BOND FUND
------------------   ----------   ---------  ---------  ---------------  ---------   ---------    ---------   ---------  ---------
                                                      EQUITY INVESTMENTS

Common Stock                           X

Preferred Stock            X            X          X                                                               X           X

Convertible
Securities                 X            X          X                                                               X           X

Alternative Entity
Securities

                                                     FOREIGN INVESTMENTS

Foreign Securities         X            X           X                                      X                       X           X

Foreign Government
Obligations                X            X           X                                      X                       X           X

Foreign Exchange
Transactions               X            X           X                                                                          X

                                                       DEBT INVESTMENTS

U.S. Government
Obligations                X            X          X             X             X           X           X           X           X

Rule 2a-7
Requirements               X            X          X             X             X           X           X           X           X

Mortgage-Backed
and Asset-Backed
Securities                 X            X          X             X                                     X           X           X

Collateralized
Mortgage
Obligations                                                                                                                    X

Bank Instruments                                                                           X                       X           X

Commercial
Instruments                                                                                X

Participation
Interests                                                                                  X

Municipal Securities       X            X          X                                       X           X           X           X

Municipal Lease                                                                                        X
Obligations

Investment Grade
Corporate Debt
Obligations                X            X          X             X                         X           X           X           X

Junk Bonds                 X            X          X                                                   X

                                                      OTHER INVESTMENTS

REITs                      X            X          X             X             X           X           X           X           X

Other Investment
Companies                  X            X          X             X             X           X           X           X           X

Defaulted Securities       X            X          X                                                   X

Municipal Forward
Contracts

Variable or
Floating Rate
Instruments                X            X          X                                       X                       X

Indexed Securities

Zero-Coupon and
Pay-in-Kind
Securities                 X            X          X             X                                                 X           X

Synthetic Municipal
Instruments

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


          FUND                                                                AIM
                                                                            LIMITED                                          AIM
SECURITY/                           AIM HIGH      AIM           AIM         MATURITY    AIM MONEY      AIM       AIM SHORT   TOTAL
INVESTMENT             AIM HIGH       YIELD      INCOME     INTERMEDIATE    TREASURY     MARKET     MUNICIPAL    TERM BOND  RETURN
TECHNIQUE             YIELD FUND     FUND II      FUND     GOVERNMENT FUND   FUND         FUND      BOND FUND      FUND    BOND FUND
-------------------- -------------- ---------- ---------- ---------------- ----------- ----------- ----------- ----------- ---------
                                                    INVESTMENT TECHNIQUES

Delayed Delivery
Transactions               X             X          X             X             X           X           X           X           X

When-Issued
Securities                 X             X          X             X             X           X           X           X           X

Short Sales                X             X          X             X                                     X           X           X

Margin
Transactions

Swap Agreements                                     X                                                               X           X

Interfund Loans            X             X          X             X             X           X           X           X           X

Borrowing                  X             X          X             X             X           X           X           X           X

Lending Portfolio
Securities                 X             X          X             X             X           X           X           X           X

Repurchase
Agreements                 X             X          X             X             X           X           X           X           X

Reverse Repurchase
Agreements                 X             X          X             X             X           X           X           X           X

Dollar Rolls                                        X             X                                                 X           X

Illiquid
Securities                 X             X          X             X             X           X           X           X           X

Rule 144A
Securities                 X             X          X             X                         X           X           X           X

Unseasoned Issuers                                                                                                  X           X

Sale of Money
Market Securities                                                                            X

Standby
Commitments

                                                         DERIVATIVES

Equity-Linked
Derivatives

Put Options                X             X          X             X                                                 X           X

Call Options               X             X          X             X                                     X           X           X

Straddles                  X             X          X             X                                                 X           X

Warrants                   X             X          X                                                               X           X

Futures Contracts
and Options on
Futures Contracts          X             X          X             X                                     X           X           X

Forward Currency
Contracts                  X             X          X                                                                           X

Cover                      X             X          X             X                                     X           X           X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         AIM High Yield Fund, AIM High Yield Fund II and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Income Fund may invest up to 40% of its total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU") established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain) has replaced its local currency with the euro effective January 1, 2002.

         Risk of Developing Countries. AIM High Yield Fund, AIM Income Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest up to 5% of their total assets and AIM High Yield Fund II may invest up to 10% of its total assets in securities of companies located within emerging markets or developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         RULE 2A-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Funds' investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

         AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM Total Return Bond Fund may invest in CMOs. The Fund can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

          o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

          o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

          o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

          o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Municipal Bond Fund, will purchase only investment grade corporate debt securities.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Municipal Bond Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

         DEFAULTED SECURITIES. The Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Funds may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. AIM Short Term Bond Fund, AIM Total Return Bond Fund and AIM Income Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives

         AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Intermediate Government Fund and AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, AIM Municipal Bond Fund may purchase and sell options on financial futures contracts and may sell covered call options.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options as (i.e., the market value) illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         The Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or
(2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that only AIM Municipal Bond Fund is subject to restriction (9). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or
(iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         (9) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC. In addition, in complying with the fundamental restriction regarding issuer diversification, AIM Municipal Bond Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

              ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM High Yield Fund II normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Intermediate Government Fund normally invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (7) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules.

         (8) AIM Municipal Bond Fund will not: invest 25% or more of its assets in (a) securities whose issuers are located in the same state; (b) securities the interest upon which is paid from revenues of similar type projects; or (c) industrial development bonds. The policy described in (b) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury
Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each Fund and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management. During the fiscal year ended July 31, 2002, the Audit Committee held five meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended July 31, 2002, the Investments Committee held five meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended July 31, 2002, the Valuation Committee held one meeting.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as any Fund relies on certain Rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees. During the fiscal year ended July 31, 2002, the Committee on Directors/Trustees held six meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

         The advisory agreement with AIM was re-approved for each Fund other than AIM Short Term Bond Fund by the Trust's Board at a meeting held on May 14-15, 2002 and was initially approved for AIM Short Term Bond Fund by the Trust's Board at a meeting held on June 11-12, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 175 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to each Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by each Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------

AIM High Yield Fund                                          First $200 million                          0.625%
                                                             Next $300 million                           0.55%
                                                             Next $500 million                           0.50%
                                                             Amount over $1 billion                      0.45%

AIM High Yield Fund II                                       First $500 million                          0.625%
                                                             Next $500 million                           0.55%
                                                             Amount over $1 billion                      0.50%

AIM Income Fund                                              First $200 million                          0.50%
AIM Intermediate Government Fund                             Next $300 million                           0.40%
AIM Municipal Bond Fund                                      Next $500 million                           0.35%
                                                             Amount over $1 billion                      0.30%

AIM Money Market Fund                                        First $1 billion                            0.55%
                                                             Amount over $1 billion                      0.50%

AIM Limited Maturity Treasury Fund                           First $500 million                          0.20%
                                                             Amount over $500 million                    0.175%

AIM Short Term Bond Fund                                     All Assets                                  0.40%


AIM Total Return Bond                                        First $500 million                          0.50%
                                                             Next $500 million                           0.45%
                                                             Amount over $1 billion                      0.40%

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2002 through June 30, 2003, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

         AIM has contractually agreed, effective July 1, 2002 through June 30, 2003, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g. if AIM waives 0.12% of Class A expenses, AIM will also waive 0.12% of Class B and Class expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has contractually agreed, effective August 29, 2002 through June 30, 2003, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short Term Bond Fund's Class C shares to the extent necessary to limit the total operating expenses of Class C shares to 1.20%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreements between AIM and the Fund and between AIM Distributors and the Fund, respectively.

         The management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund for the last three fiscal years ended July 31, are found in Appendix E.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31, are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of AIM Limited Maturity Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York also serves as sub-custodian to facilitate cash management.

         The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the custodians are responsible for monitoring eligible foreign securities depositories.

         Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31, are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Trust's Board of Trustees and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2002 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended July 31, 2002 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their

Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPOs transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Aggressive Growth Fund                   AIM Large Cap Core Equity Fund
AIM Asia Pacific Growth Fund                 AIM Large Cap Growth Fund
AIM Basic Value Fund                         AIM Libra Fund
AIM Blue Chip Fund                           AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                 AIM Mid Cap Core Equity Fund
AIM Charter Fund                             AIM Mid Cap Growth Fund
AIM Constellation Fund                       AIM New Technology Fund
AIM Dent Demographic Trends Fund             AIM Opportunities I Fund
AIM Emerging Growth Fund                     AIM Opportunities II Fund
AIM European Growth Fund                     AIM Opportunities III Fund
AIM European Small Company Fund              AIM Premier Equity Fund
AIM Global Utilities Fund                    AIM Premier Equity II Fund
AIM International Emerging Growth Fund       AIM Select Equity Fund
AIM International Growth Fund                AIM Small Cap Equity Fund
AIM International Core Equity Fund           AIM Small Cap Growth Fund
AIM Large Cap Basic Value Fund               AIM Weingarten Fund
                                             AIM Worldwide Spectrum Fund

                                                                                                  Dealer
                                                                Investor's Sales Charge         Concession
                                                               --------------------------      -------------
                                                                    As a         As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                    Single Transaction(1)                          Price       Invested            Price
              ---------------------------------                ------------- ------------      -------------
                           Less than $   25,000                   5.50%          5.82%            4.75%
              $ 25,000 but less than $   50,000                   5.25           5.54             4.50
              $ 50,000 but less than $  100,000                   4.75           4.99             4.00
              $100,000 but less than $  250,000                   3.75           3.90             3.00
              $250,000 but less than $  500,000                   3.00           3.09             2.50
              $500,000 but less than $1,000,000                   2.00           2.04             1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II FUNDS


AIM Balanced Fund                       AIM Global Trends Fund
AIM Basic Balanced Fund                 AIM High Income Municipal Fund
AIM Developing Markets Fund             AIM High Yield Fund
AIM Global Aggressive Growth Fund       AIM High Yield Fund II
AIM Global Energy Fund                  AIM Income Fund
AIM Global Financial Services Fund      AIM Intermediate Government Fund
AIM Global Growth Fund                  AIM Municipal Bond Fund
AIM Global Health Care Fund             AIM Real Estate Fund
AIM Global Income Fund                  AIM Strategic Income Fund
AIM Global Science and                  AIM Total Return Bond Fund
    Technology Fund





                                                                                                  Dealer
                                                                Investor's Sales Charge         Concession
                                                               --------------------------      -------------
                                                                    As a         As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                     Single Transaction                            Price       Invested            Price
              ---------------------------------                ------------- ------------      -------------

                           Less than $   50,000                   4.75%        4.99%              4.00%
              $ 50,000 but less than $  100,000                   4.00         4.17               3.25
              $100,000 but less than $  250,000                   3.75         3.90               3.00
              $250,000 but less than $  500,000                   2.50         2.56               2.00
              $500,000 but less than $1,000,000                   2.00         2.04               1.60



         CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                                  Dealer
                                                                Investor's Sales Charge         Concession
                                                               --------------------------      -------------
                                                                    As a         As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                     Single Transaction                            Price       Invested            Price
              ---------------------------------                ------------- ------------      -------------
                           Less than $  100,000                  1.00%         1.01%              0.75%
              $100,000 but less than $  250,000                  0.75          0.76               0.50
              $250,000 but less than $1,000,000                  0.50          0.50               0.40


         Beginning on October 31, 2002 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         For Large Purchases of Class A shares of Category I or II Funds by investors other than the following types of retirement plans: (i) all Section 401 and 457 plans, (ii) Section 403 plans which are sponsored by Section 501(c)(3) organizations, and (iii) IRA rollovers from such plans in which any AIM Fund was offered, AIM Distributors may make the following payments to dealers of record:

                            PERCENT OF SUCH PURCHASES

                              1% of the first $2 million
                              plus 0.80% of the next $1 million
                              plus 0.50% of the next $17 million
                              plus 0.25% of amounts in excess of $20 million

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category I or II Fund may not be exchanged for Class A Shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchases as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

         Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                            PERCENT OF SUCH PURCHASES

                 0.50% of the first $20 million
                 plus 0.25% of amounts in excess of $20 million

         A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If AIM Distributors pays a dealer concession in connection with a plan's Large Purchase of Class A shares, such shares will be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first deposits money in the AIM Fund account. If the applicable dealer of record is unable to establish that a plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a CDSC.

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children);

         o any trust established exclusively for the benefit of an individual; and

         o a pension, profit-sharing, or other retirement plan established exclusively for the benefit of an individual, such as:

                  a.       an IRA;

                  b.       a Roth IRA;

                  c. a single-participant money-purchase/profit-sharing plan; and

                  d. an individual participant in a 403(b) Plan (unless the 403(b) plan itself qualifies as the purchaser, as discussed below).

403(b) PLANS

         o A 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

                  b. each transmittal must be accompanied by a single check or wire transfer; and

                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account;

         o a trustee or fiduciary purchasing for a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and

         o a trustee or fiduciary purchasing for a 457 plan, even if more than one beneficiary or participant is involved.

LINKED EMPLOYEE PLANS

         o Linked Employee Plans where the employer has notified AIM Distributor in writing that all of its related employee accounts should be linked, such as:

                  a.       Simplified Employee Pension (SEP) Plans;

                  b. Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) Plans; and

                  c.       Savings Incentive Match Plans for Employees IRA
                           (SIMPLE IRA).

OTHER GROUPS

         o any other organized group of persons, whether incorporated or not, provided that:

                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by:

         o indicating on the account application that he or she intends to provide a Letter of Intent ("LOI"); and

         o        fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

     o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

     o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

     o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

     o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

     o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o    AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,(R) and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Any current or retired officer, director, or employee (and members of their immediate family), of PFPC Inc. (formerly known as First Data Investor Services Group);

     o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

     o    Purchases through approved fee-based programs;

     o Employee benefit plans that are Qualified Purchasers, as defined above, and non-qualified plans offered in conjunction with those employee benefit plans, provided that:

               a. the initial investment in the plan(s) is at least $1 million;

               b.   the sponsor signs a $1 million LOI;

               c. the employer-sponsored plan has at least 100 eligible employees; or

               d. all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor.

          Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Opportunities I Fund by such plans are subject to initial sales charges;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     o    Qualified Tuition Programs created and maintained in accordance with
          Section 529 of the Code; and

     o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o    the reinvestment of dividends and distributions from a Fund;

     o    exchanges of shares of certain Funds;

     o    use of the reinstatement privilege; or

     o    a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge (CDSC) if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered:

                            Percent of such Purchases

                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million

         A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. In order to receive such payments, the dealer of record must sign an agreement with AIM Distributors and meet certain requirements.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002, a CDSC also may be imposed upon the redemption of Large Purchases of Class A Shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 (and through

                  October 30, 2002 with respect to Category III Funds), unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

         o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2));

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM;

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him;

         o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and (ii) a 457 plan, even if more than one beneficiary or participant is involved;

         o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him;

         o Redemptions, if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC; and

         o Redemptions, if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value/(1 - Sales Charge as % of Offering Price) = Offering Price.

         For example, at the close of business on July 31, 2002, AIM High Yield Fund - Class A shares had a net asset value per share of $3.70. The offering price, assuming an initial sales charge of 4.75%, therefore was $3.88.

Calculation of Net Asset Value

For AIM Money Market Fund

         The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

         The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         The Board of Trustees has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

For AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Municipal Bond Fund values all variable rate securities with an unconditional demand or put feature exercisable within seven
(7) days or less are valued at par, which reflects the market value of such securities.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If the Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. For each Fund, except AIM Money Market Fund, dividends begin accruing on the first business day on which a purchase order for shares of the Fund is effective (settle date), and accrue through the day prior to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Friday (unless Friday is not a business day of the Fund). For AIM Money Market Fund, dividends begin accruing one day after a purchase order for shares is effective and accrue through the day a redemption order is effective. Thus, if a purchase order is effective on Thursday, dividends will begin accruing on Friday (unless Friday is not a business day of the Fund).

         Distributions paid by a fund other than daily dividends has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A or Class A3 shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than the Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a fund may be required to sell portfolio holdings in order to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the

Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

          PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

          SWAP AGREEMENTS. AIM Income Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while such Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Trust as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Trust to qualify as a regulated investment company may limit the extent to which these Funds will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

          AIM MUNICIPAL BOND FUND. With respect to interest income that is exempt from federal income tax, the Fund intends to comply with Section 852(b)(5) of the Code, which enables exempt-interest dividends paid by the Fund from exempt interest to be treated as tax-exempt income by shareholders. Interest income that the Fund receives from municipal securities is generally tax-exempt for purposes of the regular income tax and the alternative minimum tax, subject to the exceptions described below.

          Exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 will generally constitute an item of tax preference for taxpayers that are subject to alternative minimum tax. In addition, exempt-interest dividends derived from all other municipal securities must be taken into account by corporations subject to alternative minimum tax in determining their adjusted current earnings adjustment. Consistent with its stated investment objective, AIM Municipal Bond Fund intends to limit its investments in private activity bonds subject to the alternative minimum tax to no more than 20% of its total assets in any given year.

          Original issue discount on tax-exempt bonds shall be accrued by the Fund as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

          Interest on indebtedness incurred by shareholders will not be deductible for federal income tax purposes to the extent the proceeds of the borrowing was used to purchase or carry Fund shares. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, certain persons who regularly use facilities financed by municipal securities in their trade or business (or persons related thereto) may be "substantial users" of such facilities and should consult their tax advisors before purchasing Fund shares.

          Income that is exempt from federal income tax or alternative minimum tax is not necessarily exempt from tax under state and local laws. Shareholders should consult their tax advisors as to the treatment of exempt-interest dividends under state and local laws.

          The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

          The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. Municipal Bond intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

          Original issue discount on tax-exempt bonds is accrued as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and is included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

          Interest on indebtedness incurred by shareholders (including financial institutions) will not be deductible for FIT purposes to the extent that the money was used to purchase or carry tax-exempt securities. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds should consult their own tax advisor before purchasing Fund shares.

          The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.

                  SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit loss that may be taken into account.

         BACKUP WITHHOLDING. The Funds may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and all whose foreign source income is "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for dividends from income and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares (other than AIM Money Market Fund and AIM Short Term Bond Fund), Class A3 shares of AIM Limited Maturity Treasury Fund, Class B shares (other than AIM Short Term Bond Fund), Class C shares, Class R (other than AIM Short Term Bond Fund) shares, if applicable, and AIM Cash Reserve Shares of AIM Money Market Fund (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

         FUND                                    CLASS A*     CLASS A3     CLASS B        CLASS C        CLASS R
         ----                                    --------     --------     -------        -------        -------

         AIM High Yield Fund                       0.25%        N/A          1.00%           1.00%          N/A
         AIM High Yield Fund II                    0.25         N/A          1.00            1.00           N/A
         AIM Income Fund                           0.25         N/A          1.00            1.00          0.50%
         AIM Intermediate Government Fund          0.25         N/A          1.00            1.00          0.50
         AIM Limited Maturity Treasury Fund        0.15         0.35%         N/A             N/A           N/A
         AIM Money Market Fund                     0.25         N/A          1.00            1.00          0.50
         AIM Municipal Bond Fund                   0.25         N/A          1.00            1.00           N/A
         AIM Short Term Bond Fund                  N/A          N/A          N/A             1.00           N/A
         AIM Total Return Bond Fund                0.35         N/A          1.00            1.00           N/A

*AIM Cash Reserve shares of AIM Money Market Fund

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class A3 shares, Class C shares and Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed, effective July 1, 2002 through June 30, 2003, to limit the AIM Total Return Bond Fund's Class A shares Rule 12b-1 distribution plan payments to 0.25%. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed, effective August 29, 2002 through June 30, 2003, to waive 0.40% of average net assets of AIM Short Term Bond Fund's Class C shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class A3, Class B, Class C or Class R shares (0.15% of the average daily net assets of the Class A shares of AIM Limited Maturity Treasury Fund), as applicable, attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended July 31, 2002.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Class C shares (except for AIM Short Term Bond Fund) will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares (except for AIM Short Term Bond Fund) for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended July 31, are found in Appendix K.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five, or ten year periods).
                n       =    number of years.
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five, or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix L.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                n      =   number of years.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix L.

Calculation of Certain Performance Data

..........Funds offering Class A3 or Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class A3 or Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class A3 and Class R shares. If the Fund's Class A3 or Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class A3 or Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class A3 or Class R shares). If the Fund's Class A3 or Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class A3 or Class R shares.

         A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds', except for AIM Money Market Fund, non-standardized cumulative total returns over a stated period.

         A restated or blended performance calculation may be used to derive (i) AIM Money Market Fund's non-standardized average annual total returns over a stated period, and (ii) AIM Money Market Fund's non-standardized cumulative total returns over a stated period.

         Performance information on Class A3 shares is not included in Appendix L because Class A3 shares commenced operations on October 31, 2002.

Average Annual Total Return (After Taxes on Distributions) Quotations

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) =ATVD

where        P     =     a hypothetical initial payment of $1,000;
             T     =     average annual total return (after taxes on
                         distributions);
             n     =     number of years; and
             ATVD  =     ending value of a hypothetical $1,000 payment made at
                         the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

             Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

             The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

             The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five, and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) =ATV(DR)

where      P       =     a hypothetical initial payment of $1,000;
           T       =     average annual total return (after taxes on
                         distributions and redemption);
           n       =     number of years; and
           ATV(DR) =     ending value of a hypothetical $1,000 payment made at
                         the beginning of the one, five, or ten
                         year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each fund, with respect to its Class A, Class B and Class C shares, for the one, five, and ten year periods (or since inception if less than ten years) ended July 31 are found in Appendix L.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date).
               b   =    expenses accrued during period (net of reimbursements).
               c   =    the average daily number of shares outstanding during
                        the period that were certified to receive dividends.
               d   =    the maximum offering price per share on the last day
                        of the period.


         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:

                           Y = (V(1) -- V(0))    x       365
                               --------------            ---
                                    V(0)                  7

         Where       Y     =   annualized yield.
                     V(0)  =   the value of a hypothetical pre-existing
                               account in the AIM Money Market Fund having a
                               balance of one share at the beginning of a stated
                               seven-day period.
                     V(1)  =   the value of such an account at the end of the
                               stated period.

         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:

                                       365/7
                           EY = (Y + 1)      - 1

         Where       EY  = effective annualized yield.
                     Y   = annualized yield, as determined above.

         The yield for each Fund, the yield and corresponding tax-equivalent yield for AIM Municipal Bond Fund, and the annualized and effective annualized yield for the AIM Cash Reserve Shares, Class B, Class C and Class R shares of AIM Money Market Fund are found in Appendix L. In addition, the distribution rates for each Fund (other than AIM Money Market Fund) are found in Appendix L.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                       Society of CLU & ChFC           Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Consumer Price Index
         Lehman Brothers Aggregate Bond Index
         Lehman Brothers High Yield Index
         Lehman Brothers Intermediate Government Bond Index
         Lehman Brothers 1-2 year Government Bond Index
         Lehman Brothers 1-3 year Government/Credit Index
         Lehman Brothers Municipal Bond Index
         Lipper BBB Rated Fund Index
         Lipper General Municipal Debt Fund Index
         Lipper High Yield Bond Fund Index
         Lipper Intermediate U.S. Government Fund Index
         Lipper Money Market Fund Index
         Lipper Short U.S. Treasury Fund Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; and/or
(iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                             As of December 31, 2001

================================================================================
    The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.
================================================================================

                                  TRUSTEE
                                   AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                         DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------
INTERESTED PERSON

Robert H. Graham(1) --  1946        1988     Chairman, President and Chief Executive Officer,   None
Trustee, Chairman and President              A I M Management Group Inc. (financial services
                                             holding company); Chairman and President, A I M
                                             Advisors, Inc. (registered investment advisor);
                                             Director and Senior Vice President, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor); Chairman, A I M Distributors, Inc.
                                             (registered broker dealer), A I M Fund Services,
                                             Inc., (registered transfer agent), and Fund
                                             Management Company (registered broker dealer);
                                             and Director and Vice Chairman, AMVESCAP PLC
                                             (parent of AIM and a global investment
                                             management firm)
INDEPENDENT TRUSTEES


Frank S. Bayley -- 1939             2001     Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Trustee                                                                                         (registered
                                                                                                investment company)


Bruce L. Crockett -- 1944           1992     Chairman, Crockett Technology Associates           ACE Limited (insurance
Trustee                                      (technology consulting company)                    company); and
                                                                                                Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)


Albert R. Dowden --  1941           2000     Chairman, Cortland Trust, Inc. (registered         None
Trustee                                      investment company) and DHJ Media, Inc.;
                                             Director, Magellan Insurance Company; Member of
                                             Advisory Board of Rotary Power International
                                             (designer, manufacturer, and seller of rotary
                                             power engines); formerly, Director,
                                             President and CEO, Volvo Group North America,
                                             Inc.; and director of various affiliated Volvo
                                             companies



--------
(1) Mr. Graham is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Fund.

                                  TRUSTEE
                                   AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                         DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------
INDEPENDENT TRUSTEES



Edward K. Dunn, Jr. -- 1935         1998     Formerly, Chairman, Mercantile Mortgage Corp.;     None
Trustee                                      Vice Chairman, President and  Chief Operating
                                             Officer, Mercantile-Safe Deposit & Trust Co.;
                                             and President, Mercantile Bankshares Corp.


Jack M. Fields -- 1952              1997     Chief Executive Officer, Twenty First Century      Administaff
Trustee                                      Group, Inc. (government affairs company)




Carl Frischling -- 1937             1990     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust,
Trustee                                      Frankel LLP                                        Inc. (registered
                                                                                                investment company)


Prema Mathai-Davis -- 1950          1998     Formerly, Chief Executive Officer, YWCA of the     None
Trustee                                      USA



Lewis F. Pennock -- 1942            1988     Partner, law firm of Pennock & Cooper              None
Trustee



Ruth H. Quigley -- 1935             2001     Retired                                            None
Trustee



Louis S. Sklar -- 1939              1990     Executive Vice President, Development and          None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)
OTHER OFFICERS



Gary T. Crum -- 1947                1991     Director and President, A I M Capital              N/A
Senior Vice President                        Management, Inc.; Director and Executive Vice
                                             President, A I M Management Group Inc.; Director
                                             and Senior Vice President, A I M Advisors, Inc.;
                                             and Director, A I M Distributors, Inc. and
                                             AMVESCAP PLC

                                  TRUSTEE
                                   AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                         DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------
OTHER OFFICERS



Carol F. Relihan -- 1954            1988     Director, Senior Vice President, General Counsel     N/A
Senior Vice President and                    and Secretary, A I M Advisors, Inc. and A I M
Secretary                                    Management Group Inc.; Director, Vice President
                                             and General Counsel, Fund Management Company;
                                             and Vice President, A I M Fund Services, Inc.,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.


Melville B. Cox -- 1943             1992     Vice President and Chief Compliance Officer, A I M   N/A
Vice President                               Advisors, Inc. and A I M Capital Management,
                                             Inc.; and Vice President, A I M Fund Services,
                                             Inc.


Karen Dunn Kelley -- 1960           1992     Senior Vice President, A I M Capital Management,     N/A
Vice President                               Inc.; Director and President, Fund Management
                                             Company; and Vice President, A I M Advisors, Inc.


Dana R. Sutton -- 1959              1988     Vice President and Fund Treasurer, A I M             N/A
Vice President and Treasurer                 Advisors, Inc.


            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2001

--------------------------- -------------------------------------------------- -------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                            PER FUND                                     FUNDS(R)
--------------------------- -------------------------------------------------- -------------------------------------
Robert H. Graham            High Yield                     $50,001 - $100,000           Over $100,000
                            Limited Maturity Treasury      Over $100,000
                            Money Market                   Over $100,000
                            Municipal Bond                 $50,001 - $100,000


Frank S. Bayley                                   - 0 -                                 $10,001 - $50,000

Bruce L. Crockett           High Yield                     $1 - $10,000                 $1 - $10,000

Owen Daly II(1)             Limited Maturity Treasury      Over $100,000                Over $100,0002

Albert R. Dowden                                  - 0 -                                 Over $100,000

Edward K. Dunn, Jr.         Money Market                   $50,001 - $100,000           Over $100,0002

Jack M. Fields                                    - 0 -                                 Over $100,0002

Carl Frischling             High Yield II                  $50,001 - $100,000           Over $100,0002

Prema Mathai-Davis                                - 0 -                                 Over $100,0002

Lewis F. Pennock            High Yield                     $1 - $10,000                 $10,001 - $50,000
                            Money Market                   $1 - $10,000

Ruth H. Quigley                                    -0-                                  $1 -$10,000

Louis S. Sklar                                    - 0 -                                 Over $100,0002


----------
(1)      Mr. Daly retired as a trustee on December 31, 2001.

(2) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001:


                                                              RETIREMENT        ESTIMATED
                                             AGGREGATE         BENEFITS           ANNUAL                TOTAL
                                           COMPENSATION        ACCRUED           BENEFITS            COMPENSATION
                                             FROM THE           BY ALL             UPON              FROM ALL AIM
                    TRUSTEE                  TRUST(1)        AIM FUNDS(2)       RETIREMENT(3)          FUNDS(4)
         ------------------------------ ------------------- ---------------- ------------------ ---------------------
         Frank S. Bayley(6)                       $7,711              -0-              $75,000              $112,000

         Bruce L. Crockett                        8,943         $  36,312               75,000               126,500

         Owen Daly II(7)                           3,272           33,318               75,000               126,500

         Albert R. Dowden                          8,943            3,193               75,000               126,500

         Edward K. Dunn, Jr.                       8,943            8,174               75,000               126,500

         Jack M. Fields                            8,913           19,015               75,000               126,000

         Carl Frischling(8)                        8,913           54,394               75,000               126,000

         Prema Mathai-Davis                        8,943           21,056               75,000               126,500

         Lewis F. Pennock                          9,205           37,044               75,000               126,500

         Ruth H. Quigley(6)                        7,741              -0-               75,000               112,500

         Louis S. Sklar                            9,205           53,911               75,000               123,000

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2002, including earnings, was $47,728.

(2) During the fiscal year ended July 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $8,680.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5) During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to trustees of $31,500.

(6) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(7)  Mr. Daly was a trustee until December 31, 2001, when he retired.

(8) During the fiscal year ended July 31, 2002, the Trust paid $40,617 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

         All information listed below is as of November 8, 2002.


AIM HIGH YIELD FUND

                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
                                                 ---------------------- ----------------------- -----------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
------------------------------------------------ ---------------------- ----------------------- -----------------------
                                                         5.60%                  9.07%                   12.96%
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Smith Barney House Account
Attn: Cindy Tempesta                                      --                    7.74%                   7.97%
333 West 34th Street, 7th Floor
New York, NY 10001-2483


AIM HIGH YIELD FUND II

                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
                                                 ---------------------- ----------------------- -----------------------

NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
------------------------------------------------ ---------------------- ----------------------- -----------------------
                                                         5.08%                    --                      --
Charles Schwab & Co. Inc.
Reinvestment Account
101 Montgomery Street
San Francisco, CA  94104

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                                --                    10.19%                  11.48%
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

AIM INCOME FUND

                                              CLASS A SHARES     CLASS B SHARES     CLASS C SHARES    CLASS R SHARES
                                             ------------------ ------------------ ----------------- ------------------
                                                PERCENTAGE         PERCENTAGE         PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                              OWNED OF           OWNED OF           OWNED OF         OWNED OF
PRINCIPAL HOLDER                                  RECORD             RECORD             RECORD           RECORD
-------------------------------------------- ------------------ ------------------ ----------------- ------------------
                                                    --                6.00%             9.28%               --
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

A I M Advisors Inc.
Attn: David Hessel                                  --                 --                 --              99.82%*
11 Greenway Plaza, Ste 100
Houston, TX 77046

*Owned of record and beneficially.

AIM INTERMEDIATE GOVERNMENT FUND

                                              CLASS A SHARES     CLASS B SHARES     CLASS C SHARES    CLASS R SHARES
                                             ------------------ ------------------ ----------------- ------------------
                                                 PERCENTAGE         PERCENTAGE        PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                               OWNED OF           OWNED OF          OWNED OF          OWNED OF
PRINCIPAL HOLDER                                   RECORD             RECORD            RECORD            RECORD
-------------------------------------------- ------------------ ------------------ ----------------- ------------------
                                                    --                 --                 --              13.71%
ANTC Cust FBO
Dr. Isreal Englard DDS PSP
Dr. Isreal Englard TTEE FBO
Isreal Englard
314 5th St. Ste. 3
Lakewood, NJ 08701

ANTC Cust FBO
Dr. Isreal Englard DDS MPP                          --                 --                 --              12.94%
314 5th St. Ste. 3
Lakewood, NJ 08701

Delaney Clinic Professional Assoc.
  Inc. PSP
Dr. Lucio Margallo TTEE
FBO Lucio Margallo II                               --                 --                 --              12.06%
1115 East 5th
Mitchell, SD 57301


Kenneth W. Malik SOLO 401k
Kenneth W. Malik TTEE FBO
Kenneth W. Malik                                    --                 --                 --              10.99%
3536 Aeberle Rd.
E. New Market, MD  21631

                                              CLASS A SHARES     CLASS B SHARES     CLASS C SHARES    CLASS R SHARES
                                             ------------------ ------------------ ----------------- ------------------
                                                PERCENTAGE         PERCENTAGE         PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                              OWNED OF           OWNED OF           OWNED OF          OWNED OF
PRINCIPAL HOLDER                                  RECORD             RECORD             RECORD            RECORD
-------------------------------------------- ------------------ ------------------ ----------------- ------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                        10.00%             12.21%             16.97%              --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Roy F. Rodgers SOLO 401k
Roy F. Rodgers TTEE FBO
Roy F. Rodgers                                      --                 --                 --               8.10%
692 Spann Rd.
Ward, SC  29166


AIM LIMITED MATURITY TREASURY FUND

                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
                                               --------------------- ------------------------- ------------------------
                                                   PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                 OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                     RECORD                  RECORD                   RECORD
---------------------------------------------- --------------------- ------------------------- ------------------------
                                                        --                    16.23%                     --
ANTC Cust. Rollover IRA FBO
Susan E. Hopper
4349 N. Sunset Cliff Dr.
Tucson, AZ 85710

ESOR Co.
Attn:  Trust Operations - Lynn Knight                   --                      --                     19.26%
P.O. Box 19006
Green Bay, WI 54307-9006

First Clearing Corporation
Dennis Suhre                                            --                    6.18%                      --
724 Greenleaf Dr.
Monroeville, PA 15146-1134

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                            8.07%                     --                       --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

MUIR Co.
c/o Frost National Bank Texas                           --                      --                     76.78%
P.O. Box 2479
San Antonio, TX 78298

Raymond James Assoc. Inc.
FBO Samek-Smith Mar                                     --                    6.75%                      --
880 Carillon Pkwy
St. Petersburg, FL 33716

AIM MONEY MARKET FUND

                                              CASH RESERVE
                                                 SHARES          CLASS B SHARES     CLASS C SHARES     CLASS R SHARES
                                            ------------------ ------------------- ------------------ -----------------
                                               PERCENTAGE          PERCENTAGE         PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                             OWNED OF            OWNED OF           OWNED OF           OWNED OF
PRINCIPAL HOLDER                                 RECORD              RECORD             RECORD             RECORD
------------------------------------------- ------------------ ------------------- ------------------ -----------------
                                                   --                  --                 --               66.16%
Martin Oliner PC
Defined Benefit Pension Plan
DTD 04/01/1982 Martin
   Oliner TTEE 950 3rd Ave.
New York, NY  10022--2705

Martin Oliner PC
Money Purchase Plan DTD
   04/01/82                                        --                  --                 --               11.58%
Martin Oliner TTEE
950 3rd Ave.
New York, NY 10022-2705

Sierra Conveyor Co. Inc. 401K PSP
Marjorie J. or Daniel Watson
   TTEES                                           --                  --                 --               7.50%
FBO Daniel P. Watson DTD 07/01/94
P.O. Box 1382
Roseville, CA 95678

Smith Barney House Acct.
Attn: Cindy Tempesta                               --                6.20%                --                 --
333 West 34th St., 7th Floor
New York, NY 10001-2483

AIM MUNICIPAL BOND FUND

                                                  CLASS A SHARES          CLASS B SHARES           CLASS C SHARES
                                               --------------------- ------------------------- ------------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                  OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                      RECORD                  RECORD                   RECORD
---------------------------------------------- --------------------- ------------------------- ------------------------
                                                           --                      --                    6.04%
Robert A. Merkel & Margaret M. Merkel
TTEES Robert A. Merkel & Margaret M. Merkel
Trust Dtd. 05/27/94
5118 S. 288th Pl.
Auburn, WA  98001

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                                 --                    9.09%                  11.63%
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246

Smith  Barney House Acct.
Attn: Cindy  Tempesta                                      --                    7.18%                   6.78%
333 West 34th St., 7th Floor
New York, NY 10001-2483

AIM SHORT TERM BOND FUND

                                                  CLASS A SHARES          CLASS B SHARES           CLASS C SHARES
                                               --------------------- ------------------------- ------------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                  OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                      RECORD                  RECORD                   RECORD
---------------------------------------------- --------------------- ------------------------- ------------------------
                                                          N/A                     N/A                    5.64%
Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

AIM TOTAL RETURN BOND FUND

                                                  CLASS A SHARES          CLASS B SHARES           CLASS C SHARES
                                               --------------------- ------------------------- ------------------------
                                                    PERCENTAGE              PERCENTAGE               PERCENTAGE
NAME AND ADDRESS OF                                  OWNED OF                OWNED OF                 OWNED OF
PRINCIPAL HOLDER                                      RECORD                  RECORD                   RECORD
---------------------------------------------- --------------------- ------------------------- ------------------------
                                                          --                      --                   21.18%*
A I M Advisors Inc.
Attn: David Hessel
11 Greenway Plaza, Ste 1919
Houston, TX 77046

Donaldson Lufkin Jenrette
Securities  Corporation Inc.                            11.54%                    --                      --
P.O. Box 2052
Jersey City, NJ  07303-9998

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                                --                    6.03%                   5.91%
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246


* Owned of record and beneficially.

MANAGEMENT OWNERSHIP

         As of November 8, 2002, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except that the trustees and officers as a group owned 2.39% of Class A shares of AIM High Yield Fund II, 1.22% of AIM Cash Reserve Shares and 4.18% of Class A shares of AIM Municipal Bond Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

         For the last three fiscal years ended July 31, the management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:


       FUND NAME                           2002                                       2001
                         -----------------------------------------  ----------------------------------------
                                                           NET                                      NET
                          MANAGEMENT    MANAGEMENT     MANAGEMENT    MANAGEMENT     MANAGEMENT   MANAGEMENT
                         FEE PAYABLE    FEE WAIVERS     FEE PAID    FEE PAYABLE    FEE WAIVERS    FEE PAID
                         ------------  ------------   ------------  ------------  ------------  ------------
       AIM High
      Yield Fund         $  6,811,857  $     (6,338)  $  6,805,519  $  9,230,307  $       (835) $  9,229,472

       AIM High
     Yield Fund II            673,657          (409)       673,248       846,144      (228,922)      617,222

    AIM Income Fund         2,544,570        (1,176)     2,543,394     2,549,509          (109)    2,549,400

   AIM Intermediate
    Government Fund         3,328,024       (28,397)     3,299,627     2,247,495        (1,187)    2,246,308

 AIM Limited Maturity
     Treasury Fund          1,200,432           N/A      1,200,432       712,990           N/A       712,990

 AIM Money Market Fund      9,087,854           N/A      9,087,854     7,202,907           N/A     7,202,907

AIM Municipal Bond Fund     2,040,421           N/A      2,040,421     1,729,991           N/A     1,729,991

  AIM Short Term Bond
         Fund(2)                  N/A           N/A            N/A           N/A           N/A           N/A

 AIM Total Return Bond         26,520       (46,520)  $        -0-           N/A           N/A           N/A
         Fund(3)






       FUND NAME                       2000(1)
                         ----------------------------------------
                                                         NET
                          MANAGEMENT   MANAGEMENT     MANAGEMENT
                         FEE PAYABLE   FEE WAIVERS     FEE PAID
                         ------------  ------------  ------------
       AIM High
      Yield Fund         $  7,537,550           N/A  $  7,537,550

       AIM High
     Yield Fund II            366,416  $   (251,914)      114,502

    AIM Income Fund         1,512,830           N/A     1,512,830

   AIM Intermediate
    Government Fund         1,513,654            NA     1,513,654

 AIM Limited Maturity
     Treasury Fund             70,741            NA       705,741

 AIM Money Market Fund      4,041,617           N/A     4,041,617

AIM Municipal Bond Fund       953,308            NA       953,308

  AIM Short Term Bond
         Fund(2)                  N/A           N/A           N/A

 AIM Total Return Bond            N/A           N/A           N/A
         Fund(3)





(1) AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting period for these funds was from January 1, 2000 through July 31, 2000.

(2)  Commenced operations on August 30, 2002.

(3)  Commenced operations on December 31, 2001.

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES


         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:


            FUND NAME                      2002             2001            2000(1)
----------------------------------     ------------     ------------     ------------

AIM High Yield Fund                    $    205,198     $    168,568     $    107,029

AIM High Yield Fund II                       50,000           50,000           45,890


AIM Income Fund                             131,802          123,589           72,169


AIM Intermediate Government Fund            158,838          120,488           63,465


AIM Limited Maturity Treasury Fund          122,783           81,565           80,566


AIM Money Market Fund                       251,839          150,215
                                                                               83,475

AIM Municipal Bond Fund                     112,021           96,500           53,056


AIM Short Term Bond Fund(2)                     N/A              N/A              N/A

AIM Total Return Bond Fund(3)                29,178              N/A              N/A

(1) AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting for these funds was from January 1, 2000 through July 31, 2000.

(2)  Commenced operations on August 30, 2002.

(3)  Commenced operations on December 31, 2001.

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:


                  FUND                                             2002               2001            2000(2)
                  ----                                           --------           --------         ---------

AIM High Yield Fund(3)                                           $ 72,345           $  3,642         $  2,882
AIM High Yield Fund II(4)                                          20,409             17,229            2,868
AIM Income Fund(3)                                                  1,549             10,514            8,000
AIM Intermediate Government Fund                                      -0-                -0-              -0-
AIM Limited Maturity Treasury Fund                                    -0-                -0-              -0-
AIM Money Market Fund                                                 -0-                -0-              -0-
AIM Municipal Bond Fund                                               -0-                -0-              -0-
AIM Short Term Bond Fund(5)                                           N/A                N/A              N/A
AIM Total Return Bond Fund(6)                                         -0-                N/A              N/A

(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.

(2) AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting period for these funds was from January 1, 2000 through July 31, 2000.

(3) The variation in brokerage commission paid to AIM High Yield Fund and AIM Income Fund for the fiscal year ended July 31, 2002, as compared to the two prior fiscal years, was due to an increase in equity trading activity in the funds on which commissions were paid.

(4) The variation in brokerage commission paid to AIM High Yield Fund II for the fiscal year ended July 31, 2001, as compared to the prior fiscal year, was due to an increase in equity trading activity in the funds on which commissions were paid.

(5)  Commenced operations on August 30, 2002.

(6)  Commenced operations on December 31, 2001.

                                   APPENDIX H

               DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                   OF SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended July 31, 2002, none of the Funds, except AIM High Yield Fund, paid directed brokerage commissions. AIM High Yield Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:

                                                                                                  Related
              Fund                                   Transactions                          Brokerage Commissions
              ----                                   ------------                          ---------------------

AIM High Yield Fund                                    $541,954                                   $22,378


         During the last fiscal year ended July 31, 2002, none of AIM High Yield Fund, AIM High Yield Fund II, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund or AIM Short Term Bond Fund purchased securities of their "regular" brokers or dealers.

         During the last fiscal year ended July 31, 2002, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

              Fund                                   Security                                  Market Value
              ----                                   --------                                  ------------

AIM Income Fund
         Lehman Brothers Holdings Inc.               Medium Term Discount Notes                $   1,189,116
         Salomon Smith Barney Holdings Inc.          Unsecured Notes                               3,496,481
Fidelity Investments                                 Bonds                                         4,287,038

AIM Money Market Fund
         Credit Suisse First Boston                  Floating Rate Notes                       $  33,000,000
         Goldman Sachs Group, Inc.                   Promissory Notes                             75,000,000
         Merrill Lynch Mortgage Capital, Inc.        Master Notes                                 70,000,000
         Morgan Stanley Dean Witter & Co.            Master Notes                                 80,000,000

AIM Total Return Bond Fund
         Fidelity Investments                        Bonds                                     $     215,700
         Lehman Brothers Holdings Inc.               Notes                                            62,501

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2002 were as follows:

                                           CLASS A(1)        CLASS B          CLASS C          CLASS R
FUND                                         SHARES           SHARES           SHARES           SHARES
-------------------------------------     ------------     ------------     ------------     ------------

AIM High Yield Fund                       $  1,478,678     $  6,539,461     $    683,287              N/A
AIM High Yield Fund II                         103,290          543,124          121,566              N/A
AIM Income Fund(2)                             797,679        2,361,879          431,875     $          8
AIM Intermediate Government Fund(2)            913,667        3,744,307          823,922               14
AIM Limited Maturity Treasury Fund(3)          921,799              N/A              N/A              N/A
AIM Money Market Fund(2)                     2,735,865        5,230,124        1,002,104                9
AIM Municipal Bond Fund                        853,515          947,150          239,843              N/A
AIM Short Term Bond Fund(4)                        N/A              N/A              N/A              N/A
AIM Total Return Bond Fund(5)                    5,039           23,688            9,195              N/A

(1)  For AIM Cash Reserve Shares of AIM Money Market Fund

(2)  Class R shares commenced operations on June 3, 2002.

(3) Information on Class A3 shares is not reflected in the table above since Class A3 shares commenced operations on October 31, 2002.

(4)  Commenced operations on August 30, 2002

(5)  Commenced operations on December 31, 2001.

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A Shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of the Funds during the fiscal year ended July 31, 2002 follows:

                                                       PRINTING &                     UNDERWRITERS       DEALERS
                                       ADVERTISING      MAILING         SEMINARS      COMPENSATION    COMPENSATION
                                      ------------    ------------    ------------    ------------    ------------

AIM High Yield Fund                   $          0    $          0    $          0    $        -0-    $  1,478,678
AIM High Yield II Fund                           0               0               0             -0-         103,290
AIM Income Fund                                  0               0               0             -0-         797,679
AIM Intermediate Government Fund                 0               0               0             -0-         913,667
AIM Limited Maturity Treasury Fund               0               0               0             -0-         921,799
AIM Money Market Fund                            0               0               0             -0-       2,735,865
AIM Municipal Bond Fund                          0               0               0             -0-         853,515
AIM Total Return Bond Fund(1)                  N/A             N/A             N/A             N/A           5,039

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the fiscal year ended July 31, 2002 follows:

                                                       PRINTING &                     UNDERWRITERS       DEALERS
                                       ADVERTISING      MAILING         SEMINARS      COMPENSATION    COMPENSATION
                                      ------------    ------------    ------------    ------------    ------------

AIM High Yield Fund                   $     57,514    $      6,101    $     19,814    $  4,904,596    $  1,551,436
AIM High Yield Fund II                       7,861             922           2,928         407,343         124,070
AIM Income Fund                             31,746           3,278          11,208       1,771,409         544,238
AIM Intermediate Government Fund            64,586           6,990          22,082       2,808,230         842,419
AIM Limited Maturity Treasury Fund             N/A             N/A             N/A             N/A             N/A
AIM Money Market Fund                       65,709           6,840          22,110       3,922,594       1,212,871
AIM Municipal Bond Fund                     15,354           1,672           4,664         710,362         215,118
AIM Total Return Bond Fund(1)                2,604             572             -0-          17,766           2,746

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended July 31, 2002 follows:

                                                       PRINTING &                     UNDERWRITERS       DEALERS
                                       ADVERTISING      MAILING         SEMINARS      COMPENSATION    COMPENSATION
                                      ------------    ------------    ------------    ------------    ------------

AIM High Yield Fund                   $     16,362    $      1,703    $      6,022    $    121,292    $    537,908
AIM High Yield Fund II                         -0-             -0-             -0-          25,457          96,109
AIM Income Fund                             14,169           1,520           4,828         112,240         299,118
AIM Intermediate Government Fund            29,820           3,200          10,160         223,525         557,217
AIM Limited Maturity Treasury Fund             N/A             N/A             N/A             N/A             N/A
AIM Money Market Fund                       41,874           4,477          14,697         318,808         622,248
AIM Municipal Bond Fund                     10,738           1,062           3,371          80,913         143,759
AIM Short Term Bond Fund(2)                    N/A             N/A             N/A             N/A             N/A
AIM Total Return Bond Fund(1)                1,700             373             -0-           6,219             903


(1)   Commenced operations on December 31, 2001.

(2)   Commenced operations on August 30, 2002.

         Class R shares of AIM Income Fund, AIM Intermediate Government Fund and AIM Money Market Fund commenced operations on June 3, 2002. The fees paid by Class R shares of the Funds for the above noted categories during the fiscal year ended July 31, 2002 were $8.00, $14.00 and $9.00, respectively. Class A3 shares of AIM Limited Maturity Treasury Fund commenced operations on October 31, 2002.

                                   APPENDIX K

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended July 31:

                                                2002                        2001                      2000(1)
                                      ------------------------    ------------------------    ------------------------
                                        SALES         AMOUNT         SALES        AMOUNT        SALES         AMOUNT
                                       CHARGES       CHARGES        CHARGES      RETAINED      CHARGES       RETAINED
                                      ----------    ----------    ----------    ----------    ----------    ----------

AIM High Yield Fund                   $  900,144    $  163,249    $2,210,223    $  388,238    $1,492,443    $  265,022
AIM High Yield Fund II                   154,998        28,179       632,930       112,921       989,320       177,396
AIM Income Fund                          719,480       130,523     1,331,391       241,096       777,478       133,679
AIM Intermediate Government Fund       1,659,371       300,212     1,265,501       215,039       582,038       103,411
AIM Limited Maturity Treasury Fund     1,032,517       262,205       417,964       100,352       219,047        57,087
AIM Money Market Fund                        N/A           N/A           N/A           N/A           N/A           N/A
AIM Municipal Bond Fund                  370,282        67,279       524,615        94,615       167,101        33,406
AIM Total Return Bond Fund(2)             76,644        13,297           N/A           N/A           N/A           N/A

(1) AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore the reporting period for these funds was from January 1, 2000 through July 31, 2000.

(2)  Commenced operations on December 31, 2001.

         The following chart reflects the contingent deferred sales charges paid by Class A (for AIM Money Market Fund, AIM Cash Reserve Shares), Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended July 31:

                                          2002            2001*          2000(1)
                                      ------------    ------------    ------------

AIM High Yield Fund                   $    287,974    $    105,346    $    136,582
AIM High Yield Fund II                       5,979          14,684          15,557
AIM Income Fund                             73,150          52,982          23,462
AIM Intermediate Government Fund           283,571         209,395          44,911
AIM Limited Maturity Treasury Fund          82,921             N/A             N/A
AIM Money Market Fund                    5,957,473       2,800,220         740,774
AIM Municipal Bond Fund                     97,058          25,351          31,486
AIM Short Term Bond Fund(2)*                   N/A             N/A             N/A
AIM Total Return Bond Fund(3)                   14             N/A             N/A

(1) AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore the reporting period for these funds was from January 1, 2000 through July 31, 2000.

(2)  Commenced operations on August 30, 2002.

(3)  Commenced operations on December 31, 2001.

                                   APPENDIX L

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS

The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS A SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                -19.24%      -9.36%         0.70%         --%       07/11/78
AIM High Yield Fund II                             -21.24         N/A           N/A       -5.64        09/30/98
AIM Income Fund                                     -8.55       -0.04          4.40          --        05/03/68
AIM Intermediate Government Fund                     2.32        5.00          5.39          --        04/28/87
AIM Limited Maturity Treasury Fund                   4.87        5.51          5.23          --        12/15/87
AIM Municipal Bond Fund                              0.12        3.57          4.67          --        03/28/77
AIM Total Return Bond Fund                            N/A         N/A           N/A         N/A        12/31/01

         The average annual total return for AIM Cash Reserve Shares of AIM Money Market Fund for the one year period ended July 31, 2002, was 1.42%; for the five year period ended July 31, 2002, was 4.01%; and since inception (October 16, 1993), was 4.10%.

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS B SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                 -19.53%      -9.39%         N/A       -1.23%       09/01/93
AIM High Yield Fund II                              -21.73         N/A          N/A       -7.72        11/20/98
AIM Income Fund                                      -9.25       -0.12          N/A        2.73        09/07/93
AIM Intermediate Government Fund                      1.58        4.92          N/A        4.86        09/07/93
AIM Municipal Bond Fund                              -0.95        3.38          N/A        3.98        09/01/93
AIM Total Return Bond Fund                             N/A         N/A          N/A         N/A        12/31/01

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS C SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                -16.54%         N/A          N/A     -9.21%         08/04/97
AIM High Yield Fund II                             -18.77          N/A          N/A     -7.20          11/20/98
AIM Income Fund                                     -5.66          N/A          N/A      0.36          08/04/97
AIM Intermediate Government Fund                     5.48          N/A          N/A      5.38          08/04/97
AIM Municipal Bond Fund                              3.19          N/A          N/A      3.75          08/04/97
AIM Short Term Bond Fund                              N/A          N/A          N/A       N/A          08/30/02
AIM Total Return Bond Fund                            N/A          N/A          N/A       N/A          12/31/01

         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                         JULY 31, 2002**
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS R SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE**
         --------------                            ------      -------     --------    ---------       ---------

AIM Income Fund                                     -4.29%        0.68%        4.65%          --%      05/03/68
AIM Intermediate Government Fund                     7.01         5.74         5.63          --        04/28/87
AIM Money Market Fund                                1.16         3.75          N/A         3.84       10/16/93

* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to June 3, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.

** The inception date shown in the table is that of AIM Income Fund's and AIM Intermediate Government Fund's Class A shares and AIM Money Market Fund's Cash Reserve Shares. The inception date of the Fund's Class R shares is June 3, 2002.

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales load) for each Fund with respect to its Class A shares for the one, five and ten year periods (or since inception, if less than ten years), ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS A SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------


AIM High Yield Fund                                -19.24%      -38.83%        7.20%         --%       07/11/78
AIM High Yield Fund II                             -21.24          N/A          N/A      -19.95        09/30/98
AIM Income Fund                                     -8.55        -0.21        53.79          --        05/03/68
AIM Intermediate Government Fund                     2.32        27.62        69.10          --        04/28/87
AIM Limited Maturity Treasury Fund                   4.87        30.78        66.45          --        12/15/87
AIM Municipal Bond Fund                             -0.12        18.83        57.78          --        03/28/77
AIM Total Return Bond Fund                            N/A          N/A          N/A       -0.87        12/31/01

         The cumulative total returns for AIM Cash Reserves Shares of AIM Money Market Fund for the one-year period ended July 31, was 1.42%; and for the five-year period ended July 31, was 21.74%; and since inception was 42.41%.

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class B shares for the one, five and ten year periods (or since inception, if less than ten years), ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS B SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                -19.53%      -38.91%        N/A      -10.48%        09/01/93
AIM High Yield Fund II                             -21.73          N/A         N/A      -25.66         11/20/98
AIM Income Fund                                     -9.25        -0.59         N/A       27.08         09/07/93
AIM Intermediate Government Fund                     1.58        27.15         N/A       52.49         09/07/93
AIM Municipal Bond Fund                             -0.95        18.07         N/A       41.59         09/01/93
AIM Total Return Bond Fund*                           N/A          N/A         N/A       -1.35         12/31/01

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class C shares for the one, five and ten year periods (or since inception, if less than ten years), ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS C SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                -16.54%          N/A           N/A     -38.25%       08/04/97
AIM High Yield Fund II                             -18.77           N/A           N/A     -24.11        11/20/98
AIM Income Fund                                     -5.66           N/A           N/A       1.80        08/04/97
AIM Intermediate Government Fund                     5.48           N/A           N/A      29.87        08/04/97
AIM Municipal Bond Fund                              3.19           N/A           N/A      20.14        08/04/97
AIM Short Term Bond Fund                              N/A           N/A           N/A        N/A        08/30/02
AIM Total Return Bond Fund                            N/A           N/A           N/A       2.65        12/31/01

         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                         JULY 31, 2002*
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS R SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE**
         --------------                            ------      -------     --------    ---------       ---------

AIM Income Fund                                     -4.29%        3.42%       57.52%           --%      05/03/68
AIM Intermediate Government Fund                     7.01        32.18        72.90            --       04/28/87
AIM Money Market Fund                                1.16        20.22        39.32            --       10/16/93

* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.

** The inception date shown in the table is that of the AIM Income Fund's and AIM Intermediate Government Fund's Class A shares and AIM Money Market Fund's Cash Reserve Shares. The inception date of the Fund's Class R shares is June 3, 2002.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)

         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS A SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                               -22.82%       -13.15%        -3.33%        --%       07/11/78
AIM High Yield Fund II                            -24.45           N/A           N/A      -9.75        09/30/98
AIM Income Fund                                   -10.78         -2.68          1.52         --        05/03/68
AIM Intermediate Government Fund                    0.38          2.50          2.74         --        04/28/87
AIM Limited Maturity Treasury Fund                  3.61          3.59          3.24         --        12/15/87
AIM Municipal Bond Fund                            -0.12          3.50          4.58         --        03/28/77
AIM Total Return Bond Fund                           N/A           N/A           N/A        N/A        12/31/01


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS B SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                -23.05%      -12.95%         N/A       -4.94%        09/01/93
AIM High Yield Fund II                             -24.83          N/A          N/A      -11.54         11/20/98
AIM Income Fund                                    -11.30        -2.47          N/A        0.17         09/07/93
AIM Intermediate Government Fund                    -0.14         2.71          N/A        2.50         09/07/93
AIM Municipal Bond Fund                             -0.95         3.37          N/A        3.91         09/01/93
AIM Total Return Bond Fund                            N/A          N/A          N/A         N/A         12/31/01


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS C SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                -20.07%          N/A         N/A      -12.74%        08/04/97
AIM High Yield Fund II                             -21.86           N/A         N/A      -10.96         11/20/98
AIM Income Fund                                     -7.72           N/A         N/A       -1.98         08/04/97
AIM Intermediate Government Fund                     3.76           N/A         N/A        3.19         08/04/97
AIM Municipal Bond Fund                              3.19           N/A         N/A        3.74         08/04/97
AIM Short Term Bond Fund                              N/A           N/A         N/A         N/A         08/30/02
AIM Total Return Bond Fund                            N/A           N/A         N/A         N/A         12/31/01

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS A SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                -11.56%       -8.31%        -0.88%        --%       07/11/78
AIM High Yield Fund II                             -12.78          N/A           N/A      -5.86        09/30/98
AIM Income Fund                                     -5.21        -1.25          2.13         --        05/03/68
AIM Intermediate Government Fund                     1.37         2.71          2.93         --        04/28/87
AIM Limited Maturity Treasury Fund                   2.96         3.44          3.18         --        12/15/87
AIM Municipal Bond Fund                              1.69         3.76          4.71         --        03/28/77
AIM Total Return Bond Fund                            N/A          N/A           N/A        N/A        12/31/01


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS B SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                -11.73%       -8.24%         N/A       -2.21%       09/01/93
AIM High Yield Fund II                             -13.09          N/A          N/A       -7.32        11/20/98
AIM Income Fund                                     -5.64        -1.17          N/A        0.95        09/07/93
AIM Intermediate Government Fund                     0.93         2.81          N/A        2.66        09/07/93
AIM Municipal Bond Fund                              0.97         3.54          N/A        4.12        09/01/93
AIM Total Return Bond Fund                            N/A          N/A          N/A         N/A        12/31/01


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31 are as follows:

                                                                          PERIODS ENDED
                                                                          JULY 31, 2002
                                                   -------------------------------------------------------------
                                                                                         SINCE         INCEPTION
         CLASS C SHARES:                           1 YEAR      5 YEARS     10 YEARS    INCEPTION         DATE
         --------------                            ------      -------     --------    ---------       ---------

AIM High Yield Fund                                 -9.90%          N/A         N/A       -8.10%       08/04/97
AIM High Yield Fund II                             -11.27           N/A         N/A       -6.91        11/20/98
AIM Income Fund                                     -3.44           N/A         N/A        0.78        08/04/97
AIM Intermediate Government Fund                     3.32           N/A         N/A        3.20        08/04/97
AIM Municipal Bond Fund                              3.52           N/A         N/A        3.84        08/04/97
AIM Short Term Bond Fund                              N/A           N/A         N/A         N/A             N/A
AIM Total Return Bond Fund                            N/A           N/A         N/A         N/A        12/31/01

YIELDS

         The 30-day yields for each of the named Funds are as follows:

                                                     30 DAYS ENDED
                                                     JULY 31, 2002
                                    -----------------------------------------------
                                    CLASS A       CLASS B      CLASS C      CLASS R
                                    --------     --------     --------     --------

AIM High Yield Fund                    10.64%       10.37%       10.37%         N/A
AIM High Yield Fund II                  9.49         9.18         9.18          N/A
AIM Income Fund                         6.58         6.13         6.13         6.72%
AIM Intermediate Government Fund        4.17         3.64         3.64         4.13
AIM Municipal Bond Fund                 3.74         3.18         3.18          N/A
AIM Short Term Bond Fund*                N/A          N/A          N/A          N/A
AIM Total Return Bond Fund**            2.93         2.31         2.31          N/A

*    Commenced operations on August 30, 2002.

**   Commenced operations on December 31, 2001.

         The tax equivalent yield, assuming a tax rate of 38.6% for Class A shares, Class B shares and Class C shares of AIM Municipal Bond Fund are as follows:

                                    TAX-EQUIVALENT YIELD
                                       JULY 31, 2002
                           -------------------------------------
                            CLASS A       CLASS B       CLASS C
                           ---------     ---------     ---------

AIM Municipal Bond Fund         6.09%         5.18%         5.18%

         The 7-day annualized yield for AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares of AIM Money Market Fund are as follows:

                                            7 DAYS ENDED
                                           JULY 31, 2002
                       -----------------------------------------------------
                       CASH RESERVE     CLASS B       CLASS C       CLASS R
                       ------------    ---------     ---------     ---------

AIM Money Market Fund         0.87%         0.10%         0.11%         0.59%

DISTRIBUTION RATES

         The distribution rates for each of the named Funds are as follows:

                                                         30 DAYS ENDED
                                                         JULY 31, 2002
                                      ---------------------------------------------------
30-DAY:                                CLASS A       CLASS B       CLASS C       CLASS R
----------------------------------    ---------     ---------     ---------     ---------

AIM High Yield Fund                       11.08%        10.81%        10.84%          N/A
AIM High Yield Fund II                     8.98          8.54          8.54           N/A
AIM Income Fund                            6.64          6.18          6.19          6.68
AIM Intermediate Government Fund           4.74          4.25          4.27          4.72
AIM Limited Maturity Treasury Fund          N/A           N/A           N/A           N/A
AIM Municipal Bond Fund                    4.47          3.94          3.95           N/A
AIM Short Term Bond Fund*                   N/A           N/A           N/A           N/A
AIM Total Return Bond Fund**               3.81          3.24          3.24           N/A

                                                  12 MONTHS ENDED
                                                   JULY 31, 2002
                                      -------------------------------------
12-MONTH:                              CLASS A       CLASS B       CLASS C
----------------------------------    ---------     ---------     ---------

AIM High Yield Fund                       13.45%        13.17%        13.21%
AIM High Yield Fund II                    12.68         12.33         12.33
AIM Income Fund                            6.87          6.38          6.40
AIM Intermediate Government Fund           4.67          4.15          4.17
AIM Limited Maturity Treasury Fund         3.06           N/A           N/A
AIM Municipal Bond Fund                    4.48          3.95          3.96
AIM Short Term Bond Fund*                   N/A           N/A           N/A
AIM Total Return Bond Fund**                N/A           N/A           N/A


*    Commenced operations on August 30, 2002.

**   Commenced operations on December 31, 2001.

                              FINANCIAL STATEMENTS






                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Yield Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BONDS & NOTES-95.32%

AEROSPACE & DEFENSE-1.10%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $ 8,135,000   $  8,501,075
-------------------------------------------------------------------------
Sequa Corp.-Class A, Sr. Unsec. Notes, 9.00%,
  08/01/09                                       1,770,000      1,770,000
=========================================================================
                                                               10,271,075
=========================================================================

AIRLINES-1.02%

Air Canada (Canada), Sr. Unsec. Yankee Notes,
  10.25%, 03/15/11                               5,445,000      3,566,475
-------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                         7,780,000      6,029,500
=========================================================================
                                                                9,595,975
=========================================================================

ALUMINUM-0.33%

Jorgensen (Earle M.) Co., Sr. Sec. Notes,
  9.75%, 06/01/12(a)                             3,115,000      3,068,275
=========================================================================

APPAREL RETAIL-2.00%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                               8,945,000      9,481,700
-------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Notes, 9.90%,
  12/15/05                                       5,325,000      5,245,125
-------------------------------------------------------------------------
Mothers Work, Inc., Sr. Notes, 11.25%,
  08/01/10                                       4,010,000      3,991,999
=========================================================================
                                                               18,718,824
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.94%

Perry Ellis International, Inc., Sr. Sec.
  Notes, 9.50%, 03/15/09 (Acquired 03/15/02;
  Cost $1,765,203)(b)                            1,810,000      1,837,150
-------------------------------------------------------------------------
Russell Corp., Sr. Notes, 9.25%, 05/01/10(a)     2,640,000      2,719,200
-------------------------------------------------------------------------
Samsonite Corp., Sr. Unsec. Sub. Notes,
  10.75%, 06/15/08                                 150,000        125,250
-------------------------------------------------------------------------
William Carter Co. (The), Sr. Unsec. Gtd.
  Sub. Notes, 10.88%, 08/15/11                   3,805,000      4,109,400
=========================================================================
                                                                8,791,000
=========================================================================

AUTO PARTS & EQUIPMENT-1.33%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08              8,880,000      9,368,400
-------------------------------------------------------------------------
Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Notes, 8.63%, 04/15/12                      425,000        429,250
-------------------------------------------------------------------------
Intermet Corp., Sr. Notes, 9.75%, 06/15/09(a)    2,670,000      2,670,000
-------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(c)(d)                                23,770,000          2,377
=========================================================================
                                                               12,470,027
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


BANKS-0.40%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                              $ 3,845,000   $  3,748,875
=========================================================================

BROADCASTING & CABLE TV-13.07%

Acme Communications, Inc.-Series B, Sr.
  Unsec. Unsub. Gtd. Notes, 10.88%, 09/30/04    12,355,000     12,231,450
-------------------------------------------------------------------------
Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(d)                                    4,220,000      1,371,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(d)          9,595,000      3,118,375
-------------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  (Canada), Sr. Unsec. Sub. Yankee Notes,
  13.00%, 12/15/09                               6,960,000      7,482,000
-------------------------------------------------------------------------
Charter Communications Holdings, LLC/
  Charter Communications Holdings
  Capital Corp.,
  Sr. Unsec. Disc. Notes, 9.92%, 04/01/11(e)    25,190,000     10,957,650
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11        3,975,000      2,643,375
-------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 7.65%, 09/15/10                  3,590,000      3,379,411
-------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb., 11.20%, 11/15/07           9,395,000      8,314,575
-------------------------------------------------------------------------
Corus Entertainment Inc. (Canada), Sr. Unsec.
  Sub. Yankee Notes, 8.75%, 03/01/12             2,135,000      2,124,325
-------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11                                4,200,000      3,297,000
-------------------------------------------------------------------------
Echostar Broadband Corp., Sr. Unsec. Notes,
  10.38%, 10/01/07                               4,605,000      4,420,800
-------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Notes,
  10.25%, 11/01/07                               1,959,044      2,071,689
-------------------------------------------------------------------------
Insight Midwest, L.P., Sr. Unsec. Notes,
  10.50%, 11/01/10                               6,435,000      5,373,225
-------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(e)                    18,240,000      5,426,400
-------------------------------------------------------------------------
LIN Holdings Corp., Sr. Unsec. Disc. Notes,
  10.00%, 03/01/08(e)                            6,135,000      5,797,575
-------------------------------------------------------------------------
Mediacomm LLC, Sr. Unsec. Notes, 9.50%,
  01/15/13                                       8,140,000      5,657,300
-------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09             17,740,000      3,326,250
-------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                         7,700,000      3,580,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 12.50%, 08/01/07            14,500,000      7,177,500
-------------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 8.88%, 07/01/11                    6,595,000      6,644,462
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Notes, 9.00%, 07/01/11  $ 5,070,000   $  5,146,050
-------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 8.75%, 12/15/11               4,410,000      4,432,050
-------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.63%, 11/01/09               3,409,000      3,340,820
-------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee
  Notes,
  11.25%, 02/01/10(c)                           12,385,000      1,114,650
-------------------------------------------------------------------------
  11.50%, 02/01/10(c)                            8,200,000        738,000
-------------------------------------------------------------------------
Young Broadcasting Inc.,
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 01/15/06                                  785,000        722,200
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 8.50%, 12/15/08    2,630,000      2,643,150
=========================================================================
                                                              122,532,282
=========================================================================

BUILDING PRODUCTS-2.43%

Associated Materials Inc., Sr. Unsec. Sub.
  Notes, 9.75%, 04/15/12(a)                      1,780,000      1,824,500
-------------------------------------------------------------------------
Atrium Cos., Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 05/01/09                   2,660,000      2,673,300
-------------------------------------------------------------------------
Brand Services, Inc., Sr. Unsec. Notes,
  10.25%, 02/15/08                               9,930,000      9,582,450
-------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        8,720,000      8,720,000
=========================================================================
                                                               22,800,250
=========================================================================

CASINOS & GAMBLING-4.76%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                        7,925,000      8,519,375
-------------------------------------------------------------------------
Boyd Gaming Corp.,
  Sr. Unsec. Gtd. Notes, 9.25%, 08/01/09         5,000,000      5,275,000
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.75%, 04/15/12         4,450,000      4,527,875
-------------------------------------------------------------------------
Herbst Gaming, Inc.-Series B, Sr. Sec. Notes,
  10.75%, 09/01/08                               4,450,000      4,628,044
-------------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. First Mortgage
  Notes, 13.00%, 08/01/06                        6,075,000      6,591,375
-------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                        4,630,000      5,000,400
-------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12               1,370,000      1,370,000
-------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                         5,235,000      5,117,212
-------------------------------------------------------------------------
Venetian Casino Resort LLC, 2nd Mortgage
  Notes, 11.00%, 06/15/10(a)                     3,565,000      3,582,825
=========================================================================
                                                               44,612,106
=========================================================================

COMMODITY CHEMICALS-0.62%

ISP Chemo Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 07/01/11                        3,590,000      3,482,300
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

COMMODITY CHEMICALS-(CONTINUED)

Methanex Corp. (Canada), Sr. Unsec. Yankee
  Notes, 8.75%, 08/15/12                       $ 2,225,000   $  2,306,613
=========================================================================
                                                                5,788,913
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.05%

Seagate Technology LLC, Sr. Notes, 8.00%,
  05/15/09(a)                                      480,000        464,400
=========================================================================

CONSTRUCTION & ENGINEERING-1.04%

Schuff International Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08                  11,125,000      9,734,375
=========================================================================

CONSTRUCTION MATERIALS-0.73%

Dayton Superior Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 06/15/09                        7,120,000      6,835,200
=========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.46%

Terex Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 07/15/11                                4,260,000      4,281,300
=========================================================================

DISTILLERS & VINTNERS-0.27%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12        2,430,000      2,515,050
=========================================================================

DISTRIBUTORS-0.09%

AmeriGas Partners, L.P., Sr. Unsec. Notes,
  8.88%, 05/20/11                                  810,000        830,250
=========================================================================

DIVERSIFIED CHEMICALS-1.58%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08        4,630,000      4,259,600
-------------------------------------------------------------------------
Huntsman International LLC, Sr. Notes, 9.88%,
  03/01/09(a)                                    5,455,000      5,509,550
-------------------------------------------------------------------------
Millennium America, Inc.,
  Sr. Notes, 9.25%, 06/15/08(a)                  2,215,000      2,281,450
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 9.25%, 06/15/08    2,720,000      2,801,600
=========================================================================
                                                               14,852,200
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.81%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                   7,585,000      7,622,925
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.56%

LBI Media Inc., Sr. Sub. Notes, 10.13%,
  07/15/12(a)                                    5,340,000      5,259,900
=========================================================================

DIVERSIFIED METALS & MINING-0.04%

Centaur Mining and Exploration Ltd.
  (Australia), Sr. Gtd. Yankee Notes, 11.00%,
  12/01/07(c)                                   28,800,000        360,000
=========================================================================

DRUG RETAIL-0.44%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                                6,175,000      4,106,375
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

ELECTRIC UTILITIES-2.08%

AES Corp. (The),
  Sr. Unsec. Notes, 8.75%, 06/15/08            $ 6,330,000   $  2,500,350
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 06/01/09              1,505,000        624,559
-------------------------------------------------------------------------
  Unsec. Putable Unsub. ROARS Notes, 7.38%,
  06/15/03                                       1,615,000        896,325
-------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                       9,235,000      4,756,025
-------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.63%,
  08/15/10                                       4,010,000      1,904,750
-------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                6,280,000      4,301,800
-------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                              11,150,000      4,515,750
=========================================================================
                                                               19,499,559
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.34%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                       5,530,000      5,585,300
-------------------------------------------------------------------------
Knowles Electronics Inc., Sr. Unsec. Gtd.
  Sub. Notes, 13.13%, 10/15/09                   9,860,000      6,951,300
=========================================================================
                                                               12,536,600
=========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.83%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Notes, 8.13%, 05/01/12             3,835,000      3,815,825
-------------------------------------------------------------------------
Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                       4,410,000      3,946,950
=========================================================================
                                                                7,762,775
=========================================================================

EMPLOYMENT SERVICES-0.62%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                        8,890,000      5,822,950
=========================================================================

ENVIRONMENTAL SERVICES-0.68%

Allied Waste North America Inc.-Series B,
  Sr. Gtd. Sub. Notes, 8.50%, 12/01/08           3,465,000      3,135,825
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 10.00%,
  08/01/09                                       3,600,000      3,258,000
=========================================================================
                                                                6,393,825
=========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.40%

IMC Global Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 11.25%, 06/01/11                        3,520,000      3,748,800
=========================================================================

FOOD DISTRIBUTORS-0.82%

Fleming Cos., Inc.-Series D, Sr. Unsec. Gtd.
  Sub. Notes, 10.63%, 07/31/07                   6,240,000      5,990,400
-------------------------------------------------------------------------
Roundy's Inc., Sr. Sub. Notes, 8.88%,
  06/15/12(a)                                    1,665,000      1,665,000
=========================================================================
                                                                7,655,400
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


FOOD RETAIL-0.36%

Pathmark Stores, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 8.75%, 02/01/12                       $ 3,420,000   $  3,385,800
=========================================================================

FOREST PRODUCTS-0.81%

Louisiana-Pacific Corp., Sr. Unsec. Sub.
  Notes, 10.88%, 11/15/08                        2,450,000      2,584,750
-------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08       5,180,000      4,998,700
=========================================================================
                                                                7,583,450
=========================================================================

GAS UTILITIES-0.84%

El Paso Energy Partners, L.P.,
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  8.50%, 06/01/11                                2,505,000      2,367,225
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 8.50%,
  06/01/11(a)                                    5,875,000      5,551,875
=========================================================================
                                                                7,919,100
=========================================================================

GENERAL MERCHANDISE STORES-0.91%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                        9,600,000      8,496,000
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.29%

Vanguard Health Systems, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.75%, 08/01/11               2,635,000      2,700,875
=========================================================================

HEALTH CARE EQUIPMENT-1.29%

CONMED Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 03/15/08                                2,140,000      2,150,700
-------------------------------------------------------------------------
Radiologix, Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 10.50%, 12/15/08                        6,190,000      6,313,800
-------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                3,420,000      3,625,200
=========================================================================
                                                               12,089,700
=========================================================================

HEALTH CARE FACILITIES-2.42%

Hanger Orthopedic Group, Inc.,
  Sr. Sub. Notes, 11.25%, 06/15/09               4,750,000      4,773,750
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 10.38%,
  02/15/09                                         840,000        869,400
-------------------------------------------------------------------------
InSight Health Services Corp.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 9.88%, 11/01/11        2,215,000      2,226,075
-------------------------------------------------------------------------
Magellan Health Services, Inc., Sr. Notes,
  9.38%, 11/15/07(a)                             2,620,000      2,109,100
-------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                                5,310,000      5,442,750
-------------------------------------------------------------------------
Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 05/01/09                    2,665,000      2,784,925
-------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Notes, 10.00%,
  12/15/11                                       4,275,000      4,435,312
=========================================================================
                                                               22,641,312
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

HEALTH CARE SUPPLIES-0.79%

DJ Orthopedics LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                      $ 6,775,000   $  7,452,500
=========================================================================

HOME FURNISHINGS-2.21%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09              4,230,000      3,384,000
-------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 13.38%, 10/15/09       8,395,000      8,436,975
-------------------------------------------------------------------------
Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                         8,130,000      6,951,150
-------------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 12.75%, 08/15/07                   2,025,000      1,954,125
=========================================================================
                                                               20,726,250
=========================================================================

HOMEBUILDING-2.96%

Beazer Homes USA, Inc., Sr. Notes, 8.38%,
  04/15/12(a)                                    3,515,000      3,515,000
-------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                   3,400,000      3,587,000
-------------------------------------------------------------------------
Schuler Homes, Inc.,
  Class A, Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 07/15/11                               3,575,000      3,610,750
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08         4,050,000      4,070,250
-------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Notes,
  9.00%, 07/01/10(a)                             6,170,000      5,830,650
-------------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.63%, 02/15/11                        7,100,000      7,135,500
=========================================================================
                                                               27,749,150
=========================================================================

HOTELS, RESORTS & CRUISE LINES-2.71%

Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                1,805,000      1,710,237
-------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Yankee
  Notes, 10.50%, 02/01/10                        5,990,000      6,199,650
-------------------------------------------------------------------------
John Q Hammons Hotels, 1st Mortgage Notes,
  8.88%, 05/15/12(a)                             3,510,000      3,360,825
-------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas),
  Sr. Sub. Yankee Notes, 8.88%, 08/15/11
  (Acquired 05/09/02; Cost $2,884,000)(b)        2,800,000      2,842,000
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Yankee Notes, 8.88%,
  08/15/11                                       1,580,000      1,607,650
-------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., Sr. Unsec.
  Unsub. Notes, 8.75%, 02/02/11                  6,740,000      6,133,400
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Notes, 7.88%, 05/01/12(a)                      3,775,000      3,595,687
=========================================================================
                                                               25,449,449
=========================================================================

HOUSEHOLD APPLIANCES-0.61%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                               5,850,000      5,762,250
=========================================================================

HOUSEWARES & SPECIALTIES-0.29%

Johnsondiversey Inc., Sr. Sub. Notes, 9.63%,
  05/15/12(a)                                    2,625,000      2,730,000
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


INDUSTRIAL MACHINERY-0.39%

Actuant Corp., Sr. Unsec. Gtd. Sub. Notes,
  13.00%, 05/01/09                             $   856,000   $    988,680
-------------------------------------------------------------------------
NMHG Holdings Co., Sr. Unsec. Gtd. Notes,
  10.00%, 05/15/09(a)                            2,630,000      2,643,150
=========================================================================
                                                                3,631,830
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.21%

American Media Operations, Inc.-Series B, Sr.
  Unsec. Gtd. Notes, 10.25%, 05/01/09            2,500,000      2,606,250
-------------------------------------------------------------------------
ICG Services, Inc., Sr. Unsec. Disc. Notes,
  10.00%, 02/15/08(c)(e)                        64,905,000        324,525
-------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      10,720,000      7,772,000
-------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                       7,860,000      2,161,500
-------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                        6,400,000      6,432,000
-------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Notes,
  6.13%, 11/15/08                                2,000,000      1,445,000
=========================================================================
                                                               20,741,275
=========================================================================

LEISURE FACILITIES-1.03%

Six Flags, Inc., Sr. Unsec. Notes,
  8.88%, 02/01/10                                4,750,000      4,655,000
-------------------------------------------------------------------------
  9.50%, 02/01/09                                2,185,000      2,185,000
-------------------------------------------------------------------------
  9.75%, 06/15/07                                2,835,000      2,849,175
=========================================================================
                                                                9,689,175
=========================================================================

LIFE & HEALTH INSURANCE-0.14%

Conseco, Inc., Sr. Unsec. Gtd. Notes,
  8.75%, 08/09/06 (Acquired 07/19/01; Cost
  $1,639,950)(b)(c)                              1,740,000        478,500
-------------------------------------------------------------------------
  10.75%, 06/15/09 (Acquired 06/26/01; Cost
  $2,677,914)(b)(c)                              2,710,000        799,450
=========================================================================
                                                                1,277,950
=========================================================================

METAL & GLASS CONTAINERS-2.00%

Graphic Packaging Corp., Sr. Unsec. Gtd. Sub.
  Notes, 8.63%, 02/15/12(a)                      3,425,000      3,407,875
-------------------------------------------------------------------------
Greif Bros. Corp.-Class A, Sr. Sub. Notes,
  8.88%, 08/01/12(a)                             4,445,000      4,433,887
-------------------------------------------------------------------------
Jarden Corp., Sr. Sub. Notes, 9.75%,
  05/01/12(a)                                    6,205,000      5,894,750
-------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Notes, 10.75%, 09/01/11                        4,535,000      4,875,125
-------------------------------------------------------------------------
Stone Container Corp., Sr. Notes, 8.38%,
  07/01/12(a)                                      150,000        151,500
=========================================================================
                                                               18,763,137
=========================================================================

MOVIES & ENTERTAINMENT-1.52%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                        10,320,000      9,855,600
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
MOVIES & ENTERTAINMENT-(CONTINUED)

Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                 $ 4,515,000   $  4,424,700
=========================================================================
                                                               14,280,300
=========================================================================

OFFICE SERVICES & SUPPLIES-0.34%

Mail Well I Corp., Sr. Unsec. Gtd. Notes,
  9.63%, 03/15/12(a)                             3,950,000      3,179,750
=========================================================================

OIL & GAS DRILLING-1.00%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                               8,765,000      9,400,463
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.98%

Hanover Equipment Trust
  2001 A, Sr. Sec. Notes, 8.50%, 09/01/08(a)     2,640,000      2,191,200
-------------------------------------------------------------------------
  2001 B, Sr. Sec. Notes, 8.75%, 09/01/11(a)       880,000        734,800
-------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                       6,335,000      6,239,975
=========================================================================
                                                                9,165,975
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.36%

Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                         2,720,000      2,720,000
-------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                        7,820,000      8,015,500
-------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                      12,785,000     13,360,325
-------------------------------------------------------------------------
Pogo Producing Co.-Series B, Sr. Unsec. Sub.
  Notes, 10.38%, 02/15/09                        4,880,000      5,270,400
-------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                2,200,000      2,101,000
=========================================================================
                                                               31,467,225
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.89%

Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                       11,895,000      9,218,625
-------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                   8,000,000      8,520,000
=========================================================================
                                                               17,738,625
=========================================================================

PACKAGED FOODS & MEATS-0.28%

Dole Foods Co., Inc., Sr. Unsec. Notes,
  7.25%, 05/01/09                                2,610,000      2,614,072
=========================================================================

PAPER PRODUCTS-1.03%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08              5,390,000      5,430,425
-------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Yankee Notes, 7.75%, 03/15/12             4,255,000      4,201,132
=========================================================================
                                                                9,631,557
=========================================================================

PERSONAL PRODUCTS-2.70%

Armkel LLC, Sr. Sub. Notes, 9.50%, 08/15/09      3,160,000      3,294,300
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

PERSONAL PRODUCTS-(CONTINUED)

Elizabeth Arden, Inc.,
  Sr. Notes, 10.38%, 05/15/07                  $ 3,190,000   $  2,982,650
-------------------------------------------------------------------------
  Sr. Sec. Notes, 11.75%, 02/01/11               9,565,000      9,708,475
-------------------------------------------------------------------------
Herbalife International, Inc., Sr. Sub.
  Notes, 11.75%, 07/15/10(a)                     3,560,000      3,542,200
-------------------------------------------------------------------------
Playtex Products, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.38%, 06/01/11                         5,420,000      5,772,300
=========================================================================
                                                               25,299,925
=========================================================================

PHARMACEUTICALS-1.66%

aaiPharma Inc., Sr. Sub. Notes, 11.00%,
  04/01/10(a)                                   10,240,000      9,574,400
-------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                         6,120,000      5,945,702
=========================================================================
                                                               15,520,102
=========================================================================

RAILROADS-2.95%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Notes, 9.50%, 10/01/08                         5,739,000      6,198,120
-------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10             13,705,000     14,218,938
-------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Disc. Yankee Deb., 11.75%, 06/15/09            7,563,000      7,260,480
=========================================================================
                                                               27,677,538
=========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.17%

Host Marriott LP
  Series E, Sr. Sec. Gtd. Notes,
  8.38%, 02/15/06                                  300,000        292,500
-------------------------------------------------------------------------
  Series I, Unsec. Gtd. Notes, 9.50%,
  01/15/07                                       4,900,000      4,900,000
-------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  570,000        589,950
-------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Notes, 9.13%, 01/15/11                         4,430,000      4,208,500
-------------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Gtd. Notes,
  9.75%, 03/01/12                                  980,000        984,900
=========================================================================
                                                               10,975,850
=========================================================================

RESTAURANTS-0.10%

Perkins Family Restaurants, L.P.-Series B,
  Sr. Unsec. Notes, 10.13%, 12/15/07               970,000        955,450
=========================================================================

SEMICONDUCTORS-0.56%

ON Semiconductor Corp., Sr. Sec. Gtd. Notes,
  12.00%, 05/15/08(a)                            6,215,000      5,251,675
=========================================================================

SPECIALTY CHEMICALS-0.32%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                3,110,000      3,001,150
=========================================================================

SPECIALTY STORES-2.64%

Cole National Group, Inc., Sr. Sub. Notes,
  8.88%, 05/15/12(a)                             1,730,000      1,721,350
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
SPECIALTY STORES-(CONTINUED)

CSK Auto, Inc.,
  Series A, Sr. Gtd. Sub. Deb., 11.00%,
  11/01/06                                     $ 7,325,000   $  7,727,875
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 12.00%, 06/15/06        4,010,000      4,270,650
-------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 11/01/11                   4,390,000      4,741,200
-------------------------------------------------------------------------
Petro Stopping Centers LP, Sr. Unsec. Notes,
  10.50%, 02/01/07                               2,160,000      2,062,800
-------------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                   4,085,000      4,207,550
=========================================================================
                                                               24,731,425
=========================================================================

STEEL-0.29%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.75%,
  06/15/12(a)                                    2,690,000      2,703,450
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-2.20%

Filtronic PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 10.00%, 12/01/05                 8,440,000      6,688,700
-------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                               6,940,000      3,782,300
-------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Series B, Sr. Unsec. Sub. Notes, 12.50%,
  11/15/10                                       9,600,000      3,888,000
-------------------------------------------------------------------------
  Sr. Disc. Notes, 12.00%, 07/15/08(e)          13,470,000      4,108,350
-------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(e)    8,660,000      2,165,000
=========================================================================
                                                               20,632,350
=========================================================================

TEXTILES-0.87%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                       8,000,000      8,200,000
=========================================================================

TRUCKING-1.99%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                   3,005,000      3,162,763
-------------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(a)                    14,865,000     15,533,925
=========================================================================
                                                               18,696,688
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.37%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(f)                         8,440,000      2,405,400
-------------------------------------------------------------------------
Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes,
  12.50%, 02/01/11                               8,630,000      3,279,400
-------------------------------------------------------------------------
  13.63%, 08/15/11                               1,545,000        618,000
-------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(e)                     2,725,000        504,125
-------------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(e)    8,780,000      6,189,900
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11             6,585,000      4,543,650
-------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 14.00%, 10/01/10(e)                    16,795,000      2,771,175
-------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(e)                                    8,995,000      1,484,175
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                             $13,320,000   $  4,728,600
-------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Notes,
  12.00%, 11/01/08                              11,465,000      8,312,125
-------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 01/15/11                               2,679,000      2,270,453
-------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.38%, 02/01/11                                1,760,000      1,152,800
-------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Sub. Notes, 14.00%, 04/15/10(e)         17,190,000      1,418,175
-------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)          4,580,000      1,259,500
=========================================================================
                                                               40,937,478
=========================================================================
    Total Bonds & Notes (Cost $1,148,761,288)                 893,529,737
=========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-1.39%

AEROSPACE & DEFENSE-0.00%

Earthwatch Inc.-Series C,
  $0.30 PIK Conv. Pfd. (Acquired 09/15/99-
  06/21/02; Cost $65,475)(b)                     2,135,750         21,357
-------------------------------------------------------------------------
  $1.20, Conv. Pfd. (Acquired 03/14/97-
  06/21/02; Cost $208,406)(b)                      132,980          2,660
=========================================================================
                                                                   24,017
=========================================================================

BROADCASTING & CABLE TV-0.37%

CSC Holdings Inc.-Series M, 11.13% Pfd.             69,120      3,386,880
=========================================================================

MARINE PORTS & SERVICES-0.09%

First Wave Marine, Inc.(d)(g)                       43,705        885,026
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.00%

World Access, Inc.-Series D, $45.00 Conv.
  Pfd. (Acquired 03/03/00; Cost
  $16,365,448)(b)(d)(g)                             16,707             17
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.93%

Celcaribe S.A., Ordinary Trust Ctfs.
  (Acquired 05/17/94-01/23/97; Cost
  $0)(b)(d)(g)                                   2,276,400         22,764
-------------------------------------------------------------------------
Dobson Communications Corp.,
  12.25% PIK Pfd.                                   29,036      8,710,829
=========================================================================
                                                                8,733,593
=========================================================================
    Total Stocks & Other Equity Interests
      (Cost $70,826,635)                                       13,029,533
=========================================================================

WARRANTS-0.12%

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98-02/01/00; Cost
  $270)(b)(d)(h)                                    47,295            473
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

CONSTRUCTION MATERIALS-0.01%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(b)(h)                                     9,580   $     98,195
=========================================================================

GENERAL MERCHANDISE STORES-0.02%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost $0)(b)(h)       13,500        138,375
=========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B-Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(b)(h)                                    20,195            202
-------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost $0)(b)(h)       20,195            202
-------------------------------------------------------------------------
Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost $0)(b)(h)                 2,025         21,262
=========================================================================
                                                                   21,666
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  4/15/08(h)                                            35              9
-------------------------------------------------------------------------
PF.Net Communications, Inc.-Wts., expiring
  05/15/10 (Acquired 07/19/00; Cost $0)(b)(h)       18,200            182
=========================================================================
                                                                      191
=========================================================================

RAILROADS-0.07%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(b)(h)                14,375        650,469
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

TELECOMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(h)                              68,302   $      6,830
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.02%

Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(b)(h)                27,480            275
-------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(b)(h)                           5,880          1,470
-------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(b)(h)                13,320          3,330
-------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(b)(h)                          15,155            152
-------------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(b)(h)                25,910        210,519
=========================================================================
                                                                  215,746
=========================================================================
    Total Warrants (Cost $778,755)                              1,131,945
=========================================================================

MONEY MARKET FUNDS-0.05%

STIC Liquid Assets Portfolio(i)                    233,544        233,544
-------------------------------------------------------------------------
STIC Prime Portfolio(i)                            233,544        233,544
=========================================================================
    Total Money Market Funds (Cost $467,088)                      467,088
=========================================================================
TOTAL INVESTMENTS-96.88% (Cost
  $1,220,833,766)                                             908,158,303
=========================================================================
OTHER ASSETS LESS LIABILITIES-3.12%                            29,283,983
=========================================================================
NET ASSETS-100.00%                                           $937,442,286
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
Dep.   - Depositary
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
ROARS  - Remarketable or Redeemable Securities
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/02 was $7,129,004, which represented 0.76% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(g) Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $1,220,833,766)                              $908,158,303
-----------------------------------------------------------
Receivables for:
  Investments sold                               13,765,809
-----------------------------------------------------------
  Fund shares sold                                2,719,847
-----------------------------------------------------------
  Dividends and interest                         25,482,867
-----------------------------------------------------------
Investment for deferred compensation plan            96,624
-----------------------------------------------------------
Other assets                                         51,768
===========================================================
    Total assets                                950,275,218
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,290,632
-----------------------------------------------------------
  Fund shares reacquired                          3,086,384
-----------------------------------------------------------
  Dividends                                       4,307,738
-----------------------------------------------------------
  Deferred compensation plan                         96,624
-----------------------------------------------------------
Accrued distribution fees                           659,857
-----------------------------------------------------------
Accrued trustees' fees                                1,335
-----------------------------------------------------------
Accrued transfer agent fees                         208,265
-----------------------------------------------------------
Accrued operating expenses                          182,097
===========================================================
    Total liabilities                            12,832,932
===========================================================
Net assets applicable to shares outstanding    $937,442,286
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $417,973,856
___________________________________________________________
===========================================================
Class B                                        $469,408,225
___________________________________________________________
===========================================================
Class C                                        $ 50,060,205
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         112,940,894
___________________________________________________________
===========================================================
Class B                                         126,408,481
___________________________________________________________
===========================================================
Class C                                          13,516,902
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       3.70
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $3.70 divided by
      95.25%)                                  $       3.88
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       3.71
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       3.70
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                      $ 156,230,177
-----------------------------------------------------------
Dividends                                         3,623,075
-----------------------------------------------------------
Dividends from affiliated money market funds        666,386
===========================================================
    Total investment income                     160,519,638
===========================================================

EXPENSES:

Advisory fees                                     6,811,857
-----------------------------------------------------------
Administrative services fees                        205,198
-----------------------------------------------------------
Custodian fees                                      112,427
-----------------------------------------------------------
Distribution fees -- Class A                      1,478,678
-----------------------------------------------------------
Distribution fees -- Class B                      6,539,461
-----------------------------------------------------------
Distribution fees -- Class C                        683,287
-----------------------------------------------------------
Transfer agent fees                               3,118,954
-----------------------------------------------------------
Trustees' fees                                       15,053
-----------------------------------------------------------
Other                                               576,633
===========================================================
    Total expenses                               19,541,548
===========================================================
Less: Fees waived                                    (6,338)
-----------------------------------------------------------
    Expenses paid indirectly                        (71,840)
===========================================================
    Net expenses                                 19,463,370
===========================================================
Net investment income                           141,056,268
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                   (486,124,409)
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                         148,209,888
===========================================================
Net gain (loss) from investment securities     (337,914,521)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                   $(196,858,253)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                   2002               2001
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income                                       $   141,056,268    $   214,139,633
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (486,124,409)      (521,648,172)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         148,209,888       (132,633,058)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (196,858,253)      (440,141,597)
================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (69,550,001)      (101,172,746)
------------------------------------------------------------------------------------------------
  Class B                                                         (71,741,714)      (102,753,707)
------------------------------------------------------------------------------------------------
  Class C                                                          (7,514,536)       (10,213,180)
------------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                                  --         (4,772,897)
------------------------------------------------------------------------------------------------
  Class B                                                                  --         (5,196,404)
------------------------------------------------------------------------------------------------
  Class C                                                                  --           (519,501)
------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                                  --         (1,659,640)
------------------------------------------------------------------------------------------------
  Class B                                                                  --         (1,806,903)
------------------------------------------------------------------------------------------------
  Class C                                                                  --           (180,642)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (111,693,259)       (73,156,301)
------------------------------------------------------------------------------------------------
  Class B                                                        (114,155,181)      (114,095,709)
------------------------------------------------------------------------------------------------
  Class C                                                         (13,464,843)         4,602,693
================================================================================================
    Net increase (decrease) in net assets                        (584,977,787)      (851,066,534)
================================================================================================

NET ASSETS:

  Beginning of year                                             1,522,420,073      2,373,486,607
================================================================================================
  End of year                                                 $   937,442,286    $ 1,522,420,073
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 2,988,969,233    $ 3,228,343,419
------------------------------------------------------------------------------------------------
  Undistributed net investment income                             (12,425,446)        (6,179,915)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (1,726,426,038)    (1,236,619,015)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (312,675,463)      (463,124,416)
================================================================================================
                                                              $   937,442,286    $ 1,522,420,073
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the New York Stock Exchange ("NYSE"). Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/ event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased by $3,743,517, undistributed net realized gains decreased by $3,682,614 and paid-in capital decreased by $60,903 as a result of bond premium reclassifications, sales of defaulted bonds and other reclassifications. Net assets of the fund were unaffected by the reclassifications.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $1,314,524,641 as of July 31, 2002 which expires as follows:

    CAPITAL LOSS
    CARRYFORWARD              EXPIRATION
    ------------            ---------------
   $    3,132,878            July 31, 2003
   ----------------------------------------
      115,531,161            July 31, 2006
   ----------------------------------------
      297,433,797            July 31, 2007
   ----------------------------------------
      297,100,942            July 31, 2008
   ----------------------------------------
      131,908,743            July 31, 2009
   ----------------------------------------
      469,417,120            July 31, 2010
   ========================================
   $1,314,524,641
    _______________________________________
   ========================================


       As of July 31, 2002, the Fund has a post-October capital loss deferral of $383,050,893 which will be recognized in the following tax year.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $2,239,065 reduction in the cost of securities and a corresponding $2,239,065 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $917,784, to increase net unrealized gains and losses by $457,513 and to increase net realized gains and losses by $460,271. As a result the net investment income per share remained the same, the net realized and unrealized gains and losses per share remained the same and the ratio of net investment income to average net assets decreased by 0.07%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended July 31, 2002, AIM waived fees of $6,338.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $205,198 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $1,773,789 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $1,478,678, $6,539,461 and $683,287, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $163,249 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $250,168, $9,088 and $28,718 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $6,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $15,499 and reductions in custodian fees of $56,341 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $71,840.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                                   2002            2001
                                               ------------    ------------
Distributions paid from ordinary income        $148,806,251    $217,786,818
---------------------------------------------------------------------------
Return of capital                                        --      10,488,802
===========================================================================
                                               $148,806,251    $228,275,620
___________________________________________________________________________
===========================================================================


  As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                    $     3,162,374
----------------------------------------------------------------
Capital loss carryforward                         (1,314,524,641)
----------------------------------------------------------------
Unrealized appreciation (depreciation)              (740,164,680)
================================================================
                                                 $(2,051,526,947)
________________________________________________________________
================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31 and other timing differences.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $736,354,344 and $966,982,022, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $  11,078,060
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (338,386,101)
==========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $(327,308,041)
__________________________________________________________
==========================================================
Cost of investments for tax purposes is $1,235,466,344.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT           SHARES          AMOUNT
                                                              -----------    -------------    ------------    -------------
Sold:
  Class A                                                      61,671,459    $ 274,866,210      88,790,617    $ 503,250,413
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      28,855,909      131,251,628      36,141,916      204,218,189
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,361,669       32,891,393      10,285,951       58,789,265
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       9,782,026       43,420,316      12,173,551       68,377,402
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       7,389,848       32,867,780       8,839,237       49,784,875
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         918,849        4,077,812       1,176,597        6,579,431
===========================================================================================================================
Reacquired:
  Class A                                                     (97,447,190)    (429,979,785)   (112,890,159)    (644,784,116)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (63,245,842)    (278,274,589)    (63,698,704)    (368,098,773)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (11,408,493)     (50,434,048)    (10,589,223)     (60,766,003)
===========================================================================================================================
                                                              (56,121,765)   $(239,313,283)    (29,770,217)   $(182,649,317)
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                         ----------------------------------------------------------------------------------------
                                            YEAR ENDED JULY 31,       SEVEN MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                         --------------------------      JULY 31,          --------------------------------------
                                           2002              2001          2000               1999          1998          1997
                                         --------          --------   ------------------   ----------    ----------    ----------
Net asset value, beginning of period     $   4.92          $   7.00       $     8.07       $     8.77    $    10.16    $     9.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.49(a)           0.68             0.47             0.85          0.92          0.90
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          (1.19)            (2.03)           (1.03)           (0.66)        (1.40)         0.28
=================================================================================================================================
    Total from investment operations        (0.70)            (1.35)           (0.56)            0.19         (0.48)         1.18
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.52)            (0.69)           (0.49)           (0.87)        (0.91)        (0.90)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --             (0.03)           (0.02)           (0.02)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --             (0.01)              --               --            --            --
=================================================================================================================================
    Total distributions                     (0.52)            (0.73)           (0.51)           (0.89)        (0.91)        (0.90)
=================================================================================================================================
Net asset value, end of period           $   3.70          $   4.92       $     7.00       $     8.07    $     8.77    $    10.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (15.36)%          (19.98)%          (7.12)%           2.21%        (5.10)%       12.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $417,974          $683,845       $1,056,453       $1,364,502    $1,670,863    $1,786,352
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets      1.07%(c)          0.99%            0.93%(d)         0.92%         0.85%         0.90%
=================================================================================================================================
Ratio of net investment income to
  average net assets                        11.15%(a)(c)      11.98%           10.79%(d)        10.06%         9.45%         9.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                        59%               55%              23%              79%           76%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $591,471,201.
(d)  Annualized.


                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                            YEAR ENDED JULY 31,       SEVEN MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                         --------------------------      JULY 31,          --------------------------------------
                                           2002              2001          2000               1999          1998          1997
                                         --------          --------   ------------------   ----------    ----------    ----------
Net asset value, beginning of period     $   4.93          $   7.01       $     8.07       $     8.76    $    10.16    $     9.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.45(a)           0.64             0.44             0.79          0.84          0.83
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          (1.18)            (2.03)           (1.03)           (0.66)        (1.40)         0.28
=================================================================================================================================
    Total from investment operations        (0.73)            (1.39)           (0.59)            0.13         (0.56)         1.11
=================================================================================================================================
Less distributions:
  Dividends from net investment income      (0.49)            (0.65)           (0.45)           (0.80)        (0.84)        (0.83)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --             (0.03)           (0.02)           (0.02)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                          --             (0.01)              --               --            --            --
=================================================================================================================================
    Total distributions                     (0.49)            (0.69)           (0.47)           (0.82)        (0.84)        (0.83)
=================================================================================================================================
Net asset value, end of period           $   3.71          $   4.93       $     7.01       $     8.07    $     8.76    $    10.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (15.99)%          (20.60)%          (7.49)%           1.46%        (5.90)%       11.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $469,408          $756,704       $1,206,737       $1,559,864    $1,820,899    $1,647,801
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets      1.82%(c)          1.75%            1.69%(d)         1.68%         1.61%         1.65%
=================================================================================================================================
Ratio of net investment income to
  average net assets                        10.40%(a)(c)      11.22%           10.03%(d)         9.30%         8.69%         8.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                        59%               55%              23%              79%           76%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $653,946,081.
(d)  Annualized.


                                                                             CLASS C
                                 ------------------------------------------------------------------------------------------------
                                        YEAR ENDED                                                         AUGUST 4, 1997
                                         JULY 31,           SEVEN MONTHS ENDED   YEAR ENDED DECEMBER 31,   (DATE SALES COMMENCED)
                                 ------------------------     JULY 31,           -----------------------   TO DECEMBER 31,
                                  2002             2001         2000               1999        1998             1997
                                 -------          -------   ------------------   --------    -----------   ----------------------
Net asset value, beginning of
  period                         $  4.92          $  6.99        $   8.05        $   8.74     $  10.14            $ 10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.45(a)          0.65            0.44            0.78         0.82(b)            0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                (1.18)           (2.03)          (1.03)          (0.65)       (1.38)              0.10
=================================================================================================================================
    Total from investment
      operations                   (0.73)           (1.38)          (0.59)           0.13        (0.56)              0.45
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                         (0.49)           (0.65)          (0.45)          (0.80)       (0.84)             (0.35)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                   --            (0.03)          (0.02)          (0.02)          --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of
    net investment income             --            (0.01)             --              --           --                 --
=================================================================================================================================
    Total distributions            (0.49)           (0.69)          (0.47)          (0.82)       (0.84)             (0.35)
=================================================================================================================================
Net asset value, end of period   $  3.70          $  4.92        $   6.99        $   8.05     $   8.74            $ 10.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                   (16.02)%         (20.52)%         (7.51)%          1.46%       (5.92)%             4.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $50,060          $81,871        $110,297        $129,675     $113,246            $26,177
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                        1.82%(d)         1.75%           1.69%(e)        1.68%        1.61%              1.68%(e)
=================================================================================================================================
Ratio of net investment income
  to average net assets            10.40%(a)(d)     11.22%          10.03%(e)        9.30%        8.69%              8.30%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate               59%              55%             23%             79%          76%                80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $68,328,710.
(e)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Yield Fund II
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund II (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund II as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BONDS & NOTES-88.28%

AEROSPACE & DEFENSE-1.25%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $  845,000    $   883,025
------------------------------------------------------------------------
Sequa Corp.-Class A, Sr. Unsec. Notes, 9.00%,
  08/01/09                                        140,000        140,000
========================================================================
                                                               1,023,025
========================================================================

AIRLINES-1.02%

Air Canada (Canada), Sr. Unsec. Yankee Notes,
  10.25%, 03/15/11                                440,000        288,200
------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          705,000        546,375
========================================================================
                                                                 834,575
========================================================================

ALUMINUM-0.57%

Jorgensen (Earle M.) Co., Sr. Sec. Notes,
  9.75%, 06/01/12(a)                              470,000        462,950
========================================================================

APPAREL RETAIL-1.18%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                250,000        265,000
------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Notes, 9.90%,
  12/15/05                                        395,000        389,075
------------------------------------------------------------------------
Mothers Work, Inc., Sr. Notes, 11.25%,
  08/01/10                                        315,000        313,586
========================================================================
                                                                 967,661
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.83%

Perry Ellis International, Inc., Sr. Sec.
  Notes, 9.50%, 03/15/09 (Acquired 03/15/02;
  Cost $146,288)(b)                               150,000        152,250
------------------------------------------------------------------------
Russell Corp., Sr. Notes, 9.25%, 05/01/10(a)      190,000        195,700
------------------------------------------------------------------------
William Carter Co. (The), Sr. Unsec. Gtd.
  Sub. Notes, 10.88%, 08/15/11                    310,000        334,800
========================================================================
                                                                 682,750
========================================================================

AUTO PARTS & EQUIPMENT-1.18%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08               660,000        696,300
------------------------------------------------------------------------
Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Notes, 8.63%, 04/15/12                      35,000         35,350
------------------------------------------------------------------------
Intermet Corp., Sr. Notes, 9.75%, 06/15/09(a)     230,000        230,000
------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(c)(d)                                2,540,000            254
========================================================================
                                                                 961,904
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


BANKS-0.34%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                              $  285,000    $   277,875
========================================================================

BROADCASTING & CABLE TV-11.29%

Acme Communications, Inc.-Series B, Sr.
  Unsec. Unsub. Gtd. Disc. Notes, 10.88%,
  09/30/04                                      1,060,000      1,049,400
------------------------------------------------------------------------
Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(c)                      470,000        152,750
------------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  (Canada), Sr. Unsec. Sub. Yankee Notes,
  13.00%, 12/15/09                                565,000        607,375
------------------------------------------------------------------------
American Media Operations, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%, 05/01/09        280,000        291,900
------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Disc. Notes, 9.92%, 04/01/11(e)      570,000        247,950
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.75%, 10/01/09         430,000        277,350
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11         290,000        192,850
------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 7.65%, 09/15/10                   310,000        291,815
------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%, 11/15/07      625,000        553,125
------------------------------------------------------------------------
Corus Entertainment Inc. (Canada), Sr. Unsec.
  Sub. Yankee Notes, 8.75%, 03/01/12              240,000        238,800
------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11                                 340,000        266,900
------------------------------------------------------------------------
Echostar Broadband Corp., Sr. Unsec. Notes,
  10.38%, 10/01/07                                310,000        297,600
------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07                         167,401        177,026
------------------------------------------------------------------------
Insight Midwest, L.P., Sr. Unsec. Notes,
  10.50%, 11/01/10                                440,000        367,400
------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(e)                    1,330,000        395,675
------------------------------------------------------------------------
LIN Holdings Corp., Sr. Unsec. Disc. Notes,
  10.00%, 03/01/08(e)                             540,000        510,300
------------------------------------------------------------------------
Mediacomm LLC, Sr. Unsec. Notes, 9.50%,
  01/15/13                                        680,000        472,600
------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09             1,635,000        306,563
------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                        1,160,000        539,400
------------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 8.88%, 07/01/11                     435,000        438,262
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Salem Communications Holding Corp.- Series B,
  Sr. Unsec. Gtd. Sub. Notes, 9.00%, 07/01/11  $  425,000    $   431,375
------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 8.75%, 12/15/11                345,000        346,725
------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.63%, 11/01/09                325,000        318,500
------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B,
  Sr. Unsec. Yankee Notes,
  11.25%, 02/01/10(c)                           1,280,000        115,200
------------------------------------------------------------------------
  11.50%, 02/01/10(c)                             650,000         58,500
------------------------------------------------------------------------
Young Broadcasting Inc.,
  Sr. Unsec. Gtd. Sub. Notes, 8.50%, 12/15/08     210,000        211,050
------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 01/15/06                                  90,000         82,800
========================================================================
                                                               9,239,191
========================================================================

BUILDING PRODUCTS-1.87%

Associated Materials Inc., Sr. Unsec. Sub.
  Notes, 9.75%, 04/15/12(a)                       150,000        153,750
------------------------------------------------------------------------
Atrium Cos., Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 05/01/09                    230,000        231,150
------------------------------------------------------------------------
Brand Services, Inc., Sr. Unsec. Notes,
  10.25%, 02/15/08                                805,000        776,825
------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         365,000        365,000
========================================================================
                                                               1,526,725
========================================================================

CASINOS & GAMBLING-4.38%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                         670,000        720,250
------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Unsec. Gtd. Notes,
  9.25%, 08/01/09                                 650,000        685,750
------------------------------------------------------------------------
Herbst Gaming, Inc.-Series B, Sr. Sec. Notes,
  10.75%, 09/01/08                                360,000        374,404
------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                         380,000        410,400
------------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. First Mortgage
  Notes, 13.00%, 08/01/06                         515,000        558,775
------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12                100,000        100,000
------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                          400,000        391,000
------------------------------------------------------------------------
Venetian Casino Resort LLC, 2nd Mortgage
  Notes, 11.00%, 06/15/10(a)                      340,000        341,700
========================================================================
                                                               3,582,279
========================================================================

COMMODITY CHEMICALS-0.56%

ISP Chemo Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 07/01/11                         265,000        257,050
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

COMMODITY CHEMICALS-(CONTINUED)

Methanex Corp. (Canada), Sr. Unsec. Yankee
  Notes, 8.75%, 08/15/12                       $  195,000    $   202,153
========================================================================
                                                                 459,203
========================================================================

COMPUTER HARDWARE-0.04%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 03/07/00; Cost $480,000)(b)(c)(d)     600,000         31,800
========================================================================

CONSTRUCTION & ENGINEERING-0.82%

Schuff International Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08                    765,000        669,375
========================================================================

CONSTRUCTION MATERIALS-0.72%

Dayton Superior Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 06/15/09                         615,000        590,400
========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.42%

Terex Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 07/15/11                                 340,000        341,700
========================================================================

DISTILLERS & VINTNERS-0.34%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12         270,000        279,450
========================================================================

DISTRIBUTORS-0.18%

AmeriGas Partners, L.P., Sr. Unsec. Notes,
  8.88%, 05/20/11                                 145,000        148,625
========================================================================

DIVERSIFIED CHEMICALS-1.30%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08         345,000        317,400
------------------------------------------------------------------------
Huntsman International LLC, Sr. Notes, 9.88%,
  03/01/09(a)                                     350,000        353,500
------------------------------------------------------------------------
Millennium America, Inc.,
  Sr. Notes, 9.25%, 06/15/08(a)                   190,000        195,700
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 9.25%, 06/15/08     190,000        195,700
========================================================================
                                                               1,062,300
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.94%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                    765,000        768,825
========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.57%

LBI Media Inc., Sr. Sub. Notes, 10.13%,
  07/15/12(a)                                     470,000        462,950
========================================================================

DRUG RETAIL-0.43%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                                 535,000        355,775
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

ELECTRIC UTILITIES-2.50%

AES Corp. (The),
  Sr. Unsec. Notes, 8.75%, 06/15/08            $  395,000    $   156,025
------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 06/01/09               275,000        114,125
------------------------------------------------------------------------
  Unsec. Putable Unsub. ROARS Notes, 7.38%,
    06/15/03                                      150,000         83,250
------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        750,000        386,250
------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.63%,
  08/15/10                                      1,200,000        570,000
------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                 500,000        342,500
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                975,000        394,875
========================================================================
                                                               2,047,025
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.49%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                        400,000        404,000
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.68%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Notes, 8.13%, 05/01/12              290,000        288,550
------------------------------------------------------------------------
Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                        300,000        268,500
========================================================================
                                                                 557,050
========================================================================

EMPLOYMENT SERVICES-0.48%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                         600,000        393,000
========================================================================

ENVIRONMENTAL SERVICES-0.69%

Allied Waste North America Inc.,
  Series B, Sr. Gtd. Sub. Notes, 8.50%,
  12/01/08                                        385,000        348,425
------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  10.00%, 08/01/09                                235,000        212,675
========================================================================
                                                                 561,100
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.81%

IMC Global Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 11.25%, 06/01/11                         280,000        298,200
------------------------------------------------------------------------
Scotts Co. (The)-Class A, Sr. Sub. Notes,
  8.63%, 01/15/09 (Acquired 02/01/02; Cost
  $358,750)(b)                                    350,000        362,250
========================================================================
                                                                 660,450
========================================================================

FOOD DISTRIBUTORS-0.76%

Fleming Cos., Inc.-Series D, Sr. Unsec. Gtd.
  Sub. Notes, 10.63%, 07/31/07                    495,000        475,200
------------------------------------------------------------------------
Roundy's Inc., Sr. Sub. Notes, 8.88%,
  06/15/12(a)                                     145,000        145,000
========================================================================
                                                                 620,200
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


FOOD RETAIL-0.46%

Pathmark Stores, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 8.75%, 02/01/12                       $  380,000    $   376,200
========================================================================

FOREST PRODUCTS-1.18%

Louisiana-Pacific Corp., Sr. Unsec. Sub.
  Notes, 10.88%, 11/15/08                         230,000        242,650
------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08        750,000        723,750
========================================================================
                                                                 966,400
========================================================================

GAS UTILITIES-0.77%

El Paso Energy Partners, L.P.,
  Sr. Unsec. Gtd. Sub. Notes, 8.50%,
  06/01/11(a)                                     450,000        425,250
------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  8.50%, 06/01/11                                 215,000        203,175
========================================================================
                                                                 628,425
========================================================================

GENERAL MERCHANDISE STORES-0.70%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                         650,000        575,250
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.23%

Vanguard Health Systems, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.75%, 08/01/11                185,000        189,625
========================================================================

HEALTH CARE EQUIPMENT-1.34%

CONMED Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 03/15/08                                 245,000        246,225
------------------------------------------------------------------------
Radiologix, Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 10.50%, 12/15/08                         440,000        448,800
------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                 380,000        402,800
========================================================================
                                                               1,097,825
========================================================================

HEALTH CARE FACILITIES-2.43%

Hanger Orthopedic Group, Inc.,
  Sr. Sub. Notes, 11.25%, 06/15/09                425,000        427,125
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 10.38%,
  02/15/09                                         80,000         82,800
------------------------------------------------------------------------
InSight Health Services Corp.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 9.88%, 11/01/11         175,000        175,875
------------------------------------------------------------------------
Magellan Health Services, Inc., Sr. Notes,
  9.38%, 11/15/07(a)                              210,000        169,050
------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                                 430,000        440,750
------------------------------------------------------------------------
Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 05/01/09                     190,000        198,550
------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Notes, 10.00%,
  12/15/11                                        475,000        492,812
========================================================================
                                                               1,986,962
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

HEALTH CARE SUPPLIES-1.21%

DJ Orthopedics LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                      $  900,000    $   990,000
========================================================================

HOME FURNISHINGS-1.56%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09               220,000        176,000
------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 13.38%, 10/15/09        410,000        412,050
------------------------------------------------------------------------
Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                          620,000        530,100
------------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 12.75%, 08/15/07                    165,000        159,225
========================================================================
                                                               1,277,375
========================================================================

HOMEBUILDING-3.29%

Beazer Homes USA, Inc., Sr. Notes, 8.38%,
  04/15/12(a)                                     260,000        260,000
------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    260,000        274,300
------------------------------------------------------------------------
Schuler Homes, Inc.,
  Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08          700,000        703,500
------------------------------------------------------------------------
  Class A, Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 07/15/11                                240,000        242,400
------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Notes,
  9.00%, 07/01/10(a)                              605,000        571,725
------------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.63%, 02/15/11                         640,000        643,200
========================================================================
                                                               2,695,125
========================================================================

HOTELS, RESORTS & CRUISE LINES-2.39%

Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                 100,000         94,750
------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Yankee
  Notes, 10.50%, 02/01/10                         500,000        517,500
------------------------------------------------------------------------
John Q Hammons Hotels, 1st Mortgage Notes,
  8.88%, 05/15/12(a)                              260,000        248,950
------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas),
  Sr. Sub. Yankee Notes, 8.88%, 08/15/11
  (Acquired 05/09/02; Cost $206,000)(b)           200,000        203,000
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Yankee Notes, 8.88%,
  08/15/11                                        125,000        127,187
------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., Sr. Unsec.
  Unsub. Notes, 8.75%, 02/02/11                   550,000        500,500
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Notes, 7.88%, 05/01/12(a)                       280,000        266,700
========================================================================
                                                               1,958,587
========================================================================

HOUSEHOLD APPLIANCES-0.60%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                                500,000        492,500
========================================================================

HOUSEWARES & SPECIALTIES-0.25%

Johnsondiversey Inc., Sr. Sub. Notes, 9.63%,
  05/15/12(a)                                     195,000        202,800
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


INDUSTRIAL MACHINERY-0.41%

Actuant Corp., Sr. Unsec. Gtd. Sub. Notes,
  13.00%, 05/01/09                             $  117,000    $   135,135
------------------------------------------------------------------------
NMHG Holdings Co., Sr. Unsec. Gtd. Notes,
  10.00%, 05/15/09(a)                             200,000        201,000
========================================================================
                                                                 336,135
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.66%

ICG Services, Inc., Sr. Unsec. Disc. Notes,
  10.00%, 02/15/08(c)(e)                        2,460,000         12,300
------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      1,100,000        797,500
------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                        715,000        196,625
------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                         350,000        351,750
========================================================================
                                                               1,358,175
========================================================================

LEISURE FACILITIES-0.98%

Six Flags, Inc., Sr. Unsec. Notes,
  8.88%, 02/01/10                                 250,000        245,000
------------------------------------------------------------------------
  9.50%, 02/01/09                                 180,000        180,000
------------------------------------------------------------------------
  9.75%, 06/15/07                                 375,000        376,875
========================================================================
                                                                 801,875
========================================================================

LIFE & HEALTH INSURANCE-0.13%

Conseco, Inc., Sr. Unsec. Gtd. Notes, 10.75%,
  06/15/09 (Acquired 06/26/01; Cost
  $217,395)(b)                                    220,000         64,900
------------------------------------------------------------------------
  8.75%, 08/09/06 (Acquired 07/19/01; Cost
  $141,375)(b)                                    150,000         41,250
========================================================================
                                                                 106,150
========================================================================

METAL & GLASS CONTAINERS-2.01%

Graphic Packaging Corp., Sr. Unsec. Gtd. Sub.
  Notes, 8.63%, 02/15/12(a)                       380,000        378,100
------------------------------------------------------------------------
Greif Bros. Corp.-Class A, Sr. Sub. Notes,
  8.88%, 08/01/12(a)                              385,000        384,037
------------------------------------------------------------------------
Jarden Corp., Sr. Sub. Notes, 9.75%,
  05/01/12(a)                                     530,000        503,500
------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Notes, 10.75%, 09/01/11                         335,000        360,125
------------------------------------------------------------------------
Stone Container Corp., Sr. Notes, 8.38%,
  07/01/12(a)                                      15,000         15,150
========================================================================
                                                               1,640,912
========================================================================

MOVIES & ENTERTAINMENT-1.45%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                          885,000        845,175
------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                    350,000        343,000
========================================================================
                                                               1,188,175
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

OFFICE SERVICES & SUPPLIES-0.43%

Mail Well I Corp., Sr. Unsec. Gtd. Notes,
  9.63%, 03/15/12(a)                           $  435,000    $   350,175
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.92%

Hanover Equipment Trust
  2001 A, Sr. Sec. Notes, 8.50%, 09/01/08(a)      210,000        174,300
------------------------------------------------------------------------
  2001 B, Sr. Sec. Notes, 8.75%, 09/01/11(a)       70,000         58,450
------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                        530,000        522,050
========================================================================
                                                                 754,800
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.13%

Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          210,000        210,000
------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                         355,000        363,875
------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                        975,000      1,018,875
------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                 160,000        152,800
========================================================================
                                                               1,745,550
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.76%

Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                         960,000        744,000
------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                    650,000        692,250
========================================================================
                                                               1,436,250
========================================================================

PACKAGED FOODS & MEATS-0.24%

Dole Foods Co., Inc., Sr. Unsec. Notes,
  7.25%, 05/01/09                                 200,000        200,312
========================================================================

PAPER PRODUCTS-1.05%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08               385,000        387,888
------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Yankee Notes, 7.75%, 03/15/12              475,000        468,987
========================================================================
                                                                 856,875
========================================================================

PERSONAL PRODUCTS-2.44%

Armkel LLC, Sr. Sub. Notes, 9.50%, 08/15/09       240,000        250,200
------------------------------------------------------------------------
Elizabeth Arden, Inc., Sr. Notes, 10.38%,
  05/15/07                                        195,000        182,325
------------------------------------------------------------------------
  Sr. Sec. Notes, 11.75%, 02/01/11                815,000        827,225
------------------------------------------------------------------------
Herbalife International, Inc., Sr. Sub.
  Notes, 11.75%, 07/15/10(a)                      310,000        308,450
------------------------------------------------------------------------
Playtex Products, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.38%, 06/01/11                          400,000        426,000
========================================================================
                                                               1,994,200
========================================================================

PHARMACEUTICALS-1.52%

aaiPharma Inc., Sr. Sub. Notes, 11.00%,
  04/01/10(a)                                     830,000        776,050
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

PHARMACEUTICALS-(CONTINUED)

Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                       $  480,000    $   466,330
========================================================================
                                                               1,242,380
========================================================================

RAILROADS-2.97%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Notes, 9.50%, 10/01/08                          590,000        637,200
------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10             1,075,000      1,115,313
------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Disc. Yankee Deb., 11.75%, 06/15/09             710,000        681,600
========================================================================
                                                               2,434,113
========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.36%

Host Marriott LP-Series G, Sr. Gtd. Notes,
  9.25%, 10/01/07                                 555,000        555,000
------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  45,000         46,575
------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Notes, 9.13%, 01/15/11                          390,000        370,500
------------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Gtd. Notes,
  9.75%, 03/01/12                                 140,000        140,700
========================================================================
                                                               1,112,775
========================================================================

RESTAURANTS-0.10%

Perkins Family Restaurants, L.P.-Series B,
  Sr. Unsec. Notes, 10.13%, 12/15/07               80,000         78,800
========================================================================

SEMICONDUCTORS-0.53%

ON Semiconductor Corp., Sr. Sec. Gtd. Notes,
  12.00%, 05/15/08(a)                             515,000        435,175
========================================================================

SPECIALTY CHEMICALS-0.27%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                 225,000        217,125
========================================================================

SPECIALTY STORES-2.85%

Cole National Group, Inc., Sr. Sub. Notes,
  8.88%, 05/15/12(a)                              470,000        467,650
------------------------------------------------------------------------
CSK Auto, Inc.,
  Sr. Unsec. Gtd. Notes, 12.00%, 06/15/06         290,000        308,850
------------------------------------------------------------------------
  Series A, Sr. Gtd. Sub. Deb., 11.00%,
  11/01/06                                        470,000        495,850
------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 11/01/11                    350,000        378,000
------------------------------------------------------------------------
Petro Stopping Centers LP, Sr. Unsec. Notes,
  10.50%, 02/01/07                                240,000        229,200
------------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                    440,000        453,200
========================================================================
                                                               2,332,750
========================================================================

STEEL-0.25%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.75%,
  06/15/12(a)                                     205,000        206,025
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

TELECOMMUNICATIONS EQUIPMENT-3.19%

Corning Inc., Sr. Conv. Unsec. Putable Deb.,
  2.26%, 11/08/15(f)                           $1,345,000    $   625,425
------------------------------------------------------------------------
Filtronic PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 10.00%, 12/01/05                  790,000        626,075
------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                630,000        343,350
------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(e)   1,430,000        357,500
------------------------------------------------------------------------
  Series B, Sr. Unsec. Sub. Notes, 12.50%,
  11/15/10                                      1,625,000        658,125
========================================================================
                                                               2,610,475
========================================================================

TEXTILES-0.93%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                        740,000        758,500
========================================================================

TRUCKING-2.00%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                    710,000        747,275
------------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(a)                      850,000        888,250
========================================================================
                                                               1,635,525
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.65%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(g)                          770,000        219,450
------------------------------------------------------------------------
Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes,
  12.50%, 02/01/11                                610,000        231,800
------------------------------------------------------------------------
  13.63%, 08/15/11                                125,000         50,000
------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(e)                      230,000         42,550
------------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(e)     720,000        507,600
------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11              490,000        338,100
------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 14.00%, 10/01/10(e)                      985,000        162,525
------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(e)                                     900,000        148,500
------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                              1,020,000        362,100
------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                          560,000        364,000
------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 01/15/11                                267,000        226,283
------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.38%, 02/01/11                                 200,000        131,000
------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Sub. Notes, 14.00%, 04/15/10(e)         1,328,000        109,560
------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)           330,000         90,749
========================================================================
                                                               2,984,217
========================================================================
    Total Bonds & Notes (Cost $90,872,721)                    72,226,681
========================================================================
                                                               MARKET
                                                 SHARES         VALUE
STOCKS & OTHER EQUITY INTERESTS-8.13%

AEROSPACE & DEFENSE-0.00%

Earthwatch Inc.-Series C, $.30 PIK Conv. Pfd.
  (Acquired 09/15/99-06/21/02; Cost
  $4,813)(b)                                      157,034    $     1,570
========================================================================

BROADCASTING & CABLE TV-0.46%

CSC Holdings Inc.-Series M, $11.13 PIK Pfd.         7,680        376,320
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.29%

EMC Corp.(h)                                       32,000        240,000
========================================================================

DATA PROCESSING SERVICES-0.63%

DST Systems, Inc.(h)                               15,300        515,610
========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.63%

Goldman Sachs Group, Inc. (The)                     7,000        512,050
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.25%

Flextronics International Ltd. (Singapore)(h)      26,000        205,920
========================================================================

ENVIRONMENTAL SERVICES-0.01%

Allied Waste Industries, Inc.(h)                    1,000          6,600
========================================================================

GENERAL MERCHANDISE STORES-1.83%

BJ's Wholesale Club, Inc.(h)                       17,500        615,125
------------------------------------------------------------------------
Target Corp.                                       26,500        883,775
========================================================================
                                                               1,498,900
========================================================================

HOME IMPROVEMENT RETAIL-0.68%

Home Depot, Inc. (The)                             17,900        552,752
========================================================================

INDUSTRIAL CONGLOMERATES-0.41%

Tyco International Ltd. (Bermuda)                  26,000        332,800
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.48%

Duke Energy Corp.                                  15,300        389,997
========================================================================

NETWORKING EQUIPMENT-0.64%

Cisco Systems, Inc.(h)                             40,000        527,600
========================================================================

PERSONAL PRODUCTS-0.51%

Estee Lauder Cos. Inc. (The)-Class A               13,800        418,416
========================================================================

PHARMACEUTICALS-0.62%

King Pharmaceuticals, Inc.(h)                      24,000        509,040
========================================================================

SEMICONDUCTORS-0.42%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(h)                             37,800        344,736
========================================================================

SYSTEMS SOFTWARE-0.27%

VERITAS Software Corp.(h)                          13,200        222,156
========================================================================

                                                               MARKET
                                                 SHARES         VALUE

TELECOMMUNICATIONS EQUIPMENT-0.00%

World Access, Inc.-Series D, $45.00 Conv.
  Pfd. (Acquired 03/03/00; Cost
  $1,900,625)(b)(d)(h)                              2,152    $         2
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $12,721,313)                                       6,654,469
========================================================================

WARRANTS-0.12%

CONSTRUCTION MATERIALS-0.02%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(b)(i)                1,200         12,300
========================================================================

GENERAL MERCHANDISE STORES-0.02%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost $0)(b)(i)       1,200         12,300
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B-Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(b)(i)                                      960             10
------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost $0)(b)(i)         960             10
------------------------------------------------------------------------
Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost $0)(b)(i)                  165          1,732
========================================================================
                                                                   1,752
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

PF.Net Communications, Inc.-Wts., expiring
  05/15/10 (Acquired 07/19/00; Cost $0)(b)(i)       1,500             15
========================================================================

                                                               MARKET
                                                 SHARES         VALUE

RAILROADS-0.06%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(b)(i)                1,150    $    52,037
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(i)                              5,698            570
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.02%

Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(b)(i)                2,000             20
------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(b)(i)                          1,000            250
------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(b)(i)                1,020            255
------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(b)(i)                          1,380             14
------------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(b)(i)                1,770         14,381
========================================================================
                                                                  14,920
========================================================================
    Total Warrants (Cost $64,103)                                 93,894
========================================================================
TOTAL INVESTMENTS-96.53% (Cost $103,658,137)                  78,975,044
========================================================================
OTHER ASSETS LESS LIABILITIES-3.47%                            2,840,585
========================================================================
NET ASSETS-100.00%                                           $81,815,629
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
ROARS  - Remarketable or Redeemable Securities
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Subordinated
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/02 was $950,346, which represented 1.16% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(h) Non-income producing security.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $103,658,137)                                 $78,975,044
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,366,145
-----------------------------------------------------------
  Fund shares sold                                  545,065
-----------------------------------------------------------
  Dividends and interest                          2,066,054
-----------------------------------------------------------
  Principal paydowns                                 15,996
-----------------------------------------------------------
Investment for deferred compensation plan            22,011
-----------------------------------------------------------
Other assets                                         26,124
===========================================================
     Total assets                                83,016,439
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             348,965
-----------------------------------------------------------
  Fund shares reacquired                            396,659
-----------------------------------------------------------
  Amount due custodian                               72,874
-----------------------------------------------------------
  Dividends                                         263,787
-----------------------------------------------------------
  Deferred compensation plan                         22,011
-----------------------------------------------------------
Accrued distribution fees                            64,273
-----------------------------------------------------------
Accrued trustees' fees                                  816
-----------------------------------------------------------
Accrued transfer agent fees                          10,319
-----------------------------------------------------------
Accrued operating expenses                           21,106
===========================================================
     Total liabilities                            1,200,810
===========================================================
Net assets applicable to shares outstanding     $81,815,629
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $31,442,594
___________________________________________________________
===========================================================
Class B                                         $41,104,529
___________________________________________________________
===========================================================
Class C                                         $ 9,268,506
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           5,811,059
___________________________________________________________
===========================================================
Class B                                           7,593,741
___________________________________________________________
===========================================================
Class C                                           1,713,836
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      5.41
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $5.41 divided by
       95.25%)                                  $      5.68
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      5.41
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      5.41
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                       $ 12,384,884
-----------------------------------------------------------
Dividends                                            73,829
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                              54,368
===========================================================
    Total investment income                      12,513,081
===========================================================

EXPENSES:

Advisory fees                                       673,657
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       35,263
-----------------------------------------------------------
Distribution fees -- Class A                        103,290
-----------------------------------------------------------
Distribution fees -- Class B                        543,124
-----------------------------------------------------------
Distribution fees -- Class C                        121,566
-----------------------------------------------------------
Transfer agent fees                                 232,471
-----------------------------------------------------------
Trustees' fees                                        9,058
-----------------------------------------------------------
Other                                               135,513
===========================================================
    Total expenses                                1,903,942
===========================================================
Less: Fees waived                                      (409)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,712)
===========================================================
    Net expenses                                  1,901,821
===========================================================
Net investment income                            10,611,260
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (33,069,192)
-----------------------------------------------------------
  Foreign currencies                               (128,855)
===========================================================
                                                (33,198,047)
===========================================================
Change in net unrealized appreciation of:
  Investment securities                           2,790,128
-----------------------------------------------------------
  Foreign currencies                                  6,910
-----------------------------------------------------------
  Foreign currency contracts                         55,026
===========================================================
                                                  2,852,064
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                     (30,345,983)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(19,734,723)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 10,611,260    $ 14,897,615
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (33,198,047)    (21,507,728)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           2,852,064     (20,711,130)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (19,734,723)    (27,321,243)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (4,432,604)     (6,502,534)
------------------------------------------------------------------------------------------
  Class B                                                       (5,374,073)     (6,970,104)
------------------------------------------------------------------------------------------
  Class C                                                       (1,204,100)     (1,424,977)
------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                         (111,949)       (166,464)
------------------------------------------------------------------------------------------
  Class B                                                         (147,248)       (192,923)
------------------------------------------------------------------------------------------
  Class C                                                          (32,987)        (39,895)
------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                               --        (159,661)
------------------------------------------------------------------------------------------
  Class B                                                               --        (185,039)
------------------------------------------------------------------------------------------
  Class C                                                               --         (38,264)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (4,818,666)      6,201,212
------------------------------------------------------------------------------------------
  Class B                                                       (3,727,998)     14,137,773
------------------------------------------------------------------------------------------
  Class C                                                       (1,114,522)      6,632,306
==========================================================================================
    Net increase (decrease) in net assets                      (40,698,870)    (16,029,813)
==========================================================================================

NET ASSETS:

  Beginning of year                                            122,514,499     138,544,312
==========================================================================================
  End of year                                                 $ 81,815,629    $122,514,499
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $166,048,283    $176,001,653
------------------------------------------------------------------------------------------
  Undistributed net investment income                             (533,530)       (100,142)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (59,016,031)    (25,821,448)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                  (24,683,093)    (27,565,564)
==========================================================================================
                                                              $ 81,815,629    $122,514,499
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield II Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, shares of beneficial interest was decreased by $292,184, undistributed net investment income was increased by $288,720 and undistributed net realized gains increased by $3,464 as a result of differing book/tax treatment of bond premium adjustment, sales of defaulted bonds, foreign currency transactions, return of capital distributions, and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income

     (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $34,420,630 as of July 31, 2002 expires as follows:

     CAPITAL LOSS
     CARRYFORWARD    EXPIRATION
     ------------    ----------
     $ 5,962,162    July 31, 2009
     -----------------------------
      28,458,468    July 31, 2010
     =============================
     $34,420,630
     =============================


       As of July 31, 2002, the Fund has a post-October capital loss deferral of $24,262,299, which will be recognized in the following tax year.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $30,407 reduction in the cost of securities and a corresponding $30,407 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $58,261, to increase net unrealized gains and losses by $17,708 and to increase net realized gains and losses by $40,553. As a result, the net investment income per share remained the same and the net realized and unrealized gains and losses per share remained the same and the ratio of net investment income to average net assets decreased by 0.05%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $500 million of the Fund's average daily net assets, plus 0.55% on the next $500 million of Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended July 31, 2002, AIM waived fees of $409.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $133,250 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $103,290, $543,124 and $121,566, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $28,179 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $1,232, $1,543 and $3,204 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $3,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,270 and reductions in custodian fees of $442 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,712.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from:
Ordinary income                    $11,010,777    $15,280,579
-------------------------------------------------------------
Return of capital                      292,184        399,282
=============================================================
                                   $11,302,961    $15,679,861
_____________________________________________________________
=============================================================


As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                      $(34,420,630)
-----------------------------------------------------------
Unrealized appreciation (depreciation)          (49,812,024)
===========================================================
                                               $(84,232,654)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, and other timing differences.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $72,872,331 and $82,325,653, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 was as follows:

Aggregate unrealized appreciation of
  investment securities                        $  3,094,625
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (28,321,511)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $(25,226,886)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $104,201,930.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      2,661,969    $ 17,458,935     6,477,466    $ 54,810,413
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,291,050      15,207,483     4,623,941      39,963,991
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        481,703       3,206,608     1,384,625      11,889,127
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        443,285       2,887,864       493,470       4,091,463
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        443,159       2,888,198       486,103       4,041,879
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        119,674         779,737       110,395         907,749
======================================================================================================================
Reacquired:
  Class A                                                     (3,887,112)    (25,165,465)   (6,358,919)    (52,700,664)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,406,690)    (21,823,679)   (3,554,516)    (29,868,097)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (784,542)     (5,100,867)     (745,734)     (6,164,570)
======================================================================================================================
                                                              (1,637,504)   $ (9,661,186)    2,916,831    $ 26,971,291
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                                                    SEPTEMBER 30, 1998
                                                                                                     (DATE OPERATIONS
                                                                      YEAR ENDED JULY 31,              COMMENCED) TO
                                                              ------------------------------------        JULY 31,
                                                                 2002            2001       2000            1999
                                                              --------------    -------    -------    ------------------
Net asset value, beginning of period                             $  7.31        $ 10.02    $ 11.25         $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.67(a)        0.97       1.12            0.90
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.85)         (2.65)     (1.00)           1.26
========================================================================================================================
    Total from investment operations                               (1.18)         (1.68)      0.12            2.16
========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.70)         (0.98)     (1.12)          (0.90)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --             --      (0.23)          (0.01)
------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                    --          (0.02)        --              --
------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                (0.02)         (0.03)        --              --
========================================================================================================================
    Total distributions                                            (0.72)         (1.03)     (1.35)          (0.91)
========================================================================================================================
Net asset value, end of period                                   $  5.41        $  7.31    $ 10.02         $ 11.25
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                   (17.36)%       (17.54)%     0.77%          22.39%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $31,443        $48,214    $59,932         $34,992
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.30%(c)       1.02%      1.00%           1.00%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.30%(c)       1.19%      1.25%           1.58%(d)
========================================================================================================================
Ratio of net investment income to average net assets               10.31%(a)(c)   11.45%     10.51%           9.74%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                               71%            73%        94%            223%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premium on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have remained the same, and the ratio of net investment income to average net assets would have been 10.36%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $41,316,101.
(d)  Annualized.


                                                                                       CLASS B
                                                              ---------------------------------------------------------
                                                                                                     NOVEMBER 20, 1998
                                                                                                        (DATE SALES
                                                                      YEAR ENDED JULY 31,              COMMENCED) TO
                                                              ------------------------------------        JULY 31,
                                                                 2002            2001       2000            1999
                                                              ----------        -------    -------   ------------------
Net asset value, beginning of period                             $  7.31        $ 10.00    $ 11.23         $ 10.59
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.62(a)        0.91       1.03            0.68
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.85)         (2.65)     (1.00)           0.65
=======================================================================================================================
    Total from investment operations                               (1.23)         (1.74)      0.03            1.33
=======================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.65)         (0.90)     (1.03)          (0.68)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --             --      (0.23)          (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                    --          (0.02)        --              --
-----------------------------------------------------------------------------------------------------------------------
  Return of capital                                                (0.02)         (0.03)        --              --
=======================================================================================================================
    Total distributions                                            (0.67)         (0.95)     (1.26)          (0.69)
=======================================================================================================================
Net asset value, end of period                                   $  5.41        $  7.31    $ 10.00         $ 11.23
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                   (18.03)%       (18.90)%    (0.03)%         13.03%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $41,105        $60,441    $67,140         $20,994
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.05%(c)       1.78%      1.75%           1.75%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.05%(c)       1.95%      2.00%           2.33%(d)
=======================================================================================================================
Ratio of net investment income to average net assets                9.56%(a)(c)   10.69%      9.76%           8.99%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                               71%            73%        94%            223%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premium on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have been $0.63 and the ratio of net investment income to average net assets would have been 9.61%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $54,312,406.
(d)  Annualized.


                                                                                       CLASS C
                                                              ---------------------------------------------------------
                                                                                                      NOVEMBER 20, 1998
                                                                                                        (DATE SALES
                                                                      YEAR ENDED JULY 31,              COMMENCED) TO
                                                              ------------------------------------        JULY 31,
                                                                 2002            2001       2000            1999
                                                              -----------       -------    -------    -----------------
Net asset value, beginning of period                             $  7.31        $ 10.00    $ 11.22         $10.59
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.62(a)        0.91       1.03           0.68
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.85)         (2.65)     (0.99)          0.64
=======================================================================================================================
    Total from investment operations                               (1.23)         (1.74)      0.04           1.32
=======================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.65)         (0.90)     (1.03)         (0.68)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --             --      (0.23)         (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                    --          (0.02)        --             --
-----------------------------------------------------------------------------------------------------------------------
  Return of capital                                                (0.02)         (0.03)        --             --
=======================================================================================================================
    Total distributions                                            (0.67)         (0.95)     (1.26)         (0.69)
=======================================================================================================================
Net asset value, end of period                                   $  5.41        $  7.31    $ 10.00         $11.22
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                   (18.03)%       (18.08)%     0.08%         12.93%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 9,269        $13,860    $11,471         $3,139
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.05%(c)       1.78%      1.75%          1.75%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.05%(c)       1.95%      2.00%          2.33%(d)
=======================================================================================================================
Ratio of net investment income to average net assets                9.56%(a)(c)   10.69%      9.76%          8.99%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                               71%            73%        94%           223%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premium on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have been $0.63 and the ratio of net investment income to average net assets would have been 9.61%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,156,570.
(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Income Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-77.38%

ADVERTISING-0.68%

Interpublic Group of Cos., Inc. (The), Unsec.
  Sub. Conv. Disc. Notes, 1.87%, 06/01/06(a)   $ 4,900,000    $  3,662,750
==========================================================================

AEROSPACE & DEFENSE-0.74%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                        2,100,000       2,194,500
--------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07             1,700,000       1,799,875
==========================================================================
                                                                 3,994,375
==========================================================================

ALUMINUM-0.13%

Jorgensen (Earle M.) Co., Sr. Sec. Notes,
  9.75%, 06/01/12(b)                               700,000         689,500
==========================================================================

APPAREL RETAIL-0.42%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                               1,625,000       1,722,500
--------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Notes, 9.90%,
  12/15/05                                         565,000         556,525
==========================================================================
                                                                 2,279,025
==========================================================================

AUTO PARTS & EQUIPMENT-0.00%

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(c)(d)                                 1,325,000             132
==========================================================================

AUTOMOBILE MANUFACTURERS-1.03%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                1,200,000       1,251,360
--------------------------------------------------------------------------
General Motors Corp., Putable Deb., 8.80%,
  03/01/21                                       4,000,000       4,273,720
==========================================================================
                                                                 5,525,080
==========================================================================

BANKS-6.48%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05    1,700,000       1,683,816
--------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                2,500,000       2,750,325
--------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05     1,930,000       2,050,548
--------------------------------------------------------------------------
Dresdner Funding Trust I, Notes, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $3,182,910)(e)                                 3,000,000       3,322,140
--------------------------------------------------------------------------
European Investment Bank (Luxembourg), Yankee
  Notes, 4.63%, 03/01/07                         2,500,000       2,580,500
--------------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                       1,000,000         950,150
--------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05         1,600,000       1,619,312
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
BANKS-(CONTINUED)

Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/04                              $ 3,650,000    $  3,918,822
--------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                         1,500,000       1,575,105
--------------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Putable Deb.
  6.00%, 01/15/08                                1,750,000       1,781,167
--------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14      3,000,000       3,165,000
--------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/05                                  660,000         709,289
--------------------------------------------------------------------------
  7.50%, 04/15/05                                5,000,000       5,403,550
--------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                         2,500,000       2,831,650
--------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                                  430,000         419,250
==========================================================================
                                                                34,760,624
==========================================================================

BREWERS-0.32%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                1,705,000       1,744,795
==========================================================================

BROADCASTING & CABLE TV-9.05%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(c)                     2,350,000         763,750
--------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Yankee Notes, 8.20%,
  07/15/09                                       3,000,000       2,831,940
--------------------------------------------------------------------------
  Unsec. Gtd. Yankee Notes, 7.30%, 10/15/06      3,000,000       2,894,010
--------------------------------------------------------------------------
Charter Communications Holdings, LLC/ Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes,
  9.63%, 11/15/09                                1,770,000       1,123,950
--------------------------------------------------------------------------
  10.75%, 10/01/09                               1,965,000       1,267,425
--------------------------------------------------------------------------
  11.13%, 01/15/11                               1,020,000         678,300
--------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%, 11/15/07       500,000         442,500
--------------------------------------------------------------------------
Cox Communications, Inc., Sr. Unsec. RAPS
  Floating Rate Notes, 2.62%, 11/07/02           2,100,000       2,105,271
--------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
  7.63%, 07/15/18                                3,250,000       2,307,500
--------------------------------------------------------------------------
  7.88%, 02/15/18                                1,000,000         720,000
--------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 07/15/08                                6,230,000       4,952,850
--------------------------------------------------------------------------
  7.88%, 12/15/07                                6,680,000       5,477,600
--------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07(a)                       565,544         598,062
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(a)                   $ 1,915,000    $    569,712
--------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                         5,000,000       4,724,050
--------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10           1,250,000       1,244,162
--------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                                4,750,000       4,047,997
--------------------------------------------------------------------------
  7.88%, 02/15/26                                1,100,000         868,989
--------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb.,
  6.88%, 06/15/18                                1,200,000         829,440
--------------------------------------------------------------------------
  7.57%, 02/01/24                                2,000,000       1,464,500
--------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                   5,800,000       4,993,742
--------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                  1,200,000       1,072,728
--------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                         3,300,000       2,554,926
==========================================================================
                                                                48,533,404
==========================================================================

BUILDING PRODUCTS-0.30%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        1,600,000       1,600,000
==========================================================================

CASINOS & GAMBLING-0.96%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                          460,000         494,500
--------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Unsec. Sub. Notes,
  8.75%, 04/15/12                                1,175,000       1,195,562
--------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                        1,200,000       1,296,000
--------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12               1,500,000       1,500,000
--------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                           665,000         650,037
==========================================================================
                                                                 5,136,099
==========================================================================

COMPUTER HARDWARE-0.31%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/20/98; Cost
  $2,000,000)(c)(d)(e)                           2,000,000         106,000
--------------------------------------------------------------------------
IBM Corp., Deb., 8.38%, 11/01/19                 1,350,000       1,543,792
==========================================================================
                                                                 1,649,792
==========================================================================

CONSTRUCTION & ENGINEERING-0.66%

Shaw Group Inc. (The), Sr. Unsec. Conv.
  Putable LYONS, 3.31%, 05/01/06(f)              6,500,000       3,534,375
==========================================================================

CONSUMER FINANCE-2.71%

CitiFinancial Credit Co.,
  Putable Notes, 6.63%, 06/01/15                 2,800,000       2,979,284
--------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                  1,000,000       1,103,850
--------------------------------------------------------------------------
  Unsec. Putable Notes, 7.88%, 02/01/05          1,400,000       1,575,420
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                       $ 2,000,000    $  2,056,300
--------------------------------------------------------------------------
  Unsec. Notes,
  2.08%, 03/17/03                                1,500,000       1,487,723
--------------------------------------------------------------------------
  6.50%, 01/25/07                                1,000,000         994,610
--------------------------------------------------------------------------
  6.88%, 02/01/06                                  900,000         909,351
--------------------------------------------------------------------------
  7.38%, 10/28/09                                3,400,000       3,414,994
==========================================================================
                                                                14,521,532
==========================================================================

DISTRIBUTORS-0.65%

Ferrellgas Partners, L.P.,-Series B, Sr. Sec.
  Gtd. Notes, 9.38%, 06/15/06                    3,385,000       3,490,781
==========================================================================

DIVERSIFIED CHEMICALS-0.12%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08          680,000         625,600
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.15%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                     790,000         793,950
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.35%

Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                       2,500,000       3,546,750
--------------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee
  Notes, 7.50%, 08/15/04 (Acquired 06/19/02;
  Cost $1,064,650)(e)                            1,000,000       1,054,620
--------------------------------------------------------------------------
CIT Group Inc. (The), Sr. Notes, 7.13%,
  10/15/04                                         600,000         603,372
--------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                1,650,000       1,725,256
--------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05              1,700,000       1,713,294
--------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             9,000,000       8,653,680
--------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/01/02; Cost
  $4,177,488)(e)                                 3,975,000       4,287,038
--------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Notes, 5.00%, 06/15/07             1,000,000       1,024,180
--------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05             1,700,000       1,719,533
--------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.13%, 02/01/07           1,000,000       1,009,100
--------------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                       1,500,000       1,652,280
--------------------------------------------------------------------------
John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $1,687,104)(e)        1,600,000       1,687,216
--------------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $1,699,065)(e)                            1,700,000       1,737,128
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.84%, 02/10/28(f)    8,700,000       1,189,116
--------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd.
  Notes, 5.75%, 04/15/03                         9,800,000       9,705,136
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                       $ 3,225,000    $  3,496,481
==========================================================================
                                                                44,804,180
==========================================================================

DIVERSIFIED METALS & MINING-0.69%

Centaur Mining and Exploration Ltd.
  (Australia), Sr. Gtd. Yankee Notes, 11.00%,
  12/01/07(c)                                    1,720,000          21,500
--------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                                3,500,000       3,702,475
==========================================================================
                                                                 3,723,975
==========================================================================

ELECTRIC UTILITIES-11.17%

AES Corp. (The),
  Sr. Unsec. Notes,
  8.75%, 12/15/02                                5,425,000       3,906,000
--------------------------------------------------------------------------
  9.50%, 06/01/09                                1,275,000         529,125
--------------------------------------------------------------------------
  Unsec. Putable Unsub. ROARS Notes,
  7.38%, 06/15/03                                1,275,000         707,625
--------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                       3,800,000       1,957,000
--------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                       2,100,000       2,100,966
--------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08          1,700,000       1,788,400
--------------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17          8,000,000       8,188,080
--------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                2,645,000       1,811,825
--------------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 10/15/08                         3,200,000       2,408,000
--------------------------------------------------------------------------
El Paso Electric Co.
  Series D, Sec. First Mortgage Bonds, 8.90%,
  02/01/06                                       3,000,000       3,321,840
--------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
  05/01/11                                       3,000,000       3,274,200
--------------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                2,000,000       2,707,400
--------------------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds, 7.33%,
  06/15/20 (Acquired 04/30/98; Cost
  $1,887,026)(e)                                 1,882,377       1,788,070
--------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                               1,130,000         457,650
--------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  First Mortgage Notes, 7.75%, 05/15/06          4,300,000       4,748,705
--------------------------------------------------------------------------
  Series H, Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10(a)                                    7,000,000       7,070,000
--------------------------------------------------------------------------
Public Service Company of New Mexico-
  Series A, Sr. Unsec. Notes, 7.10%, 08/01/05    1,200,000       1,260,384
--------------------------------------------------------------------------
RGS (I&M) Funding Corp.-Series F, Sec. Lease
  Obligation Bonds, 9.82%, 12/07/22              4,963,703       5,528,622
--------------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 9.00%, 07/15/06                1,550,000       1,796,977
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
ELECTRIC UTILITIES-(CONTINUED)

Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                              $ 4,800,000    $  4,551,264
==========================================================================
                                                                59,902,133
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.08%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Notes, 8.13%, 05/01/12               430,000         427,850
==========================================================================

EMPLOYMENT SERVICES-0.10%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                          800,000         524,000
==========================================================================

ENVIRONMENTAL SERVICES-2.40%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09         615,000         556,575
--------------------------------------------------------------------------
Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                                2,570,000       2,274,450
--------------------------------------------------------------------------
Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                9,800,000      10,061,268
==========================================================================
                                                                12,892,293
==========================================================================

GAS UTILITIES-1.89%

El Paso Corp., Medium Term Notes, 8.05%,
  10/15/30                                       1,100,000         796,125
--------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                5,000,000       4,264,450
--------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee
  Deb., 8.63%, 05/15/12                          4,310,000       5,070,025
==========================================================================
                                                                10,130,600
==========================================================================

HEALTH CARE FACILITIES-0.35%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 10.38%, 02/15/09              1,820,000       1,883,700
==========================================================================

HOMEBUILDING-0.55%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                   1,750,000       1,846,250
--------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.13%, 05/01/12                         1,150,000       1,098,250
==========================================================================
                                                                 2,944,500
==========================================================================

INTEGRATED OIL & GAS-2.69%

El Paso CGP Co., Sr. Unsec. Putable Deb.,
  6.70%, 02/15/07                                  750,000         580,313
--------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06       3,000,000       3,264,630
--------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                  2,645,000       2,902,068
--------------------------------------------------------------------------
Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/19              4,375,000       5,362,613
--------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.38%, 11/15/08              2,100,000       2,346,099
==========================================================================
                                                                14,455,723
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.85%

Sprint Capital Corp., Sr. Unsec. Gtd. Notes,
  6.13%, 11/15/08                              $ 2,500,000    $  1,806,250
--------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19      2,500,000       1,759,375
--------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                         1,000,000         997,160
==========================================================================
                                                                 4,562,785
==========================================================================

LIFE & HEALTH INSURANCE-1.44%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                       3,000,000       3,375,240
--------------------------------------------------------------------------
American General Institute-Series A, Gtd.
  Bonds, 7.57%, 12/01/45 (Acquired 07/18/02;
  Cost 1,091,690)(e)                             1,000,000       1,059,620
--------------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%,
  06/01/05                                       1,000,000       1,000,000
--------------------------------------------------------------------------
Conseco, Inc., Sr. Unsec. Gtd. Notes, 8.75%,
  08/09/06 (Acquired 07/19/01; Cost
  $584,350)(e)                                     620,000         170,500
--------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $654,311)(e)                                     700,000         758,090
--------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23          1,325,000       1,384,824
==========================================================================
                                                                 7,748,274
==========================================================================

MULTI-LINE INSURANCE-0.29%

AIG SunAmerica Global Financing IX, Bonds,
  6.90%, 03/15/32 (Acquired 07/31/02; Cost
  $1,567,125)(e)                                 1,500,000       1,545,662
==========================================================================

OIL & GAS-0.61%

Canadian Oil Sands Ltd., (Canada) Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired
  08/17/01-07/31/02; Cost $3,220,956)(e)         3,200,000       3,286,112
==========================================================================

OIL & GAS DRILLING-0.87%

Transocean Sedco Forex Inc., Unsec. Notes,
  6.95%, 04/15/08                                4,300,000       4,646,580
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.42%

Kinder Morgan Energy Partners, LP, Sr. Unsec.
  Notes, 7.13%, 03/15/12                         1,500,000       1,591,397
--------------------------------------------------------------------------
National-Oilwell, Inc., Sr. Unsec. Notes,
  6.50%, 03/15/11                                4,000,000       4,018,800
--------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                       2,000,000       2,013,300
==========================================================================
                                                                 7,623,497
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.41%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                          1,200,000       1,301,844
--------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11             2,400,000       2,450,424
--------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                         1,250,000       1,250,000
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
OIL & GAS EXPLORATION &
  PRODUCTION-(CONTINUED)

Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                             $ 2,300,000    $  2,554,702
--------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                         795,000         864,674
--------------------------------------------------------------------------
Devon Financing Corp. ULC, Sr. Unsec. Gtd.
  Unsub. Deb., 7.88%, 09/30/31                   2,155,000       2,315,332
--------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                         3,500,000       3,804,010
--------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                         5,500,000       5,610,000
--------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Yankee Notes,
  7.40%, 05/01/28                                2,000,000       1,971,980
--------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                       6,000,000       5,094,960
--------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
  Notes, 6.75%, 05/15/08                         1,700,000       1,832,685
==========================================================================
                                                                29,050,611
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.52%

Pennzoil-Quaker State Co., Unsec. Deb.,
  7.38%, 04/01/29                                6,855,000       7,400,589
--------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Putable Yankee Bonds,
  9.38%, 12/02/08                                2,500,000       2,668,750
--------------------------------------------------------------------------
  Series P, Sr. Unsec. Gtd. Putable Unsub.
  Yankee Bonds, 9.50%, 03/15/06                  3,100,000       3,426,492
==========================================================================
                                                                13,495,831
==========================================================================

PAPER PRODUCTS-0.17%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08                900,000         906,750
==========================================================================

PHARMACEUTICALS-0.47%

Johnson & Johnson, Unsec. Debs., 8.72%,
  11/01/24                                       2,200,000       2,515,172
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.79%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $2,246,558)(e)                                 2,250,000       2,375,663
--------------------------------------------------------------------------
American Re Corp.-Series B, Sr. Unsec. Notes,
  7.45%, 12/15/26                                2,900,000       3,079,133
--------------------------------------------------------------------------
Markel Corp.,
  Unsec. Gtd. Notes, 7.20%, 08/15/07             2,200,000       2,202,948
--------------------------------------------------------------------------
  Unsec. Notes, 7.00%, 05/15/08                  2,000,000       1,944,880
==========================================================================
                                                                 9,602,624
==========================================================================

PUBLISHING-2.39%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/06                 5,000,000       5,317,550
--------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                 4,950,000       5,427,329
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
  10/01/06                                       2,000,000       2,058,200
==========================================================================
                                                                12,803,079
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

RAILROADS-1.72%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                     $ 7,250,000    $  7,898,005
--------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10              1,300,000       1,348,750
==========================================================================
                                                                 9,246,755
==========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.99%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18                600,000         640,068
--------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               600,000         622,998
--------------------------------------------------------------------------
HealthCare REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                3,500,000       3,631,635
--------------------------------------------------------------------------
Host Marriott LP,
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                         920,000         897,000
--------------------------------------------------------------------------
  Series I, Unsec. Gtd. Notes, 9.50%,
  01/15/07                                       1,500,000       1,500,000
--------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                  755,000         781,425
--------------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Gtd. Notes,
  9.75%, 03/01/12                                  465,000         467,325
--------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                2,000,000       2,151,480
==========================================================================
                                                                10,691,931
==========================================================================

SOVEREIGN DEBT-0.47%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                         1,100,000       1,098,031
--------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                       1,300,000       1,436,539
==========================================================================
                                                                 2,534,570
==========================================================================

SPECIALTY CHEMICALS-0.06%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                  310,000         299,150
==========================================================================

SPECIALTY STORES-0.61%

CSK Auto, Inc., Sr. Unsec. Gtd. Notes,
  12.00%, 06/15/06                               1,550,000       1,650,750
--------------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                   1,550,000       1,596,500
==========================================================================
                                                                 3,247,250
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.20%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                               2,000,000       1,090,000
==========================================================================

TRUCKING-0.27%

North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(b)                     1,365,000       1,426,425
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.85%

Crown Castle International Corp., Sr. Unsec.
  Notes, 10.75%, 08/01/11                        1,850,000       1,276,500
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
WIRELESS TELECOMMUNICATION
  SERVICES-(CONTINUED)

Nextel Communications, Inc.,
  Sr. Notes, 12.00%, 11/01/08                  $ 1,550,000    $  1,123,750
--------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 02/01/11              2,100,000       1,365,000
--------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  8.75%, 11/15/11                                1,270,000         793,750
==========================================================================
                                                                 4,559,000
==========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $438,796,085)                                415,112,826
==========================================================================

                                                PRINCIPAL
                                                AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-6.53%

CANADA-1.62%

AT&T Canada Inc. (Integrated
  Telecommunication Services),
  Sr. Unsec. Unsub. Notes,
  7.15%, 09/23/04                    CAD           500,000          35,534
--------------------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Wireless Telecommunication
  Services), Unsec. Deb.,
  6.55%, 06/02/08                    CAD         2,250,000       1,421,451
--------------------------------------------------------------------------
Canadian Government
  (Sovereign Debt), Bonds,
  6.63%, 10/03/07                    NZD         7,400,000       3,461,062
--------------------------------------------------------------------------
Ontario (Province of)
  (Sovereign Debt), Unsec. Unsub.
  Notes, 6.25%, 12/03/08             NZD         2,500,000       1,131,571
--------------------------------------------------------------------------
Rogers Cablesystems Ltd.
  (Broadcasting & Cable TV), Sr.
  Sec. Second Priority Deb.,
  9.65%, 01/15/14                    CAD         3,300,000       1,985,629
--------------------------------------------------------------------------
Westcoast Energy Inc.
  (Gas Utilities)-Series V,
  Unsec. Deb., 6.45%, 12/18/06       CAD         1,000,000         653,746
==========================================================================
                                                                 8,688,993
==========================================================================

GERMANY-2.65%

Bundesrepublik Deutschland
  (Sovereign Debt), Bonds,
  6.50%, 10/14/05                    EUR           650,000         682,125
--------------------------------------------------------------------------
Germany (Federal Republic of)
  (Sovereign Debt), Bonds,
  5.25%, 01/04/11                    EUR        10,125,000      10,277,288
--------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau
  (Banks), Sr. Unsec. Unsub. Deb.,
  5.25%, 07/04/12                    EUR         3,250,000       3,249,249
==========================================================================
                                                                14,208,662
==========================================================================

NETHERLANDS-0.37%

Olivetti International Finance N.V.
  (Integrated Telecommunication
  Services)-Series E, Gtd.
  Medium Term Euro Notes,
  6.13%, 07/30/09                    EUR         2,050,000       1,974,802
==========================================================================

UNITED KINGDOM-1.89%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV),
  Sr. Unsec. Gtd. Unsub. Euro Bonds,
  7.75%, 07/09/09                    GBP         1,750,000       2,551,826
--------------------------------------------------------------------------
Sutton Bridge Financing Ltd.
  (Electric Utilities), Gtd. Notes,
  8.63%, 06/30/22(b)                 GBP         1,942,890       3,267,373
--------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                AMOUNT(g)        VALUE
UNITED KINGDOM-(CONTINUED)

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07     GBP          2,475,000    $  4,328,794
==========================================================================
                                                                10,147,993
==========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $34,189,334)                                  35,020,450
==========================================================================

                                                 SHARES
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-1.12%

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(d)(e)(h)              4,100              41
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.27%

Cendant Corp.(i)                                   105,409       1,456,752
==========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B, Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(e)(h)                                     2,885              29
--------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost $0)(e)(h)        2,885              29
==========================================================================
                                                                        58
==========================================================================

RAILROADS-0.01%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(e)(h)                 1,300          58,825
==========================================================================

REAL ESTATE INVESTMENT TRUSTS-0.66%

First Republic Capital Corp.-Series A, Pfd.
  (Acquired 05/26/99; Cost $3,500,000)(e)            3,500       3,500,000
==========================================================================

SYSTEMS SOFTWARE-0.18%

Microsoft Corp.(i)                                  20,291         973,562
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(d)(e)(h)                        1,775              18
==========================================================================
    Total Domestic Stocks & Other Equity
      Interests (Cost $8,370,114)                                5,989,256
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-4.36%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.52%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                              $ 1,000,000       1,058,680
--------------------------------------------------------------------------
Pass Through Ctfs.,
  6.00%, 04/01/17 to 06/01/17                      696,639         717,219
--------------------------------------------------------------------------
  6.50%, 04/01/17                                   99,249         103,483
--------------------------------------------------------------------------
  7.50%, 06/01/30                                  150,000         158,242
--------------------------------------------------------------------------
  7.00%, 06/01/32                                  199,198         207,423
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Pass Through Ctfs., TBA,
  6.00%, 09/01/32                              $   150,000    $    151,453
--------------------------------------------------------------------------
  6.50%, 09/01/32                                  400,000         411,625
==========================================================================
                                                                 2,808,125
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.38%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                      559,692         591,446
--------------------------------------------------------------------------
  7.00%, 02/01/16 to 03/01/32                    1,297,525       1,353,662
--------------------------------------------------------------------------
  6.50%, 09/01/16                                  257,746         268,833
--------------------------------------------------------------------------
  8.00%, 10/01/30                                   82,461          87,940
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 09/01/32                                1,150,000       1,159,703
--------------------------------------------------------------------------
  6.50%, 09/01/32                                2,224,000       2,286,550
--------------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                                2,500,000       2,562,375
--------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                1,450,000       1,561,113
--------------------------------------------------------------------------
  4.75%, 01/02/07                                1,500,000       1,556,625
--------------------------------------------------------------------------
  6.25%, 02/01/11                                3,950,000       4,221,444
--------------------------------------------------------------------------
  5.25%, 08/01/12                                2,500,000       2,471,450
==========================================================================
                                                                18,121,141
==========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.46%

Pass Through Ctfs.,
  8.50%, 11/15/24                                  543,371         590,421
--------------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32                      635,207         656,068
--------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                      567,580         593,858
--------------------------------------------------------------------------
  6.00%, 12/15/31 to 01/15/32                      248,824         252,385
--------------------------------------------------------------------------
  7.50%, 01/15/32                                  360,338         381,755
==========================================================================
                                                                 2,474,487
==========================================================================
    Total U.S. Government Agency Securities
      (Cost $22,709,437)                                        23,403,753
==========================================================================

ASSET-BACKED SECURITIES-5.75%

AIRLINES-3.42%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $3,000,000)(e)                                 3,000,000       2,390,340
--------------------------------------------------------------------------
American Airlines, Inc.- Class A-1-Series
  2001-1, Pass Through Ctfs. 6.98%, 05/23/21     4,523,618       4,444,003
--------------------------------------------------------------------------
Continental Airlines, Inc.,-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                 2,960,923       2,813,706
--------------------------------------------------------------------------
Delta Air Lines, Inc., Equipment Trust Ctfs.,
  10.50%, 04/30/16                               5,000,000       4,951,250
--------------------------------------------------------------------------
United Air Lines, Inc.-Class A-2, Pass
  Through Ctfs., 7.73%, 07/01/10                 4,100,000       3,765,645
==========================================================================
                                                                18,364,944
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

DIVERSIFIED FINANCIAL SERVICES-2.01%

Citicorp Lease-Class A1, Series 1999-1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02-06/19/02; Cost $2,768,495)(e)       $ 2,617,217    $  2,806,311
--------------------------------------------------------------------------
Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $3,603,676)(e)         3,600,000       3,893,508
--------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06              1,800,000       1,888,290
--------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $2,097,228)(e)                            2,100,000       2,190,770
==========================================================================
                                                                10,778,879
==========================================================================

ELECTRIC UTILITIES-0.32%

Beaver Valley II Funding Corp., Sec. Lease
  Obligation Bonds, 9.00%, 06/01/17              1,500,000       1,704,855
==========================================================================
    Total Asset-Backed Securities (Cost
      $30,908,620)                                              30,848,678
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

U.S. TREASURY SECURITIES-1.14%

U.S. TREASURY NOTES-1.14%

6.13%, 08/15/07                                $ 4,100,000    $  4,578,921
--------------------------------------------------------------------------
6.50%, 02/15/10                                    750,000         860,783
--------------------------------------------------------------------------
5.75%, 08/15/10                                    300,000         329,820
--------------------------------------------------------------------------
5.00%, 08/15/11                                    350,000         365,137
==========================================================================
    Total U.S. Treasury Securities (Cost
      $5,814,181)                                                6,134,661
==========================================================================

                                                 SHARES
MONEY MARKET FUNDS-0.80%

STIC Liquid Assets Portfolio(j)                  2,139,047       2,139,047
--------------------------------------------------------------------------
STIC Prime Portfolio(j)                          2,139,047       2,139,047
==========================================================================
    Total Money Market Funds (Cost
      $4,278,094)                                                4,278,094
==========================================================================
TOTAL INVESTMENTS-97.08% (Cost $545,065,865)                   520,787,718
==========================================================================
OTHER ASSETS LESS LIABILITIES-2.92%                             15,666,823
==========================================================================
NET ASSETS-100.00%                                            $536,454,541
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

CAD    - Canadian Dollar
Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
Disc.  - Discounted
EUR    - Euro
GBP    - British Pound Sterling
Gtd.   - Guaranteed
Jr.    - Junior
LYONS  - Liquid Yield Option Notes
NZD    - New Zealand Dollar
Pfd.   - Preferred
RAPS   - Redeemable and Putable Securities
REIT   - Real Estate Investment Trust
ROARS  - Redeemable and Remarketable Securities
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
TBA    - To Be Announced
Unsec. - Unsecured
Unsub. - Unsubordinated
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/02 was $38,017,730, which represented 7.09% of the Fund's net assets.
(f) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Non-income producing security.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $545,065,865)                                $520,787,718
-----------------------------------------------------------
Foreign currencies, at value (cost $346,907)        353,141
-----------------------------------------------------------
Receivables for:
  Investments sold                               16,813,623
-----------------------------------------------------------
  Fund shares sold                                2,461,226
-----------------------------------------------------------
  Dividends and interest                         10,755,503
-----------------------------------------------------------
  Foreign currency contracts outstanding             23,106
-----------------------------------------------------------
  Investment for deferred compensation plan          70,105
-----------------------------------------------------------
Other assets                                         46,577
===========================================================
    Total assets                                551,310,999
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          12,012,292
-----------------------------------------------------------
  Fund shares reacquired                          1,616,258
-----------------------------------------------------------
  Dividends                                         674,827
-----------------------------------------------------------
  Deferred compensation plan                         70,105
-----------------------------------------------------------
Accrued distribution fees                           326,938
-----------------------------------------------------------
Accrued trustees' fees                                  771
-----------------------------------------------------------
Accrued transfer agent fees                          85,641
-----------------------------------------------------------
Accrued operating expenses                           69,626
===========================================================
    Total liabilities                            14,856,458
===========================================================
Net assets applicable to shares outstanding    $536,454,541
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $281,966,398
___________________________________________________________
===========================================================
Class B                                        $216,709,807
___________________________________________________________
===========================================================
Class C                                        $ 37,768,735
___________________________________________________________
===========================================================
Class R                                        $      9,601
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          45,470,402
___________________________________________________________
===========================================================
Class B                                          34,900,924
___________________________________________________________
===========================================================
Class C                                           6,096,836
___________________________________________________________
===========================================================
Class R                                               1,548
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       6.20
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.20 divided by
      95.25%)                                  $       6.51
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       6.21
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       6.19
___________________________________________________________
===========================================================
Class R
  Net asset value and offering price per
    share                                      $       6.20
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                       $ 44,577,359
-----------------------------------------------------------
Dividends                                           367,555
-----------------------------------------------------------
Dividends from affiliated money market funds        149,725
===========================================================
    Total investment income                      45,094,639
===========================================================

EXPENSES:

Advisory fees                                     2,544,570
-----------------------------------------------------------
Administrative services fees                        131,802
-----------------------------------------------------------
Custodian fees                                       78,789
-----------------------------------------------------------
Distribution fees -- Class A                        797,679
-----------------------------------------------------------
Distribution fees -- Class B                      2,361,879
-----------------------------------------------------------
Distribution fees -- Class C                        431,875
-----------------------------------------------------------
Distribution fees -- Class R                              8
-----------------------------------------------------------
Transfer agent fees                               1,287,975
-----------------------------------------------------------
Trustees' fees                                       10,712
-----------------------------------------------------------
Other                                               220,152
===========================================================
    Total expenses                                7,865,441
===========================================================
Less: Fees waived                                    (1,176)
-----------------------------------------------------------
    Expenses paid indirectly                        (11,705)
===========================================================
    Net expenses                                  7,852,560
===========================================================
Net investment income                            37,242,079
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (54,395,886)
-----------------------------------------------------------
  Foreign currencies                                  1,337
-----------------------------------------------------------
  Foreign currency contracts                     (1,150,421)
===========================================================
                                                (55,544,970)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (7,324,078)
-----------------------------------------------------------
  Foreign currencies                                 28,219
-----------------------------------------------------------
  Foreign currency contracts                        195,089
===========================================================
                                                 (7,100,770)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                     (62,645,740)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(25,403,661)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $  37,242,079    $ 43,500,196
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (55,544,970)    (42,785,523)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           (7,100,770)     23,348,156
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (25,403,661)     24,062,829
===========================================================================================
Distributions to shareholders from net investment income: .
  Class A                                                       (20,406,662)    (25,411,789)
-------------------------------------------------------------------------------------------
  Class B                                                       (13,291,002)    (14,235,384)
-------------------------------------------------------------------------------------------
  Class C                                                        (2,453,982)     (2,147,191)
-------------------------------------------------------------------------------------------
  Class R                                                               (74)             --
-------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                          (994,212)       (937,652)
-------------------------------------------------------------------------------------------
  Class B                                                          (736,149)       (595,428)
-------------------------------------------------------------------------------------------
  Class C                                                          (134,853)        (90,938)
-------------------------------------------------------------------------------------------
  Class R                                                               (32)             --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (31,273,225)     11,935,605
-------------------------------------------------------------------------------------------
  Class B                                                         4,755,275      30,091,490
-------------------------------------------------------------------------------------------
  Class C                                                        (1,919,177)     18,401,373
-------------------------------------------------------------------------------------------
  Class R                                                            10,118              --
===========================================================================================
    Net increase (decrease) in net assets                       (91,847,636)     41,072,915
===========================================================================================

NET ASSETS:

  Beginning of year                                             628,302,177     587,229,262
===========================================================================================
  End of year                                                 $ 536,454,541    $628,302,177
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 699,747,585    $730,247,353
-------------------------------------------------------------------------------------------
  Undistributed net investment income                            (1,534,587)       (296,959)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (137,540,332)    (83,285,278)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                   (24,218,125)    (18,362,939)
===========================================================================================
                                                              $ 536,454,541    $628,302,177
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased by $782,843, undistributed net realized gains increased by $1,289,916 and paid in capital decreased by $2,072,759 as a result of book/tax differences due to foreign currency transactions, defaulted bonds adjustments, bond premium amortization, return of capital and other reclassifications. Net assets of the fund were unaffected by the reclassifications.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.


       The Fund's capital loss carryforward of $93,080,969 as of July 31, 2002 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD    EXPIRATION
   ------------    ----------
   $ 1,419,489    July 31, 2006
   ----------------------------
    13,740,010    July 31, 2007
   ----------------------------
    26,912,929    July 31, 2008
   ----------------------------
     2,702,340    July 31, 2009
   ----------------------------
    48,306,201    July 31, 2010
   ============================
   $93,080,969
   ____________________________
   ============================


       As of July 31, 2002 the Fund has a post-October capital loss deferral of $42,757,374, which will be recognized in the following tax year.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

       Outstanding foreign currency contracts at year were as follows:

                               CONTRACT TO
   SETTLEMENT             ----------------------                 UNREALIZED
   DATE         CURRENCY   DELIVER     RECEIVE       VALUE      APPRECIATION
   ----------   --------  ---------   ----------   ----------   ------------
   10/09/02       EUR     3,500,000   $3,433,500   $3,410,394     $23,106
   _________________________________________________________________________
   =========================================================================


G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities and recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $1,245,584 reduction in the cost of securities and a corresponding $1,245,584 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $1,122,887, to increase net unrealized gains and losses by $709,675 and to increase net realized gains and losses by $413,212. As a result the net investment income per share was decreased by $0.01, the net realized and unrealized gains and losses per share increased by $0.01, and the ratio of net investment income to average net assets decreased by 0.19%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended July 31, 2002, AIM waived fees of $1,176.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $131,802 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $697,042 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B, Class C and Class R shares paid AIM Distributors $797,679, $2,361,879, $431,875 and $8, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $130,523 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $41,125, $7,536, $24,489 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $5,414 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,995 and reductions in custodian fees of $4,710 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $11,705.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from ordinary
  income                           $36,151,720    $41,794,364
-------------------------------------------------------------
Return of capital                    1,865,246      1,624,018
=============================================================
                                   $38,016,966    $43,418,382
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                     $ (93,080,969)
-----------------------------------------------------------
Unrealized appreciation (depreciation)          (70,212,075)
===========================================================
                                              $(163,293,044)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the treatment of bond premium amortization, the treatment of defaulted bonds and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $410,360,027 and $443,357,783, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 13,049,250
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (40,479,224)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $(27,429,974)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $548,217,692.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      19,535,050    $ 129,985,397     19,948,772    $ 139,192,236
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      10,824,126       72,286,011     11,714,579       81,887,558
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,329,978       15,549,708      4,180,883       29,145,850
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          1,531           10,012             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,547,835       16,937,345      3,099,848       21,590,593
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,516,843       10,088,147      1,543,513       10,761,821
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         294,792        1,957,101        250,632        1,741,447
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                             17              106             --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (26,805,775)    (178,195,967)   (21,394,116)    (148,847,224)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (11,702,242)     (77,618,883)    (8,963,733)     (62,557,889)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,930,754)     (19,425,986)    (1,792,733)     (12,485,924)
==========================================================================================================================
                                                               (4,388,599)   $ (28,427,009)     8,587,645    $  60,428,468
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                                                 SEVEN MONTHS
                                                       YEAR ENDED JULY 31,         ENDED             YEAR ENDED DECEMBER 31,
                                                    -------------------------     JULY 31,       --------------------------------
                                                      2002             2001         2000           1999        1998        1997
                                                    --------         --------    ------------    --------    --------    --------
Net asset value, beginning of period                $   6.91         $   7.14      $   7.59      $   8.38    $   8.57    $   8.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.44(a)(b)       0.53          0.34          0.57        0.57        0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.70)           (0.23)        (0.47)        (0.81)      (0.16)       0.39
=================================================================================================================================
    Total from investment operations                   (0.26)            0.30         (0.13)        (0.24)       0.41        0.94
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.43)           (0.51)        (0.25)        (0.55)      (0.55)      (0.52)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --               --            --            --       (0.05)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    (0.02)           (0.02)        (0.07)           --          --          --
=================================================================================================================================
    Total distributions                                (0.45)           (0.53)        (0.32)        (0.55)      (0.60)      (0.61)
=================================================================================================================================
Net asset value, end of period                      $   6.20         $   6.91      $   7.14      $   7.59    $   8.38    $   8.57
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (4.05)%           4.42%        (1.70)%       (2.92)%      4.94%      11.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $281,966         $346,967      $346,482      $393,414    $399,701    $340,608
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 0.96%(d)         0.95%         0.97%(e)      0.91%       0.91%       0.94%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                6.57%(a)(d)      7.57%         8.03%(e)      7.11%       6.69%       6.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   70%              83%           43%           78%         41%         54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $319,071,550.
(e)  Annualized.


                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                                                 SEVEN MONTHS
                                                       YEAR ENDED JULY 31,         ENDED             YEAR ENDED DECEMBER 31,
                                                    -------------------------     JULY 31,       --------------------------------
                                                      2002             2001         2000           1999        1998        1997
                                                    --------         --------    ------------    --------    --------    --------
Net asset value, beginning of period                $   6.92         $   7.14      $   7.58      $   8.37    $   8.55    $   8.23
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.39(a)(b)       0.48          0.31          0.50        0.50        0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.70)           (0.23)        (0.47)        (0.80)      (0.15)       0.38
=================================================================================================================================
    Total from investment operations                   (0.31)            0.25         (0.16)        (0.30)       0.35        0.86
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.38)           (0.45)        (0.21)        (0.49)      (0.48)      (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --               --            --            --       (0.05)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    (0.02)           (0.02)        (0.07)           --          --          --
=================================================================================================================================
    Total distributions                                (0.40)           (0.47)        (0.28)        (0.49)      (0.53)      (0.54)
=================================================================================================================================
Net asset value, end of period                      $   6.21         $   6.92      $   7.14      $   7.58    $   8.37    $   8.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (4.76)%           3.67%        (2.09)%       (3.72)%      4.20%      10.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $216,710         $237,118      $213,926      $244,713    $219,033    $125,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.71%(d)         1.71%         1.73%(e)      1.66%       1.66%       1.69%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                5.82%(a)(d)      6.81%         7.28%(e)      6.36%       5.94%       5.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   70%              83%           43%           78%         41%         54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $236,187,889.
(e)  Annualized.


                                                                                     CLASS C
                                                 -------------------------------------------------------------------------------
                                                                                                                  AUGUST 4, 1997
                                                                            SEVEN MONTHS        YEAR ENDED        (DATE SALES
                                                   YEAR ENDED JULY 31,        ENDED            DECEMBER 31,       COMMENCED) TO
                                                 -----------------------    JULY 31,        ------------------    DECEMBER 31,
                                                  2002            2001        2000           1999       1998         1997
                                                 -------         -------    ------------    -------    -------    --------------
Net asset value, beginning of period             $  6.91         $  7.13      $  7.57       $  8.36    $  8.54        $ 8.38
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.39(a)(b)      0.48         0.31          0.50       0.50          0.19
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.71)          (0.23)       (0.47)        (0.80)     (0.15)         0.22
================================================================================================================================
    Total from investment operations               (0.32)           0.25        (0.16)        (0.30)      0.35          0.41
================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.38)          (0.45)       (0.21)        (0.49)     (0.48)        (0.16)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --           --            --      (0.05)        (0.09)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                (0.02)          (0.02)       (0.07)           --         --            --
================================================================================================================================
    Total distributions                            (0.40)          (0.47)       (0.28)        (0.49)     (0.53)        (0.25)
================================================================================================================================
Net asset value, end of period                   $  6.19         $  6.91      $  7.13       $  7.57    $  8.36        $ 8.54
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                    (4.92)%          3.68%       (2.09)%       (3.71)%     4.21%         4.96%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $37,769         $44,216      $26,821       $28,202    $19,332        $2,552
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets             1.71%(d)        1.71%        1.73%(e)      1.66%      1.66%         1.69%(e)
================================================================================================================================
Ratio of net investment income to average net
  assets                                            5.82%(a)(d)     6.81%        7.28%(e)      6.36%      5.94%         5.80%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                               70%             83%          43%           78%        41%           54%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $43,187,491.
(e)  Annualized.


                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                JULY 31,
                                                                  2002
                                                                -------------
Net asset value, beginning of period                               $ 6.53
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.06(a)(b)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.32)
=============================================================================
    Total from investment operations                                (0.26)
=============================================================================
Less distributions:
  Dividends from net investment income                              (0.05)
-----------------------------------------------------------------------------
  Return of capital                                                 (0.02)
=============================================================================
    Total distributions                                             (0.07)
=============================================================================
Net asset value, end of period                                     $ 6.20
_____________________________________________________________________________
=============================================================================
Total return(c)                                                     (4.01)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   10
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                              1.21%(d)
=============================================================================
Ratio of net investment income to average net assets                 6.32%(a)(d)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                70%
_____________________________________________________________________________
=============================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c)  Not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $9,857.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Intermediate Government Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                                PRINCIPAL          MARKET
                                                  AMOUNT           VALUE
U.S. GOVERNMENT AGENCY SECURITIES-84.20%

FEDERAL FARM CREDIT BANK-3.77%

Bonds,
  3.88%, 12/15/04                              $  7,410,000    $    7,510,331
-----------------------------------------------------------------------------
  4.38%, 04/15/05                                 7,670,000         7,956,475
-----------------------------------------------------------------------------
  6.00%, 06/11/08 to 03/07/11                    19,000,000        20,535,460
-----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                10,000,000         9,713,300
=============================================================================
                                                                   45,715,566
=============================================================================

FEDERAL HOME LOAN BANK-12.04%

Bonds,
  7.36%, 07/01/04                                 2,800,000         3,053,932
-----------------------------------------------------------------------------
Medium Term Notes,
  4.15%, 02/28/05                                40,800,000        40,867,320
-----------------------------------------------------------------------------
Unsec. Bonds,
  4.63%, 04/15/05                                23,330,000        24,351,621
-----------------------------------------------------------------------------
  6.50%, 11/15/05                                 2,000,000         2,202,380
-----------------------------------------------------------------------------
  7.25%, 02/15/07                                 5,500,000         6,266,645
-----------------------------------------------------------------------------
  5.48%, 01/08/09                                 1,000,000         1,055,510
-----------------------------------------------------------------------------
  5.75%, 05/15/12                                65,210,000        68,370,076
=============================================================================
                                                                  146,167,484
=============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-28.58%

Pass Through Certificates,
  9.00%, 12/01/05 to 04/01/25                     1,388,632         1,505,426
-----------------------------------------------------------------------------
  8.00%, 07/01/06 to 10/01/23                     5,220,288         5,628,155
-----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                     9,925,171        10,674,325
-----------------------------------------------------------------------------
  7.00%, 11/01/10 to 06/01/32                    78,745,078        82,076,854
-----------------------------------------------------------------------------
  6.50%, 02/01/11 to 10/01/31                    34,152,741        35,432,254
-----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    3,198,026         3,683,810
-----------------------------------------------------------------------------
  12.00%, 02/01/13                                    6,974             8,086
-----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      549,580           629,066
-----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     2,840,965         3,157,989
-----------------------------------------------------------------------------
  7.50%, 09/01/30                                 2,868,244         3,025,853
-----------------------------------------------------------------------------
Pass Through Certificates TBA,(a)
  6.00%, 08/01/32                                24,000,000        24,269,250
-----------------------------------------------------------------------------
  6.50%, 08/01/32                                50.000,000        51,498,438
-----------------------------------------------------------------------------

                                                PRINCIPAL          MARKET
                                                  AMOUNT           VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-(CONTINUED)

Unsec. Medium Term Notes,
  3.88%, 12/20/04                              $ 21,090,000    $   21,235,521
-----------------------------------------------------------------------------
  4.38%, 08/19/05                                 9,750,000         9,763,163
-----------------------------------------------------------------------------
  4.50%, 02/27/06                                30,000,000        30,386,400
-----------------------------------------------------------------------------
  5.50%, 04/11/06                                 4,900,000         4,931,556
-----------------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                30,000,000        31,223,700
-----------------------------------------------------------------------------
  5.13%, 10/15/08 to 07/15/12                    27,000,000        27,662,060
=============================================================================
                                                                  346,791,906
=============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-31.72%

Pass Through Certificates,
  8.50%, 01/01/07 to 04/01/30                    28,664,593        31,180,403
-----------------------------------------------------------------------------
  7.50%, 06/01/10 to 07/01/31                    26,139,030        27,635,188
-----------------------------------------------------------------------------
  7.00%, 05/01/11 to 05/01/32                    17,280,390        18,015,494
-----------------------------------------------------------------------------
  8.00%, 02/01/12 to 07/01/31                     6,944,788         7,428,424
-----------------------------------------------------------------------------
  6.50%, 05/01/13 to 11/01/31                    19,298,716        20,116,419
-----------------------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24                    15,903,424        16,369,742
-----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       591,715           657,629
-----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    3,421,065         3,891,052
-----------------------------------------------------------------------------
  10.30%, 04/20/25                                1,061,506         1,198,382
-----------------------------------------------------------------------------
Pass Through Certificates, TBA,(a)
  6.00%, 08/01/32                                44,000,000        44,433,125
-----------------------------------------------------------------------------
  6.50%, 08/01/32                                88,500,000        91,119,047
-----------------------------------------------------------------------------
  8.50%, 09/01/32                                 3,500,000         3,831,406
-----------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
  6.88%, 09/10/12 to 09/24/12                    24,765,000        26,871,941
-----------------------------------------------------------------------------
  6.47%, 09/25/12                                10,550,000        11,670,726
-----------------------------------------------------------------------------
Unsec. Notes,
  5.35%, 09/19/06                                 8,000,000         8,034,320
-----------------------------------------------------------------------------
  5.25%, 04/15/07                                16,000,000        16,904,320
-----------------------------------------------------------------------------
  4.25%, 07/15/07                                23,000,000        23,275,540
-----------------------------------------------------------------------------
  6.13%, 03/15/12                                30,000,000        32,281,500
=============================================================================
                                                                  384,914,658
=============================================================================


                                                PRINCIPAL          MARKET
                                                  AMOUNT           VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.81%

Pass Through Certificates,
  6.00%, 10/15/08 to 11/15/08                  $    245,318    $      256,236
-----------------------------------------------------------------------------
  6.50%, 10/15/08                                   196,345           206,927
-----------------------------------------------------------------------------
  7.00%, 10/15/08 to 07/15/28                     8,963,946         9,385,855
-----------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                       515,649           567,646
-----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                     1,901,714         2,131,444
-----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    4,205,083         4,793,064
-----------------------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15                       37,324            43,303
-----------------------------------------------------------------------------
  12.50%, 11/15/10                                   45,366            53,596
-----------------------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15                      159,406           192,766
-----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      145,524           175,780
-----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      203,121           244,076
-----------------------------------------------------------------------------
  10.50%, 02/15/16                                   22,713            26,588
-----------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                    11,787,482        12,647,104
-----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                     3,155,888         3,345,012
=============================================================================
                                                                   34,069,397
=============================================================================

PRIVATE EXPORT FUNDING COMPANY-1.39%

Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                 7,000,000         8,003,100
-----------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                 8,000,000         8,864,480
=============================================================================
                                                                   16,867,580
=============================================================================

TENNESSEE VALLEY AUTHORITY-3.89%

Bonds, 4.88%, 12/15/16                           10,000,000        10,338,400
-----------------------------------------------------------------------------
Series A, Bonds, 5.63%, 01/18/11                 28,517,000        29,881,253
-----------------------------------------------------------------------------
Series G, Bonds, 5.38%, 11/13/08                  6,600,000         7,010,058
=============================================================================
                                                                   47,229,711
=============================================================================
    Total U.S. Government Agency Securities
      (Cost $1,004,015,856)                                     1,021,756,302
=============================================================================

                                                PRINCIPAL          MARKET
                                                  AMOUNT           VALUE


U.S. TREASURY SECURITIES-16.75%

U.S. TREASURY NOTES-12.64%

6.75%, 05/15/05                                $ 29,500,000    $   32,694,850
-----------------------------------------------------------------------------
4.63%, 05/15/06                                  29,800,000        31,384,764
-----------------------------------------------------------------------------
4.38%, 05/15/07(b)                               66,000,000        68,670,360
-----------------------------------------------------------------------------
4.88%, 02/15/12(b)                               20,000,000        20,637,200
=============================================================================
                                                                  153,387,174
=============================================================================
U.S. TREASURY BONDS-3.28%

7.50%, 11/15/16 to 11/15/24                      14,950,000        18,739,609
-----------------------------------------------------------------------------
6.25%, 05/15/30                                  18,890,000        21,037,226
=============================================================================
                                                                   39,776,835
=============================================================================
U.S. TREASURY STRIPS-0.83%(c)

5.38%, 05/15/06                                   8,000,000         7,092,800
-----------------------------------------------------------------------------
6.79%, 11/15/18                                   7,750,000         3,053,423
=============================================================================
                                                                   10,146,223
=============================================================================
    Total U.S. Treasury Securities (Cost
      $197,840,943)                                               203,310,232
=============================================================================

                                                  SHARES
MONEY MARKET FUNDS-23.35%

STIT Government & Agency Portfolio (Cost
  $283,406,073)(d)                              283,406,073       283,406,073
=============================================================================
TOTAL INVESTMENTS-124.30% (Cost
  $1,485,262,872)                                               1,508,472,607
=============================================================================
OTHER ASSETS LESS LIABILITIES-(24.30%)                           (294,915,053)
=============================================================================
NET ASSETS-100.00%                                             $1,213,557,554
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(b) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at 07/31/02.
(c) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $1,485,262,872)                            $1,508,472,607
-----------------------------------------------------------
Receivables for:
  Fund shares sold                               12,780,810
-----------------------------------------------------------
  Dividends and interest                         11,713,196
-----------------------------------------------------------
  Principal paydowns                                332,135
-----------------------------------------------------------
Investment for deferred compensation plan            56,200
-----------------------------------------------------------
Other assets                                        139,110
===========================================================
    Total assets                              1,533,494,058
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                         214,344,543
-----------------------------------------------------------
  Fund shares reacquired                         13,886,549
-----------------------------------------------------------
  Dividends                                         702,769
-----------------------------------------------------------
  Reverse repurchase agreements                  89,705,000
-----------------------------------------------------------
  Deferred compensation plan                         56,200
-----------------------------------------------------------
Accrued interest expense                              3,920
-----------------------------------------------------------
Accrued distribution fees                           777,774
-----------------------------------------------------------
Accrued trustees' fees                                1,283
-----------------------------------------------------------
Accrued transfer agent fees                         114,106
-----------------------------------------------------------
Accrued operating expenses                          344,360
===========================================================
    Total liabilities                           319,936,504
===========================================================
Net assets applicable to shares
  outstanding                                $1,213,557,554
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                      $  473,103,542
___________________________________________________________
===========================================================
Class B                                      $  613,306,204
___________________________________________________________
===========================================================
Class C                                      $  127,114,212
___________________________________________________________
===========================================================
Class R                                      $       33,596
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          50,991,897
___________________________________________________________
===========================================================
Class B                                          65,901,089
___________________________________________________________
===========================================================
Class C                                          13,706,567
___________________________________________________________
===========================================================
Class R                                               3,625
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                  $         9.28
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.28 divided by
      95.25%)                                $         9.74
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                    $         9.31
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                    $         9.27
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                    $         9.27
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                        $41,389,986
-----------------------------------------------------------
Dividends from affiliated money market funds      3,934,282
===========================================================
    Total investment income                      45,324,268
===========================================================

EXPENSES:

Advisory fees                                     3,328,024
-----------------------------------------------------------
Administrative services fees                        158,838
-----------------------------------------------------------
Custodian fees                                      104,840
-----------------------------------------------------------
Distribution fees -- Class A                        913,667
-----------------------------------------------------------
Distribution fees -- Class B                      3,744,307
-----------------------------------------------------------
Distribution fees -- Class C                        823,922
-----------------------------------------------------------
Distribution fees -- Class R                             14
-----------------------------------------------------------
Interest                                            350,670
-----------------------------------------------------------
Transfer agent fees                               1,413,898
-----------------------------------------------------------
Trustees' fees                                       12,034
-----------------------------------------------------------
Other                                               305,503
===========================================================
    Total expenses                               11,155,717
===========================================================
Less: Fees waived                                   (28,397)
-----------------------------------------------------------
    Expenses paid indirectly                        (10,009)
===========================================================
    Net expenses                                 11,117,311
===========================================================
Net investment income                            34,206,957
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities      7,060,161
===========================================================
Change in net unrealized appreciation of
  investment securities                          13,327,043
===========================================================
Net gain from investment securities              20,387,204
===========================================================
Net increase in net assets resulting from
  operations                                    $54,594,161
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                   2002             2001
                                                              --------------    ------------
OPERATIONS:

  Net investment income                                       $   34,206,957    $ 26,811,062
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     7,060,161       3,212,879
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    13,327,043      14,303,931
============================================================================================
    Net increase in net assets resulting from operations          54,594,161      44,327,872
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (18,042,169)    (14,773,132)
--------------------------------------------------------------------------------------------
  Class B                                                        (15,743,394)    (11,061,094)
--------------------------------------------------------------------------------------------
  Class C                                                         (3,470,538)     (2,309,804)
--------------------------------------------------------------------------------------------
  Class R                                                               (135)             --
--------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                                 --        (128,142)
--------------------------------------------------------------------------------------------
  Class B                                                                 --        (110,507)
--------------------------------------------------------------------------------------------
  Class C                                                                 --         (23,140)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        162,667,870      72,844,994
--------------------------------------------------------------------------------------------
  Class B                                                        336,030,816      85,911,151
--------------------------------------------------------------------------------------------
  Class C                                                         65,503,763      24,431,473
--------------------------------------------------------------------------------------------
  Class R                                                             33,308              --
============================================================================================
    Net increase in net assets                                   581,573,682     199,109,671
============================================================================================

NET ASSETS:

  Beginning of year                                              631,983,872     432,874,201
============================================================================================
  End of year                                                 $1,213,557,554    $631,983,872
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,228,796,118    $664,652,890
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               (133,395)        (63,726)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (38,314,904)    (41,850,663)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                23,209,735       9,245,371
============================================================================================
                                                              $1,213,557,554    $631,983,872
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class R shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

       Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts excluding mortgage-backed securities, are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased by $3,616,931, undistributed net realized gains decreased by $3,524,402 and shares of beneficial interest decreased by $92,529 as a result of book/tax differences due to paydown reclassifications, distributions, bond premium amortization, and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $38,314,903 which expires as follows:

   CAPITAL LOSS
   CARRYFORWARD    EXPIRATION
   ------------    ----------
   $   219,350    July 31, 2003
   ----------------------------
     3,466,244    July 31, 2004
   ----------------------------
         4,686    July 31, 2005
   ----------------------------
    25,224,263    July 31, 2007
   ----------------------------
     9,400,360    July 31, 2008
   ============================
   $38,314,903
   ____________________________
   ============================

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses or an asset-backed securities as adjustments to net investment income. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $637,321 reduction in the cost of securities and a corresponding $637,321 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $1,129,244, to increase net unrealized gains and losses by $760,102 and to increase net realized gains and losses by $369,142. As a result the net investment income per share decreased $0.04, the net realized and unrealized gains and losses per share increased by $0.04 and the ratio of net investment income to average net assets decreased by 0.51%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended July 31, 2002, AIM waived fees of $28,397.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $158,838 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $666,962 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B, Class C and Class R shares paid AIM Distributors $913,667, $3,744,307, $823,922 and $14, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $300,212 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $214,155, $14,615, $54,801 and $0 in contingent deferred sales charges imposed on redemptions of Class A, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $5,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $9,365 and reductions in custodian fees of $644 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,009.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.

  The maximum amount of repurchase agreements outstanding during the year ended July 31, 2002 was $90,425,000, and averaged $24,797,711 per day with a weighted average interest rate of 1.41%.

  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from
  ordinary income                  $37,256,236    $28,405,819
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss
  carryforward            $(38,314,903)
--------------------------------------
Unrealized appreciation     23,076,339
======================================
                          $(15,238,564)
______________________________________
======================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of bond premium amortization and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $1,432,206,187 and $966,770,487, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $24,307,748
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,162,277)
===========================================================
Net unrealized appreciation of investment
  securities                                    $23,145,471
___________________________________________________________
===========================================================
Cost of investment for tax purposes is $1,485,327,136.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                           2002                              2001
                                                              -------------------------------    ----------------------------
                                                                 SHARES           AMOUNT           SHARES          AMOUNT
                                                              ------------    ---------------    -----------    -------------
Sold:
  Class A                                                      141,358,670    $ 1,293,194,070     70,420,358    $ 634,206,122
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       54,984,125        507,221,308     21,411,964      193,273,518
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       17,930,155        164,422,350      7,928,891       71,408,489
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                           4,773             43,973             --               --
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        1,556,614         14,273,598      1,352,466       12,138,035
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,318,829         12,129,999        904,111        8,138,588
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                          303,088          2,777,727        211,013        1,893,881
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                              15                135             --               --
=============================================================================================================================
Reacquired:
  Class A                                                     (125,208,629)    (1,144,799,798)   (63,746,143)    (573,499,163)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (20,005,120)      (183,320,491)   (12,844,788)    (115,500,955)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (11,125,287)      (101,696,314)    (5,443,297)     (48,870,897)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          (1,163)           (10,800)            --               --
=============================================================================================================================
                                                                61,116,070    $   564,235,757     20,194,575    $ 183,187,618
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                                SEVEN MONTHS
                                                     YEAR ENDED JULY 31,           ENDED             YEAR ENDED DECEMBER 31,
                                                   ------------------------       JULY 31,       --------------------------------
                                                     2002            2001           2000           1999        1998        1997
                                                   --------        --------    --------------    --------    --------    --------
Net asset value, beginning of period               $   9.08        $   8.77       $   8.80       $   9.58    $   9.46    $   9.28
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.43(a)         0.50(b)        0.34           0.60        0.62        0.63
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           0.23            0.35          (0.03)         (0.78)       0.13        0.18
=================================================================================================================================
    Total from investment operations                   0.66            0.85           0.31          (0.18)       0.75        0.81
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.46)          (0.54)         (0.34)         (0.60)      (0.63)      (0.61)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                      --              --             --             --          --       (0.02)
=================================================================================================================================
    Total distributions                               (0.46)          (0.54)         (0.34)         (0.60)      (0.63)      (0.63)
=================================================================================================================================
Net asset value, end of period                     $   9.28        $   9.08       $   8.77       $   8.80    $   9.58    $   9.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        7.39%           9.91%          3.55%         (1.87)%      8.17%       9.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $473,104        $302,391       $221,636       $238,957    $245,613    $167,427
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                         0.94%(d)        1.32%          1.25%(e)       1.08%       1.20%       1.11%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                         0.90%(d)        0.93%          0.98%(e)       0.89%       0.96%       1.00%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.58%(a)(d)     5.61%          6.61%(e)       6.60%       6.43%       6.77%
=================================================================================================================================
Ratio of interest expense to average net assets        0.04%(d)        0.39%          0.27%(e)       0.19%       0.24%       0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 146%            194%            65%           141%        147%         99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 31, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydown gains and losses adjustment to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $365,466,933.
(e)  Annualized.


                                                                                      CLASS B
                                                    ---------------------------------------------------------------------------
                                                                                SEVEN MONTHS
                                                      YEAR ENDED JULY 31,           ENDED           YEAR ENDED DECEMBER 31,
                                                    ------------------------      JULY 31,      -------------------------------
                                                      2002            2001          2000          1999        1998       1997
                                                    --------        --------    ------------    --------    --------    -------
Net asset value, beginning of period                $   9.11        $   8.79      $   8.82      $   9.59    $   9.46    $  9.28
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.37(a)         0.44(b)       0.30          0.53        0.55       0.56
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            0.22            0.35         (0.04)        (0.77)       0.13       0.17
===============================================================================================================================
    Total from investment operations                    0.59            0.79          0.26         (0.24)       0.68       0.73
===============================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.39)          (0.47)        (0.29)        (0.53)      (0.55)     (0.53)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                       --              --            --            --          --      (0.02)
===============================================================================================================================
    Total distributions                                (0.39)          (0.47)        (0.29)        (0.53)      (0.55)     (0.55)
===============================================================================================================================
Net asset value, end of period                      $   9.31        $   9.11      $   8.79      $   8.82    $   9.59    $  9.46
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                         6.58%           9.17%         3.05%        (2.56)%      7.40%      8.16%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $613,306        $269,677      $177,032      $228,832    $237,919    $89,265
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                          1.69%(d)        2.08%         2.01%(e)      1.85%       1.96%      1.87%
===============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                          1.65%(d)        1.69%         1.74%(e)      1.66%       1.72%      1.76%
===============================================================================================================================
Ratio of net investment income to average net
  assets                                                3.83%(a)(d)     4.85%         5.85%(e)      5.83%       5.68%      6.01%
===============================================================================================================================
Ratio of interest expense to average net assets         0.04%(d)        0.39%         0.27%(e)      0.19%       0.24%      0.11%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                  146%            194%           65%          141%        147%        99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized on debt securities or recorded paydowns gains and losses adjustments to net investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect the change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $374,430,725.
(e)  Annualized.


                                                                                    CLASS C
                                                -------------------------------------------------------------------------------
                                                                                                                 AUGUST 4, 1997
                                                                           SEVEN MONTHS        YEAR ENDED         (DATE SALES
                                                  YEAR ENDED JULY 31,         ENDED           DECEMBER 31,       COMMENCED) TO
                                                -----------------------      JULY 31,      ------------------     DECEMBER 31,
                                                  2002           2001          2000         1999       1998           1997
                                                --------        -------    ------------    -------    -------    --------------
Net asset value, beginning of period            $   9.08        $  8.77      $  8.79       $  9.56    $  9.44        $ 9.33
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.37(a)        0.44(b)      0.30          0.53       0.56          0.24
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.21           0.34        (0.03)        (0.77)      0.11          0.10
===============================================================================================================================
    Total from investment operations                0.58           0.78         0.27         (0.24)      0.67          0.34
===============================================================================================================================
Less distributions:
  Dividends from net investment income             (0.39)         (0.47)       (0.29)        (0.53)     (0.55)        (0.22)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                   --             --           --            --         --         (0.01)
===============================================================================================================================
    Total distributions                            (0.39)         (0.47)       (0.29)        (0.53)     (0.55)        (0.23)
===============================================================================================================================
Net asset value, end of period                  $   9.27        $  9.08      $  8.77       $  8.79    $  9.56        $ 9.44
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                     6.48%          9.08%        3.18%        (2.57)%     7.31%         3.64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $127,114        $59,915      $34,206       $39,011    $38,026        $1,851
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                      1.69%(d)       2.08%        2.01%(e)      1.85%      1.96%         1.87%(e)
===============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                      1.65%(d)       1.69%        1.74%(e)      1.66%      1.72%         1.76%(e)
===============================================================================================================================
Ratio of net investment income to average
  net assets                                        3.83%(a)(d)    4.85%        5.85%(e)      5.83%      5.68%         6.01%(e)
===============================================================================================================================
Ratio of interest expense to average net
  assets                                            0.04%(d)       0.39%        0.27%(e)      0.19%      0.24%         0.11%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                              146%           194%          65%          141%       147%           99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses adjustments to net investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $82,392,196.
(e)  Annualized.


                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  JULY 31,
                                                                    2002
                                                                -------------
Net asset value, beginning of period                               $ 9.13
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.07(a)
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.14
=============================================================================
    Total from investment operations                                 0.21
=============================================================================
Less distributions from net investment income                       (0.07)
=============================================================================
Net asset value, end of period                                     $ 9.27
_____________________________________________________________________________
=============================================================================
Total return(b)                                                      2.34%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   34
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                           1.19%(c)
=============================================================================
Ratio of expenses to average net assets (excluding interest
  expense                                                            1.15%(c)
=============================================================================
Ratio of net investment income to average net assets                 4.33%(a)(c)
=============================================================================
Ratio of interest expense to average net assets                      0.04%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                               146%
_____________________________________________________________________________
=============================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydowns gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydowns gains and losses adjustments to net investment income, the net investment income per share would have remained the same and the ratio of net investment to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $17,017.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders of AIM Limited Maturity Treasury Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                               /s/ ERNST & YOUNG LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                                            PAR         MARKET
                                         MATURITY          (000S)       VALUE
U.S. TREASURY NOTES--99.03%
3.63%                              08/31/03 to 03/31/04   $113,300   $115,952,634
---------------------------------------------------------------------------------
2.75%                              09/30/03 to 10/31/03    113,100    114,483,803
---------------------------------------------------------------------------------
3.00%                              11/30/03 to 02/29/04    170,800    173,487,794
---------------------------------------------------------------------------------
3.25%                              12/31/03 to 05/31/04    113,800    116,080,418
---------------------------------------------------------------------------------
3.38%                                          04/30/04     56,800     58,077,432
---------------------------------------------------------------------------------
2.88%                                          06/30/04     56,800     57,559,416
---------------------------------------------------------------------------------
2.25%                                          07/31/04     56,800     56,831,240
=================================================================================
Total U.S. Treasury Notes (Cost
  $681,956,936)                                                       692,472,737
_________________________________________________________________________________
=================================================================================
TOTAL INVESTMENTS--99.03%                                             692,472,737
_________________________________________________________________________________
=================================================================================
OTHER ASSETS LESS
  LIABILITIES--0.97%                                                    6,755,426
_________________________________________________________________________________
=================================================================================
NET ASSETS--100.00%                                                  $699,228,163
_________________________________________________________________________________
=================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $681,956,936)                                $692,472,737
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                6,964,556
-----------------------------------------------------------
  Interest                                        4,575,706
-----------------------------------------------------------
Investment for deferred compensation plan            51,395
-----------------------------------------------------------
Other assets                                         55,650
===========================================================
    Total assets                                704,120,044
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          4,411,765
-----------------------------------------------------------
  Amount due custodian                               27,710
-----------------------------------------------------------
  Dividends                                         231,849
-----------------------------------------------------------
  Deferred compensation plan                         51,395
-----------------------------------------------------------
Accrued distribution fees                           130,212
-----------------------------------------------------------
Accrued trustees' fees                                  784
-----------------------------------------------------------
Accrued transfer agent fees                           3,409
-----------------------------------------------------------
Accrued operating expenses                           34,757
===========================================================
    Total liabilities                             4,891,881
===========================================================
Net assets applicable to shares outstanding    $699,228,163
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $696,258,551
___________________________________________________________
===========================================================
Institutional Class                            $  2,969,612
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          66,096,475
___________________________________________________________
===========================================================
Institutional Class                                 281,956
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.53
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.53 divided by
      99.00%)                                  $      10.64
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.53
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                        $22,206,649
===========================================================

EXPENSES:

Advisory fees                                     1,200,432
-----------------------------------------------------------
Administrative services fees                        122,783
-----------------------------------------------------------
Custodian fees                                       29,855
-----------------------------------------------------------
Distribution fees -- Class A                        921,799
-----------------------------------------------------------
Transfer agent fees -- Class A                      513,161
-----------------------------------------------------------
Transfer agent fees -- Institutional Class            2,097
-----------------------------------------------------------
Trustees' fees                                       11,040
-----------------------------------------------------------
Other                                               168,902
===========================================================
    Total expenses                                2,970,069
===========================================================
Less: Expenses paid indirectly                       (7,145)
===========================================================
    Net expenses                                  2,962,924
===========================================================
Net investment income                            19,243,725
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities     12,398,048
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           4,356,374
===========================================================
Net gain from investment securities              16,754,422
===========================================================
Net increase in net assets resulting from
  operations                                    $35,998,147
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 19,243,725    $ 18,352,135
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  12,398,048       3,891,256
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   4,356,374       6,182,255
==========================================================================================
    Net increase in net assets resulting from operations        35,998,147      28,425,646
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (19,170,139)    (18,285,550)
------------------------------------------------------------------------------------------
  Institutional Class                                              (70,078)        (99,845)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      171,767,941     197,751,141
------------------------------------------------------------------------------------------
  Institutional Class                                            1,091,152        (693,669)
==========================================================================================
    Net increase in net assets                                 189,617,023     207,097,723
==========================================================================================

NET ASSETS:

  Beginning of year                                            509,611,140     302,513,417
==========================================================================================
  End of year                                                 $699,228,163    $509,611,140
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $681,588,473    $508,729,380
------------------------------------------------------------------------------------------
  Undistributed net investment income                                   --          (3,506)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   7,123,889      (5,023,381)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              10,515,801       5,908,647
==========================================================================================
                                                              $699,228,163    $509,611,140
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of eight separate series portfolios each having an unlimited number of shares of beneficial interests. The Fund currently offers two different classes of shares: Class A shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value and, consistent with this objective, the highest total return achievable.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased and undistributed net realized gains was decreased by $250,778 as a result of differing book/tax treatments of bond premium amortization. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to August 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $250,780 reduction in the cost of securities and a corresponding $250,780 increase in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $1,026,779, to increase net unrealized gains and losses by $627,423 and to increase net realized gains and losses by $399,356. As a result the net investment income per share was decreased by $0.01, and the ratio of net investment income to average net assets was decreased by 0.17%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $122,783 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $258,614 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Institutional Class. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares. The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of Class A shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. For the year ended July 31, 2002, the Fund paid AIM Distributors $921,799 as compensation under the Plan.

  AIM Distributors retained commissions of $262,205 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors received $82,921 and $0 in contingent deferred sales charges imposed on redemptions of Class A and Institutional Class shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS, and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $5,300 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,145 under an expense offset arrangement which resulted in a reduction of the Fund's net expenses of $7,145.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from ordinary
  income                           $19,240,217    $18,385,395
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $ 7,487,787
-----------------------------------------------------------
Unrealized appreciation                          10,151,903
===========================================================
                                                $17,639,690
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and timing differences.


NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $1,091,795,482 and $906,163,340, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 was as follows:

Aggregate unrealized appreciation of investment securities    $10,219,199
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           --
=========================================================================
Net unrealized appreciation of investment securities          $10,219,199
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $682,253,538.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      75,803,443    $ 786,911,782     53,134,054    $ 540,139,806
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             184,259        1,912,257         40,446          411,876
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,557,231       16,184,908      1,557,471       15,770,377
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 238            2,477            184            1,869
==========================================================================================================================
Reacquired:
  Class A                                                     (60,767,295)    (631,328,749)   (35,304,325)    (358,159,042)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (79,249)        (823,582)      (110,347)      (1,107,414)
==========================================================================================================================
                                                               16,698,627    $ 172,859,093     19,317,483    $ 197,057,472
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              --------------------------------------------------------------
                                                                2002              2001        2000        1999        1998
                                                              --------          --------    --------    --------    --------
Net asset value, beginning of period                          $  10.26          $   9.96    $  10.03    $  10.07    $  10.07
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.33(a)           0.52(b)     0.51        0.47        0.53
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.27              0.31       (0.07)      (0.04)         --
============================================================================================================================
    Total from investment operations                              0.60              0.83        0.44        0.43        0.53
============================================================================================================================
Less distributions from net investment income                    (0.33)            (0.53)      (0.51)      (0.47)      (0.53)
============================================================================================================================
Net asset value, end of period                                $  10.53          $  10.26    $   9.96    $  10.03    $  10.07
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                   5.89%             8.53%       4.50%       4.32%       5.42%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $696,259          $507,799    $300,058    $390,018    $345,355
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                           0.48%(d)          0.56%       0.54%       0.54%       0.54%
============================================================================================================================
Ratio of net investment income to average net assets              3.12%(a)(d)       5.15%       5.07%       4.61%       5.29%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            149%              137%        122%        184%        133%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $614,532,639.


                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                               2002             2001          2000      1999       1998
                                                              ------          -----------    ------    -------    -------
Net asset value, beginning of period                          $10.26            $ 9.96       $10.03    $ 10.07    $ 10.07
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.34(a)           0.54(b)      0.54       0.49       0.56
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.27              0.31        (0.07)     (0.04)        --
=========================================================================================================================
    Total from investment operations                            0.61              0.85         0.47       0.45       0.56
=========================================================================================================================
Less distributions from net investment income                  (0.34)            (0.55)       (0.54)     (0.49)     (0.56)
=========================================================================================================================
Net asset value, end of period                                $10.53            $10.26       $ 9.96    $ 10.03    $ 10.07
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                    6.05%             8.80%        4.78%      4.55%      5.66%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,970            $1,812       $2,455    $17,131    $50,609
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                         0.34%(c)          0.33%(d)     0.29%      0.31%      0.32%
=========================================================================================================================
Ratio of net investment income to average net assets            3.26%(a)(c)       5.38%        5.31%      4.84%      5.51%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                          149%              137%         122%       184%       133%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c)  Ratios are based on average daily net assets of $2,165,576.
(d) Including expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Money Market Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                                         PAR
                                            MATURITY    (000)         VALUE
COMMERCIAL PAPER-32.28%(a)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-9.09%

Atlantis One Funding Corp.(b)
  1.98%                                     08/01/02   $ 35,000   $   35,000,000
--------------------------------------------------------------------------------
  1.90%                                     09/16/02     47,200       47,085,409
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  Corp.(b)
  1.80%                                     09/18/02     15,124       15,087,702
--------------------------------------------------------------------------------
Stellar Funding Group, Inc.(b)
  1.79%                                     08/09/02     22,712       22,702,966
--------------------------------------------------------------------------------
  1.80%                                     08/14/02     10,000        9,993,500
--------------------------------------------------------------------------------
  2.02%                                     08/20/02      3,001        2,997,801
--------------------------------------------------------------------------------
  1.80%                                     08/21/02     15,000       14,985,000
--------------------------------------------------------------------------------
  2.02%                                     08/23/02      4,286        4,280,709
--------------------------------------------------------------------------------
  1.79%                                     09/20/02     14,000       13,965,194
--------------------------------------------------------------------------------
  1.80%                                     09/30/02     11,974       11,938,078
================================================================================
                                                                     178,036,359
================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  FINANCE-4.79%

Thunder Bay Funding Inc.(b)
  1.80%                                     08/15/02     14,000       13,990,200
--------------------------------------------------------------------------------
  1.78%                                     09/16/02     80,000       79,818,044
================================================================================
                                                                      93,808,244
================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-2.06%

Enterprise Funding Corp. (LOC-Bank of
  America N.A.)(b)
  1.84%                                     08/26/02     10,500       10,486,583
--------------------------------------------------------------------------------
Newport Funding Corp.(b)(c)
  1.85%                                     11/19/02     30,000       29,830,875
================================================================================
                                                                      40,317,458
================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.11%

Charta Corp.(b)(c)
  1.81%                                     08/12/02     47,000       46,974,006
--------------------------------------------------------------------------------
Jupiter Securitization Corp.(b)
  1.79%                                     08/06/02     14,268       14,264,453
--------------------------------------------------------------------------------
  1.78%                                     09/18/02     19,290       19,244,219
================================================================================
                                                                      80,482,678
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.56%

FCAR Owner Trust-Series II
  1.90%                                     10/07/02     30,000       29,893,917
--------------------------------------------------------------------------------
  1.80%                                     10/23/02     20,000       19,917,000
--------------------------------------------------------------------------------
  1.80%                                     11/14/02     20,000       19,895,000
================================================================================
                                                                      69,705,917
================================================================================

                                                         PAR
                                            MATURITY    (000)         VALUE

BANKS-1.27%

Dresdner U.S. Finance, Inc. (Germany)
  1.98%                                     11/12/02   $ 25,000   $   24,858,375
================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.34%

CIT Group Inc. (The)
  1.85%(b)                                  09/23/02     10,000        9,972,764
--------------------------------------------------------------------------------
  1.88%                                     10/31/02     50,000       49,762,389
--------------------------------------------------------------------------------
  1.86%(b)                                  11/01/02     40,000       39,809,867
--------------------------------------------------------------------------------
National Australia Funding
  2.09%                                     02/07/03     25,000       24,724,236
================================================================================
                                                                     124,269,256
================================================================================

DIVERSIFIED METALS & MINING-1.06%

Rio Tinto America, Inc.(b)
  1.80%                                     08/16/02     20,759       20,743,431
================================================================================
    Total Commercial Paper (Cost
      $632,221,718)                                                  632,221,718
================================================================================

SHORT-TERM OBLIGATIONS-15.09%

CONSUMER FINANCE-1.09%

World Omni Auto Receivables Trust-Series
  2002-A
  1.87%                                     07/15/03     21,300       21,300,000
================================================================================

DIVERSIFIED FINANCIAL SERVICES-4.24%

Credit Suisse First Boston (Switzerland),
  Gtd. Medium Term Floating Rate Notes,
  1.92%(d)(e)                               08/20/02     33,000       33,000,000
--------------------------------------------------------------------------------
M-Market Trust Lilly-Series 2002A,
  Floating Rate Notes,
  1.89%(b)                                  06/03/03     50,000       50,000,000
================================================================================
                                                                      83,000,000
================================================================================

U.S. GOVERNMENT AGENCIES-9.76%

Federal Home Loan Bank,
  Unsec. Floating Rate Bonds,
  1.68%(e)                                  08/13/02     25,000       24,999,724
--------------------------------------------------------------------------------
  Unsec. Bonds,
  2.11%                                     08/12/03     30,000       30,000,000
--------------------------------------------------------------------------------
  2.25%                                     08/14/03     40,000       40,000,000
--------------------------------------------------------------------------------
Overseas Private Investment, Gtd. Floating
  Rate Participation Ctfs.,
  1.76%(f)                                  07/15/03     18,000       18,000,000
--------------------------------------------------------------------------------
  1.76%(f)                                  12/15/14     15,900       15,900,000
--------------------------------------------------------------------------------
  1.76%(f)                                  01/15/15      8,450        8,450,000
--------------------------------------------------------------------------------
  1.76%(f)                                  05/15/15     53,900       53,900,000
================================================================================
                                                                     191,249,724
================================================================================


                                                         PAR
                                            MATURITY    (000)         VALUE
U.S. GOVERNMENT AGENCIES-(CONTINUED)

    Total Short-Term Obligations (Cost
      $295,549,724)                                               $  295,549,724
================================================================================

VARIABLE RATE DEMAND NOTES-8.64%

BANKS-LETTER OF CREDIT-6.34%

Capital One Funding Corp.-Series 00-D,
  Floating Rate Notes (LOC-Bank One,
  Texas, N.A.),
  1.92%(f)                                  05/01/26   $  8,500        8,500,000
--------------------------------------------------------------------------------
  Series 97-E, Floating Rate Notes
  (LOC-Bank One, Texas, N.A.),
  1.92%(f)                                  08/01/12      9,649        9,649,000
--------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (National Benevolent
  Association); Series E RB (LOC-KBC Bank
  N.V.),
  1.90%(f)                                  03/01/30      9,650        9,650,000
--------------------------------------------------------------------------------
Family Express Corp., LLC-Series A, Loan
  Program Notes (LOC-First of America Bank
  N.A.),
  1.92%(f)                                  04/01/28      9,070        9,070,000
--------------------------------------------------------------------------------
Health Midwest Ventures-Series 94-A,
  Floating Rate Notes (LOC-Bank of America
  N.A.),
  2.62%(f)                                  08/01/19     16,860       16,860,000
--------------------------------------------------------------------------------
KBL Capital Fund Inc.-Series A, Loan
  Program Notes (LOC-National City Bank),
  1.92%(f)                                  05/01/27     16,730       16,730,000
--------------------------------------------------------------------------------
Miami-Dade (County of) Industrial
  Development Authority (Dolphins
  Stadium); IDR (LOC-Societe Generale),
  1.90%(f)                                  07/01/22        100          100,000
--------------------------------------------------------------------------------
Mississippi Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-First
  Union National Bank),
  1.84%(f)                                  09/01/15     20,000       20,000,000
--------------------------------------------------------------------------------
Mississippi Business Finance Corp.
  (Viking Range Corp. Project);
  IDR (LOC-Bank of
  America N.A.),
  1.89%(f)                                  06/01/15     15,230       15,230,000
--------------------------------------------------------------------------------
Missouri (State of) Development Finance
  Board (Historic Restoration Inc.);
  Series A RAN (LOC-Firstar Bank),
  2.05%(f)                                  12/01/05     11,000       11,000,000
--------------------------------------------------------------------------------
Port Blakely Communities; Series C RB
  (LOC-Bank of America N.A.),
  1.75%(f)                                  02/15/21      7,500        7,500,000
================================================================================
                                                                     124,289,000
================================================================================

INSURED-1.79%

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  Systems); Series C RB,
  1.80%(c)(f)                               07/01/24     12,420       12,420,000
--------------------------------------------------------------------------------

                                                         PAR
                                            MATURITY    (000)         VALUE
INSURED-(CONTINUED)

Michigan (State of) Housing Development
  Authority; Series C RB,
  1.85%(c)(f)                               12/01/20   $  6,405   $    6,405,000
--------------------------------------------------------------------------------
SSM Health Care (SSMC Obligated Group);
  Montana Health Facilities, Series E RB,
  1.85%(c)(f)                               06/01/25     16,200       16,200,000
================================================================================
                                                                      35,025,000
================================================================================

NON-BANKS GUARANTEED-0.51%

Mississippi Business Finance Corp. (GE
  Plastics Project); IDR,
  1.82%(f)                                  02/01/23     10,000       10,000,000
================================================================================
    Total Variable Rate Demand Notes (Cost
      $169,314,000)                                                  169,314,000
================================================================================

CERTIFICATES OF DEPOSIT-7.55%

BANKS-7.55%

Banque Nationale de Paris (France)
  2.00%                                     09/27/02     25,000       25,000,000
--------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.97%                                     09/24/02     30,000       30,000,223
--------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  2.00%                                     08/01/03     11,000       11,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)
  2.15%                                     02/10/03     32,000       32,000,000
--------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United
  Kingdom)
  1.82%                                     10/16/02     25,000       24,995,047
--------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.10%                                     08/28/02     25,000       25,000,000
================================================================================
    Total Certificates Of Deposit (Cost
      $147,995,270)                                                  147,995,270
================================================================================

BANK NOTES-1.02%

La Salle Bank N.A.
  2.40% (Cost $20,000,000)                  12/10/02     20,000       20,000,000
================================================================================

PROMISSORY NOTES-3.83%

DIVERSIFIED FINANCIAL SERVICES-3.83%

Goldman Sachs Group, Inc. (The)
  1.95%                                     03/21/03     50,000       50,000,000
--------------------------------------------------------------------------------
  2.14%                                     08/29/02     25,000       25,000,000
================================================================================
    Total Promissory Notes (Cost
      $75,000,000)                                                    75,000,000
================================================================================

MASTER NOTE AGREEMENTS-7.66%(g)

DIVERSIFIED FINANCIAL SERVICES-7.66%

Merrill Lynch Mortgage Capital, Inc.
  1.97%(h)                                  08/19/02     70,000       70,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
  1.88%(i)                                  09/17/02     80,000       80,000,000
================================================================================
    Total Master Note Agreements (Cost
      $150,000,000)                                                  150,000,000
================================================================================


                                                         PAR
                                            MATURITY    (000)         VALUE

TIME DEPOSITS-8.17%

Deutsche Bank-Cayman (Germany)
  1.81%                                     08/01/02   $ 80,000   $   80,000,000
--------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.81%                                     08/01/02     80,000       80,000,000
================================================================================
    Total Time Deposits (Cost
      $160,000,000)                                                  160,000,000
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $1,650,080,712)                                              1,650,080,712
================================================================================

                                                         PAR
                                            MATURITY    (000)         VALUE



REPURCHASE AGREEMENTS-23.03%(j)

Credit Suisse First Boston (Switzerland)
  1.84%(k)                                  08/01/02   $250,000   $  250,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter Inc.
  1.84%(l)                                  08/01/02    201,124      201,124,278
================================================================================
    Total Repurchase Agreements (Cost
      $451,124,278)                                                  451,124,278
================================================================================
TOTAL INVESTMENTS-107.27%                                          2,101,204,990(m)
================================================================================
OTHER ASSETS LESS LIABILITIES-(7.27%)                               (142,401,548)
================================================================================
NET ASSETS-100.00%                                                $1,958,803,442
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RAN     - Revenue Anticipation Notes
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Secured by bond insurance provided by Ambac Assurance Corp. or MBIA Insurance Co.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 07/31/02 represented 1.68% of the Fund's net assets.
(e) Interest rates are redetermined periodically. Rate shown is the rate in effect on 07/31/02.
(f) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 07/31/02.
(g) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/02.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/02.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Repurchase agreement entered into 07/31/02 with a maturing value of $250,012,778. Collateralized by $857,174,000 par value of U.S. Government obligations, 0% to 8.88%, due 04/15/17 to 04/15/30, with an aggregate market value at 07/31/02 of $255,001,093.
(l) Joint repurchase agreement entered into 07/31/02 with a maturing value of $250,012,778. Collateralized by $322,449,306 par value of U.S. Government obligations, 0% to 14%, due 08/01/02 to 12/15/43, with an aggregate market value at 07/31/02 of $255,000,465.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JULY 31, 2002

ASSETS:

Investments, excluding repurchase
  agreements at value (amortized cost)       $1,650,080,712
-----------------------------------------------------------
Repurchase agreements                           451,124,278
-----------------------------------------------------------
Receivables for:
  Investments sold                                  207,000
-----------------------------------------------------------
  Fund shares sold                               23,525,409
-----------------------------------------------------------
  Interest                                        2,699,645
-----------------------------------------------------------
Investment for deferred compensation plan            90,560
-----------------------------------------------------------
Other assets                                        141,672
===========================================================
    Total assets                              2,127,869,276
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          81,000,000
-----------------------------------------------------------
  Fund shares reacquired                         86,401,109
-----------------------------------------------------------
  Dividends                                          95,997
-----------------------------------------------------------
  Deferred compensation plan                         90,560
-----------------------------------------------------------
Accrued distribution fees                         1,059,206
-----------------------------------------------------------
Accrued trustees' fees                                1,356
-----------------------------------------------------------
Accrued transfer agent fees                         294,039
-----------------------------------------------------------
Accrued operating expenses                          123,567
===========================================================
    Total liabilities                           169,065,834
===========================================================
Net assets applicable to shares outstanding  $1,958,803,442
___________________________________________________________
===========================================================

NET ASSETS:

AIM Cash Reserve Shares                      $1,121,878,913
___________________________________________________________
===========================================================
Class B                                      $  717,967,208
___________________________________________________________
===========================================================
Class C                                      $  118,947,311
___________________________________________________________
===========================================================
Class R                                      $       10,010
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                       1,121,852,681
___________________________________________________________
===========================================================
Class B                                         717,949,975
___________________________________________________________
===========================================================
Class C                                         118,944,860
___________________________________________________________
===========================================================
Class R                                              10,010
___________________________________________________________
===========================================================
AIM Cash Reserve Shares
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                        $41,358,409
===========================================================

EXPENSES:

Advisory fees                                     9,087,854
-----------------------------------------------------------
Administrative services fees                        251,839
-----------------------------------------------------------
Custodian fees                                       65,381
-----------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares      2,735,865
-----------------------------------------------------------
Distribution fees -- Class B                      5,230,124
-----------------------------------------------------------
Distribution fees -- Class C                      1,002,104
-----------------------------------------------------------
Distribution fees -- Class R                              9
-----------------------------------------------------------
Transfer agent fees                               2,989,417
-----------------------------------------------------------
Trustees' fees                                       16,137
-----------------------------------------------------------
Other                                               580,154
===========================================================
    Total expenses                               21,958,884
===========================================================
Less: Expenses paid indirectly                      (19,763)
-----------------------------------------------------------
    Net expenses                                 21,939,121
===========================================================
Net investment income                            19,419,288
===========================================================
Net realized gain from investment securities          1,145
===========================================================
Net increase in net assets resulting from
  operations                                    $19,420,433
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   19,419,288    $   58,593,065
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         1,145            26,400
==============================================================================================
    Net increase in net assets resulting from operations          19,420,433        58,619,465
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (15,341,349)      (42,494,569)
----------------------------------------------------------------------------------------------
  Class B                                                         (3,410,961)      (13,662,655)
----------------------------------------------------------------------------------------------
  Class C                                                           (666,967)       (2,435,841)
----------------------------------------------------------------------------------------------
  Class R                                                                (11)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                        184,349,260        25,475,028
----------------------------------------------------------------------------------------------
  Class B                                                        278,519,026       150,107,943
----------------------------------------------------------------------------------------------
  Class C                                                         32,062,975        41,425,293
----------------------------------------------------------------------------------------------
  Class R                                                             10,010                --
==============================================================================================
    Net increase in net assets                                   494,942,416       217,034,664
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,463,861,026     1,246,826,362
==============================================================================================
  End of year                                                 $1,958,803,442    $1,463,861,026
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,958,738,706    $1,463,797,435
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          64,736            63,591
==============================================================================================
                                                              $1,958,803,442    $1,463,861,026
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares. AIM Cash Reserve Shares and Class R shares are sold at net asset value. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $251,839 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $1,726,313 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% on average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid AIM Distributors $2,735,865, $5,230,124, $1,002,104 and $9, respectively, as compensation under the Plans.

  During the year ended July 31, 2002, AIM Distributors retained $5,458,855, $91,747, $406,871 and $0 in contingent deferred sales charges imposed on redemptions of AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $7,346 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $19,763 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $19,763.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from ordinary
  income                           $19,419,288    $58,593,065
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $273,800
----------------------------------------------------------
Unrealized appreciation (depreciation)             (97,839)
==========================================================
                                                  $175,961
__________________________________________________________
==========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of certain expenses and other timing differences.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                         2002                                 2001
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
                                                           --------------    ---------------    --------------    ---------------
Sold:
  AIM Cash Reserve Class                                    7,239,176,762    $ 7,239,176,762     5,502,283,046    $ 5,502,283,046
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     920,671,959        920,671,959       805,015,989        805,015,989
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     492,311,444        492,311,444       362,537,320        362,537,320
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         14,201             14,201                --                 --
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Class                                       12,953,250         12,953,250        37,043,906         37,043,906
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,021,507          3,021,507        11,949,832         11,949,832
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         550,550            550,550         2,121,575          2,121,575
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                              5                  5                --                 --
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Class                                   (7,067,780,752)    (7,067,780,752)   (5,513,851,924)    (5,513,851,924)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (645,174,440)      (645,174,440)     (666,857,878)      (666,857,878)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (460,799,019)      (460,799,019)     (323,233,602)      (323,233,602)
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (4,196)            (4,196)               --                 --
=================================================================================================================================
                                                              494,941,271    $   494,941,271       217,008,264    $   217,008,264
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 8--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH RESERVE
                                            -------------------------------------------------------------------------------------
                                                                        SEVEN MONTHS
                                             YEAR ENDED JULY 31,           ENDED                  YEAR ENDED DECEMBER 31,
                                            ----------------------        JULY 31,        ---------------------------------------
                                               2002         2001            2000            1999           1998           1997
                                            ----------    --------      ------------      --------      ----------      ---------
Net asset value, beginning of period        $     1.00    $   1.00        $   1.00        $   1.00      $     1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.0141      0.0467          0.0300(a)       0.0414          0.0453         0.0456
=================================================================================================================================
Less distributions from net investment
  income                                       (0.0141)    (0.0467)        (0.0300)        (0.0414)        (0.0453)       (0.0456)
=================================================================================================================================
Net asset value, end of period              $     1.00    $   1.00        $   1.00        $   1.00      $     1.00       $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   1.42%       4.77%           3.03%           4.22%           4.62%          4.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,121,879    $937,532        $912,042        $989,478      $1,179,072       $344,117
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           1.01%(c)    1.06%           1.07%(d)        1.04%           0.99%          1.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                              1.40%(c)    4.61%           5.15%(d)        4.16%           4.53%          4.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $1,094,346,112.
(d)  Annualized.

                                                                                    CLASS B
                                                   -------------------------------------------------------------------------
                                                                            SEVEN MONTHS
                                                    YEAR ENDED JULY 31,        ENDED            YEAR ENDED DECEMBER 31,
                                                   ---------------------      JULY 31,      --------------------------------
                                                     2002         2001          2000          1999        1998        1997
                                                   --------     --------    ------------    --------    --------    --------
Net asset value, beginning of period               $   1.00     $   1.00      $   1.00      $   1.00    $   1.00    $   1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.0065       0.0392        0.0256(a)     0.0339      0.0371      0.0378
============================================================================================================================
Less distributions from net investment income       (0.0065)     (0.0392)      (0.0256)      (0.0339)    (0.0371)    (0.0378)
============================================================================================================================
Net asset value, end of period                     $   1.00     $   1.00      $   1.00      $   1.00    $   1.00    $   1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        0.66%        3.99%         2.59%         3.45%       3.78%       3.84%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $717,967     $439,445      $289,327      $404,911    $310,534    $116,058
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                1.76%(c)     1.81%         1.82%(d)      1.79%       1.81%       1.80%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net
  assets                                               0.65%(c)     3.86%         4.40%(d)      3.41%       3.71%       3.80%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $523,012,438.
(d)  Annualized.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                     SEVEN MONTHS            YEAR ENDED             (DATE SALES
                                           YEAR ENDED JULY 31,          ENDED               DECEMBER 31,           COMMENCED) TO
                                        -------------------------      JULY 31,        ----------------------       DECEMBER 31,
                                          2002            2001           2000            1999          1998             1997
                                        --------       ----------    ------------      --------      --------      --------------
Net asset value, beginning of period    $   1.00        $   1.00       $   1.00        $   1.00      $   1.00         $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   0.0065          0.0393         0.0256(a)       0.0339        0.0371           0.0158
=================================================================================================================================
Less distributions from net
  investment income                      (0.0065)        (0.0393)       (0.0256)        (0.0339)      (0.0371)         (0.0158)
=================================================================================================================================
Net asset value, end of period          $   1.00        $   1.00       $   1.00        $   1.00      $   1.00         $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             0.66%           4.00%          2.59%           3.44%         3.78%            3.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $118,947        $ 86,884       $ 45,457        $ 56,636      $ 27,391         $  8,287
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                    1.76%(c)        1.81%          1.82%(d)        1.79%         1.81%            1.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                        0.65%(c)        3.86%          4.40%(d)        3.41%         3.71%            3.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $100,210,415.
(d)  Annualized.

                                                                                                                       CLASS R
                                                                                                                    -------------
                                                                                                                    JUNE 3, 2002
                                                                                                                     (DATE SALES
                                                                                                                    COMMENCED) TO
                                                                                                                      JULY 31,
                                                                                                                        2002
                                                                                                                    -------------
Net asset value, beginning of period                                                                                  $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                                 0.0010
=================================================================================================================================
Less distributions from net investment income                                                                          (0.0010)
=================================================================================================================================
Net asset value, end of period                                                                                        $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                                                                           0.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                              $     10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                                                                                   1.26%(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets                                                                      1.15%(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $11,008.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Municipal Bond Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of July 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
ALABAMA-1.36%

Alabama (State of) Public School &
  College Authority; Capital Improvement
  Series 1999 C RB
  5.75%, 07/01/17                           AA     Aa3    $1,400    $  1,526,994
--------------------------------------------------------------------------------
Birmingham (City of) Special Care
  Facilities Financing Authority
  (Children's Hospital of Alabama);
  Health Care Facility Series 2002 RB
  5.38%, 06/01/23(b)                       AAA     Aaa     1,500       1,539,615
--------------------------------------------------------------------------------
Courtland (City of) Industrial
  Development Board (Champion
  International Corp. Project); Refunding
  Environmental Improvement Series 1996
  RB
  6.40%, 11/01/26(c)                        --    Baa2     2,315       2,392,691
--------------------------------------------------------------------------------
Jefferson (County of); Capital
  Improvement Sewer Series 2001 A RB Wts.
  5.00%, 02/01/41(b)                       AAA     Aaa     1,000         954,100
================================================================================
                                                                       6,413,400
================================================================================

ALASKA-0.28%

Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Home
  Mortgage Series 1992 A-2 RB
  6.75%, 12/01/24(c)                       AAA     Aaa     1,320       1,347,192
================================================================================

AMERICAN SAMOA-0.30%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/08(b)                        A      --      1,280       1,426,970
================================================================================

ARIZONA-1.38%

Arizona (State of) Educational Loan
  Marketing Corp.; Sr. Educational Loan
  Series 1992 RB
  6.13%, 09/01/02(c)                        --     Aa2     1,900       1,905,320
--------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center
  Project); Refunding Development Series
  2002 RB
  6.50%, 12/01/09(d)                        --     --        365         368,066
--------------------------------------------------------------------------------
  6.70%, 12/01/10(d)                        --     --        390         393,666
--------------------------------------------------------------------------------
  6.70%, 12/01/11(d)                        --     --        415         419,333
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
ARIZONA-(CONTINUED)

Pima (County of) Unified School District
  No. 10; Unlimited Tax School
  Improvement Series 1992 E GO
  6.50%, 07/01/05                           A+     A3     $3,100    $  3,447,541
================================================================================
                                                                       6,533,926
================================================================================

ARKANSAS-0.33%

Jefferson (County of) (Regional Medical
  Center Project); Refunding &
  Improvement Hospital Series 2001 RB
  5.85%, 06/01/26                           A      --        500         513,465
--------------------------------------------------------------------------------
Van Buren (County of); Refunding &
  Construction Sales & Use Tax Series
  2000 RB
  5.60%, 12/01/25(b)                       AAA     Aaa     1,000       1,050,780
================================================================================
                                                                       1,564,245
================================================================================

CALIFORNIA-1.69%

Abag Financing Authority for Non-Profit
  Corps. (Lincoln Glen Manor for Sr.
  Citizens); Series 2000 COP
  6.10%, 02/15/25                           A+     --      1,000       1,069,640
--------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Lytton Gardens Inc.);
  Series 1999 COP
  6.00%, 02/15/19                           A+     --      2,085       2,186,039
--------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Odd Fellow Home of California);
  Series 1999 COP
  6.00%, 08/15/24                           A+     --      1,000       1,067,830
--------------------------------------------------------------------------------
California (State of) Educational
  Facilities Authority (Fresno Pacific
  University); Series 2000 A RB
  6.05%, 03/01/11                           --    Baa3     1,350       1,515,699
--------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency
  (California Toll Road Project); Sr.
  Lien Series 1995 A RB
  6.00%, 01/01/10(e)(f)                    AAA     Aaa       400         470,716
--------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
  5.15%, 02/12/06(d)                        --     --        377         392,658
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
CALIFORNIA-(CONTINUED)

Sacramento (City of) Cogeneration
  Authority (Proctor & Gamble Project);
  Series 1995 RB
  7.00%, 07/01/04                          BBB     --     $  500    $    544,045
--------------------------------------------------------------------------------
Sacramento City Financing Authority
  (Convention Center Hotel); Sr. Series
  1999 A RB
  6.25%, 01/01/30(d)                        --     --        750         750,555
================================================================================
                                                                       7,997,182
================================================================================

COLORADO-3.50%

Adams (County of) School District No. 1;
  Unlimited Tax Series 1992 GO
  6.63%, 12/01/02(e)(f)                    AAA     Aaa       500         513,550
--------------------------------------------------------------------------------
Aurora (City of); Public Improvement
  Series 2000 COP
  5.50%, 12/01/30(b)(f)                    AAA     Aaa     3,230       3,363,141
--------------------------------------------------------------------------------
Broomfield (City of); Refunding &
  Improvement Sale & Use Tax Series 2002
  A RB
  5.00%, 12/01/31(b)                       AAA     Aaa     1,000         990,810
--------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Sr. Series 2000 A RB
  5.75%, 09/01/35(b)                       AAA     Aaa     1,000       1,087,800
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority (Student
  Housing-University of Colorado
  Foundation Project); Series 2002 RB
  5.00%, 07/01/22(b)                       AAA     Aaa     1,000       1,013,850
--------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002 A
  RB
  5.50%, 01/01/23                           A      A1      3,500       3,486,805
--------------------------------------------------------------------------------
  5.63%, 01/01/33                           A      A1      2,000       1,986,780
--------------------------------------------------------------------------------
El Paso (County of) School District No. 2
  (Harrison); Unlimited Tax Series 2001
  GO
  5.25%, 12/01/26(b)                       AAA     Aaa     1,435       1,461,361
--------------------------------------------------------------------------------
Highlands Ranch (City of) Metro District
  No. 1; Refunding & Improvement
  Unlimited Tax Series 1992 A GO
  7.30%, 09/01/02(e)(f)                    NRR     NRR       500         517,415
--------------------------------------------------------------------------------
Meridian (City of) Metro District;
  Refunding & Improvement Unlimited Tax
  Series 2001 B GO
  5.00%, 12/01/25                           AA     --      1,000         977,040
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
COLORADO-(CONTINUED)

Mountain Village (City of) Metro District
  (San Miguel County); Prerefunded
  Unlimited Tax Series 1992 GO
  7.95%, 12/01/02(e)(f)                    NRR     NRR    $   50    $     51,573
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1992 GO
  7.95%, 12/01/03(d)                        --     --        105         107,511
--------------------------------------------------------------------------------
Northwest Parkway Public Highway
  Authority; Sr. Series 2001 A RB
  5.25%, 06/15/41(b)                       AAA     Aaa     1,000         999,930
================================================================================
                                                                      16,557,566
================================================================================

CONNECTICUT-5.66%

Brooklyn (City of); Unlimited Tax Series
  1995 GO
  5.50%, 05/01/06(b)                       AAA     Aaa       250         274,395
--------------------------------------------------------------------------------
  5.70%, 05/01/08(b)                       AAA     Aaa       250         274,377
--------------------------------------------------------------------------------
Chester (City of); Unlimited Tax Series
  1989 GO
  7.00%, 10/01/05                           --     A2        190         191,510
--------------------------------------------------------------------------------
Connecticut (State of) (Bradley
  International Airport); Special
  Obligation Parking Series 2000 A RB
  6.60%, 07/01/24(b)(c)                     A       A      1,250       1,302,800
--------------------------------------------------------------------------------
Connecticut (State of)
  (Transportation Infrastructure);
  Special Obligation Tax Series 1991 A RB
  6.80%, 06/01/03(e)(f)                    AA-     Aa3     1,000       1,044,640
--------------------------------------------------------------------------------
  Special Obligation Tax Series 1991 B RB
  6.50%, 10/01/10                          AA-     Aa3       530         634,447
--------------------------------------------------------------------------------
  6.50%, 10/01/12                          AA-     Aa3     1,500       1,824,360
--------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff
  Development/Administration Facilities);
  Unlimited Tax; Series 1999 GO
  5.63%, 07/15/19(b)                        A       A      1,060       1,119,424
--------------------------------------------------------------------------------
Connecticut (State of) Clean Water Fund;
  Series 1991 RB
  7.00%, 01/01/11(e)(f)                    AAA     Aaa        25          25,410
--------------------------------------------------------------------------------
Connecticut (State of) Development
  Authority (Bridgeport Hydraulic Co.
  Project); Refunding Water Facilities
  Series 1990 RB
  7.25%, 06/01/20                           A      --        800         807,488
--------------------------------------------------------------------------------
Connecticut (State of) Development
  Authority (Pfizer Inc. Project); Series
  1982 PCR
  6.55%, 02/15/13                          AAA     Aaa       250         260,987
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Education
  Facilities Authority (Bridgeport
  Hospital); Series 1992 A RB
  6.63%, 07/01/18(b)                       AAA     Aaa    $  500    $    510,570
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Danbury
  Hospital);
  Series 1999 G RB
  5.63%, 07/01/25(b)                       AAA     Aaa       250         262,887
--------------------------------------------------------------------------------
  Unrefunded Series 1991 E RB
  6.50%, 07/01/14(b)                       AAA     Aaa       110         111,913
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Loomis Chaffee
  School); Series 2001 D RB
  5.25%, 07/01/31(f)                        --     A2      1,500       1,521,915
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Stamford
  Hospital); Series 1996 F RB
  5.40%, 07/01/09(b)                       AAA     Aaa     1,000       1,090,840
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (William W. Backus
  Hospital); Series 1997 D RB
  5.75%, 07/01/27(b)                       AAA     Aaa     1,000       1,055,230
--------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Windham Community
  Memorial Hospital); Series 1996 C RB
  5.75%, 07/01/11(b)                        A       A        740         790,823
--------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage);
  Special Obligation Series 2000 GH-5 RB
  5.85%, 06/15/30(b)                       AAA     Aaa       500         523,140
--------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program);
  Refunding Sub-Series 1996 E-1 RB
  5.95%, 05/15/17                          AAA     Aaa       500         525,005
--------------------------------------------------------------------------------
  Series 1991 C-3 RB
  6.55%, 11/15/13                          AAA     Aaa       225         230,650
--------------------------------------------------------------------------------
  Series 1993 E-1 RB
  6.00%, 05/15/17                          AAA     Aaa       675         697,484
--------------------------------------------------------------------------------
  Series 1996 C-1 RB
  6.30%, 11/15/17                          AAA     Aaa     1,270       1,350,772
--------------------------------------------------------------------------------
  Series 1996 C-2 RB
  6.25%, 11/15/18                          AAA     Aaa       750         795,622
--------------------------------------------------------------------------------
  Series 1996 G RB
  6.00%, 11/15/27(c)                       AAA     Aaa     1,000       1,035,260
--------------------------------------------------------------------------------
  Series 1998 C RB
  5.50%, 11/15/35(c)                       AAA     Aaa     1,775       1,805,157
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

CONNECTICUT-(CONTINUED)

  Series 1998 D-2 RB
  5.45%, 11/15/24(c)                       AAA     Aaa    $  250    $    254,575
--------------------------------------------------------------------------------
  Series 2001 A-1 RB
  5.25%, 11/15/28                          AAA     Aaa       550         551,556
--------------------------------------------------------------------------------
  Sub-Series 1997 C-2 RB
  5.85%, 11/15/28(c)                       AAA     Aaa       440         452,012
--------------------------------------------------------------------------------
  Sub-Series 1998 E-1 RB
  5.13%, 05/15/21                          AAA     Aaa       445         448,324
--------------------------------------------------------------------------------
  Sub-Series 2000 B-2 RB
  5.85%, 05/15/31(c)                       AAA     Aaa       955         978,178
--------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
  District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06                           --     Aa3       180         208,613
--------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
  1990 GO
  6.00%, 06/15/07                           --     Aa3       100         114,201
--------------------------------------------------------------------------------
  6.00%, 06/15/08                           --     Aa3       100         114,909
--------------------------------------------------------------------------------
  6.00%, 06/15/09                           --     Aa3       100         115,853
--------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax
  Series 1992 GO
  6.00%, 02/01/11(b)                       AAA     Aaa       400         465,864
--------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
  Series 1991 GO
  6.50%, 01/15/08                           --     A3        125         145,187
--------------------------------------------------------------------------------
  6.50%, 01/15/09                           --     A3        125         146,780
--------------------------------------------------------------------------------
  6.50%, 01/15/10                           --     A3        125         147,947
--------------------------------------------------------------------------------
  6.50%, 01/15/11                           --     A3        125         150,182
--------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series
  1990 GO
  6.00%, 12/01/10                           --     A1        190         221,935
--------------------------------------------------------------------------------
University of Connecticut (Student Fee);
  Series 2000 A RB
  6.00%, 11/15/10(e)(f)                    AA-     Aa3     1,325       1,559,631
--------------------------------------------------------------------------------
Waterbury (City of) Housing Authority
  (Connecticut Associates II Limited
  Partnership); Refunding Mortgage Series
  1998 C RB
  5.45%, 07/01/23(b)                       AAA     Aaa       150         150,177
--------------------------------------------------------------------------------
Westbrook (City of); Unlimited Tax Series
  1992 GO
  6.40%, 03/15/10(b)                       AAA     Aaa       380         449,160
================================================================================
                                                                      26,742,190
================================================================================

DELAWARE-0.34%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A RB
  6.75%, 01/01/13(e)(f)                    NRR     Aaa       250         303,637
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
DELAWARE-(CONTINUED)

Wilmington (City of) Parking Authority;
  Gtd. Parking Series 2002 RB
  2.50%, 09/15/03(b)                       AAA     Aaa    $1,300    $  1,314,261
================================================================================
                                                                       1,617,898
================================================================================

DISTRICT OF COLUMBIA-0.44%

District of Columbia (George Washington
  University); Series 2001 A RB
  5.13%, 09/15/31(b)                       AAA     Aaa     1,000         991,720
--------------------------------------------------------------------------------
District of Columbia (Gonzaga College
  High School); Series 1999 RB
  5.38%, 07/01/19(b)                       AAA     Aaa     1,055       1,109,280
================================================================================
                                                                       2,101,000
================================================================================

FLORIDA-1.66%

Crossings at Fleming Island Community
  Development District; Refunding Special
  Assessment Series 2000 B RB
  5.80%, 05/01/16(b)                       AAA     Aaa     1,000       1,121,110
--------------------------------------------------------------------------------
Escambia (County of) (Champion
  International Corp. Project); Series
  1994 PCR
  6.90%, 08/01/22(c)                       BBB    Baa2     1,125       1,173,397
--------------------------------------------------------------------------------
Escambia (County of) Health Facilities
  Authority (Health Care Facility
  Loan-Veterans Hospital Project); Series
  2000 RB
  5.95%, 07/01/20(b)                       AAA     Aaa     1,000       1,137,060
--------------------------------------------------------------------------------
Jacksonville (City of) Electric
  Authority; Series 2000 A RB
  5.30%, 10/01/30                           A+     Aa3     1,000       1,001,650
--------------------------------------------------------------------------------
Miami-Dade (County of) (Miami
  International Airport); Series 2000 B
  RB
  5.75%, 10/01/29(b)                       AAA     Aaa     2,000       2,136,240
--------------------------------------------------------------------------------
Plantation (City of) Health Facilities
  Authority (Covenant Retirement
  Communities Inc.); Series 1992 RB
  7.75%, 12/01/02(e)(f)                    NRR     NRR       250         260,140
--------------------------------------------------------------------------------
Sunrise (City of) Utility System;
  Refunding Series 1998 RB
  5.00%, 10/01/28(b)                       AAA     Aaa     1,000         998,480
================================================================================
                                                                       7,828,077
================================================================================

GEORGIA-0.51%

Athens-Clarke (County of) Unified
  Government Development Authority
  (Catholic Health East); Series 2002 RB
  5.50%, 11/15/32                           A      A2        500         494,860
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
GEORGIA-(CONTINUED)

Floyd (County of) Hospital Authority
  (Floyd Medical Center Project); Series
  2002 RAC
  5.25%, 07/01/29(b)                       AAA     Aaa    $1,510    $  1,536,697
--------------------------------------------------------------------------------
Georgia (State of) Housing & Finance
  Authority (Home Ownership Opportunity
  Program); Series 1992 C RB
  6.50%, 12/01/11                          AA+     Aa2       390         400,128
================================================================================
                                                                       2,431,685
================================================================================

GUAM-0.03%

Guam (Territory of) Power Authority;
  Series 1993 A RB
  5.25%, 10/01/23                          BBB     --        125         125,459
================================================================================

ILLINOIS-8.52%

Bellwood (City of); Unlimited Tax Series
  2002 GO
  5.25%, 12/01/25(b)                       AAA     Aaa     1,000       1,012,650
--------------------------------------------------------------------------------
Chicago (City of); Project & Refunding
  Unlimited Tax Series 2000 C GO
  5.50%, 01/01/40(b)                       AAA     Aaa     1,750       1,793,225
--------------------------------------------------------------------------------
  Project & Refunding
  Unlimited Tax Series 2001 A GO
  5.25%, 01/01/33(b)                       AAA     Aaa     3,940       3,957,218
--------------------------------------------------------------------------------
  Special Transportation Series 2001 RB
  5.25%, 01/01/31(b)                       AAA     Aaa     1,000       1,005,110
--------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/ GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  6.13%, 02/20/42(c)                       AAA     --      1,580       1,630,544
--------------------------------------------------------------------------------
Chicago (City of) Parks District;
  Unlimited Tax Series 2001 D GO
  5.00%, 01/01/29(b)                       AAA     Aaa     3,000       2,935,290
--------------------------------------------------------------------------------
Cook (County of); Unlimited Tax Series
  1992 B GO
  5.75%, 11/15/02(e)(f)                    AAA     Aaa     2,000       2,064,680
--------------------------------------------------------------------------------
Freeport (City of); Unlimited Tax Series
  2000 RB
  6.00%, 12/01/29(b)                       AAA     Aaa     1,000       1,095,400
--------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A RB
  6.00%, 11/15/11(b)                       AAA     Aaa     2,500       2,886,350
--------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (CPC International Inc.
  Project); Refunding Series 1992 PCR
  6.75%, 05/01/16                           --     A1      2,000       2,048,400
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Evanston Northwestern
  Healthcare Corp.); VRD Series 2001 C RB
  1.45%, 05/01/31(g)                       AA+     Aa2    $7,245    $  7,245,000
--------------------------------------------------------------------------------
Illinois (State of) Educational
  Facilities Authority (Northwestern
  University); Adjustable Rate Medium
  Term Series 1997 RB
  5.25%, 11/01/14(f)                       AA+     Aa1     1,000       1,107,700
--------------------------------------------------------------------------------
Illinois (State of) Educational
  Facilities Authority (Robert Morris
  College); Series 2000 RB
  5.80%, 06/01/30(b)                       AAA     Aaa     1,000       1,055,520
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series
  1999 A RB
  6.00%, 11/15/19(b)                       AAA     Aaa     1,000       1,090,840
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Refunding Series 1992 A RB
  6.25%, 04/15/22(e)(f)                    AA-     Aaa     1,000       1,183,300
--------------------------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(e)(f)                    NRR     NRR     1,150       1,355,919
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Sisters Health
  Care); Series 1992 RB
  6.40%, 09/01/04(e)(f)                    AAA     Aaa     2,000       2,190,140
--------------------------------------------------------------------------------
Illinois State University Auxiliary
  Facilities System; Series 1993 RB
  5.75%, 04/01/14(b)                       AAA     Aaa     1,000       1,044,220
--------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.25%, 06/15/42(b)                       AAA     Aaa     1,000         996,610
--------------------------------------------------------------------------------
  5.92%, 12/15/29(b)(h)                    AAA     Aaa     1,500         318,885
--------------------------------------------------------------------------------
  5.94%, 06/15/30(b)(h)                    AAA     Aaa     1,000         206,100
--------------------------------------------------------------------------------
Rockford (City of) School District No.
  205; Unlimited Tax Series 2001 GO
  5.00%, 02/01/17(b)                       AAA     Aaa       500         533,550
--------------------------------------------------------------------------------
Tazewell (County of) Community High
  School District No. 303 (Pekin);
  Unlimited Tax Series 1996 GO
  5.63%, 01/01/14(b)                       AAA     Aaa     1,435       1,517,584
================================================================================
                                                                      40,274,235
================================================================================

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

INDIANA-3.15%

Carmel (City of) Retirement Rental
  Housing (Beverly Enterprises Inc.
  Project); Refunding Series 1992 RB
  8.75%, 12/01/08(d)                        --     --     $   80    $     82,789
--------------------------------------------------------------------------------
East Allen (City of) Multi-School
  Building Corp.; First Mortgage Series
  2000 RB
  5.75%, 01/15/10(e)(f)                    AAA     Aaa       735         835,320
--------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2000
  A RB
  5.90%, 02/01/14(b)                       AAA     Aaa     1,000       1,125,880
--------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Hendricks
  Project); Series 2002 D RB
  5.25%, 04/01/30(b)                       AAA     Aaa       500         502,975
--------------------------------------------------------------------------------
Indiana (State of) Housing Finance
  Authority; Single Family Mortgage
  Series 1995 B-1 RB
  6.15%, 07/01/17                           --     Aaa       115         119,670
--------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority;
  Highway Series 2000 RB
  5.38%, 12/01/25                           AA     Aa2     2,000       2,040,840
--------------------------------------------------------------------------------
  Prerefunded Airport Facilities Lease
  Series 1992 A RB
  6.25%, 11/01/02(e)(f)                    NRR     Aaa       395         407,561
--------------------------------------------------------------------------------
  Unrefunded Airport Facilities Lease
  Series 1992 A RB
  6.25%, 11/01/16                           AA     A1        105         108,090
--------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora & Fox
  Club Project); Multifamily Series 1999
  A RB
  5.90%, 10/01/19(b)                       AAA     Aaa     1,795       1,901,569
--------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank (Waterworks
  Project); Series 2002 A RB
  5.25%, 07/01/33(b)                       AAA     Aaa     1,700       1,718,241
--------------------------------------------------------------------------------
Indianapolis (City of) Thermal Energy
  System; Series 2001 A RB
  5.00%, 10/01/11(b)                       AAA     Aaa     1,500       1,629,555
--------------------------------------------------------------------------------
Lafayette (City of); Sewer Series 2002 RB
  5.15%, 07/01/24(b)                       AAA     Aaa     1,000       1,006,150
--------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding
  Convertible Series 1991 PCR 5.75%,
  08/01/21                                 BBB-    A3      2,500       2,354,200
--------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.;
  Unlimited Tax First Mortgage Series
  2001 GO
  5.50%, 01/15/20(b)                       AAA     Aaa     1,000       1,085,760
================================================================================
                                                                      14,918,600
================================================================================


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

KANSAS-0.31%

Newton (City of) (Newton Healthcare
  Corp.); Hospital Series 1994 A RB
  7.38%, 11/15/04(e)(f)                    NRR     NRR    $  250    $    284,550
--------------------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (Overland Park Project); First Tier
  Series 2001 A RB
  7.38%, 01/01/32(d)                        --     --      1,135       1,167,597
================================================================================
                                                                       1,452,147
================================================================================

KENTUCKY-0.79%

Jefferson (County of) (Beverly
  Enterprises Project); Refunding Health
  Facilities Series 1999 RB
  5.88%, 05/01/08(d)                        --     --        595         584,772
--------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky League
  Cities); Lease Funding Series 1993 A RB
  6.15%, 03/01/13                           --     Aa3     3,000       3,129,600
================================================================================
                                                                       3,714,372
================================================================================

LOUISIANA-5.00%

Lafayette (City of); Public Improvement
  Sales Tax Series 2000 A RB
  5.50%, 03/01/23(b)                       AAA     Aaa     1,360       1,430,489
--------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority
  (Capital Projects & Equipment
  Acquisitions); Series 2000 RB
  6.55%, 09/01/25(b)                        A       A      6,000       6,633,300
--------------------------------------------------------------------------------
  Series 2000 A RB
  6.30%, 07/01/30(b)                       AAA     Aaa     3,000       3,478,050
--------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking
  Facilities Corp. Garage Project);
  Series 2001 A RB
  5.20%, 10/01/20(b)                       AAA     Aaa     1,000       1,033,030
--------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Medical Center at New
  Orleans Project); Series 1992 RB
  6.13%, 10/15/07(b)                       AAA     --      2,775       2,797,228
--------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University);
  Series 1996 RB
  6.00%, 10/01/16(b)                       AAA     Aaa     2,500       2,808,825
--------------------------------------------------------------------------------
  Series 2002 A RB
  5.13%, 07/01/27(b)                       AAA     Aaa     2,100       2,112,054
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
LOUISIANA-(CONTINUED)

Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional
  Medical Center); Refunding Series 1996
  RB
  5.70%, 05/15/16(b)                       AAA     Aaa    $1,000    $  1,089,580
--------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987 RB
  7.60%, 01/01/08(e)(f)                    NRR     NRR       500         606,795
--------------------------------------------------------------------------------
  7.60%, 01/01/09(e)(f)                    NRR     NRR       500         616,400
--------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
  Utilities); Series 1992 A PCR
  7.50%, 05/01/15                          BB+     Ba1     1,000       1,030,080
================================================================================
                                                                      23,635,831
================================================================================

MAINE-0.47%

Maine (State of) Educational Loan
  Authority (Supplemental Education Loan
  Program); Series 1992 A-2 RB
  6.95%, 12/01/07(c)(d)                     --     --        640         656,896
--------------------------------------------------------------------------------
Maine (State of) Housing Authority;
  Mortgage Series 1999 E-1 RB
  5.85%, 11/15/20                          AA+     Aa1     1,500       1,566,630
================================================================================
                                                                       2,223,526
================================================================================

MARYLAND-1.04%

Maryland (State of) Health & Higher
  Education Facilities Authority (Johns
  Hopkins University); Refunding Series
  2001 B RB
  5.00%, 07/01/41                           AA     Aa2     1,000         969,950
--------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Education Facilities Authority
  (University of Maryland Medical
  System); Series 2001 RB
  5.25%, 07/01/28                           A     Baa1     2,000       1,994,280
--------------------------------------------------------------------------------
  5.25%, 07/01/34                           A     Baa1     2,000       1,975,480
================================================================================
                                                                       4,939,710
================================================================================

MASSACHUSETTS-1.39%

Massachusetts (State of) Development
  Financing Agency (Briarwood Project);
  Series 2001 B RB
  7.88%, 12/01/15(d)                        --     --      1,000       1,049,250
--------------------------------------------------------------------------------
Massachusetts (State of) Health &
  Educational Facilities Authority
  (Winchester Hospital); Series 1994 D RB
  5.80%, 07/01/09(b)                       AAA     --      1,000       1,081,650
--------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency; Single Family Housing Series
  1994 RB
  6.60%, 12/01/26(c)                        AA     Aa3     1,385       1,436,841
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Port Authority;
  Series 1997 A RB
  5.00%, 07/01/27(b)                       AAA     Aaa    $1,000    $    991,510
--------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 2002 B RB
  5.13%, 08/01/27(b)                       AAA     Aaa     2,000       2,005,820
================================================================================
                                                                       6,565,071
================================================================================

MICHIGAN-7.58%

Anchor Bay School District; Refunding
  Unlimited Tax Series 2001 GO
  5.00%, 05/01/29                          AAA     Aaa     1,000         981,120
--------------------------------------------------------------------------------
Bullock Creek School District; Unlimited
  Tax Series 2000 GO
  5.50%, 05/01/22                          AAA     Aaa     1,000       1,039,480
--------------------------------------------------------------------------------
Chippewa Valley Schools; Refunding
  Unlimited Tax Series 2002 GO
  5.13%, 05/01/27                          AAA     Aaa     1,000       1,003,340
--------------------------------------------------------------------------------
Dearborn Heights (City of) Finance
  Authority; Limited Tax Series 2001 A GO
  5.00%, 10/01/30(b)                       AAA     Aaa     1,000         983,610
--------------------------------------------------------------------------------
Detroit (City of) School District;
  Unlimited Tax Series 2001 A GO
  5.13%, 05/01/31(b)                       AAA     Aaa     2,000       2,000,600
--------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
  Sr. Lien Series 2001 A RB
  5.00%, 07/01/30(b)                       AAA     Aaa     8,500       8,348,955
--------------------------------------------------------------------------------
  5.25%, 07/01/33(b)                       AAA     Aaa     3,500       3,532,025
--------------------------------------------------------------------------------
Garden City Hospital Finance Authority
  (Garden City Hospital); Refunding
  Hospital Series 1998 A RB
  5.63%, 09/01/10                           --     B1        850         693,056
--------------------------------------------------------------------------------
Grand Rapids (City of) Building
  Authority; Series 2002 A RB
  5.00%, 10/01/22(b)                       AAA     Aaa     1,660       1,671,720
--------------------------------------------------------------------------------
Lake Orion Community School District;
  Refunding Unlimited Tax Series 1994 GO
  7.00%, 05/01/05(e)(f)                    AAA     Aaa     2,500       2,847,175
--------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO
  6.00%, 05/01/06(e)(f)                    AAA     Aaa     1,210       1,372,636
--------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Rental Housing Series 1992 A
  RB
  6.60%, 10/01/02(e)(f)                    AA-     NRR       945         968,616
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond
  Authority (Drinking Water Revolving
  Fund); Series 2000 RB
  5.50%, 10/01/22                          AAA     Aaa    $1,000    $  1,051,300
--------------------------------------------------------------------------------
Michigan (State of) Public Water Agency
  (Combustion Turbine No. 1); Series 2001
  A RB
  5.25%, 01/01/24(b)                       AAA     Aaa     2,500       2,540,700
--------------------------------------------------------------------------------
Michigan (State of) Trunk Line; Refunding
  Series 1998 A RB
  5.00%, 11/01/26(b)                       AAA     Aaa     1,000         990,220
--------------------------------------------------------------------------------
West Ottawa (City of) Public School
  District; Unlimited Tax Series 2002 A
  GO
  5.00%, 05/01/27                          AAA     Aaa     1,000         988,730
--------------------------------------------------------------------------------
Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(e)(f)                    AAA     Aaa     4,275       4,820,704
================================================================================
                                                                      35,833,987
================================================================================

MINNESOTA-0.41%

Minneapolis (City of) (Parking Ramp);
  Unlimited Tax Series 2000 A GO
  5.90%, 12/01/20                          AAA     Aa1     1,000       1,099,130
--------------------------------------------------------------------------------
Minneapolis & St. Paul (Cities of)
  Metropolitan Airports Commission
  (Northwest Airlines Inc.); Special
  Facilities Series 2001 A RB
  7.00%, 04/01/25(c)(d)                     --     --      1,000         857,200
================================================================================
                                                                       1,956,330
================================================================================

MISSISSIPPI-1.11%

Mississippi (State of) Higher Education
  Assistance Corp.; Sub-Series 1994 C RB
  7.50%, 09/01/09(c)                        --     A2      5,000       5,228,900
================================================================================

MISSOURI-0.94%

Kansas City Industrial Development
  Authority (General Motors Corp.
  Project); Series 1984 PCR 6.05%,
  04/01/06                                 BBB+    A3        170         170,624
--------------------------------------------------------------------------------
Missouri (State of) Environmental
  Improvement & Energy Resources
  Authority (State Revolving Fund);
  Prerefunded Water Pollution Series 1995
  C RB
  5.85%, 01/01/05(e)(f)                    NRR     Aaa       730         807,577
--------------------------------------------------------------------------------
  Unrefunded Water Pollution Series 1995
  C RB
  5.85%, 01/01/10                           --     Aaa       270         292,270
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (Washington
  University Project); Educational
  Facilities Series 2001 A RB
  5.13%, 06/15/41                          AA+     Aa1    $3,250    $  3,198,617
================================================================================
                                                                       4,469,088
================================================================================

NEBRASKA-0.22%

Omaha (City of) Public Power District;
  Electric Series 2002 A RB
  5.20%, 02/01/22                           AA     Aa2     1,000       1,017,980
================================================================================

NEVADA-3.20%

Boulder (City of) (Boulder City Hospital
  Inc. Project); Refunding Hospital
  Series 1998 RB
  5.85%, 01/01/22(d)                        --     --        500         423,505
--------------------------------------------------------------------------------
Clark (County of); Airport Lien
  Sub-Series 2001 B RB
  5.25%, 07/01/34(b)                       AAA     Aaa     3,000       3,027,450
--------------------------------------------------------------------------------
Clark (County of) (Nevada Power Company
  Project); Series 1992 C IDR 7.20%,
  10/01/22                                  BB     Ba2     1,500       1,482,210
--------------------------------------------------------------------------------
Clark (County of) Bond Bank; Limited Tax
  Series 2001 GO
  5.00%, 06/01/31(b)                       AAA     Aaa     5,000       4,873,000
--------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR
  6.55%, 10/01/13(b)                       AAA     Aaa     3,000       3,073,740
--------------------------------------------------------------------------------
Reno (City of) Redevelopment Agency;
  Refunding Sub-Series 1995 A TAN
  6.00%, 06/01/10                           --    Baa3     1,185       1,235,481
--------------------------------------------------------------------------------
Truckee Meadows Water Authority; Water
  Series 2001 A RB
  5.13%, 07/01/30(b)                       AAA     Aaa     1,000         993,340
================================================================================
                                                                      15,108,726
================================================================================

NEW JERSEY-2.02%

New Jersey (State of) Economic
  Development Authority (Continental
  Airlines, Inc.
  Project); Special Facility
  Series 1999 RB
  6.25%, 09/15/29(c)(f)                     B+     B3      6,300       4,970,511
--------------------------------------------------------------------------------
  6.40%, 09/15/23(c)(f)                     B+     B3      1,000         820,570
--------------------------------------------------------------------------------
  Special Facility Series 2000 RB
  7.00%, 11/15/30(c)(f)                     B+     B3      4,000       3,525,520
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
NEW JERSEY-(CONTINUED)

New Jersey (State of) Health Care
  Facilities Financing Authority (Raritan
  Bay Medical Center); Series 1994 RB
  7.25%, 07/01/27(d)                        --     --     $  250    $    250,903
================================================================================
                                                                       9,567,504
================================================================================

NEW MEXICO-1.07%

Las Cruces (City of) South Central Solid
  Waste Authority; Environmental Services
  Series 1995 RB
  5.65%, 06/01/09                           --     A3        575         604,124
--------------------------------------------------------------------------------
Los Alamos (County of); Refunding Utility
  System Series 1994 A RB
  6.00%, 07/01/15(b)                       AAA     Aaa     2,000       2,178,200
--------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 RB
  6.25%, 06/01/04(e)(f)                    AAA     Aaa     2,100       2,274,237
================================================================================
                                                                       5,056,561
================================================================================

NEW YORK-3.46%

Metropolitan Transportation
  Authority; Dedicated Tax Fund
  Series 2000 A RB
  5.88%, 04/01/25(b)                       AAA     Aaa     1,500       1,614,120
--------------------------------------------------------------------------------
  Refunding Series 2002 A RB
  5.13%, 01/01/29                          AA-     A3      1,000         990,660
--------------------------------------------------------------------------------
New York (City of);
  Prerefunded Unlimited Tax Series 1994
  B1 GO
  7.38%, 08/15/04(e)(f)                     A      Aaa       500         562,655
--------------------------------------------------------------------------------
  Unlimited Tax Series 1996 A GO
  6.25%, 08/01/17(e)(f)                     A      A2      3,035       3,361,263
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1991 B
  GO
  7.00%, 02/01/18(e)(f)                    AAA     Aaa       520         528,554
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1992 D
  GO
  7.70%, 02/01/09(e)                        A      A2         15          15,298
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Sub-Series
  1992 C-1 GO
  7.00%, 08/01/17                           A      A2         10          10,187
--------------------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (University of Staten Island
  Hospital Project); Civic Facilities
  Series 2001 B RB
  6.38%, 07/01/31                           --    Baa3       600         605,430
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
NEW YORK-(CONTINUED)

New York (City of) Municipal Water
  Finance Authority;
  Water & Sewer System Series 1987 A RB
  5.00%, 06/15/17                           AA     Aa2    $1,350    $  1,352,201
--------------------------------------------------------------------------------
  Water & Sewer System Series 1996 A RB
  5.50%, 06/15/24(b)                       AAA     Aaa     1,000       1,027,350
--------------------------------------------------------------------------------
  Water & Sewer System Series 1997 B RB
  5.75%, 06/15/29                           AA     Aa2     3,850       4,054,320
--------------------------------------------------------------------------------
New York (State of) Dorm Authority (State
  University Educational Facilities);
  Series 1995 A RB
  6.50%, 05/15/06                          AA-     A3      1,000       1,134,790
--------------------------------------------------------------------------------
New York (State of) Environmental
  Facilities Corp. (State Water Revolving
  Project); Unrefunded Series 1991 E PCR
  6.88%, 06/15/10                          AAA     Aaa     1,100       1,117,545
================================================================================
                                                                      16,374,373
================================================================================

NORTH CAROLINA-1.23%

North Carolina (State of) Eastern
  Municipal Power Agency; Power System
  Series 1993 A RB
  6.13%, 01/01/10(e)(f)                    AAA     Aaa     1,500       1,742,115
--------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Single Family Series 1996 II RB
  6.20%, 03/01/16                           AA     Aa2       445         468,367
--------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric
  Project);
  Refunded Series 1990 RB
  6.50%, 01/01/10(e)(f)                    AAA     Aaa       260         302,918
--------------------------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07                          BBB+   Baa1     2,890       3,289,571
================================================================================
                                                                       5,802,971
================================================================================

NORTH DAKOTA-0.11%

Fargo (City of) Health System (Meritcare
  Medical Group); Series 2002 A RB
  5.13%, 06/01/27(b)(f)                    AAA     Aaa       500         499,615
================================================================================

OHIO-2.01%

Cleveland (City of); Parking Facilities
  Improvement Series 1992 RB
  8.00%, 09/15/02(e)(f)                    NRR     NRR       500         513,620
--------------------------------------------------------------------------------
Fairfield (City of) School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/05(e)(f)                    AAA     Aaa     1,000       1,123,910
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

OHIO-(CONTINUED)

Findlay (City of); Limited Tax Series
  1996 GO
  5.88%, 07/01/17                          AA-     Aa3    $1,000    $  1,083,890
--------------------------------------------------------------------------------
Lake Ohio School District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(b)                       AAA     Aaa     2,500       2,691,375
--------------------------------------------------------------------------------
Montgomery (County of) (Grandview
  Hospital & Medical Center); Refunding
  Hospital Series 1997 RB
  5.50%, 12/01/09(e)(f)                    BBB+    NRR     1,000       1,126,090
--------------------------------------------------------------------------------
Ohio (State of) Department of
  Transportation (Panhandle Rail Line
  Project); Series 1992 COP
  6.50%, 04/15/12(b)                       AAA     Aaa     1,100       1,127,082
--------------------------------------------------------------------------------
University of Cincinnati; Series 2002 F
  RB
  5.00%, 06/01/22                           AA     Aa3       820         824,371
--------------------------------------------------------------------------------
  5.00%, 06/01/23                           AA     Aa3     1,000         998,650
================================================================================
                                                                       9,488,988
================================================================================

OKLAHOMA-1.76%

Mustang (City of) Improvement Utility
  Authority; Series 1999 RB
  5.70%, 10/01/19(b)                       AAA     Aaa     1,500       1,632,735
--------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18                           AA     Aa3       675         719,813
--------------------------------------------------------------------------------
  5.75%, 02/15/25                           AA     Aa3     1,750       1,849,435
--------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (St.
  John's Medical Center Project);
  Hospital Series 1994 RB
  6.25%, 02/15/06(e)(f)                     AA     Aa3     2,000       2,252,460
--------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority
  (Tulsa Regional Medical Center);
  Hospital Series 1992 RB
  7.20%, 06/01/03(e)(f)                    AAA     NRR       500         533,715
--------------------------------------------------------------------------------
Tulsa (City of) Public Facilities
  Authority; Capital Improvement Series
  1988 B RB
  6.00%, 03/01/08                           A+     --      1,305       1,351,680
================================================================================
                                                                       8,339,838
================================================================================

OREGON-0.73%

Cow Creek Band Umpqua Tribe of Indians;
  Series 1998 B RB
  (Acquired 08/18/98; Cost $997,470)
  5.10%, 07/01/12(b)(i)                    AAA     Aaa     1,000       1,040,240
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
OREGON-(CONTINUED)

Portland (City of) Sewer System; Series
  1994 A RB
  6.20%, 06/01/04(e)(f)                    AAA     A1     $1,200    $  1,310,136
--------------------------------------------------------------------------------
  6.25%, 06/01/04(e)(f)                    AAA     A1      1,000       1,092,680
================================================================================
                                                                       3,443,056
================================================================================

PENNSYLVANIA-2.48%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); Series 2002 RB
  5.25%, 03/01/32                          AA-     --      1,500       1,505,535
--------------------------------------------------------------------------------
Allegheny (County of) Port Authority;
  Special Transportation Series 1999 RB
  6.13%, 03/01/09(e)(f)                    AAA     Aaa     1,000       1,168,560
--------------------------------------------------------------------------------
Chester (County of) Industrial
  Development Authority (Westtown School
  Project); Educational Facilities Series
  2002 RB
  5.00%, 01/01/31(b)                       AAA     Aaa     1,000         985,030
--------------------------------------------------------------------------------
Clarion (County of) Industrial
  Development Authority (Beverly
  Enterprises Inc. Project); Refunding
  Series 2001 RB
  7.38%, 12/01/08(d)                        --     --      1,450       1,482,422
--------------------------------------------------------------------------------
Montgomery (County of) Industrial
  Development Authority (Pennsburg
  Nursing & Rehabilitation Center);
  Series 1993 RB
  7.63%, 03/31/04(e)(f)                    NRR     Aaa       100         112,576
--------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited Tax
  Third Series 1994 GO
  6.75%, 11/15/04(e)(f)                    AAA     Aaa     1,250       1,409,650
--------------------------------------------------------------------------------
Pennsylvania (State of) Economic
  Financing Authority (Colver Project);
  Resource Recovery Series 1994 D RB
  7.05%, 12/01/10(c)                       BBB-    --      2,900       3,043,753
--------------------------------------------------------------------------------
Pennsylvania (State of) Public School
  Building Authority (Lehigh Career &
  Technical Institution); Series 2001 RB
  5.00%, 10/01/26(b)                       AAA     Aaa     1,000         994,380
--------------------------------------------------------------------------------
Spring-Ford Area School District;
  Unlimited Tax Series 2002 GO
  5.00%, 04/01/23(b)                       AAA     Aaa     1,025       1,027,265
================================================================================
                                                                      11,729,171
================================================================================

PUERTO RICO-0.36%

Children's Trust Fund; Sr. Tobacco
  Settlement Series 2000 RB
  6.00%, 07/01/26                           A      Aa3     1,000       1,041,400
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
PUERTO RICO-(CONTINUED)

Puerto Rico (Commonwealth of); Unlimited
  Tax Public Improvement Series 2000 GO
  6.00%, 07/01/05(b)(f)                     A-    Baa1    $  500    $    560,740
--------------------------------------------------------------------------------
Puerto Rico (Commonwealth of) Highway &
  Transportation Authority;
  Transportation Series 2000 B RB
  6.00%, 07/01/10(e)(f)                     A     Baa1       100         117,968
================================================================================
                                                                       1,720,108
================================================================================

RHODE ISLAND-1.05%

Rhode Island (State of) Housing &
  Mortgage Finance Corp.; Homeownership
  Opportunity Series 1994 15-B RB
  6.00%, 10/01/04                          AA+     Aa2     1,000       1,052,060
--------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 A RB
  6.00%, 06/01/23                           A      A1      4,000       3,934,280
================================================================================
                                                                       4,986,340
================================================================================

SOUTH CAROLINA-0.94%

Piedmont Municipal Power Agency;
  Refunding Electric Series 1986 A RB
  5.75%, 01/01/24                          BBB-   Baa3     1,150       1,108,819
--------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities
  Improvement Series 2000 A RB
  7.13%, 12/15/15                          BBB    Baa2     1,000       1,088,670
--------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 2002 B RB
  5.13%, 01/01/32(b)                       AAA     Aaa     1,250       1,255,038
--------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A RB
  5.00%, 10/01/29(b)                       AAA     Aaa     1,000         991,130
================================================================================
                                                                       4,443,657
================================================================================

SOUTH DAKOTA-0.46%

Aberdeen (City of) School District No.
  6-1; Unlimited Tax Series 2000 GO
  5.45%, 01/01/26(b)                       AAA     Aaa     2,000       2,055,520
--------------------------------------------------------------------------------
South Dakota (State of) Health &
  Educational Facilities Authority (Huron
  Regional Medical Center); Series 1994
  RB
  7.25%, 04/01/20                          BBB     --        100         103,793
================================================================================
                                                                       2,159,313
================================================================================


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

TENNESSEE-1.24%

Franklin (City of) Industrial Development
  Board (Landings Apartment Project);
  Multifamily Housing Refunding Series
  1996 A RB
  5.75%, 04/01/10(b)                       AAA     Aaa    $  820    $    878,851
--------------------------------------------------------------------------------
Putnam (County of); Refunding Unlimited
  Tax Series 2001 GO
  5.25%, 04/01/17(b)                       AAA     Aaa     2,500       2,744,650
--------------------------------------------------------------------------------
Robertson & Somner (Counties of) White
  House Utility District; Water & Sewer
  Series 2000 RB
  6.00%, 01/01/10(e)(f)                    NRR     Aaa     1,000       1,151,950
--------------------------------------------------------------------------------
Shelby (County of) Health Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Health Care
  Facilities Series 1997 A RB
  6.25%, 11/15/16(d)                        --     --      1,000         921,800
--------------------------------------------------------------------------------
Tennessee (State of) Housing Development
  Agency; Homeownership Progressive
  Series 1992 RB
  6.80%, 07/01/17                           AA     Aa2       155         158,364
================================================================================
                                                                       5,855,615
================================================================================

TEXAS-22.67%

Allen (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2000 GO
  5.95%, 02/15/25                          AAA     Aaa     1,600       1,717,168
--------------------------------------------------------------------------------
Arlington (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995
  GO
  5.75%, 02/15/05(e)(f)                    NRR     Aaa       705         767,477
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  5.75%, 02/15/21                           --     Aaa       295         306,714
--------------------------------------------------------------------------------
Austin (City of) Community College
  District; Refunding Combined Fee Series
  1995 RB
  6.10%, 02/01/05(e)(f)                    AAA     Aaa     1,115       1,221,750
--------------------------------------------------------------------------------
Austin (City of) Electric Utility System;
  Refunding Series 2002 A RB
  4.00%, 11/15/03(b)                       AAA     Aaa     1,500       1,543,395
--------------------------------------------------------------------------------
Austin (City of) Hotel Occupancy Tax;
  Refunding Sub. Lien Series 1999 RB
  5.80%, 11/15/29(b)                       AAA     Aaa     1,000       1,057,590
--------------------------------------------------------------------------------
Austin (City of) Water & Wastewater
  System;
  Refunding Series 2001 B RB
  5.25%, 05/15/31(b)                       AAA     Aaa     1,750       1,757,175
--------------------------------------------------------------------------------
  Refunding Series 2002 A RB
  4.00%, 11/15/03(b)                       AAA     Aaa     1,000       1,029,190
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Bellville (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995
  GO
  6.13%, 02/01/06(e)(f)                    NRR     Aaa    $  535    $    599,601
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  6.13%, 02/01/20                           --     Aaa       295         322,149
--------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Dymaxion & Monarch Park Apartments);
  Multifamily Housing Series 2000 RB
  6.10%, 08/01/30(b)(f)                    AAA     Aaa     1,000       1,044,070
--------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
  District; Lease Purchase Series 2001 RB
  (Acquired 07/27/01; Cost $684,426)
  5.53%, 07/20/06(d)                        --     --        678         686,025
--------------------------------------------------------------------------------
Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp.); Series 1997 A RB
  5.38%, 01/01/22(b)                       AAA     Aaa     1,250       1,274,838
--------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2001 GO
  5.25%, 02/15/33                          AAA     Aaa     1,350       1,358,276
--------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series
  1996 GO
  5.75%, 08/15/06(e)(f)                     AA     Aa2     1,000       1,119,300
--------------------------------------------------------------------------------
Cisco (City of) Jr. College District;
  Refunding Consolidated Fund Series 2002
  RB
  5.25%, 07/01/26(b)                       AAA     Aaa     1,000       1,008,400
--------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District;
  Unlimited Tax Series 2001 GO
  5.13%, 02/01/31                          AAA     Aaa     2,000       1,983,700
--------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Refunding Unlimited Tax
  Series 1999 GO
  5.75%, 08/01/28                           --     Aaa     1,000       1,065,050
--------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 02/01/28                           --     Aaa     1,000       1,010,220
--------------------------------------------------------------------------------
Dallas (City of) Area Rapid Transit; Sr.
  Lien Series 2001 RB
  5.00%, 12/01/31(b)                       AAA     Aaa     1,250       1,218,013
--------------------------------------------------------------------------------
DeSoto (City of) Independent School
  District; Refunding Unlimited Tax
  Series 1998 GO
  5.13%, 08/15/17                          AAA     --      1,000       1,000,210
--------------------------------------------------------------------------------
Georgetown (City of) Utility System;
  Series 1995 A RB
  6.20%, 08/15/05(e)(f)                    AAA     Aaa     1,500       1,672,005
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Grapevine (City of); Limited Tax Series
  2000 GO Ctfs.
  5.88%, 08/15/26(b)                       AAA     Aaa    $1,610    $  1,727,482
--------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/31                          AA+     Aa1     1,000         994,750
--------------------------------------------------------------------------------
Harris (County of) Flood Control
  District; Refunding Unlimited Tax
  Series 2002 GO
  3.00%, 10/01/03                          AA+     Aa1     1,500       1,523,415
--------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Health Care Project); Hospital Series
  2001 A RB
  6.38%, 06/01/29                           A-     A3        750         798,045
--------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital Project);
  Series 1991 RB
  6.70%, 02/15/03(e)(f)                    AAA     Aa3     1,000       1,028,040
--------------------------------------------------------------------------------
  Series 2001 A RB
  5.38%, 02/15/26                           AA     --      1,000       1,008,880
--------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Hospital Series 1999
  A RB
  5.25%, 10/01/29                           AA     Aa2     2,000       2,004,180
--------------------------------------------------------------------------------
Harris (County of) Houston Sports
  Authority; Refunding Jr. Lien Series
  2001 B RB
  5.25%, 11/15/40(b)                       AAA     Aaa     3,000       3,001,920
--------------------------------------------------------------------------------
Harris (County of) Mental Health and
  Mental Retardation Authority; Refunding
  Series 1992 RB
  6.25%, 09/15/10(b)                       AAA     Aaa     4,500       4,521,195
--------------------------------------------------------------------------------
Houston (City of) Airport System; Sub.
  Lien Series 2000 B RB
  5.50%, 07/01/30(b)                       AAA     Aaa     1,000       1,024,400
--------------------------------------------------------------------------------
Houston (City of) Water & Sewer System;
  Jr. Lien Series 1997 C RB
  5.38%, 12/01/27(b)                       AAA     Aaa     2,495       2,536,292
--------------------------------------------------------------------------------
Hurst-Euless-Bedford Independent School
  District;
  Prerefunded Unlimited Tax Series 1994
  GO
  6.50%, 08/15/04(e)(f)                    AAA     Aaa       640         700,838
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  6.50%, 08/15/24                          AAA     Aaa       360         390,308
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Katy (City of) Independent School
  District;
  Limited Tax Series 1999 GO
  6.13%, 02/15/32                          AAA     Aaa    $1,500    $  1,624,200
--------------------------------------------------------------------------------
  Unlimited Tax Series 2001 B GO
  5.00%, 02/15/32                          AAA     Aaa     3,000       2,909,910
--------------------------------------------------------------------------------
Keller (City of) Independent School
  District;
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 08/15/26                          AAA     Aaa     2,000       2,018,580
--------------------------------------------------------------------------------
  Series 1994 COP
  6.00%, 08/15/05(b)                       AAA     Aaa       885         978,863
--------------------------------------------------------------------------------
Laredo (City of) Community College
  District; Limited Tax Series 2002 GO
  5.25%, 08/01/32(b)                       AAA     Aaa     1,000       1,004,620
--------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District;
  Refunding Unlimited Tax Series 1999 GO
  6.00%, 08/15/35                          AAA     --      2,500       2,697,225
--------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2000 GO
  6.13%, 08/15/35                          AAA     --      1,000       1,089,480
--------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility
  Systems; Limited Tax Series 1996 GO
  Ctfs.
  5.85%, 08/01/11(b)                       AAA     Aaa       605         661,979
--------------------------------------------------------------------------------
  5.90%, 08/01/06(e)(f)                    AAA     Aaa     1,100       1,238,468
--------------------------------------------------------------------------------
Matagorda (County of) Navigation District
  No. 1 (Reliant Energy Project);
  Refunding Series 1999 B RB
  5.95%, 05/01/30(c)                       BBB    Baa2     2,000       1,788,860
--------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2001 GO
  5.30%, 02/15/25                          AAA     Aaa     1,765       1,787,910
--------------------------------------------------------------------------------
North Texas Higher Education Authority
  Inc.; Student Loan
  Series 1993 C RB
  6.10%, 04/01/08(c)                        --     Aa2     1,000       1,031,890
--------------------------------------------------------------------------------
  Student Loan Series 1993 D RB
  6.30%, 04/01/09(c)                        --     A2        500         515,525
--------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 1999 A GO
  5.50%, 08/15/24                          AAA     Aaa     1,000       1,035,900
--------------------------------------------------------------------------------
Pasadena (City of); Limited Tax Series
  2002 GO
  5.25%, 04/01/32(b)                       AAA     Aaa     2,000       2,015,080
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Pflugerville (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  5.50%, 08/15/23                          AAA     Aaa    $1,615    $  1,672,155
--------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000
  GO
  5.88%, 09/01/19                          AAA     Aaa       850         928,948
--------------------------------------------------------------------------------
Richardson (City of);
  Limited Tax Series 2000 A GO
  5.75%, 02/15/21(b)                       AAA     Aaa     2,000       2,138,360
--------------------------------------------------------------------------------
  Limited Tax Series 2001 GO
  5.00%, 02/15/19                          AA+     Aa1     1,720       1,743,822
--------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.50%, 12/01/12                          BBB+   Baa1       870         901,581
--------------------------------------------------------------------------------
  6.75%, 12/01/23                          BBB+   Baa1     1,000       1,026,710
--------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series
  2001 RB
  5.25%, 04/01/19(b)                       AAA     Aaa     1,000       1,035,800
--------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  5.50%, 08/15/24                          AAA     Aaa     3,500       3,625,650
--------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent
  School District; Refunding Unlimited
  Tax Building Series 2001 GO
  5.13%, 08/01/25                          AAA     Aaa     1,535       1,536,627
--------------------------------------------------------------------------------
Spring Branch Independent School
  District; Limited Tax Series 2000 GO
  5.75%, 02/01/24                          AAA     Aaa     1,700       1,798,396
--------------------------------------------------------------------------------
Texas (State of); Refunding Unlimited Tax
  Water Development Series 2001 A GO
  5.25%, 08/01/35                           AA     Aa1     1,840       1,847,838
--------------------------------------------------------------------------------
Texas (State of) (Veteran's Land);
  Unlimited Tax Series 1994 GO
  6.40%, 12/01/24(c)                        AA     Aa1     2,000       2,171,980
--------------------------------------------------------------------------------
Texas (State of) (Water Financial
  Assistance); Unlimited Tax Series 2002
  GO
  5.00%, 08/01/23                           AA     Aa1     1,000         988,470
--------------------------------------------------------------------------------
  5.00%, 08/01/24                           AA     Aa1     1,000         985,560
--------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (Asmara Affordable
  Housing Inc. Project); Multifamily
  Housing Series 1996 A RB
  6.30%, 01/01/16                           A      --        310         317,809
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Texas (State of) Public Property Finance
  Corp. (Mental Health & Mental
  Retardation); Series 1996 RB
  6.20%, 09/01/16                          BBB+    --     $  735    $    737,536
--------------------------------------------------------------------------------
Town Center Improvement District; Sales &
  Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/23(b)                       AAA     Aaa     1,000       1,004,440
--------------------------------------------------------------------------------
  5.25%, 03/01/27(b)                       AAA     Aaa     2,800       2,819,096
--------------------------------------------------------------------------------
  5.50%, 03/01/13(b)                       AAA     Aaa     1,725       1,896,707
--------------------------------------------------------------------------------
Tyler (City of) Health Facilities
  Development Corp. (Mother Frances
  Hospital); Hospital Series 1997 A RB
  5.63%, 07/01/13                           --    Baa1     1,000       1,000,300
--------------------------------------------------------------------------------
United Independent School District;
  Unlimited Tax Series 2000 GO
  5.13%, 08/15/26                          AAA     Aaa     1,000       1,000,370
--------------------------------------------------------------------------------
University of Texas Financing System;
  Series 1999 B RB
  5.70%, 08/15/20                          AAA     Aaa     1,000       1,064,170
--------------------------------------------------------------------------------
Victoria (County of) (Citizens Medical
  Center); Hospital Series 1994 RB
  6.20%, 01/01/10(b)                       AAA     Aaa     1,000       1,071,820
--------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax
  Series 2002 GO
  5.25%, 08/15/26                           --     Aaa     2,000       2,018,580
--------------------------------------------------------------------------------
  5.38%, 08/15/27                           --     Aaa     1,000       1,018,230
--------------------------------------------------------------------------------
Weatherford (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1994
  GO
  6.40%, 02/15/05(e)(f)                    NRR     Aaa       900         994,077
--------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  6.40%, 02/15/12                           --     Aaa       100         109,007
--------------------------------------------------------------------------------
Ysleta (City of) Independent School
  District Public Facility Corp.;
  Refunding Lease Series 2001 RB
  5.38%, 11/15/24(b)                       AAA     Aaa     1,300       1,323,894
================================================================================
                                                                     107,198,484
================================================================================

UTAH-1.57%

Intermountain Power Agency;
  Power Supply Series 1995 B RB
  5.00%, 07/01/16(e)(f)                     A+     A1      2,000       2,004,940
--------------------------------------------------------------------------------
  Unrefunded Power Supply Series 1995 B
  RB
  5.00%, 07/01/16                           A+     A1      1,150       1,152,151
--------------------------------------------------------------------------------


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
UTAH-(CONTINUED)

Salt Lake (County of) (Westminster
  College Project); Series 1997 RB
  5.75%, 10/01/27                          BBB     --     $1,000    $  1,013,860
--------------------------------------------------------------------------------
South Jordan (City of); Sales Tax Series
  2001 RB
  5.20%, 08/15/26(b)                       AAA     Aaa     1,500       1,548,045
--------------------------------------------------------------------------------
Utah (State of) Housing Finance
  Agency; Single Family Mortgage
  Sub-Series 1994 C RB
  6.05%, 07/01/06                           --     Aa3       125         132,505
--------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994
  E-1 RB
  6.30%, 07/01/06                          AA-     --         85          90,451
--------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994
  G-1 RB
  7.15%, 07/01/06                          AA-     A1         30          31,256
--------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 2000
  B-1 RB
  6.00%, 07/01/10(c)                       AA-     Aa3       855         890,448
--------------------------------------------------------------------------------
  Sr. Single Family Mortgage Series 1995
  G-2 RB
  6.45%, 07/01/27(c)                       AAA     Aaa       560         580,317
================================================================================
                                                                       7,443,973
================================================================================

VERMONT-0.23%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher
  Allen Health
  Care); Hospital Series 2000 A RB
  6.00%, 12/01/23(b)                       AAA     Aaa     1,000       1,092,510
================================================================================

VIRGIN ISLANDS-0.33%

Virgin Islands (Territory of) Public
  Finance Authority (Gross Receipts Taxes
  Loan Notes); Series 1999 A RB
  6.13%, 10/01/29(b)                        A       A        500         530,695
--------------------------------------------------------------------------------
Virgin Islands (Territory of) Public
  Financing Authority (Matching Fund Loan
  Notes); Refunding Series 1992 A RB
  7.25%, 10/01/02(e)(f)                    AAA     NRR     1,000       1,029,390
================================================================================
                                                                       1,560,085
================================================================================

VIRGINIA-0.64%

Fauquier (County of) Industrial
  Development Authority (Fauquier
  Hospital Foundation, Inc.); Hospital
  Series 2002 RB
  5.25%, 10/01/31                           AA     --      1,000         996,960
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
VIRGINIA-(CONTINUED)

Norton (City) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB
  6.00%, 12/01/22(b)                        A      --     $1,000    $  1,036,510
--------------------------------------------------------------------------------
Virginia (State of) Resources Authority
  (Goochland County Tuckahoe Creek
  Service District Project); Water &
  Sewer System Series 2002 RB
  5.00%, 11/01/35                           AA     Aa2     1,000         987,150
================================================================================
                                                                       3,020,620
================================================================================

WASHINGTON-1.68%

Clark (County of) School District No.
  117; Unlimited Tax Series 1995 GO
  6.00%, 12/01/05(e)(f)                    AAA     Aaa     1,000       1,117,310
--------------------------------------------------------------------------------
King (County of);
  Sewer Series 1999 RB
  5.50%, 01/01/22(b)                       AAA     Aaa     1,000       1,041,050
--------------------------------------------------------------------------------
  Unlimited Tax Series 1969 GO
  5.50%, 07/01/07(e)(f)                    AAA     Aaa       490         548,565
--------------------------------------------------------------------------------
Pend Oreille (County of) Public Utility
  District No. 1; Electric Series 1996 B
  RB
  6.30%, 01/01/17                          BBB+    A3      1,400       1,498,602
--------------------------------------------------------------------------------
Washington (State of) Health Care
  Facilities Authority (Providence Health
  System Project); Series 2001 RB
  5.25%, 10/01/21(b)                       AAA     Aaa     1,000       1,018,120
--------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 1);
  Refunding Series 1996 A RB
  5.75%, 07/01/12(b)                       AAA     Aaa     2,000       2,165,640
--------------------------------------------------------------------------------
West Richland (City of); Water & Sewer
  Series 1994 RB
  7.00%, 12/01/04(e)(f)                    AAA     Aaa       500         559,950
================================================================================
                                                                       7,949,237
================================================================================

WISCONSIN-1.12%

Muskego-Norway School District; Refunding
  Unlimited Tax Series 2002 GO
  5.00%, 04/01/21(b)                       AAA     Aaa     1,000       1,003,740
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1996 RB
  5.75%, 08/15/16(b)                       AAA     Aaa     1,500       1,616,490
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sisters Sorrowful
  Mother); Series 1997 A RB
  5.90%, 08/15/24(b)                       AAA     Aaa     2,500       2,663,675
================================================================================
                                                                       5,283,905
================================================================================


                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE

WYOMING-0.50%

Laramie (County of) (Memorial Hospital
  Project); Hospital Series 1992 RB
  6.70%, 05/01/12(b)                       AAA     Aaa    $  250    $    257,750
--------------------------------------------------------------------------------
Natrona (County of) (Wyoming Medical
  Center Project); Hospital Series 1995
  RB
  6.00%, 09/15/11(b)                       AAA     Aaa     1,000       1,101,850
--------------------------------------------------------------------------------

                                            RATINGS(a)     PAR         MARKET
                                           S&P   MOODY'S  (000)        VALUE
WYOMING-(CONTINUED)

Sweetwater (County of) (Idaho Power Co.
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                          BBB+    A3     $1,000    $  1,023,970
================================================================================
                                                                       2,383,570
================================================================================
TOTAL INVESTMENTS-99.27% (Cost
  $446,261,602)                                                      469,424,787
================================================================================
OTHER ASSETS LESS LIABILITIES-0.73%                                    3,444,540
================================================================================
NET ASSETS-100.00%                                                  $472,869,327
________________________________________________________________________________
================================================================================

Investment Abbreviations:

COP   - Certificate of Participation
FHA   - Federal Housing Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
Gtd.  - Guaranteed
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
PCR   - Pollution Control Revenue Bonds
RAC   - Revenue Anticipation Certificates
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
TAN   - Tax Allocation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of the Independent Auditors.
(b) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(c) Security subject to the alternative minimum tax.
(d) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(e) Secured by an escrow fund of U.S. Government obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 07/31/02.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 07/31/02 represented 0.22% of the Fund's net assets.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $446,261,602)                                $469,424,787
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,338,252
-----------------------------------------------------------
  Fund shares sold                                2,582,141
-----------------------------------------------------------
  Interest                                        6,706,460
-----------------------------------------------------------
Investment for deferred compensation plan           102,139
-----------------------------------------------------------
Other assets                                         34,216
===========================================================
    Total assets                                483,187,995
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           8,067,370
-----------------------------------------------------------
  Fund shares reacquired                          1,132,293
-----------------------------------------------------------
  Dividends                                         708,897
-----------------------------------------------------------
  Deferred compensation plan                        102,139
-----------------------------------------------------------
Accrued distribution fees                           232,801
-----------------------------------------------------------
Accrued trustees' fees                                  730
-----------------------------------------------------------
Accrued transfer agent fees                          12,815
-----------------------------------------------------------
Accrued operating expenses                           61,623
===========================================================
    Total liabilities                            10,318,668
===========================================================
Net assets applicable to shares outstanding    $472,869,327
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $339,544,853
___________________________________________________________
===========================================================
Class B                                        $104,149,851
___________________________________________________________
===========================================================
Class C                                        $ 29,174,623
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          42,123,332
___________________________________________________________
===========================================================
Class B                                          12,899,746
___________________________________________________________
===========================================================
Class C                                           3,620,231
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.06
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.06 divided by
      95.25%)                                  $       8.46
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.07
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.06
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:

Interest                                        $25,762,084
===========================================================

EXPENSES:

Advisory fees                                     2,040,421
-----------------------------------------------------------
Administrative services fees                        112,021
-----------------------------------------------------------
Custodian fees                                       18,431
-----------------------------------------------------------
Distribution fees -- Class A                        853,515
-----------------------------------------------------------
Distribution fees -- Class B                        947,150
-----------------------------------------------------------
Distribution fees -- Class C                        239,843
-----------------------------------------------------------
Transfer agent fees                                 229,495
-----------------------------------------------------------
Trustees' fees                                       10,348
-----------------------------------------------------------
Other                                               177,776
===========================================================
    Total expenses                                4,629,000
===========================================================
Less: Expenses paid indirectly                       (5,356)
===========================================================
    Net expenses                                  4,623,644
===========================================================
Net investment income                            21,138,440
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                       (210,205)
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities          (392,841)
===========================================================
Net gain (loss) from investment securities         (603,046)
===========================================================
Net increase in net assets resulting from
  operations                                    $20,535,394
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 21,138,440    $ 18,710,476
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (210,205)         84,203
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (392,841)     10,776,758
==========================================================================================
    Net increase in net assets resulting from operations        20,535,394      29,571,437
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (16,156,773)    (14,953,354)
------------------------------------------------------------------------------------------
  Class B                                                       (3,770,131)     (3,257,124)
------------------------------------------------------------------------------------------
  Class C                                                         (953,868)       (511,438)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       17,431,346      30,618,904
------------------------------------------------------------------------------------------
  Class B                                                       17,606,047      17,088,547
------------------------------------------------------------------------------------------
  Class C                                                       11,286,232       9,301,793
==========================================================================================
    Net increase in net assets                                  45,978,247      67,858,765
==========================================================================================

NET ASSETS:

  Beginning of year                                            426,891,080     359,032,315
==========================================================================================
  End of year                                                 $472,869,327    $426,891,080
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $460,855,163    $416,536,814
------------------------------------------------------------------------------------------
  Undistributed net investment income                              319,824         (18,974)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (11,468,845)    (10,631,732)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              23,163,185      21,004,972
==========================================================================================
                                                              $472,869,327    $426,891,080
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities with a demand feature exercisable within one to seven days are valued at par. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002, undistributed net investment income was increased by $13,103, undistributed net realized gains (losses) decreased by $626,908 and paid in capital increased by $613,805 as a result of differing book/tax treatment of capital loss and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $11,200,174 as of July 31, 2002 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD    EXPIRATION
   ------------    ----------
   $   728,546    July 31, 2003
   ----------------------------
        92,144    July 31, 2004
   ----------------------------
     1,947,609    July 31, 2007
   ----------------------------
     8,431,875    July 31, 2008
   ============================
   $11,200,174
   ____________________________
   ============================


       Utilization of such capital losses may be limited to the extent required under IRS rules. As of July 31, 2002 the Fund has a post-October capital loss deferral of $176,112, which will be recognized in the following tax year.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Prior to August 1, 2001, the Fund did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $68,027 addition in the cost of securities and a corresponding $68,027 decrease in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to increase net investment income by $20,700 and to decrease net unrealized gains and losses by $20,700. As a result, the net investment income per share and the net realized and unrealized gains and losses per share remained unchanged. The ratio of net investment income to average net assets remained unchanged.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2002, AIM was paid $112,021 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2002, AFS retained $145,314 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $853,515, $947,150 and $239,843, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $67,279 from sales of the Class A shares of the Fund during the year ended July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2002, AIM Distributors retained $56,839, $16,132 and $24,087 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended July 31, 2002, the Fund paid legal fees of $5,067 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the year ended July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,356 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $5,356.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2002 and 2001 were as follows:

                                      2002           2001
                                   -----------    -----------
Distributions paid from ordinary
  income -- tax exempt             $20,880,772    $18,721,916
_____________________________________________________________
=============================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $    347,045
-----------------------------------------------------------
Capital loss carryforward                       (11,200,174)
-----------------------------------------------------------
Unrealized appreciation                          22,867,293
===========================================================
                                               $ 12,014,164
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the deferral of capital losses incurred after October 31.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2002 was $181,855,428 and $154,317,109, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $25,452,716
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,293,361)
===========================================================
Net unrealized appreciation of investment
  securities                                    $23,159,355
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $446,265,432.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      25,443,792    $ 203,919,132     17,360,190    $ 138,325,073
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       5,648,537       45,438,128      5,218,248       41,564,270
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,492,497       27,986,065      2,036,726       16,215,773
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,118,428        8,950,726        995,116        7,907,174
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         281,101        2,253,388        250,418        1,993,001
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          86,031          687,981         40,422          321,603
==========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                       4,890,500       39,744,960             --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (29,353,247)    (235,183,472)   (14,519,194)    (115,613,343)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,758,234)     (30,085,469)    (3,329,032)     (26,468,724)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,179,285)     (17,387,814)      (910,042)      (7,235,583)
==========================================================================================================================
                                                                5,670,120    $  46,323,625      7,142,852    $  57,009,244
__________________________________________________________________________________________________________________________
==========================================================================================================================

* As of the close of business on September 7, 2001, the Fund acquired all the net assets of AIM Tax-Exempt Bond Fund of Connecticut pursuant to a plan of reorganization approved by AIM Tax-Exempt Bond Fund of Connecticut shareholders on June 13, 2001. The acquisition was accomplished by a tax-free exchange of 4,890,500 shares of the Fund for 3,624,409 shares of AIM Tax-Exempt Bond Fund of Connecticut outstanding as of the close of business on September 7, 2001. AIM Tax-Exempt Bond Fund of Connecticut net assets at that date of $39,744,960 including $2,619,081 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $446,100,096.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                   -----------------------------------------------------------------------------
                                                                                SEVEN MONTHS
                                                      YEAR ENDED JULY 31,         ENDED             YEAR ENDED DECEMBER 31,
                                                   -------------------------     JULY 31,       --------------------------------
                                                     2002             2001         2000           1999        1998        1997
                                                   --------         --------    ------------    --------    --------    --------
Net asset value, beginning of period               $   8.06         $   7.83      $   7.74      $   8.35    $   8.34    $   8.19
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.38(a)          0.40          0.24(b)       0.41        0.42        0.42
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    0.00             0.23          0.09         (0.61)       0.01        0.16
================================================================================================================================
    Total from investment operations                   0.38             0.63          0.33         (0.20)       0.43        0.58
================================================================================================================================
Less dividends from net investment income             (0.38)           (0.40)        (0.24)        (0.41)      (0.42)      (0.43)
================================================================================================================================
Net asset value, end of period                     $   8.06         $   8.06      $   7.83      $   7.74    $   8.35    $   8.34
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                        4.84%            8.28%         4.32%        (2.45)%      5.28%       7.27%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $339,545         $322,437      $283,416      $294,720    $327,705    $318,469
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                0.81%(d)         0.85%         0.85%(e)      0.84%       0.82%       0.90%
================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.79%(a)(d)      5.06%         5.32%(e)      5.01%       5.00%       5.14%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                  35%              28%           18%           28%         19%         24%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $341,405,967.
(e)  Annualized.


                                                                                       CLASS B
                                                      -------------------------------------------------------------------------
                                                                                  SEVEN MONTHS
                                                        YEAR ENDED JULY 31,         ENDED            YEAR ENDED DECEMBER 31,
                                                      ------------------------    JULY 31,        -----------------------------
                                                        2002            2001        2000           1999       1998       1997
                                                      --------         -------    ------------    -------    -------    -------
Net asset value, beginning of period                  $   8.07         $  7.84      $  7.75       $  8.37    $  8.36    $  8.19
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.32(a)         0.34         0.21(b)       0.35       0.36       0.36
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.00            0.23         0.08         (0.62)      0.01       0.17
===============================================================================================================================
    Total from investment operations                      0.32            0.57         0.29         (0.27)      0.37       0.53
===============================================================================================================================
Less dividends from net investment income                (0.32)          (0.34)       (0.20)        (0.35)     (0.36)     (0.36)
===============================================================================================================================
Net asset value, end of period                        $   8.07         $  8.07      $  7.84       $  7.75    $  8.37    $  8.36
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                           4.05%           7.46%        3.84%        (3.28)%     4.48%      6.59%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $104,150         $86,565      $67,363       $72,256    $72,723    $47,185
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                   1.56%(d)        1.60%        1.61%(e)      1.59%      1.57%      1.66%
===============================================================================================================================
Ratio of net investment income to average net assets      4.04%(a)(d)     4.31%        4.56%(e)      4.26%      4.25%      4.38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                     35%             28%          18%           28%        19%        24%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $94,714,991.
(e)  Annualized.


                                                                                     CLASS C
                                                  -----------------------------------------------------------------------------
                                                                                                                 AUGUST 4, 1997
                                                                             SEVEN MONTHS       YEAR ENDED       (DATE SALES
                                                    YEAR ENDED JULY 31,        ENDED           DECEMBER 31,      COMMENCED) TO
                                                  -----------------------    JULY 31,        ----------------    DECEMBER 31,
                                                   2002            2001        2000           1999      1998        1997
                                                  -------         -------    ------------    ------    ------    --------------
Net asset value, beginning of period              $  8.05         $  7.83       $ 7.74       $ 8.35    $ 8.35        $ 8.30
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.32(a)         0.34         0.21(b)      0.35      0.36          0.15
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.01            0.22         0.08        (0.61)       --          0.04
===============================================================================================================================
    Total from investment operations                 0.33            0.56         0.29        (0.26)     0.36          0.19
===============================================================================================================================
Less dividends from net investment income           (0.32)          (0.34)       (0.20)       (0.35)    (0.36)        (0.14)
===============================================================================================================================
Net asset value, end of period                    $  8.06         $  8.05       $ 7.83       $ 7.74    $ 8.35        $ 8.35
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                      4.19%           7.34%        3.85%       (3.16)%    4.36%         2.36%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $29,175         $17,889       $8,252       $9,652    $9,565        $  825
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets              1.56%(d)        1.60%        1.61%(e)     1.59%     1.57%         1.67%(e)
===============================================================================================================================
Ratio of net investment income to average net
  assets                                             4.04%(a)(d)     4.31%        4.56%(e)     4.26%     4.25%         4.37%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                35%             28%          18%          28%       19%           24%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on debt securities. Had the Fund not amortized market discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $23,984,279.
(e)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Total Return Bond Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of Total Return Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Total Return Bond Fund as of July 31, 2002, and the results of its operations, changes in its net assets, and financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
September 10, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JULY 31, 2002

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
BONDS & NOTES-29.26%

AEROSPACE & DEFENSE-0.16%

Raytheon Co., Notes, 6.75%, 08/15/07           $  40,000   $    42,350
======================================================================

AUTOMOBILE MANUFACTURERS-0.24%

General Motors Corp., Unsec. Putable Deb.,
  8.80%, 03/01/21                                 60,000        64,106
======================================================================

BANKS-4.92%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05    350,000       346,668
----------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $53,049)(a)                                     50,000        55,369
----------------------------------------------------------------------
European Investment Bank (Luxembourg), Medium
  Term Yankee Notes, 4.88%, 09/06/06             250,000       260,688
----------------------------------------------------------------------
  Yankee Notes, 4.63%, 03/01/07                  400,000       412,880
----------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                        80,000        76,012
----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05         100,000       101,207
----------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Putable Sub.
  Deb., 6.00%, 01/15/08                           50,000        50,890
----------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14       25,000        26,375
======================================================================
                                                             1,330,089
======================================================================

BREWERS-0.25%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                 65,000        66,517
======================================================================

BROADCASTING & CABLE TV-1.89%

Cox Communications, Inc., Sr. Unsec. RAPS
  Floating Rate Notes, 2.62%, 11/07/02(b)        325,000       325,816
----------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10            60,000        59,720
----------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                                 50,000        39,499
----------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 6.88%, 06/15/18           60,000        41,472
----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   50,000        44,697
======================================================================
                                                               511,204
======================================================================

COMPUTER HARDWARE-0.63%

International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                150,000       171,532
======================================================================

CONSUMER FINANCE-2.80%

CitiFinancial Credit Co., Putable Notes,
  6.63%, 06/01/15                                 50,000        53,201
----------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                  100,000       110,385
----------------------------------------------------------------------

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                       $  60,000   $    61,689
----------------------------------------------------------------------
  Unsec. Floating Rate Notes, 2.08%,
  03/17/03(b)                                    350,000       347,135
----------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/25/07                  150,000       149,191
----------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                   35,000        35,364
======================================================================
                                                               756,965
======================================================================

DIVERSIFIED FINANCIAL SERVICES-8.21%

Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        50,000        70,935
----------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee
  Notes, 7.50%, 08/15/04 (Acquired 06/19/02;
  Cost $159,698)(a)                              150,000       158,193
----------------------------------------------------------------------
CIT Group Inc., Sr. Notes, 7.13%, 10/15/04        40,000        40,225
----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                200,000       209,122
----------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05              110,000       110,860
----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             375,000       360,570
----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 05/01/02-07/25/02; Cost
  $218,028)(a)                                   200,000       215,700
----------------------------------------------------------------------
General Electric Capital Corp., Gtd. Sub.
  Notes, 8.13%, 05/15/12                          45,000        52,268
----------------------------------------------------------------------
  Series A, Medium Term Notes, 5.00%,
  06/15/07                                       200,000       204,836
----------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes, 5.25%, 05/16/05                         100,000       101,149
----------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.13%, 02/01/07           200,000       201,820
----------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        60,000        66,091
----------------------------------------------------------------------
John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $263,610)(a)          250,000       263,628
----------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $99,945)(a)                               100,000       102,184
----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Notes, 6.63%,
  01/18/12                                        60,000        62,501
======================================================================
                                                             2,220,082
======================================================================

ELECTRIC UTILITIES-0.44%

Cleveland Electric Illuminating Co.
  (The)-Series D, Sec. Notes, 7.88%, 11/01/17     50,000        51,176
----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                 50,000        67,685
======================================================================
                                                               118,861
======================================================================

ENVIRONMENTAL SERVICES-0.95%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                250,000       256,665
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

GAS UTILITIES-0.21%

El Paso Corp., Medium Term Notes, 8.05%,
  10/15/30                                     $  80,000   $    57,900
======================================================================

INTEGRATED OIL & GAS-0.25%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                 60,000        67,031
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.65%

Sprint Capital Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 6.13%, 11/15/08                          35,000        25,288
----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                         150,000       149,574
======================================================================
                                                               174,862
======================================================================

LIFE & HEALTH INSURANCE-1.22%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                       200,000       225,016
----------------------------------------------------------------------
American General Institute-Series A, Gtd.
  Bonds, 7.57%, 12/01/45 (Acquired 07/18/02;
  Cost $109,169)(a)                              100,000       105,962
======================================================================
                                                               330,978
======================================================================

MULTI-LINE INSURANCE-1.14%

AIG SunAmerica Global Financing IX, Bonds,
  6.90%, 03/15/32 (Acquired 07/31/02; Cost
  $313,425)(a)                                   300,000       309,132
======================================================================

OIL & GAS-1.14%

Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 07/31/02;
  Cost $304,776)(a)                              300,000       308,073
======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.98%

Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 7.13%, 03/15/12                  250,000       265,233
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.76%

Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                50,000        55,537
----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        30,000        32,629
----------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           30,000        32,232
----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                       100,000        84,916
======================================================================
                                                               205,314
======================================================================

PHARMACEUTICALS-0.84%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                       200,000       228,652
======================================================================

PROPERTY & CASUALTY INSURANCE-0.10%

American Re Corp.-Series B, Sr. Unsec. Notes,
  7.45%, 12/15/26                                 25,000        26,544
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

REAL ESTATE INVESTMENT TRUSTS-0.19%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18            $  30,000   $    32,003
----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              20,000        20,767
======================================================================
                                                                52,770
======================================================================

SOVEREIGN DEBT-1.29%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                         350,000       349,374
======================================================================
    Total Bonds & Notes (Cost $7,960,412)                    7,914,234
======================================================================

ASSET-BACKED SECURITIES-1.55%

AIRLINES-0.62%

American Airlines, Inc.-Class A-1, Series
  2001-1, Pass Through Ctfs., 6.98%, 05/23/21     64,623        63,486
----------------------------------------------------------------------
Continental Airlines, Inc.-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                 108,857       103,445
======================================================================
                                                               166,931
======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.93%

Citicorp Lease-Class A-1, Series 1999-1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02-06/19/02; Cost $247,976)(a)           234,378       251,311
======================================================================
    Total Asset-Backed Securities (Cost
      $414,304)                                                418,242
======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-54.19%

FEDERAL HOME LOAN BANK-2.55%

Unsec. Bonds,
  4.88%, 04/16/04                                150,000       156,528
----------------------------------------------------------------------
  5.70%, 03/03/09                                500,000       533,055
======================================================================
                                                               689,583
======================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-19.15%

Pass Through Ctfs.,
  6.50%, 06/01/16 to 05/01/32                    199,122       206,775
----------------------------------------------------------------------
  6.00%, 04/01/17 to 05/01/32                    574,497       590,533
----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                    314,938       333,096
----------------------------------------------------------------------
  7.00%, 03/01/32 to 06/01/32                    524,399       546,052
----------------------------------------------------------------------
Pass Through Ctfs., TBA,(c)
  6.50%, 09/01/17 to 09/01/32(d)               1,475,000     1,519,180
----------------------------------------------------------------------
  7.00%, 09/01/17 to 09/01/32                    450,000       469,735
----------------------------------------------------------------------
  6.00%, 09/01/32(d)                             750,000       757,266
----------------------------------------------------------------------
  7.50%, 09/01/32                                225,000       237,164
----------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                500,000       520,395
======================================================================
                                                             5,180,196
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-21.05%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                  $ 356,475   $   376,403
----------------------------------------------------------------------
  7.00%, 12/01/15 to 07/01/32                    681,557       711,565
----------------------------------------------------------------------
  6.50%, 05/01/16 to 05/01/17                    166,588       173,702
----------------------------------------------------------------------
  6.00%, 01/01/17 to 05/01/17                    445,805       458,907
----------------------------------------------------------------------
  8.00%, 08/01/21 to 08/01/31                    248,983       266,052
----------------------------------------------------------------------
Pass Through Ctfs., TBA,(c)
  6.00%, 09/01/32(d)                             675,000       680,695
----------------------------------------------------------------------
  6.50%, 09/01/32(d)                           1,337,000     1,374,603
----------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                 45,000        48,753
----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06 to 04/15/07                    560,000       591,829
----------------------------------------------------------------------
  4.25%, 07/15/07                                500,000       505,990
----------------------------------------------------------------------
  6.00%, 05/15/11                                 90,000        96,482
----------------------------------------------------------------------
  6.20%, 06/13/17                                150,000       153,743
----------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                150,000       155,663
----------------------------------------------------------------------
  5.25%, 08/01/12                                100,000        98,858
======================================================================
                                                             5,693,245
======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-9.29%

Pass Through Ctfs.,
  8.50%, 02/15/25                                186,246       201,019
----------------------------------------------------------------------
  8.00%, 08/15/25                                 45,361        48,677
----------------------------------------------------------------------
  7.00%, 04/15/28 to 08/15/31                    478,409       500,542
----------------------------------------------------------------------
  7.50%, 12/15/30 to 05/15/32                    258,441       273,802
----------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32                    619,256       639,594
----------------------------------------------------------------------
  6.00%, 12/15/31 to 01/15/32                    274,551       278,478
----------------------------------------------------------------------
Pass Through Ctfs., TBA,(c)
  6.50%, 09/01/32                                350,000       360,828
----------------------------------------------------------------------
  7.00%, 09/01/32                                125,000       130,547
----------------------------------------------------------------------
  7.50%, 09/01/32                                 75,000        79,641
======================================================================
                                                             2,513,128
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

TENNESSEE VALLEY AUTHORITY-2.15%

Unsec. Bonds,
  7.14%, 05/23/12                              $ 500,000   $   579,835
======================================================================
    Total U.S. Government Agency Securities
      (Cost $14,513,785)                                    14,655,987
======================================================================

U.S. TREASURY SECURITIES-33.83%

U.S. TREASURY BILLS-25.85%

  1.67%, 08/29/02(e)                           7,000,000     6,990,917
======================================================================

U.S. TREASURY NOTES-7.29%

  3.25%, 12/31/03                                210,000       214,068
----------------------------------------------------------------------
  6.75%, 05/15/05                              1,000,000     1,108,300
----------------------------------------------------------------------
  6.50%, 10/15/06 to 02/15/10                    260,000       294,995
----------------------------------------------------------------------
  6.13%, 08/15/07                                150,000       167,521
----------------------------------------------------------------------
  4.75%, 11/15/08                                180,000       188,633
======================================================================
                                                             1,973,517
======================================================================

U.S. TREASURY BONDS-0.69%

  8.88%, 08/15/17                                135,000       186,870
======================================================================
    Total U.S. Treasury Securities (Cost
      $9,108,744)                                            9,151,304
======================================================================

                                                SHARES
MONEY MARKET FUNDS-5.00%

STIC Liquid Assets Portfolio(f)                  676,791       676,791
----------------------------------------------------------------------
STIC Prime Portfolio(f)                          676,791       676,791
======================================================================
    Total Money Market Funds (Cost
      $1,353,582)                                            1,353,582
======================================================================
TOTAL INVESTMENTS--123.83% (Cost $33,350,827)               33,493,349
======================================================================
OTHER ASSETS LESS LIABILITIES-(23.83%)                      (6,445,657)
======================================================================
NET ASSETS-100.00%                                         $27,047,692
______________________________________________________________________
======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
N.A.    - National Association
RAPS    - Redeemable and Putable Securities
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/02 was $1,769,552, which represented 6.54% of the Fund's net assets.
(b) Interest rates are redetermined quarterly. Rates shown are rates in effect on 07/31/02.
(c) Securities purchased on forward commitment basis.
(d) These securities are subject to dollar roll transactions. See Note 1 Section B.
(e) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JULY 31, 2002

ASSETS:

Investments, at market value (cost
  $33,350,827)                                  $33,493,349
-----------------------------------------------------------
Receivables for:
  Investments sold                                  311,333
-----------------------------------------------------------
  Fund shares sold                                  374,940
-----------------------------------------------------------
  Dividends and interest                            261,456
-----------------------------------------------------------
Investment for deferred compensation plan             1,218
-----------------------------------------------------------
Other assets                                         27,452
===========================================================
  Total assets                                   34,469,748
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           7,185,330
-----------------------------------------------------------
  Fund shares reacquired                            186,829
-----------------------------------------------------------
  Dividends                                           6,906
-----------------------------------------------------------
  Deferred compensation plan                          1,218
-----------------------------------------------------------
Accrued distribution fees                            18,757
-----------------------------------------------------------
Accrued trustees' fees                                  837
-----------------------------------------------------------
Accrued transfer agent fees                           3,878
-----------------------------------------------------------
Accrued operating expenses                           18,301
===========================================================
  Total liabilities                               7,422,056
===========================================================
Net assets applicable to shares outstanding     $27,047,692
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 9,324,539
___________________________________________________________
===========================================================
Class B                                         $14,678,263
___________________________________________________________
===========================================================
Class C                                         $ 3,044,890
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                             914,968
___________________________________________________________
===========================================================
Class B                                           1,440,120
___________________________________________________________
===========================================================
Class C                                             298,760
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.19
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.19 divided
      by 95.25%)                                $     10.70
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $     10.19
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $     10.19
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) TO JULY 31, 2002

INVESTMENT INCOME:

Interest                                         $ 201,020
----------------------------------------------------------
Dividends from affiliated money market funds        16,310
==========================================================
    Total investment income                        217,330
__________________________________________________________
==========================================================

EXPENSES:

Advisory fees                                       26,520
----------------------------------------------------------
Administrative services fees                        29,178
----------------------------------------------------------
Custodian fees                                       4,849
----------------------------------------------------------
Distribution fees -- Class A                         7,055
----------------------------------------------------------
Distribution fees -- Class B                        23,688
----------------------------------------------------------
Distribution fees -- Class C                         9,195
----------------------------------------------------------
Registration and filing fees                        30,060
----------------------------------------------------------
Printing fees                                       15,305
----------------------------------------------------------
Professional fees                                   23,513
----------------------------------------------------------
Transfer agent fees                                 12,121
----------------------------------------------------------
Trustees' fees                                       5,355
----------------------------------------------------------
Other                                                4,996
==========================================================
    Total expenses                                 191,835
==========================================================
Less: Fees waived and expenses reimbursed         (114,038)
----------------------------------------------------------
    Expenses paid indirectly                          (100)
----------------------------------------------------------
    Net expenses                                    77,697
==========================================================
Net investment income                              139,633
==========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities        87,097
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                       142,522
----------------------------------------------------------
Net gain from investment securities                229,619
==========================================================
Net increase in net assets resulting from
  operations                                     $ 369,252
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) TO JULY 31, 2002

                                                                   2002
                                                                -----------
OPERATIONS:

  Net investment income                                         $   139,633
---------------------------------------------------------------------------
  Net realized gain from investment securities                       87,097
---------------------------------------------------------------------------
  Net unrealized appreciation of investment securities              142,522
===========================================================================
    Net increase in net assets resulting from operations            369,252
===========================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (77,172)
---------------------------------------------------------------------------
  Class B                                                           (73,438)
---------------------------------------------------------------------------
  Class C                                                           (27,624)
---------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         9,251,803
---------------------------------------------------------------------------
  Class B                                                        14,591,873
---------------------------------------------------------------------------
  Class C                                                         3,012,998
===========================================================================
    Net increase in net assets                                   27,047,692
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $27,047,692
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $26,827,563
---------------------------------------------------------------------------
  Undistributed net investment income                                (1,218)
---------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         78,825
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                  142,522
===========================================================================
                                                                $27,047,692
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JULY 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. The Fund commenced operations on December 31, 2001.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

       Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       On July 31, 2002 shares of beneficial interest was decreased by $29,111, undistributed net investment income was increased by $37,383 and undistributed net realized gains decreased by $8,272 as a result of differing book/tax treatment of nondeductible stock issuances costs, reclassification of paydown gains/losses and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive and/or reimburse expenses (excluding Rule 12b-1 plan fees, interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A expenses to 1.25%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period December 31, 2001 (date operations commenced) through July 31, 2002, AIM waived fees of $26,520 and reimbursed expenses of $85,502.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period December 31, 2001 (date operations commenced) through July 31, 2002, AIM was paid $29,178 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period December 31, 2001 (date operations commenced) through July 31, 2002, AFS retained $4,909 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors has agreed to waive 0.10% of the Rule 12b-1 plan fees on Class A shares. For the period December 31, 2001 (date operations commenced) through July 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $5,039, $23,688 and $9,195, respectively, as compensation under the Plans. AIM Distributors waived fees of $2,016 for Class A shares.

  AIM Distributors retained commissions of $13,297 from sales of the Class A shares of the Fund during the period December 31, 2001 (date operations commenced) through July 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period December 31, 2001 (date operations commenced) through July 31, 2002, AIM Distributors retained $0, $0 and $14 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the period December 31, 2001 (date operations commenced) through July 31, 2002, the Fund paid $1,390 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the period December 31, 2001 (date operations commenced) through July 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $51 and reductions in custodian fees of $49 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $100.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2002 was as follows:

                                                    2002
                                                  --------
Distributions paid from ordinary income           $178,234
__________________________________________________________
==========================================================


  As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $ 78,825
----------------------------------------------------------
Undistributed appreciation                         141,304
==========================================================
                                                  $220,129
__________________________________________________________
==========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to deferral of Trustees compensation.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period December 31, 2001 (date operations commenced) through July 31, 2002 was $39,466,276 and $15,809,500, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $180,764
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (38,242)
==========================================================
Net unrealized appreciation of investment
  securities                                      $142,522
__________________________________________________________
==========================================================
Investments have the same costs for tax and financial
statement purposes.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the period December 31, 2001 (date operations commenced) through July 31, 2002 were as follows:

                                        DECEMBER 31, 2001
                                         (DATE OPERATIONS
                                          COMMENCED) TO
                                          JULY 31, 2002
                                     ------------------------
                                      SHARES        AMOUNT
                                     ---------    -----------
Sold:
  Class A                              992,436    $10,034,790
-------------------------------------------------------------
  Class B                            1,538,451     15,590,664
-------------------------------------------------------------
  Class C                              385,449      3,888,452
=============================================================
Issued as reinvestment of
  dividends:
  Class A                                7,294         73,755
-------------------------------------------------------------
  Class B                                6,117         61,932
-------------------------------------------------------------
  Class C                                2,532         25,581
=============================================================
Reacquired:
  Class A                              (84,762)      (856,742)
-------------------------------------------------------------
  Class B                             (104,448)    (1,060,723)
-------------------------------------------------------------
  Class C                              (89,221)      (901,035)
=============================================================
                                     2,653,848    $26,856,674
_____________________________________________________________
=============================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                      CLASS A
                                                                -----------------
                                                                DECEMBER 31, 2001
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                    JULY 31,
                                                                      2002
                                                                -----------------
Net asset value, beginning of period                                 $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.18(a)
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.23
=================================================================================
    Total from investment operations                                   0.41
=================================================================================
Less dividends from net investment income                             (0.22)
=================================================================================
Net asset value, end of period                                       $10.19
_________________________________________________________________________________
=================================================================================
Total return(b)                                                        4.09%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $9,325
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                  1.00%(c)
---------------------------------------------------------------------------------
  Without fee waivers and reimbursements                               3.21%(c)
=================================================================================
Ratio of net investment income to average net assets                   3.10%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                 215%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,454,144.

                                                                      CLASS B
                                                                -----------------
                                                                DECEMBER 31, 2001
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                    JULY 31,
                                                                      2002
                                                                -----------------
Net asset value, beginning of period                                 $ 10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.14(a)
---------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.22
=================================================================================
    Total from investment operations                                    0.36
=================================================================================
Less dividends from net investment income                              (0.17)
=================================================================================
Net asset value, end of period                                       $ 10.19
_________________________________________________________________________________
=================================================================================
Total return(b)                                                         3.65%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $14,678
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                   1.75%(c)
---------------------------------------------------------------------------------
  Without fee waivers and reimbursements                                3.86%(c)
=================================================================================
Ratio of net investment income to average net assets                    2.35%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  215%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,059,180.


                                                                     CLASS C
                                                                -----------------
                                                                DECEMBER 31, 2001
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                    JULY 31,
                                                                      2002
                                                                -----------------
Net asset value, beginning of period                                 $10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.14(a)
=================================================================================
  Net gains on securities (both realized and unrealized)               0.22
=================================================================================
    Total from investment operations                                   0.36
=================================================================================
Less dividends from net investment income                             (0.17)
=================================================================================
Net asset value, end of period                                       $10.19
_________________________________________________________________________________
=================================================================================
Total return(b)                                                        3.65%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $3,045
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                                  1.75%(c)
---------------------------------------------------------------------------------
  Without fee waivers and reimbursements                               3.86%(c)
=================================================================================
Ratio of net investment income to average net assets                   2.35%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                 215%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,575,642.

                                                                     APPENDIX II

                        ANNUAL REPORT / OCTOBER 31, 2002

                             AIM GLOBAL INCOME FUND

                                   [COVER ART]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                               AIMinvestments.com

================================================================================

                                [SMALL COVER ART]

                       THE WATER LILY POND BY CLAUDE MONET

     AIM GLOBAL INCOME FUND IS BRIDGING CONTINENTS TO BRING SHAREHOLDERS NEW

  INVESTMENT OPPORTUNITIES. WIDE OCEANS ARE NOW NO MORE OF A BARRIER TO GLOBAL

       INVESTING THAN THE TRANQUIL POND DEPICTED IN MONET'S PAINTING. THE

      MANAGEMENT TEAM HAS CONSTRUCTED A DIVERSE PORTFOLIO OF GOVERNMENT AND

                     CORPORATE BONDS FROM AROUND THE WORLD.

================================================================================

AIM GLOBAL INCOME FUND IS FOR SHAREHOLDERS WHO SEEK A HIGH LEVEL OF CURRENT INCOME. THE FUND INVESTS IN A PORTFOLIO OF DEBT ISSUED BY U.S. AND FOREIGN GOVERNMENTS AND CORPORATIONS.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Income Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or absorbed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day SEC yield will differ.

o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities (such as U.S. Treasury bills and bonds, the repayment of principal and interest of which is guaranteed by the government if held to maturity).

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper High Yield Bond Fund Index represents an average of the 30 largest high-yield bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Salomon Brothers World Government Bond Index represents the performance of fixed-rate foreign-government debt securities of developed countries with a remaining maturity of one year or longer.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME
                             OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

[PHOTO OF           All of us know how difficult the equity markets were during
ROBERT H.           the fiscal year ended October 31, 2002. We are now in the
GRAHAM]             unenviable position of being able to say we have been in a deeper and longer market downturn than that of 1973-74. We know from experience that these conditions do eventually end, though no one can predict exactly when.

                       We are encouraged, however, by the fact that as I write
                    this letter, the U.S. equity market has had several positive weeks in a row. Whether this is the start of a long-term positive trend remains to be seen. In the meantime, let me assure you that all of us at AIM continue to work hard on your behalf.

                       In light of continuing market difficulties, I thought you
                    would appreciate detailed information on some of the methods AIM uses to manage your money. This information is presented in the two pages following this letter. I hope it will provide you with a greater understanding of our investment process, and I encourage you to read it carefully. One of our ongoing goals is to keep all of our shareholders well-informed.

BACK TO BASICS

When market conditions are as trying as they have been during the fiscal year covered by this report, it is well to keep some investing fundamentals in mind. First, seek professional advice--it is more important now than ever. A financial professional can help you:

o Understand your entire financial profile before selecting individual investments so you can tailor your portfolio to specific goals and timetables.

o Learn the characteristics of various asset classes. Recently, many investors have been seeking safety in fixed-income investments. Unfortunately, many do not understand that bond prices move in the opposite direction of interest rates. Existing bonds have been rising in value as interest rates have fallen, contributing to attractive total returns. But rates are now so low the upside potential of bond prices is limited. Sooner or later, the economy will expand more robustly, and interest rates will begin to rise. That will lower bond values, reducing total returns. As ever, diversification is an investing fundamental.

o Develop reasonable expectations. Historically, stocks have averaged about a 10% return per year, bonds less, facts many of us forgot during the 1990s.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss your fund's performance during the fiscal year and the market conditions and investment strategies that affected that performance. I hope you find their comments helpful.

   As risk aversion shaped the year's market results, AIM Global Income Fund benefited from the strength of global government bonds but was hampered by serious weakness in the high-yield sector. The fund's 30-day yield as of October 31, 2002 was 5.05% for Class A shares, and its total return for the 12 months (excluding sales charges) was -3.33% for Class A shares.

   Timely information about your fund and the markets is always available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

IMPORTANT NEWS ABOUT AIM

This report features AIM's new logo and Web address, which we have adopted to better reflect our diverse line of investment products. We are well known for our mutual funds, but we also offer solutions for many investment situations through a broad array of products and services including retirement products for employers and individuals, annuities, college savings plans, separately managed accounts, and cash management for businesses.

   I am also pleased to announce that Mark Williamson will become Chief Executive Officer of A I M Management Group Inc., the parent company of your fund's advisor and distributor, on January 1, 2003. I will remain Chairman of AIM. Mark has had a long and distinguished career in the mutual fund industry and I am looking forward to his joining the AIM team.

   Thank you for investing with AIM. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM

Robert H. Graham
Chairman
December 2, 2002

================================================================================

                           ... AIM GLOBAL INCOME FUND

                          BENEFITED FROM THE STRENGTH

                         OF GLOBAL GOVERNMENT BONDS BUT

                        WAS HAMPERED BY SERIOUS WEAKNESS

                           IN THE HIGH-YIELD SECTOR.

                                ROBERT H. GRAHAM

================================================================================

A SPECIAL MESSAGE TO OUR SHAREHOLDERS

INVESTMENT RESEARCH UPDATE FOR AIM CLIENTS

THE FINANCIAL MARKETS have been battered over the past year by a wave of corporate scandals, accounting restatements, bankruptcies of high-profile companies and, in a few cases, outright financial fraud. Many investors, understandably, feel uncertain about whether their portfolios are positioned to withstand such a prolonged and severe market downturn. Now seems to be an appropriate time to step back and reiterate AIM's concern for the financial well-being of all of our clients and AIM's commitment to competitive excellence across all investment disciplines.

   We at AIM are proud of our rigorous qualitative and quantitative analytical processes, and we remain confident that we will preserve our long-term record of success through uncompromising fundamental research. During this recent period of market instability, we have placed even greater focus on meticulous research, and we continually look for new ways to improve our process.

   We have the resources and the people needed to seek out the best investment opportunities that exist in any market. It should be emphasized that AIM's teams have not changed their investment strategies; rather our disciplines have been fine-tuned in order to better understand each portfolio holding and to optimize each fund's overall structure.

   Rigorous accounting analysis is at the forefront of our investment-research efforts. AIM employs both internal and external accounting experts and proprietary tools to screen our portfolios for high-risk situations and to look for investment opportunities.

BEYOND THE BOTTOM LINE

By going beyond the reported bottom-line numbers, we strive to understand where a company's growth is coming from and how sustainable it may be. Our discipline takes us through an in-depth examination of the financial statements and industry conditions, combined with an evaluation of management's style and strategy.

   AIM's portfolio managers have taken advantage of some unique valuations in this unusual market environment by adding opportunistically to their portfolios. In addition to strong financial fundamentals and attractively priced securities, AIM's teams look for companies with experienced and credible management teams. Sometimes this means not accepting the consensus view of a particular company.

   AIM seeks independent thought, both from our own analysts and portfolio managers, and from trusted Wall Street sources. Our goal is to cultivate an ongoing dialogue with independent thinkers in every industry, whether they work for one of our portfolio companies, on Wall Street, at an independent research boutique, or right here within our own firm. To this end, we have long had a collaborative environment where communication across investment teams is encouraged.

   For example, AIM's fixed-income and equity analysts attend the same meetings

                                 [LARSEN PHOTO]

                                EDGAR M. LARSEN
                            CHIEF INVESTMENT OFFICER

                                  [CRUM PHOTO]

                                  GARY T. CRUM
                            DIRECTOR OF INVESTMENTS

================================================================================

                              RIGOROUS ACCOUNTING

                                 ANALYSIS IS AT

                                THE FOREFRONT OF

                                OUR INVESTMENT-

                               RESEARCH EFFORTS.

================================================================================
with company managements, and thus analyze the company from two different perspectives. Our international managers work with our domestic teams to cover the more globally oriented companies. And the teams that manage AIM's sector-specific funds share their industry expertise with the rest of our investment teams. As our professional staff and resources have grown, so have the direct contacts with company management teams. Last year, AIM's analysts and portfolio managers had more than 4,000 meetings with the senior executives of our portfolio companies.

EDUCATION AND TRAINING

Continuing education and training are important in the ever-changing world of investment analysis. We invite experts from such fields as accounting, derivatives and banking to AIM so that we remain informed about current corporate-finance techniques, new accounting regulations and other shifts in the landscape of American business.

   Over the past five years, AIM has devoted substantial resources to our research department's personnel. Today, 68 percent of our investment management and research professionals have earned master's degrees in business or finance. Sixty percent have earned the Chartered Financial Analyst (CFA) or Certified Public Accountant (CPA) designations.

QUANTITATIVE EXPERTISE

AIM's team of quantitative analysts plays a large role in portfolio construction and performance monitoring. Our state-of-the-art proprietary tools include the means to optimize a portfolio's construction, which includes managing and monitoring risk, analyzing performance, and conducting hypothetical trading scenarios to see how they would affect the overall portfolio. These tools offer our investment teams a more acute awareness of how their portfolios stack up against their benchmarks and their peers.

   Attribution tools allow us to monitor relative sector and industry weightings, individual security weightings, and correlations across different holdings. Our portfolio management teams aren't the only ones using these customized risk-assessment tools. They also are used to generate detailed reports that are reviewed by members of AIM's senior management. We have a schedule of formalized periodic reviews to assess the construction and the risk-adjusted performance of the funds, to offer guidance to the portfolio managers, and to take corrective action when warranted.

DIVERSIFICATION OF AIM'S OFFERINGS

Even during the equity-market bubble of the late 1990s, AIM advocated a diversified approach to portfolio management for its clients. As growth stocks registered double-digit gains, we were taking a longer-term view of the markets and actively diversified our product line across market styles and capitalization ranges.

   As the financial markets have changed over the past few years, so has AIM's selection of fund offerings. In the past, AIM was recognized for investing in the equities of U.S. growth companies. Today, AIM's three largest equity funds--AIM Basic Value Fund, AIM Premier Equity Fund and AIM Constellation Fund--represent three distinctly different investment disciplines: Value, Blend and Growth. Complementing those funds are dozens more in all styles, market-cap ranges, asset classes, and geographic regions.

   AIM's clients can create diversified, all-weather portfolios by selecting from our full spectrum of funds, whether they seek equity or fixed-income, value or growth, domestic or international, aggressive or conservative, or any combination in between. Over the course of any complete market cycle, we expect a portfolio that is a blend of these quality funds will provide a prudent approach to achieving one's long-term investment goals.

   This period of market dislocation has been painful for all of us. But over the long term, we are confident that tightened accounting regulations, an increased level of governmental oversight, and the reallocation of resources following the recent bubble will all result in a healthy resurgence of the American financial system.

   AIM's investment teams and processes continue to be honed and tested in today's challenging environment. We believe that this prolonged bear market has created some unparalleled opportunities to invest in leading companies that will weather the market storm and recover their industry-leading positions when global economic growth reaccelerates.

   We are grateful for the trust our clients have placed in AIM, and we reaffirm our commitment to excellence across all of our investment disciplines.

Sincerely,

/s/ GARY T. CRUM
Gary T. Crum
Director of Investments/AIM


/s/ EDGAR M. LARSEN
Edgar M. Larsen
Chief Investment Officer/AIM

================================================================================

                              ... WE REAFFIRM OUR

                                 COMMITMENT TO

                             EXCELLENCE ACROSS ALL

                               OF OUR INVESTMENT

                                  DISCIPLINES.

================================================================================

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

INVESTORS SEEK SAFEST ISSUES, FLEE HIGH-YIELD BONDS

WHAT WERE AIM GLOBAL INCOME FUND'S RESULTS FOR THE FISCAL YEAR?

Though facing a market that frequently reversed course, the fund maintained its focus on its primary goal, continuing to provide its shareholders with attractive current income. As of October 31, 2002, the fund's 30-day distribution rate at maximum offering price was 5.85% for Class A shares and 5.64% for Class B and Class C shares. Its 30-day yield was 5.05% for Class A shares and 4.86% for Class B and Class C shares. Had the advisor not waived fees and expenses, its 30-day yield would have been 4.85% for Class A shares and 4.65% for Class B and Class C shares.

   The fund's total returns for the 12 months ended October 31, 2002 (excluding sales charges) were -3.33% for Class A shares and -3.93% for Class B and Class C shares. Returns were hampered by holdings in the high yield sector. As measured by the Lipper High Yield Bond Fund Index, that sector experienced a disappointing -5.97% total return this year.Global government securities boosted results; the Salomon Brothers World Government Bond Index returned 9.15%.

HOW DID ECONOMIC TRENDS AFFECT BONDS DURING THE FISCAL YEAR?

The U.S. economy emerged in the fourth quarter of 2001 from the recession that had gripped it for the previous three quarters, and continued to grow throughout the fund's fiscal year. Initially, investors moved money back into stocks, and bond prices sagged. But early in the second quarter, the stock market resumed its long decline. Apprehension kept volatility high. Often, if one prominent company missed its earnings forecast, values dropped sharply for its entire sector's stocks. Bonds again became a refuge, and the safest issues were most in demand; values rose, compressing yields. But in early October, stocks rallied and bonds dipped.

WHAT SECTORS PERFORMED BEST IN THE BOND MARKET?

In the United States, Treasuries tallied the best total returns for the year, then agency bonds, mortgage-backed securities and investment-grade corporate bonds.

   U.S. government securities had one of the best quarterly performances in more than a decade in the third quarter of 2002. On average, agency issues and mortgage-backed securities had positive returns, while results for corporate debt were negative; high-yield bonds, as mentioned, came in last. On the whole, bonds of financial institutions suffered less than those of industrials, which held up better than utilities.

   Weak corporate earnings led to credit quality downgrades for many firms. Investors' anxiety about possible defaults depressed bond values, sharply widening yield spreads vs. Treasuries even for high-quality corporate debt.

   Globally, government bonds outperformed corporates for the year as economic growth remained anemic. European bonds rallied in the third quarter of 2002, but did not outperform U.S. issues; UK fixed-income securities outperformed both, while the Asia-Pacific region underperformed.

PORTFOLIO COMPOSITION

====================================================================================================================================
                                                                                                                            % OF
INVESTMENT TYPE BREAKDOWN          TOP 10 HOLDINGS                                                  COUPON    MATURITY    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

           [PIE CHART]              1. Canadian Government, Bonds                                    6.00%       6/08        5.1%

CASH & OTHER                 3%     2. Bundesrepublik Deutschland--Series 2002, Bonds                5.00        7/12        5.0

U.S. GOVERNMENT & AGENCY     5%     3. United Kingdom (Treasury of), Bonds                           7.25       12/07        3.6

U.S. MORTGAGE-BACKED         6%     4. Canadian Government, Bonds                                    6.63       10/07        2.1

U.S. CORPORATE (UTILITIES)   6%     5. Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Unsub. Notes      5.25        7/12        2.0

FOREIGN GOVERNMENT          16%     6. Hellenic Republic, Bonds                                      6.00        5/10        2.0

U.S. CORPORATE (FINANCE)    16%     7. Newfield Exploration Co., Sr. Unsec. Unsub. Notes             7.63        3/11        1.8

FOREIGN CORPORATE           20%     8. Federal National Mortgage Association--Series E,
                                       Sr. Unsub. Medium Term Notes                                  6.38        8/07        1.7
U.S. CORPORATE
(INDUSTRIAL & OTHERS)       28%     9. Niagara Mohawk Power Corp.--Series H, Sr. Unsec. Disc. Notes  8.50        7/10        1.5

                                   10. KFW International Finance, Unsec. Gtd
                                       Unsub. Medium Term Euro Notes                                 7.25        7/07        1.4

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

================================================================================

                             IN THE UNITED STATES,

                             TREASURIES TALLIED THE

                             BEST TOTAL RETURNS FOR

                             THE YEAR, THEN AGENCY

                                BONDS, MORTGAGE-

                             BACKED SECURITIES AND

                                INVESTMENT-GRADE

                                CORPORATE BONDS.

================================================================================

HOW DID YOU MANAGE THE FUND TO RESPOND TO THESE TRENDS?

AIM Global Income Fund continued to invest primarily in corporate and government bonds of the United States and developed countries, emphasizing investment-grade bonds while also offering exposure to high-yield bonds.

   During the second half of the fiscal year we trimmed holdings in industrials and utilities, where results had been lagging, and purchased more in the financial sector to capture relative outperformance.

   We also increased our international holdings during the latter part of the fiscal year. While corporate bonds remained significant in the portfolio, most of the larger international holdings were government bonds, which did exceptionally well this year.

   During the second and third quarters of 2002 the high-yield market took a steep downward turn, causing the fund's high-yield component to exert a negative impact on fund performance, so we began decreasing the proportion of the portfolio in high-yield holdings and adding more higher-quality securities. Throughout the fiscal year the fund's average credit rating remained A. As of October 31, 2002, there were 217 holdings.

WHAT WAS THE SITUATION AT THE END OF THE FUND'S FISCAL YEAR?

Mixed economic results suggested slow growth. Third-quarter GDP growth was healthy, but the Federal Reserve Board (the Fed) observed sluggish economic activity and weak retail sales in September and early October. A weak job market threatened to put a damper on consumer spending as companies were reluctant to hire new employees amid concerns about the strength of the economy.

   The direction of the market remained unpredictable, as economic and geopolitical uncertainties kept investors on edge. Though stocks were rising and bonds falling at the close of the fiscal year, economists lacked consensus on when the economy was likely to strengthen enough for the Fed to begin raising rates. Historically, the principal values of fixed-income securities have tended to decline as interest rates rise, so investors should take care to maintain realistic expectations and to keep their portfolios well diversified to counteract risk. However, we believe the portfolio is well positioned to take advantage of a variety of potential market conditions.

================================================================================

                           PORTFOLIO MANAGEMENT TEAM
                                 AS OF 10/31/02
                                ROBERT G. ALLEY
                                 JAN H. FRIEDLI
                                CAROLYN L. GIBBS

                          See important fund and index
                        disclosures inside front cover.


                                    [GRAPHIC]

                           For More Information Visit
                               AIMinvestments.com

================================================================================


as of 10/31/02, based on total net assets

=======================================================================================
TOP COUNTRIES               TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------
       [PIE CHART]           1. Sovereign Debt                                   25.5%

CASH & OTHER        4.4%     2. Banks                                             9.3

CAYMAN ISLANDS      0.2%     3. Oil & Gas Exploration & Production                7.7

ITALY               0.4%     4. Broadcasting & Cable TV                           7.4

NETHERLANDS         0.7%     5. Electric Utilities                                7.2

MEXICO              1.2%     6. Diversified Financial Services                    6.3

GREECE              2.0%     7. Federal National Mortgage Association (FNMA)      3.3

UNITED KINGDOM      5.3%     8. Consumer Finance                                  3.3

GERMANY             8.1%     9. Integrated Oil & Gas                              3.1

CANADA             14.2%    10. Publishing                                        2.1

U.S.A              63.5%

=======================================================================================

FUND PERFORMANCE

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
9/15/94-10/31/02

=========================================================================================
DATE        AIM GLOBAL INCOME FUND   AIM GLOBAL INCOME FUND   SALOMON BROTHERS
            CLASS A SHARES           CLASS B SHARES           WORLD GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------
09/15/94     9525                    10000                    10000
10/94        9614                    10079                    10233
1/95         9672                    10128                    10334
4/95        10315                    10789                    11436
7/95        10712                    11182                    11855
10/95       11159                    11646                    11790
1/96        11465                    11948                    11899
4/96        11457                    11925                    11774
7/96        11695                    12158                    12098
10/96       12298                    12770                    12423
1/97        12466                    12929                    12151
4/97        12425                    12870                    11863
7/97        13094                    13545                    12235
10/97       13410                    13855                    12748
1/98        13768                    14219                    12636
4/98        14032                    14460                    12814
7/98        14135                    14560                    12880
10/98       13940                    14326                    14346
1/99        14385                    14765                    14296
4/99        14281                    14654                    13866
7/99        13793                    14134                    13722
10/99       13669                    13986                    13994
1/00        13614                    13911                    13519
4/00        13410                    13684                    13385
7/00        13560                    13803                    13584
10/00       13481                    13719                    13284
1/01        14219                    14454                    14016
4/01        13981                    14177                    13558
7/01        14358                    14555                    13730
10/01       14644                    14827                    14464
1/02        14391                    14554                    13638
4/02        14261                    14404                    14159
7/02        13770                    13881                    15413
10/02       14159                    14261                    15789

Source: Lipper, Inc.

=========================================================================================

Past performance cannot guarantee comparable future results.

The chart compares AIM Global Income Fund Class A and Class B shares to a benchmark index. It is intended to give you a general idea of how your fund performed compared to this index over the period 9/15/94-10/31/02. (Please note that performance results for the index are for the period 8/31/94-10/31/02.) It is important to understand the difference between your fund and an index. Market indexes, such as the Salomon Brothers World Government Bond Index, are not managed and incur no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

   Your fund's total return includes sales charges, expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges.

   Performance of the fund's Class A, B and C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

   Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or on sale of fund shares. Performance for the indexes does not reflect the effects of taxes.

   This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

FUND RETURNS
as of 10/31/02

================================================================================
YIELD ADVANTAGE                        AVERAGE ANNUAL TOTAL RETURNS
30-Day Yield as of 10/31/02            including sales charges
--------------------------------------------------------------------------------
             [BAR CHART]               CLASS A SHARES
                                       Inception (9/15/94)   4.37%
5-YEAR U.S. TREASURY NOTES    2.74%     5 Years              0.10
                                        1 Year              -7.91
10-YEAR U.S. TREASURY NOTES   3.91%
                                       CLASS B SHARES
AIM GLOBAL INCOME FUND                 Inception (9/15/94)   4.47%
CLASS B & C SHARES            4.86%     5 Years              0.25
                                        1 Year              -8.46
AIM GLOBAL INCOME FUND
CLASS A SHARES                5.05%    CLASS C SHARES
                                       Inception (8/4/97)    1.09%
                                        5 Years              0.55
                                        1 Year              -4.83

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns, including sales charges, as of 9/30/02, the most recent calendar quarter-end, which were: Class
A shares, inception (9/15/94), 4.54%; 5 years, 0.44%; 1 year, -4.72%. Class B shares, inception (9/15/94), 4.64%; 5 years, 0.59%; 1 year, -5.19%. Class C shares, inception (8/4/97), 1.33%; 5 years, 0.89%; 1 year, -1.44%.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY
MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR
FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

Source: Lehman Brothers

================================================================================

                                        6

EDUCATION AND PLANNING

OLD BUT GOOD ADVICE--THINK LONG TERM AND STAY DIVERSIFIED

There have been a lot of bumps in the investing road since the stock market peaked in 2000, and you may have been tempted to simply stay out of the markets. Or you may have jumped around in the market, looking for hot funds. Both are bad ideas. Stay invested and diversify.

MARKETS HAVE DELIVERED

Of the 10 calendar years ended December 31, 2001, only two were negative for the S&P 500 (and they were the first back-to-back negative years since the 1970s).

   In fact, for the five years ended December 31--a period that includes a two-year bear market, the worst one in a generation--the S&P 500 produced double-digit average annual total returns. (Of course, past performance cannot guarantee comparable future results.)

   Long-term (1900 through 2001) the performance of the U.S. stock market is excellent: 69 years with positive performance vs. 33 with negative performance. In addition, when the market rises, it tends to rise more than it falls during negative years. The average return for the market's 33 down years was -13.18%. But for the 69 up years, its average return was 22.46%.*

IT'S TIME, NOT TIMING

Research shows that pulling out of the stock market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. Even when markets have been as volatile as they have been the past few years, you were better off staying the course than trying to guess when to get out and get back in.

DIVERSIFICATION MATTERS

Markets and sectors have always gone in and out of favor, and they always will. Diversification is still the key to a strong portfolio in any market. The table of year-by-year results below shows bonds as the best choice over the past two years. That doesn't mean junk everything else and invest in bonds. It means stay diversified. When domestic and foreign stocks rebound, be certain you're invested in them.

DON'T TRAVEL ALONE

You are bound to meet more obstacles and detours before you reach your investment destination. The road will feel a lot smoother if you travel with a financial advisor, someone who knows your goals, how much risk you can take and what investments will suit you best.

* Markets are represented by the Dow Jones Industrial Average from 1900 through 1927 and by the S&P 500 from 1928 through 2001.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM HISTORICAL PERFORMANCE.

Results are based on total returns and include reinvestment of dividends. An investment cannot be made directly in an index. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

THE LONG AND SHORT OF INVESTING

THE PENALTY FOR MISSING THE MARKET

S&P 500 9/30/92-9/30/02

=======================================================
PERIOD                    AVERAGE ANNUAL      GROWTH
OF INVESTMENT              TOTAL RETURN     OF $10,000
-------------------------------------------------------
Staying the Course             9.00%         $23,674
Miss the 10 Best Days          4.05           14,868
Miss the 20 Best Days         -0.40           10,406
Miss the 30 Best Days         -2.56            7,712
Miss the 40 Best Days         -5.09            5,933
Miss the 60 Best Days         -9.42            3,718

Sources: FactSet Research Systems, Lipper, Inc.

-------------------------------------------------------

YEAR BY YEAR RESULTS

Average total returns for three asset classes

================================================================================
                               FOREIGN STOCKS          U.S. BONDS
             U.S. STOCKS   (MSCI EAFE--Registered   (LEHMAN AGGREGATE
YEAR          (S&P 500)       Trademark-- INDEX)       BOND INDEX)
--------------------------------------------------------------------------------
1997           33.35%              1.78%                9.65%
1998           28.60              20.00                 8.69
1999           21.03              26.96                -0.82
2000           -9.10             -14.17                11.63
2001          -11.88             -21.44                 8.44

The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue chip stocks. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance. The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--) is a group of foreign securities tracked by Morgan Stanley Capital International. The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

================================================================================

FINANCIALS

Schedule of Investments

October 31, 2002

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-56.65%

Aerospace & Defense-0.72%

Lockheed Martin Corp., Unsec. Gtd. Unsub.
  Notes, 7.25%, 05/15/06                       $  400,000   $    454,672
------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07              425,000        461,907
========================================================================
                                                                 916,579
========================================================================

Apparel Retail-0.21%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                250,000        252,500
------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Unsub. Notes, 9.90%,
  12/15/05                                         15,000         15,075
========================================================================
                                                                 267,575
========================================================================

Automobile Manufacturers-0.75%

General Motors Corp., Unsec. Putable Deb.,
  8.80%, 03/01/21                               1,000,000        961,630
========================================================================

Banks-6.19%

Bank One Corp., Sr. Unsec. Unsub. Notes,
  7.63%, 08/01/05                                 500,000        564,815
------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                               1,000,000      1,148,250
------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05      600,000        648,570
------------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                        375,000        405,225
------------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $212,194)(a)                                    200,000        187,056
------------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                        200,000        197,898
------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          400,000        412,596
------------------------------------------------------------------------
Santander Finance Issuances (Cayman Islands),
  Unsec. Gtd. Sub. Yankee Notes, 7.00%,
  04/01/06                                        200,000        207,772
------------------------------------------------------------------------
St. Paul Bancorp. Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                          200,000        210,072
------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14       700,000        783,937
------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/05                               1,500,000      1,635,690
------------------------------------------------------------------------
  7.50%, 04/15/05                               1,000,000      1,177,650
------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                          300,000        351,354
========================================================================
                                                               7,930,885
========================================================================

Brewers-0.36%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                 425,000        464,019
========================================================================

Broadcasting & Cable TV-6.75%

ABC Family Worldwide Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07(b)                      135,732        143,027
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
Broadcasting & Cable TV-(Continued)

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(c)                   $  700,000   $    232,750
------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Yankee Notes, 7.30%,
  10/15/06                                        700,000        727,741
------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes,
  10.75%, 10/01/09                                570,000        255,075
------------------------------------------------------------------------
  11.13%, 01/15/11                                290,000        129,775
------------------------------------------------------------------------
Cox Communications, Inc., Sr. Unsec. Notes,
  2.47%, 11/07/02                                 500,000        501,255
------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
  7.88%, 02/15/18                               1,000,000        775,000
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 07/15/08                               1,295,000      1,055,425
------------------------------------------------------------------------
  7.88%, 12/15/07                               1,750,000      1,452,500
------------------------------------------------------------------------
Knology, Inc., Sr. Unsub. Disc. Notes,
  11.88%, 10/15/07                                520,000        150,800
------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                          650,000        646,750
------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10            300,000        247,533
------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                                 250,000        247,482
------------------------------------------------------------------------
  8.75%, 08/01/15                                 750,000        704,062
------------------------------------------------------------------------
Time Warner Inc.,
  Unsec. Deb., 9.15%, 02/01/23                    400,000        407,000
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   100,000        102,250
------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                          835,000        866,312
========================================================================
                                                               8,644,737
========================================================================

Casinos & Gambling-0.68%

Boyd Gaming Corp., Sr. Unsec. Sub. Notes,
  8.75%, 04/15/12                                 290,000        294,350
------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12                370,000        381,100
------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                          200,000        201,500
========================================================================
                                                                 876,950
========================================================================

Computer Hardware-0.52%

IBM Corp., Deb., 8.38%, 11/01/19                  550,000        672,309
========================================================================

Construction Materials-0.30%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         400,000        388,000
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

Consumer Finance-3.27%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                       $  100,000   $    109,251
------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                    50,000         55,334
------------------------------------------------------------------------
  Unsec. Putable Notes, 7.88%, 02/01/05         1,500,000      1,719,165
------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                          400,000        373,740
------------------------------------------------------------------------
  Unsec. Notes,
  2.01%, 03/17/03                                 125,000        124,390
------------------------------------------------------------------------
  6.88%, 02/01/06                                 400,000        372,044
------------------------------------------------------------------------
  7.38%, 10/28/09                                 200,000        182,606
------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05              200,000        196,278
------------------------------------------------------------------------
  Notes, 6.85%, 06/17/04                          375,000        383,122
------------------------------------------------------------------------
  Unsec. Unsub. Notes,
  6.13%, 02/01/07                                 250,000        241,815
------------------------------------------------------------------------
  7.63%, 06/15/04                                 200,000        206,272
------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                                 250,000        223,400
========================================================================
                                                               4,187,417
========================================================================

Distillers & Vintners-0.23%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 250,000        291,897
========================================================================

Diversified Chemicals-0.11%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08         160,000        144,800
========================================================================

Diversified Financial Services-4.80%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                 250,000        262,307
------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        500,000        729,835
------------------------------------------------------------------------
Bombardier Capital Inc., Notes, 7.50%,
  08/15/04 (Acquired 06/19/02; Cost
  $106,465)(a)                                    100,000         93,398
------------------------------------------------------------------------
CIT Group Inc., Sr. Notes, 7.13%, 10/15/04        150,000        153,532
------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 275,000        287,229
------------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Notes, 6.63%,
  06/15/32                                        900,000        916,893
------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 05/09/01-05/01/02; Cost
  $949,738)(a)                                    900,000        986,895
------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Notes,
  5.00%, 06/15/07                                 200,000        209,726
------------------------------------------------------------------------
  6.80%, 11/01/05                                 100,000        111,217
------------------------------------------------------------------------
John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $421,776)(a)           400,000        429,924
------------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $199,890)(a)                               200,000        208,508
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
Diversified Financial Services-(Continued)

Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.94%,
  02/10/28 (d)                                 $1,100,000   $    155,639
------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                        150,000        180,577
------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                          500,000        560,575
------------------------------------------------------------------------
Swiss Bank Corp., Sub. Notes, 7.38%, 06/15/17     350,000        412,839
------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          300,000        339,414
------------------------------------------------------------------------
Wells Fargo Financial, Inc., Notes, 6.13%,
  02/15/06                                        100,000        109,170
========================================================================
                                                               6,147,678
========================================================================

Diversified Metals & Mining-0.21%

Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                                 250,000        269,208
========================================================================

Electric Utilities-6.51%

AES Corp. (The), Sr. Unsec. Unsub. Notes,
  8.75%, 12/15/02                               1,350,000      1,208,251
------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        390,000        128,700
------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           500,000        517,995
------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                 570,000        424,650
------------------------------------------------------------------------
Cogentrix Energy, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 10/15/08                     600,000        180,000
------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32         270,000        251,980
------------------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sr. Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                 760,000        751,891
------------------------------------------------------------------------
  Series E, Sr. Sec. First Mortgage Bonds,
  9.40%, 05/01/11                               1,000,000      1,025,570
------------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21(e)                              525,000        731,005
------------------------------------------------------------------------
Kincaid Generation LLC, Sr. Sec. Bonds,
  7.33%, 06/15/20 (Acquired 04/30/98; Cost
  $471,519)(a)                                    470,357        456,533
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                280,000         71,400
------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10 (b)       1,750,000      1,862,263
------------------------------------------------------------------------
Public Service Company of New Mexico-Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            120,000        128,623
------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                                 620,000        609,807
========================================================================
                                                               8,348,668
========================================================================

Employment Services-0.06%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                         200,000         79,000
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

Environmental Services-0.26%

Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                              $  350,000   $    337,750
========================================================================

Forest Products-0.12%

Louisiana-Pacific Corp., Sr. Unsec. Notes,
  8.50%, 08/15/05                                 155,000        157,325
========================================================================

Gas Utilities-1.68%

El Paso Corp., Sr. Medium Term Notes, 8.05%,
  10/15/30                                        250,000        148,438
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 650,000        541,938
------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Unsec.
  Yankee Deb., 8.63%, 05/15/12                  1,200,000      1,464,468
========================================================================
                                                               2,154,844
========================================================================

Health Care Facilities-0.38%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Notes, 10.38%, 02/15/09                    450,000        481,500
========================================================================

Homebuilding-0.60%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    500,000        527,500
------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.13%, 05/01/12                          285,000        235,125
========================================================================
                                                                 762,625
========================================================================

Industrial Machinery-0.16%

Pall Corp., Notes, 6.00%, 08/01/12 (Acquired
  08/01/02; Cost $199,898)(a)                     200,000        207,060
========================================================================

Integrated Oil & Gas-3.15%

BP Canada Finance Co. (Canada), Yankee Bonds,
  3.38%, 10/31/07                               1,000,000      1,006,030
------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes,
  7.13%, 11/15/06                                 600,000        668,076
------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                   250,000        275,448
------------------------------------------------------------------------
Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/04               950,000      1,213,549
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.38%, 11/15/08               750,000        868,965
========================================================================
                                                               4,032,068
========================================================================

Integrated Telecommunication Services-0.95%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                    200,000        213,990
------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Notes, 6.00%, 01/15/07          300,000        243,375
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Notes, 6.13%,
    11/15/08                                      400,000        313,000
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32              120,000         90,450
------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19               200,000        140,750
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
Integrated Telecommunication Services-(Continued)

Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                       $  200,000   $    212,270
========================================================================
                                                               1,213,835
========================================================================

Life & Health Insurance-0.13%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                        150,000        171,480
========================================================================

Multi-Line Insurance-0.26%

AIG SunAmerica Global Financing IX, Bonds,
  6.90%, 03/15/32 (Acquired 07/31/02; Cost
  $313,425)(a)                                    300,000        326,637
========================================================================

Oil & Gas Drilling-1.28%

Northern Natural Gas, Notes, 5.38%, 10/31/12
  (Acquired 10/09/02; Cost $234,669)(a)           235,000        228,975
------------------------------------------------------------------------
Transocean Inc., Unsec. Notes, 6.95%,
  04/15/08                                      1,270,000      1,417,218
========================================================================
                                                               1,646,193
========================================================================

Oil & Gas Equipment & Services-1.21%

National-Oilwell, Inc.-Series B, Sr. Unsec.
  Notes, 6.50%, 03/15/11                        1,000,000      1,036,240
------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                        500,000        518,790
========================================================================
                                                               1,555,030
========================================================================

Oil & Gas Exploration & Production-7.68%

Amerada Hess Corp., Unsec. Notes, 5.30%,
  08/15/04                                        100,000        104,732
------------------------------------------------------------------------
Anadarko Petroleum Corp.,
  Unsec. Notes,
  6.75%, 05/15/08                                 300,000        342,432
------------------------------------------------------------------------
  Unsec. Putable Deb.,
  7.73%, 09/15/26                               1,200,000      1,373,292
------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Unsec. Yankee Notes, 6.70%, 07/15/11            275,000        307,687
------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired
  08/17/01-07/31/02; Cost $627,453)(a)            625,000        645,531
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          310,000        317,750
------------------------------------------------------------------------
Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                550,000        495,688
------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        150,000        173,337
------------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           500,000        579,670
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          550,000        592,312
------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        2,200,000      2,310,000
------------------------------------------------------------------------
Nexen, Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.40%, 05/01/28                          655,000        604,709
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
Oil & Gas Exploration & Production-(Continued)

Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                     $1,750,000   $  1,573,670
------------------------------------------------------------------------
Pogo Producing Co.-Series B, Sr. Unsec. Sub.
  Notes, 10.38%, 02/15/09                         395,000        428,575
========================================================================
                                                               9,849,385
========================================================================

Oil & Gas Refining, Marketing &
  Transportation-1.20%

Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Putable Yankee Bonds,
  9.38%, 12/02/08                                 480,000        526,200
------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
  Bonds, 9.50%, 03/15/06                          900,000      1,006,902
========================================================================
                                                               1,533,102
========================================================================

Packaged Foods & Meats-0.11%

Dole Foods Co., Inc., Sr. Unsec. Notes,
  7.25%, 05/01/09                                 160,000        146,000
========================================================================

Paper Products-0.18%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08               220,000        229,900
========================================================================

Pharmaceuticals-0.24%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                        275,000        307,211
========================================================================

Property & Casualty Insurance-0.30%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $354,457)(a)                                    355,000        381,014
========================================================================

Publishing-2.15%

News America Holdings,
  Putable Notes, 8.45%, 08/01/06                1,200,000      1,300,428
------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                  600,000        681,948
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Deb., 7.43%,
    10/01/06                                      500,000        521,730
------------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        250,000        247,978
========================================================================
                                                               2,752,084
========================================================================

Railroads-0.59%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                        350,000        383,985
------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10               375,000        376,875
========================================================================
                                                                 760,860
========================================================================

Real Estate Investment Trusts-1.45%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18               100,000        110,844
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              150,000        157,947
------------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                   200,000        207,798
------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                 300,000        313,914
------------------------------------------------------------------------
Host Marriott L.P.,
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                        225,000        219,375
------------------------------------------------------------------------
  Series I, Unsec. Gtd. Notes, 9.50%,
    01/15/07                                      375,000        375,000
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
Real Estate Investment Trusts-(Continued)

iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                              $  190,000   $    190,950
------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 250,000        279,343
========================================================================
                                                               1,855,171
========================================================================

Sovereign Debt-0.56%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                          200,000        207,258
------------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                          500,000        507,781
========================================================================
                                                                 715,039
========================================================================

Specialty Chemicals-0.03%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                  90,000         35,550
========================================================================

Specialty Stores-0.31%

CSK Auto, Inc., Sr. Unsec. Gtd. Notes,
  12.00%, 06/15/06                                380,000        400,900
========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $74,062,527)                                72,603,915
========================================================================

                                               PRINCIPAL
                                               AMOUNT(f)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-27.87%

Canada-9.15%

Bell Mobility Cellular Inc. (Wireless
  Telecommunication Services), Unsec. Deb.,
  6.55%, 06/02/08                       CAD       750,000        492,157
------------------------------------------------------------------------
Canadian Government (Sovereign Debt),
  Bonds,
  5.75%, 06/01/29                       CAD       300,000        197,741
------------------------------------------------------------------------
  6.00%, 06/01/08                       CAD     9,520,000      6,596,851
------------------------------------------------------------------------
  6.63%, 10/03/07                       NZD     5,375,000      2,659,091
------------------------------------------------------------------------
  Gtd. Bonds,
  7.00%, 12/01/06                       CAD       300,000        214,388
------------------------------------------------------------------------
  7.25%, 06/01/07                       CAD       900,000        652,626
------------------------------------------------------------------------
  9.00%, 03/01/11                       CAD       500,000        409,781
------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                       CAD       300,000        164,142
------------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)-Series
  V,
  Unsec. Deb., 6.45%, 12/18/06            CAD     500,000        338,598
========================================================================
                                                              11,725,375
========================================================================

Germany-8.12%

Bundesrepublik Deutschland (Sovereign
  Debt)-Series 2002, Bonds, 5.00%,
  07/04/12  EUR                                 6,250,000      6,429,091
------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks),
  Sr. Unsec. Unsub. Gtd. Notes,
  3.50%, 11/15/05                       EUR     1,400,000      1,388,006
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                               AMOUNT(F)       VALUE
------------------------------------------------------------------------
Germany-(Continued)

  Sr. Unsec. Unsub. Notes, 5.25%, 07/04/12EUR   2,500,000   $  2,587,288
========================================================================
                                                              10,404,385
========================================================================

Greece-2.01%

Hellenic Republic (Sovereign Debt), Bonds,
  6.00%, 05/19/10                       EUR     2,400,000      2,580,131
========================================================================

Netherlands-0.74%

Olivetti International Finance N.V.
  (Integrated Telecommunication
  Services)-Series E, Gtd. Medium Term Euro
  Notes, 6.13%, 07/30/09  EUR                     290,000        283,006
------------------------------------------------------------------------
Vodafone Finance B.V. (Wireless
  Telecommunication Services), Unsec. Unsub.
  Gtd. Euro Bonds, 4.75%, 05/27/09        EUR     690,000        662,501
========================================================================
                                                                 945,507
========================================================================

United States of America-3.14%

Federal National Mortgage Association
  (Sovereign Debt)-Series E, Sr. Unsub.
  Medium Term Notes, 6.38%, 08/15/07      AUD   3,785,000      2,184,799
------------------------------------------------------------------------
KFW International Finance (Sovereign Debt),
  Unsec. Gtd. Unsub. Medium Term Euro Notes,
  7.25%, 07/16/07                       AUD     3,100,000      1,845,165
========================================================================
                                                               4,029,964
========================================================================

United Kingdom-4.71%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV), Sr. Unsec. Gtd.
  Unsub. Bonds, 7.75%, 07/09/09           GBP     450,000        706,086
------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (Electric
  Utilities),
  Gtd. Euro Bonds, 8.63%, 06/30/22        GBP     437,150        729,178
------------------------------------------------------------------------
United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07           GBP   2,600,000      4,606,756
========================================================================
                                                               6,042,020
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $34,748,589)                                35,727,382
========================================================================

                                                 SHARES
WARRANTS & OTHER EQUITY INTERESTS-0.62%

Broadcasting & Cable TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(a)(g)(h)               700              0
========================================================================

Marine Ports & Services-0.00%

First Wave Marine, Inc.(h)(i)                         478          4,661
========================================================================

Railroads-0.00%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/01/00; Cost $0)(a)(g)                  375          4,594
========================================================================

Real Estate Investment Trusts-0.62%

First Republic Capital Corp.-Series A-Pfd.
  (Acquired 05/26/99; Cost $750,000)(a)               750        787,500
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Wireless Telecommunication Services-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(g)                            535   $          5
========================================================================
    Total Warrants & Other Equity Interests
      (Cost $1,002,813)                                          796,760
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-4.81%

Federal Home Loan Mortgage Corp.
  (FHLMC)-1.18%

Pass Through Ctfs.,
  8.50%, 03/01/10                              $  328,373        354,843
------------------------------------------------------------------------
  6.00%, 06/01/17                                 456,507        475,712
------------------------------------------------------------------------
  7.00%, 07/01/29                                  46,138         48,218
------------------------------------------------------------------------
  6.50%, 01/01/31                                 610,962        634,157
========================================================================
                                                               1,512,930
========================================================================

Federal National Mortgage Association
  (FNMA)-3.27%

Pass Through Ctfs.,
  6.50%, 10/01/16 to 11/01/31                   1,682,211      1,746,574
------------------------------------------------------------------------
  7.00%, 07/01/29 to 12/01/31                   1,007,524      1,052,994
------------------------------------------------------------------------
  7.50%, 10/01/29 to 06/01/31                     816,370        863,851
------------------------------------------------------------------------
  8.00%, 06/01/31                                 321,509        343,907
------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                  77,000         85,908
------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.25%, 08/01/12                                 100,000        102,410
========================================================================
                                                               4,195,644
========================================================================

Government National Mortgage Association
  (GNMA)-0.36%

Pass Through Ctfs.,
  8.00%, 09/20/26                                 429,972        461,073
========================================================================
    Total U.S. Government Agency Securities
      (Cost $6,021,399)                                        6,169,647
========================================================================

U.S. TREASURY SECURITIES-2.78%

U.S. Treasury Notes-1.01%

3.25%, 12/31/03                                 1,275,000      1,302,323
========================================================================

U.S. Treasury Bonds-1.77%

7.25%, 05/15/16                                 1,200,000      1,516,488
------------------------------------------------------------------------
6.25%, 08/15/23                                   650,000        746,987
========================================================================
                                                               2,263,475
========================================================================
    Total U.S. Treasury Securities (Cost
      $3,618,557)                                              3,565,798
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

ASSET-BACKED SECURITIES-2.90%

Airlines-1.23%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $438,618)(a)                                 $  438,618   $    155,709
------------------------------------------------------------------------
Continental Airlines, Inc.,
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                        522,516        414,998
------------------------------------------------------------------------
  Series 2000-1, Class A-1, Sr. Sec. Pass
  Through Ctfs., 8.05%, 11/01/20                  283,293        216,011
------------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                  299,314        225,234
------------------------------------------------------------------------
United Air Lines, Inc.-Series 2000-1, Class
  A-2, Pass Through Ctfs., 7.73%, 07/01/10        800,000        562,000
========================================================================
                                                               1,573,952
========================================================================

Diversified Financial Services-1.51%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 10/03/02; Cost
  $169,205)(a)                                    156,252        170,041
------------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 06/01/00-01/25/01; Cost
  $1,114,660)(a)                                1,100,000      1,240,437
------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $499,340)(a)                               500,000        523,707
========================================================================
                                                               1,934,185
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

Electric Utilities-0.16%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                     $  200,000   $    201,834
========================================================================
    Total Asset-Backed Securities (Cost
      $4,262,012)                                              3,709,971
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-2.02%

STIC Liquid Assets Portfolio(j)                 1,293,524      1,293,524
------------------------------------------------------------------------
STIC Prime Portfolio(j)                         1,293,524      1,293,524
========================================================================
    Total Money Market Funds (Cost
      $2,587,048)                                              2,587,048
========================================================================
TOTAL INVESTMENTS-97.65% (Cost $126,302,945)                 125,160,521
========================================================================
OTHER ASSETS LESS LIABILITIES-2.35%                            3,007,923
========================================================================
NET ASSETS-100.00%                                          $128,168,444
________________________________________________________________________
========================================================================

Investment Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollar
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Jr.     - Junior
N.A.    - National Association
NZD     - New Zealand Dollar
Pfd.    - Preferred
RAPS    - Redeemable and Putable Securities
REIT    - Real Estate Investment Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $7,033,524, which represented 5.49% of the Fund's net assets. The Fund has no rights to demand registration of these securities.
(b) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e) Secured by bond insurance provided by Ambac Assurance Corp.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) Security fair valued in accordance with the procedures established by the Board of Directors.
(i) Non-income producing security.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost
  $126,302,945)                                  $125,160,521
-------------------------------------------------------------
Foreign currencies, at value (cost $164,039)          168,111
-------------------------------------------------------------
Receivables for:
  Investments sold                                  2,606,219
-------------------------------------------------------------
  Capital stock sold                                   58,135
-------------------------------------------------------------
  Dividends and interest                            2,278,735
-------------------------------------------------------------
Investment for deferred compensation plan              28,494
-------------------------------------------------------------
Other assets                                           22,056
=============================================================
     Total assets                                 130,322,271
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                             1,384,764
-------------------------------------------------------------
  Capital stock reacquired                            309,497
-------------------------------------------------------------
  Dividends                                           159,921
-------------------------------------------------------------
  Deferred compensation plan                           28,494
-------------------------------------------------------------
Accrued distribution fees                              82,038
-------------------------------------------------------------
Accrued directors' fees                                 2,683
-------------------------------------------------------------
Accrued transfer agent fees                            43,795
-------------------------------------------------------------
Accrued operating expenses                            142,635
=============================================================
     Total liabilities                              2,153,827
=============================================================
Net assets applicable to shares outstanding      $128,168,444
_____________________________________________________________
=============================================================


NET ASSETS:

Class A                                          $ 99,211,409
_____________________________________________________________
=============================================================
Class B                                          $ 26,348,392
_____________________________________________________________
=============================================================
Class C                                          $  2,608,643
_____________________________________________________________
=============================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                      12,105,945
_____________________________________________________________
=============================================================
Class B:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                       3,215,224
_____________________________________________________________
=============================================================
Class C:
  Authorized                                      240,000,000
-------------------------------------------------------------
  Outstanding                                         318,479
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                      $       8.20
-------------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.20 divided by
       95.25%)                                   $       8.61
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per share   $       8.19
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per share   $       8.19
_____________________________________________________________
=============================================================


Statement of Operations

For the year ended October 31, 2002

INVESTMENT INCOME:

Interest                                         $ 10,270,796
-------------------------------------------------------------
Dividends                                              78,750
-------------------------------------------------------------
Dividends from affiliated money market funds           24,327
=============================================================
     Total investment income                       10,373,873
=============================================================

EXPENSES:

Advisory fees                                         994,779
-------------------------------------------------------------
Administrative services fees                           50,000
-------------------------------------------------------------
Custodian fees                                         50,487
-------------------------------------------------------------
Distribution fees -- Class A                          530,933
-------------------------------------------------------------
Distribution fees -- Class B                          335,330
-------------------------------------------------------------
Distribution fees -- Class C                           23,917
-------------------------------------------------------------
Transfer agent fees                                   419,525
-------------------------------------------------------------
Directors' fees                                        11,051
-------------------------------------------------------------
Other                                                 162,821
=============================================================
     Total expenses                                 2,578,843
=============================================================
Less: Fees waived                                    (617,772)
-------------------------------------------------------------
    Expenses paid indirectly                           (2,366)
=============================================================
    Net expenses                                    1,958,705
=============================================================
Net investment income                               8,415,168
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (12,622,146)
-------------------------------------------------------------
  Foreign currencies                                  (19,979)
-------------------------------------------------------------
  Foreign currency contracts                         (442,442)
=============================================================
                                                  (13,084,567)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              (789,841)
-------------------------------------------------------------
  Foreign currencies                                   (1,889)
-------------------------------------------------------------
  Foreign currency contracts                           16,888
=============================================================
                                                     (774,842)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                       (13,859,409)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $ (5,444,241)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,415,168    $ 10,697,877
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts          (13,084,567)     (5,983,174)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                            (774,842)      8,455,465
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (5,444,241)     13,170,168
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (6,559,894)     (7,062,623)
------------------------------------------------------------------------------------------
  Class B                                                       (1,908,170)     (3,320,823)
------------------------------------------------------------------------------------------
  Class C                                                         (135,148)       (126,329)
------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                         (325,653)       (159,295)
------------------------------------------------------------------------------------------
  Class B                                                         (102,465)        (29,780)
------------------------------------------------------------------------------------------
  Class C                                                           (7,344)         (6,068)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (687,042)      3,294,103
------------------------------------------------------------------------------------------
  Class B                                                      (15,595,190)    (15,669,649)
------------------------------------------------------------------------------------------
  Class C                                                          632,175         404,143
==========================================================================================
    Net increase (decrease) in net assets                      (30,132,972)     (9,506,153)
==========================================================================================

NET ASSETS:

  Beginning of year                                            158,301,416     167,807,569
==========================================================================================
  End of year                                                 $128,168,444    $158,301,416
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $163,137,383    $194,968,488
------------------------------------------------------------------------------------------
  Undistributed net investment income                             (394,298)        (36,695)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (33,432,971)    (36,033,681)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                   (1,141,670)       (596,696)
==========================================================================================
                                                              $128,168,444    $158,301,416
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's primary investment objective is high current income. Its secondary objective is protection of principal and growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to November 1, 2001, the Fund did not amortize premiums on debt securities and recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $229,868 reduction in the cost of securities and a corresponding $229,868 increase in net unrealized gains and losses, based on securities held by the Fund on November 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $301,302, to increase net realized gains and losses by $74,127 and to increase net unrealized gains and losses by $227,175. As a result the net investment income per share decreased by $0.01, the net realized and unrealized gains and losses per share increased by $0.01, and the ratio of net investment income to average net assets decreased by 0.21%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total operating expenses of Class A shares to 1.50%. In addition, AIM has voluntarily agreed to limit total annual operating expenses, subject to the exclusions previously listed, for Class A shares to 1.25% and this limitation may be terminated or modified at any time. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $617,772.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $234,075 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended October 31, 2002, the Class A, Class B and Class C shares paid $530,933, $335,330, and $23,917, respectively.

  AIM Distributors retained commissions of $10,512 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $5,756, $629 and $1,941 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $4,249 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 4--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,113 and reductions in custodian fees of $253 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,366.

NOTE 5--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. During the year ended October 31, 2002, there were no securities on loan.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                         2002          2001
---------------------------------------------------------------
Distributions paid from ordinary
  income                              $8,603,212    $10,509,775
---------------------------------------------------------------
Return of capital                        435,462        195,143
===============================================================
                                      $9,038,674    $10,704,918
_______________________________________________________________
===============================================================


Tax Components of Capital:

As of October 31, 2002, the components of capital on a tax basis were as follows:

Unrealized appreciation
  (depreciation)--investments                    $ (1,495,029)
-------------------------------------------------------------
Temporary book/tax differences                        (40,939)
-------------------------------------------------------------
Capital loss carryforward                         (33,432,971)
-------------------------------------------------------------
Capital (par value and additional paid-in)        163,137,383
=============================================================
                                                 $128,168,444
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to bond premium amortization. Amount includes appreciation on foreign currencies of $754.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of director compensation and retirement plan expenses.

The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
October 31, 2006                               $  3,646,989
-----------------------------------------------------------
October 31, 2007                                  7,391,799
-----------------------------------------------------------
October 31, 2008                                  2,830,735
-----------------------------------------------------------
October 31, 2009                                  6,435,460
-----------------------------------------------------------
October 31, 2010                                 13,127,988
===========================================================
                                               $ 33,432,971
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $101,043,917 and $119,669,055, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 5,274,583
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (6,770,366)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $(1,495,783)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is
  $126,656,304.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization, expired capital loss carryforward, foreign currency transactions, distributions in excess of income earnings and profits and other reclassifications on October 31, 2002, undistributed net investment income was increased by $495,771, undistributed net realized gains increased by $15,685,277 and paid in capital decreased by $16,181,048. This reclassification had no effect on the net assets of the Fund.

NOTE 11--CAPITAL STOCK

Changes in capital stock outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                             2002                          2001
                                                                  --------------------------    --------------------------
                                                                    SHARES         AMOUNT         SHARES         AMOUNT
  ------------------------------------------------------------------------------------------------------------------------
  Sold:
    Class A                                                       2,966,601*    $25,439,648*     2,787,887    $ 25,102,258
  ------------------------------------------------------------------------------------------------------------------------
    Class B                                                          608,823       5,175,923       825,098       7,447,312
  ------------------------------------------------------------------------------------------------------------------------
    Class C                                                          260,182       2,201,898       193,875       1,740,272
  ========================================================================================================================
  Issued as reinvestment of dividends:
    Class A                                                          594,914       5,055,107       588,019       5,302,446
  ------------------------------------------------------------------------------------------------------------------------
    Class B                                                          173,934       1,483,423       251,898       2,271,548
  ------------------------------------------------------------------------------------------------------------------------
    Class C                                                           13,549         114,744        11,169         100,688
  ========================================================================================================================
  Reacquired:
    Class A                                                       (3,675,293)    (31,181,797)   (3,007,557)    (27,110,601)
  ------------------------------------------------------------------------------------------------------------------------
    Class B                                                       (2,597,046)*   (22,254,536)*  (2,824,864)    (25,388,509)
  ------------------------------------------------------------------------------------------------------------------------
    Class C                                                         (199,780)     (1,684,467)     (160,298)     (1,436,817)
  ========================================================================================================================
                                                                  (1,854,116)   $(15,650,057)   (1,334,773)   $(11,971,403)
  ________________________________________________________________________________________________________________________
  ========================================================================================================================

* Includes automatic conversion of 1,148,045 shares of Class B shares in the amount of $9,915,121 to 1,153,847 shares of Class A shares in the amount of $9,915,121.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                              ---------------------------------------------------------

                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                               2002            2001        2000       1999       1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.05        $   8.91    $   9.72    $ 10.60    $ 10.93
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.52(a)(b)      0.61        0.66       0.67       0.71
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.82)           0.14       (0.79)     (0.86)     (0.27)
=======================================================================================================================
    Total from investment operations                            (0.30)           0.75       (0.13)     (0.19)      0.44
=======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.52)          (0.60)      (0.13)     (0.61)     (0.61)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --              --          --         --      (0.07)
-----------------------------------------------------------------------------------------------------------------------
  Returns of capital                                            (0.03)          (0.01)      (0.55)     (0.08)     (0.09)
=======================================================================================================================
    Total distributions                                         (0.55)          (0.61)      (0.68)     (0.69)     (0.77)
=======================================================================================================================
Net asset value, end of period                                $  8.20        $   9.05    $   8.91    $  9.72    $ 10.60
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                                 (3.33)%          8.64%      (1.38)%    (1.94)%     3.95%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $99,211        $110,579    $105,636    $51,077    $58,115
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.25%(d)        1.25%       1.25%      1.25%      1.23%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.69%(d)        1.66%       1.71%      1.67%      1.73%
=======================================================================================================================
Ratio of net investment income to average net assets             6.05%(a)(d)     6.75%       6.97%      6.54%      6.38%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                            73%             92%        184%        93%        47%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.53 and the ratio of net investment income to average net assets would have been 6.26%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(d)  Ratios are based on average daily net assets of $106,186,539.

                                                                                      CLASS B
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2002           2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.05        $  8.91    $  9.72    $ 10.59    $ 10.92
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.47(a)(b)     0.56       0.61       0.62       0.65
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.82)          0.14      (0.79)     (0.85)     (0.27)
=====================================================================================================================
    Total from investment operations                            (0.35)          0.70      (0.18)     (0.23)      0.38
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.48)         (0.55)     (0.12)     (0.56)     (0.55)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --             --         --         --      (0.07)
---------------------------------------------------------------------------------------------------------------------
  Returns of capital                                            (0.03)         (0.01)     (0.51)     (0.08)     (0.09)
=====================================================================================================================
    Total distributions                                         (0.51)         (0.56)     (0.63)     (0.64)     (0.71)
=====================================================================================================================
Net asset value, end of period                                $  8.19        $  9.05    $  8.91    $  9.72    $ 10.59
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                                                 (3.93)%         8.08%     (1.94)%    (2.37)%     3.38%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,348        $45,510    $60,391    $34,423    $36,525
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.75%(d)       1.75%      1.75%      1.75%      1.75%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.19%(d)       2.16%      2.21%      2.17%      2.25%
=====================================================================================================================
Ratio of net investment income to average net assets             5.55%(a)(d)    6.25%      6.47%      6.04%      5.87%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                            73%            92%       184%        93%        47%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.49 and the ratio of net investment income to average net assets would have been 5.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $33,533,039.


                                                                                     CLASS C
                                                              -----------------------------------------------------

                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                               2002          2001         2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.05        $ 8.91       $ 9.71    $10.59    $10.92
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.47(a)(b)    0.56         0.60      0.62      0.66
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.82)         0.14        (0.77)    (0.86)    (0.28)
===================================================================================================================
    Total from investment operations                           (0.35)         0.70        (0.17)    (0.24)     0.38
===================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.48)        (0.55)       (0.12)    (0.56)    (0.55)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --            --           --        --     (0.07)
-------------------------------------------------------------------------------------------------------------------
  Returns of capital                                           (0.03)        (0.01)       (0.51)    (0.08)    (0.09)
===================================================================================================================
    Total distributions                                        (0.51)        (0.56)       (0.63)    (0.64)    (0.71)
===================================================================================================================
Net asset value, end of period                                $ 8.19        $ 9.05       $ 8.91    $ 9.71    $10.59
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                (3.93)%        8.08%       (1.84)%    2.47%     3.39%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,609        $2,212       $1,780    $1,884    $1,785
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.75%(d)      1.75%        1.75%     1.75%     1.73%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.19%(d)      2.16%        2.21%     2.17%     2.22%
===================================================================================================================
Ratio of net investment income to average net assets            5.55%(a)(d)   6.25%        6.47%     6.04%     5.88%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                           73%           92%         184%       93%       47%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.49 and the ratio of net investment income to average net assets would have been 5.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $2,391,664.

Report of Independent Accountants

To the Board of Directors and Shareholders of AIM Global Income Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Income Fund (one of the funds constituting AIM International Funds, Inc.; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the period then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report, dated December 6, 2000, expressed an unqualified opinion on those financial highlights.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

OTHER INFORMATION

Directors and Officers

As of December 31, 2001

The address of each director and officer of AIM International Funds, Inc. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and
Position(s) Held with the          Director and/      Principal Occupation(s)                   Other Directorship(s)
Company                            or Officer Since   During Past 5 Years                       Held by Director
-------------------------------------------------------------------------------------------------------------------------------

   Interested Persons
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham* -- 1946       1991               Chairman, President and Chief Executive   None
   Director, Chairman and                             Officer, A I M Management Group Inc.
   President                                          (financial services holding company);
                                                      Chairman and President, A I M Advisors,
                                                      Inc. (registered investment advisor);
                                                      Director and Senior Vice President,
                                                      A I M Capital Management, Inc.
                                                      (registered investment advisor);
                                                      Chairman, A I M Distributors, Inc.
                                                      (registered broker dealer), A I M Fund
                                                      Services, Inc. (registered transfer
                                                      agent), and Fund Management Company
                                                      (registered broker dealer); and
                                                      Director and Vice Chairman, AMVESCAP
                                                      PLC (parent of AIM and a global
                                                      investment management firm)
-------------------------------------------------------------------------------------------------------------------------------

   Independent Directors
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001               Of Counsel, law firm of Baker &           Badgley Funds, Inc. (registered
   Director                                           McKenzie                                  investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992               Chairman, Crockett Technology             ACE Limited (insurance
   Director                                           Associates (technology consulting         company); and Captaris, Inc.
                                                      company)                                  (unified messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000               Chairman, Cortland Trust, Inc.            None
   Director                                           (registered investment company) and DHJ
                                                      Media, Inc.; Director, Magellan
                                                      Insurance Company; Member of Advisor
                                                      Board of Rotary Power International
                                                      (designer, manufacturer, and seller of
                                                      rotary power engines); formerly,
                                                      Director, President and CEO, Volvo
                                                      Group North America, Inc.; and director
                                                      of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998               Formerly, Chairman, Mercantile Mortgage   None
   Director                                           Corp.; Vice Chairman, President and
                                                      Chief Operating Officer,
                                                      Mercantile-Safe Deposit & Trust Co.;
                                                      and President, Mercantile Bankshares
                                                      Corp.
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997               Chief Executive Officer, Twenty First     Administaff
   Director                                           Century Group, Inc. (government affairs
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1991               Partner, law firm of Kramer Levin         Cortland Trust, Inc.
   Director                                           Naftalis and Frankel LLP                  (registered investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998               Formerly, Chief Executive Officer, YWCA   None
   Director                                           of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1991               Partner, law firm of Pennock & Cooper     None
   Director
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001               Retired                                   None
   Director
-------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          1991               Executive Vice President, Development     None
   Director                                           and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

As of December 31, 2001


The address of each director and officer of AIM International Funds, Inc. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and
Position(s) Held with the          Director and/      Principal Occupation(s)                   Other Directorship(s)
Company                            or Officer Since   During Past 5 Years                       Held by Director
-------------------------------------------------------------------------------------------------------------------------------

   Other Officers
-------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum -- 1947            1991               Director and President, A I M Capital     N/A
   Senior Vice President                              Management, Inc.; Director and
                                                      Executive Vice President, A I M
                                                      Management Group Inc.; Director and
                                                      Senior Vice President, A I M Advisors,
                                                      Inc.; and Director, A I M Distributors,
                                                      Inc. and AMVESCAP PLC
-------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1991               Director, Senior Vice President,          N/A
   Senior Vice President and                          General Counsel and Secretary, A I M
   Secretary                                          Advisors, Inc. and A I M Management
                                                      Group Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company; and Vice President, A I M Fund
                                                      Services, Inc., A I M Capital
                                                      Management, Inc. and A I M
                                                      Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948         1994               Senior Vice President, A I M Capital      N/A
   Vice President                                     Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1992               Vice President and Chief Compliance       N/A
   Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen -- 1940         1999               Vice President, A I M Advisors, Inc.      N/A
   Vice President                                     and A I M Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1991               Vice President and Fund Treasurer,        N/A
   Vice President and Treasurer                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2900
                                Houston, TX 77046               Houston, TX 77046               Houston, TX 77002

COUNSEL TO THE FUND             COUNSEL TO THE DIRECTORS        TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2002, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.49% was derived from U.S. Treasury
Obligations.

THE AIM FAMILY OF FUNDS--Registered Trademark--

================================================================================

                                 MORE AGGRESSIVE

                                  SECTOR EQUITY
                           INTERNATIONAL/GLOBAL EQUITY
                                 DOMESTIC EQUITY
                                  FIXED INCOME

                                MORE CONSERVATIVE

                                   [COVER ART]

================================================================================


         DOMESTIC EQUITY                     INTERNATIONAL/GLOBAL EQUITY                           FIXED INCOME

         MORE AGGRESSIVE                           MORE AGGRESSIVE                                   TAXABLE
AIM Emerging Growth Fund              AIM Developing Markets Fund                                MORE AGGRESSIVE
AIM Small Cap Growth Fund(1)          AIM European Small Company Fund
AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)                AIM High Yield Fund II
AIM Opportunities I Fund(2,3)         AIM International Emerging Growth Fund         AIM High Yield Fund
AIM Mid Cap Growth Fund               AIM Global Aggressive Growth Fund              AIM Strategic Income Fund
AIM Libra Fund                        AIM European Growth Fund(2)                    AIM Income Fund
AIM Dent Demographic Trends Fund      AIM International Growth Fund(2)               AIM Global Income Fund
AIM Opportunities II Fund(2,3)        AIM Global Growth Fund                         AIM Total Return Bond Fund
AIM Constellation Fund                AIM Worldwide Spectrum Fund                    AIM Intermediate Government Fund
AIM Large Cap Growth Fund             AIM Global Trends Fund                         AIM Short Term Bond Fund
AIM Weingarten Fund                   AIM International Core Equity Fund(2)          AIM Floating Rate Fund
AIM Opportunities III Fund(2,3)                                                      AIM Limited Maturity Treasury Fund(4,5)
AIM Small Cap Equity Fund                         MORE CONSERVATIVE                  AIM Money Market Fund
AIM Capital Development Fund
AIM Mid Cap Core Equity Fund(2)                     SECTOR EQUITY                               MORE CONSERVATIVE
AIM Select Equity Fund
AIM Premier Equity II Fund(2)                      MORE AGGRESSIVE                                   TAX-FREE
AIM Premier Equity Fund(2)
AIM Blue Chip Fund                    AIM New Technology Fund                                    MORE AGGRESSIVE
AIM Mid Cap Basic Value Fund          AIM Global Science and Technology Fund(2)
AIM Large Cap Core Equity Fund        AIM Global Energy Fund                         AIM High Income Municipal Fund
AIM Charter Fund                      AIM Global Financial Services Fund             AIM Municipal Bond Fund
AIM Basic Value Fund                  AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(4,5)
AIM Large Cap Basic Value Fund        AIM Global Utilities Fund                      AIM Tax-Exempt Cash Fund
AIM Balanced Fund*                    AIM Real Estate Fund
AIM Basic Balanced Fund*                                                                        MORE CONSERVATIVE
                                                  MORE CONSERVATIVE
        MORE CONSERVATIVE

*Domestic equity and income fund



Equity and fixed-income funds are shown from more aggressive to more conservative. When assessing the degree of risk, qualitative and quantitative factors considered included the funds' portfolio holdings, diversification permitted within the fund, the funds' standard deviations for three, five, 10, 15, 20 and 25 years, R-squared and beta analysis relative to the style-specific benchmarks, and the possibility of incorporating portfolio management tools such as leverage, derivatives and short selling. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For more information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective Oct. 1, 2002, the fund reopened to new investors. (4) Class A shares closed to new investors on Oct. 30, 2002. (5) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after Jan. 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management. As of 9/30/02.

             [AIM FUND LOGO]

A I M Distributors, Inc.                                                GLI-AR-1

                                                                    APPENDIX III

                        ANNUAL REPORT / OCTOBER 31, 2002

                            AIM STRATEGIC INCOME FUND

                                  [COVER IMAGE]

                                    AIM LOGO

                            --Registered Trademark--

                               AIMinvestments.com

================================================================================

                                 [COVER IMAGE]

                     THE CHESS GAME, BY ALICE KENT STODDARD

  CHESS IS LARGELY VIEWED AS A GAME OF STRATEGY, IN WHICH PLANNING THE MOVES OF

  EACH PIECE ON THE BOARD LEADS TO THE ULTIMATE GOAL OF WINNING THE GAME. LIKE

        A THOUGHTFUL CHESS PLAYER, THIS FUND'S MANAGEMENT TEAM CAREFULLY

   WEIGHS ITS OPTIONS AND CHOOSES SECURITIES FOR THE PORTFOLIO THAT WILL HELP

                          THE FUND REACH ITS OBJECTIVE.

================================================================================

AIM STRATEGIC INCOME FUND IS FOR SHAREHOLDERS WHO SEEK HIGH CURRENT INCOME AND, SECONDARILY, GROWTH OF CAPITAL BY INVESTING MAINLY IN DEBT SECURITIES OF ISSUERS IN THE UNITED STATES, DEVELOPED FOREIGN COUNTRIES AND EMERGING MARKETS.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Strategic Income Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or absorbed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day yield will differ.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities (such as U.S. Treasury bills and bonds, the repayment of principal and interest of which is guaranteed by the government if held to maturity).

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lehman High Yield Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper Multi-Sector Income Fund Index represents an average of the performance of the 30 largest multi-sector income funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                               TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           All of us know how difficult the equity markets were during
ROBERT H.           the fiscal year ended October 31, 2002. We are now in the
GRAHAM]             unenviable position of being able to say we have been in a deeper and longer market downturn than that of 1973-74.

                        We know from experience that these conditions do
                    eventually end, though no one can predict exactly when. We are encouraged, however, by the fact that as I write this letter, the U.S. equity market has had several positive weeks in a row. Whether this is the start of a long-term positive trend remains to be seen. In the meantime, let me assure you that all of us at AIM continue to work hard on your behalf.

                        In light of continuing market difficulties, I thought
                    you would appreciate detailed information on some of the methods AIM uses to manage your money. This information is presented in the two pages following this letter. I hope it will provide you with a greater understanding of our investment process, and I encourage you to read it carefully. One of our ongoing goals is to keep all of our shareholders well-informed.

BACK TO BASICS

When market conditions are as trying as they have been during the fiscal year covered by this report, it is well to keep some investing fundamentals in mind. First, seek professional advice--it is more important now than ever. A financial professional can help you:

    o Understand your entire financial profile before selecting individual investments so you can tailor your portfolio to specific goals and timetables.

    o Learn the characteristics of various asset classes. Recently, many investors have been seeking safety in fixed-income investments. Unfortunately, many do not understand that bond prices move in the opposite direction of interest rates. Existing bonds have been rising in value as interest rates have fallen, contributing to attractive total returns. But rates are now so low the upside potential of bond prices is limited. Sooner or later, the economy will expand more robustly, and interest rates will begin to rise. That will lower bond values, reducing total returns. As ever, diversification is an investing fundamental.

    o Develop reasonable expectations. Historically, stocks have averaged about a 10% return per year, bonds less, facts many of us forgot during the 1990s.

YOUR FUND MANAGERS' OBSERVATIONS

In the following pages, your fund's portfolio managers discuss your fund's performance during the fiscal year and the market conditions and investment strategies that affected that performance. I hope you find their comments helpful.

    AIM Strategic Income Fund's 30-day yield was a gratifying 6.24% (Class A shares at maximum offering price) as of October 31, 2002. For share values, however, the fund's aggressive investment approach operated to its disadvantage this year. Increased volatility undercut the value of high-yield bonds, which make up a substantial portion of the fund's portfolio. Excluding sales charges, the total return for the fund's Class A shares for the fiscal year was -6.93%.

    The fund's high-yield holdings have been reduced but not eliminated, because the managers believe that the market will eventually turn--and that when it does, the turn will be sudden. Completely abandoning the high yield sector would mean giving up that potential return.

    Timely information about your fund and the markets is always available on our Web site, aiminvestments.com. Our Client Services Department can be reached during regular business hours at 800-959-4246.

IMPORTANT NEWS ABOUT AIM

This report features AIM's new logo and Web address, which we have adopted to better reflect our diverse line of investment products. We are well known for our mutual funds, but we also offer solutions for many investment situations through a broad array of products and services including retirement products for employers and individuals, annuities, college savings plans, separately managed accounts, and cash management for businesses.

    I am also pleased to announce that Mark Williamson will become Chief Executive Officer of A I M Management Group Inc., the parent company of your fund's advisor and distributor, on January 1, 2003. I will remain Chairman of AIM. Mark has had a long and distinguished career in the mutual fund industry and I am looking forward to his joining the AIM team.

    Thank you for investing with AIM. I look forward to reporting to you again in six months.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
December 2, 2002

================================================================================

                       AIM STRATEGIC INCOME FUND'S 30-DAY

                          YIELD WAS A GRATIFYING 6.24%

                       (CLASS A SHARES AT MAXIMUM OFFERING

                         PRICE) AS OF OCTOBER 31, 2002.

                                ROBERT H. GRAHAM

================================================================================

                      A SPECIAL MESSAGE TO OUR SHAREHOLDERS

INVESTMENT RESEARCH UPDATE FOR AIM CLIENTS


[EDGAR M. LARSEN PHOTO]

    EDGAR M. LARSEN
CHIEF INVESTMENT OFFICER

[GARY T. CRUM PHOTO]

      GARY T. CRUM
DIRECTOR OF INVESTMENTS

THE FINANCIAL MARKETS have been battered over the past year by a wave of corporate scandals, accounting restatements, bankruptcies of high-profile companies and, in a few cases, outright financial fraud. Many investors, understandably, feel uncertain about whether their portfolios are positioned to withstand such a prolonged and severe market downturn. Now seems to be an appropriate time to step back and reiterate AIM's concern for the financial well-being of all of our clients and AIM's commitment to competitive excellence across all investment disciplines.

    We at AIM are proud of our rigorous qualitative and quantitative analytical processes, and we remain confident that we will preserve our long-term record of success through uncompromising fundamental research. During this recent period of market instability, we have placed even greater focus on meticulous research, and we continually look for new ways to improve our process.

    We have the resources and the people needed to seek out the best investment opportunities that exist in any market. It should be emphasized that AIM's teams have not changed their investment strategies; rather our disciplines have been fine-tuned in order to better understand each portfolio holding and to optimize each fund's overall structure.

    Rigorous accounting analysis is at the forefront of our investment-research efforts. AIM employs both internal and external accounting experts and proprietary tools to screen our portfolios for high-risk situations and to look for investment opportunities.

BEYOND THE BOTTOM LINE

By going beyond the reported bottom-line numbers, we strive to understand where a company's growth is coming from and how sustainable it may be. Our discipline takes us through an in-depth examination of the financial statements and industry conditions, combined with an evaluation of management's style and strategy.

    AIM's portfolio managers have taken advantage of some unique valuations in this unusual market environment by adding opportunistically to their portfolios. In addition to strong financial fundamentals and attractively priced securities, AIM's teams look for companies with experienced and credible management teams. Sometimes this means not accepting the consensus view of a particular company.

    AIM seeks independent thought, both from our own analysts and portfolio managers, and from trusted Wall Street sources. Our goal is to cultivate an ongoing dialogue with independent thinkers in every industry, whether they work for one of our portfolio companies, on Wall Street, at an independent research boutique, or right here within our own firm. To this end, we have long had a collaborative environment where communication across investment teams is encouraged.

    For example, AIM's fixed-income and equity analysts attend the same meetings

================================================================================

                               RIGOROUS ACCOUNTING

                                 ANALYSIS IS AT

                                THE FOREFRONT OF

                                 OUR INVESTMENT-

                                RESEARCH EFFORTS.

================================================================================
with company managements, and thus analyze the company from two different perspectives. Our international managers work with our domestic teams to cover the more globally oriented companies. And the teams that manage AIM's sector-specific funds share their industry expertise with the rest of our investment teams. As our professional staff and resources have grown, so have the direct contacts with company management teams. Last year, AIM's analysts and portfolio managers had more than 4,000 meetings with the senior executives of our portfolio companies.

EDUCATION AND TRAINING

Continuing education and training are important in the ever-changing world of investment analysis. We invite experts from such fields as accounting, derivatives and banking to AIM so that we remain informed about current corporate-finance techniques, new accounting regulations and other shifts in the landscape of American business.

    Over the past five years, AIM has devoted substantial resources to our research department's personnel. Today, 68 percent of our investment management and research professionals have earned master's degrees in business or finance. Sixty percent have earned the Chartered Financial Analyst (CFA) or Certified Public Accountant (CPA) designations.

QUANTITATIVE EXPERTISE

AIM's team of quantitative analysts plays a large role in portfolio construction and performance monitoring. Our state-of-the-art proprietary tools include the means to optimize a portfolio's construction, which includes managing and monitoring risk, analyzing performance, and conducting hypothetical trading scenarios to see how they would affect the overall portfolio. These tools offer our investment teams a more acute awareness of how their portfolios stack up against their benchmarks and their peers.

    Attribution tools allow us to monitor relative sector and industry weightings, individual security weightings, and correlations across different holdings. Our portfolio management teams aren't the only ones using these customized risk-assessment tools. They also are used to generate detailed reports that are reviewed by members of AIM's senior management. We have a schedule of formalized periodic reviews to assess the construction and the risk-adjusted performance of the funds, to offer guidance to the portfolio managers, and to take corrective action when warranted.

DIVERSIFICATION OF AIM'S OFFERINGS

Even during the equity-market bubble of the late 1990s, AIM advocated a diversified approach to portfolio management for its clients. As growth stocks registered double-digit gains, we were taking a longer-term view of the markets and actively diversified our product line across market styles and capitalization ranges.

    As the financial markets have changed over the past few years, so has AIM's selection of fund offerings. In the past, AIM was recognized for investing in the equities of U.S. growth companies. Today, AIM's three largest equity funds--AIM Basic Value Fund, AIM Premier Equity Fund and AIM Constellation Fund-- represent three distinctly different investment disciplines: Value, Blend and Growth. Complementing those funds are dozens more in all styles, market-cap ranges, asset classes, and geographic regions.

    AIM's clients can create diversified, all-weather portfolios by selecting from our full spectrum of funds, whether they seek equity or fixed-income, value or growth, domestic or international, aggressive or conservative, or any combination in between. Over the course of any complete market cycle, we expect a portfolio that is a blend of these quality funds will provide a prudent approach to achieving one's long-term investment goals.

    This period of market dislocation has been painful for all of us. But over the long term, we are confident that tightened accounting regulations, an increased level of governmental oversight, and the reallocation of resources following the recent bubble will all result in a healthy resurgence of the American financial system.

    AIM's investment teams and processes continue to be honed and tested in today's challenging environment. We believe that this prolonged bear market has created some unparalleled opportunities to invest in leading companies that will weather the market storm and recover their industry-leading positions when global economic growth reaccelerates.

    We are grateful for the trust our clients have placed in AIM, and we reaffirm our commitment to excellence across all of our investment disciplines.

Sincerely,

/s/ GARY T. CRUM
Gary T. Crum
Director of Investments/AIM

/s/ EDGAR M. LARSEN
Edgar M. Larsen
Chief Investment Officer/AIM

================================================================================

                               ... WE REAFFIRM OUR

                                  COMMITMENT TO

                              EXCELLENCE ACROSS ALL

                                OF OUR INVESTMENT

                                  DISCIPLINES.

================================================================================

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND CONTINUES TO PROVIDE ATTRACTIVE YIELD

HOW DID AIM STRATEGIC INCOME FUND FARE DURING THE FISCAL YEAR?

Uncertainty clouded the market, causing investors to overreact to both good news and bad. The fund, however, held its course, continuing to fulfill its primary objective of furnishing attractive current income to its shareholders. As of October 31, 2002, the fund's 30-day distribution rate at maximum offering price was 7.32% for Class A shares and 7.02% for Class B and Class C shares. Its 30-day yield was 6.24% for Class A shares and 5.88% for Class B and Class C shares. Had the advisor not waived fees and expenses, its 30-day yield would have been 5.63% for Class A shares and 5.24% for Class B and Class C shares.

    The fund's total returns for the 12 months ended October 31, 2002 (excluding sales charges) were -6.93% for Class A shares, -7.54% for Class B shares and -7.43% for Class C shares. The year went poorly for high-yield issues, as illustrated by the -5.49% total return for the Lehman High Yield Index, turning the fund's substantial proportion of high-yield issues into a disadvantage. A risk-averse market favored bonds of the highest grades. The Lehman Aggregate Bond Index, containing only domestic investment-grade bonds, returned 5.89%, while the Lipper Multi-Sector Income Fund Index returned 2.72%. Bonds fared much better than equities: The S&P 500 returned -15.10%.

HOW DID ECONOMIC TRENDS AFFECT BONDS DURING THE FISCAL YEAR?

The U.S. economy emerged in the fourth quarter of 2001 from the recession that had gripped it for the previous three quarters, and continued to grow throughout the fund's fiscal year. Initially, investors moved money back into stocks, and bond prices sagged. But early in the second quarter, the stock market resumed its long decline. Apprehension kept volatility high. Often, if one prominent company missed its earnings forecast, its whole sector's stocks were pummeled. Bonds again became a refuge, and the safest issues were most in demand; values rose, compressing yields. But in early October, stocks rallied and bonds dipped.

WHAT SECTORS PERFORMED BEST IN THE BOND MARKET?

In the United States, Treasuries tallied the best total returns for the year, then agency bonds, mortgage-backed securities and investment-grade corporate bonds.

    U.S. government securities had one of the best quarterly performances in more than a decade in the third quarter of 2002. On average, agency issues and mortgage-backed securities had positive returns, while results for corporate debt were negative; high-yield bonds, as mentioned, came in last. On the whole, financial institutions suffered less than industrials, and those held up better than utilities.

PORTFOLIO COMPOSITION

====================================================================================================================================
                                                                             % of
TOP 10 HOLDINGS                                       Coupon    Maturity   Portfolio            INVESTMENT TYPE BREAKDOWN
------------------------------------------------------------------------------------------------------------------------------------
 1. U.S. Treasury Notes                                4.75%      11/08       7.2%

 2. Bundesrepublik Deutschland-                                                                 International Corporate
    Series 2002, Bonds                                 5.00        7/12       3.2                 & Gov't. Bonds                 14%

 3. Texas-New Mexico Power Co., Sr.                                                             U.S. Gov't. & Agency             11%
    Unsec. Notes                                       6.25        1/09       2.2
                                                                                                Mortgage-Backed                  10%

 4. News America Holdings, Inc., Sr.                                                               [PIE CHART]

    Gtd. Deb.                                          9.25        2/13       1.8               Convertible Bonds                 6%

 5. Noble Energy, Inc., Sr. Unsec. Deb.                7.25        8/97       1.7               Cash & Other                      7%

 6. Newfield Exploration Co., Sr. Unsec.                                                        U.S. Corporate Bonds             52%
    Unsub. Notes                                       7.63        3/11       1.7

 7. Wachovia Corp., Unsec. Putable Sub.
    Deb.                                               7.50        4/05       1.6

 8. Lamar Advertising Co., Conv. Unsec.
    Notes                                              5.25        9/06       1.4

 9. News America Holdings, Inc., Putable
    Notes                                              8.45        8/06       1.4

10. Comverse Technology, Inc., Sr. Unsec.
    Conv. Sub. Notes                                   1.50       12/05       1.4

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

================================================================================

                              THE FUND CONTINUED TO

                                 PURSUE A WIDELY

                            DIVERSIFIED, MULTI-SECTOR

                                    APPROACH.

================================================================================

    Weak corporate earnings led to credit quality downgrades for many firms. Investors' anxiety about possible defaults depressed bond values, sharply widening yield spreads vs. Treasuries even for high-quality debt.

    Globally, government bonds outperformed corporates for the year as economic growth remained anemic. European bonds rallied in the third quarter of 2002, but underperformed U.S. issues; U.K. fixed-income securities outperformed both, while the Asia-Pacific region underperformed.

HOW WAS THE FUND POSITIONED, AND WHAT CHANGES DID YOU MAKE?

The fund continued to pursue a widely diversified, multi-sector approach, investing in U.S. government and investment-grade corporate bonds, high-yield bonds, and government and corporate bonds of developed and developing countries.

    During the second quarter of 2002 the high-yield market took a steep downward turn, causing the fund's high-yield component to exert a negative impact on fund performance. When the trend extended into the third quarter, we reduced the fund's exposure to high-yield securities from over 40% of the portfolio (a level historically typical for the fund) to less than 25% and added more higher-quality holdings to ride out this period of instability. At the end of the fiscal year, the fund's average credit quality rating was A, up from its customary BBB.

    During the latter part of the fiscal year we trimmed holdings in industrials and purchased more in the financial sector to capture relative outperformance. The total allocation to international funds did not change greatly, but during the year we began favoring the more developed economies, as developing-markets debt was rattled by difficulties in Argentina and Brazil.

WHAT WAS THE MARKET SITUATION AT THE END OF THE FUND'S FISCAL YEAR?

Mixed economic results suggested slow growth. Third-quarter gross domestic product (GDP) growth was healthy, but the Federal Reserve Board (the Fed) observed sluggish economic activity and weak retail sales in September and early October. A weak job market threatened to put a damper on consumer spending as companies were reluctant to hire new employees amid concerns about the strength of the economy.

    The direction of the markets remained unpredictable, as economic and geopolitical uncertainties kept investors on edge. Though stocks were rising and bonds falling at the close of the fiscal year, economists lacked consensus on when the economy was likely to strengthen enough for the Fed to begin raising rates. Historically, the principal values of fixed-income securities have tended to decline as interest rates rise, so investors should take care to maintain realistic expectations and to keep their portfolios well diversified to counteract risk. However, we believe the portfolio is well positioned to take advantage of a variety of potential market conditions.


as of 10/31/02, based on total net assets

================================================================================
TOP 10 INDUSTRIES
--------------------------------------------------------------------------------
 1. Oil & Gas Exploration & Production          9.1%

 2. Electric Utilities                          8.0

 3. U.S. Treasury Notes                         7.2

 4. Broadcasting & Cable TV                     6.9

 5. Banks                                       5.9

 6. Federal National Mortgage
    Association (FNMA)                          5.6

 7. Sovereign Debt                              5.6

 8. Diversified Financial Services              4.8

 9. Publishing                                  3.5

10. Integrated Oil & Gas                        3.4
================================================================================

================================================================================

eDELIVERY

REDUCE YOUR PAPER MAIL WITH AIM'S eDELIVERY

Sign up for eDelivery by going to aiminvestments.com and you can have your fund reports and prospectuses delivered electronically. At our Web site, select "Your AIM Account," log in, click on the "Account Options" dropdown menu and select "eDelivery." You will no longer receive paper copies of these documents. Instead you'll receive a link to the documents via email. (You can cancel the service at the Web site at any time.)

   If you receive account statements, fund reports and prospectuses from your financial advisor rather than from AIM, eDelivery is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.

================================================================================

================================================================================

                            PORTFOLIO MANAGEMENT TEAM

                                 AS OF 10/31/02

                                 ROBERT G. ALLEY

                                 JAN H. FRIEDLI

                                CAROLYN L. GIBBS

                                 SCOT W. JOHNSON

                                 CRAIG A. SMITH

                          See important fund and index
                         disclosures inside front cover.

================================================================================

                                                                   [COVER IMAGE]

FUND PERFORMANCE

================================================================================

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
10/31/92-10/31/02


                        AIM STRATEGIC INCOME FUND               LEHMAN AGGREGATE
DATE                         CLASS A SHARES                        BOND INDEX
10/92                             9525                                10000
1/93                              9685                                10356
4/93                             10699                                10656
7/93                             11833                                10925
10/93                            13049                                11187
1/94                             13884                                11302
4/94                             11060                                10745
7/94                             11365                                10933
10/94                            11688                                10776
1/95                             10644                                11041
4/95                             11158                                11532
7/95                             11639                                12039
10/95                            12042                                12463
1/96                             13282                                12911
4/96                             13166                                12527
7/96                             13755                                12704
10/96                            14813                                13190
1/97                             15572                                13332
4/97                             15391                                13415
7/97                             16533                                14073
10/97                            16206                                14364
1/98                             16573                                14762
4/98                             17166                                14878
7/98                             16730                                15179
10/98                            15654                                15703
1/99                             16273                                15953
4/99                             16223                                15810
7/99                             15764                                15554
10/99                            15666                                15784
1/00                             15851                                15655
4/00                             15331                                16007
7/00                             15445                                16481
10/00                            15295                                16936
1/01                             16158                                17822
4/01                             15696                                17991
7/01                             15714                                18574
10/01                            15611                                19405
1/02                             15579                                19169
4/02                             15596                                19403
7/02                             14027                                19975
10/02                            14528                                20546

                                                            Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

================================================================================

The chart compares AIM Strategic Income Fund Class A shares to a benchmark index. It is intended to give you a general idea of how your fund performed compared to this index over the period 10/31/92-10/31/02. It is important to understand the difference between your fund and an index. A market index such as the Lehman Aggregate Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

    Your fund's total return includes sales charges, expenses and management fees.

    Performance of the fund's Class A, B and C shares will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares.

    Performance for the index does not reflect the effects of taxes. This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

FUND RETURNS

as of 10/31/02

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

including sales charges

CLASS A SHARES
 10 years                 3.81%
  5 years                -3.11
  1 year                -11.35

CLASS B SHARES
 10 years                 3.77%
  5 years                -3.08
  1 year                -11.84

CLASS C SHARES
 Inception (3/1/99)      -2.90%
  1 year                 -8.29

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) for periods ended 9/30/02, the most recent calendar quarter-end, which were: Class A shares, 10 years, 3.84%; five years, -3.70%; one year, -7.67%. Class B shares, inception (10/22/92), 3.84%; five years, -3.66%; one year, -8.21%. Class C shares, inception (3/1/99), -2.62%; one year, -4.64%.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

EDUCATION AND PLANNING

OLD BUT GOOD ADVICE--THINK LONG TERM AND STAY DIVERSIFIED

There have been a lot of bumps in the investing road since the stock market peaked in 2000, and you may have been tempted to simply stay out of the markets. Or you may have jumped around in the market, looking for hot funds. Both are bad ideas. Stay invested and diversify.

MARKETS HAVE DELIVERED

Of the 10 calendar years ended December 31, 2001, only two were negative for the S&P 500 (and they were the first back-to-back negative years since the 1970s).

    In fact, for the five years ended December 31--a period that includes a two-year bear market, the worst one in a generation--the S&P 500 produced double-digit average annual total returns. (Of course, past performance cannot guarantee comparable future results.)

    Long-term (1900 through 2001) the performance of the U.S. stock market is excellent: 69 years with positive performance vs. 33 with negative performance. In addition, when the market rises, it tends to rise more than it falls during negative years. The average return for the market's 33 down years was -13.18%. But for the 69 up years, its average return was 22.46%.*

IT'S TIME, NOT TIMING

Research shows that pulling out of the stock market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. Even when markets have been as volatile as they have been the past few years, you were better off staying the course than trying to guess when to get out and get back in.

DIVERSIFICATION MATTERS

Markets and sectors have always gone in and out of favor, and they always will. Diversification is still the key to a strong portfolio in any market. The table of year-by-year results below shows bonds as the best choice over the past two years. That doesn't mean junk everything else and invest in bonds. It means stay diversified. When domestic and foreign stocks rebound, be certain you're invested in them.

DON'T TRAVEL ALONE

You are bound to meet more obstacles and detours before you reach your investment destination. The road will feel a lot smoother if you travel with a financial advisor, someone who knows your goals, how much risk you can take and what investments will suit you best.

* Markets are represented by the Dow Jones Industrial Average from 1900 through 1927 and by the S&P 500 from 1928 through 2001.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM HISTORICAL PERFORMANCE.

Results are based on total returns and include reinvestment of dividends. An investment cannot be made directly in an index. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

THE LONG AND SHORT OF INVESTING

================================================================================

THE PENALTY FOR MISSING THE MARKET

S&P 500 9/30/92-9/30/02

PERIOD                          AVERAGE ANNUAL             GROWTH
OF INVESTMENT                    TOTAL RETURN            OF $10,000
Staying the Course                  9.00%                 $23,674
Miss the 10 Best Days               4.05                   14,868
Miss the 20 Best Days              -0.40                   10,406
Miss the 30 Best Days              -2.56                    7,712
Miss the 40 Best Days              -5.09                    5,933
Miss the 60 Best Days              -9.42                    3,718

Sources: FactSet Research Systems, Lipper, Inc.

================================================================================

YEAR BY YEAR RESULTS

Average total returns for three asset classes

                                     FOREIGN STOCKS              U.S. BONDS
               U.S. STOCKS       (MSCI EAFE--Registered       (LEHMAN AGGREGATE
YEAR            (S&P 500)          Trademark-- INDEX)             BOND INDEX)
1997             33.35%                  1.78%                       9.65%
1998             28.60                  20.00                        8.69
1999             21.03                  26.96                       -0.82
2000             -9.10                 -14.17                       11.63
2001            -11.88                 -21.44                        8.44

The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded blue chip stocks. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock-market performance. The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--) is a group of foreign securities tracked by Morgan Stanley Capital International. The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

================================================================================

FINANCIALS

Schedule of Investments

October 31, 2002

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-65.50%

Advertising-1.44%

Lamar Advertising Co., Conv. Unsec. Notes,
  5.25%, 09/15/06                              $1,300,000   $ 1,309,750
=======================================================================

Aerospace & Defense-1.00%

Lockheed Martin Corp., Unsec. Gtd. Unsub.
  Notes, 7.25%, 05/15/06                          500,000       568,340
-----------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07              315,000       342,355
=======================================================================
                                                                910,695
=======================================================================

Airlines-0.16%

Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          280,000       141,400
=======================================================================

Apparel Retail-0.40%

Gap, Inc. (The), Unsec. Unsub. Notes, 9.90%,
  12/15/05                                        365,000       366,825
=======================================================================

Apparel, Accessories & Luxury Goods-0.22%

Russell Corp., Sr. Notes, 9.25%, 05/01/10
  (Acquired 04/11/02; Cost $90,000)(a)             90,000        93,150
-----------------------------------------------------------------------
William Carter Co. (The), Sr. Unsec. Gtd.
  Sub. Notes, 10.88%, 08/15/11                     95,000       103,075
=======================================================================
                                                                196,225
=======================================================================

Automobile Manufacturers-0.79%

General Motors Corp., Unsec. Putable Deb.,
  8.80%, 03/01/21                                 750,000       721,222
=======================================================================

Banks-4.74%

Bank One Corp., Sr. Unsec. Unsub. Notes,
  7.63%, 08/01/05                                 400,000       451,852
-----------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                        300,000       324,180
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          300,000       309,447
-----------------------------------------------------------------------
Santander Finance Issuances (Cayman Islands),
  Unsec. Gtd. Sub. Yankee Notes, 7.00%,
  04/01/06                                        150,000       155,829
-----------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/05                                 900,000       981,414
-----------------------------------------------------------------------
  7.50%, 04/15/05                               1,200,000     1,413,180
-----------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                          575,000       673,428
=======================================================================
                                                              4,309,330
=======================================================================

Broadcasting & Cable TV-6.79%

Adelphia Communications Corp.
  Sr. Unsec. Notes, 10.88%, 10/01/10(b)           550,000       182,875
-----------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%,
    03/01/07(b)                                   140,000        46,550
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Broadcasting & Cable TV-(Continued)

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Yankee Notes, 7.30%,
  10/15/06                                     $  750,000   $   779,722
-----------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes,
  10.75%, 10/01/09                                420,000       187,950
-----------------------------------------------------------------------
  11.13%, 01/15/11                                220,000        98,450
-----------------------------------------------------------------------
Charter Communications, Inc., Sr. Conv.
  Notes, 5.75%, 10/15/05 (Acquired 10/25/00;
  Cost $1,500,000)(a)                           1,500,000       330,000
-----------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%, 11/15/07      250,000       181,250
-----------------------------------------------------------------------
Cox Communications, Inc., Sr. Unsec. RAPS
  Notes, 2.47%, 11/07/02                          350,000       350,878
-----------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Deb., 7.88%,
  02/15/18                                      1,250,000       968,750
-----------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes,
  7.25%, 07/15/08                                 500,000       407,500
-----------------------------------------------------------------------
  7.88%, 12/15/07                                 700,000       581,000
-----------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09               300,000        58,500
-----------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                          500,000       202,500
-----------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 8.75%, 12/15/11                100,000       105,500
-----------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                                 200,000       197,986
-----------------------------------------------------------------------
  8.75%, 08/01/15                                 500,000       469,375
-----------------------------------------------------------------------
Time Warner Inc., Unsec. Deb., 9.15%,
  02/01/23                                      1,000,000     1,017,500
=======================================================================
                                                              6,166,286
=======================================================================

Casinos & Gambling-0.97%

Boyd Gaming Corp., Sr. Unsec. Gtd. Notes,
  9.25%, 08/01/09                                 210,000       227,850
-----------------------------------------------------------------------
  8.75%, 04/15/12                                 215,000       218,225
-----------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12                270,000       278,100
-----------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                          155,000       156,162
=======================================================================
                                                                880,337
=======================================================================

Commodity Chemicals-0.08%

ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 07/01/11                     70,000        71,400
=======================================================================

Computer Hardware-0.71%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Putable Deb., 8.00%,
  05/01/03 (Acquired 03/07/00; Cost
  $480,000)(a)(b)(c)                              600,000        31,800
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Computer Hardware-(Continued)

IBM Corp., Deb., 8.38%, 11/01/19               $  500,000   $   611,190
=======================================================================
                                                                642,990
=======================================================================

Construction Materials-0.38%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         360,000       349,200
=======================================================================

Consumer Finance-1.68%

Ford Motor Credit Co., Unsec. Notes, 6.88%,
  02/01/06                                        750,000       697,582
-----------------------------------------------------------------------
General Motors Acceptance Corp., Unsec.
  Unsub. Notes, 7.63%, 06/15/04                   175,000       180,488
-----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                                 200,000       178,720
-----------------------------------------------------------------------
  8.00%, 05/09/05                                 500,000       471,410
=======================================================================
                                                              1,528,200
=======================================================================

Distillers & Vintners-0.39%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 300,000       350,277
=======================================================================

Diversified Chemicals-0.20%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08         200,000       181,000
=======================================================================

Diversified Financial Services-3.84%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                 200,000       209,846
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 180,000       188,005
-----------------------------------------------------------------------
Citigroup Inc.
  Sr. Unsec. Notes, 4.13%, 06/30/05               100,000       104,070
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32              625,000       636,731
-----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 07/25/02; Cost $218,316)(a)           200,000       219,310
-----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Notes, 6.80%, 11/01/05              100,000       111,217
-----------------------------------------------------------------------
John Hancock Global Funding II
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $295,243)(a)           280,000       300,947
-----------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $99,945)(a)                                100,000       104,254
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.94%, 02/10/28(d)   2,200,000       311,278
-----------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                        150,000       180,577
-----------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06     300,000       320,244
-----------------------------------------------------------------------
Washington Mutual Financial, Sr. Unsec.
  Notes, 8.25%, 06/15/05                          325,000       367,699
-----------------------------------------------------------------------
Wells Fargo Financial, Inc., Notes, 6.13%,
  02/15/06                                        400,000       436,680
=======================================================================
                                                              3,490,858
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Electric Utilities-7.57%

AES Corp. (The), Sr. Unsec. Unsub. Notes,
  8.75%, 12/15/02                              $1,000,000   $   895,000
-----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        560,000       184,800
-----------------------------------------------------------------------
CenterPoint Energy, Inc., Conv. ZENS, 2.00%,
  09/15/29                                         17,000       369,920
-----------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           400,000       414,396
-----------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                 695,000       517,775
-----------------------------------------------------------------------
Cogentrix Energy, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 10/15/08                     550,000       165,000
-----------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32         200,000       186,652
-----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21(e)                              385,000       536,070
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                365,000        93,075
-----------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(f)        1,150,000     1,223,773
-----------------------------------------------------------------------
Public Service Company of New Mexico-Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            300,000       321,558
-----------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                               2,000,000     1,967,120
=======================================================================
                                                              6,875,139
=======================================================================

Electrical Components & Equipment-1.13%

ASM Lithography Holding N.V. (Netherlands),
  Conv. Yankee Bonds, 4.25%, 11/30/04
  (Acquired 04/05/00; Cost $1,507,813)(a)       1,250,000     1,029,750
=======================================================================

Electronic Equipment & Instruments-0.14%

Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                        140,000       126,700
=======================================================================

Forest Products-0.12%

Louisiana-Pacific Corp., Sr. Unsec. Notes,
  8.50%, 08/15/05                                 110,000       111,650
=======================================================================

Gas Utilities-0.47%

El Paso Corp., Sr. Medium Term Notes, 8.05%,
  10/15/30                                        200,000       118,750
-----------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Unsec.
  Yankee Deb., 8.63%, 05/15/12                    250,000       305,098
=======================================================================
                                                                423,848
=======================================================================

Health Care Equipment-0.09%

Radiologix, Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 10.50%, 12/15/08                          85,000        84,575
=======================================================================

Health Care Facilities-0.63%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Notes, 10.38%, 02/15/09                    400,000       428,000
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Health Care Facilities-(Continued)

Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                              $  140,000   $   140,700
=======================================================================
                                                                568,700
=======================================================================

Homebuilding-0.91%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Notes, 8.38%, 04/15/12                          115,000       117,875
-----------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    400,000       422,000
-----------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.13%, 05/01/12                          350,000       288,750
=======================================================================
                                                                828,625
=======================================================================

Hotels, Resorts & Cruise Lines-0.29%

John Q. Hammons Hotels, Inc., Sr. 1st
  Mortgage Notes, 8.88%, 05/15/12                 120,000       116,400
-----------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Yankee Notes, 8.88%,
  08/15/11                                        150,000       148,500
=======================================================================
                                                                264,900
=======================================================================

Industrial Machinery-0.35%

NMHG Holding Co., Unsec. Gtd. Notes, 10.00%,
  05/15/09                                         60,000        57,600
-----------------------------------------------------------------------
Pall Corp., Notes, 6.00%, 08/01/12 (Acquired
  08/01/02; Cost $249,873)(a)                     250,000       258,825
=======================================================================
                                                                316,425
=======================================================================

Integrated Oil & Gas-3.42%

BP Canada Finance Co. (Canada), Yankee Bonds,
  3.38%, 10/31/07                                 750,000       754,523
-----------------------------------------------------------------------
El Paso Energy Partners, L.P.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.50%, 06/01/11         200,000       180,500
-----------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee
  Bonds, 8.90%, 08/15/28                          625,000       688,619
-----------------------------------------------------------------------
Occidental Petroleum Corp.
  Sr. Putable Deb., 9.25%, 08/01/04               950,000     1,213,549
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 6.50%, 04/01/05               250,000       269,765
=======================================================================
                                                              3,106,956
=======================================================================

Integrated Telecommunication Services-0.99%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                    140,000       149,793
-----------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                        250,000        50,000
-----------------------------------------------------------------------
Sprint Capital Corp.
  Sr. Unsec. Gtd. Notes, 6.00%, 01/15/07          255,000       206,869
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Notes, 6.13%,
    11/15/08                                      440,000       344,300
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32              200,000       150,750
=======================================================================
                                                                901,712
=======================================================================

Life & Health Insurance-0.19%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                        150,000       171,480
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Multi-Line Insurance-0.33%

AIG SunAmerica Global Financing IX, Bonds,
  6.90%, 03/15/32 (Acquired 07/31/02; Cost
  $287,306)(a)                                 $  275,000   $   299,417
=======================================================================

Oil & Gas Drilling-0.82%

Northern Natural Gas, Notes, 5.38%, 10/31/12
  (Acquired 10/09/02; Cost $164,767)(a)           165,000       160,769
-----------------------------------------------------------------------
Transocean Inc., Unsec. Notes, 6.95%,
  04/15/08                                        525,000       585,858
=======================================================================
                                                                746,627
=======================================================================

Oil & Gas Equipment & Services-0.57%

Smith International, Inc., Notes, 6.75%,
  02/15/11                                        500,000       518,790
=======================================================================

Oil & Gas Exploration & Production-9.08%

Amerada Hess Corp., Unsec. Notes, 5.30%,
  08/15/04                                        200,000       209,464
-----------------------------------------------------------------------
Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                         1,000,000     1,144,410
-----------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 07/31/02;
  Cost $228,582)(a)                               225,000       232,391
-----------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          240,000       246,000
-----------------------------------------------------------------------
Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                350,000       315,438
-----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        400,000       462,232
-----------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           300,000       347,802
-----------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                        390,000       391,950
-----------------------------------------------------------------------
Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb.,
  5.25%, 02/15/10                               1,000,000     1,081,250
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          550,000       592,312
-----------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        1,500,000     1,575,000
-----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                      1,760,000     1,582,662
-----------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                  70,000        64,750
=======================================================================
                                                              8,245,661
=======================================================================

Oil & Gas Refining, Marketing &
  Transportation-1.34%

Petroleos Mexicanos (Mexico)
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
  12/02/08                                        600,000       657,750
-----------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
  Bonds, 9.50%, 03/15/06                          500,000       559,390
=======================================================================
                                                              1,217,140
=======================================================================

Packaged Foods & Meats-0.30%

Dole Foods Co., Inc., Sr. Unsec. Notes,
  7.25%, 05/01/09                                 300,000       273,750
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Paper Products-0.30%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08            $  260,000   $   271,700
=======================================================================

Pharmaceuticals-1.49%

aaiPharma Inc., Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 04/01/10                                250,000       238,750
-----------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                          200,000       204,000
-----------------------------------------------------------------------
Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                        400,000       446,852
-----------------------------------------------------------------------
Roche Holding A.G., Conv. Putable LYONS,
  0.32%, 01/19/04 (Acquired 03/10/00; Cost
  $624,813)(a)(d)                                 650,000       464,750
=======================================================================
                                                              1,354,352
=======================================================================

Publishing-3.47%

News America Holdings,
  Putable Notes, 8.45%, 08/01/06                1,200,000     1,300,428
-----------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                1,450,000     1,648,041
-----------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        200,000       198,382
=======================================================================
                                                              3,146,851
=======================================================================

Railroads-0.66%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                        250,000       274,275
-----------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10               325,000       326,625
=======================================================================
                                                                600,900
=======================================================================

Real Estate Investment Trusts-1.77%

EOP Operating L.P., Sr. Unsec. Notes, 6.50%,
  01/15/04                                        150,000       155,849
-----------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                 500,000       523,190
-----------------------------------------------------------------------
Host Marriott L.P.
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                        270,000       263,250
-----------------------------------------------------------------------
  Series I, Unsec. Gtd. Notes, 9.50%,
    01/15/07                                      450,000       450,000
-----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 210,000       211,050
=======================================================================
                                                              1,603,339
=======================================================================

Semiconductors-0.11%

ON Semiconductor Corp., Sr. Sec. Gtd. Notes,
  12.00%, 05/15/08 (Acquired 05/01/02; Cost
  $116,282)(a)                                    120,000        73,800
-----------------------------------------------------------------------
TranSwitch Corp., Conv. Unsec. Unsub. Notes,
  4.50%, 09/12/05 (Acquired 09/06/00; Cost
  $37,000)(a)                                      37,000        21,506
=======================================================================
                                                                 95,306
=======================================================================

Sovereign Debt-1.16%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                          185,000       191,714
-----------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                          370,000       375,758
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Sovereign Debt-(Continued)

United Mexican States-Series A (Mexico),
  Yankee Medium Term Notes, 9.88%, 02/01/10    $  420,000   $   487,200
=======================================================================
                                                              1,054,672
=======================================================================

Specialty Chemicals-0.04%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                 100,000        39,500
=======================================================================

Specialty Stores-0.42%

CSK Auto, Inc., Sr. Unsec. Gtd. Notes,
  12.00%, 06/15/06                                360,000       379,800
=======================================================================

Telecommunications Equipment-1.40%

Comverse Technology, Inc., Sr. Unsec. Conv.
  Sub. Notes, 1.50%, 12/01/05 (Acquired
  12/05/00; Cost $1,537,500)(a)                 1,500,000     1,228,125
-----------------------------------------------------------------------
Kestrel Solutions, Conv. Sub. Notes, 5.50%,
  07/15/05 (Acquired 07/20/00; Cost
  $750,000)(a)(b)(c)                              750,000        39,750
=======================================================================
                                                              1,267,875
=======================================================================

Trucking-0.47%

North American Van Lines, Sr. Unsec. Gtd.
  Sub. Notes, 13.38%, 12/01/09                    435,000       428,475
=======================================================================

Wireless Telecommunication Services-1.68%

iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(f)                                     350,000        19,250
-----------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                                400,000        82,000
-----------------------------------------------------------------------
Nextel Communications, Inc.
  Sr. Conv. Notes, 5.25%, 01/15/10 (Acquired
  02/15/00; Cost $1,055,000)(a)                 1,000,000       695,000
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 02/01/11               600,000       513,000
-----------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                440,000       213,400
=======================================================================
                                                              1,522,650
=======================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $67,294,111)                               59,493,260
=======================================================================

                                               PRINCIPAL
                                               AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE
  BONDS & NOTES-5.64%

Germany-4.31%

Bundesrepublik Deutschland (Sovereign Debt)-
  Series 2002, Bonds, 5.00%, 07/04/12     EUR   2,800,000     2,880,233
-----------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks), Sr.
  Unsec. Unsub. Notes, 5.25%, 07/04/12    EUR   1,000,000     1,034,915
=======================================================================
                                                              3,915,148
=======================================================================

United Kingdom-1.33%

ONO Finance PLC (Broadcasting & Cable TV),
  Sr. Unsec. Gtd. Euro Notes, 13.00%,
  05/01/09  EUR                                   300,000        56,463
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                               AMOUNT(G)       VALUE
-----------------------------------------------------------------------
United Kingdom-(Continued)

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07           EUR     650,000   $ 1,151,689
=======================================================================
                                                              1,208,152
=======================================================================
    Total Non-U.S. Dollar Denominated Non-
      Convertible Bonds & Notes (Cost
      $5,139,787)                                             5,123,300
=======================================================================

                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-1.74%

Fertilizers & Agricultural Chemicals-0.08%

Monsanto Co.                                        4,334        71,641
=======================================================================

Home Furnishings-0.00%

O'Sullivan Industries, Inc.
  Series B-Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(h)                  960            10
-----------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
    Cost $0)(a)(h)                                    960            10
=======================================================================
                                                                     20
=======================================================================

Multi-Utilities & Unregulated Power-0.46%

Mirant Trust I-Series A, $3.13 Conv. Pfd.          28,300       414,595
=======================================================================

Pharmaceuticals-1.20%

Pharmacia Corp.                                    25,407     1,092,501
=======================================================================

Railroads-0.00%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(h)                  325         3,981
=======================================================================

Wireless Telecommunication Services-0.00%

IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(h)                  400           100
-----------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(h)                            425             4
=======================================================================
                                                                    104
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,836,465)                             1,582,842
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-8.90%

Federal Home Loan Mortgage Corp.
  (FHLMC)-3.29%

Pass Through Ctfs.,
  6.00%, 05/01/17 to 06/01/17                  $  914,375   $   952,842
-----------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/31                   1,919,605     2,003,108
-----------------------------------------------------------------------
Pass Through Ctfs.,
  7.00%, 07/01/29                                  32,357        33,815
=======================================================================
                                                              2,989,765
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

Federal National Mortgage Association
  (FNMA)-5.61%

Pass Through Ctfs.,
  6.50%, 10/01/16 to 11/01/16                  $   83,903   $    88,126
-----------------------------------------------------------------------
Pass Through Ctfs.,
  6.50%, 03/01/29 to 11/01/31                   1,399,344     1,451,988
-----------------------------------------------------------------------
  7.00%, 09/01/31 to 12/01/31                   1,216,663     1,271,453
-----------------------------------------------------------------------
  7.50%, 08/01/29 to 04/01/31                     990,361     1,048,266
-----------------------------------------------------------------------
Pass Through Ctfs.,
  8.00%, 06/01/31                                 643,018       687,814
-----------------------------------------------------------------------
Pass Through Ctfs.,
  8.50%, 02/01/28                                 450,590       488,265
-----------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                  54,000        60,247
=======================================================================
                                                              5,096,159
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $7,882,758)                                       8,085,924
=======================================================================

U.S. TREASURY SECURITIES-8.94%

U.S. Treasury Bonds-1.76%

  7.25%, 05/15/16                                 900,000     1,137,366
-----------------------------------------------------------------------
  6.25%, 08/15/23                                 400,000       459,684
=======================================================================
                                                              1,597,050
=======================================================================

U.S. Treasury Notes--7.18%

  4.75%, 11/15/08                               6,000,000     6,519,780
=======================================================================
    Total U.S. Treasury Securities (Cost
      $8,090,214)                                             8,116,830
=======================================================================

ASSET-BACKED SECURITIES-2.42%

Airlines-0.98%

Continental Airlines, Inc.,
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                        435,430       345,831
-----------------------------------------------------------------------
  Series 2000-1, Class A-1, Sr. Sec. Pass
  Through Ctfs., 8.05%, 11/01/20                  283,293       216,011
-----------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                  437,459       329,188
=======================================================================
                                                                891,030
=======================================================================

Diversified Financial Services-1.00%

Citicorp Lease
  Class A1, Series 1999-1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $329,488)(a)                               312,504       340,082
-----------------------------------------------------------------------
  Class A2, Series 1999-1, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00;
  Cost $493,835)(a)                               500,000       563,835
=======================================================================
                                                                903,917
=======================================================================

Electric Utilities-0.44%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                        400,000       403,668
=======================================================================
    Total Asset-Backed Securities (Cost
      $2,324,175)                                             2,198,615
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-3.75%

STIC Liquid Assets Portfolio(i)                 1,703,510   $ 1,703,510
-----------------------------------------------------------------------
STIC Prime Portfolio(i)                         1,703,510     1,703,510
=======================================================================
    Total Money Market Funds (Cost
      $3,407,020)                                             3,407,020
=======================================================================
TOTAL INVESTMENTS-96.89% (Cost $96,974,530)                  88,007,791
=======================================================================
OTHER ASSETS LESS LIABILITIES-3.11%                           2,823,159
=======================================================================
NET ASSETS-100.00%                                          $90,830,950
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
Gtd.    - Guaranteed
Jr.     - Junior
LYONS   - Liquid Yield Option Notes
Pfd.    - Preferred
RAPS    - Redeemable & Putable Securities
REIT    - Real Estate Investment Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants
ZENS    - Zero Exchange Sub. Notes

Notes to Schedule of Investments:

(a) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate market value of these securities at 10/31/02 was $6,491,566, which represented 7.15% of the Fund's net assets. The Fund has no rights to demand registration of these securities. 2.57% of the aggregate market value of these securities is considered to be liquid under procedures established by the Board of Trustees.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e) Secured by bond insurance provided by Ambac Assurance Corp.
(f) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2002

ASSETS:

Investments, at market value (cost $96,974,530)  $88,007,791
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,826,992
------------------------------------------------------------
  Fund shares sold                                     9,996
------------------------------------------------------------
  Dividends and interest                           1,569,185
------------------------------------------------------------
Investment for deferred compensation plan              2,593
------------------------------------------------------------
Other assets                                          22,059
============================================================
     Total assets                                 91,438,616
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                             450,729
------------------------------------------------------------
  Deferred compensation plan                           2,593
------------------------------------------------------------
Accrued distribution fees                             74,142
------------------------------------------------------------
Accrued trustees' fees                                   907
------------------------------------------------------------
Accrued transfer agent fees                           25,552
------------------------------------------------------------
Accrued operating expenses                            53,743
============================================================
     Total liabilities                               607,666
============================================================
Net assets applicable to shares outstanding      $90,830,950
____________________________________________________________
============================================================


NET ASSETS:

Class A                                          $67,474,736
____________________________________________________________
============================================================
Class B                                          $21,109,630
____________________________________________________________
============================================================
Class C                                          $ 2,246,584
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            9,091,648
____________________________________________________________
============================================================
Class B                                            2,836,051
____________________________________________________________
============================================================
Class C                                              302,140
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      7.42
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $7.42 divided by
       95.25%)                                   $      7.79
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      7.44
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      7.44
____________________________________________________________
============================================================


Statement of Operations
For the year ended October 31, 2002

INVESTMENT INCOME:

Interest                                         $  8,302,878
-------------------------------------------------------------
Dividends                                             140,032
-------------------------------------------------------------
Dividends from affiliated money market funds           20,636
=============================================================
    Total investment income                         8,463,546
=============================================================

EXPENSES:

Advisory fees                                         747,890
-------------------------------------------------------------
Administrative services fees                           50,000
-------------------------------------------------------------
Custodian fees                                         13,564
-------------------------------------------------------------
Distribution fees -- Class A                          246,894
-------------------------------------------------------------
Distribution fees -- Class B                          301,840
-------------------------------------------------------------
Distribution fees -- Class C                           24,320
-------------------------------------------------------------
Transfer agent fees                                   332,320
-------------------------------------------------------------
Trustees' fees                                          9,953
-------------------------------------------------------------
Other                                                 173,168
=============================================================
    Total expenses                                  1,899,949
=============================================================
Less: Fees waived                                    (600,489)
-------------------------------------------------------------
    Expenses paid indirectly                           (1,925)
=============================================================
    Net expenses                                    1,297,535
=============================================================
Net investment income                               7,166,011
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (10,473,236)
-------------------------------------------------------------
  Foreign currencies                                  (18,307)
-------------------------------------------------------------
  Foreign currency contracts                          (46,401)
=============================================================
                                                  (10,537,944)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (4,125,616)
-------------------------------------------------------------
  Foreign currencies                                    1,621
-------------------------------------------------------------
  Foreign currency contracts                          (15,178)
=============================================================
                                                   (4,139,173)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                       (14,677,117)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $ (7,511,106)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the years ended October 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   7,166,011    $   9,122,003
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (10,537,944)      (7,077,279)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           (4,139,173)         107,182
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (7,511,106)       2,151,906
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (4,831,416)      (4,180,316)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,935,024)      (4,789,082)
--------------------------------------------------------------------------------------------
  Class C                                                          (149,195)         (94,741)
--------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                          (723,193)         (65,346)
--------------------------------------------------------------------------------------------
  Class B                                                          (272,948)         (81,727)
--------------------------------------------------------------------------------------------
  Class C                                                           (25,019)          (1,579)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        15,596,092       16,986,137
--------------------------------------------------------------------------------------------
  Class B                                                       (22,216,782)     (25,288,755)
--------------------------------------------------------------------------------------------
  Class C                                                           522,395        1,712,350
============================================================================================
    Net increase (decrease) in net assets                       (21,546,196)     (13,651,153)
============================================================================================

NET ASSETS:

  Beginning of year                                             112,377,146      126,028,299
============================================================================================
  End of year                                                 $  90,830,950    $ 112,377,146
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 230,984,335    $ 238,103,790
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (283,734)         (20,429)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (130,904,332)    (120,728,575)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                    (8,965,319)      (4,977,640)
============================================================================================
                                                              $  90,830,950    $ 112,377,146
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

October 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Strategic Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income, and its secondary investment objective is growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to November 1, 2001, the Fund did not amortize premiums on debt securities and recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $151,494 reduction in the cost of securities and a corresponding $151,494 increase in net unrealized gains and losses, based on securities held by the Fund on November 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $186,664, to increase net unrealized appreciation (depreciation) by $145,517 and to increase net realized gains and losses by $41,147. As a result the net investment income per share decreased by $0.01, the net realized and unrealized gains and losses per share increased by $0.01, and the ratio of net investment income to average net assets decreased by 0.18%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO (NY), Inc. is the Fund's subadvisor. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $1 billion of the Fund's average daily net assets, plus 0.675% on the next $1 billion of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $2.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A shares to 1.50%. In addition, AIM has voluntarily agreed to limit total annual operating expenses, subject to the exclusions previously listed, for Class A to 1.05% and this limitation may be terminated or modified at any time. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2002, AIM waived fees of $600,489.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2002, AFS retained $210,352 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the master distribution agreements, for the year ended

October 31, 2002, the Class A, Class B and Class C shares paid $246,894, $301,840 and $24,320, respectively.

  AIM Distributors retained commissions of $17,230 from sales of the Class A shares of the Fund during the year ended October 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2002, AIM Distributors retained $22,686, $757 and $4,472 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended October 31, 2002, the Fund paid legal fees of $2,827 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.
NOTE 4--INDIRECT EXPENSES

For the year ended October 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,573 and reductions in custodian fees of $352 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,925.


NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  During the year ended October 31, 2002, there were no securities on loan.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2002 and 2001 were as follows:

                                          2002          2001
---------------------------------------------------------------
Distributions paid from:
  Ordinary income                      $6,915,635    $9,064,139
---------------------------------------------------------------
  Return of capital                     1,021,160       148,652
===============================================================
                                       $7,936,795    $9,212,791
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of October 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments              $  (9,245,462)
----------------------------------------------------------
Temporary book/tax differences                      (3,591)
----------------------------------------------------------
Capital loss carryforward                     (130,904,332)
----------------------------------------------------------
Shares of beneficial interest                  230,984,335
==========================================================
                                             $  90,830,950
__________________________________________________________
==========================================================


  The difference between book-basis and tax basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the treatment of bond premium amortization and the treatment of defaulted bonds. Amount includes appreciation on foreign currencies of $1,419.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                             CAPITAL LOSS
EXPIRATION                                   CARRYFORWARD
---------------------------------------------------------
October 31, 2003                             $ 65,749,433
---------------------------------------------------------
October 31, 2006                                6,435,251
---------------------------------------------------------
October 31, 2007                               15,371,600
---------------------------------------------------------
October 31, 2008                               26,076,211
---------------------------------------------------------
October 31, 2009                                7,031,872
---------------------------------------------------------
October 31, 2010                               10,239,965
=========================================================
                                             $130,904,332
_________________________________________________________
=========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2002 was $79,704,327 and $89,555,784, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $  2,827,456
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (12,074,337)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $ (9,246,881)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $97,254,672.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating loss reclassifications, bond premium amortization, and other items, on October 31, 2002, undistributed net investment income was increased by $658,973, undistributed net realized gains increased by $362,187 and shares of beneficial interest decreased by $1,021,160. This reclassification has no affect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,001,503*   $ 41,194,962*    4,333,296    $ 38,745,589
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,655,813      13,336,970     1,325,776      12,001,880
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        346,563       2,765,379       329,487       2,937,367
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        452,544       3,624,472       334,882       2,995,798
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        168,966       1,373,554       319,936       2,878,924
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         14,404         116,302         8,539          75,695
======================================================================================================================
Reacquired:
  Class A                                                     (3,625,489)    (29,223,342)   (2,735,274)    (24,755,250)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,488,382)*   (36,927,306)*  (4,495,292)    (40,169,559)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (300,290)     (2,359,286)     (149,291)     (1,300,712)
======================================================================================================================
                                                                (774,368)   $ (6,098,295)     (727,941)   $ (6,590,268)
______________________________________________________________________________________________________________________
======================================================================================================================

* Includes automatic conversion of 1,951,299 shares of Class B shares in the amount of $16,080,092 to 1,961,322 shares of Class A shares in the amount of $16,080,092.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                           --------------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                           --------------------------------------------------------------------
                                                            2002           2001           2000           1999          1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  8.63        $  9.17        $ 10.13        $ 10.80      $  12.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.58(a)(b)     0.72           0.77(b)        0.68          0.91(b)(c)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (1.15)         (0.53)         (0.99)         (0.66)        (1.27)
===============================================================================================================================
    Total from investment operations                         (0.57)          0.19          (0.22)          0.02         (0.36)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.56)         (0.72)         (0.52)         (0.65)        (0.65)
-------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                         (0.08)         (0.01)         (0.22)         (0.04)        (0.19)
===============================================================================================================================
    Total distributions                                      (0.64)         (0.73)         (0.74)         (0.69)        (0.84)
===============================================================================================================================
Net asset value, end of period                             $  7.42        $  8.63        $  9.17        $ 10.13      $  10.80
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(d)                                              (6.93)%         2.05%         (2.35)%         0.06%        (3.41)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $67,475        $62,708        $48,865        $68,675      $102,280
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.05%(e)       1.05%          1.21%          1.41%         1.56%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         1.63%(e)       1.57%          1.57%          1.41%         1.56%
===============================================================================================================================
Ratio of net investment income to average net assets          7.15%(a)(e)    7.94%          7.84%          6.44%         7.73%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                         80%            89%           309%           235%          306%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.59 and the ratio of net investment income to average net assets would have been 7.33%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(d) Includes adjustments in accordance with generally accepted accounting principles and does not include sales charges.
(e)  Ratios are based on average daily net assets of $70,541,187.


                                                                                          CLASS B
                                                           ---------------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------------------------------------
                                                            2002           2001           2000            1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  8.65        $  9.18        $ 10.15        $  10.81      $  12.01
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.53(a)(b)     0.65           0.71(b)         0.62          0.84(b)(c)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (1.16)         (0.51)         (1.01)          (0.66)        (1.28)
================================================================================================================================
    Total from investment operations                         (0.63)          0.14          (0.30)          (0.04)        (0.44)
================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.50)         (0.66)         (0.45)          (0.58)        (0.57)
--------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                         (0.08)         (0.01)         (0.22)          (0.04)        (0.19)
================================================================================================================================
    Total distributions                                      (0.58)         (0.67)         (0.67)          (0.62)        (0.76)
================================================================================================================================
Net asset value, end of period                             $  7.44        $  8.65        $  9.18        $  10.15      $  10.81
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(d)                                              (7.54)%         1.47%         (3.11)%         (0.52)%       (4.04)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $21,110        $47,582        $76,680        $118,904      $188,660
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.70%(e)       1.70%          1.86%           2.07%         2.21%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         2.28%(e)       2.22%          2.22%           2.07%         2.21%
================================================================================================================================
Ratio of net investment income to average net assets          6.50%(a)(e)    7.29%          7.18%           5.78%         7.08%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                         80%            89%           309%            235%          306%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have been 6.68%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(d) Includes adjustments in accordance with generally accepted accounting principles and does not include contingent deferred sales charges.
(e)  Ratios are based on average daily net assets of $30,183,980.

                                                                                        CLASS C
                                                                -------------------------------------------------------
                                                                                                          MARCH 1, 1999
                                                                                                           (DATE SALES
                                                                      YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                                ----------------------------------         OCTOBER 31,
                                                                 2002          2001          2000             1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.64        $ 9.17        $10.14           $10.67
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.53(a)(b)    0.65          0.70(b)          0.33
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.15)        (0.51)        (1.00)           (0.47)
=======================================================================================================================
    Total from investment operations                             (0.62)         0.14         (0.30)           (0.14)
=======================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.50)        (0.66)        (0.45)           (0.36)
-----------------------------------------------------------------------------------------------------------------------
  Returns of capital                                             (0.08)        (0.01)        (0.22)           (0.03)
=======================================================================================================================
    Total distributions                                          (0.58)        (0.67)        (0.67)           (0.39)
=======================================================================================================================
Net asset value, end of period                                  $ 7.44        $ 8.64        $ 9.17           $10.14
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                                  (7.43)%        1.47%        (3.12)%          (1.35)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,247        $2,087        $  484           $  251
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.70%(d)      1.70%         1.86%            2.07%(e)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.28%(d)      2.22%         2.22%            2.07%(e)
=======================================================================================================================
Ratio of net investment income to average net assets              6.50%(a)(d)   7.29%         7.18%            5.78%(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                             80%           89%          309%             235%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have been 6.68%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with generally accepted accounting principles, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $2,432,027.
(e)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of AIM Strategic Income Fund and Board of Trustees of AIM Investment Funds:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Strategic Income Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2002
Houston, Texas

OTHER INFORMATION

Trustees and Officers

As of December 31, 2001

The address of each trustee and officer of AIM Investment Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                   Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                       Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Interested Persons
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham* -- 1946       1998               Chairman, President and Chief Executive   None
   Trustee, Chairman and                              Officer, A I M Management Group Inc.
   President                                          (financial services holding company);
                                                      Chairman and President, A I M Advisors,
                                                      Inc. (registered investment advisor);
                                                      Director and Senior Vice President,
                                                      A I M Capital Management, Inc.
                                                      (registered investment advisor);
                                                      Chairman, A I M Distributors, Inc.
                                                      (registered broker dealer), A I M Fund
                                                      Services, Inc. (registered transfer
                                                      agent), and Fund Management Company
                                                      (registered broker dealer); and
                                                      Director and Vice Chairman, AMVESCAP
                                                      PLC (parent of AIM and a global
                                                      investment management firm)
-------------------------------------------------------------------------------------------------------------------------------

   Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987               Of Counsel, law firm of Baker &           Badgley Funds, Inc. (registered
   Trustee                                            McKenzie                                  investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001               Chairman, Crockett Technology             ACE Limited (insurance
   Trustee                                            Associates (technology consulting         company); and Captaris, Inc.
                                                      company)                                  (unified messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001               Chairman, Cortland Trust, Inc.            None
   Trustee                                            (registered investment company) and DHJ
                                                      Media, Inc.; Director, Magellan
                                                      Insurance Company; Member of Advisor
                                                      Board of Rotary Power International
                                                      (designer, manufacturer, and seller of
                                                      rotary power engines); formerly,
                                                      Director, President and CEO, Volvo
                                                      Group North America, Inc.; and director
                                                      of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001               Formerly, Chairman, Mercantile Mortgage   None
   Trustee                                            Corp.; Vice Chairman, President and
                                                      Chief Operating Officer,
                                                      Mercantile-Safe Deposit & Trust Co.;
                                                      and President, Mercantile Bankshares
                                                      Corp.
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001               Chief Executive Officer, Twenty First     Administaff
   Trustee                                            Century Group, Inc. (government affairs
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001               Partner, law firm of Kramer Levin         Cortland Trust, Inc.
   Trustee                                            Naftalis and Frankel LLP                  (registered investment company)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001               Formerly, Chief Executive Officer, YWCA   None
   Trustee                                            of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001               Partner, law firm of Pennock & Cooper     None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987               Retired                                   None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          2001               Executive Vice President, Development     None
   Trustee                                            and Operations, Hines Interests Limited
                                                      Partnership (real estate development
                                                      company)
-------------------------------------------------------------------------------------------------------------------------------

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2001


The address of each trustee and officer of AIM Investment Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and            Trustee and/       Principal Occupation(s)                   Other Directorship(s)
Position(s) Held with the Trust    or Officer Since   During Past 5 Years                       Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Other Officers
-------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum -- 1947            1998               Director and President, A I M Capital     N/A
   Vice President                                     Management, Inc.; Director and
                                                      Executive Vice President, A I M
                                                      Management Group Inc.; Director and
                                                      Senior Vice President, A I M Advisors,
                                                      Inc.; and Director, A I M Distributors,
                                                      Inc. and AMVESCAP PLC (parent of AIM
                                                      and a global investment management
                                                      firm)
-------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        1998               Director, Senior Vice President,          N/A
   Senior Vice President and                          General Counsel and Secretary, A I M
   Secretary                                          Advisors, Inc. and A I M Management
                                                      Group Inc.; Director, Vice President
                                                      and General Counsel, Fund Management
                                                      Company; and Vice President, A I M Fund
                                                      Services, Inc., A I M Capital
                                                      Management, Inc. and A I M
                                                      Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         1998               Vice President and Chief Compliance       N/A
   Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                      Capital Management, Inc.; and Vice
                                                      President, A I M Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          1998               Vice President and Fund Treasurer,        N/A
   Vice President and Treasurer                       A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2900
                                Houston, TX 77046               Houston, TX 77046               Houston, TX 77002

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       A I M Fund Services, Inc.       State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2002, 2.02% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 1.07% was derived from U.S. Treasury
Obligations.

THE AIM FAMILY OF FUNDS--Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                                 MORE AGGRESSIVE

                                  SECTOR EQUITY

                           INTERNATIONAL/GLOBAL EQUITY

                                 DOMESTIC EQUITY

                                  FIXED INCOME

                                MORE CONSERVATIVE

================================================================================

====================================================================================================================================
                                                                                                      FIXED INCOME

         DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                              TAXABLE

         MORE AGGRESSIVE                             MORE AGGRESSIVE                                MORE AGGRESSIVE

AIM Emerging Growth Fund                AIM Developing Markets Fund                     AIM High Yield Fund II
AIM Small Cap Growth Fund(1)            AIM European Small Company Fund                 AIM High Yield Fund
AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)                 AIM Strategic Income Fund
AIM Opportunities I Fund(2,3)           AIM International Emerging Growth Fund          AIM Income Fund
AIM Mid Cap Growth Fund                 AIM Global Aggressive Growth Fund               AIM Global Income Fund
AIM Libra Fund                          AIM European Growth Fund(2)                     AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund        AIM International Growth Fund(2)                AIM Intermediate Government Fund
AIM Opportunities II Fund(2,3)          AIM Global Growth Fund                          AIM Short Term Bond Fund
AIM Constellation Fund                  AIM Worldwide Spectrum Fund                     AIM Floating Rate Fund
AIM Large Cap Growth Fund               AIM Global Trends Fund                          AIM Limited Maturity Treasury Fund(4,5)
AIM Weingarten Fund                     AIM International Core Equity Fund(2)           AIM Money Market Fund
AIM Opportunities III Fund(2,3)
AIM Small Cap Equity Fund                           MORE CONSERVATIVE                              MORE CONSERVATIVE
AIM Capital Development Fund
AIM Mid Cap Core Equity Fund(2)                       SECTOR EQUITY                                     TAX-FREE
AIM Select Equity Fund
AIM Premier Equity II Fund(2)                        MORE AGGRESSIVE                                MORE AGGRESSIVE
AIM Premier Equity Fund(2)
AIM Blue Chip Fund                      AIM New Technology Fund                         AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund            AIM Global Science and Technology Fund(2)       AIM Municipal Bond Fund
AIM Large Cap Core Equity Fund          AIM Global Energy Fund                          AIM Tax-Free Intermediate Fund(4,5)
AIM Charter Fund                        AIM Global Financial Services Fund              AIM Tax-Exempt Cash Fund
AIM Basic Value Fund                    AIM Global Health Care Fund
AIM Large Cap Basic Value Fund          AIM Global Utilities Fund                                  MORE CONSERVATIVE
AIM Balanced Fund*                      AIM Real Estate Fund
AIM Basic Balanced Fund*                                                                            [AIM FUNDS LOGO]
                                                    MORE CONSERVATIVE                           --Registered Trademark--
        MORE CONSERVATIVE

*Domestic equity and income fund

====================================================================================================================================

Equity and fixed-income funds are shown from more aggressive to more conservative. When assessing the degree of risk, qualitative and quantitative factors considered included the funds' portfolio holdings, diversification permitted within the fund, the funds' standard deviations for three, five, 10, 15, 20 and 25 years, R-squared and beta analysis relative to the style-specific benchmarks, and the possibility of incorporating portfolio management tools such as leverage, derivatives and short selling. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For more information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (2) The following fund name changes became effective 7/1/02: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective Oct. 1, 2002, the fund reopened to new investors. (4) Class A shares closed to new investors on Oct. 30, 2002. (5) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after Jan. 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and manages $117 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $323 billion in assets under management.

As of 9/30/02.

                 INVEST WITH DISCIPLINE--Registered Trademark--

A I M Distributors, Inc.                                               SINC-AR-1

                                                                     APPENDIX IV



                                 AIM INCOME FUND
                             AIM GLOBAL INCOME FUND
                            AIM STRATEGIC INCOME FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  July 31, 2002
                                   (Unaudited)



                  PRINCIPAL AMOUNT
------------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
------------------------------------------------------------------------------------------------------------------------------------

                                                        U.S. DOLLAR DENOMINATED BONDS &
                                                        NOTES- 75.02%
                                                        ADVERTISING- 0.65%
                                                        Interpublic Group of Cos., Inc. (The), Unsec. Sub. Conv.
$        --   $        --   $ 4,900,000   $ 4,900,000   Disc. Notes, 1.87%, 06/01/06                                       (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Lamar Advertising Co., Conv. Unsec. Notes, 5.25%,
         --     1,300,000            --     1,300,000   09/15/06
====================================================================================================================================

====================================================================================================================================

                                                        AEROSPACE & DEFENSE- 0.76%

                                                        Dunlop Standard Aerospace Holdings PLC (United
    530,000       400,000     2,100,000     3,030,000   Kingdom), Sr. Unsec. Sub. Yankee Notes, 11.88%, 05/15/09
------------------------------------------------------------------------------------------------------------------------------------
    425,000       315,000     1,700,000     2,440,000   Raytheon Co., Notes, 6.75%, 08/15/07
====================================================================================================================================

====================================================================================================================================

                                                        AIRLINES- 0.00%
                                                        Northwest Airlines Inc., Sr. Unsec. Gtd. Notes, 8.88%,
         --       280,000            --       280,000   06/01/06
====================================================================================================================================
                                                        ALUMINUM- 0.14%
                                                        Jorgensen (Earle M.) Co., Sr. Sec. Notes, 9.75%, 06/01/12
    175,000       210,000       700,000     1,085,000   (Acquired 05/17/02; Cost $455,000)                                 (b)
====================================================================================================================================
                                                        APPAREL RETAIL- 0.38%
    250,000            --     1,625,000     1,875,000   Big 5 Corp.-Series B, Sr. Unsec. Notes, 10.88%, 11/15/07
------------------------------------------------------------------------------------------------------------------------------------
     15,000       365,000       565,000       945,000   Gap, Inc. (The), Unsec. Notes, 9.90%, 12/15/05
====================================================================================================================================

====================================================================================================================================

                                                        APPAREL, ACCESSORIES & LUXURY GOODS- 0.03%
                                                        Russell Corp., Sr. Notes, 9.25%, 05/01/10 (Acquired
         --        90,000            --        90,000   04/11/02; Cost $90,000)                                            (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        William Carter Co. (The), Sr. Unsec. Gtd. Sub. Notes,
         --        95,000            --        95,000   10.88%, 08/15/11
====================================================================================================================================

====================================================================================================================================

                                                        AUTO PARTS & EQUIPMENT- 0.00%
                                                        Key Plastics Holdings, Inc.-Series B, Sr. Unsec. Gtd. Sub.
         --            --     1,325,000     1,325,000   Notes, 10.25%, 03/15/07                                            (c)(d)
====================================================================================================================================

                                                        AUTOMOBILE MANUFACTURERS- 1.06%
                                                        Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb., 9.30%,
    400,000       250,000     1,200,000     1,850,000   03/01/30
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000       750,000     4,000,000     5,750,000   General Motors Corp., Putable Deb., 8.80%, 03/01/21
====================================================================================================================================

====================================================================================================================================

                                                        BANKS- 6.24%
                                                        African Development Bank (Luxembourg), Sr. Unsec.
                       --     1,700,000     1,700,000   Unsub. Yankee Notes, 3.25%, 07/29/05
------------------------------------------------------------------------------------------------------------------------------------
                                                        Bank United-Series A, Medium Term Notes, 8.00%,
  1,000,000            --     2,500,000     3,500,000   03/15/09
------------------------------------------------------------------------------------------------------------------------------------
    600,000            --     1,930,000     2,530,000   BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05
------------------------------------------------------------------------------------------------------------------------------------
                                                        Dresdner Funding Trust I, Notes, 8.15%, 06/30/31
    200,000            --     3,000,000     3,200,000   (Acquired 05/09/02; Cost $3,395,104)                               (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        European Investment Bank (Luxembourg), Yankee Notes,
                       --     2,500,000     2,500,000   4.63%, 03/01/07
------------------------------------------------------------------------------------------------------------------------------------
    200,000            --     1,000,000     1,200,000   Huntington National Bank, Sub. Notes, 6.60%, 06/15/18
------------------------------------------------------------------------------------------------------------------------------------
    400,000       300,000     1,600,000     2,300,000   KeyBank N. A., Sr. Notes, 4.10%, 06/30/05
------------------------------------------------------------------------------------------------------------------------------------
                                                        Regions Financial Corp., Putable Sub. Notes, 7.75%,
    500,000     1,500,000     3,650,000     5,650,000   09/15/04
------------------------------------------------------------------------------------------------------------------------------------
                                                        St. Paul Bancorp, Inc., Sr. Unsec. Unsub. Notes, 7.13%,
    200,000            --     1,500,000     1,700,000   02/15/04
------------------------------------------------------------------------------------------------------------------------------------
                                                        SunTrust Banks, Inc., Sr. Unsec. Putable Deb. 6.00%,
    450,000            --     1,750,000     2,200,000   01/15/08
------------------------------------------------------------------------------------------------------------------------------------
    700,000            --     3,000,000     3,700,000   U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14
------------------------------------------------------------------------------------------------------------------------------------
                                                        Wachovia Corp., Unsec. Putable Sub. Deb.,
  1,500,000       900,000       660,000     3,060,000     6.55%, 10/15/35
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000     1,200,000     5,000,000     7,200,000     7.50%, 04/15/35
------------------------------------------------------------------------------------------------------------------------------------
                                                        Washington Mutual, Inc., Jr. Unsec. Sub. Notes, 8.25%,
    300,000       575,000     2,500,000     3,375,000   04/01/10
------------------------------------------------------------------------------------------------------------------------------------
    105,000       130,000       430,000       665,000   Western Financial Bank, Unsec. Sub. Deb., 9.63%, 05/15/12
====================================================================================================================================

====================================================================================================================================
                                                        BREWERS- 0.29%
                                                        Anheuser-Busch Cos., Inc., Sr. Unsec. Deb., 6.50%,
    425,000            --     1,705,000     2,130,000   02/01/43
====================================================================================================================================


                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS &
NOTES- 75.02%
ADVERTISING- 0.65%
Interpublic Group of Cos., Inc. (The), Unsec. Sub. Conv
Disc. Notes, 1.87%, 06/01/06                                   (a)     $         --   $         --   $  3,662,750   $  3,662,750
------------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., Conv. Unsec. Notes, 5.25%,
09/15/06                                                                         --      1,238,250             --      1,238,250
====================================================================================================================================
                                                                                 --      1,238,250      3,662,750      4,901,000
====================================================================================================================================

AEROSPACE & DEFENSE- 0.76%

Dunlop Standard Aerospace Holdings PLC (United
Kingdom), Sr. Unsec. Sub. Yankee Notes, 11.88%, 05/15/09                    553,850        418,000      2,194,500      3,166,350
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07                                        449,968        333,506      1,799,875      2,583,349
====================================================================================================================================
                                                                          1,003,818        751,506      3,994,375      5,749,699
====================================================================================================================================

AIRLINES- 0.00%
Northwest Airlines Inc., Sr. Unsec. Gtd. Notes, 8.88%,
06/01/06                                                                         --        217,000             --        217,000
====================================================================================================================================

ALUMINUM- 0.14%
Jorgensen (Earle M.) Co., Sr. Sec. Notes, 9.75%, 06/01/12
(Acquired 05/17/02; Cost $455,000)                             (b)          172,375        206,850        689,500      1,068,725
====================================================================================================================================

APPAREL RETAIL- 0.38%
Big 5 Corp.-Series B, Sr. Unsec. Notes, 10.88%, 11/15/07                    265,000             --      1,722,500      1,987,500
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Notes, 9.90%, 12/15/05                               14,775        359,525        556,525        930,825
====================================================================================================================================
                                                                            279,775        359,525      2,279,025      2,918,325
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS- 0.03%
Russell Corp., Sr. Notes, 9.25%, 05/01/10 (Acquired
04/11/02; Cost $90,000)                                        (b)               --         92,700             --         92,700
------------------------------------------------------------------------------------------------------------------------------------
William Carter Co. (The), Sr. Unsec. Gtd. Sub. Notes,
10.88%, 08/15/11                                                                 --        102,600             --        102,600
====================================================================================================================================
                                                                                 --        195,300             --        195,300
====================================================================================================================================

AUTO PARTS & EQUIPMENT- 0.00%
Key Plastics Holdings, Inc.-Series B, Sr. Unsec. Gtd. Sub.
Notes, 10.25%, 03/15/07                                        (c)(d)           --             --            132            132
====================================================================================================================================

AUTOMOBILE MANUFACTURERS- 1.06%
Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb., 9.30%,
03/01/30                                                                    417,120        260,700      1,251,360      1,929,180
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Putable Deb., 8.80%, 03/01/21                       1,068,430        801,323      4,273,720      6,143,473
====================================================================================================================================
                                                                          1,485,550      1,062,023      5,525,080      8,072,653
====================================================================================================================================

BANKS- 6.24%
African Development Bank (Luxembourg), Sr. Unsec
Unsub. Yankee Notes, 3.25%, 07/29/05                                             --             --      1,683,816      1,683,816
------------------------------------------------------------------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes, 8.00%,
03/15/09                                                                  1,100,130             --      2,750,325      3,850,455
------------------------------------------------------------------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05                                637,476             --      2,050,548      2,688,024
------------------------------------------------------------------------------------------------------------------------------------
Dresdner Funding Trust I, Notes, 8.15%, 06/30/31
(Acquired 05/09/02; Cost $3,395,104)                           (b)          221,476             --      3,322,140      3,543,616
------------------------------------------------------------------------------------------------------------------------------------
European Investment Bank (Luxembourg), Yankee Notes,
4.63%, 03/01/07                                                                  --             --      2,580,500      2,580,500
------------------------------------------------------------------------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%, 06/15/18                       190,030             --        950,150      1,140,180
------------------------------------------------------------------------------------------------------------------------------------
KeyBank N. A., Sr. Notes, 4.10%, 06/30/05                                   404,828        303,621      1,619,312      2,327,761
------------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes, 7.75%,
09/15/04                                                                    536,825      1,610,475      3,918,822      6,066,122
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub. Notes, 7.13%,
02/15/04                                                                    210,014             --      1,575,105      1,785,119
------------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Putable Deb. 6.00%,
01/15/08                                                                    458,014             --      1,781,167      2,239,181
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14                                 738,500             --      3,165,000      3,903,500
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/35                                                         1,612,020        967,212        709,289      3,288,521
------------------------------------------------------------------------------------------------------------------------------------
  7.50%, 04/15/35                                                         1,080,710      1,296,852      5,403,550      7,781,112
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub. Notes, 8.25%,
04/01/10                                                                    339,798        651,279      2,831,650      3,822,727
-----------------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb., 9.63%, 05/15/12                   102,375        126,750        419,250        648,375
====================================================================================================================================
                                                                          7,632,196      4,956,189     34,760,624     47,349,009
===================================================================================================================================

BREWERS- 0.29%
Anheuser-Busch Cos., Inc., Sr. Unsec. Deb., 6.50%,
02/01/43                                                                    434,920             --      1,744,795      2,179,715
===================================================================================================================================



                  PRINCIPAL AMOUNT
-----------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------

                                                        BROADCASTING & CABLE TV- 8.75%
                                                        Adelphia Communications Corp.
$   700,000   $   550,000   $ 2,350,000   $ 3,600,000     Sr. Unsec. Notes, 10.88%, 10/01/10                               (c)
------------------------------------------------------------------------------------------------------------------------------------
                  140,000            --       140,000     Series B, Sr. Unsec. Notes, 9.88%, 03/01/07                      (c)
------------------------------------------------------------------------------------------------------------------------------------
                                                        British Sky Broadcasting Group PLC (United Kingdom),
    165,000       750,000     3,000,000     3,915,000     Sr. Unsec. Gtd. Yankee Notes, 8.20%, 07/15/09
------------------------------------------------------------------------------------------------------------------------------------
    700,000       750,000     3,000,000     4,450,000     Unsec. Gtd. Yankee Notes 7.30%, 10/15/06
------------------------------------------------------------------------------------------------------------------------------------
                                                        Charter Communications Holdings, LLC/Charter
                                                        Communications Holdings Capital Corp., Sr. Unsec. Sub.
                                                        Notes,
    420,000            --     1,770,000     2,190,000     9.63%, 11/15/09
------------------------------------------------------------------------------------------------------------------------------------
    570,000       420,000     1,965,000     2,955,000     10.75%, 10/01/09
------------------------------------------------------------------------------------------------------------------------------------
    290,000       220,000     1,020,000     3,030,000     11.13%, 01/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        Charter Communications, Inc., Sr. Conv. Notes, 5.75%,
         --     1,500,000            --     1,500,000   10/15/05 (Acquired 10/25/00; Cost $1,500,000)                      (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Comcast UK Cable Partners Ltd. (Bermuda), Sr. Unsec.
                  250,000       500,000       750,000   Yankee Disc. Deb., 11.20%, 11/15/07
------------------------------------------------------------------------------------------------------------------------------------
                                                        Cox Communications, Inc., Sr. Unsec. RAPS Floating Rate
    500,000       350,000     2,100,000     2,950,000   Notes, 2.62%, 11/07/02
------------------------------------------------------------------------------------------------------------------------------------
                                                        CSC Holdings Inc., Sr. Unsec. Deb.,
  1,000,000            --     3,250,000     4,250,000     7.63%, 07/15/18
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000     1,250,000     1,000,000     3,250,000     7.88%, 02/15/18
------------------------------------------------------------------------------------------------------------------------------------
                                                        Sr. Unsec. Notes,
  1,620,000       500,000     6,230,000     8,350,000     7.25%, 07/15/08
------------------------------------------------------------------------------------------------------------------------------------
  1,750,000       700,000     6,680,000     9,130,000     7.88%, 12/15/07
------------------------------------------------------------------------------------------------------------------------------------
                                                        Fox Family Worldwide, Inc., Sr. Unsec. Disc. Notes,
    135,731            --       565,544       701,275   10.25%, 11/01/07                                                   (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Knology Holdings, Inc., Sr. Unsub. Disc. Notes, 11.88%,
    520,000            --     1,915,000     2,435,000   10/15/07                                                           (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Lenfest Communications, Inc., Sr. Unsec. Sub. Notes,
    650,000            --     5,000,000     5,650,000   8.25%, 02/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                        ONO Finance PLC (United Kingdom), Sr. Unsec. Gtd. Euro
         --       300,000            --       300,000   Notes, 13.00%, 05/01/09
------------------------------------------------------------------------------------------------------------------------------------
                                                        Pegasus Communications Corp.-Series B, Sr. Notes, 9.63%,
         --       500,000            --       500,000   10/15/05
------------------------------------------------------------------------------------------------------------------------------------
                                                        Shaw Communications Inc. (Canada), Sr. Unsec. Unsub.
    300,000            --     1,250,000     1,550,000   Yankee Notes, 8.25%, 04/11/10
------------------------------------------------------------------------------------------------------------------------------------
                                                        Sinclair Broadcast Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
                  100,000            --       100,000   8.75%, 12/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        TCI Communications, Inc., Sr. Unsec. Deb.,
    750,000       500,000     4,750,000     6,000,000     8.75%, 08/01/15
------------------------------------------------------------------------------------------------------------------------------------
    250,000       200,000     1,100,000     1,550,000     7.88%, 02/15/26
------------------------------------------------------------------------------------------------------------------------------------
                                                        Time Warner Inc.,
                                                          Sr. Unsec. Gtd. Deb,
    500,000            --     1,200,000     1,700,000     6.88%, 06/15/18
------------------------------------------------------------------------------------------------------------------------------------
    750,000       305,000     2,000,000     3,055,000     7.57%, 02/01/24
------------------------------------------------------------------------------------------------------------------------------------
    400,000     1,000,000     5,800,000     7,200,000     Unsec. Deb., 9.15%, 02/01/23
------------------------------------------------------------------------------------------------------------------------------------
    100,000            --     1,200,000     1,300,000     Unsec. Notes, 7.75%, 06/15/05
------------------------------------------------------------------------------------------------------------------------------------
                                                        Turner Broadcasting System, Inc.-Class A, Sr. Notes, 8.38%,
    835,000            --     3,300,000     4,135,000   07/01/13
------------------------------------------------------------------------------------------------------------------------------------
                                                        Young Broadcasting Inc., Sr. Unsec. Gtd. Sub. Notes,
         --        80,000            --        80,000   8.50%, 12/15/08
====================================================================================================================================

====================================================================================================================================

                                                        BUILDING PRODUCTS- 0.32%
         --        80,000            --        80,000   Brand Services, Inc., Sr. Unsec. Notes, 10.25%, 02/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                        MMI Products, Inc.-Series B, Sr. Unsec. Sub. Notes,
    400,000       360,000     1,600,000     2,360,000   11.25%, 04/15/07
====================================================================================================================================

====================================================================================================================================

                                                        CASINOS & GAMBLING- 1.10%
                                                        Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub. Notes,
     60,000       400,000       460,000       920,000   10.75%, 02/15/09
------------------------------------------------------------------------------------------------------------------------------------
                                                        Boyd Gaming Corp., Sr. Unsec. Gtd. Notes,
         --       210,000            --       210,000     9.25%, 08/01/09
------------------------------------------------------------------------------------------------------------------------------------
    290,000       215,000     1,175,000     1,680,000     8.75%, 04/15/12
------------------------------------------------------------------------------------------------------------------------------------
                                                        Hollywood Casino Corp.-Class A, Sr. Sec. Gtd. Notes,
    350,000       575,000     1,200,000     2,125,000   11.25%, 05/01/07
------------------------------------------------------------------------------------------------------------------------------------
                                                        Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Sub.
    370,000       270,000     1,500,000     2,140,000   Notes, 8.00%, 04/01/12
------------------------------------------------------------------------------------------------------------------------------------
                                                        Park Place Entertainment Corp., Sr. Unsec. Notes, 7.50%,
    200,000       155,000       665,000     1,020,000   09/01/09
====================================================================================================================================

====================================================================================================================================

                                                        COMMODITY CHEMICALS- 0.01%
                                                        ISP Chemco Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
         --        70,000            --        70,000   10.25%, 07/01/11
====================================================================================================================================

                                                        COMPUTER HARDWARE- 0.27%
                                                        Candescent Technologies Corp., Sr. Conv. Unsec. Gtd. Sub.
                                                        Deb., 8.00%, 05/01/03 (Acquired 04/20/98-03/07/00; Cost
         --       600,000     2,000,000     2,600,000   $2,480,000)                                                        (b)(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
    350,000            --     1,350,000     1,700,000   IBM Corp., Deb., 8.38%, 11/01/19
====================================================================================================================================

====================================================================================================================================


                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------

BROADCASTING & CABLE TV- 8.75%
Adelphia Communications Corp.
  Sr. Unsec. Notes, 10.88%, 10/01/10                           (c)     $    227,500   $    178,750   $    763,750   $  1,170,000
------------------------------------------------------------------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%, 03/01/07                  (c)           45,500         45,500
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United Kingdom),
  Sr. Unsec. Gtd. Yankee Notes, 8.20%, 07/15/09                             155,756        707,985      2,831,940      3,695,681
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Gtd. Yankee Notes 7.30%, 10/15/06                                  675,269        723,502      2,894,010      4,292,781
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp., Sr. Unsec. Sub.
Notes,
  9.63%, 11/15/09                                                           266,700             --      1,123,950      1,390,650
------------------------------------------------------------------------------------------------------------------------------------
  10.75%, 10/01/09                                                          367,650        270,900      1,267,425      1,905,975
------------------------------------------------------------------------------------------------------------------------------------
  11.13%, 01/15/11                                                          192,850        146,300        678,300      1,017,450
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Sr. Conv. Notes, 5.75%,
10/15/05 (Acquired 10/25/00; Cost $1,500,000)                  (b)               --        678,750             --        678,750
------------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr. Unsec
Yankee Disc. Deb., 11.20%, 11/15/07                                                        221,250        442,500        663,750
------------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Sr. Unsec. RAPS Floating Rate
Notes, 2.62%, 11/07/02                                                      501,255        350,879      2,105,271      2,957,405
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Deb.,
  7.63%, 07/15/18                                                           710,000             --      2,307,500      3,017,500
------------------------------------------------------------------------------------------------------------------------------------
  7.88%, 02/15/18                                                           720,000        900,000        720,000      2,340,000
------------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes,
  7.25%, 07/15/08                                                         1,287,900        397,500      4,952,850      6,638,250
------------------------------------------------------------------------------------------------------------------------------------
  7.88%, 12/15/07                                                         1,435,000        574,000      5,477,600      7,486,600
------------------------------------------------------------------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc. Notes,
10.25%, 11/01/07                                               (a)          143,536             --        598,062        741,598
------------------------------------------------------------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc. Notes, 11.88%,
10/15/07                                                       (a)          154,700             --        569,712        724,412
------------------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub. Notes,
8.25%, 02/15/08                                                             614,127             --      4,724,050      5,338,177
------------------------------------------------------------------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec. Gtd. Euro
Notes, 13.00%, 05/01/09                                                          --         56,250             --         56,250
------------------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr. Notes, 9.63%,
10/15/05                                                                         --        232,500             --        232,500
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec. Unsub
Yankee Notes, 8.25%, 04/11/10                                               298,599             --      1,244,162      1,542,761
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
8.75%, 12/15/11                                                                            100,500             --        100,500
------------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                                                           639,158        426,105      4,047,997      5,113,260
------------------------------------------------------------------------------------------------------------------------------------
  7.88%, 02/15/26                                                           197,498        157,998        868,989      1,224,485
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb,
  6.88%, 06/15/18                                                           345,600             --        829,440      1,175,040
------------------------------------------------------------------------------------------------------------------------------------
  7.57%, 02/01/24                                                           549,188        223,336      1,464,500      2,237,024
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                                              344,396        860,990      4,993,742      6,199,128
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                                              89,394             --      1,072,728      1,162,122
------------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr. Notes, 8.38%,
07/01/13                                                                    646,474             --      2,554,926      3,201,400
------------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting Inc., Sr. Unsec. Gtd. Sub. Notes,
8.50%, 12/15/08                                                                  --         80,400             --         80,400
====================================================================================================================================
                                                                         10,562,550      7,333,395     48,533,404     66,429,349
====================================================================================================================================

BUILDING PRODUCTS- 0.32%
Brand Services, Inc., Sr. Unsec. Notes, 10.25%, 02/15/08                         --         77,200             --         77,200
------------------------------------------------------------------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub. Notes,
11.25%, 04/15/07                                                            400,000        360,000      1,600,000      2,360,000
====================================================================================================================================
                                                                            400,000        437,200      1,600,000      2,437,200
====================================================================================================================================

CASINOS & GAMBLING- 1.10%
Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub. Notes,
10.75%, 02/15/09                                                             64,500        430,000        494,500        989,000
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Unsec. Gtd. Notes,
  9.25%, 08/01/09                                                                --        221,550             --        221,550
------------------------------------------------------------------------------------------------------------------------------------
  8.75%, 04/15/12                                                           295,075        218,763      1,195,562      1,709,400
------------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd. Notes,
11.25%, 05/01/07                                                            378,000        621,000      1,296,000      2,295,000
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Sub.
Notes, 8.00%, 04/01/12                                                      370,000        270,000      1,500,000      2,140,000
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec. Notes, 7.50%,
09/01/09                                                                    195,500        151,513        650,037        997,050
====================================================================================================================================
                                                                          1,303,075      1,912,826      5,136,099      8,352,000
====================================================================================================================================

COMMODITY CHEMICALS- 0.01%
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
10.25%, 07/01/11                                                                 --         67,900             --         67,900
====================================================================================================================================

COMPUTER HARDWARE- 0.27%
Candescent Technologies Corp., Sr. Conv. Unsec. Gtd. Sub.
Deb., 8.00%, 05/01/03 (Acquired 04/20/98-03/07/00; Cost
$2,480,000)                                                    (b)(c)(d)         --         31,800        106,000        137,800
------------------------------------------------------------------------------------------------------------------------------------
IBM Corp., Deb., 8.38%, 11/01/19                                            400,243             --      1,543,792      1,944,035
====================================================================================================================================
                                                                            400,243         31,800      1,649,792      2,081,835
====================================================================================================================================



                  PRINCIPAL AMOUNT
-----------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------

                                                        CONSTRUCTION & ENGINEERING- 0.50%
                                                        Shaw Group Inc. (The), Sr. Unsec. Conv. Putable LYONS,
$   550,000   $        --   $ 6,500,000   $ 7,050,000   3.31%, 05/01/06                                                    (e)
====================================================================================================================================

                                                        CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS- 0.03%
         --       200,000            --       200,000   Terex Corp., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 07/15/11
====================================================================================================================================

                                                        CONSUMER FINANCE- 2.35%
                                                        CitiFinancial Credit Co.,
    100,000            --     2,800,000     2,900,000     Putable Notes, 6.63%, 06/01/15
------------------------------------------------------------------------------------------------------------------------------------
     50,000            --     1,000,000     1,050,000     Unsec. Notes, 6.75%, 07/01/07
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000            --     1,400,000     2,900,000     Unsec. Putable Notes, 7.88%, 02/01/05
------------------------------------------------------------------------------------------------------------------------------------
                                                        Ford Motor Credit Co.,
    400,000            --     2,000,000     2,400,000     Notes, 7.88%, 06/15/10
------------------------------------------------------------------------------------------------------------------------------------
                                                          Unsec. Notes,
    125,000            --     1,500,000     1,625,000     2.08%, 03/17/03
------------------------------------------------------------------------------------------------------------------------------------
    200,000            --     1,000,000     1,200,000     6.50%, 01/25/07
------------------------------------------------------------------------------------------------------------------------------------
    200,000            --       900,000     1,100,000     6.88%, 02/01/06
------------------------------------------------------------------------------------------------------------------------------------
    500,000            --     3,400,000     3,900,000     7.38%, 10/28/09
====================================================================================================================================

====================================================================================================================================

                                                        DISTRIBUTORS- 0.61%
                                                        Ferrellgas Partners L.P.,-Series B, Sr. Sec. Gtd. Notes,
    700,000       400,000     3,385,000     4,485,000   9.38%, 06/15/06
====================================================================================================================================

                                                        DIVERSIFIED CHEMICALS- 0.13%
                                                        Equistar Chemicals LP/Equistar Funding Corp., Sr. Unsec.
    160,000       200,000       680,000     1,040,000   Gtd. Notes, 10.13%, 09/01/08
====================================================================================================================================

                                                        DIVERSIFIED COMMERCIAL SERVICES- 0.17%
                                                        Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
    245,000       215,000       790,000     1,250,000   12.75%, 06/15/10
====================================================================================================================================

                                                        DIVERSIFIED FINANCIAL SERVICES- 6.83%
    500,000            --     2,500,000     3,000,000   Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%, 05/01/20
------------------------------------------------------------------------------------------------------------------------------------
                                                        Bombardier Capital Ltd. (Canada), Yankee Notes, 7.50%,
    100,000            --     1,000,000     1,100,000   08/15/04 (Acquired 06/19/02; Cost $1,171,115)                      (b)
------------------------------------------------------------------------------------------------------------------------------------
    150,000            --       600,000       750,000   CIT Group Inc. (The), Sr. Notes, 7.13%, 10/15/04
------------------------------------------------------------------------------------------------------------------------------------
    275,000       180,000     1,650,000     2,105,000   Citigroup Capital II, Jr. Gtd. Sub. Bonds, 7.75%, 12/01/36
------------------------------------------------------------------------------------------------------------------------------------
                                                        Citigroup Inc.,
    210,000       100,000     1,700,000     2,010,000     Sr. Unsec. Notes, 4.13%, 06/30/05
------------------------------------------------------------------------------------------------------------------------------------
    900,000       625,000     9,000,000    10,525,000     Unsec. Sub. Notes, 6.63%, 06/15/32
------------------------------------------------------------------------------------------------------------------------------------
                                                        Fidelity Investments, Bonds, 7.57%, 06/15/29 (Acquired
    900,000       200,000     3,975,000     5,075,000   04/10/01-07/25/02; Cost $5,345,542)                                (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        General Electric Capital Corp.-Series A, Medium Term
    200,000            --     1,000,000     1,200,000   Notes, 5.00%, 06/15/07
------------------------------------------------------------------------------------------------------------------------------------
                                                        General Motors Acceptance Corp.,
    200,000            --     1,700,000     1,900,000     Medium Term Notes, 5.25%, 05/16/05
------------------------------------------------------------------------------------------------------------------------------------
    250,000            --     1,000,000     1,250,000     Unsec. Unsub. Notes, 6.13%, 02/01/07
------------------------------------------------------------------------------------------------------------------------------------
                       --     1,500,000     1,500,000   Heller Financial, Inc., Unsec. Notes, 7.38%, 11/01/09
------------------------------------------------------------------------------------------------------------------------------------
                                                        John Hancock Global Funding II,
                                                          Medium Term Notes, 6.50%, 03/01/11 (Acquired
    400,000       280,000     1,600,000     2,280,000   07/24/02; Cost $2,404,123)                                         (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Notes, 5.00%, 07/27/07 (Acquired 06/12/02; Cost
    200,000       100,000     1,700,000     2,000,000   $1,998,900)                                                        (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Lehman Brothers Holdings Inc.-Series E, Medium Term
  1,100,000     2,200,000     8,700,000    12,000,000   Disc. Notes, 9.84%, 02/10/28                                       (e)
------------------------------------------------------------------------------------------------------------------------------------
                                                        NiSource Finance Corp., Sr. Unsec. Gtd. Notes, 5.75%,
         --            --     9,800,000     9,800,000   04/15/03
------------------------------------------------------------------------------------------------------------------------------------
                                                        Salomon Smith Barney Holdings Inc., Unsec. Notes, 7.13%,
    500,000            --     3,225,000     3,725,000   10/01/06
====================================================================================================================================

====================================================================================================================================

                                                        DIVERSIFIED METALS & MINING- 0.53%
                                                        Centaur Mining and Exploration Ltd. (Australia), Sr. Gtd.
         --            --     1,720,000     1,720,000   Yankee Notes, 11.00%, 12/01/07                                     (c)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Rio Algom Ltd. (Canada), Unsec. Yankee Deb., 7.05%,
    250,000            --     3,500,000     3,750,000   11/01/05
====================================================================================================================================

====================================================================================================================================

                                                        ELECTRIC UTILITIES- 10.56%
                                                        AES Corp. (The),
                                                          Sr. Unsec. Notes,
  1,350,000     1,000,000     5,425,000     7,775,000     8.75%, 12/15/02
------------------------------------------------------------------------------------------------------------------------------------
         --       160,000                     160,000     8.75%, 06/15/08
------------------------------------------------------------------------------------------------------------------------------------
    350,000       250,000     1,275,000     1,875,000     9.50%, 06/01/09
------------------------------------------------------------------------------------------------------------------------------------
                                                        Unsec. Putable Unsub. ROARS Notes,
    350,000       250,000     1,275,000     1,875,000     7.38%, 06/15/03
------------------------------------------------------------------------------------------------------------------------------------
                                                        Calpine Canada Energy Finance ULC (Canada), Sr. Unsec.
    900,000       800,000     3,800,000     5,500,000   Gtd. Yankee Notes, 8.50%, 05/01/08
------------------------------------------------------------------------------------------------------------------------------------
         --        17,000            --        17,000   CenterPoint Energy, Inc., Conv. ZENS 2.00%, 09/15/29
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000       500,000     2,100,000     3,600,000   CILCORP, Inc., Sr. Unsec. Bonds, 9.38%, 10/15/29
------------------------------------------------------------------------------------------------------------------------------------
                                                        Cleveland Electric Illuminating Co. (The),


                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING- 0.50%
Shaw Group Inc. (The), Sr. Unsec. Conv. Putable LYONS,
3.31%, 05/01/06                                                (e)     $    299,062   $         --   $  3,534,375   $  3,833,437
====================================================================================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS- 0.03%
Terex Corp., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 07/15/11                         --        201,000             --        201,000
====================================================================================================================================

CONSUMER FINANCE- 2.35%
CitiFinancial Credit Co.,
  Putable Notes, 6.63%, 06/01/15                                            106,403             --      2,979,284      3,085,687
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                                              55,193             --      1,103,850      1,159,043
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Putable Notes, 7.88%, 02/01/05                                   1,687,950             --      1,575,420      3,263,370
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                                                    411,260             --      2,056,300      2,467,560
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Notes,
  2.08%, 03/17/03                                                           123,977             --      1,487,723      1,611,700
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 01/25/07                                                           198,922             --        994,610      1,193,532
------------------------------------------------------------------------------------------------------------------------------------
  6.88%, 02/01/06                                                           202,078             --        909,351      1,111,429
------------------------------------------------------------------------------------------------------------------------------------
  7.38%, 10/28/09                                                           502,205             --      3,414,994      3,917,199
====================================================================================================================================
                                                                          3,287,988             --     14,521,532     17,809,520
====================================================================================================================================

DISTRIBUTORS- 0.61%
Ferrellgas Partners L.P.,-Series B, Sr. Sec. Gtd. Notes,
9.38%, 06/15/06                                                             721,875        412,500      3,490,781      4,625,156
====================================================================================================================================

DIVERSIFIED CHEMICALS- 0.13%
Equistar Chemicals LP/Equistar Funding Corp., Sr. Unsec
Gtd. Notes, 10.13%, 09/01/08                                                147,200        184,000        625,600        956,800
====================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES- 0.17%
Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
12.75%, 06/15/10                                                            246,225        216,075        793,950      1,256,250
====================================================================================================================================

DIVERSIFIED FINANCIAL SERVICES- 6.83%
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%, 05/01/20                      709,350             --      3,546,750      4,256,100
------------------------------------------------------------------------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee Notes, 7.50%,
08/15/04 (Acquired 06/19/02; Cost $1,171,115)                  (b)          105,462             --      1,054,620      1,160,082
------------------------------------------------------------------------------------------------------------------------------------
CIT Group Inc. (The), Sr. Notes, 7.13%, 10/15/04                            150,843             --        603,372        754,215
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds, 7.75%, 12/01/36                  287,543        188,210      1,725,256      2,201,009
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05                                         211,642        100,782      1,713,294      2,025,718
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32                                        865,368        600,950      8,653,680     10,119,998
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29 (Acquired
04/10/01-07/25/02; Cost $5,345,542)                            (b)          970,650        215,700      4,287,038      5,473,388
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Medium Term
Notes, 5.00%, 06/15/07                                                      204,836                     1,024,180      1,229,016
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05                                        202,298             --      1,719,533      1,921,831
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.13%, 02/01/07                                      252,275             --      1,009,100      1,261,375
------------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%, 11/01/09                                           --      1,652,280      1,652,280
------------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11 (Acquired
07/24/02; Cost $2,404,123)                                     (b)          421,804        295,263      1,687,216      2,404,283
------------------------------------------------------------------------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02; Cost
1,998,900)                                                     (b)          204,368        102,184      1,737,128      2,043,680
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E, Medium Term
Disc. Notes, 9.84%, 02/10/28                                   (e)          150,348        300,696      1,189,116      1,640,160
------------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd. Notes, 5.75%,
04/15/03                                                                         --             --      9,705,136      9,705,136
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec. Notes, 7.13%,
10/01/06                                                                    542,090             --      3,496,481      4,038,571
====================================================================================================================================
                                                                          5,278,877      1,803,785     44,804,180     51,886,842
====================================================================================================================================

DIVERSIFIED METALS & MINING- 0.53%
Centaur Mining and Exploration Ltd. (Australia), Sr. Gtd
Yankee Notes, 11.00%, 12/01/07                                 (c)               --             --         21,500         21,500
------------------------------------------------------------------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec. Yankee Deb., 7.05%,
11/01/05                                                                    264,463             --      3,702,475      3,966,938
====================================================================================================================================
                                                                            264,463             --      3,723,975      3,988,438
====================================================================================================================================

ELECTRIC UTILITIES- 10.56%
AES Corp. (The),
  Sr. Unsec. Notes,
  8.75%, 12/15/02                                                           972,000        720,000      3,906,000      5,598,000
------------------------------------------------------------------------------------------------------------------------------------
  8.75%, 06/15/08                                                                --         63,200             --         63,200
------------------------------------------------------------------------------------------------------------------------------------
  9.50%, 06/01/09                                                           145,250        103,750        529,125        778,125
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Putable Unsub. ROARS Notes,
  7.38%, 06/15/03                                                           194,250        138,750        707,625      1,040,625
------------------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada), Sr. Unsec
Gtd. Yankee Notes, 8.50%, 05/01/08                                          463,500        412,000      1,957,000      2,832,500
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., Conv. ZENS 2.00%, 09/15/29                             --        287,980             --        287,980
------------------------------------------------------------------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%, 10/15/29                          1,000,460        500,230      2,100,966      3,601,656
------------------------------------------------------------------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),



                  PRINCIPAL AMOUNT
-----------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------

$   500,000   $   400,000   $ 1,700,000   $ 2,600,000   First Mortgage Bonds, 6.86%, 10/01/08
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000     1,000,000     8,000,000    10,500,000   Series D, Sec. Notes, 7.88%, 11/01/17
------------------------------------------------------------------------------------------------------------------------------------
                                                        CMS Energy Corp., Sr. Unsec. Unsub. Notes, 8.90%,
    700,000     1,000,000     2,645,000     4,345,000   07/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                        Cogentrix Energy, Inc., Sr. Unsec. Gtd. Notes, 8.75%,
    600,000       550,000     3,200,000     4,350,000   10/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                        El Paso Electric Co.,
    760,000            --     3,000,000     3,760,000   Series D, Sec. First Mortgage Bonds, 8.90%, 02/01/06
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000            --     3,000,000     4,000,000   Series E, Sec. First Mortgage Bonds, 9.40%, 05/01/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        Hydro-Quebec (Canada), Gtd. Yankee Bonds, 9.40%,
    525,000       385,000     2,000,000     2,910,000   02/01/21                                                           (f)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Kincaid Generation LLC, Sec. Bonds, 7.33%, 06/15/20
    470,357            --     1,882,377     2,352,734   (Acquired 04/30/98; Cost $2,358,545)                               (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Mission Energy Holding Co., Sr. Sec. Notes, 13.50%,
    280,000       365,000     1,130,000     1,775,000   07/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                        Niagara Mohawk Power Corp.,
         --            --     4,300,000     4,300,000     First Mortgage Notes, 7.75%, 05/15/06
------------------------------------------------------------------------------------------------------------------------------------
  1,750,000     1,150,000     7,000,000     9,900,000     Series H, Sr. Unsec. Disc. Notes, 8.50%, 07/01/10                (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Public Service Company of New Mexico-Series A, Sr.
    120,000       300,000     1,200,000     1,620,000   Unsec. Notes, 7.10%, 08/01/05
------------------------------------------------------------------------------------------------------------------------------------
                                                        RGS (I&M) Funding Corp.-Series F, Sec. Lease Obligation
         --            --     4,963,703     4,963,703   Bonds, 9.82%, 12/07/22
------------------------------------------------------------------------------------------------------------------------------------
                                                        South Carolina Electric & Gas Co., First Mortgage Bonds,
         --            --     1,550,000     1,550,000   9.00%, 07/15/06
------------------------------------------------------------------------------------------------------------------------------------
                                                        Texas-New Mexico Power Co., Sr. Sec. Notes, 6.25%,
    620,000     2,000,000     4,800,000     7,420,000   01/15/09
====================================================================================================================================

====================================================================================================================================

                                                        ELECTRICAL COMPONENTS & EQUIPMENT- 0.14%
                                                        ASM Lithography Holding N.V. (Netherlands), Conv.
                                                        Yankee Bonds, 4.25%, 11/30/04 (Acquired 04/05/00; Cost
         --     1,250,000            --     1,250,000   $1,507,813)                                                        (b)
====================================================================================================================================

                                                        ELECTRONIC EQUIPMENT & INSTRUMENTS- 0.10%
                                                        Fisher Scientific International Inc., Sr. Unsec. Sub. Notes,
    105,000       130,000       430,000       665,000   8.13%, 05/01/12
------------------------------------------------------------------------------------------------------------------------------------
         --       140,000            --       140,000   Solectron Corp., Sr. Unsec. Notes, 9.63%, 02/15/09
====================================================================================================================================

====================================================================================================================================

                                                        EMPLOYMENT SERVICES- 0.09%
                                                        MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
    200,000            --       800,000     1,000,000   11.38%, 01/15/08
====================================================================================================================================

                                                        ENVIRONMENTAL SERVICES- 2.29%
                                                        Allied Waste North America Inc.-Series B, Sr. Unsec. Gtd.
    150,000       185,000       615,000       950,000   Sub. Notes, 10.00%, 08/01/09
------------------------------------------------------------------------------------------------------------------------------------
    350,000            --     2,570,000     2,920,000   Browning-Ferris Industries, Inc., Deb., 9.25%, 05/01/21
------------------------------------------------------------------------------------------------------------------------------------
                                                        Waste Management, Inc., Unsec. Putable Notes, 7.10%,
  2,000,000     1,775,000     9,800,000    13,575,000   08/01/03
====================================================================================================================================

====================================================================================================================================

                                                        FOREST PRODUCTS- 0.02%
                                                        Louisiana-Pacific Corp., Sr. Unsec. Sub. Notes, 10.88%,
         --       160,000            --       160,000   11/15/08
====================================================================================================================================

                                                        GAS UTILITIES- 1.71%
    250,000       200,000     1,100,000     1,550,000   El Paso Corp., Medium Term Notes, 8.05%, 10/15/30
------------------------------------------------------------------------------------------------------------------------------------
    650,000       300,000     5,000,000     5,950,000   Tennessee Gas Pipeline Co., Unsec. Deb., 7.63%, 04/01/37
------------------------------------------------------------------------------------------------------------------------------------
                                                        TransCanada Pipelines Ltd. (Canada), Yankee Deb., 8.63%,
  1,200,000       250,000     4,310,000     5,760,000   05/15/12
====================================================================================================================================

====================================================================================================================================

                                                        HEALTH CARE DISTRIBUTORS & SERVICES- 0.01%
                                                        Vanguard Health Systems, Inc., Sr. Unsec. Gtd. Sub. Notes,
         --     1,000,000            --     1,000,000   9.75%, 08/01/11
====================================================================================================================================

                                                        HEALTH CARE EQUIPMENT- 0.02%
                                                        Radiologix, Inc.-Series B, Sr. Unsec. Gtd. Notes, 10.50%,
         --       150,000            --       150,000   12/15/08
====================================================================================================================================

                                                        HEALTH CARE FACILITIES- 0.39%
                                                        Hanger Orthopedic Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
    450,000       400,000     1,820,000     2,670,000   10.38%, 02/15/09
------------------------------------------------------------------------------------------------------------------------------------
                                                        Magellan Health Services, Inc., Sr. Notes, 9.38%, 11/15/07
         --        95,000            --        95,000   (Acquired 05/23/01; Cost $95,000)                                  (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Select Medical Corp., Sr. Unsec. Sub. Notes, 9.50%,
         --       140,000            --       140,000   06/15/09
====================================================================================================================================

====================================================================================================================================





                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------

First Mortgage Bonds, 6.86%, 10/01/08                                  $    526,000   $    420,800   $  1,788,400   $  2,735,200
------------------------------------------------------------------------------------------------------------------------------------
Series D, Sec. Notes, 7.88%, 11/01/17                                     1,535,265      1,023,510      8,188,080     10,746,855
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes, 8.90%,
07/15/08                                                                    479,500        685,000      1,811,825      2,976,325
------------------------------------------------------------------------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd. Notes, 8.75%,
10/15/08                                                                    451,500        413,875      2,408,000      3,273,375
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co.,
Series D, Sec. First Mortgage Bonds, 8.90%, 02/01/06                        841,533             --      3,321,840      4,163,373
------------------------------------------------------------------------------------------------------------------------------------
Series E, Sec. First Mortgage Bonds, 9.40%, 05/01/11                      1,091,400             --      3,274,200      4,365,600
------------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds, 9.40%,
02/01/21                                                       (f)          710,693        521,175      2,707,400      3,939,268
------------------------------------------------------------------------------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds, 7.33%, 06/15/20
(Acquired 04/30/98; Cost $2,358,545)                           (b)          446,792             --      1,788,070      2,234,862
------------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes, 13.50%,
07/15/08                                                                    113,400        147,825        457,650        718,875
------------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  First Mortgage Notes, 7.75%, 05/15/06                                          --             --      4,748,705      4,748,705
------------------------------------------------------------------------------------------------------------------------------------
  Series H, Sr. Unsec. Disc. Notes, 8.50%, 07/01/10            (a)        1,767,500      1,161,500      7,070,000      9,999,000
------------------------------------------------------------------------------------------------------------------------------------
Public Service Company of New Mexico-Series A, Sr
Unsec. Notes, 7.10%, 08/01/05                                               126,038        315,096      1,260,384      1,701,518
------------------------------------------------------------------------------------------------------------------------------------
RGS (I&M) Funding Corp.-Series F, Sec. Lease Obligation
Bonds, 9.82%, 12/07/22                                                           --             --      5,528,622      5,528,622
------------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., First Mortgage Bonds,
9.00%, 07/15/06                                                                  --             --      1,796,977      1,796,977
------------------------------------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes, 6.25%,
01/15/09                                                                    587,872      1,896,360      4,551,264      7,035,496
====================================================================================================================================
                                                                         11,452,953      8,811,051     59,902,133     80,166,137
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT- 0.14%
ASM Lithography Holding N.V. (Netherlands), Conv
Yankee Bonds, 4.25%, 11/30/04 (Acquired 04/05/00; Cost
1,507,813)                                                     (b)               --      1,028,125             --      1,028,125
------------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS- 0.10%
Fisher Scientific International Inc., Sr. Unsec. Sub. Notes,
8.13%, 05/01/12                                                             104,475        129,350        427,850        661,675
------------------------------------------------------------------------------------------------------------------------------------
Solectron Corp., Sr. Unsec. Notes, 9.63%, 02/15/09                               --        125,300             --        125,300
====================================================================================================================================
                                                                            104,475        254,650        427,850        786,975
====================================================================================================================================

EMPLOYMENT SERVICES- 0.09%
MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
11.38%, 01/15/08                                                            131,000             --        524,000        655,000
====================================================================================================================================

ENVIRONMENTAL SERVICES- 2.29%
Allied Waste North America Inc.-Series B, Sr. Unsec. Gtd
Sub. Notes, 10.00%, 08/01/09                                                135,750        167,425        556,575        859,750
------------------------------------------------------------------------------------------------------------------------------------
Browning-Ferris Industries, Inc., Deb., 9.25%, 05/01/21                     309,750             --      2,274,450      2,584,200
------------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., Unsec. Putable Notes, 7.10%,
08/01/03                                                                  2,053,320      1,822,322     10,061,268     13,936,910
====================================================================================================================================

                                                                          2,498,820      1,989,747     12,892,293     17,380,860
====================================================================================================================================

FOREST PRODUCTS- 0.02%
Louisiana-Pacific Corp., Sr. Unsec. Sub. Notes, 10.88%,
11/15/08                                                                         --        168,800             --        168,800
====================================================================================================================================

GAS UTILITIES- 1.71%
El Paso Corp., Medium Term Notes, 8.05%, 10/15/30                           180,938        144,750        796,125      1,121,813
------------------------------------------------------------------------------------------------------------------------------------

Tennessee Gas Pipeline Co., Unsec. Deb., 7.63%, 04/01/37                    554,379        255,867      4,264,450      5,074,696
------------------------------------------------------------------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee Deb., 8.63%,
05/15/12                                                                  1,411,608        294,085      5,070,025      6,775,718
====================================================================================================================================
                                                                          2,146,925        694,702     10,130,600     12,972,227
====================================================================================================================================
HEALTH CARE DISTRIBUTORS & SERVICES- 0.01%
Vanguard Health Systems, Inc., Sr. Unsec. Gtd. Sub. Notes,
9.75%, 08/01/11                                                                  --        102,500             --        102,500
====================================================================================================================================

HEALTH CARE EQUIPMENT- 0.02%
Radiologix, Inc.-Series B, Sr. Unsec. Gtd. Notes, 10.50%,
12/15/08                                                                         --        153,000             --        153,000
====================================================================================================================================

HEALTH CARE FACILITIES- 0.39%
Hanger Orthopedic Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
10.38%, 02/15/09                                                            465,750        414,000      1,883,700      2,763,450
------------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., Sr. Notes, 9.38%, 11/15/07
(Acquired 05/23/01; Cost $95,000)                              (b)               --         76,475             --         76,475
------------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes, 9.50%,
06/15/09                                                                         --        143,500             --        143,500
====================================================================================================================================
                                                                            465,750        633,975      1,883,700      2,983,425
====================================================================================================================================



                  PRINCIPAL AMOUNT
-----------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
                                                        HOMEBUILDING- 0.61%
                                                        Beazer Homes USA, Inc., Sr. Unsec. Gtd. Notes 8.38%,
$        --   $   115,000   $        --   $   115,000   04/15/12
-----------------------------------------------------------------------------------------------------------------------------------
                                                        K Hovnanian Enterprises, Inc., Sr. Unsec. Gtd. Notes,
    500,000       400,000     1,750,000     2,650,000   10.50%, 10/01/07
-----------------------------------------------------------------------------------------------------------------------------------
                                                        WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Notes, 9.13%,
    285,000       350,000     1,150,000     1,785,000   05/01/12
====================================================================================================================================

====================================================================================================================================

                                                        HOTELS, RESORTS & CRUISE LINES- 0.09%
                                                        John Q. Hammons Hotels, Inc., Sr. 1st Mortgage Notes,
         --       120,000            --       120,000   8.88%, 05/15/12
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Kerzner International Ltd., Sr. Unsec. Gtd. Sub. Notes,
         --       150,000                     150,000   8.88%, 08/15/11
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Royal Caribbean Cruises Ltd., Sr. Unsec. Unsub. Notes,
         --       200,000            --       200,000   8.75%, 05/15/12
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.88%,
         --       250,000            --       250,000   05/01/12

====================================================================================================================================

====================================================================================================================================

                                                        HOUSEWARES & SPECIALTIES- 0.01%
         --       100,000            --       100,000   Johnsondiversey Inc., Sr. Sub. Notes, 9.63%, 05/15/12
====================================================================================================================================

                                                        INDUSTRIAL MACHINERY- 0.01%
         --        90,000            --        90,000   NMHG Holding Co., Unsec. Gtd. Notes, 10.00%, 05/15/09
====================================================================================================================================

                                                        INTEGRATED OIL & GAS- 2.53%

                       --       750,000       750,000   El Paso CGP Co., Sr. Unsec. Putable Deb., 6.70%, 02/15/27
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Husky Oil Ltd. (Canada),
    600,000            --     3,000,000     3,600,000   Sr. Unsec. Yankee Notes, 7.13%, 11/15/06
-----------------------------------------------------------------------------------------------------------------------------------
    250,000       625,000     2,645,000     3,520,000   Yankee Bonds, 8.90%, 08/15/28
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Occidental Petroleum Corp.,
    950,000       950,000     4,375,000     6,275,000   Sr. Putable Deb., 9.25%, 08/01/19
-----------------------------------------------------------------------------------------------------------------------------------
    750,000            --     2,100,000     2,850,000   Sr. Unsec. Notes, 7.38%, 11/15/08
====================================================================================================================================

====================================================================================================================================

                                                        INTEGRATED TELECOMMUNICATION SERVICES- 0.73%
         --       250,000            --       250,000   NTELOS Inc., Sr. Unsec. Notes, 13.00%, 08/15/10
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Sprint Capital Corp., Sr. Unsec. Gtd. Notes, 6.13%,
    400,000       440,000     2,500,000     3,340,000   11/15/08
-----------------------------------------------------------------------------------------------------------------------------------
    200,000            --     2,500,000     2,700,000   Sprint Corp., Putable Deb., 9.00%, 10/15/19
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Verizon Global Funding Corp., Sr. Unsec. Notes, 6.13%,
    200,000            --     1,000,000     1,200,000   06/15/07
====================================================================================================================================

====================================================================================================================================

                                                        LIFE & HEALTH INSURANCE- 1.19%
    150,000       150,000     3,000,000     3,300,000   American General Corp., Unsec. Notes, 7.50%, 08/11/10
-----------------------------------------------------------------------------------------------------------------------------------
                                                        American General Institute-Series A, Gtd. Bonds, 7.57%,
    100,000       200,000     1,000,000     1,300,000   12/01/45 (Acquired 07/09/02-07/18/02; Cost $1,368,933)             (b)
-----------------------------------------------------------------------------------------------------------------------------------
         --            --     1,000,000     1,000,000   Americo Life, Inc., Sr. Sub. Notes, 9.25%, 06/01/05
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Conseco, Inc., Sr. Unsec. Gtd. Notes, 8.75%, 08/09/06
    160,000       175,000       620,000       955,000   (Acquired 07/19/01; Cost $901,610)                                 (b)
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Sun Canada Financial Co., Gtd. Sub. Bonds, 6.63%,
         --            --       700,000       700,000   12/15/07 (Acquired 10/14/99; Cost $654,311)                        (b)
-----------------------------------------------------------------------------------------------------------------------------------
    165,000       335,000     1,325,000     1,825,000   Torchmark Corp., Notes, 7.88%, 05/15/23
====================================================================================================================================

====================================================================================================================================

                                                        MULTI-LINE INSURANCE- 0.20%
                                                        AIG SunAmerica Global Financing IX, Bonds, 6.90%,
         --            --     1,500,000     1,500,000   03/15/32 (Acquired 07/31/02; Cost $1,567,125)                      (b)
====================================================================================================================================

                                                        MULTI-UTILITIES & UNREGULATED POWER- 0.11%
  1,100,000     1,000,000            --     2,100,000   Dynegy Holdings Inc., Sr. Unsec. Deb., 7.13%, 05/15/18
====================================================================================================================================

                                                        OIL & GAS- 0.49%
                                                        CANADIAN OIL SANDS LTD., (Canada) Sr. Yankee Notes,
                                                        7.90%, 09/01/21 (Acquired 08/17/01-07/31/02; Cost
    425,000            --     3,200,000     3,625,000   $3,645,225)                                                        (b)
====================================================================================================================================

                                                        OIL & GAS DRILLING- 0.87%
                                                        Transocean Sedco Forex Inc., Unsec. Notes, 6.95%,
  1,270,000       525,000     4,300,000     6,095,000   04/15/08
====================================================================================================================================

                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------

HOMEBUILDING- 0.61%
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Notes 8.38%,
04/15/12                                                               $         --   $    115,000   $         --   $    115,000
------------------------------------------------------------------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec. Gtd. Notes,
10.50%, 10/01/07                                                            527,500        422,000      1,846,250      2,795,750
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Notes, 9.13%,
05/01/12                                                                    272,175        334,250      1,098,250      1,704,675
====================================================================================================================================
                                                                            799,675        871,250      2,944,500      4,615,425
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES- 0.09%
John Q. Hammons Hotels, Inc., Sr. 1st Mortgage Notes,
8.88%, 05/15/12                                                                  --        114,900             --        114,900
------------------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., Sr. Unsec. Gtd. Sub. Notes,
8.88%, 08/15/11                                                                  --        152,625             --        152,625
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., Sr. Unsec. Unsub. Notes,
8.75%, 05/15/12                                                                  --        182,000             --        182,000
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.88%,
05/01/12                                                                         --        238,125             --        238,125
====================================================================================================================================
                                                                                 --        687,650             --        687,650
====================================================================================================================================

HOUSEWARES & SPECIALTIES- 0.01%
Johnsondiversey Inc., Sr. Sub. Notes, 9.63%, 05/15/12                            --        104,000             --        104,000
====================================================================================================================================

INDUSTRIAL MACHINERY- 0.01%
NMHG Holding Co., Unsec. Gtd. Notes, 10.00%, 05/15/09                            --         90,450             --         90,450
====================================================================================================================================

INTEGRATED OIL & GAS- 2.53%

El Paso CGP Co., Sr. Unsec. Putable Deb., 6.70%, 02/15/27                        --             --        580,313        580,313
------------------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
Sr. Unsec. Yankee Notes, 7.13%, 11/15/06                                    652,926             --      3,264,630      3,917,556
------------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds, 8.90%, 08/15/28                                               274,298        685,744      2,902,068      3,862,110
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.,
Sr. Putable Deb., 9.25%, 08/01/19                                         1,164,453      1,164,453      5,362,613      7,691,519
------------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 7.38%, 11/15/08                                           837,893             --      2,346,099      3,183,992
====================================================================================================================================
                                                                          2,929,570      1,850,197     14,455,723     19,235,490
====================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES- 0.73%
NTELOS Inc., Sr. Unsec. Notes, 13.00%, 08/15/10                                  --         68,750             --         68,750
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Notes, 6.13%,
11/15/08                                                                    289,000        317,900      1,806,250      2,413,150
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19                                 140,750             --      1,759,375      1,900,125
------------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec. Notes, 6.13%,
06/15/07                                                                    199,432             --        997,160      1,196,592
====================================================================================================================================
                                                                            629,182        386,650      4,562,785      5,578,617
====================================================================================================================================

LIFE & HEALTH INSURANCE- 1.19%
American General Corp., Unsec. Notes, 7.50%, 08/11/10                       168,762        168,762      3,375,240      3,712,764
------------------------------------------------------------------------------------------------------------------------------------
American General Institute-Series A, Gtd. Bonds, 7.57%,
12/01/45 (Acquired 07/09/02-07/18/02; Cost $1,368,933)         (b)          105,962        211,924      1,059,620      1,377,506
------------------------------------------------------------------------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%, 06/01/05                              --             --      1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., Sr. Unsec. Gtd. Notes, 8.75%, 08/09/06
(Acquired 07/19/01; Cost $901,610)                             (b)           44,000         48,125        170,500        262,625
------------------------------------------------------------------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds, 6.63%,
12/15/07 (Acquired 10/14/99; Cost $654,311)                    (b)               --             --        758,090        758,090
------------------------------------------------------------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23                                     172,450        350,125      1,384,824      1,907,399
====================================================================================================================================
                                                                            491,174        778,936      7,748,274      9,018,384
====================================================================================================================================

MULTI-LINE INSURANCE- 0.20%
AIG SunAmerica Global Financing IX, Bonds, 6.90%,
03/15/32 (Acquired 07/31/02; Cost $1,567,125)                  (b)               --             --      1,545,662      1,545,662
====================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER- 0.11%
Dynegy Holdings Inc., Sr. Unsec. Deb., 7.13%, 05/15/18                      434,500        395,000             --        829,500
====================================================================================================================================

OIL & GAS- 0.49%
CANADIAN OIL SANDS LTD., (Canada) Sr. Yankee Notes,
7.90%, 09/01/21 (Acquired 08/17/01-07/31/02; Cost
$3,645,225)                                                    (b)          436,437             --      3,286,112      3,722,549
====================================================================================================================================

OIL & GAS DRILLING- 0.87%
Transocean Sedco Forex Inc., Unsec. Notes, 6.95%,
04/15/08                                                                  1,372,362        567,315      4,646,580      6,586,257
====================================================================================================================================



                  PRINCIPAL AMOUNT
------------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------
                                                        OIL & GAS EQUIPMENT & SERVICES- 1.28%
                                                        Hanover Equipment Trust, Sr. Sec. Notes,
                                                          Class A, 8.50%, 09/01/08 (Acquired 08/16/01, Cost
$        --   $    90,000   $        --   $    90,000   $90,000)                                                           (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Class B, 8.75%, 09/01/11 (Acquired 08/16/01; Cost
         --        30,000            --        30,000   $30,000)                                                           (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Kinder Morgan Energy Partners, LP, Sr. Unsec. Notes,
         --            --     1,500,000     1,500,000   7.13%, 03/15/12
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000            --     4,000,000     5,000,000   National-Oilwell, Inc., Sr. Unsec. Notes, 6.50%, 03/15/11
------------------------------------------------------------------------------------------------------------------------------------
    500,000       500,000     2,000,000     3,000,000   Smith International, Inc., Notes, 6.75%, 02/15/11
====================================================================================================================================

====================================================================================================================================

                                                        OIL & GAS EXPLORATION & PRODUCTION- 6.20%
                                                        Anadarko Petroleum Corp., Unsec. Putable Deb., 7.73%,
  1,200,000     1,000,000     1,200,000     3,400,000   09/15/26
------------------------------------------------------------------------------------------------------------------------------------
                                                        Anderson Exploration Ltd. (Canada), Unsec. Sub. Yankee
    500,000       375,000     2,400,000     3,275,000   Notes, 6.75%, 03/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        Canadian Natural Resources Ltd. (Canada), Unsec. Yankee
    450,000            --            --       450,000   Notes, 6.70%, 07/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 8.38%,
    310,000       240,000     1,250,000     1,800,000   11/01/08
------------------------------------------------------------------------------------------------------------------------------------
                                                        Colorado Interstate Gas Co., Sr. Unsec. Deb., 10.00%,
    550,000       350,000     2,300,000     3,200,000   06/15/05
------------------------------------------------------------------------------------------------------------------------------------
    150,000       400,000       795,000     1,345,000   Devon Energy Corp., Sr. Unsec. Deb., 7.95%, 04/15/32
------------------------------------------------------------------------------------------------------------------------------------
                                                        Devon Financing Corp. ULC, Sr. Unsec. Gtd. Unsub. Deb.,
    500,000       300,000     2,155,000     2,955,000   7.88%, 09/30/31
------------------------------------------------------------------------------------------------------------------------------------
         --       390,000            --       390,000   Frontier Oil Corp., Sr. Unsec. Notes, 11.75%, 11/15/09
------------------------------------------------------------------------------------------------------------------------------------
                                                        Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb., 5.25%,
         --     1,000,000            --     1,000,000   02/15/10
------------------------------------------------------------------------------------------------------------------------------------
                                                        Louis Dreyfus Natural Gas Corp., Unsec. Notes, 6.88%,
    550,000       550,000     3,500,000     4,600,000   12/01/07
------------------------------------------------------------------------------------------------------------------------------------
                                                        Newfield Exploration Co., Sr. Unsec. Unsub. Notes, 7.63%,
  2,200,000     1,650,000     5,500,000     9,350,000   03/01/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        Nexen Inc. (Canada), Unsec. Yankee Notes, 7.40%,
    655,000            --     2,000,000     2,655,000   05/01/28
------------------------------------------------------------------------------------------------------------------------------------
  1,750,000     1,760,000     6,000,000     9,510,000   Noble Energy, Inc., Sr. Unsec. Deb., 7.25%, 08/01/97
------------------------------------------------------------------------------------------------------------------------------------
                                                        Pogo Producing Co.-Series B, Sr. Unsec. Sub. Notes,
    395,000            --            --       395,000   10.38%, 02/15/09
------------------------------------------------------------------------------------------------------------------------------------
         --        70,000                      70,000   Swift Energy Co., Sr. Unsec. Sub. Notes, 9.38%, 05/01/12
------------------------------------------------------------------------------------------------------------------------------------
                                                        Union Pacific Resources Group Inc., Unsec. Notes, 6.75%,
    475,000            --     1,700,000     2,175,000   05/15/08
====================================================================================================================================

====================================================================================================================================

                                                        OIL & GAS REFINING, MARKETING & TRANSPORTATION- 2.40%
    700,000     1,155,000     6,855,000     8,710,000   Pennzoil-Quaker State Co., Unsec. Deb., 7.38%, 04/01/29
------------------------------------------------------------------------------------------------------------------------------------
                                                        Petroleos Mexicanos (Mexico),
    480,000       600,000     2,500,000     3,580,000     Sr. Unsec. Putable Gtd. Yankee Bonds, 9.38%, 12/02/08
------------------------------------------------------------------------------------------------------------------------------------
                                                        Series P, Sr. Unsec. Gtd. Putable Unsub. Yankee Bonds,
    900,000       500,000     3,100,000     4,500,000   9.50%, 03/15/06
====================================================================================================================================

====================================================================================================================================
                                                        PACKAGED FOODS & MEATS- 0.01%
         --        80,000            --        80,000   Dole Foods Co., Inc., Sr. Unsec. Notes, 7.25%, 05/01/09
------------------------------------------------------------------------------------------------------------------------------------

                                                        PAPER PRODUCTS- 0.18%
                                                        Appleton Papers Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
    220,000       260,000       900,000     1,380,000   12.50%, 12/15/08
------------------------------------------------------------------------------------------------------------------------------------

                                                        PERSONAL PRODUCTS- 0.05%
                                                        Elizabeth Arden Inc.,
         --        50,000            --        50,000     10.38%, 05/15/07
------------------------------------------------------------------------------------------------------------------------------------
         --       300,000            --       300,000     11.75%, 02/01/11
====================================================================================================================================

====================================================================================================================================

                                                        PHARMACEUTICALS- 0.55%
                                                        aaiPharma Inc., Sr. Unsec. Gtd. Sub. Notes, 11.00%,
         --       250,000            --       250,000   04/01/10
------------------------------------------------------------------------------------------------------------------------------------
                                                        Biovail Corp. (Canada), Sr. Sub. Yankee Notes, 7.88%,
         --       200,000            --       200,000   04/01/10
------------------------------------------------------------------------------------------------------------------------------------
    275,000       400,000     2,200,000     2,875,000   Johnson & Johnson, Unsec. Debs., 8.72%, 11/01/24
------------------------------------------------------------------------------------------------------------------------------------
                                                        Roche Holding A.G., Conv. Putable LYONS, 0.32%,
         --       650,000            --       650,000   01/19/04 (Acquired 03/10/00; Cost $624,813)                        (b)
====================================================================================================================================

====================================================================================================================================

                                                        PROPERTY & CASUALTY INSURANCE- 1.63%
                                                        Allstate Financial Global Funding, Notes, 6.50%, 06/14/11
    500,000            --     2,250,000     2,750,000   (Acquired 06/07/01; Cost $2,745,793)                               (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        American Re Corp.-Series B, Sr. Unsec. Notes, 7.45%,
    700,000       500,000     2,900,000     4,100,000   12/15/26
------------------------------------------------------------------------------------------------------------------------------------
                                                        Markel Corp.,
    500,000            --     2,200,000     2,700,000     Unsec. Gtd. Notes, 7.20%, 08/15/07
------------------------------------------------------------------------------------------------------------------------------------
    500,000            --     2,000,000     2,500,000     Unsec. Notes, 7.00%, 05/15/08
====================================================================================================================================

====================================================================================================================================


                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES- 1.28%
Hanover Equipment Trust, Sr. Sec. Notes,
  Class A, 8.50%, 09/01/08 (Acquired 08/16/01, Cost
$90,000)                                                       (b)     $         --   $     74,700   $         --   $     74,700
------------------------------------------------------------------------------------------------------------------------------------
  Class B, 8.75%, 09/01/11 (Acquired 08/16/01; Cost
$30,000)                                                       (b)               --         25,050             --         25,050
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, LP, Sr. Unsec. Notes,
7.13%, 03/15/12                                                                  --             --      1,591,397      1,591,397
------------------------------------------------------------------------------------------------------------------------------------
National-Oilwell, Inc., Sr. Unsec. Notes, 6.50%, 03/15/11                 1,004,700             --      4,018,800      5,023,500
------------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%, 02/15/11                           503,325        503,325      2,013,300      3,019,950
====================================================================================================================================
                                                                          1,508,025        603,075      7,623,497      9,734,597
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION- 6.20%
Anadarko Petroleum Corp., Unsec. Putable Deb., 7.73%,
09/15/26                                                                  1,301,844      1,084,870      1,301,844      3,688,558
------------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec. Sub. Yankee
Notes, 6.75%, 03/15/11                                                      510,505        382,879      2,450,424      3,343,808
------------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada), Unsec. Yankee
Notes, 6.70%, 07/15/11                                                      481,811             --             --        481,811
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 8.38%,
11/01/08                                                                    310,000        240,000      1,250,000      1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., Sr. Unsec. Deb., 10.00%,
06/15/05                                                                    610,907        388,759      2,554,702      3,554,368
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%, 04/15/32                        163,146        435,056        864,674      1,462,876
------------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. ULC, Sr. Unsec. Gtd. Unsub. Deb.,
7.88%, 09/30/31                                                             537,200        322,320      2,315,332      3,174,852
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%, 11/15/09                           --        407,550             --        407,550
------------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb., 5.25%,
02/15/10                                                                         --      1,070,000             --      1,070,000
------------------------------------------------------------------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec. Notes, 6.88%,
12/01/07                                                                    597,773        597,773      3,804,010      4,999,556
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub. Notes, 7.63%,
03/01/11                                                                  2,244,000      1,683,000      5,610,000      9,537,000
------------------------------------------------------------------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Yankee Notes, 7.40%,
05/01/28                                                                    645,823             --      1,971,980      2,617,803
------------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%, 08/01/97                      1,486,030      1,494,522      5,094,960      8,075,512
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.-Series B, Sr. Unsec. Sub. Notes,
10.38%, 02/15/09                                                            426,600             --             --        426,600
------------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes, 9.38%, 05/01/12                         --         66,850             --         66,850
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec. Notes, 6.75%,
05/15/08                                                                    512,074             --      1,832,685      2,344,759
====================================================================================================================================
                                                                          9,827,713      8,173,579     29,050,611     47,051,903
====================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION- 2.40%
Pennzoil-Quaker State Co., Unsec. Deb., 7.38%, 04/01/29                     755,713      1,246,926      7,400,589      9,403,228
------------------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Sr. Unsec. Putable Gtd. Yankee Bonds, 9.38%, 12/02/08                     512,400        640,500      2,668,750      3,821,650
------------------------------------------------------------------------------------------------------------------------------------
  Series P, Sr. Unsec. Gtd. Putable Unsub. Yankee Bonds,
9.50%, 03/15/06                                                             994,788        552,660      3,426,492      4,973,940
====================================================================================================================================
                                                                          2,262,901      2,440,086     13,495,831     18,198,818
====================================================================================================================================

PACKAGED FOODS & MEATS- 0.01%
Dole Foods Co., Inc., Sr. Unsec. Notes, 7.25%, 05/01/09                          --         80,125             --         80,125
====================================================================================================================================

PAPER PRODUCTS- 0.18%
Appleton Papers Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
12.50%, 12/15/08                                                            221,650        261,950        906,750      1,390,350
====================================================================================================================================

PERSONAL PRODUCTS- 0.05%
Elizabeth Arden Inc.,
10.38%, 05/15/07                                                                 --         46,750             --         46,750
------------------------------------------------------------------------------------------------------------------------------------
11.75%, 02/01/11                                                                 --        304,500             --        304,500
====================================================================================================================================
                                                                                 --        351,250             --        351,250
====================================================================================================================================

PHARMACEUTICALS- 0.55%
aaiPharma Inc., Sr. Unsec. Gtd. Sub. Notes, 11.00%,
04/01/10                                                                         --        233,750             --        233,750
------------------------------------------------------------------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee Notes, 7.88%,
04/01/10                                                                         --        194,304             --        194,304
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson, Unsec. Debs., 8.72%, 11/01/24                            314,397        457,304      2,515,172      3,286,873
------------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G., Conv. Putable LYONS, 0.32%,
01/19/04 (Acquired 03/10/00; Cost $624,813)                    (b)               --        459,063             --        459,063
====================================================================================================================================
                                                                            314,397      1,344,421      2,515,172      4,173,990
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE- 1.63%
Allstate Financial Global Funding, Notes, 6.50%, 06/14/11
(Acquired 06/07/01; Cost $2,745,793)                           (b)          527,925             --      2,375,663      2,903,588
------------------------------------------------------------------------------------------------------------------------------------
American Re Corp.-Series B, Sr. Unsec. Notes, 7.45%,
12/15/26                                                                    743,239        530,885      3,079,133      4,353,257
------------------------------------------------------------------------------------------------------------------------------------
Markel Corp.,
  Unsec. Gtd. Notes, 7.20%, 08/15/07                                        500,670             --      2,202,948      2,703,618
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Notes, 7.00%, 05/15/08                                             486,220             --      1,944,880      2,431,100
====================================================================================================================================
                                                                          2,258,054        530,885      9,602,624     12,391,563
====================================================================================================================================





                  PRINCIPAL AMOUNT
----------------------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------

                                                        PUBLISHING- 2.39%
                                                        News America Holdings, Inc.,
$1,200,000   $ 1,200,000   $ 5,000,000   $ 7,400,000       Putable Notes, 8.45%, 08/01/06
------------------------------------------------------------------------------------------------------------------------------------
   600,000     1,450,000     4,950,000     7,000,000       Sr. Gtd. Deb., 9.25%, 02/01/13
------------------------------------------------------------------------------------------------------------------------------------
   500,000            --     2,000,000     2,500,000       Sr. Unsec. Gtd. Putable Bonds, 7.43%, 10/01/06
====================================================================================================================================

====================================================================================================================================

                                                         RAILROADS- 1.40%
   350,000       250,000     7,250,000     7,850,000     CSX Corp., Sr. Unsec. Putable Deb., 7.25%, 05/01/05
------------------------------------------------------------------------------------------------------------------------------------
                                                         Railamerica Transportation Corp., Sr. Unsec. Gtd. Sub.
   375,000       325,000     1,300,000     2,000,000     Notes, 12.88%, 08/15/10
====================================================================================================================================

====================================================================================================================================

                                                         REAL ESTATE INVESTMENT TRUSTS- 1.84%
                                                         EOP Operating L.P.,
------------------------------------------------------------------------------------------------------------------------------------
   100,000            --       600,000       700,000       Sr. Unsec. Notes, 7.25%, 02/15/18
------------------------------------------------------------------------------------------------------------------------------------
   150,000            --       600,000       750,000       Unsec. Gtd. Notes, 6.75%, 02/15/12
------------------------------------------------------------------------------------------------------------------------------------
   300,000       500,000     3,500,000     4,300,000     HealthCare REIT, Inc., Sr. Unsec. Notes, 7.50%, 08/15/07
------------------------------------------------------------------------------------------------------------------------------------
                                                         Host Marriott LP
   225,000       270,000       920,000     1,415,000       Series E, Sr. Sec. Gtd. Notes, 8.38%, 02/15/06
------------------------------------------------------------------------------------------------------------------------------------
   375,000       450,000     1,500,000     2,325,000       Series I, Unsec. Gtd. Notes, 9.50%, 01/15/07
------------------------------------------------------------------------------------------------------------------------------------
   190,000       210,000       755,000     1,155,000     iStar Financial Inc., Sr. Unsec. Notes, 8.75%, 08/15/08
------------------------------------------------------------------------------------------------------------------------------------
   110,000        80,000       465,000       655,000     RFS Partnership LP, Sr. Unsec. Gtd. Notes, 9.75%, 03/01/12
------------------------------------------------------------------------------------------------------------------------------------
                                                         Spieker Properties, Inc., Unsec. Unsub. Deb., 7.35%,
   250,000            --     2,000,000     2,250,000     12/01/17
====================================================================================================================================

====================================================================================================================================

                                                         SEMICONDUCTORS- 0.02%
                                                         ON Semiconductor Corp., Sr. Sec. Gtd. Notes, 12.00%,
        --       120,000            --       120,000     05/15/08
------------------------------------------------------------------------------------------------------------------------------------
                                                        TranSwitch Corp., Conv. Unsec. Unsub. Notes, 4.50%,
        --        37,000            --        37,000     09/12/05 (Acquired 09/06/00; Cost $37,000)                        (b)
====================================================================================================================================

====================================================================================================================================

                                                         SOVEREIGN DEBT- 1.39%
                                                         Export Development Canada (Canada), Yankee Bonds,
   200,000       185,000     1,100,000     1,485,000     4.00%, 08/01/07
------------------------------------------------------------------------------------------------------------------------------------
   350,000            --     1,300,000     1,650,000     Swiss Bank Corp.-NY, Sub. Notes, 7.38%, 06/15/17
------------------------------------------------------------------------------------------------------------------------------------
                                                         Republic of Brazil (Brazil),
                                                         Yankee Bonds,
        --     1,228,000            --     1,228,000     11.63%, 04/15/04
------------------------------------------------------------------------------------------------------------------------------------
        --     1,000,000            --     1,000,000     10.25%, 01/11/06
------------------------------------------------------------------------------------------------------------------------------------
        --     2,462,000            --     2,462,000     8.88%, 04/15/24
------------------------------------------------------------------------------------------------------------------------------------
                                                         Unsec. Bonds,
        --     1,500,000            --     1,500,000     10.13%, 05/15/07
------------------------------------------------------------------------------------------------------------------------------------
                                                         Unsub. Bonds,
        --     1,460,000            --     1,460,000     14.50%, 10/15/09
------------------------------------------------------------------------------------------------------------------------------------
        --       304,000            --       304,000   Republic of Panama (Panama), Bonds, 8.88%, 09/30/27
------------------------------------------------------------------------------------------------------------------------------------
                                                       Republic of Turkey (Turkey),
        --       115,000            --       115,000     Yankee Bonds, 11.88%, 11/05/04
------------------------------------------------------------------------------------------------------------------------------------
        --       115,000            --       115,000     Sr. Unsec. Unsub. Yankee Bonds, 12.38%, 06/15/09
------------------------------------------------------------------------------------------------------------------------------------
                                                       Republic of Venezuala (Venezuala), Unsec. Yankee Bonds,
        --     2,500,000            --     2,500,000   9.25%, 09/15/27
------------------------------------------------------------------------------------------------------------------------------------
                                                       Republica Orient Uruguay (Uruguay), Unsec. Yankee
 3,000,000            --            --     3,000,000   Bonds, 7.88%, 07/15/27
------------------------------------------------------------------------------------------------------------------------------------
                                                       United Mexican States-Series A (Mexico), Yankee Medium
        --       420,000            --       420,000   Term Notes, 9.88%, 02/01/10
====================================================================================================================================

====================================================================================================================================

                                                       SPECIALTY CHEMICALS- 0.06%
    90,000       100,000       310,000       500,000   12/15/11
====================================================================================================================================
                                                       SPECIALTY STORES- 0.64%
        --       105,000            --       105,000   Cole National Group, Inc., Sr. Sub. Notes, 8.88%, 05/15/12
------------------------------------------------------------------------------------------------------------------------------------
   380,000       360,000     1,550,000     2,290,000   CSK Auto, Inc., Sr. Unsec. Gtd. Notes, 12.00%, 06/15/06
------------------------------------------------------------------------------------------------------------------------------------
                                                       United Rentals, Inc.-Series B, Sr. Unsec. Gtd. Notes,
   400,000       300,000     1,550,000     2,250,000   10.75%, 04/15/08
====================================================================================================================================

====================================================================================================================================

                                                       TELECOMMUNICATIONS EQUIPMENT- 0.40%

                                                       Comverse Technology, Inc., Sr. Unsec. Conv. Sub. Notes,
        --     1,500,000            --     1,500,000   1.50%, 12/01/05 (Acquired 12/05/00; Cost $1,537,500)                (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                       Kestrel Solutions, Conv. Sub. Notes, 5.50%, 07/15/05
        --       750,000            --       750,000   (Acquired 07/20/00; Cost $750,000)                                  (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                       SBA Communications Corp., Sr. Unsec. Notes, 10.25%,
   590,000       440,000     2,000,000     3,030,000   02/01/09
------------------------------------------------------------------------------------------------------------------------------------
                                                       Spectrasite Holdings Inc., 12.50%, 11/15/10 (Acquired
        --       500,000            --       500,000   12/15/00-12/19/00; Cost $485,520)                                   (b)
====================================================================================================================================

====================================================================================================================================


                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------

 PUBLISHING- 2.39%
 News America Holdings, Inc.,
    Putable Notes, 8.45%, 08/01/06                                      $  1,276,212   $  1,276,212   $  5,317,550   $  7,869,974
------------------------------------------------------------------------------------------------------------------------------------
    Sr. Gtd. Deb., 9.25%, 02/01/13                                           657,858      1,589,824      5,427,329      7,675,011
------------------------------------------------------------------------------------------------------------------------------------
    Sr. Unsec. Gtd. Putable Bonds, 7.43%, 10/01/06                           514,550             --      2,058,200      2,572,750
====================================================================================================================================
                                                                           2,448,620      2,866,036     12,803,079     18,117,735
====================================================================================================================================

  RAILROADS- 1.40%
  CSX Corp., Sr. Unsec. Putable Deb., 7.25%, 05/01/05                        381,283        272,345      7,898,005      8,551,633
------------------------------------------------------------------------------------------------------------------------------------
  Railamerica Transportation Corp., Sr. Unsec. Gtd. Sub.
  Notes, 12.88%, 08/15/10                                                    389,063        337,187      1,348,750      2,075,000
====================================================================================================================================
                                                                             770,346        609,532      9,246,755     10,626,633
====================================================================================================================================

  REAL ESTATE INVESTMENT TRUSTS- 1.84%
  EOP Operating L.P.,
------------------------------------------------------------------------------------------------------------------------------------
    Sr. Unsec. Notes, 7.25%, 02/15/18                                        106,678             --        640,068        746,746
------------------------------------------------------------------------------------------------------------------------------------
    Unsec. Gtd. Notes, 6.75%, 02/15/12                                       155,750             --        622,998        778,748
------------------------------------------------------------------------------------------------------------------------------------
  HealthCare REIT, Inc., Sr. Unsec. Notes, 7.50%, 08/15/07                   311,283        518,805      3,631,635      4,461,723
------------------------------------------------------------------------------------------------------------------------------------
  Host Marriott LP
    Series E, Sr. Sec. Gtd. Notes, 8.38%, 02/15/06                           219,375        263,250        897,000      1,379,625
------------------------------------------------------------------------------------------------------------------------------------
    Series I, Unsec. Gtd. Notes, 9.50%, 01/15/07                             375,000        450,000      1,500,000      2,325,000
------------------------------------------------------------------------------------------------------------------------------------
  iStar Financial Inc., Sr. Unsec. Notes, 8.75%, 08/15/08                    196,650        217,350        781,425      1,195,425
------------------------------------------------------------------------------------------------------------------------------------
  RFS Partnership LP, Sr. Unsec. Gtd. Notes, 9.75%, 03/01/12                 110,550         80,400        467,325        658,275
------------------------------------------------------------------------------------------------------------------------------------
  Spieker Properties, Inc., Unsec. Unsub. Deb., 7.35%,
  12/01/17                                                                   268,935             --      2,151,480      2,420,415
====================================================================================================================================
                                                                           1,744,221      1,529,805     10,691,931     13,965,957
====================================================================================================================================

  SEMICONDUCTORS- 0.02%
  ON Semiconductor Corp., Sr. Sec. Gtd. Notes, 12.00%,
  05/15/08                                                                        --        101,400             --        101,400
------------------------------------------------------------------------------------------------------------------------------------
 TranSwitch Corp., Conv. Unsec. Unsub. Notes, 4.50%,
  09/12/05 (Acquired 09/06/00; Cost $37,000)                    (b)               --         22,107             --         22,107
====================================================================================================================================
                                                                                  --        123,507             --        123,507
====================================================================================================================================

  SOVEREIGN DEBT- 1.39%
  Export Development Canada (Canada), Yankee Bonds,
  4.00%, 08/01/07                                                            199,642        184,669      1,098,031      1,482,342
------------------------------------------------------------------------------------------------------------------------------------
  Swiss Bank Corp.-NY, Sub. Notes, 7.38%, 06/15/17                           386,761             --      1,436,539      1,823,300
------------------------------------------------------------------------------------------------------------------------------------
Republic of Brazil (Brazil),
  Yankee Bonds,
  11.63%, 04/15/04                                                                --        847,320             --        847,320
------------------------------------------------------------------------------------------------------------------------------------
  10.25%, 01/11/06                                                                --        535,000             --        535,000
------------------------------------------------------------------------------------------------------------------------------------
  8.88%, 04/15/24                                                                 --        960,817             --        960,817
------------------------------------------------------------------------------------------------------------------------------------
  Unsec. Bonds,
  10.13%, 05/15/07                                                                --        622,500             --        622,500
------------------------------------------------------------------------------------------------------------------------------------
  Unsub. Bonds,
  14.50%, 10/15/09                                                                --        781,100             --        781,100
------------------------------------------------------------------------------------------------------------------------------------
Republic of Panama (Panama), Bonds, 8.88%, 09/30/27                               --        274,628             --        274,628
------------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey (Turkey),
  Yankee Bonds, 11.88%, 11/05/04                                                  --        112,125             --        112,125
------------------------------------------------------------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Yankee Bonds, 12.38%, 06/15/09                                --        102,637             --        102,637
------------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuala (Venezuala), Unsec. Yankee Bonds,
9.25%, 09/15/27                                                                   --      1,536,873             --      1,536,873
------------------------------------------------------------------------------------------------------------------------------------
Republica Orient Uruguay (Uruguay), Unsec. Yankee
Bonds, 7.88%, 07/15/27                                                       997,500             --             --        997,500
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States-Series A (Mexico), Yankee Medium
Term Notes, 9.88%, 02/01/10                                                       --        465,360             --        465,360
====================================================================================================================================
                                                                           1,583,903      6,423,029      2,534,570     10,541,502
====================================================================================================================================

SPECIALTY CHEMICALS- 0.06%
12/15/11                                                                      86,850         96,500        299,150        482,500
====================================================================================================================================

SPECIALTY STORES- 0.64%
Cole National Group, Inc., Sr. Sub. Notes, 8.88%, 05/15/12                        --        104,475             --        104,475
------------------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Unsec. Gtd. Notes, 12.00%, 06/15/06                      404,700        383,400      1,650,750      2,438,850
------------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec. Gtd. Notes,
10.75%, 04/15/08                                                             412,000        309,000      1,596,500      2,317,500
====================================================================================================================================
                                                                             816,700        796,875      3,247,250      4,860,825
====================================================================================================================================

TELECOMMUNICATIONS EQUIPMENT- 0.40%

Comverse Technology, Inc., Sr. Unsec. Conv. Sub. Notes,
1.50%, 12/01/05 (Acquired 12/05/00; Cost $1,537,500)            (b)               --      1,173,750             --      1,173,750
------------------------------------------------------------------------------------------------------------------------------------
Kestrel Solutions, Conv. Sub. Notes, 5.50%, 07/15/05
(Acquired 07/20/00; Cost $750,000)                              (b)               --          7,500             --          7,500
------------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes, 10.25%,
02/01/09                                                                     321,550        239,800      1,090,000      1,651,350
------------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings Inc., 12.50%, 11/15/10 (Acquired
12/15/00-12/19/00; Cost $485,520)                               (b)               --        202,500             --        202,500
====================================================================================================================================
                                                                             321,550      1,623,550      1,090,000      3,035,100
====================================================================================================================================



                  PRINCIPAL AMOUNT
--------------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------

                                                        TRUCKING- 0.25%
                                                        North American Van Lines Inc., Sr. Sub. Notes, 13.38%,
$        --   $   435,000   $ 1,365,000   $ 1,800,000   12/01/09 (Acquired 11/12/99; Cost $1,800,000)                      (b)
====================================================================================================================================
                                                        WIRELESS TELECOMMUNICATION SERVICES- 1.00%
                                                        Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes, 13.63%,
         --       300,000            --       300,000   08/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        Crown Castle International Corp.,
         --       430,000            --       430,000     Sr. Unsec. Disc. Notes, 10.63%, 11/15/07
------------------------------------------------------------------------------------------------------------------------------------
    560,000       470,000     1,850,000     2,880,000     Sr. Unsec. Notes, 10.75%, 08/01/11
------------------------------------------------------------------------------------------------------------------------------------
         --       350,000            --       350,000   iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%, 07/15/10
------------------------------------------------------------------------------------------------------------------------------------
                                                        IWO Holdings, Inc., Sr. Unsec. Gtd. Notes, 14.00%,
         --       400,000            --       400,000   01/15/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        Nextel Communications, Inc.,
         --            --     1,550,000     1,550,000     Sr. Notes, 12.00%, 11/01/08
------------------------------------------------------------------------------------------------------------------------------------
                                                          Sr. Conv. Notes, 5.25%, 01/15/10 (Acquired 02/15/00;
         --     1,000,000            --     1,000,000   Cost $1,055,000)                                                   (b)
------------------------------------------------------------------------------------------------------------------------------------
    530,000       600,000     2,100,000     3,230,000     Sr. Unsec. Notes, 9.50%, 02/01/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes, 8.75%,
    310,000       400,000     1,270,000     1,980,000   11/15/11
====================================================================================================================================

====================================================================================================================================

                                                        Total U.S. Dollar Denominated Bonds & Notes (Cost
                                                        $613,206,922)
====================================================================================================================================

                   PRINCIPAL AMOUNT(g)
-----------------------------------------------------
                                                        NON-U.S. DOLLAR DENOMINATED BONDS &
                                                        NOTES- 9.51%
                                                        CANADA- 2.64%
                                                        AT&T Canada Inc. (Integrated Telecommunication
                       --       500,000       500,000   Services), Sr. Unsec. Unsub. Notes, 7.15%, 09/23/04                CAD
------------------------------------------------------------------------------------------------------------------------------------
                                                        Bell Mobility Cellular Inc. (Wireless Telecommunication
    750,000            --     2,250,000     3,000,000   Services), Unsec. Deb., 6.55%, 06/02/08                            CAD
------------------------------------------------------------------------------------------------------------------------------------
                                                        Canadian Government (Sovereign Debt),
                                                          Bonds,
------------------------------------------------------------------------------------------------------------------------------------
    300,000            --            --       300,000     5.75%, 06/01/29                                                  CAD
------------------------------------------------------------------------------------------------------------------------------------
  9,520,000            --            --     9,520,000     6.00%, 06/01/08                                                  CAD
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000            --     7,400,000    11,400,000     6.63%, 10/03/07                                                  NZD
------------------------------------------------------------------------------------------------------------------------------------
                                                        Gtd. Bonds,
    300,000            --            --       300,000     7.00%, 12/01/06                                                  CAD
------------------------------------------------------------------------------------------------------------------------------------
    900,000            --            --       900,000     7.25%, 06/01/07                                                  CAD
------------------------------------------------------------------------------------------------------------------------------------
    500,000            --            --       500,000     9.00%, 03/01/11                                                  CAD
------------------------------------------------------------------------------------------------------------------------------------
                                                        Ontario (Province of) (Sovereign Debt), Unsec. Unsub.
  1,500,000            --     2,500,000     4,000,000   Notes, 6.25%, 12/03/08                                             NZD
------------------------------------------------------------------------------------------------------------------------------------
                                                        Rogers Cablesystems Ltd. (Broadcasting & Cable TV), Sr.
    300,000            --     3,300,000     3,600,000   Sec. Second Priority Deb., 9.65%, 01/15/14                         CAD
------------------------------------------------------------------------------------------------------------------------------------
                                                        Westcoast Energy Inc. (Gas Utilities)-Series V, Unsec. Deb.,
    500,000            --     1,000,000     1,500,000   6.45%, 12/18/06                                                    CAD
====================================================================================================================================

====================================================================================================================================

                                                        GERMANY- 3.38%
                                                        Bundesrepublik Deutschland (Sovereign Debt), Bonds,
     75,000       135,000       650,000       860,000     6.50%, 10/14/05                                                  EUR
------------------------------------------------------------------------------------------------------------------------------------
         --     2,625,000            --     2,625,000     5.25%, 01/04/11                                                  EUR
------------------------------------------------------------------------------------------------------------------------------------
                                                        Germany (Federal Republic of) (Sovereign Debt), Bonds,
  4,975,000            --    10,125,000    15,100,000   5.25%, 01/04/11                                                    EUR
------------------------------------------------------------------------------------------------------------------------------------
                                                        Kreditanstalt fuer Wiederaufbau (Banks), Sr. Unsec. Unsub.
  2,500,000     1,000,000     3,250,000     6,750,000   Deb., 5.25%, 07/04/12                                              EUR
====================================================================================================================================

====================================================================================================================================

                                                        GREECE- 0.33%
                                                        Hellenic Republic (Sovereign Debt), Bonds, 6.00%,
  2,400,000            --            --     2,400,000   05/19/10                                                           EUR
====================================================================================================================================
                                                        NETHERLANDS- 0.38%
                                                        Olivetti International Finance N.V. (Integrated
                                                        Telecommunication Services)-Series E, Gtd. Medium Term
    290,000            --     2,050,000     2,340,000   Euro Notes, 6.13%, 07/30/09                                        EUR
------------------------------------------------------------------------------------------------------------------------------------

                                                        Vodafone Finance B.V. (Wireless Telecommunication
    690,000            --            --       690,000   Services), Unsec. Unsub. Gtd. Euro Bonds, 4.75%, 05/27/09          EUR
====================================================================================================================================

====================================================================================================================================

                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------

 TRUCKING- 0.25%
 North American Van Lines Inc., Sr. Sub. Notes, 13.38%,
 12/01/09 (Acquired 11/12/99; Cost $1,800,000)                  (b)     $         --   $    454,575   $  1,426,425   $  1,881,000
====================================================================================================================================
 WIRELESS TELECOMMUNICATION SERVICES- 1.00%
 Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes, 13.63%,
 08/15/11                                                                         --        120,000             --        120,000
------------------------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.,
   Sr. Unsec. Disc. Notes, 10.63%, 11/15/07                                       --        303,150             --        303,150
------------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 10.75%, 08/01/11                                        386,400        324,300      1,276,500      1,987,200
------------------------------------------------------------------------------------------------------------------------------------
 iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%, 07/15/10                             --         57,750             --         57,750
------------------------------------------------------------------------------------------------------------------------------------
 IWO Holdings, Inc., Sr. Unsec. Gtd. Notes, 14.00%,
 01/15/11                                                                         --        142,000             --        142,000
------------------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.,
   Sr. Notes, 12.00%, 11/01/08                                                    --             --      1,123,750      1,123,750
------------------------------------------------------------------------------------------------------------------------------------
   Sr. Conv. Notes, 5.25%, 01/15/10 (Acquired 02/15/00;
 Cost $1,055,000)                                               (b)               --        540,000             --        540,000
------------------------------------------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 9.50%, 02/01/11                                         344,500        390,000      1,365,000      2,099,500
------------------------------------------------------------------------------------------------------------------------------------
 Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes, 8.75%,
 11/15/11                                                                    193,750        250,000        793,750      1,237,500
====================================================================================================================================
                                                                             924,650      2,127,200      4,559,000      7,610,850
====================================================================================================================================

 Total U.S. Dollar Denominated Bonds & Notes (Cost
 $613,206,922)                                                            82,902,595     71,591,102    415,112,826    569,606,523
====================================================================================================================================



 NON-U.S. DOLLAR DENOMINATED BONDS &
 NOTES- 9.51%
 CANADA- 2.64%
 AT&T Canada Inc. (Integrated Telecommunication
 Services), Sr. Unsec. Unsub. Notes, 7.15%, 09/23/04            CAD     $       --   $         --   $     35,534   $     35,534
------------------------------------------------------------------------------------------------------------------------------------
 Bell Mobility Cellular Inc. (Wireless Telecommunication
 Services), Unsec. Deb., 6.55%, 06/02/08                        CAD        473,817             --      1,421,451      1,895,268
------------------------------------------------------------------------------------------------------------------------------------
 Canadian Government (Sovereign Debt),
   Bonds,
------------------------------------------------------------------------------------------------------------------------------------
   5.75%, 06/01/29                                              CAD        189,703             --             --        189,703
------------------------------------------------------------------------------------------------------------------------------------
   6.00%, 06/01/08                                              CAD      6,393,735             --             --      6,393,735
------------------------------------------------------------------------------------------------------------------------------------
   6.63%, 10/03/07                                              NZD      1,870,844             --      3,461,062      5,331,906
------------------------------------------------------------------------------------------------------------------------------------
 Gtd. Bonds,
   7.00%, 12/01/06                                              CAD        209,113             --             --        209,113
------------------------------------------------------------------------------------------------------------------------------------
   7.25%, 06/01/07                                              CAD        636,157             --             --        636,157
------------------------------------------------------------------------------------------------------------------------------------
   9.00%, 03/01/11                                              CAD        397,501             --             --        397,501
------------------------------------------------------------------------------------------------------------------------------------
 Ontario (Province of) (Sovereign Debt), Unsec. Unsub
 Notes, 6.25%, 12/03/08                                         NZD        678,942             --      1,131,571      1,810,513
------------------------------------------------------------------------------------------------------------------------------------
 Rogers Cablesystems Ltd. (Broadcasting & Cable TV), Sr
 Sec. Second Priority Deb., 9.65%, 01/15/14                     CAD        180,511             --      1,985,629      2,166,140
------------------------------------------------------------------------------------------------------------------------------------
 Westcoast Energy Inc. (Gas Utilities)-Series V, Unsec. Deb.,
 6.45%, 12/18/06                                                CAD        326,873             --        653,746        980,619
====================================================================================================================================
                                                                        11,357,196             --      8,688,993     20,046,189
====================================================================================================================================

 GERMANY- 3.38%
 Bundesrepublik Deutschland (Sovereign Debt), Bonds,
   6.50%, 10/14/05                                              EUR         78,706        141,672        682,125        902,503
------------------------------------------------------------------------------------------------------------------------------------
   5.25%, 01/04/11                                              EUR             --      2,664,482             --      2,664,482
------------------------------------------------------------------------------------------------------------------------------------
 Germany (Federal Republic of) (Sovereign Debt), Bonds,
 5.25%, 01/04/11                                                EUR      5,049,827             --     10,277,288     15,327,115
------------------------------------------------------------------------------------------------------------------------------------
 Kreditanstalt fuer Wiederaufbau (Banks), Sr. Unsec. Unsub
 Deb., 5.25%, 07/04/12                                          EUR      2,499,422        999,769      3,249,249      6,748,440
====================================================================================================================================
                                                                         7,627,955      3,805,923     14,208,662     25,642,540
====================================================================================================================================

 GREECE- 0.33%
 Hellenic Republic (Sovereign Debt), Bonds, 6.00%,
 05/19/10                                                       EUR      2,499,882             --             --      2,499,882
====================================================================================================================================

 NETHERLANDS- 0.38%
 Olivetti International Finance N.V. (Integrated
 Telecommunication Services)-Series E, Gtd. Medium Term
 Euro Notes, 6.13%, 07/30/09                                    EUR        279,362             --      1,974,802      2,254,164
------------------------------------------------------------------------------------------------------------------------------------

 Vodafone Finance B.V. (Wireless Telecommunication
 Services), Unsec. Unsub. Gtd. Euro Bonds, 4.75%, 05/27/09      EUR        629,548             --             --        629,548
====================================================================================================================================
                                                                           908,910             --      1,974,802      2,883,712
====================================================================================================================================



                  PRINCIPAL AMOUNT
----------------------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------

                                                        UNITED KINGDOM- 2.27%
                                                        British Sky Broadcasting Group PLC (Broadcasting &
                                                        Cable TV), Sr. Unsec. Gtd. Unsub. Euro Bonds, 7.75%,
$   450,000   $        --   $ 1,750,000   $ 2,200,000   07/09/09                                                           GBP
------------------------------------------------------------------------------------------------------------------------------------
                                                        ONO Finance PLC (Broadcasting & Cable TV), Sr. Unsec.
         --       300,000            --       300,000   Gtd. Euro Notes, 13.00%, 05/01/09                                  GBP
------------------------------------------------------------------------------------------------------------------------------------

                                                        Sutton Bridge Financing Ltd. (Electric Utilities), Gtd. Notes,
    437,150            --     1,942,890     2,380,040   8.63%, 06/30/22 (Acquired 05/29/97; Cost $3,887,061)               GBP
------------------------------------------------------------------------------------------------------------------------------------
                                                        United Kingdom (Treasury of) (Sovereign Debt), Bonds,
  2,600,000       650,000     2,475,000     5,725,000   7.25%, 12/07/07                                                    GBP
====================================================================================================================================

====================================================================================================================================

                                                        UNITED STATES

                                                        Federal National Mortgage Association (Sovereign Debt)-
  3,785,000            --            --     3,785,000   Series E, Sr. Unsub. Medium Term Notes, 6.38%, 08/15/07            AUD
------------------------------------------------------------------------------------------------------------------------------------
                                                        KFW International Finance (Sovereign Debt), Unsec. Gtd.
  3,100,000            --            --     3,100,000   Unsub. Medium Term Euro Notes, 7.25%, 07/16/07                     AUD
====================================================================================================================================

====================================================================================================================================
                                                        Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
                                                        $70,787,432)
====================================================================================================================================

                        SHARES
--------------------------------------------------------
                                                        DOMESTIC STOCKS & OTHER EQUITY
                                                        INTERESTS- 1.12%
                                                        Broadcasting & Cable TV- 0.00%
                                                        Knology Inc. -Wts., expiring 10/22/07 (Acquired 03/12/98;          (b)(d)
        700            --         4,100         4,800   Cost $0)                                                           (h)
====================================================================================================================================

                                                        DIVERSIFIED COMMERCIAL SERVICES- 0.19%
         --            --       105,409       105,409   Cendant Corp.                                                      (i)
====================================================================================================================================

                                                        HOME FURNISHINGS- 0.00%
                                                        O'Sullivan Industries, Inc.-Series B-Pfd. Wts., expiring
         --           960         2,885         3,845   11/15/09 (Acquired 06/13/00; Cost $0)                              (b)(h)
------------------------------------------------------------------------------------------------------------------------------------
                                                        O'Sullivan Industries, Inc.-Wts., expiring 11/15/09
         --           960         2,885         3,845   (Acquired 06/13/00; Cost $0)                                       (b)(h)
====================================================================================================================================

====================================================================================================================================
                                                        MARINE PORTS & SERVICES- 0.00%
        478            --            --           478   First Wave Marine, Inc.                                            (d)(i)
====================================================================================================================================

                                                        MULTI-UTILITIES & UNREGULATED POWER- 0.07%
         --        28,300            --        28,300   Mirant Trust I-Series A, $3.13 Conv. Pfd.
====================================================================================================================================

                                                        PHARMACEUTICALS- 0.15%
         --        25,407            --        25,407   Pharmacia Corp.
====================================================================================================================================

                                                        RAILROADS- 0.01%
                                                        Railamerica Inc.-Wts., expiring 08/15/10 (Acquired
        375           325         1,300         2,000   10/01/00-10/05/00; Cost $0)                                        (b)(h)
====================================================================================================================================

                                                        REAL ESTATE INVESTMENT TRUSTS- 0.56%
                                                        First Republic Capital Corp.-Series A-Pfd. (Acquired
        750            --         3,500         4,250   05/26/99-5/29/99; Cost $4,250,000)                                 (b)
====================================================================================================================================

                                                        SYSTEMS SOFTWARE- 0.13%
         --            --        20,291        20,291   Microsoft Corp.                                                    (i)
====================================================================================================================================

                                                        WIRELESS TELECOMMUNICATION SERVICES- 0.00%
                                                        IWO Holdings Inc.-Wts., expiring 01/15/11 (Acquired
         --           400            --           400   08/24/01; Cost $0)                                                 (b)(h)
------------------------------------------------------------------------------------------------------------------------------------

                                                        NTELOS Inc.-Wts., expiring 08/15/10 (Acquired 11/15/00;            (b)(d)
        535           425         1,775         2,735   Cost $0)                                                           (h)
====================================================================================================================================

====================================================================================================================================
                                                        Total Domestic Stocks & Other Equity Interests (Cost
                                                        $12,209,395)
====================================================================================================================================


                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------

 UNITED KINGDOM- 2.27%
 British Sky Broadcasting Group PLC (Broadcasting &
 Cable TV), Sr. Unsec. Gtd. Unsub. Euro Bonds, 7.75%,
 07/09/09                                                       GBP    $   656,183   $         --   $  2,551,826   $  3,208,009
------------------------------------------------------------------------------------------------------------------------------------
 ONO Finance PLC (Broadcasting & Cable TV), Sr. Unsec
 Gtd. Euro Notes, 13.00%, 05/01/09                              GBP             --         46,950             --         46,950
------------------------------------------------------------------------------------------------------------------------------------
 Sutton Bridge Financing Ltd. (Electric Utilities), Gtd. Notes,
 8.63%, 06/30/22 (Acquired 05/29/97; Cost $3,887,061)           GBP        735,158             --      3,267,373      4,002,531
------------------------------------------------------------------------------------------------------------------------------------
 United Kingdom (Treasury of) (Sovereign Debt), Bonds,
 7.25%, 12/07/07                                                GBP      4,547,419      1,136,855      4,328,794     10,013,068
====================================================================================================================================
                                                                         5,938,760      1,183,805     10,147,993     17,270,558
====================================================================================================================================

 UNITED STATES

 Federal National Mortgage Association (Sovereign Debt)-
 Series E, Sr. Unsub. Medium Term Notes, 6.38%, 08/15/07        AUD      2,094,191             --             --      2,094,191
------------------------------------------------------------------------------------------------------------------------------------
 KFW International Finance (Sovereign Debt), Unsec. Gtd
 Unsub. Medium Term Euro Notes, 7.25%, 07/16/07                 AUD      1,761,383             --             --      1,761,383
====================================================================================================================================
                                                                         3,855,574             --             --      3,855,574
====================================================================================================================================

 Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
$ 70,787,432)                                                           32,188,277      4,989,728     35,020,450     72,198,455
====================================================================================================================================


 DOMESTIC STOCKS & OTHER EQUITY
 INTERESTS- 1.12%
 Broadcasting & Cable TV- 0.00%
 Knology Inc. -Wts., expiring 10/22/07 (Acquired 03/12/98;      (b)(d)
 Cost $0)                                                       (h)              7             --             41             48
====================================================================================================================================

 DIVERSIFIED COMMERCIAL SERVICES- 0.19%
 Cendant Corp.                                                  (i)             --             --      1,456,752      1,456,752
====================================================================================================================================

 HOME FURNISHINGS- 0.00%
 O'Sullivan Industries, Inc.-Series B-Pfd. Wts., expiring
 11/15/09 (Acquired 06/13/00; Cost $0)                          (b)(h)          --             10             29             39
------------------------------------------------------------------------------------------------------------------------------------
 O'Sullivan Industries, Inc.-Wts., expiring 11/15/09
 (Acquired 06/13/00; Cost $0)                                   (b)(h)          --             10             29             39
====================================================================================================================================
                                                                                --             20             58             78
====================================================================================================================================

 MARINE PORTS & SERVICES- 0.00%
 First Wave Marine, Inc.                                        (d)(i)       9,679             --             --          9,679
====================================================================================================================================
 MULTI-UTILITIES & UNREGULATED POWER- 0.07%
 Mirant Trust I-Series A, $3.13 Conv. Pfd.                                      --        551,850             --        551,850
====================================================================================================================================

 PHARMACEUTICALS- 0.15%
 Pharmacia Corp.                                                                --      1,136,709             --      1,136,709
====================================================================================================================================

 RAILROADS- 0.01%
 Railamerica Inc.-Wts., expiring 08/15/10 (Acquired
 10/01/00-10/05/00; Cost $0)                                    (b)(h)      16,969         14,706         58,825         90,500
====================================================================================================================================

 REAL ESTATE INVESTMENT TRUSTS- 0.56%
 First Republic Capital Corp.-Series A-Pfd. (Acquired
 05/26/99-5/29/99; Cost $4,250,000)                             (b)        750,000             --      3,500,000      4,250,000
====================================================================================================================================

 SYSTEMS SOFTWARE- 0.13%
 Microsoft Corp.                                                (i)             --             --        973,562        973,562
====================================================================================================================================

 WIRELESS TELECOMMUNICATION SERVICES- 0.00%
 IWO Holdings Inc.-Wts., expiring 01/15/11 (Acquired
 08/24/01; Cost $0)                                             (b)(h)          --            100             --            100
------------------------------------------------------------------------------------------------------------------------------------
 NTELOS Inc.-Wts., expiring 08/15/10 (Acquired 11/15/00;        (b)(d)
 Cost $0)                                                       (h)              5              4             18             27
====================================================================================================================================
                                                                                 5            104             18            127
====================================================================================================================================

 Total Domestic Stocks & Other Equity Interests (Cost
 $ 12,209,395)                                                             776,660      1,703,389      5,989,256      8,469,305
====================================================================================================================================



                  PRINCIPAL AMOUNT
-------------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------

                   PRINCIPAL AMOUNT
-----------------------------------------------------
                                                        U.S. GOVERNMENT AGENCY SECURITIES-
                                                        5.30%


                                                        FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)- 1.01%
                                                        Jr. Unsec. Sub. Notes,
$        --   $        --   $ 1,000,000   $ 1,000,000     5.88%, 03/21/11
------------------------------------------------------------------------------------------------------------------------------------
                                                        PASS THROUGH CTFS.,
    368,042            --            --       368,042     8.50%, 03/01/10
------------------------------------------------------------------------------------------------------------------------------------
         --       965,556        99,249     1,064,805     6.50%, 04/01/16 to 04/01/17
------------------------------------------------------------------------------------------------------------------------------------
    498,011       995,880       696,639     2,190,530     6.00%, 04/01/17 to 06/01/17
------------------------------------------------------------------------------------------------------------------------------------
     54,697        38,359            --        93,056     7.00%, 07/01/29
------------------------------------------------------------------------------------------------------------------------------------
         --            --       150,000       150,000     7.50%, 06/01/30
------------------------------------------------------------------------------------------------------------------------------------
         --            --       199,198       199,198     7.00%, 06/01/32
                                                        Pass Through Ctfs., TBA,
------------------------------------------------------------------------------------------------------------------------------------
         --            --       150,000       150,000     6.00%, 09/01/32
------------------------------------------------------------------------------------------------------------------------------------
    650,000     1,110,000       400,000     2,160,000     6.50%, 09/01/32
====================================================================================================================================

====================================================================================================================================

                                                        FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)- 3.90%
                                                        PASS THROUGH CTFS.,
  1,033,639     1,192,429       559,692     2,785,760     7.50%, 11/01/15 to 05/01/32
------------------------------------------------------------------------------------------------------------------------------------
  1,196,622     1,454,662     1,297,525     3,948,809     7.00%, 02/01/16 to 03/01/32
------------------------------------------------------------------------------------------------------------------------------------
    130,220        93,412       257,746       481,378     6.50%, 09/01/16 to 11/01/16
------------------------------------------------------------------------------------------------------------------------------------
         --       533,586            --       533,586     8.50%, 10/01/28
------------------------------------------------------------------------------------------------------------------------------------
  1,001,747     1,489,426            --     2,491,173     6.50%, 03/01/29 to 12/01/29
------------------------------------------------------------------------------------------------------------------------------------
    673,411            --            --       673,411     6.50%, 08/01/30
------------------------------------------------------------------------------------------------------------------------------------
    358,229       716,460        82,461     1,157,150     8.00%, 10/01/30 to 06/01/31
------------------------------------------------------------------------------------------------------------------------------------
                                                        Pass Through Ctfs., TBA,
         --            --     1,150,000     1,150,000     6.00%, 09/01/32
------------------------------------------------------------------------------------------------------------------------------------
    150,000       110,000     2,224,000     2,484,000     6.50%, 09/01/32
------------------------------------------------------------------------------------------------------------------------------------
                                                        Unsec. Notes,
     77,000        54,000            --       131,000     6.00%, 05/15/11
------------------------------------------------------------------------------------------------------------------------------------
         --            --     2,500,000     2,500,000     6.20%, 06/13/17
------------------------------------------------------------------------------------------------------------------------------------
                                                        Unsec. Sub. Notes,
         --            --     1,450,000     1,450,000     5.50%, 05/02/06
------------------------------------------------------------------------------------------------------------------------------------
         --            --     1,500,000     1,500,000     4.75%, 01/02/07
------------------------------------------------------------------------------------------------------------------------------------
    600,000            --     3,950,000     4,550,000     6.25%, 02/01/11
------------------------------------------------------------------------------------------------------------------------------------
    100,000            --     2,500,000     2,600,000     5.25%, 08/01/12
====================================================================================================================================

====================================================================================================================================

                                                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-
                                                        0.39%
                                                        PASS THROUGH CTFS.,
         --            --       543,371       543,371     8.50%, 11/15/24
------------------------------------------------------------------------------------------------------------------------------------
    484,211            --            --       484,211     8.00%, 09/20/26
------------------------------------------------------------------------------------------------------------------------------------
         --            --       635,207       635,207     6.50%, 03/15/31 to 07/15/32
------------------------------------------------------------------------------------------------------------------------------------
         --            --       567,580       567,580     7.00%, 04/15/31 to 08/15/31
------------------------------------------------------------------------------------------------------------------------------------
         --            --       248,824       248,824     6.00%, 12/15/31 to 01/15/32
------------------------------------------------------------------------------------------------------------------------------------
         --            --       360,338       360,338     7.50%, 01/15/32
====================================================================================================================================

====================================================================================================================================

                                                        Total U.S. Government Agency Securities (Cost
                                                        $39,224,054)
====================================================================================================================================

                                                        U.S. TREASURY SECURITIES- 0.81%
                                                        U.S. TREASURY NOTES- 0.81%
         --            --     4,100,000     4,100,000     6.13%, 08/15/07
------------------------------------------------------------------------------------------------------------------------------------
         --            --       750,000       750,000     6.50%, 02/15/10
------------------------------------------------------------------------------------------------------------------------------------
         --            --       300,000       300,000     5.75%, 08/15/10
------------------------------------------------------------------------------------------------------------------------------------
         --            --       350,000       350,000     5.00%, 08/15/11
====================================================================================================================================

====================================================================================================================================

         --            --                               Total U.S. Treasury Securities (Cost $5,814,181)
====================================================================================================================================

                                                        ASSET-BACKED SECURITIES- 4.97%
                                                        AIRLINES- 2.89%
                                                        Air 2 US-Series C, Equipment Trust Ctfs., 10.13%, 10/01/20
    450,000            --     3,000,000     3,450,000   (Acquired 10/28/99; Cost $3,450,000)
------------------------------------------------------------------------------------------------------------------------------------
                                                        American Airlines, Inc.-Class A-1-Series 2001-1, Pass
  1,077,052       560,067     4,523,618     6,160,737   Through Ctfs. 6.98%, 05/23/21
------------------------------------------------------------------------------------------------------------------------------------
                                                        Continental Airlines, Inc.,-Series 974A, Pass Through Ctfs.,
    522,515       435,430     2,960,923     3,918,868   6.90%, 01/02/18
------------------------------------------------------------------------------------------------------------------------------------
                                                        Delta Air Lines, Inc., Equipment Trust Ctfs., 10.50%,
         --            --     5,000,000     5,000,000   04/30/16
------------------------------------------------------------------------------------------------------------------------------------
                                                        United Air Lines, Inc.-Class A-2, Pass Through Ctfs.,
    800,000            --     4,100,000     4,900,000   7.73%, 07/01/10
====================================================================================================================================

====================================================================================================================================

                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-
5.30%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)- 1.01%
Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                                                                --             --      1,058,680      1,058,680
------------------------------------------------------------------------------------------------------------------------------------
PASS THROUGH CTFS.,
  8.50%, 03/01/10                                                           395,218             --             --        395,218
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 04/01/16 to 04/01/17                                                            1,007,287        103,483      1,110,770
------------------------------------------------------------------------------------------------------------------------------------
  6.00%, 04/01/17 to 06/01/17                                               512,723      1,025,300        717,219      2,255,242
------------------------------------------------------------------------------------------------------------------------------------
  7.00%, 07/01/29                                                            56,984         39,962             --         96,946
------------------------------------------------------------------------------------------------------------------------------------
  7.50%, 06/01/30                                                                               --        158,242        158,242
------------------------------------------------------------------------------------------------------------------------------------
  7.00%, 06/01/32                                                                               --        207,423        207,423
------------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 09/01/32                                                                               --        151,453        151,453
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 09/01/32                                                           668,891      1,142,259        411,625      2,222,775
====================================================================================================================================
                                                                          1,633,816      3,214,808      2,808,125      7,656,749
====================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)- 3.90%
PASS THROUGH CTFS.,
  7.50%, 11/01/15 to 05/01/32                                             1,091,081      1,259,001        591,446      2,941,528
------------------------------------------------------------------------------------------------------------------------------------
  7.00%, 02/01/16 to 03/01/32                                             1,246,307      1,514,946      1,353,662      4,114,915
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 09/01/16 to 11/01/16                                               135,822         97,430        268,833        502,085
------------------------------------------------------------------------------------------------------------------------------------
  8.50%, 10/01/28                                                                --        580,287             --        580,287
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 03/01/29 to 12/01/29                                             1,031,600      1,534,313             --      2,565,913
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 08/01/30                                                           693,477             --             --        693,477
------------------------------------------------------------------------------------------------------------------------------------
  8.00%, 10/01/30 to 06/01/31                                               381,818        763,636         87,940      1,233,394
------------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 09/01/32                                                                --             --      1,159,703      1,159,703
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 09/01/32                                                           154,219        113,094      2,286,550      2,553,863
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                                            82,546         57,889                       140,435
------------------------------------------------------------------------------------------------------------------------------------
  6.20%, 06/13/17                                                                --             --      2,562,375      2,562,375
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                                                --             --      1,561,113      1,561,113
------------------------------------------------------------------------------------------------------------------------------------
  4.75%, 01/02/07                                                                --             --      1,556,625      1,556,625
------------------------------------------------------------------------------------------------------------------------------------
  6.25%, 02/01/11                                                           641,232             --      4,221,444      4,862,676
------------------------------------------------------------------------------------------------------------------------------------
  5.25%, 08/01/12                                                            98,858             --      2,471,450      2,570,308
====================================================================================================================================
                                                                          5,556,960      5,920,596     18,121,141     29,598,697
====================================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-
0.39%
PASS THROUGH CTFS.,
  8.50%, 11/15/24                                                                --             --        590,421        590,421
------------------------------------------------------------------------------------------------------------------------------------
  8.00%, 09/20/26                                                           516,139             --             --        516,139
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32                                                    --             --        656,068        656,068
------------------------------------------------------------------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                                                    --             --        593,858        593,858
------------------------------------------------------------------------------------------------------------------------------------
  6.00%, 12/15/31 to 01/15/32                                                    --             --        252,385        252,385
------------------------------------------------------------------------------------------------------------------------------------
  7.50%, 01/15/32                                                                --             --        381,755        381,755
====================================================================================================================================
                                                                            516,139             --      2,474,487      2,990,626
====================================================================================================================================

Total U.S. Government Agency Securities (Cost $39,224,054)                7,706,915      9,135,404     23,403,753     40,246,072
====================================================================================================================================

U.S. TREASURY SECURITIES- 0.81%
U.S. TREASURY NOTES- 0.81%
  6.13%, 08/15/07                                                                --             --      4,578,921      4,578,921
------------------------------------------------------------------------------------------------------------------------------------
  6.50%, 02/15/10                                                                --             --        860,783        860,783
------------------------------------------------------------------------------------------------------------------------------------
  5.75%, 08/15/10                                                                --             --        329,820        329,820
------------------------------------------------------------------------------------------------------------------------------------
  5.00%, 08/15/11                                                                --             --        365,137        365,137
====================================================================================================================================
                                                                                 --             --      6,134,661      6,134,661
====================================================================================================================================
Total U.S. Treasury Securities (Cost $5,814,181)                                 --             --      6,134,661      6,134,661
====================================================================================================================================

ASSET-BACKED SECURITIES- 4.97%
AIRLINES- 2.89%
Air 2 US-Series C, Equipment Trust Ctfs., 10.13%, 10/01/20
(Acquired 10/28/99; Cost $3,450,000)                           (b)          358,551             --      2,390,340      2,748,891
------------------------------------------------------------------------------------------------------------------------------------
American Airlines, Inc.-Class A-1-Series 2001-1, Pass
Through Ctfs. 6.98%, 05/23/21                                             1,058,096        550,210      4,444,003      6,052,309
------------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc.,-Series 974A, Pass Through Ctfs.,
6.90%, 01/02/18                                                             496,536        413,780      2,813,706      3,724,022
------------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., Equipment Trust Ctfs., 10.50%,
04/30/16                                                                         --             --      4,951,250      4,951,250
------------------------------------------------------------------------------------------------------------------------------------
United Air Lines, Inc.-Class A-2, Pass Through Ctfs.,
7.73%, 07/01/10                                                             734,760             --      3,765,645      4,500,405
====================================================================================================================================
                                                                          2,647,943        963,990     18,364,944     21,976,877
====================================================================================================================================



                  PRINCIPAL AMOUNT
----------------------------------------------------------------
                                              AIM
  AIM             AIM                        INCOME
 GLOBAL        STRATEGIC           AIM        FUND
 INCOME         INCOME           INCOME     PRO FORMA
  FUND           FUND             FUND      COMBINING
-----------------------------------------------------------------------------------------------------------------------------------

                                                        DIVERSIFIED FINANCIAL SERVICES- 1.76%
                                                        Citicorp Lease-Class A1, Series 1999-1, Pass Through
                                                        Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02-06/19/02; Cost
$        --   $   312,504   $ 2,617,217   $ 2,929,721   $3,097,983)                                                        (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Citicorp Lease-Class A2, Series 1999-1, Pass Through Ctfs.,
                                                        8.04%, 12/15/19 (Acquired 06/01/00-01/25/01; Cost
  1,100,000       500,000     3,600,000     5,200,000   $5,212,171)                                                        (b)
------------------------------------------------------------------------------------------------------------------------------------
                                                        National Rural Utilities Cooperative Finance Corp., Sr.
         --            --     1,800,000     1,800,000   Notes, 6.00%, 05/15/06
------------------------------------------------------------------------------------------------------------------------------------
                                                        Premium Asset Trust-Series 2001-6, Sec. Notes, 5.25%,
    500,000            --     2,100,000     2,600,000   07/19/04 (Acquired 07/11/01; Cost $2,596,568)                      (b)
====================================================================================================================================

====================================================================================================================================

                                                        ELECTRIC UTILITIES- 0.31%
                                                        Beaver Valley II Funding Corp., Sec. Lease Obligation
    200,000       400,000     1,500,000     2,100,000   Bonds, 9.00%, 06/01/17
====================================================================================================================================

                                                        Total Asset-Backed Securities (Cost $37,646,411)
====================================================================================================================================

                        SHARES
-----------------------------------------------------
                                                        MONEY MARKET FUNDS- 0.75%
$   582,824       131,756     2,139,047     2,853,627   STIC Liquid Assets Portfolio                                       (j)
------------------------------------------------------------------------------------------------------------------------------------
    582,824       131,756     2,139,047     2,853,627   STIC Prime Portfolio                                               (j)
====================================================================================================================================
                                                        Total Money Market Funds (Cost $5,707,254)
====================================================================================================================================

                                                        TOTAL INVESTMENTS - (Cost $784,595,649) - 97.47%
                                                        ===========================================================================
                                                        OTHER ASSETS LESS LIABILITIES- 2.53%
                                                        ===========================================================================
                                                        NET ASSETS- 100.00%
                                                        ===========================================================================


                                                                                             MARKET VALUE
                                                                        ------------------------------------------------------------
                                                                                                                          AIM
                                                                            AIM             AIM                          INCOME
                                                                           GLOBAL        STRATEGIC       AIM              FUND
                                                                           INCOME         INCOME        INCOME          PRO FORMA
                                                                            FUND           FUND          FUND           COMBINING
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES- 1.76%
Citicorp Lease-Class A1, Series 1999-1, Pass Through
Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02-06/19/02; Cost
$3,097,983)                                                    (b)     $         --   $    335,082   $  2,806,311   $  3,141,393
------------------------------------------------------------------------------------------------------------------------------------
Citicorp Lease-Class A2, Series 1999-1, Pass Through Ctfs.,
8.04%, 12/15/19 (Acquired 06/01/00-01/25/01; Cost $5,212,171)  (b)        1,189,683        540,765      3,893,508      5,623,956
------------------------------------------------------------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp., Sr
Notes, 6.00%, 05/15/06                                                           --             --      1,888,290      1,888,290
------------------------------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec. Notes, 5.25%,
07/19/04 (Acquired 07/11/01; Cost $2,596,568)                  (b)          521,612             --      2,190,770      2,712,382
====================================================================================================================================
                                                                          1,711,295        875,847     10,778,879     13,366,021
====================================================================================================================================

ELECTRIC UTILITIES- 0.31%
Beaver Valley II Funding Corp., Sec. Lease Obligation
Bonds, 9.00%, 06/01/17                                                      227,314        454,628      1,704,855      2,386,797
====================================================================================================================================

Total Asset-Backed Securities (Cost $37,646,411)                          4,586,552      2,294,465     30,848,678     37,729,695
====================================================================================================================================


MONEY MARKET FUNDS- 0.75%
STIC Liquid Assets Portfolio                                   (j)          582,824        131,756      2,139,047      2,853,627
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                           (j)          582,824        131,756      2,139,047      2,853,627
====================================================================================================================================
Total Money Market Funds (Cost $5,707,254)                                1,165,648        263,512      4,278,094      5,707,254
====================================================================================================================================

TOTAL INVESTMENTS - (Cost $784,595,649) - 97.47%                        129,326,647     89,977,600    520,787,718    740,091,965
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES- 2.53%                                      2,279,273      1,226,868     15,666,823     19,172,964
====================================================================================================================================
NET ASSETS- 100.00%                                              $      131,605,920   $ 91,204,468   $536,454,541   $759,264,929
====================================================================================================================================


Investment Abbreviations:

              ADR                American Depositary Receipt
              AUD                Australian Dollar
              CAD                Canadian Dollar
              Ctfs.              Certificates
              Conv.              Convertible
              Deb.               Debentures
              Disc.              Discounted
              EUR                Euro
              GBP                British Pound Sterling
              GDR                Global Depositary Receipt
              Gtd.               Guaranteed
              Jr.                Junior
              LYONS              Liquid Yield Option Notes
              NZD                New Zealand Dollar
              Pfd.               Preferred
              RAPS               Redeemable and Putable Securities
              REIT               Real Estate Investment Trust
              ROARS              Redeemable and Remarketable Securities
              Sec.               Secured
              Sr.                Senior
              Sub.               Subordinated
              TBA                To Be Announced
              Unsec.             Unsecured
              Unsub.             Unsubordinated
              Wts.               Warrants

Notes to Schedule of Investments:

         (a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

         (b) Securities not registered under the Securities Act of 1933, as amended (e.g., the securities were purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 7/31/02 was $82,681,930, which represented 10.89% of the
                  Fund's net assets. 4.48% of the aggregate market value of these securities is considered to be liquid under procedures established by the Board of Trustees.

         (c) Defaulted security. Currently, the issuer is in default with respect to interest payments.

         (d) Security fair valued in accordance with the procedures established by the Board of Trustees.

         (e) Zero coupon bond issued at discount. The interest rate shown represents the yield to maturity at issue.

         (f)      Secured by bond insurance provided by Ambac Assurance Corp.

         (g) Foreign denominated security. Par value is denominated in currency indicated.

         (h) Non income producing security acquired as part of a unit with or in exchange for other securities.

         (i)      Non-income producing security.

         (j) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                                 AIM INCOME FUND
                             AIM GLOBAL INCOME FUND
                            AIM STRATEGIC INCOME FUND
              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
                                  JULY 31, 2002
                                   (UNAUDITED)

                                                                          AIM                                             AIM
                                                           AIM          STRATEGIC         AIM                         INCOME FUND
                                                      GLOBAL INCOME      INCOME          INCOME                        PRO FORMA
                                                           FUND           FUND            FUND        ADJUSTMENTS      COMBINING
                                                      -----------------------------------------------------------------------------
ASSETS:
Investments, at market value                           129,326,647      89,977,600     520,787,718              --     740,091,965
(cost $136,072,613 - AIM Global Income Fund)
(cost $103,457,171 - AIM Strategic Income Fund)
(cost $545,065,865 - AIM Income Fund)
(cost $784,595,649 - Pro Forma combining)
-----------------------------------------------------------------------------------------------------------------------------------
Foreign currencies, at value                               247,278          15,886         353,141              --         616,305
(cost $243,294 - AIM Global Income Fund)
(cost $ 15,930 - AIM Strategic Income Fund)
(cost $346,907 - AIM Income Fund)
(cost $606,131 - Pro Forma combining)
-----------------------------------------------------------------------------------------------------------------------------------
Receivables for:
   Investments sold                                      1,971,347         984,261      16,813,623              --      19,769,231
-----------------------------------------------------------------------------------------------------------------------------------
   Fund shares sold                                         40,342           2,019       2,461,226              --       2,503,587
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends and interest                                2,552,291       2,224,097      10,755,503              --      15,531,891
-----------------------------------------------------------------------------------------------------------------------------------
   Foreign currency contracts outstanding                  129,974           4,126          23,106              --         157,206
-----------------------------------------------------------------------------------------------------------------------------------
   Investment for deferred compensation                     37,540           2,607          70,105              --         110,252
-----------------------------------------------------------------------------------------------------------------------------------
Other assets                                                   101               3          46,577              --          46,681
===================================================================================================================================
          Total assets                                 134,305,520      93,210,599     551,310,999              --     778,827,118
===================================================================================================================================

LIABILITIES:
Payables for:
   Investments purchased                                 1,517,704       1,783,216      12,012,292              --      15,313,212
-----------------------------------------------------------------------------------------------------------------------------------
   Fund shares reacquired                                  188,292          90,544       1,616,258              --       1,895,094
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends                                               717,677              --         674,827              --       1,392,504
-----------------------------------------------------------------------------------------------------------------------------------
   Deferred compensation plan                               37,540           2,607          70,105              --         110,252
-----------------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees                                   72,136          62,326         326,938              --         461,400
-----------------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                 38,500          21,489          85,641              --         145,629
-----------------------------------------------------------------------------------------------------------------------------------
Accrued trustees' fees                                       2,360             766             771              --           3,897
-----------------------------------------------------------------------------------------------------------------------------------
Accrued operating expenses                                 125,392          45,184          69,626              --         240,201
===================================================================================================================================
          Total liabilities                              2,699,600       2,006,131      14,856,458              --      19,562,189
===================================================================================================================================
Net assets applicable to shares outstanding           $131,605,920      91,204,468    $536,454,541    $         --    $759,264,929
===================================================================================================================================

NET ASSETS:
Class A                                               $101,420,213    $ 66,902,595    $281,966,398    $         --    $450,289,206
===================================================================================================================================
Class B                                               $ 27,769,747    $ 22,129,637    $216,709,807    $         --    $266,609,191
===================================================================================================================================
Class C                                               $  2,415,960    $  2,172,236    $ 37,768,735    $         --    $ 42,356,931
===================================================================================================================================
Class R                                               $         --    $         --    $      9,601    $         --    $      9,601
===================================================================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE
 (AIM GLOBAL INCOME FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE
 (AIM STRATEGIC INCOME FUND):
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE
 (AIM INCOME FUND):
Class A                                                 12,521,458       9,154,723      45,470,402      27,152,393      72,622,795
===================================================================================================================================
Class B                                                  3,428,877       3,020,670      34,900,924       8,037,909      42,938,833
===================================================================================================================================
Class C                                                    298,450         296,715       6,096,836         741,421       6,838,257
===================================================================================================================================
Class R                                                         --              --           1,548              --           1,548
===================================================================================================================================

Class A:
   Net asset value per share                          $       8.10    $       7.31    $       6.20    $         --    $       6.20
-----------------------------------------------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $8.10 / 95.25% -
         AIM Global Income Fund)                      $       8.50
      (Net asset value of $7.31 / 95.25% -
         AIM Strategic Income Fund)                                   $       7.67
      (Net asset value of $6.20 / 95.25% -
         AIM Income Fund)                                                             $       6.51                    $       6.51
Class B:
   Net asset value and offering price per share       $       8.10    $       7.33    $       6.21    $         --    $       6.21
===================================================================================================================================
Class C:
   Net asset value and offering price per share       $       8.10    $       7.32    $       6.19    $         --    $       6.19
===================================================================================================================================
Class R:
   Net asset value and offering price per share       $         --    $         --    $       6.20    $         --    $       6.20
===================================================================================================================================


SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                                 AIM INCOME FUND
                             AIM GLOBAL INCOME FUND
                            AIM STRATEGIC INCOME FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 2002
                                   (UNAUDITED)

                                                    AIM               AIM                                               AIM
                                                   GLOBAL          STRATEGIC          AIM                           INCOME FUND
                                                   INCOME           INCOME           INCOME                          PRO FORMA
                                                    FUND             FUND             FUND         ADJUSTMENTS       COMBINING
                                                ---------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                        $ 11,345,958     $  9,006,230     $ 44,577,359     $         --     $ 64,929,547
---------------------------------------------------------------------------------------------------------------------------------
Dividends                                             78,732          153,632          367,555               --          599,919
---------------------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds          27,642           29,948          149,725               --          207,315
=================================================================================================================================
      Total investment income                     11,452,332        9,189,810       45,094,639               --       65,736,781
=================================================================================================================================

EXPENSES:
Advisory fees                                      1,043,592          786,608        2,544,570         (928,663)       3,446,107
---------------------------------------------------------------------------------------------------------------------------------
Administrative services fees                          50,000           50,000          131,802          (71,559)         160,243
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A                         539,929          237,293          797,679         (337,762)       1,237,139
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B                         388,163          382,787        2,361,879               --        3,132,829
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class C                          22,825           24,209          431,875               --          478,909
---------------------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class R                              --               --                8               --                8
---------------------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                  417,626          335,520        1,287,975               --        2,041,121
---------------------------------------------------------------------------------------------------------------------------------
Trustees' fees                                        11,593           10,468           10,712          (18,200)          14,573
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                        52,964           14,266           78,789          (50,100)          95,919
---------------------------------------------------------------------------------------------------------------------------------
Other                                                215,993          194,184          220,152         (220,800)         409,529
=================================================================================================================================
         Total expenses                            2,742,685        2,035,335        7,865,441       (1,627,084)      11,016,377
=================================================================================================================================
Less: Fees waived                                   (670,882)        (626,779)          (1,176)       1,297,661           (1,176)
---------------------------------------------------------------------------------------------------------------------------------
         Expenses paid indirectly                     (2,366)          (1,925)         (11,705)              --          (15,996)
=================================================================================================================================
         Net expenses                              2,069,437        1,406,631        7,852,560         (329,423)      10,999,205
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              9,382,895        7,783,179       37,242,079          329,423       54,737,576
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
INVESTMENT SECURITIES, FOREIGN
CURRENCIES AND FOREIGN CURRENCY
CONTRACTS:
Net realized gain (loss) from:
   Investment securities                         (11,838,827)     (10,756,901)     (54,395,886)              --      (76,991,614)
---------------------------------------------------------------------------------------------------------------------------------
   Foreign currencies                                 (4,433)         (15,133)           1,337               --          (18,229)
---------------------------------------------------------------------------------------------------------------------------------
   Foreign currency contracts                       (473,652)        (124,612)      (1,150,421)              --       (1,748,684)
=================================================================================================================================
                                                 (12,316,911)     (10,896,645)     (55,544,970)              --      (78,758,527)
=================================================================================================================================

Change in net unrealized appreciation
    (depreciation) of:
   Investment securities                          (3,066,849)      (8,443,185)      (7,324,078)              --      (18,834,112)
---------------------------------------------------------------------------------------------------------------------------------
   Foreign currencies                                 11,310            4,300           28,219               --           43,829
---------------------------------------------------------------------------------------------------------------------------------
   Foreign currency contracts                         77,085           17,932          195,089               --          290,106
=================================================================================================================================
                                                  (2,978,454)      (8,420,953)      (7,100,770)              --      (18,500,177)
=================================================================================================================================

Net gain (loss) from investment securities,
    foreign currencies and foreign
    currency contracts                           (15,295,366)     (19,317,598)     (62,645,740)              --      (97,258,704)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                   $ (5,912,471)    $(11,534,420)    $(25,403,661)    $    329,423     $(42,521,129)
=================================================================================================================================


SEE ACCOMPANYING NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                                 AIM INCOME FUND
                             AIM GLOBAL INCOME FUND
                            AIM STRATEGIC INCOME FUND
                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  JULY 31, 2002
                                   (UNAUDITED)


Note 1 - Basis of Pro Forma Presentation

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between AIM Income Fund, AIM International Funds, Inc. and AIM Investment Funds, Inc. and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM Income Fund for the net assets of AIM Global Income Fund and AIM Strategic Income Fund and the distribution of AIM Income Fund share to AIM Global Income Fund and AIM Strategic Income Fund shareholders. If the Agreement and Plan of Reorganization were to have taken place at July 31, 2002, AIM Global Income Fund - Class A shareholders would have received 16,358,679 shares of AIM Income Fund - Class A shares, AIM Global Income Fund - Class B shareholders would have received 4,472,448 shares of AIM Income Fund - Class B shares and AIM Global Income Fund - Class C shareholders would have received 390,540 shares of AIM Income Fund - Class C shares. AIM Strategic Income Fund - Class A shareholders would have received 10,793,714 shares of AIM Income Fund - Class A shares, AIM Strategic Income Fund - Class B shareholders would have received 3,565,461 shares of AIM Income Fund - Class B shares and AIM Strategic Income Fund - Class C shareholders would have received 350,881 shares of AIM Income Fund - Class C shares.

Note 2 - Pro Forma Adjustments

(a) Under the terms of the investment advisory contract of AIM Income Fund the advisory fees based on pro forma combined assets for the year ended July 31, 2002 were $3,446,107. The advisory fees were adjusted to reflect the reduced management fee. Correspondingly the advisory fee waivers have been adjusted to reflect the fee waivers in effect for the AIM Income Fund.

(b) Fees calculated pursuant to the administrative services agreement for AIM Income Fund on pro forma combined assets for the year ended July 31, 2002 were $160,243. The administrative services fees were adjusted to reflect the fees in effect under the administrative services agreement for the AIM Income Fund.

(c) Pursuant to the terms of the master distribution agreement for Class A share of the AIM Income Fund the fund pays AIM Distributors, Inc. a fee calculated at 0.25% of the Class A average daily net assets. The Class A distribution fees on the pro forma combined assets for the year ended July 31, 2002 were $1,237,139. The distribution fees were adjusted to reflect the distribution rate paid in accordance with AIM Income Fund's distribution agreement.

(d) The Trustees' fees have been reduced to reflect the governance of the pro forma combined entity.

(e) Custodian fees have been adjusted to reflect the fees on the pro forma combined assets for the year ended July 31, 2002.

(f) Other expenses were reduced by $220,800 to eliminate the effects of duplicative fixed costs of professional services fees, production of reports to shareholders, state registration minimums and other miscellaneous items.

PART C. OTHER INFORMATION

Item 15   Indemnification.

          The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things
          (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

          A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

          Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.

Item 16.  Exhibits.

1(a)      (1) Amended and Restated Agreement and Declaration of Trust of
          Registrant, dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

          (2) Amendment No. 1 dated June 11, 2002 to the Amended and Restated
          Agreement and Declaration of Trust, dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

          (3) Amendment No. 2 dated August 8, 2002 to the Amended and Restated
          Agreement and Declaration of Trust, dated May 15, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 20, filed on August 28, 2002, and is hereby incorporated by reference.

2         Amended and Restated Bylaws of Registrant, adopted effective May 15,
          2002 was filed electronically as an Exhibit to Post-Effective
          Amendment No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

3         Voting Trust Agreements - None.

4 (a) Form of Agreement and Plan of Reorganization by and between the Registrant, AIM International Funds, Inc. and A I M Advisors, Inc., is attached as Appendix I to the Combined Proxy Statement and Prospectus contained in this Registration Statement.

          (b) Form of Agreement and Plan of Reorganization by and between the Registrant, AIM Investment Funds and A I M Advisors, Inc., is attached as Appendix II to the Combined Proxy Statement and Prospectus contained in this Registration Statement.

5         Articles II, VI, VII, VIII and IX of the Amended and Restated
          Agreement and Declaration of Trust and Articles IV, V and VI of the
          Amended and Restated Bylaws attached as Exhibit 1 and 2, respectively, to this Registration Statement, define the rights of holders of shares.

6(a)      (1) Master Investment Advisory Agreement, dated June 1, 2000, between
          Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15,
          2000, and is hereby incorporated by reference.

          (2) Amendment No. 1, dated December 28, 2001, to Master Investment
          Advisory Agreement dated June 1, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21,
          2001, and is hereby incorporated by reference.

          (3) Form of Amendment No. 2 to the Master Investment Advisory
          Agreement, dated June 1, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

7(a)      (1) Third Amended and Restated Master Distribution Agreement, dated
          November 28, 2000, between the Registrant (on behalf of its Class A
          Shares, Class C Shares, AIM Cash Reserve Shares and Institutional
          Class Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12,
          2001, and is hereby incorporated by reference.

          (2) Amendment No. 1, dated December 28, 2001, to Third Amended and
          Restated Master Distribution Agreement, dated November 28, 2000, (on behalf of its Class A Shares, Class C Shares, AIM Cash Reserve Shares and Institutional Class Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21, 2001, and is hereby incorporated by reference.

          (3) Amendment No. 2, dated June 3, 2002, to the Third Amended and
          Restated Master Distribution Agreement, dated November 28, 2000, (on behalf of its Class A Shares, Class C Shares, Class R Shares, AIM Cash
          Reserve Shares and Institutional Class Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13,
          2002, and is hereby incorporated by reference.

          (4) Amendment No. 3 , dated August 29, 2002, to the Third Amended and
          Restated Master Distribution Agreement, dated November 28, 2000, (on behalf of its Class A Shares, Class C Shares, Class R Shares, AIM Cash
          Reserve Shares and Institutional Class Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November
          20, 2002, and is hereby incorporated by reference.

          (5) Amendment No. 4, dated October 31, 2002, to the Third Amended and
          Restated Master Distribution Agreement, dated November 28, 2000, (on behalf of its Class A Shares, Class A3 Shares, Class C Shares, Class R
          Shares, AIM Cash Reserve Shares and Institutional Class Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20, 2002, and is hereby incorporated by reference.

 (b)      (1) First Amended and Restated Master Distribution Agreement, dated
          December 31, 2000, between the Registrant (on behalf of its Class B
          Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

          (2) Amendment No. 1, dated December 28, 2001, to First Amended and
          Restated Master Distribution Agreement, dated December 31, 2000 (on behalf of its Class B Shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21, 2001, and is hereby incorporated by reference.

 (c) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

 (d)      Form of Bank Selling Group Agreement between A I M Distributors, Inc.
          and banks was filed electronically as an Exhibit to Post-Effective
          Amendment No. 10, filed on November 18, 1998, and is hereby incorporated by reference.

8(a)      AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated
          October 1, 2001 was filed electronically as an Exhibit to Post-Effective Amendment No. 16, filed on November 8, 2001, and is hereby incorporated by reference.

 (b)      Form of AIM Funds Director Deferred Compensation Agreement, as amended
          September 28, 2001 was filed electronically as an Exhibit to Post-Effective Amendment No. 16, filed on November 8, 2001, and is hereby incorporated by reference.

9(a) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

 (b) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

 (c)      (1) Master Custodian Contract, dated May 1, 2000, between Registrant
          (on behalf of AIM High Yield Fund, AIM High Yield Fund II, AIM Income
          Fund, and AIM Intermediate Government Fund) and State Street Bank and
          Trust Company was filed electronically as an Exhibit to Post-Effective
          Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

          (2) Amendment to Custodian Contract, dated May 1, 2000, between
          Registrant (on behalf of its AIM High Yield Fund, AIM High Yield Fund
          II, AIM Income Fund, and AIM Intermediate Government Fund) and State
          Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

          (3) Amendment to the Custodian Contract, dated June 29, 2001, between
          Registrant (on behalf of its AIM High Yield Fund, AIM High Yield Fund
          II, AIM Income Fund, and AIM Intermediate Government Fund) and State
          Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 16, filed on November 8, 2001, and is hereby incorporated by reference.

          (4) Amendment dated April 2, 2002, to the Custodian Contract, dated
          May 1, 2000, between Registrant and State Street Bank and Trust
          Company was filed electronically as an Exhibit to Post-Effective
          Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

 (d)      Subcustodian Agreement with Texas Commerce Bank, dated September 9,
          1994, among Texas Commerce Bank National Association, State Street
          Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 7, filed on November 21, 1996, and is hereby incorporated by reference.

 (e)      (1) Amendment No. 1, dated October 2, 1998, to the Subcustodian
          Agreement with Texas Commerce Bank, dated September 9, 1994, among
          Texas Commerce Bank National Association, State Street Bank and Trust
          Company, A I M Fund Services, Inc. and Registrant. was filed electronically as an Exhibit to Post-Effective Amendment No. 12, filed on March 10, 2000, and is hereby incorporated by reference.

          (2) Amendment No. 2, dated March 15, 2002, to the Subcustodian
          Agreement with Texas Commerce Bank National Association, dated
          September 9, 1994, among J P Morgan Chase Bank (formerly known as The
          Chase Manhattan Bank, successor-in-interest by merger to Chase Bank of Texas, N.A. State Street Bank and Trust Company, A I M Fund Services,
          Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed November 20, 2002, and is hereby incorporated by reference.

 (f)      Foreign Assets Delegation Agreement, dated June 29, 2001, between A I
          M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 16, filed on November 8, 2001, and is hereby incorporated by reference.

10(a)     (1) Fifth Amended and Restated Master Distribution Plan, dated June 3,
          2002 for Registrant's Class A Shares, Class C Shares, Class R Shares and Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

          (2) Amendment No. 1, dated August 29, 2002, to the Fifth Amended and
          Restated Master Distribution Plan, dated June 3, 2002 for Registrant's
          Class A Shares, Class C Shares, Class R Shares and Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No.
          21, filed on November 20, 2002, and is hereby incorporated by reference.

          (3) Sixth Amended and Restated Master Distribution Plan, dated October
          31, 2002, for Registrant's Class A Shares, Class A3 Shares, Class C
          Shares, Class R Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20, 2002, and is hereby incorporated by reference.

  (b)     (1) First Amended and Restated Master Distribution Plan for
          Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

          (2) Amendment No. 1, dated December 28, 2001, to the First Amended and
          Restated Master Distribution Plan, dated December 31, 2000, for
          Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21, 2001, and is hereby incorporated by reference.

  (c) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plans was filed electronically as an Exhibit to Post-Effective Amendment No 15, filed on October 12, 2001, and is hereby incorporated by reference.

  (d) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plans was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12,
          2001, and is hereby incorporated by reference.

  (e) Form of Agency Pricing Agreement (for the Retail Classes) to be used in connection with Registrant's Master Distribution Plans was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20, 2002, and is hereby incorporated by reference.

  (f) Forms of Service Agreements for Bank Trust Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's
          Master Distribution Plans was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

  (g) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plans was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

  (h)     Form of Shareholder Service Agreement for Shares of the AIM Mutual
          Funds to be used in connection with Registrant's Master Distribution
          Plans was filed electronically as an Exhibit to Post-Effective
          Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

  (i)     (1) Fourth Amended and Restated Multiple Class Plan, effective as of
          October 1, 2001 was filed electronically as an Exhibit to Post-Effective Amendment No. 16, filed on November 8, 2001, and is hereby incorporated by reference.

          (2) Multiple Class Plan of the AIM Family of Funds(R), effective
          December 12, 2001 was filed electronically as an Exhibit to Post-Effective Amendment No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

          (3) First Amended and Restated Multiple Class Plan of The AIM Family of Funds(R), as amended and restated March 4, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

          (4) Second Amended and Restated Multiple Class Plan of The AIM Family of Funds(R), as amended and restated March 4, 2002, and further amended and restated October 31, 2002 was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20,
          2002, and is hereby incorporated by reference.

11(a)     Opinion of Counsel and Consent of Ballard Spahr Andrews & Ingersoll,
          LLP, as to the legality of the securities being registered (relating to AIM Global Income Fund) is filed herewith electronically.

  (b)     Opinion of Counsel and Consent of Ballard Spahr Andrews & Ingersoll,
          LLP, as to the legality of the securities being registered (relating to AIM Strategic Income Fund) is filed herewith electronically.

12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders will be filed as part of a Post-Effective Amendment to this Registration Statement.

13(a)     (1) Assignment and Acceptance of Assignment of Transfer Agency
          Agreement among Registrant (on behalf of its Limited Maturity Treasury
          Portfolio - Institutional Shares), Short-Term Investments Co. and
          State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 6, filed on November 30, 1994, and is hereby incorporated by reference.

          (2) Amended and Restated Transfer Agency and Service Agreement, dated
          December 29, 1997, between Registrant and A I M Fund Services, Inc.
          was filed electronically as an Exhibit to Post-Effective Amendment No.
          9, filed on July 10, 1998, and is hereby incorporated by reference.

          (3) Amendment No. 1, dated January 1, 1999, to the Amended and
          Restated Transfer Agency and Service Agreement, dated December 29,
          1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11, filed on October 14, 1999, and is hereby incorporated by reference.

          (4) Amendment No. 2, dated July 1, 1999, to the Amended and Restated
          Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11, filed on October 14, 1999, and is hereby incorporated by reference.

          (5) Amendment No. 3, dated July 1, 2000, to the Amended and Restated
          Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

          (6) Amendment No. 4, dated January 1, 2002, to the Amended and
          Restated Transfer Agency and Service Agreement, dated December 29,
          1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

          (7) Amendment No. 5, dated March 4, 2002, to the Amended and Restated
          Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 18, filed on May 22, 2002, and is hereby incorporated by reference.

          (8) Amendment No. 6, dated October 31, 2002, to the Amended and
          Restated Transfer Agency and Service Agreement, dated December 29,
          1997, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20, 2002, and is hereby incorporated by reference.

  (b)     (1) Remote Access and Related Services Agreement, dated December 23,
          1994, between Registrant and First Data Investor Services Group, Inc.
          (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 6, filed on November 17, 1995, and is hereby incorporated by reference.

          (2) Amendment No. 1, dated October 4, 1995, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 6, filed on November 17, 1995, and is hereby incorporated by reference.

          (3) Addendum No. 2, dated October 12, 1995, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 6, filed on November 17, 1995, and is hereby incorporated by reference.

          (4) Amendment No. 3, dated February 1, 1997, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 8, filed on November 21, 1997, and is hereby incorporated by reference.

          (5) Exhibit 1, effective August 4, 1997, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 9, filed on July 10, 1998, and is hereby incorporated by reference.

          (6) Amendment No. 4, dated June 30, 1998, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10, filed on November 18, 1998, and is hereby incorporated by reference.

          (7) Amendment No. 5, dated July 1, 1998, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 10, filed on November 18, 1998, and is hereby incorporated by reference.

          (8) Amendment No. 6 dated, August 30, 1999, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

          (9) Amendment No. 7, dated February 29, 2000, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and PFPC (formerly known as First Data Investor Services
          Group, Inc.) was filed electronically as an Exhibit to Post-Effective
          Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

          (10) Amendment No. 8, dated June 26, 2000, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and PFPC (formerly known as First Data Investor Services
          Group, Inc.) was filed electronically as an Exhibit to Post-Effective
          Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

          (11) Amendment No. 9, dated June 26, 2000, Restated and Amended
          Amendment No. 6 to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference.

          (12) Amendment No. 10, dated July 28, 2000, to the Remote Access and
          Related Services Agreement, dated December 23, 1994, between
          Registrant and PFPC was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 15, 2000, and is hereby incorporated by reference

          (13) Letter amendment, dated August 22, 2000, to Amendment No. 9, dated June 26,2000, to the Remote Access and Related Services
          Agreement, dated December 23, 1994, between Registrant and First Data
          Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

  (c) (1) Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November
          15, 2000, and is hereby incorporated by reference.

          (2) Amendment No. 1, dated May 9, 2001, to Master Administrative
          Services Agreement, dated June 1, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

          (3) Amendment No. 2, dated December 28, 2001, to Master Administrative
          Services Agreement, dated June 1, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 17, filed on December 21,
          2001, and is hereby incorporated by reference.

          (4) Form of Amendment No. 3 to Master Administrative Services
          Agreement dated June 1, 2000 was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

  (d)     Preferred Registration Technology Escrow Agreement, dated September
          10, 1997, between Registrant and First Data Investor Services Group,
          Inc. was filed electronically as an Exhibit to Post-Effective
          Amendment No. 9, filed on July 10, 1998, and is hereby incorporated by reference.

  (e) Memorandum of Agreement dated November 29, 1999, regarding fee waivers, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 12, filed on March 10, 2000, and is hereby incorporated by reference.

  (f) Memorandum of Agreement dated June 1, 2000, regarding securities lending, between Registrant, with respect to all Funds, and A I M
          Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 14, filed on November 18, 2000, and is hereby incorporated by reference.

  (g) Memorandum of Agreement, dated August 29, 2002, regarding fee waivers, between Registrant and A I M Advisors, Inc. (on behalf of AIM Short
          Term Bond Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 19, filed on June 13, 2002, and is hereby incorporated by reference.

  (h)     Memorandum of Agreement, dated August 29, 2002, between Registrant and
          A I M Distributors, Inc. on behalf of AIM Short Term Bond Fund was filed electronically as an Exhibit to Post-Effective Amendment No. 21, filed on November 20, 2002, and is hereby incorporated by reference.

  (i) Interfund Loan Agreement, dated September 18, 2001, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 15, filed on October 12, 2001, and is hereby incorporated by reference.

14        (1) Consent of Ernst & Young, LLP  is filed herewith electronically.

          (2) Consent of PricewaterhouseCoopers LLP is filed herewith electronically.

15        Omitted Financial Statements - None.

16 Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement -
          None.

17        Forms of Proxy related to the Special Meeting of Shareholders of AIM
          Global Income Fund and AIM Strategic Income Fund are filed herewith electronically.

Item 17.  Undertakings.

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the _12th_ day of February, 2003.

                                   REGISTRANT: AIM INVESTMENT SECURITIES FUNDS

                                           By: /s/ ROBERT H. GRAHAM
                                               ---------------------------
                                               Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURES                                     TITLE                             DATE
             ----------                                     -----                             ----
      /s/ ROBERT H. GRAHAM                      Chairman, Trustee & President          February 12, 2003
----------------------------------------        (Principal Executive Officer)
         (Robert H. Graham)

       /s/ FRANK S. BAYLEY                                 Trustee                     February 12, 2003
----------------------------------------
          (Frank S. Bayley)

     /s/ BRUCE L. CROCKETT                                 Trustee                     February 12, 2003
----------------------------------------
        (Bruce L. Crockett)

      /s/ ALBERT R. DOWDEN                                 Trustee                     February 12, 2003
----------------------------------------
         (Albert R. Dowden)

     /s/ EDWARD K. DUNN, JR.                               Trustee                     February 12, 2003
----------------------------------------
        (Edward K. Dunn, Jr.)

        /s/ JACK M. FIELDS                                 Trustee                     February 12, 2003
----------------------------------------
           (Jack M. Fields)

       /s/ CARL FRISCHLING                                 Trustee                     February 12, 2003
----------------------------------------
          (Carl Frischling)

     /s/ PREMA MATHAI-DAVIS                                Trustee                     February 12, 2003
----------------------------------------
        (Prema Mathai-Davis)

      /s/ LEWIS F. PENNOCK                                 Trustee                     February 12, 2003
----------------------------------------
         (Lewis F. Pennock)

      /s/ RUTH H. QUIGLEY                                  Trustee                     February 12, 2003
----------------------------------------
         (Ruth H. Quigley)

      /s/ LOUIS S. SKLAR                                   Trustee                     February 12, 2003
----------------------------------------
         (Louis S. Sklar)

    /s/ MARK H. WILLIAMSON                                 Trustee                     February 12, 2003
----------------------------------------
       (Mark H. Williamson)

     /s/ DANA R. SUTTON                          Vice President & Treasurer            February 12, 2003
----------------------------------------          (Principal Financial and
         (Dana R. Sutton)                            Accounting Officer)


                                  EXHIBIT INDEX

Exhibit
Number           Description
-------          -----------
11       (a)     Opinion of Counsel and Consent of Ballard Spahr Andrews &
                 Ingersoll, LLP as to the legality of the securities being
                 registered (relating to AIM Global Income Fund)

         (b)     Opinion of Counsel and Consent of Ballard Spahr Andrews &
                 Ingersoll, LLP as to the legality of the securities being registered (relating to AIM Strategic Income Fund)

14               (1) Consent of Ernst & Young LLP

                 (2) Consent of PricewaterhouseCoopers LLP

17               Forms of Proxy